N-4	Apr. 26, 2024 USD ($) yr
Prospectus:
Document Type	N-4
Entity Registrant Name	TALCOTT RESOLUTION LIFE INSURANCE CO SEPARATE ACCOUNT 11
Entity Central Index Key	0001140019
Entity Investment Company Type	N-4
Document Period End Date	Apr. 26, 2024
Amendment Flag	false
Premier Solutions New Jersey Institutions of Higher Ed.
Prospectus:
Fees and Expenses [Text Block]
FEES AND EXPENSES	LOCATION IN PROSPECTUS
Charges for Early Withdrawals
You do not pay a sales charge at the time you make a Contribution to your
Participant Account. But you may pay a Contingent Deferred Sales Charge
(“CDSC”) if you fully or partially surrender your Participant Account Value during the first five Contract Years. No CDSC applies in the sixth Contract
Year or later.

For example, if you made a withdrawal of $100,000.00 (a partial surrender)
from your Participant Account Value during your first Contract Year, you would pay a maximum CDSC of $5,000.00.
Contract Charges: Contingent Deferred Sales Charge
Transaction Charges
In addition to the Contingent Deferred Surrender Charge, you may be
charged for other transactions. These may include fees to set up and administer a Loan from your Participant Account Value, charges for Premium
Taxes that are imposed by a State or other government entity, or a Transfer
Fee for transfers among the Sub-Accounts that exceed twelve transfers in a
Contract Year.
Contract Charges: Loan Fees; Premium Taxes; and Transfer Fees
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year.
Please refer to your Contract specifications page for information about the specific fees you will pay each year.

The fees and expenses don’t reflect advisory fees that are paid to investment advisors from the Participant Account. If such charges were reflected, such fees and expenses would be higher.
				Fee Table: Participant Transaction Expenses; Annual Contract Expenses; Annual Underlying Funds Operating Expenses
	Annual Fee	Minimum	Maximum
	Base Contract[1]	0%	1.27%
	Investment options (Fund fees and expenses)[2]	0.14%	1.83%
	1 As a percentage of Total Value of Participant Accounts under the Contract. [2] As a percentage of Underlying Fund assets.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

Lowest Annual Cost: $1,277	Highest Annual Cost: $2,651
Assumes: Investment of $100,000 •5% annual appreciation •Least expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals	Assumes: Investment of $100,000 •5% annual appreciation •Most expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or
Other Plan or Participant Charges	Any plan-specific fees.	Fee Table: Participant Transaction Expenses

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals
You do not pay a sales charge at the time you make a Contribution to your
Participant Account. But you may pay a Contingent Deferred Sales Charge
(“CDSC”) if you fully or partially surrender your Participant Account Value during the first five Contract Years. No CDSC applies in the sixth Contract
Year or later.

For example, if you made a withdrawal of $100,000.00 (a partial surrender)
from your Participant Account Value during your first Contract Year, you would pay a maximum CDSC of $5,000.00.
Contract Charges: Contingent Deferred Sales Charge

Surrender Charge Phaseout Period, Years | yr	5
Surrender Charge Example Maximum [Dollars]	$ 5,000.00
Transaction Charges [Text Block]
Transaction Charges
In addition to the Contingent Deferred Surrender Charge, you may be
charged for other transactions. These may include fees to set up and administer a Loan from your Participant Account Value, charges for Premium
Taxes that are imposed by a State or other government entity, or a Transfer
Fee for transfers among the Sub-Accounts that exceed twelve transfers in a
Contract Year.
Contract Charges: Loan Fees; Premium Taxes; and Transfer Fees

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year.
Please refer to your Contract specifications page for information about the specific fees you will pay each year.

The fees and expenses don’t reflect advisory fees that are paid to investment advisors from the Participant Account. If such charges were reflected, such fees and expenses would be higher.
				Fee Table: Participant Transaction Expenses; Annual Contract Expenses; Annual Underlying Funds Operating Expenses
	Annual Fee	Minimum	Maximum
	Base Contract[1]	0%	1.27%
	Investment options (Fund fees and expenses)[2]	0.14%	1.83%
	1 As a percentage of Total Value of Participant Accounts under the Contract. [2] As a percentage of Underlying Fund assets.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

Lowest Annual Cost: $1,277	Highest Annual Cost: $2,651
Assumes: Investment of $100,000 •5% annual appreciation •Least expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals	Assumes: Investment of $100,000 •5% annual appreciation •Most expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or
Other Plan or Participant Charges	Any plan-specific fees.	Fee Table: Participant Transaction Expenses

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	0.00%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.27%
Base Contract (N-4) Footnotes [Text Block]	1 As a percentage of Total Value of Participant Accounts under the Contract.
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.14%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.83%
Investment Options Footnotes [Text Block]	2 As a percentage of Underlying Fund assets.
Lowest and Highest Annual Cost [Table Text Block]
Lowest Annual Cost: $1,277	Highest Annual Cost: $2,651
Assumes: Investment of $100,000 •5% annual appreciation •Least expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals	Assumes: Investment of $100,000 •5% annual appreciation •Most expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or
Other Plan or Participant Charges	Any plan-specific fees.	Fee Table: Participant Transaction Expenses

Lowest Annual Cost [Dollars]	$ 1,277
Highest Annual Cost [Dollars]	$ 2,651
Risks [Table Text Block]
RISKS		LOCATION IN PROSPECTUS
Risk of Loss	You can lose money by investing in this Contract, including loss of principal and prior credited earnings.	Principal Risks
Not a Short Term Investment
The Contract is designed as a long-term accumulation Investment for retirement savings. It is not designed for short term investment and is not appropriate for an investor who needs ready access to cash.
Principal Risks
Risks Associated with Investment Options
•An investment in this Contract is subject to the risk of poor investment performance of the Underlying Funds available under the Contract.
•Each Underlying Fund has its own unique risks.
•You should review the prospectus for each Underlying Fund before making an investment decision.
Principal Risks
Insurance Company Risks
Any obligations, guarantees, and benefits of the Contract are subject to the claims- paying ability of the Talcott Resolution. If Talcott Resolution experiences financial distress, it may not be able to meet its obligations to you.
More information about Talcott Resolution, including its financial strength ratings, is available upon request. You may make such request by calling 844-
804-8989 or visiting https://www.talcottresolution.com
Principal Risks

Investment Restrictions [Text Block]	Talcott may add or remove an Underlying Fund as an investment option under the Contract or to limit its availability to new Contributions or Transfers of Participant Account Value
Optional Benefit Restrictions [Text Block]	Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-account will apply only to amounts remaining in the Sub-accounts. A loan that is not repaid will also reduce the death benefit.If the Participant elects to pay third-party advisory fees out of the Contract, they may be subject to federal and state taxes, and a 10% federal tax penalty may apply if the Participant is under age 59 1∕2.
Tax Implications [Text Block]	•You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.•Because you purchase the Contract through a qualified retirement plan, it does not provide any additional tax benefit.•Earnings on your Contract are generally taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59 1∕2.
Investment Professional Compensation [Text Block]	Your registered representative may receive compensation in the form of commissions for selling this Contract to you. Such compensation may influence your registered representative to recommend this Contract over another investment.
Exchanges [Text Block]	Because this Contract is no longer available for sale, it should not be offered to you in exchange for another annuity contract that you own. But you should be aware, in general, that some investment professionals have a financial incentive
Item 4. Fee Table [Text Block]	Systemic Withdrawal Option: If permitted by Internal Revenue Service Regulations and the Plan, Participants who have terminated their employment with the Employer may elect systemic withdrawals based on a specific payment of amount, the frequency of payments and the duration of payments, while remaining in the Accumulation Period. Fee Table The following tables describe the fees and expenses that you, as a Participant, will pay when opening, holding and surrendering amounts from your Participant Account. Please contact your Plan Administrator for information about the specific fees you will pay each year under the Contract. Please note that there may be additional extra-contractual fees and charges that are not reflected in the Fee Tables, such as custodial or advisory fees that are plan and/or Participant specific, and if such costs were reflected, the cost would be higher. Depending on the type of charge, these may reduce your Participant Account Value and/or could have tax consequences. See the Section “Plan Related Expenses” under “Contract Charges” later in this Prospectus. The Contract may be available to third-party intermediaries who may charge you a fee for their services in addition to Contract fees and expenses. If you wish to pay these fees from your Covered Account Value, then the deduction will reduce the death benefit and may be subject to state and federal income taxes and a 10% federal penalty tax may apply if you are under age 59 1∕2. The first table describes the fees and expenses you will pay at the time you make contributions to, withdrawals from, request a Loan from, surrender you Participant Account value, or transfer Participant Account value between Sub-Accounts. State Premium Tax may also be deducted.Participant Transaction Expenses
Sales Load on Premium Payments	None
Maximum Surrender Charge (as a % of each premium payment withdrawn)(1)	5%
Transfer Processing Fee	After the first 12 transfers in a Contract Year, we may charge $5 for each additional transfer during that Contract Year. There is no fee for the first 12 transfers during a Contract Year.
Loan Set-up Fee	$50
The next table describes the fees that you will pay each year during the time that you hold Participant Account value under the Contract (not including Underlying Fund fees and expenses). Annual Contract Expenses
	Maximum Fee	Minimum Fee
Annual Maintenance Fee(2)	$30	$0.00
Base Contract Fee (as a percentage of average daily Sub-Account value)(3)	1.25%	0.00%
Annual Loan Administration Fee(4)	$50.00	$50.00
The next item shows the minimum and maximum total operating expenses charged by the Underlying Funds as of December 31, 2023 that you may pay periodically during the time that you participate in the Contract. A complete list of the Underlying Funds available under the Contract, including their annual expenses, may be found at the back of this Prospectus in Appendix A – Underlying Funds.
Annual Underlying Funds Operating Expenses	Minimum	Maximum
Expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses	0.14%	1.83%
_____________________________________________________________________________________________ (1)We do not deduct a charge for sales expenses from premiums at the time they are paid. However, We may deduct a surrender charge when a premium is withdrawn upon a surrender or partial surrender or applied to certain annuity options during the first five years following the payment of that premium. The surrender charge is calculated as a percentage of the premium payment being withdrawn or annuitized during the applicable Premium Year. The amount of the surrender charge decreases over time, measured from the date the premium payment is credited to the Contract. The surrender charge percentages are shown below.
Premium Years Since Payment of Premium	1	2	3	4	5	6+
Charge (%)	5	4	3	2	1	0
(2)The Annual Maintenance Fee is deducted from each Participant Account on a quarterly basis. The maximum Annual Maintenance Fee is $30.00. The current Annual Maintenance Fee varies with the Average Participant Account Value under the Contract. For Average Participant Account Values between $0 and $19,999.00, the Annual Maintenance Fee is $20.00, for Average Participant Account Values between $20,000.00 and 39,000.00, the Annual Maintenance Fee is $10.00 and for Average Participant Account Values over $40,000.00, the Annual Maintenance Fee is $0.(3)The Base Contract Fee consists of the Mortality and Expense Risk and Administrative Charge, which varies with the total value of Participant Accounts under the Contract. The Mortality and Expense Risk and Administrative Charge is either deducted daily (Method 1) or quarterly (Method 2), depending on which method is selected by your Employer.(4)This fee does not include an interest charged under the terms of the loan.
Transaction Expenses [Table Text Block]	Participant Transaction Expenses
Sales Load on Premium Payments	None
Maximum Surrender Charge (as a % of each premium payment withdrawn)(1)	5%
Transfer Processing Fee	After the first 12 transfers in a Contract Year, we may charge $5 for each additional transfer during that Contract Year. There is no fee for the first 12 transfers during a Contract Year.
Loan Set-up Fee	$50

Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	5.00%
Deferred Sales Load, Footnotes [Text Block]	We do not deduct a charge for sales expenses from premiums at the time they are paid. However, We may deduct a surrender charge when a premium is withdrawn upon a surrender or partial surrender or applied to certain annuity options during the first five years following the payment of that premium. The surrender charge is calculated as a percentage of the premium payment being withdrawn or annuitized during the applicable Premium Year. The amount of the surrender charge decreases over time, measured from the date the premium payment is credited to the Contract. The surrender charge percentages are shown below.
Premium Years Since Payment of Premium	1	2	3	4	5	6+
Charge (%)	5	4	3	2	1	0

Exchange Fee, Maximum [Dollars]	$ 5
Other Transaction Fee, Maximum [Dollars]	$ 50
Annual Contract Expenses [Table Text Block]	Annual Contract Expenses
	Maximum Fee	Minimum Fee
Annual Maintenance Fee(2)	$30	$0.00
Base Contract Fee (as a percentage of average daily Sub-Account value)(3)	1.25%	0.00%
Annual Loan Administration Fee(4)	$50.00	$50.00

Administrative Expense, Maximum [Dollars]	$ 30
Administrative Expense, Minimum [Dollars]	$ 0.00
Administrative Expense, Footnotes [Text Block]	The Annual Maintenance Fee is deducted from each Participant Account on a quarterly basis. The maximum Annual Maintenance Fee is $30.00. The current Annual Maintenance Fee varies with the Average Participant Account Value under the Contract. For Average Participant Account Values between $0 and $19,999.00, the Annual Maintenance Fee is $20.00, for Average Participant Account Values between $20,000.00 and 39,000.00, the Annual Maintenance Fee is $10.00 and for Average Participant Account Values over $40,000.00, the Annual Maintenance Fee is $0.
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.25%
Base Contract Expense (of Average Account Value), Minimum [Percent]	0.00%
Base Contract Expense, Footnotes [Text Block]	The Base Contract Fee consists of the Mortality and Expense Risk and Administrative Charge, which varies with the total value of Participant Accounts under the Contract. The Mortality and Expense Risk and Administrative Charge is either deducted daily (Method 1) or quarterly (Method 2), depending on which method is selected by your Employer.
Other Annual Expense, Maximum [Dollars]	$ 50.00
Other Annual Expense, Minimum [Dollars]	$ 50.00
Other Annual Expense, Footnotes [Text Block]	This fee does not include an interest charged under the terms of the loan.
Annual Portfolio Company Expenses [Table Text Block]
Annual Underlying Funds Operating Expenses	Minimum	Maximum
Expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses	0.14%	1.83%

Portfolio Company Expenses [Text Block]	Expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses
Portfolio Company Expenses Minimum [Percent]	0.14%
Portfolio Company Expenses Maximum [Percent]	1.83%
Item 5. Principal Risks [Table Text Block]	Principal Risks of Investing in the Contract Not a Short Term Investment Vehicle. The Contract is designed for retirement savings or other long-term purposes. It is not appropriate for investors who need ready access to cash. Risks Associated with Underlying Funds. The value of your investment and any returns will depend on the performance of the Underlying Fund(s) you select. You bear the risk of any decline in your Participant Account value resulting from the Underlying Fund(s)’ performance. Company’s Claims Paying Ability. Guarantees and benefits provided by the Talcott Resolution are subject to the financial strength and claims paying ability of the company. If the Talcott experiences financial difficulty, it may not be able to make guaranteed payments that exceed the assets in the Separate Account. Deduction of Third-Party Advisory Fees. Risks relating to the deduction of advisory fees will reduce your Participant Account Value and subject to state and federal income tax, as well as a 10% federal penalty tax if the Participant is under age 59 1/2. Limitations on Surrenders and Withdrawals. During the first five Contract Years we will deduct a Contingent Deferred Surrender Charge if you surrender or take a withdrawal from the Contract. You should purchase the Contract only if you have the ability to keep it in force for a substantial period of time. Contract Suspension. The Contract may be suspended where new Contributions and new Participant Accounts may be prohibited. Tax Consequences. Withdrawals are generally taxable as ordinary income. Withdrawals before age 59 1∕2 may be subject to a tax penalty. Cyber Security and Business Continuity Risk. Our business is highly dependent upon the effective operation of our computer systems and those of our business partners and service providers. Our business is therefore vulnerable to disruptions from utility outages and susceptible to operational and information security risks resulting from system failures and cybersecurity incidents. These risks include, among other things, the theft, misuse, corruption and destruction of electronic data, interference with or denial of service, attacks on systems or websites and other operational disruptions that could severely impede our ability to conduct our business and administer the Contract. Financial services companies and their third-party service providers are increasingly the targets of cyber-attacks involving the encryption of data (e.g., ransomware), disruptions in communications (e.g., denial of service), or unauthorized access to or release of personal or confidential information. In 2023, we were notified of a data security incident involving the MOVEit file transfer system used by numerous financial services companies. A third-party vendor uses that software on our behalf to, among other things, identify the deaths of insured persons and annuitants under life insurance policies and annuity contracts. We notified affected customers as required by law, and we continue to assess and investigate the overall impact of the incident. The techniques used to attack systems and networks change frequently, are becoming more sophisticated, and can originate from a wide variety of sources. The use of remote or flexible work arrangements, remote access tools, and mobile technology has expanded potential targets for cyber-attack. System failures and cybersecurity incidents may adversely affect you and/or your Contract. For instance, a cyber-attack may interfere with our ability to process Contract transactions or calculate Contract values, including Accumulation Unit values, or could result in the release of confidential customer information. Such events could also adversely affect us, as they may result in regulatory fines, financial losses and reputational damage. Cybersecurity incidents may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. Although we take efforts to protect our systems from cybersecurity incidents, there can be no assurance that we or our service providers or the underlying funds will be able to avoid cybersecurity incidents affecting Contract owners in the future. It is possible that a cybersecurity incident could persist for an extended period of time without detection. We are also exposed to risks related to natural and man-made disasters, and other severe events, such as storms, public health crises, terrorist acts, and military actions, any of which could adversely affect our business operations. While we have a business continuity plan and have taken precautions, we cannot assure you that severe events will not result in interruptions to our business operations, particularly if such events affect our computer systems or result in a significant number of our employees becoming unavailable. Interruptions to our business operations may impair our ability to effectively administer the Contract, including our ability to process orders and calculate Contract values. Additionally, our third-party service providers and other third-parties related to our business (such as financial intermediaries or underlying funds) are subject to similar risks. Successful implementation and execution of their business continuity policies and procedures are largely beyond our control. Disruptions to their business operations may impair our own business operations.Cybersecurity incidents may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. Although we take efforts to protect our systems from cybersecurity incidents, there can be no assurance that we or our service providers or the underlying funds will be able to avoid cybersecurity incidents affecting Contract owners in the future. It is possible that a cybersecurity incident could persist for an extended period of time without detection. We are also exposed to risks related to natural and man-made disasters, and other severe events, such as storms, public health crises, terrorist acts, and military actions, any of which could adversely affect our business operations. While we have a business continuity plan and have taken precautions, we cannot assure you that severe events will not result in interruptions to our business operations, particularly if such events affect our computer systems or result in a significant number of our employees becoming unavailable. Interruptions to our business operations may impair our ability to effectively administer the Contract, including our ability to process orders and calculate Contract values. Additionally, our third-party service providers and other third-parties related to our business (such as financial intermediaries or underlying funds) are subject to similar risks. Successful implementation and execution of their business continuity policies and procedures are largely beyond our control. Disruptions to their business operations may impair our own business operations.
Item 10. Benefits Available (N-4) [Text Block]	The above figures are simply to illustrate the calculation of a Variable Annuity and have no bearing on the actual historical record of any Separate Account. Benefits Available Under the Contract The following table summarizes information about the benefits under the Contract.
Benefit	Purpose	Whether Benefit Is Standard or Optional	Maximum Fee	Restrictions/ Limitations
Death Benefit
If the participant dies during
the Accumulation Period,
then the type of death benefit
paid depends on whether the
participant died (a) before
age 65, or (b) on or after
age 65. If the participant died
before age 65, a Minimum
Death Benefit is payable to
the Beneficiary, which is
generally the greater of the
greater of (a) the value of the
Participant Account and
(b) 100% of the
Contributions to the
Participant Account less prior
Surrenders and outstanding
Participant loans.
If the participant dies on or
after age 65, then the
Contract pays a death benefit
equal to the Participant
Account Value, less any
outstanding charges and loan
balances.
Standard
1.25% (Either
deducted via Method
1 (daily deduction as a
percentage of net
asset value of each
fund) or Method 2
(quarterly deduction
as a percentage of the
average daily assets of
Sub-Accounts during
calendar quarter),
depending on which
method is selected by
your Employer)

•For Minimum
Death Benefit,
value of
Participant
account
measured on
date that all
completed
paperwork
received for all
states except IL.
In IL, measured
on date Due
Proof of Death is
received.
•The deduction
of advisory fees
will reduce your
death benefit.

Participant Loan	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	Loan set-up fee of $50.00 and annual loan administration fee of $50.00.	•Must be permitted by the Code and the terms of the Plan.
Benefit	Purpose	Whether Benefit Is Standard or Optional	Maximum Fee	Restrictions/ Limitations
Systemic Withdrawal Option	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	None
•Limited to
Participants who
have terminated
their
employment
with the
Employer;
•Duration of
payments may
not extend
beyond the
Participant’s life
expectancy;
•A Participant
may not elect
the Systemic
Withdrawal
Option if there is
an outstanding
Loan.

Benefits Available [Table Text Block]
Benefit	Purpose	Whether Benefit Is Standard or Optional	Maximum Fee	Restrictions/ Limitations
Death Benefit
If the participant dies during
the Accumulation Period,
then the type of death benefit
paid depends on whether the
participant died (a) before
age 65, or (b) on or after
age 65. If the participant died
before age 65, a Minimum
Death Benefit is payable to
the Beneficiary, which is
generally the greater of the
greater of (a) the value of the
Participant Account and
(b) 100% of the
Contributions to the
Participant Account less prior
Surrenders and outstanding
Participant loans.
If the participant dies on or
after age 65, then the
Contract pays a death benefit
equal to the Participant
Account Value, less any
outstanding charges and loan
balances.
Standard
1.25% (Either
deducted via Method
1 (daily deduction as a
percentage of net
asset value of each
fund) or Method 2
(quarterly deduction
as a percentage of the
average daily assets of
Sub-Accounts during
calendar quarter),
depending on which
method is selected by
your Employer)

•For Minimum
Death Benefit,
value of
Participant
account
measured on
date that all
completed
paperwork
received for all
states except IL.
In IL, measured
on date Due
Proof of Death is
received.
•The deduction
of advisory fees
will reduce your
death benefit.

Participant Loan	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	Loan set-up fee of $50.00 and annual loan administration fee of $50.00.	•Must be permitted by the Code and the terms of the Plan.
Benefit	Purpose	Whether Benefit Is Standard or Optional	Maximum Fee	Restrictions/ Limitations
Systemic Withdrawal Option	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	None
•Limited to
Participants who
have terminated
their
employment
with the
Employer;
•Duration of
payments may
not extend
beyond the
Participant’s life
expectancy;
•A Participant
may not elect
the Systemic
Withdrawal
Option if there is
an outstanding
Loan.

Name of Benefit [Text Block]	Benefit
Purpose of Benefit [Text Block]	Purpose
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	Restrictions/Limitations
Name of Benefit [Text Block]	Benefit
Item 17. Portfolio Companies (N-4) [Text Block]	Appendix A – Underlying Funds The following is a list of the Underlying Funds currently available under the Contract. In the event more than one Underlying Funds were offered under the Contract, the Underlying Funds available to you may vary by Employer. In such an event, you should refer to your retirement plan documents for a list of Underlying Funds available to you. More information about the Underlying Fund is available in the prospectuses for the Fund, which may be amended from time to time and can be found online at https://plan.empower-retirement.com/plancloudws/fundprospectus. You can also request this information at no cost by calling (844) 804-8989 or sending an email request to participantservices@empower.com. The current expenses and performance information below reflect fees and expenses of the Underlying Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. The past performance of a Fund is not necessarily an indication of future performance.
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Large- Stock Growth	AB Sustainable Global Thematic Fund - Advisor Class Adviser: AllianceBernstein L.P. Subadviser: N/A	0.80%	16.25%	13.54%	10.02%
US Fund Large Value	American Century Equity Income Fund - Class A (Effective 5/1/2020, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: American Century Investment Management Inc Subadviser: N/A	1.18%	3.64%	7.80%	7.72%
US Fund Large Value	American Century Equity Income Fund - Investor Class Adviser: American Century Investment Management Inc Subadviser: N/A	0.93%	3.90%	8.07%	8.00%
US Fund Intermediate Government	American Century Ginnie Mae Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	0.80%	4.45%	-0.18%	0.61%
US Fund Small Blend	American Century Small Company Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	1.11%	20.99%	9.69%	5.77%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Money Market - Taxable	American Century U.S. Government Money Market Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	0.71%	4.40%	1.44%	1.10%
US Fund Foreign Large Growth	American Funds EuroPacific Growth Fund® - Class R4 Adviser: Capital Research and Management Company Subadviser: N/A	0.82%	15.64%	7.66%	4.53%
US Fund Diversified Emerging Mkts	American Funds New World Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	1.22%	15.47%	8.21%	4.82%
US Insurance Large Blend	BlackRock S&P 500 Index V.I. Fund - Class I Adviser: BlackRock Advisors LLC Subadviser: N/A	0.14%	26.22%	15.55%	11.80%
US Fund Large Growth	Calvert Equity Fund - Class A Adviser: Calvert Research and Management Subadviser: Atlanta Capital Management Company,LLC	0.91%	17.93%	16.27%	12.70%
US Fund Small Growth	Delaware Ivy Small Cap Growth Fund - Class Y* Adviser: Delaware Management Company Subadviser: Macquarie Investment Management Global Limited	1.14%	13.34%	7.89%	7.14%
US Fund Moderately Aggressive Allocation	Empower Moderately Aggressive Profile Fund - Investor Class* Adviser: Empower Capital Management, LLC Subadviser: N/A	1.01%	13.60%	8.69%	6.51%
US Fund Global Large- Stock Value	Franklin Mutual Global Discovery Fund - Class A* Adviser: Franklin Mutual Advisers, LLC Subadviser: N/A	1.21%	20.27%	10.11%	6.04%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Growth	Franklin Small-Mid Cap Growth Fund - Class A* Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.90%	13.13%	11.51%	7.38%
US Fund Small Blend	Goldman Sachs Small Cap Value Fund - Institutional Class* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.00%	11.32%	8.61%	6.33%
US Fund Large Value	Hartford Dividend and Growth HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.65%	14.18%	13.72%	10.58%
US Fund Mid-Cap Growth	Hartford MidCap HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.73%	14.87%	9.70%	8.77%
US Fund Small Growth	Hartford Small Company HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.80%	16.74%	11.77%	7.79%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core-Plus Bond	Hartford Total Return Bond HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.50%	6.97%	1.86%	2.32%
US Fund Ultrashort Bond	Hartford Ultrashort Bond HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.44%	5.18%	1.80%	1.27%
US Fund Moderately Aggressive Allocation	Invesco Equity and Income Fund - Class A* (Effective 5/1/2020, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.78%	9.99%	9.61%	6.84%
US Fund Moderately Aggressive Allocation	Invesco Equity and Income Fund - Class Y* Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.53%	10.39%	9.89%	7.11%
US Fund Diversified Emerging Mkts	Invesco EQV Emerging Markets All Cap Fund - Class Y* Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.09%	9.07%	5.13%	2.64%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Small/Mid Stock	Invesco Global Opportunities Fund - Class A* Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.12%	17.34%	4.11%	6.41%
US Fund Intermediate Core Bond	Invesco Intermediate Bond Factor Fund - Class A* Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.52%	6.28%	1.69%	2.01%
US Fund Multisector Bond	Loomis Sayles Bond Fund - Retail Class* Adviser: Loomis, Sayles & Company LP Subadviser: N/A	0.91%	7.83%	1.90%	1.85%
US Fund Large Growth	Massachusetts Investors Growth Stock Fund - Class A Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.71%	24.08%	16.72%	12.77%
US Fund Large Growth	MassMutual Blue Chip Growth Fund - Class R5 Adviser: MML Investment Advisers, LLC Subadviser: Loomis, Sayles & Company LP; T. Rowe Price Associates, Inc.	0.75%	50.55%	15.30%	13.08%
US Fund Large Blend	MassMutual Equity Opportunities Fund - Class R5 Adviser: MML Investment Advisers, LLC Subadviser: Wellington Management Company LLP; T. Rowe Price Associates, Inc.	0.85%	10.69%	12.94%	10.29%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Large- Stock Growth	MassMutual Global Fund - Class R4 (Effective 5/1/2020, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: MML Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	1.37%	33.75%	11.59%	7.84%
US Fund Global Large- Stock Growth	MassMutual Global Fund - Class R5 Adviser: MML Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	1.02%	34.13%	11.99%	8.22%
US Fund High Yield Bond	MassMutual High Yield Fund - Class R5* Adviser: MML Investment Advisers, LLC Subadviser: Barings LLC; Baring International Investment Ltd	0.64%	12.94%	5.09%	4.56%
US Fund Foreign Large Blend	MassMutual International Equity Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: Thompson, Siegel & Walmsley LLC; Wellington Management Company LLP	1.50%	11.15%	9.15%	3.78%
US Fund Large Blend	MassMutual Main Street Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	1.34%	22.17%	13.08%	9.54%
US Fund Mid-Cap Growth	MassMutual Mid Cap Growth Fund - Class R5* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.; Frontier Capital Management Company, LLC; T. Rowe Price Investment Management,Inc.	0.76%	19.50%	11.63%	10.23%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2025	MassMutual RetireSMART by JPMorgan 2025 Fund - Class R5* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.57%	12.66%	6.89%	5.30%
US Fund Target-Date 2035	MassMutual RetireSMART by JPMorgan 2035 Fund - Class R5* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.64%	16.55%	8.95%	6.34%
US Fund Target-Date 2045	MassMutual RetireSMART by JPMorgan 2045 Fund - Class R5* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.63%	18.92%	10.48%	7.05%
US Fund Target-Date Retirement	MassMutual RetireSMART by JPMorgan in Retirement Fund - Class R5* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.59%	11.28%	5.29%	3.81%
US Fund Short-Term Bond	MassMutual Short-Duration Bond Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: Barings LLC; Baring International Investment Ltd	0.91%	6.30%	0.67%	1.09%
US Fund Small Growth	MassMutual Small Cap Growth Equity Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Wellington Management Company LLP; Invesco Advisers, Inc.	1.32%	16.45%	12.24%	8.72%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Blend	MassMutual Small Cap Opportunities Fund - Class R4* (Effective 5/1/2020, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: MML Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	1.10%	17.54%	12.61%	8.56%
US Fund Small Blend	MassMutual Small Cap Opportunities Fund - Class R5* Adviser: MML Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.75%	17.90%	13.01%	8.93%
US Fund Small Value	MassMutual Small Company Value Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: AllianceBernstein L.P.; American Century Investment Management	1.31%	9.92%	9.70%	5.95%
US Fund Intermediate Core-Plus Bond	MassMutual Strategic Bond Fund - Class R5 Adviser: MML Investment Advisers, LLC Subadviser: Brandywine Global Investment Mgmt, LLC; Western Asset Management Company, LLC; Western Asset Management CO LTD	0.66%	6.41%	1.58%	2.37%
US Fund Diversified Emerging Mkts	MassMutual Strategic Emerging Markets Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	1.60%	9.63%	1.72%	0.97%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Moderate Allocation	Oakmark Equity and Income Fund - Investor Class Adviser: Harris Associates L.P. Subadviser: N/A	0.86%	17.34%	10.00%	6.70%
US Fund Intermediate Core-Plus Bond	PIMCO Total Return ESG Fund - Admin Class Adviser: Pacific Investment Management Company, LLC Subadviser: N/A	0.86%	5.53%	0.70%	1.37%
US Fund Foreign Large Value	Templeton Foreign Fund - Class A* Adviser: Templeton Global Advisors Limited Subadviser: N/A	1.10%	19.95%	6.34%	2.27%
US Fund Global Bond	Templeton Global Bond Fund - Advisor Class* Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.72%	2.71%	-2.32%	-0.36%
US Fund Mid-Cap Value	Victory Sycamore Established Value Fund - Class I Adviser: Victory Capital Management Inc. Subadviser: N/A	0.58%	10.31%	14.58%	10.97%
US Fund Natural Resources	Virtus Duff & Phelps Water Fund - Institutional Class* Adviser: Virtus Investment Advisers, Inc. Subadviser: Duff & Phelps Investment Management Co	0.93%	12.38%	11.77%	7.02%
*Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.HV-4899
Prospectuses Available [Text Block]	The following is a list of the Underlying Funds currently available under the Contract. In the event more than one Underlying Funds were offered under the Contract, the Underlying Funds available to you may vary by Employer. In such an event, you should refer to your retirement plan documents for a list of Underlying Funds available to you. More information about the Underlying Fund is available in the prospectuses for the Fund, which may be amended from time to time and can be found online at https://plan.empower-retirement.com/plancloudws/fundprospectus. You can also request this information at no cost by calling (844) 804-8989 or sending an email request to participantservices@empower.com. The current expenses and performance information below reflect fees and expenses of the Underlying Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. The past performance of a Fund is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Large- Stock Growth	AB Sustainable Global Thematic Fund - Advisor Class Adviser: AllianceBernstein L.P. Subadviser: N/A	0.80%	16.25%	13.54%	10.02%
US Fund Large Value	American Century Equity Income Fund - Class A (Effective 5/1/2020, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: American Century Investment Management Inc Subadviser: N/A	1.18%	3.64%	7.80%	7.72%
US Fund Large Value	American Century Equity Income Fund - Investor Class Adviser: American Century Investment Management Inc Subadviser: N/A	0.93%	3.90%	8.07%	8.00%
US Fund Intermediate Government	American Century Ginnie Mae Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	0.80%	4.45%	-0.18%	0.61%
US Fund Small Blend	American Century Small Company Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	1.11%	20.99%	9.69%	5.77%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Money Market - Taxable	American Century U.S. Government Money Market Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	0.71%	4.40%	1.44%	1.10%
US Fund Foreign Large Growth	American Funds EuroPacific Growth Fund® - Class R4 Adviser: Capital Research and Management Company Subadviser: N/A	0.82%	15.64%	7.66%	4.53%
US Fund Diversified Emerging Mkts	American Funds New World Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	1.22%	15.47%	8.21%	4.82%
US Insurance Large Blend	BlackRock S&P 500 Index V.I. Fund - Class I Adviser: BlackRock Advisors LLC Subadviser: N/A	0.14%	26.22%	15.55%	11.80%
US Fund Large Growth	Calvert Equity Fund - Class A Adviser: Calvert Research and Management Subadviser: Atlanta Capital Management Company,LLC	0.91%	17.93%	16.27%	12.70%
US Fund Small Growth	Delaware Ivy Small Cap Growth Fund - Class Y* Adviser: Delaware Management Company Subadviser: Macquarie Investment Management Global Limited	1.14%	13.34%	7.89%	7.14%
US Fund Moderately Aggressive Allocation	Empower Moderately Aggressive Profile Fund - Investor Class* Adviser: Empower Capital Management, LLC Subadviser: N/A	1.01%	13.60%	8.69%	6.51%
US Fund Global Large- Stock Value	Franklin Mutual Global Discovery Fund - Class A* Adviser: Franklin Mutual Advisers, LLC Subadviser: N/A	1.21%	20.27%	10.11%	6.04%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Growth	Franklin Small-Mid Cap Growth Fund - Class A* Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.90%	13.13%	11.51%	7.38%
US Fund Small Blend	Goldman Sachs Small Cap Value Fund - Institutional Class* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.00%	11.32%	8.61%	6.33%
US Fund Large Value	Hartford Dividend and Growth HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.65%	14.18%	13.72%	10.58%
US Fund Mid-Cap Growth	Hartford MidCap HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.73%	14.87%	9.70%	8.77%
US Fund Small Growth	Hartford Small Company HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.80%	16.74%	11.77%	7.79%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core-Plus Bond	Hartford Total Return Bond HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.50%	6.97%	1.86%	2.32%
US Fund Ultrashort Bond	Hartford Ultrashort Bond HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.44%	5.18%	1.80%	1.27%
US Fund Moderately Aggressive Allocation	Invesco Equity and Income Fund - Class A* (Effective 5/1/2020, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.78%	9.99%	9.61%	6.84%
US Fund Moderately Aggressive Allocation	Invesco Equity and Income Fund - Class Y* Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.53%	10.39%	9.89%	7.11%
US Fund Diversified Emerging Mkts	Invesco EQV Emerging Markets All Cap Fund - Class Y* Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.09%	9.07%	5.13%	2.64%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Small/Mid Stock	Invesco Global Opportunities Fund - Class A* Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.12%	17.34%	4.11%	6.41%
US Fund Intermediate Core Bond	Invesco Intermediate Bond Factor Fund - Class A* Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.52%	6.28%	1.69%	2.01%
US Fund Multisector Bond	Loomis Sayles Bond Fund - Retail Class* Adviser: Loomis, Sayles & Company LP Subadviser: N/A	0.91%	7.83%	1.90%	1.85%
US Fund Large Growth	Massachusetts Investors Growth Stock Fund - Class A Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.71%	24.08%	16.72%	12.77%
US Fund Large Growth	MassMutual Blue Chip Growth Fund - Class R5 Adviser: MML Investment Advisers, LLC Subadviser: Loomis, Sayles & Company LP; T. Rowe Price Associates, Inc.	0.75%	50.55%	15.30%	13.08%
US Fund Large Blend	MassMutual Equity Opportunities Fund - Class R5 Adviser: MML Investment Advisers, LLC Subadviser: Wellington Management Company LLP; T. Rowe Price Associates, Inc.	0.85%	10.69%	12.94%	10.29%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Large- Stock Growth	MassMutual Global Fund - Class R4 (Effective 5/1/2020, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: MML Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	1.37%	33.75%	11.59%	7.84%
US Fund Global Large- Stock Growth	MassMutual Global Fund - Class R5 Adviser: MML Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	1.02%	34.13%	11.99%	8.22%
US Fund High Yield Bond	MassMutual High Yield Fund - Class R5* Adviser: MML Investment Advisers, LLC Subadviser: Barings LLC; Baring International Investment Ltd	0.64%	12.94%	5.09%	4.56%
US Fund Foreign Large Blend	MassMutual International Equity Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: Thompson, Siegel & Walmsley LLC; Wellington Management Company LLP	1.50%	11.15%	9.15%	3.78%
US Fund Large Blend	MassMutual Main Street Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	1.34%	22.17%	13.08%	9.54%
US Fund Mid-Cap Growth	MassMutual Mid Cap Growth Fund - Class R5* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.; Frontier Capital Management Company, LLC; T. Rowe Price Investment Management,Inc.	0.76%	19.50%	11.63%	10.23%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2025	MassMutual RetireSMART by JPMorgan 2025 Fund - Class R5* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.57%	12.66%	6.89%	5.30%
US Fund Target-Date 2035	MassMutual RetireSMART by JPMorgan 2035 Fund - Class R5* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.64%	16.55%	8.95%	6.34%
US Fund Target-Date 2045	MassMutual RetireSMART by JPMorgan 2045 Fund - Class R5* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.63%	18.92%	10.48%	7.05%
US Fund Target-Date Retirement	MassMutual RetireSMART by JPMorgan in Retirement Fund - Class R5* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.59%	11.28%	5.29%	3.81%
US Fund Short-Term Bond	MassMutual Short-Duration Bond Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: Barings LLC; Baring International Investment Ltd	0.91%	6.30%	0.67%	1.09%
US Fund Small Growth	MassMutual Small Cap Growth Equity Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Wellington Management Company LLP; Invesco Advisers, Inc.	1.32%	16.45%	12.24%	8.72%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Blend	MassMutual Small Cap Opportunities Fund - Class R4* (Effective 5/1/2020, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: MML Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	1.10%	17.54%	12.61%	8.56%
US Fund Small Blend	MassMutual Small Cap Opportunities Fund - Class R5* Adviser: MML Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.75%	17.90%	13.01%	8.93%
US Fund Small Value	MassMutual Small Company Value Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: AllianceBernstein L.P.; American Century Investment Management	1.31%	9.92%	9.70%	5.95%
US Fund Intermediate Core-Plus Bond	MassMutual Strategic Bond Fund - Class R5 Adviser: MML Investment Advisers, LLC Subadviser: Brandywine Global Investment Mgmt, LLC; Western Asset Management Company, LLC; Western Asset Management CO LTD	0.66%	6.41%	1.58%	2.37%
US Fund Diversified Emerging Mkts	MassMutual Strategic Emerging Markets Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	1.60%	9.63%	1.72%	0.97%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Moderate Allocation	Oakmark Equity and Income Fund - Investor Class Adviser: Harris Associates L.P. Subadviser: N/A	0.86%	17.34%	10.00%	6.70%
US Fund Intermediate Core-Plus Bond	PIMCO Total Return ESG Fund - Admin Class Adviser: Pacific Investment Management Company, LLC Subadviser: N/A	0.86%	5.53%	0.70%	1.37%
US Fund Foreign Large Value	Templeton Foreign Fund - Class A* Adviser: Templeton Global Advisors Limited Subadviser: N/A	1.10%	19.95%	6.34%	2.27%
US Fund Global Bond	Templeton Global Bond Fund - Advisor Class* Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.72%	2.71%	-2.32%	-0.36%
US Fund Mid-Cap Value	Victory Sycamore Established Value Fund - Class I Adviser: Victory Capital Management Inc. Subadviser: N/A	0.58%	10.31%	14.58%	10.97%
US Fund Natural Resources	Virtus Duff & Phelps Water Fund - Institutional Class* Adviser: Virtus Investment Advisers, Inc. Subadviser: Duff & Phelps Investment Management Co	0.93%	12.38%	11.77%	7.02%

Portfolio Company Objective [Text Block]	UNDERLYINGFUND TYPE
Temporary Fee Reductions, Current Expenses [Text Block]	*Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.HV-4899
Premier Solutions New Jersey Institutions of Higher Ed. | NotaShortTermInvestmentMember
Prospectus:
Principal Risk [Text Block]	Not a Short Term Investment Vehicle. The Contract is designed for retirement savings or other long-term purposes. It is not appropriate for investors who need ready access to cash.
Premier Solutions New Jersey Institutions of Higher Ed. | InvestmentOptions1RiskMember
Prospectus:
Principal Risk [Text Block]	Risks Associated with Underlying Funds. The value of your investment and any returns will depend on the performance of the Underlying Fund(s) you select. You bear the risk of any decline in your Participant Account value resulting from the Underlying Fund(s)’ performance.
Premier Solutions New Jersey Institutions of Higher Ed. | CompanysClaimsPayingAbilityMember
Prospectus:
Principal Risk [Text Block]	Company’s Claims Paying Ability. Guarantees and benefits provided by the Talcott Resolution are subject to the financial strength and claims paying ability of the company. If the Talcott experiences financial difficulty, it may not be able to make guaranteed payments that exceed the assets in the Separate Account.
Premier Solutions New Jersey Institutions of Higher Ed. | DeductionThirdPartyAdvisoryFeesMember
Prospectus:
Principal Risk [Text Block]	Deduction of Third-Party Advisory Fees. Risks relating to the deduction of advisory fees will reduce your Participant Account Value and subject to state and federal income tax, as well as a 10% federal penalty tax if the Participant is under age 59 1/2.
Premier Solutions New Jersey Institutions of Higher Ed. | LimitationsonSurrendersandWithdrawalsMember
Prospectus:
Principal Risk [Text Block]	Limitations on Surrenders and Withdrawals. During the first five Contract Years we will deduct a Contingent Deferred Surrender Charge if you surrender or take a withdrawal from the Contract. You should purchase the Contract only if you have the ability to keep it in force for a substantial period of time.
Premier Solutions New Jersey Institutions of Higher Ed. | ContractSuspensionMember
Prospectus:
Principal Risk [Text Block]	Contract Suspension. The Contract may be suspended where new Contributions and new Participant Accounts may be prohibited.
Premier Solutions New Jersey Institutions of Higher Ed. | TaxConsequencesMember
Prospectus:
Principal Risk [Text Block]	Tax Consequences. Withdrawals are generally taxable as ordinary income. Withdrawals before age 59 1∕2 may be subject to a tax penalty.
Premier Solutions New Jersey Institutions of Higher Ed. | CyberSecurityandBusinessContinuityRiskMember
Prospectus:
Principal Risk [Text Block]	Cyber Security and Business Continuity Risk. Our business is highly dependent upon the effective operation of our computer systems and those of our business partners and service providers. Our business is therefore vulnerable to disruptions from utility outages and susceptible to operational and information security risks resulting from system failures and cybersecurity incidents. These risks include, among other things, the theft, misuse, corruption and destruction of electronic data, interference with or denial of service, attacks on systems or websites and other operational disruptions that could severely impede our ability to conduct our business and administer the Contract. Financial services companies and their third-party service providers are increasingly the targets of cyber-attacks involving the encryption of data (e.g., ransomware), disruptions in communications (e.g., denial of service), or unauthorized access to or release of personal or confidential information. In 2023, we were notified of a data security incident involving the MOVEit file transfer system used by numerous financial services companies. A third-party vendor uses that software on our behalf to, among other things, identify the deaths of insured persons and annuitants under life insurance policies and annuity contracts. We notified affected customers as required by law, and we continue to assess and investigate the overall impact of the incident. The techniques used to attack systems and networks change frequently, are becoming more sophisticated, and can originate from a wide variety of sources. The use of remote or flexible work arrangements, remote access tools, and mobile technology has expanded potential targets for cyber-attack. System failures and cybersecurity incidents may adversely affect you and/or your Contract. For instance, a cyber-attack may interfere with our ability to process Contract transactions or calculate Contract values, including Accumulation Unit values, or could result in the release of confidential customer information. Such events could also adversely affect us, as they may result in regulatory fines, financial losses and reputational damage. Cybersecurity incidents may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. Although we take efforts to protect our systems from cybersecurity incidents, there can be no assurance that we or our service providers or the underlying funds will be able to avoid cybersecurity incidents affecting Contract owners in the future. It is possible that a cybersecurity incident could persist for an extended period of time without detection. We are also exposed to risks related to natural and man-made disasters, and other severe events, such as storms, public health crises, terrorist acts, and military actions, any of which could adversely affect our business operations. While we have a business continuity plan and have taken precautions, we cannot assure you that severe events will not result in interruptions to our business operations, particularly if such events affect our computer systems or result in a significant number of our employees becoming unavailable. Interruptions to our business operations may impair our ability to effectively administer the Contract, including our ability to process orders and calculate Contract values. Additionally, our third-party service providers and other third-parties related to our business (such as financial intermediaries or underlying funds) are subject to similar risks. Successful implementation and execution of their business continuity policies and procedures are largely beyond our control. Disruptions to their business operations may impair our own business operations.Cybersecurity incidents may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. Although we take efforts to protect our systems from cybersecurity incidents, there can be no assurance that we or our service providers or the underlying funds will be able to avoid cybersecurity incidents affecting Contract owners in the future. It is possible that a cybersecurity incident could persist for an extended period of time without detection. We are also exposed to risks related to natural and man-made disasters, and other severe events, such as storms, public health crises, terrorist acts, and military actions, any of which could adversely affect our business operations. While we have a business continuity plan and have taken precautions, we cannot assure you that severe events will not result in interruptions to our business operations, particularly if such events affect our computer systems or result in a significant number of our employees becoming unavailable. Interruptions to our business operations may impair our ability to effectively administer the Contract, including our ability to process orders and calculate Contract values. Additionally, our third-party service providers and other third-parties related to our business (such as financial intermediaries or underlying funds) are subject to similar risks. Successful implementation and execution of their business continuity policies and procedures are largely beyond our control. Disruptions to their business operations may impair our own business operations.
Premier Solutions New Jersey Institutions of Higher Ed. | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	You can lose money by investing in this Contract, including loss of principal and prior credited earnings.
Premier Solutions New Jersey Institutions of Higher Ed. | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	The Contract is designed as a long-term accumulation Investment for retirement savings. It is not designed for short term investment and is not appropriate for an investor who needs ready access to cash.
Premier Solutions New Jersey Institutions of Higher Ed. | Investment Options Risk [Member]
Prospectus:
Risk [Text Block]	•An investment in this Contract is subject to the risk of poor investment performance of the Underlying Funds available under the Contract.•Each Underlying Fund has its own unique risks.•You should review the prospectus for each Underlying Fund before making an investment decision.
Premier Solutions New Jersey Institutions of Higher Ed. | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	Any obligations, guarantees, and benefits of the Contract are subject to the claims- paying ability of the Talcott Resolution. If Talcott Resolution experiences financial distress, it may not be able to meet its obligations to you. More information about Talcott Resolution, including its financial strength ratings, is available upon request. You may make such request by calling 844-804-8989 or visiting https://www.talcottresolution.com
Premier Solutions New Jersey Institutions of Higher Ed. | ABSustainableGlobalThematicFundAdvisorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Growth
Portfolio Company Name [Text Block]	AB Sustainable Global Thematic Fund - Advisor Class
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	16.25%
Average Annual Total Returns, 5 Years [Percent]	13.54%
Average Annual Total Returns, 10 Years [Percent]	10.02%
Premier Solutions New Jersey Institutions of Higher Ed. | AmericanCenturyEquityIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	American Century Equity Income Fund - Class A (Effective 5/1/2020, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	3.64%
Average Annual Total Returns, 5 Years [Percent]	7.80%
Average Annual Total Returns, 10 Years [Percent]	7.72%
Premier Solutions New Jersey Institutions of Higher Ed. | AmericanCenturyEquityIncomeFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	American Century Equity Income Fund - Investor Class
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	3.90%
Average Annual Total Returns, 5 Years [Percent]	8.07%
Average Annual Total Returns, 10 Years [Percent]	8.00%
Premier Solutions New Jersey Institutions of Higher Ed. | AmericanCenturyGinnieMaeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Government
Portfolio Company Name [Text Block]	American Century Ginnie Mae Fund - Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	4.45%
Average Annual Total Returns, 5 Years [Percent]	(0.18%)
Average Annual Total Returns, 10 Years [Percent]	0.61%
Premier Solutions New Jersey Institutions of Higher Ed. | AmericanCenturySmallCompanyFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	American Century Small Company Fund - Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	20.99%
Average Annual Total Returns, 5 Years [Percent]	9.69%
Average Annual Total Returns, 10 Years [Percent]	5.77%
Premier Solutions New Jersey Institutions of Higher Ed. | AmericanCenturyUSGovernmentMoneyMarketFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Money Market - Taxable
Portfolio Company Name [Text Block]	American Century U.S. Government Money Market Fund - Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	4.40%
Average Annual Total Returns, 5 Years [Percent]	1.44%
Average Annual Total Returns, 10 Years [Percent]	1.10%
Premier Solutions New Jersey Institutions of Higher Ed. | AmericanFundsEuroPacificGrowthFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	American Funds EuroPacific Growth Fund® - Class R4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	15.64%
Average Annual Total Returns, 5 Years [Percent]	7.66%
Average Annual Total Returns, 10 Years [Percent]	4.53%
Premier Solutions New Jersey Institutions of Higher Ed. | AmericanFundsNewWorldFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Diversified Emerging Mkts
Portfolio Company Name [Text Block]	American Funds New World Fund® - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.22%
Average Annual Total Returns, 1 Year [Percent]	15.47%
Average Annual Total Returns, 5 Years [Percent]	8.21%
Average Annual Total Returns, 10 Years [Percent]	4.82%
Premier Solutions New Jersey Institutions of Higher Ed. | BlackRockSP500IndexVIFundClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	US Insurance Large Blend
Portfolio Company Name [Text Block]	BlackRock S&P 500 Index V.I. Fund - Class I
Portfolio Company Adviser [Text Block]	BlackRock Advisors LLC
Current Expenses [Percent]	0.14%
Average Annual Total Returns, 1 Year [Percent]	26.22%
Average Annual Total Returns, 5 Years [Percent]	15.55%
Average Annual Total Returns, 10 Years [Percent]	11.80%
Premier Solutions New Jersey Institutions of Higher Ed. | CalvertEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Calvert Equity Fund - Class A
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Portfolio Company Subadviser [Text Block]	Atlanta Capital Management Company,LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	17.93%
Average Annual Total Returns, 5 Years [Percent]	16.27%
Average Annual Total Returns, 10 Years [Percent]	12.70%
Premier Solutions New Jersey Institutions of Higher Ed. | DelawareIvySmallCapGrowthFundClassYMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	Delaware Ivy Small Cap Growth Fund - Class Y*
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	13.34%
Average Annual Total Returns, 5 Years [Percent]	7.89%
Average Annual Total Returns, 10 Years [Percent]	7.14%
Premier Solutions New Jersey Institutions of Higher Ed. | EmpowerAggressiveProfileFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Moderately Aggressive Allocation
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	13.60%
Average Annual Total Returns, 5 Years [Percent]	8.69%
Average Annual Total Returns, 10 Years [Percent]	6.51%
Premier Solutions New Jersey Institutions of Higher Ed. | FranklinMutualGlobalDiscoveryFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Value
Portfolio Company Name [Text Block]	Franklin Mutual Global Discovery Fund - Class A*
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	1.21%
Average Annual Total Returns, 1 Year [Percent]	20.27%
Average Annual Total Returns, 5 Years [Percent]	10.11%
Average Annual Total Returns, 10 Years [Percent]	6.04%
Premier Solutions New Jersey Institutions of Higher Ed. | FranklinSmallMidCapGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Franklin Small-Mid Cap Growth Fund - Class A*
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	13.13%
Average Annual Total Returns, 5 Years [Percent]	11.51%
Average Annual Total Returns, 10 Years [Percent]	7.38%
Premier Solutions New Jersey Institutions of Higher Ed. | GoldmanSachsSmallCapValueFundInstitutionalClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	Goldman Sachs Small Cap Value Fund - Institutional Class*
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	11.32%
Average Annual Total Returns, 5 Years [Percent]	8.61%
Average Annual Total Returns, 10 Years [Percent]	6.33%
Premier Solutions New Jersey Institutions of Higher Ed. | HartfordDividendandGrowthHLSFundClassIAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Hartford Dividend and Growth HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	14.18%
Average Annual Total Returns, 5 Years [Percent]	13.72%
Average Annual Total Returns, 10 Years [Percent]	10.58%
Premier Solutions New Jersey Institutions of Higher Ed. | HartfordMidCapHLSFundClassIAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Hartford MidCap HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	14.87%
Average Annual Total Returns, 5 Years [Percent]	9.70%
Average Annual Total Returns, 10 Years [Percent]	8.77%
Premier Solutions New Jersey Institutions of Higher Ed. | HartfordSmallCompanyHLSFundClassIAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	Hartford Small Company HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	16.74%
Average Annual Total Returns, 5 Years [Percent]	11.77%
Average Annual Total Returns, 10 Years [Percent]	7.79%
Premier Solutions New Jersey Institutions of Higher Ed. | HartfordTotalReturnBondHLSFundClassIAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	Hartford Total Return Bond HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	6.97%
Average Annual Total Returns, 5 Years [Percent]	1.86%
Average Annual Total Returns, 10 Years [Percent]	2.32%
Premier Solutions New Jersey Institutions of Higher Ed. | HartfordUltrashortBondHLSFundClassIAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Ultrashort Bond
Portfolio Company Name [Text Block]	Hartford Ultrashort Bond HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.44%
Average Annual Total Returns, 1 Year [Percent]	5.18%
Average Annual Total Returns, 5 Years [Percent]	1.80%
Average Annual Total Returns, 10 Years [Percent]	1.27%
Premier Solutions New Jersey Institutions of Higher Ed. | InvescoEquityandIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Moderately Aggressive Allocation
Portfolio Company Name [Text Block]	Invesco Equity and Income Fund - Class A* (Effective 5/1/2020, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	9.99%
Average Annual Total Returns, 5 Years [Percent]	9.61%
Average Annual Total Returns, 10 Years [Percent]	6.84%
Premier Solutions New Jersey Institutions of Higher Ed. | InvescoEquityandIncomeFundClassYMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Moderately Aggressive Allocation
Portfolio Company Name [Text Block]	Invesco Equity and Income Fund - Class Y*
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	10.39%
Average Annual Total Returns, 5 Years [Percent]	9.89%
Average Annual Total Returns, 10 Years [Percent]	7.11%
Premier Solutions New Jersey Institutions of Higher Ed. | InvescoEQVEmergingMarketsAllCapFundClassYMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Diversified Emerging Mkts
Portfolio Company Name [Text Block]	Invesco EQV Emerging Markets All Cap Fund - Class Y*
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	9.07%
Average Annual Total Returns, 5 Years [Percent]	5.13%
Average Annual Total Returns, 10 Years [Percent]	2.64%
Premier Solutions New Jersey Institutions of Higher Ed. | InvescoGlobalOpportunitiesFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Small/Mid Stock
Portfolio Company Name [Text Block]	Invesco Global Opportunities Fund - Class A*
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	17.34%
Average Annual Total Returns, 5 Years [Percent]	4.11%
Average Annual Total Returns, 10 Years [Percent]	6.41%
Premier Solutions New Jersey Institutions of Higher Ed. | InvescoIntermediateBondFactorFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core Bond
Portfolio Company Name [Text Block]	Invesco Intermediate Bond Factor Fund - Class A*
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.52%
Average Annual Total Returns, 1 Year [Percent]	6.28%
Average Annual Total Returns, 5 Years [Percent]	1.69%
Average Annual Total Returns, 10 Years [Percent]	2.01%
Premier Solutions New Jersey Institutions of Higher Ed. | LoomisSaylesBondFundRetailClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Multisector Bond
Portfolio Company Name [Text Block]	Loomis Sayles Bond Fund - Retail Class*
Portfolio Company Adviser [Text Block]	Loomis, Sayles & Company LP
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	7.83%
Average Annual Total Returns, 5 Years [Percent]	1.90%
Average Annual Total Returns, 10 Years [Percent]	1.85%
Premier Solutions New Jersey Institutions of Higher Ed. | MassachusettsInvestorsGrowthStockFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Massachusetts Investors Growth Stock Fund - Class A
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	24.08%
Average Annual Total Returns, 5 Years [Percent]	16.72%
Average Annual Total Returns, 10 Years [Percent]	12.77%
Premier Solutions New Jersey Institutions of Higher Ed. | MassMutualBlueChipGrowthFundClassR5Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	MassMutual Blue Chip Growth Fund - Class R5
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company LP; T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	50.55%
Average Annual Total Returns, 5 Years [Percent]	15.30%
Average Annual Total Returns, 10 Years [Percent]	13.08%
Premier Solutions New Jersey Institutions of Higher Ed. | MassMutualEquityOpportunitiesFundClassR5Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	MassMutual Equity Opportunities Fund - Class R5
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP; T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	10.69%
Average Annual Total Returns, 5 Years [Percent]	12.94%
Average Annual Total Returns, 10 Years [Percent]	10.29%
Premier Solutions New Jersey Institutions of Higher Ed. | MassMutualGlobalFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Growth
Portfolio Company Name [Text Block]	MassMutual Global Fund - Class R4 (Effective 5/1/2020, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.37%
Average Annual Total Returns, 1 Year [Percent]	33.75%
Average Annual Total Returns, 5 Years [Percent]	11.59%
Average Annual Total Returns, 10 Years [Percent]	7.84%
Premier Solutions New Jersey Institutions of Higher Ed. | MassMutualGlobalFundClassR5Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Growth
Portfolio Company Name [Text Block]	MassMutual Global Fund - Class R5
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	34.13%
Average Annual Total Returns, 5 Years [Percent]	11.99%
Average Annual Total Returns, 10 Years [Percent]	8.22%
Premier Solutions New Jersey Institutions of Higher Ed. | MassMutualHighYieldFundClassR5Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund High Yield Bond
Portfolio Company Name [Text Block]	MassMutual High Yield Fund - Class R5*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Barings LLC; Baring International Investment Ltd
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	12.94%
Average Annual Total Returns, 5 Years [Percent]	5.09%
Average Annual Total Returns, 10 Years [Percent]	4.56%
Premier Solutions New Jersey Institutions of Higher Ed. | MassMutualInternationalEquityFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	MassMutual International Equity Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Thompson, Siegel & Walmsley LLC; Wellington Management Company LLP
Current Expenses [Percent]	1.50%
Average Annual Total Returns, 1 Year [Percent]	11.15%
Average Annual Total Returns, 5 Years [Percent]	9.15%
Average Annual Total Returns, 10 Years [Percent]	3.78%
Premier Solutions New Jersey Institutions of Higher Ed. | MassMutualMainStreetFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	MassMutual Main Street Fund - Class R4
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.34%
Average Annual Total Returns, 1 Year [Percent]	22.17%
Average Annual Total Returns, 5 Years [Percent]	13.08%
Average Annual Total Returns, 10 Years [Percent]	9.54%
Premier Solutions New Jersey Institutions of Higher Ed. | MassMutualMidCapGrowthFundClassR5Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	MassMutual Mid Cap Growth Fund - Class R5*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.; Frontier Capital Management Company, LLC; T. Rowe Price Investment Management,Inc.
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	19.50%
Average Annual Total Returns, 5 Years [Percent]	11.63%
Average Annual Total Returns, 10 Years [Percent]	10.23%
Premier Solutions New Jersey Institutions of Higher Ed. | MassMutualRetireSMARTbyJPMorgan2025FundClassR5Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2025
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan 2025 Fund - Class R5*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	12.66%
Average Annual Total Returns, 5 Years [Percent]	6.89%
Average Annual Total Returns, 10 Years [Percent]	5.30%
Premier Solutions New Jersey Institutions of Higher Ed. | MassMutualRetireSMARTbyJPMorgan2035FundClassR5Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2035
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan 2035 Fund - Class R5*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	16.55%
Average Annual Total Returns, 5 Years [Percent]	8.95%
Average Annual Total Returns, 10 Years [Percent]	6.34%
Premier Solutions New Jersey Institutions of Higher Ed. | MassMutualRetireSMARTbyJPMorgan2045FundClassR5Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2045
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan 2045 Fund - Class R5*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	18.92%
Average Annual Total Returns, 5 Years [Percent]	10.48%
Average Annual Total Returns, 10 Years [Percent]	7.05%
Premier Solutions New Jersey Institutions of Higher Ed. | MassMutualRetireSMARTbyJPMorganinRetirementFundClassR5Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date Retirement
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan in Retirement Fund - Class R5*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	11.28%
Average Annual Total Returns, 5 Years [Percent]	5.29%
Average Annual Total Returns, 10 Years [Percent]	3.81%
Premier Solutions New Jersey Institutions of Higher Ed. | MassMutualShortDurationBondFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Short-Term Bond
Portfolio Company Name [Text Block]	MassMutual Short-Duration Bond Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Barings LLC; Baring International Investment Ltd
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	6.30%
Average Annual Total Returns, 5 Years [Percent]	0.67%
Average Annual Total Returns, 10 Years [Percent]	1.09%
Premier Solutions New Jersey Institutions of Higher Ed. | MassMutualSmallCapGrowthEquityFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	MassMutual Small Cap Growth Equity Fund - Class R4
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP; Invesco Advisers, Inc.
Current Expenses [Percent]	1.32%
Average Annual Total Returns, 1 Year [Percent]	16.45%
Average Annual Total Returns, 5 Years [Percent]	12.24%
Average Annual Total Returns, 10 Years [Percent]	8.72%
Premier Solutions New Jersey Institutions of Higher Ed. | MassMutualSmallCapOpportunitiesFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	MassMutual Small Cap Opportunities Fund - Class R4* (Effective 5/1/2020, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	17.54%
Average Annual Total Returns, 5 Years [Percent]	12.61%
Average Annual Total Returns, 10 Years [Percent]	8.56%
Premier Solutions New Jersey Institutions of Higher Ed. | MassMutualSmallCapOpportunitiesFundClassR5Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	MassMutual Small Cap Opportunities Fund - Class R5*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	17.90%
Average Annual Total Returns, 5 Years [Percent]	13.01%
Average Annual Total Returns, 10 Years [Percent]	8.93%
Premier Solutions New Jersey Institutions of Higher Ed. | MassMutualSmallCompanyValueFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	MassMutual Small Company Value Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.; American Century Investment Management
Current Expenses [Percent]	1.31%
Average Annual Total Returns, 1 Year [Percent]	9.92%
Average Annual Total Returns, 5 Years [Percent]	9.70%
Average Annual Total Returns, 10 Years [Percent]	5.95%
Premier Solutions New Jersey Institutions of Higher Ed. | MassMutualStrategicBondFundClassR5Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	MassMutual Strategic Bond Fund - Class R5
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Brandywine Global Investment Mgmt, LLC; Western Asset Management Company, LLC; Western Asset Management CO LTD
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	6.41%
Average Annual Total Returns, 5 Years [Percent]	1.58%
Average Annual Total Returns, 10 Years [Percent]	2.37%
Premier Solutions New Jersey Institutions of Higher Ed. | MassMutualSrategicEmergingMarketsFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Diversified Emerging Mkts
Portfolio Company Name [Text Block]	MassMutual Strategic Emerging Markets Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.60%
Average Annual Total Returns, 1 Year [Percent]	9.63%
Average Annual Total Returns, 5 Years [Percent]	1.72%
Average Annual Total Returns, 10 Years [Percent]	0.97%
Premier Solutions New Jersey Institutions of Higher Ed. | OakmarkEquityandIncomeFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Moderate Allocation
Portfolio Company Name [Text Block]	Oakmark Equity and Income Fund - Investor Class
Portfolio Company Adviser [Text Block]	Harris Associates L.P.
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	17.34%
Average Annual Total Returns, 5 Years [Percent]	10.00%
Average Annual Total Returns, 10 Years [Percent]	6.70%
Premier Solutions New Jersey Institutions of Higher Ed. | PIMCOTotalReturnESGFundAdminClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	PIMCO Total Return ESG Fund - Admin Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	5.53%
Average Annual Total Returns, 5 Years [Percent]	0.70%
Average Annual Total Returns, 10 Years [Percent]	1.37%
Premier Solutions New Jersey Institutions of Higher Ed. | TempletonForeignFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Value
Portfolio Company Name [Text Block]	Templeton Foreign Fund - Class A*
Portfolio Company Adviser [Text Block]	Templeton Global Advisors Limited
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	19.95%
Average Annual Total Returns, 5 Years [Percent]	6.34%
Average Annual Total Returns, 10 Years [Percent]	2.27%
Premier Solutions New Jersey Institutions of Higher Ed. | TempletonGlobalBondFundAdvisorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Bond
Portfolio Company Name [Text Block]	Templeton Global Bond Fund - Advisor Class*
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	2.71%
Average Annual Total Returns, 5 Years [Percent]	(2.32%)
Average Annual Total Returns, 10 Years [Percent]	(0.36%)
Premier Solutions New Jersey Institutions of Higher Ed. | VictorySycamoreEstablishedValueFundClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Victory Sycamore Established Value Fund - Class I
Portfolio Company Adviser [Text Block]	Victory Capital Management Inc.
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	10.31%
Average Annual Total Returns, 5 Years [Percent]	14.58%
Average Annual Total Returns, 10 Years [Percent]	10.97%
Premier Solutions New Jersey Institutions of Higher Ed. | VirtusDuffandPhelpsWaterFundInstitutionalClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Natural Resources
Portfolio Company Name [Text Block]	Virtus Duff & Phelps Water Fund - Institutional Class*
Portfolio Company Adviser [Text Block]	Virtus Investment Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Duff & Phelps Investment Management Co
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	12.38%
Average Annual Total Returns, 5 Years [Percent]	11.77%
Average Annual Total Returns, 10 Years [Percent]	7.02%
Premier Solutions New Jersey Institutions of Higher Ed. | EmpowerModeratelyAggressiveProfileFundInvestorClassMember
Prospectus:
Portfolio Company Name [Text Block]	Empower Moderately Aggressive Profile Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Premier Solutions New Jersey Institutions of Higher Ed. | ParticipantLoanMember
Prospectus:
Name of Benefit [Text Block]	Participant Loan
Purpose of Benefit [Text Block]	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.
Standard Benefit [Flag]	true
Standard Benefit Expense, Maximum [Dollars]	$ 50.00
Brief Restrictions / Limitations [Text Block]	•Must be permitted by the Code and the terms of the Plan.BenefitPurposeWhether Benefit Is Standard or OptionalMaximum FeeRestrictions/Limitations
Name of Benefit [Text Block]	Participant Loan
Operation of Benefit [Text Block]	Participant Loans During the Accumulation Period, a Participant under a Tax-sheltered Annuity plan may request a loan from his or her Participant Account, if permitted by the Plan. Loans from a Participant’s Account may not be available in all states or may be subject to restrictions. When you initiate a loan from your Participant Account, We deduct a loan set-up fee of $50. In addition, while your loan is outstanding, We deduct a $50 annual loan administration fee from your Participant Account on a quarterly basis. We deduct 25 percent of the annual fee on the last Valuation Day of each quarter, or from the proceeds of a full Surrender of your Participant Account. When you take a loan from your Participant Account, for record-keeping purposes, an amount equal to your loan, plus interest, is placed into a loan account. When you make loan repayments, the amount of the loan account decreases until your loan account is re-paid in full. You must pay back your loan according to the payment schedule set by the terms of your loan agreement. The loan agreement describes the terms, conditions, and any fees or charges of your loan. Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Account. The longer a loan is outstanding, the greater the impact on the Participant’s Account is likely to be. Also, if not repaid, the outstanding loan balance will reduce the death benefit otherwise payable to the Beneficiary.
Premier Solutions New Jersey Institutions of Higher Ed. | SystemicWithdrawalOptionMember
Prospectus:
Name of Benefit [Text Block]	Systemic Withdrawal Option
Purpose of Benefit [Text Block]	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Limited to Participants who have terminated their employment with the Employer;•Duration of payments may not extend beyond the Participant’s life expectancy;•A Participant may not elect the Systemic Withdrawal Option if there is an outstanding Loan.
Name of Benefit [Text Block]	Systemic Withdrawal Option
Premier Solutions New Jersey Institutions of Higher Ed. | Standard Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Death Benefit
Purpose of Benefit [Text Block]	If the participant dies during the Accumulation Period, then the type of death benefit paid depends on whether the participant died (a) before age 65, or (b) on or after age 65. If the participant died before age 65, a Minimum Death Benefit is payable to the Beneficiary, which is generally the greater of the greater of (a) the value of the Participant Account and (b) 100% of the Contributions to the Participant Account less prior Surrenders and outstanding Participant loans.If the participant dies on or after age 65, then the Contract pays a death benefit equal to the Participant Account Value, less any outstanding charges and loan balances.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	1.25%
Brief Restrictions / Limitations [Text Block]	•For Minimum Death Benefit, value of Participant account measured on date that all completed paperwork received for all states except IL. In IL, measured on date Due Proof of Death is received.•The deduction of advisory fees will reduce your death benefit.
Name of Benefit [Text Block]	Death Benefit
Operation of Benefit [Text Block]	Death Benefits Determination of the Beneficiary: The Beneficiary is the person or persons designated to receive payment of the death benefit upon the death of the Participant. If no designated Beneficiary remains living at the death of the Participant, the Participant’s estate is the Beneficiary. Death before the Annuity Commencement Date: • Death prior to age 65: If the Participant dies before the Annuity Commencement Date or the Participant’s attainment of age 65 (whichever comes first) the Minimum Death Benefit is payable to the Beneficiary. The Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. For Contracts purchased in Illinois, the Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. To the extent you have Related Contracts under your plan, we may take into consideration corresponding Participant Account values, Contributions, Surrenders, or loan indebtedness in calculating the Minimum Death Benefit. The value of a Participant’s Account on any Valuation Day before the Annuity Commencement Date will be reduced by any applicable Premium Taxes not already deducted. • Death on or after age 65: If the Participant dies before the Annuity Commencement Date but on or after the Participant’s 65th birthday, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices. For Contracts purchased in Illinois, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death at our Administrative Offices. Calculation of the death benefit: Except for Contracts purchased in Illinois, if the Participant dies before the Annuity Commencement Date, the death benefit will be calculated as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction. The death benefit remains invested in the Separate Account and/or General Account option according to your last instructions until the proceeds are paid or we receive new settlement instructions from the Beneficiary. During the time period between our receipt of Due Proof of Death and our receipt of the completed settlement instructions, the calculated death benefit will be subject to market fluctuations. Upon receipt of complete settlement instructions, we will calculate the payable amount. If the proceeds are taken in a single sum, payment will normally be made within seven days of our receipt of completed settlement instructions. You may apply the death benefit payment to any one of the Annuity payout options (See “Annuity Payout Options”) instead of receiving the death benefit payment in a single sum. An election to receive payment of death benefits under an Annuity payout option must be made before a lump sum settlement and within one year after the death by written notice to us at our Administrative Offices. Proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payouts will become operative unless the initial Annuity payout is at least $20 on either a variable or fixed basis, or $20 on each basis when a combination benefit is elected. The manner in which the Annuity payouts are determined and in which they may vary from month to month are the same as applicable to a Participant’s Account after retirement (See “Contract Value”). Death on or after the Annuity Commencement Date: If the Annuitant dies on or after the Annuity Commencement Date, there may be no payout at death unless the Annuitant has elected an Annuity payout option that permits the Beneficiary to elect to continue Annuity payouts or to receive the computed value.
Premier Solutions New Jersey Institutions of Higher Ed. | Percent125Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	$ 7,776
Surrender Expense, 3 Years, Maximum [Dollars]	12,599
Surrender Expense, 5 Years, Maximum [Dollars]	17,512
Surrender Expense, 10 Years, Maximum [Dollars]	34,576
Annuitized Expense, 1 Year, Maximum [Dollars]	3,187
Annuitized Expense, 3 Years, Maximum [Dollars]	9,734
Annuitized Expense, 5 Years, Maximum [Dollars]	16,518
Annuitized Expense, 10 Years, Maximum [Dollars]	34,576
No Surrender Expense, 1 Year, Maximum [Dollars]	3,187
No Surrender Expense, 3 Years, Maximum [Dollars]	9,734
No Surrender Expense, 5 Years, Maximum [Dollars]	16,518
No Surrender Expense, 10 Years, Maximum [Dollars]	34,576
Premier Solutions New Jersey Institutions of Higher Ed. | Percent105Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	7,581
Surrender Expense, 3 Years, Maximum [Dollars]	12,010
Surrender Expense, 5 Years, Maximum [Dollars]	16,518
Surrender Expense, 10 Years, Maximum [Dollars]	32,652
Annuitized Expense, 1 Year, Maximum [Dollars]	2,982
Annuitized Expense, 3 Years, Maximum [Dollars]	9,126
Annuitized Expense, 5 Years, Maximum [Dollars]	15,518
Annuitized Expense, 10 Years, Maximum [Dollars]	32,652
No Surrender Expense, 1 Year, Maximum [Dollars]	2,982
No Surrender Expense, 3 Years, Maximum [Dollars]	9,126
No Surrender Expense, 5 Years, Maximum [Dollars]	15,518
No Surrender Expense, 10 Years, Maximum [Dollars]	32,652
Premier Solutions New Jersey Institutions of Higher Ed. | Percent085Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	7,387
Surrender Expense, 3 Years, Maximum [Dollars]	11,419
Surrender Expense, 5 Years, Maximum [Dollars]	15,509
Surrender Expense, 10 Years, Maximum [Dollars]	30,690
Annuitized Expense, 1 Year, Maximum [Dollars]	2,777
Annuitized Expense, 3 Years, Maximum [Dollars]	8,516
Annuitized Expense, 5 Years, Maximum [Dollars]	14,510
Annuitized Expense, 10 Years, Maximum [Dollars]	30,690
No Surrender Expense, 1 Year, Maximum [Dollars]	2,777
No Surrender Expense, 3 Years, Maximum [Dollars]	8,516
No Surrender Expense, 5 Years, Maximum [Dollars]	14,510
No Surrender Expense, 10 Years, Maximum [Dollars]	30,690
Premier Solutions New Jersey Institutions of Higher Ed. | Percent075Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	7,289
Surrender Expense, 3 Years, Maximum [Dollars]	11,123
Surrender Expense, 5 Years, Maximum [Dollars]	15,002
Surrender Expense, 10 Years, Maximum [Dollars]	29,694
Annuitized Expense, 1 Year, Maximum [Dollars]	2,675
Annuitized Expense, 3 Years, Maximum [Dollars]	8,209
Annuitized Expense, 5 Years, Maximum [Dollars]	14,002
Annuitized Expense, 10 Years, Maximum [Dollars]	29,694
No Surrender Expense, 1 Year, Maximum [Dollars]	2,675
No Surrender Expense, 3 Years, Maximum [Dollars]	8,209
No Surrender Expense, 5 Years, Maximum [Dollars]	14,002
No Surrender Expense, 10 Years, Maximum [Dollars]	29,694
Premier Solutions New Jersey Institutions of Higher Ed. | Percent065Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	7,192
Surrender Expense, 3 Years, Maximum [Dollars]	10,826
Surrender Expense, 5 Years, Maximum [Dollars]	14,492
Surrender Expense, 10 Years, Maximum [Dollars]	28,688
Annuitized Expense, 1 Year, Maximum [Dollars]	2,572
Annuitized Expense, 3 Years, Maximum [Dollars]	7,903
Annuitized Expense, 5 Years, Maximum [Dollars]	13,493
Annuitized Expense, 10 Years, Maximum [Dollars]	28,688
No Surrender Expense, 1 Year, Maximum [Dollars]	2,572
No Surrender Expense, 3 Years, Maximum [Dollars]	7,903
No Surrender Expense, 5 Years, Maximum [Dollars]	13,493
No Surrender Expense, 10 Years, Maximum [Dollars]	28,688
Premier Solutions New Jersey Institutions of Higher Ed. | Percent050Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	7,046
Surrender Expense, 3 Years, Maximum [Dollars]	10,379
Surrender Expense, 5 Years, Maximum [Dollars]	13,724
Surrender Expense, 10 Years, Maximum [Dollars]	27,159
Annuitized Expense, 1 Year, Maximum [Dollars]	2,418
Annuitized Expense, 3 Years, Maximum [Dollars]	7,441
Annuitized Expense, 5 Years, Maximum [Dollars]	12,724
Annuitized Expense, 10 Years, Maximum [Dollars]	27,159
No Surrender Expense, 1 Year, Maximum [Dollars]	2,418
No Surrender Expense, 3 Years, Maximum [Dollars]	7,441
No Surrender Expense, 5 Years, Maximum [Dollars]	12,724
No Surrender Expense, 10 Years, Maximum [Dollars]	27,159
Premier Solutions New Jersey Institutions of Higher Ed. | Percent035Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	6,900
Surrender Expense, 3 Years, Maximum [Dollars]	9,931
Surrender Expense, 5 Years, Maximum [Dollars]	12,951
Surrender Expense, 10 Years, Maximum [Dollars]	25,609
Annuitized Expense, 1 Year, Maximum [Dollars]	2,265
Annuitized Expense, 3 Years, Maximum [Dollars]	6,979
Annuitized Expense, 5 Years, Maximum [Dollars]	11,951
Annuitized Expense, 10 Years, Maximum [Dollars]	25,609
No Surrender Expense, 1 Year, Maximum [Dollars]	2,265
No Surrender Expense, 3 Years, Maximum [Dollars]	6,979
No Surrender Expense, 5 Years, Maximum [Dollars]	11,951
No Surrender Expense, 10 Years, Maximum [Dollars]	25,609
Premier Solutions New Jersey Institutions of Higher Ed. | Percent015Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	6,705
Surrender Expense, 3 Years, Maximum [Dollars]	9,331
Surrender Expense, 5 Years, Maximum [Dollars]	11,912
Surrender Expense, 10 Years, Maximum [Dollars]	23,505
Annuitized Expense, 1 Year, Maximum [Dollars]	2,060
Annuitized Expense, 3 Years, Maximum [Dollars]	6,359
Annuitized Expense, 5 Years, Maximum [Dollars]	10,912
Annuitized Expense, 10 Years, Maximum [Dollars]	23,505
No Surrender Expense, 1 Year, Maximum [Dollars]	2,060
No Surrender Expense, 3 Years, Maximum [Dollars]	6,359
No Surrender Expense, 5 Years, Maximum [Dollars]	10,912
No Surrender Expense, 10 Years, Maximum [Dollars]	23,505
Premier Solutions New Jersey Institutions of Higher Ed. | Percent000Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	6,559
Surrender Expense, 3 Years, Maximum [Dollars]	8,880
Surrender Expense, 5 Years, Maximum [Dollars]	11,127
Surrender Expense, 10 Years, Maximum [Dollars]	21,899
Annuitized Expense, 1 Year, Maximum [Dollars]	1,906
Annuitized Expense, 3 Years, Maximum [Dollars]	5,893
Annuitized Expense, 5 Years, Maximum [Dollars]	10,128
Annuitized Expense, 10 Years, Maximum [Dollars]	21,899
No Surrender Expense, 1 Year, Maximum [Dollars]	1,906
No Surrender Expense, 3 Years, Maximum [Dollars]	5,893
No Surrender Expense, 5 Years, Maximum [Dollars]	10,128
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 21,899
Premier Solutions Standard (Series A)
Prospectus:
Fees and Expenses [Text Block]
FEES AND EXPENSES	LOCATION IN PROSPECTUS
Charges for Early Withdrawals
You do not pay a sales charge at the time you make a Contribution to your
Participant Account. But you may pay a Contingent Deferred Sales Charge
(“CDSC”) if you fully or partially surrender your Participant Account Value during the first five Contract Years. No CDSC applies in the sixth Contract
Year or later.

For example, if you made a withdrawal of $100,000.00 (a partial surrender)
from your Participant Account Value during your first Contract Year, you would pay a maximum CDSC of $5,000.00.
Contract Charges: Contingent Deferred Sales Charge
Transaction Charges
In addition to the Contingent Deferred Surrender Charge, you may be
charged for other transactions. These may include fees to set up and administer a Loan from your Participant Account Value, charges for Premium
Taxes that are imposed by a State or other government entity, or a Transfer
Fee for transfers among the Sub-Accounts that exceed twelve transfers in a
Contract Year.
Contract Charges: Loan Fees; Premium Taxes; and Transfer Fees
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year.
Please refer to your Contract specifications page for information about the specific fees you will pay each year.

The fees and expenses don’t reflect advisory fees that are paid to investment advisors from the Participant Account. If such charges were reflected, such fees and expenses would be higher.
				Fee Table: Participant Transaction Expenses; Annual Contract Expenses; Annual Underlying Funds Operating Expenses
	Annual Fee	Minimum	Maximum
	Base Contract[1]	0%	1.33%
	Investment options (Fund fees and expenses)[2]	0.30%	3.29%
	1 As a percentage of Total Value of Participant Accounts under the Contract. [2] As a percentage of Underlying Fund assets.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

Lowest Annual Cost: $1,414	Highest Annual Cost: $3,664
Assumes: Investment of $100,000 •5% annual appreciation •Least expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals	Assumes: Investment of $100,000 •5% annual appreciation •Most expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or
Other Plan or Participant Charges	Any plan-specific fees.	Fee Table: Participant Transaction Expenses

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals
You do not pay a sales charge at the time you make a Contribution to your
Participant Account. But you may pay a Contingent Deferred Sales Charge
(“CDSC”) if you fully or partially surrender your Participant Account Value during the first five Contract Years. No CDSC applies in the sixth Contract
Year or later.

For example, if you made a withdrawal of $100,000.00 (a partial surrender)
from your Participant Account Value during your first Contract Year, you would pay a maximum CDSC of $5,000.00.
Contract Charges: Contingent Deferred Sales Charge

Surrender Charge Phaseout Period, Years | yr	5
Surrender Charge Example Maximum [Dollars]	$ 5,000.00
Transaction Charges [Text Block]
Transaction Charges
In addition to the Contingent Deferred Surrender Charge, you may be
charged for other transactions. These may include fees to set up and administer a Loan from your Participant Account Value, charges for Premium
Taxes that are imposed by a State or other government entity, or a Transfer
Fee for transfers among the Sub-Accounts that exceed twelve transfers in a
Contract Year.
Contract Charges: Loan Fees; Premium Taxes; and Transfer Fees

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year.
Please refer to your Contract specifications page for information about the specific fees you will pay each year.

The fees and expenses don’t reflect advisory fees that are paid to investment advisors from the Participant Account. If such charges were reflected, such fees and expenses would be higher.
				Fee Table: Participant Transaction Expenses; Annual Contract Expenses; Annual Underlying Funds Operating Expenses
	Annual Fee	Minimum	Maximum
	Base Contract[1]	0%	1.33%
	Investment options (Fund fees and expenses)[2]	0.30%	3.29%
	1 As a percentage of Total Value of Participant Accounts under the Contract. [2] As a percentage of Underlying Fund assets.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

Lowest Annual Cost: $1,414	Highest Annual Cost: $3,664
Assumes: Investment of $100,000 •5% annual appreciation •Least expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals	Assumes: Investment of $100,000 •5% annual appreciation •Most expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or
Other Plan or Participant Charges	Any plan-specific fees.	Fee Table: Participant Transaction Expenses

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	0.00%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.33%
Base Contract (N-4) Footnotes [Text Block]	1 As a percentage of Total Value of Participant Accounts under the Contract.
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.30%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	3.29%
Investment Options Footnotes [Text Block]	2 As a percentage of Underlying Fund assets.
Lowest and Highest Annual Cost [Table Text Block]
Lowest Annual Cost: $1,414	Highest Annual Cost: $3,664
Assumes: Investment of $100,000 •5% annual appreciation •Least expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals	Assumes: Investment of $100,000 •5% annual appreciation •Most expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or
Other Plan or Participant Charges	Any plan-specific fees.	Fee Table: Participant Transaction Expenses

Lowest Annual Cost [Dollars]	$ 1,414
Highest Annual Cost [Dollars]	$ 3,664
Risks [Table Text Block]
RISKS		LOCATION IN PROSPECTUS
Risk of Loss	You can lose money by investing in this Contract, including loss of principal and prior credited earnings.	Principal Risks
Not a Short Term Investment
The Contract is designed as a long-term accumulation Investment for retirement savings. It is not designed for short term investment and is not appropriate for an investor who needs ready access to cash.
Principal Risks
Risks Associated with Investment Options
•An investment in this Contract is subject to the risk of poor investment performance of the Underlying Funds available under the Contract.
•Each Underlying Fund has its own unique risks.
•You should review the prospectus for each Underlying Fund before making an investment decision.
Principal Risks
Insurance Company Risks
Any obligations, guarantees, and benefits of the Contract are subject to the claims- paying ability of the Talcott Resolution. If Talcott Resolution experiences financial distress, it may not be able to meet its obligations to you.
More information about Talcott Resolution, including its financial strength ratings, is available upon request. You may make such request by calling 844-
804-8989 or visiting https://www.talcottresolution.com
Principal Risks

Investment Restrictions [Text Block]	Talcott may add or remove an Underlying Fund as an investment option under the Contract or to limit its availability to new Contributions or Transfers of Participant Account Value
Optional Benefit Restrictions [Text Block]	Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-account will apply only to amounts remaining in the Sub-accounts. A loan that is not repaid will also reduce the death benefit.If the Participant elects to pay third-party advisory fees out of the Contract, they may be subject to federal and state taxes, and a 10% federal tax penalty may apply if the Participant is under age 59 1∕2.
Tax Implications [Text Block]	•You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.•Because you purchase the Contract through a qualified retirement plan, it does not provide any additional tax benefit.•Earnings on your Contract are generally taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59 1∕2.
Investment Professional Compensation [Text Block]	Your registered representative may receive compensation in the form of commissions for selling this Contract to you. Such compensation may influence your registered representative to recommend this Contract over another investment.
Exchanges [Text Block]	Because this Contract is no longer available for sale, it should not be offered to you in exchange for another annuity contract that you own. But you should be aware, in general, that some investment professionals have a financial incentive
Item 4. Fee Table [Text Block]	Systemic Withdrawal Option: If permitted by Internal Revenue Service Regulations and the Plan, Participants who have terminated their employment with the Employer may elect systemic withdrawals based on a specific payment of amount, the frequency of payments and the duration of payments, while remaining in the Accumulation Period. Fee Table The following tables describe the fees and expenses that you, as a Participant, will pay when opening, holding and surrendering amounts from your Participant Account. Please contact your Plan Administrator for information about the specific fees you will pay each year under the Contract. Please note that there may be additional extra-contractual fees and charges that are not reflected in the Fee Tables, such as custodial or advisory fees that are plan and/or Participant specific, and if such costs were reflected, the cost would be higher. Depending on the type of charge, these may reduce your Participant Account Value and/or could have tax consequences. See the Section “Plan Related Expenses” under “Contract Charges” later in this Prospectus. The Contract may be available to third-party intermediaries who may charge you a fee for their services in addition to Contract fees and expenses. If you wish to pay these fees from your Covered Account Value, then the deduction will reduce the death benefit and may be subject to state and federal income taxes and a 10% federal penalty tax may apply if you are under age 59 1∕2. The first table describes the fees and expenses you will pay at the time you make contributions to, withdrawals from, request a Loan from, surrender you Participant Account value, or transfer Participant Account value between Sub-Accounts. State Premium Tax may also be deducted.Participant Transaction Expenses
Sales Load on Premium Payments	None
Maximum Surrender Charge (as a % of each premium payment withdrawn)(1)	5%
Transfer Processing Fee	After the first 12 transfers in a Contract Year, we may charge $5 for each additional transfer during that Contract Year. There is no fee for the first 12 transfers during a Contract Year.
Loan Set-up Fee	$50
The next table describes the fees that you will pay each year during the time that you hold Participant Account value under the Contract (not including Underlying Fund fees and expenses). Annual Contract Expenses
	Maximum Fee	Minimum Fee
Annual Maintenance Fee(2)	$30	$0.00
Base Contract Fee (as a percentage of average daily Sub-Account value)(3)	1.25%	0.00%
Annual Loan Administration Fee(4)	$50.00	$50.00
The next item shows the minimum and maximum total operating expenses charged by the Underlying Funds as of December 31, 2023 that you may pay periodically during the time that you participate in the Contract. A complete list of the Underlying Funds available under the Contract, including their annual expenses, may be found at the back of this Prospectus in Appendix A – Underlying Funds.
Annual Underlying Funds Operating Expenses	Minimum	Maximum
Expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses	0.30%	3.29%
_____________________________________________________________________________________________ (1)We do not deduct a charge for sales expenses from premiums at the time they are paid. However, We may deduct a surrender charge when a premium is withdrawn upon a surrender or partial surrender or applied to certain annuity options during the first five years following the payment of that premium. The surrender charge is calculated as a percentage of the premium payment being withdrawn or annuitized during the applicable Premium Year. The amount of the surrender charge decreases over time, measured from the date the premium payment is credited to the Contract. The surrender charge percentages are shown below.
Premium Years Since Payment of Premium	1	2	3	4	5	6+
Charge (%)	5	4	3	2	1	0
(2)The Annual Maintenance Fee is deducted from each Participant Account on a quarterly basis. The maximum Annual Maintenance Fee is $30.00. The current Annual Maintenance Fee varies with the Average Participant Account Value under the Contract. For Average Participant Account Values between $0 and $19,999.00, the Annual Maintenance Fee is $20.00, for Average Participant Account Values between $20,000.00 and 39,000.00, the Annual Maintenance Fee is $10.00 and for Average Participant Account Values over $40,000.00, the Annual Maintenance Fee is $0.(3)The Base Contract Fee consists of the Mortality and Expense Risk and Administrative Charge, which varies with the total value of Participant Accounts under the Contract. The Mortality and Expense Risk and Administrative Charge is either deducted daily (Method 1) or quarterly (Method 2), depending on which method is selected by your Employer.(4)This fee does not include an interest charged under the terms of the loan.
Transaction Expenses [Table Text Block]	Participant Transaction Expenses
Sales Load on Premium Payments	None
Maximum Surrender Charge (as a % of each premium payment withdrawn)(1)	5%
Transfer Processing Fee	After the first 12 transfers in a Contract Year, we may charge $5 for each additional transfer during that Contract Year. There is no fee for the first 12 transfers during a Contract Year.
Loan Set-up Fee	$50

Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	5.00%
Deferred Sales Load, Footnotes [Text Block]	We do not deduct a charge for sales expenses from premiums at the time they are paid. However, We may deduct a surrender charge when a premium is withdrawn upon a surrender or partial surrender or applied to certain annuity options during the first five years following the payment of that premium. The surrender charge is calculated as a percentage of the premium payment being withdrawn or annuitized during the applicable Premium Year. The amount of the surrender charge decreases over time, measured from the date the premium payment is credited to the Contract. The surrender charge percentages are shown below.
Premium Years Since Payment of Premium	1	2	3	4	5	6+
Charge (%)	5	4	3	2	1	0

Exchange Fee, Maximum [Dollars]	$ 5
Other Transaction Fee, Maximum [Dollars]	$ 50
Annual Contract Expenses [Table Text Block]	Annual Contract Expenses
	Maximum Fee	Minimum Fee
Annual Maintenance Fee(2)	$30	$0.00
Base Contract Fee (as a percentage of average daily Sub-Account value)(3)	1.25%	0.00%
Annual Loan Administration Fee(4)	$50.00	$50.00

Administrative Expense, Maximum [Dollars]	$ 30
Administrative Expense, Minimum [Dollars]	$ 0.00
Administrative Expense, Footnotes [Text Block]	The Annual Maintenance Fee is deducted from each Participant Account on a quarterly basis. The maximum Annual Maintenance Fee is $30.00. The current Annual Maintenance Fee varies with the Average Participant Account Value under the Contract. For Average Participant Account Values between $0 and $19,999.00, the Annual Maintenance Fee is $20.00, for Average Participant Account Values between $20,000.00 and 39,000.00, the Annual Maintenance Fee is $10.00 and for Average Participant Account Values over $40,000.00, the Annual Maintenance Fee is $0.
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.25%
Base Contract Expense (of Average Account Value), Minimum [Percent]	0.00%
Base Contract Expense, Footnotes [Text Block]	The Base Contract Fee consists of the Mortality and Expense Risk and Administrative Charge, which varies with the total value of Participant Accounts under the Contract. The Mortality and Expense Risk and Administrative Charge is either deducted daily (Method 1) or quarterly (Method 2), depending on which method is selected by your Employer.
Other Annual Expense, Maximum [Dollars]	$ 50.00
Other Annual Expense, Minimum [Dollars]	$ 50.00
Other Annual Expense, Footnotes [Text Block]	This fee does not include an interest charged under the terms of the loan.
Annual Portfolio Company Expenses [Table Text Block]
Annual Underlying Funds Operating Expenses	Minimum	Maximum
Expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses	0.30%	3.29%

Portfolio Company Expenses [Text Block]	Expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses
Portfolio Company Expenses Minimum [Percent]	0.30%
Portfolio Company Expenses Maximum [Percent]	3.29%
Item 5. Principal Risks [Table Text Block]	Principal Risks of Investing in the Contract Not a Short Term Investment Vehicle. The Contract is designed for retirement savings or other long-term purposes. It is not appropriate for investors who need ready access to cash. Risks Associated with Underlying Funds. The value of your investment and any returns will depend on the performance of the Underlying Fund(s) you select. You bear the risk of any decline in your Participant Account value resulting from the Underlying Fund(s)’ performance. Company’s Claims Paying Ability. Guarantees and benefits provided by the Talcott Resolution are subject to the financial strength and claims paying ability of the company. If the Talcott experiences financial difficulty, it may not be able to make guaranteed payments that exceed the assets in the Separate Account. Deduction of Third-Party Advisory Fees. Risks relating to the deduction of advisory fees will reduce your Participant Account Value and subject to state and federal income tax, as well as a 10% federal penalty tax if the Participant is under age 59 1/2. Limitations on Surrenders and Withdrawals. During the first five Contract Years we will deduct a Contingent Deferred Surrender Charge if you surrender or take a withdrawal from the Contract. You should purchase the Contract only if you have the ability to keep it in force for a substantial period of time. Contract Suspension. The Contract may be suspended where new Contributions and new Participant Accounts may be prohibited. Tax Consequences. Withdrawals are generally taxable as ordinary income. Withdrawals before age 59 1∕2 may be subject to a tax penalty. Cyber Security and Business Continuity Risk. Our business is highly dependent upon the effective operation of our computer systems and those of our business partners and service providers. Our business is therefore vulnerable to disruptions from utility outages and susceptible to operational and information security risks resulting from system failures and cybersecurity incidents. These risks include, among other things, the theft, misuse, corruption and destruction of electronic data, interference with or denial of service, attacks on systems or websites and other operational disruptions that could severely impede our ability to conduct our business and administer the Contract. Financial services companies and their third-party service providers are increasingly the targets of cyber-attacks involving the encryption of data (e.g., ransomware), disruptions in communications (e.g., denial of service), or unauthorized access to or release of personal or confidential information. In 2023, we were notified of a data security incident involving the MOVEit file transfer system used by numerous financial services companies. A third-party vendor uses that software on our behalf to, among other things, identify the deaths of insured persons and annuitants under life insurance policies and annuity contracts. We notified affected customers as required by law, and we continue to assess and investigate the overall impact of the incident. The techniques used to attack systems and networks change frequently, are becoming more sophisticated, and can originate from a wide variety of sources. The use of remote or flexible work arrangements, remote access tools, and mobile technology has expanded potential targets for cyber-attack. System failures and cybersecurity incidents may adversely affect you and/or your Contract. For instance, a cyber-attack may interfere with our ability to process Contract transactions or calculate Contract values, including Accumulation Unit values, or could result in the release of confidential customer information. Such events could also adversely affect us, as they may result in regulatory fines, financial losses and reputational damage. Cybersecurity incidents may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. Although we take efforts to protect our systems from cybersecurity incidents, there can be no assurance that we or our service providers or the underlying funds will be able to avoid cybersecurity incidents affecting Contract owners in the future. It is possible that a cybersecurity incident could persist for an extended period of time without detection. We are also exposed to risks related to natural and man-made disasters, and other severe events, such as storms, public health crises, terrorist acts, and military actions, any of which could adversely affect our business operations. While we have a business continuity plan and have taken precautions, we cannot assure you that severe events will not result in interruptions to our business operations, particularly if such events affect our computer systems or result in a significant number of our employees becoming unavailable. Interruptions to our business operations may impair our ability to effectively administer the Contract, including our ability to process orders and calculate Contract values. Additionally, our third-party service providers and other third-parties related to our business (such as financial intermediaries or underlying funds) are subject to similar risks. Successful implementation and execution of their business continuity policies and procedures are largely beyond our control. Disruptions to their business operations may impair our own business operations.Cybersecurity incidents may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. Although we take efforts to protect our systems from cybersecurity incidents, there can be no assurance that we or our service providers or the underlying funds will be able to avoid cybersecurity incidents affecting Contract owners in the future. It is possible that a cybersecurity incident could persist for an extended period of time without detection. We are also exposed to risks related to natural and man-made disasters, and other severe events, such as storms, public health crises, terrorist acts, and military actions, any of which could adversely affect our business operations. While we have a business continuity plan and have taken precautions, we cannot assure you that severe events will not result in interruptions to our business operations, particularly if such events affect our computer systems or result in a significant number of our employees becoming unavailable. Interruptions to our business operations may impair our ability to effectively administer the Contract, including our ability to process orders and calculate Contract values. Additionally, our third-party service providers and other third-parties related to our business (such as financial intermediaries or underlying funds) are subject to similar risks. Successful implementation and execution of their business continuity policies and procedures are largely beyond our control. Disruptions to their business operations may impair our own business operations.
Item 10. Benefits Available (N-4) [Text Block]	The above figures are simply to illustrate the calculation of a Variable Annuity and have no bearing on the actual historical record of any Separate Account. Benefits Available Under the Contract The following table summarizes information about the benefits under the Contract.
Benefit	Purpose	Whether Benefit Is Standard or Optional	Maximum Fee	Restrictions/ Limitations
Death Benefit
If the participant dies during
the Accumulation Period,
then the type of death benefit
paid depends on whether the
participant died (a) before
age 65, or (b) on or after
age 65. If the participant died
before age 65, a Minimum
Death Benefit is payable to
the Beneficiary, which is
generally the greater of the
greater of (a) the value of the
Participant Account and
(b) 100% of the
Contributions to the
Participant Account less prior
Surrenders and outstanding
Participant loans.
If the participant dies on or
after age 65, then the
Contract pays a death benefit
equal to the Participant
Account Value, less any
outstanding charges and loan
balances.
Standard
1.25% (Either
deducted via Method
1 (daily deduction as a
percentage of net
asset value of each
fund) or Method 2
(quarterly deduction
as a percentage of the
average daily assets of
Sub-Accounts during
calendar quarter),
depending on which
method is selected by
your Employer)

•For Minimum
Death Benefit,
value of
Participant
account
measured on
date that all
completed
paperwork
received for all
states except IL.
In IL, measured
on date Due
Proof of Death is
received.
•The deduction
of advisory fees
will reduce your
death benefit.

Participant Loan	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	Loan set-up fee of $50.00 and annual loan administration fee of $50.00.	•Must be permitted by the Code and the terms of the Plan.
Benefit	Purpose	Whether Benefit Is Standard or Optional	Maximum Fee	Restrictions/ Limitations
Systemic Withdrawal Option	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	None
•Limited to
Participants who
have terminated
their
employment
with the
Employer;
•Duration of
payments may
not extend
beyond the
Participant’s life
expectancy;
•A Participant
may not elect
the Systemic
Withdrawal
Option if there is
an outstanding
Loan.

Benefits Available [Table Text Block]
Benefit	Purpose	Whether Benefit Is Standard or Optional	Maximum Fee	Restrictions/ Limitations
Death Benefit
If the participant dies during
the Accumulation Period,
then the type of death benefit
paid depends on whether the
participant died (a) before
age 65, or (b) on or after
age 65. If the participant died
before age 65, a Minimum
Death Benefit is payable to
the Beneficiary, which is
generally the greater of the
greater of (a) the value of the
Participant Account and
(b) 100% of the
Contributions to the
Participant Account less prior
Surrenders and outstanding
Participant loans.
If the participant dies on or
after age 65, then the
Contract pays a death benefit
equal to the Participant
Account Value, less any
outstanding charges and loan
balances.
Standard
1.25% (Either
deducted via Method
1 (daily deduction as a
percentage of net
asset value of each
fund) or Method 2
(quarterly deduction
as a percentage of the
average daily assets of
Sub-Accounts during
calendar quarter),
depending on which
method is selected by
your Employer)

•For Minimum
Death Benefit,
value of
Participant
account
measured on
date that all
completed
paperwork
received for all
states except IL.
In IL, measured
on date Due
Proof of Death is
received.
•The deduction
of advisory fees
will reduce your
death benefit.

Participant Loan	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	Loan set-up fee of $50.00 and annual loan administration fee of $50.00.	•Must be permitted by the Code and the terms of the Plan.
Benefit	Purpose	Whether Benefit Is Standard or Optional	Maximum Fee	Restrictions/ Limitations
Systemic Withdrawal Option	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	None
•Limited to
Participants who
have terminated
their
employment
with the
Employer;
•Duration of
payments may
not extend
beyond the
Participant’s life
expectancy;
•A Participant
may not elect
the Systemic
Withdrawal
Option if there is
an outstanding
Loan.

Name of Benefit [Text Block]	Benefit
Purpose of Benefit [Text Block]	Purpose
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	Restrictions/Limitations
Name of Benefit [Text Block]	Benefit
Item 17. Portfolio Companies (N-4) [Text Block]
Appendix A – Underlying Funds The following is a list of the Underlying Funds currently available under the Contract. In the event more than one Underlying Funds were offered under the Contract, the Underlying Funds available to you may vary by Employer. In such an event, you should refer to your retirement plan documents for a list of Underlying Funds available to you. More information about the Underlying Fund is available in the prospectuses for the Fund, which may be amended from time to time and can be found online at https://plan.empower-retirement.com/plancloudws/fundprospectus. You can also request this information at no cost by calling (844) 804-8989 or sending an email request to participantservices@empower.com. The current expenses and performance information below reflect fees and expenses of the Underlying Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. The past performance of a Fund is not necessarily an indication of future performance.
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Growth	AB Discovery Growth Fund - Class A* Adviser: AllianceBernstein L.P. Subadviser: N/A	0.93%	18.72%	10.83%	8.49%
US Fund Small Value	AB Discovery Value Fund - Class A Adviser: AllianceBernstein L.P. Subadviser: N/A	1.10%	14.77%	10.57%	7.36%
US Fund Global Bond- USD Hedged	AB Global Bond Fund - Class A Adviser: AllianceBernstein L.P. Subadviser: N/A	0.80%	6.83%	0.88%	1.98%
US Fund Tactical Allocation	AB Global Risk Allocation Fund - Class A* Adviser: AllianceBernstein L.P. Subadviser: N/A	1.42%	6.41%	6.87%	4.75%
US Fund Large Growth	AB Growth Fund - Class A Adviser: AllianceBernstein L.P. Subadviser: N/A	1.14%	37.49%	15.86%	13.70%
US Fund High Yield Bond	AB High Income Fund - Class A Adviser: AllianceBernstein L.P. Subadviser: N/A	0.90%	14.33%	4.35%	3.69%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Value	AB International Value Fund - Class A* Adviser: AllianceBernstein L.P. Subadviser: N/A	1.25%	15.23%	6.44%	2.33%
US Fund Large Value	AB Relative Value Fund - Class A* (Closed to Contracts issued on or about 6/13/2008) Adviser: AllianceBernstein L.P. Subadviser: N/A	0.90%	11.74%	11.76%	9.22%
US Fund Foreign Large Growth	AB Sustainable International Thematic Fund - Class A Adviser: AllianceBernstein L.P. Subadviser: N/A	1.06%	13.09%	8.02%	3.89%
US Fund Large Value	AB Value Fund - Class A Adviser: AllianceBernstein L.P. Subadviser: N/A	0.97%	18.79%	11.37%	6.70%
US Fund Large Growth	Alger Capital Appreciation Institutional Fund - Class I Adviser: Fred Alger Management, LLC Subadviser: N/A	1.25%	42.88%	14.90%	12.14%
US Fund Mid-Cap Growth	Alger Mid Cap Growth Institutional Fund - Class I* Adviser: Fred Alger Management, LLC Subadviser: N/A	1.24%	22.68%	12.04%	8.73%
US Fund Small Growth	Alger Small Cap Growth Institutional Fund - Class I Adviser: Fred Alger Management, LLC Subadviser: N/A	1.38%	14.83%	7.63%	6.72%
US Fund Moderate Allocation	Allspring Asset Allocation Fund - Class A* Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	1.12%	14.32%	8.19%	4.38%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core Bond	Allspring Core Bond Fund - Class A* Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	0.70%	5.62%	0.91%	1.53%
US Fund Diversified Emerging Mkts	Allspring Emerging Markets Equity Fund - Class A* Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	1.43%	8.39%	3.34%	2.00%
US Fund Foreign Large Value	Allspring International Equity Fund - Class A* Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	1.15%	15.56%	5.38%	3.05%
US Fund Utilities	Allspring Utility and Telecommunications Fund - Class A* Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	1.04%	-5.19%	6.75%	6.95%
US Fund Large Blend	American Century Equity Growth Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	0.91%	24.01%	11.97%	9.01%
US Fund Large Value	American Century Equity Income Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	1.18%	3.64%	7.80%	7.72%
US Fund Large Value	American Century Focused Large Cap Value Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	1.09%	5.69%	10.46%	7.59%
US Fund Large Growth	American Century Growth Fund - Class A* Adviser: American Century Investment Management Inc Subadviser: N/A	1.17%	42.91%	17.76%	13.23%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Growth	American Century Heritage Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	1.25%	20.24%	12.92%	9.07%
US Fund Inflation- Protected Bond	American Century Inflation- Adjusted Bond Fund - Class A (Closed to Contracts issued on or about 6/13/2008) Adviser: American Century Investment Management Inc Subadviser: N/A	0.76%	2.82%	2.45%	1.66%
US Fund Small Blend	American Century Small Company Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	1.11%	20.99%	9.69%	5.77%
US Fund Money Market - Taxable	American Century U.S. Government Money Market Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	0.71%	4.40%	1.44%	1.10%
US Fund Large Growth	American Century Ultra® Fund - Class A* (Closed to Contracts issued on or about 6/13/2008) Adviser: American Century Investment Management Inc Subadviser: N/A	1.16%	42.96%	18.88%	14.26%
US Fund Large Growth	American Funds AMCAP Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.99%	30.59%	11.73%	9.72%
US Fund Moderate Allocation	American Funds American Balanced Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.89%	13.61%	8.55%	7.18%
US Fund Large Value	American Funds American Mutual Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.91%	9.03%	10.36%	8.75%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Allocation	American Funds Capital Income Builder® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.92%	8.62%	6.78%	4.83%
US Fund Global Large- Stock Blend	American Funds Capital World Growth and Income FundSM - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	1.06%	20.42%	10.30%	6.89%
US Fund Large Blend	American Funds Fundamental Investors FundSM - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.93%	25.46%	13.13%	10.28%
US Fund Global Large- Stock Growth	American Funds New Perspective Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	1.07%	24.19%	13.16%	9.38%
US Fund Diversified Emerging Mkts	American Funds New World Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	1.22%	15.47%	8.21%	4.82%
US Fund Large Blend	American Funds Washington Mutual Investors Fund - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.92%	16.85%	12.89%	10.22%
US Fund Foreign Large Growth	American Funds EuroPacific Growth Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	1.12%	15.29%	7.34%	4.22%
US Fund Intermediate Core Bond	American Funds The Bond Fund of America® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.89%	4.42%	1.31%	1.65%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	American Funds The Growth Fund of America® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.94%	36.76%	14.53%	11.48%
US Fund Moderately Aggressive Allocation	American Funds The Income Fund of America® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.91%	7.22%	7.71%	6.10%
US Fund Large Blend	American Funds The Investment Company of America® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.91%	28.04%	13.72%	10.22%
US Fund Global Large- Stock Growth	American Funds The New Economy Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	1.06%	28.70%	11.04%	9.01%
US Fund Mid-Cap Blend	AMG GW&K Small/Mid Cap Core Fund - Class N Adviser: AMG Funds LLC Subadviser: GW&K Investment Management, LLC	1.07%	14.51%	13.62%	8.21%
US Fund Large Growth	Ave Maria Growth Fund Adviser: Schwartz Investment Counsel Inc Subadviser: N/A	0.91%	30.29%	14.38%	11.12%
US Fund Large Blend	Ave Maria Rising Dividend Fund Adviser: Schwartz Investment Counsel Inc Subadviser: N/A	0.91%	13.19%	12.79%	9.18%
US Fund Mid-Cap Blend	Ave Maria Value Fund Adviser: Schwartz Investment Counsel Inc Subadviser: N/A	0.94%	3.52%	11.55%	6.23%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	BlackRock Advantage Large Cap Core Fund - Investor A Shares* Adviser: BlackRock Advisors LLC Subadviser: N/A	0.73%	25.28%	14.55%	10.79%
US Fund Large Growth	BlackRock Advantage Large Cap Growth Fund - Investor A Shares* Adviser: BlackRock Advisors LLC Subadviser: N/A	0.87%	39.37%	17.02%	11.40%
US Fund Small Growth	BlackRock Advantage Small Cap Growth Fund - Investor A Shares* Adviser: BlackRock Advisors LLC Subadviser: N/A	0.75%	18.47%	10.23%	6.93%
US Fund Mid-Cap Blend	BlackRock Advantage SMID Cap Fund, Inc. - Investor A Shares* (Closed to Contracts issued on or about 6/13/2008) Adviser: BlackRock Advisors, LLC Subadviser: N/A	0.73%	18.59%	11.46%	7.70%
US Fund Large Growth	BlackRock Capital Appreciation Fund, Inc. - Investor A Shares Adviser: BlackRock Advisors LLC Subadviser: N/A	1.00%	48.85%	15.58%	12.37%
US Fund Large Value	BlackRock Equity Dividend Fund - Investor A Shares* Adviser: BlackRock Advisors LLC Subadviser: N/A	0.93%	12.37%	11.26%	8.76%
US Fund Global Allocation	BlackRock Global Allocation Fund, Inc. - Investor A Shares* Adviser: BlackRock Advisors LLC Subadviser: BlackRock International Limited; BlackRock (Singapore) Limited	1.09%	12.34%	7.29%	4.52%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Government	BlackRock Impact Mortgage Fund - Investor A Shares* Adviser: BlackRock Advisors LLC Subadviser: BlackRock International Limited	1.84%	4.45%	0.18%	0.97%
US Fund Target-Date 2030	BlackRock LifePath® Dynamic 2030 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited; BlackRock (Singapore) Limited	0.84%	14.97%	8.06%	6.00%
US Fund Target-Date 2040	BlackRock LifePath® Dynamic 2040 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited; BlackRock (Singapore) Limited	0.84%	18.90%	10.16%	7.20%
US Fund Target-Date Retirement	BlackRock LifePath® Dynamic Retirement Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited; BlackRock (Singapore) Limited	0.84%	12.00%	5.87%	4.45%
US Fund Mid-Cap Value	BlackRock Mid Cap Value Fund - Investor A Shares* Adviser: BlackRock Advisors LLC Subadviser: N/A	1.00%	12.29%	13.37%	8.31%
US Fund Mid-Cap Growth	BlackRock Mid-Cap Growth Equity Portfolio - Investor A Shares* Adviser: BlackRock Advisors LLC Subadviser: N/A	1.05%	27.93%	12.57%	11.19%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Insurance Large Blend	BlackRock S&P 500 Index V.I. Fund - Class III Shares Adviser: BlackRock Advisors LLC Subadviser: N/A	0.39%	25.90%	15.26%	11.52%
US Fund Target-Date 2025	BlackRock LifePath® Dynamic 2025 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited; BlackRock (Singapore) Limited	0.84%	12.87%	6.79%	5.23%
US Fund Target-Date 2035	BlackRock LifePath® Dynamic 2035 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited; BlackRock (Singapore) Limited	0.84%	17.00%	9.12%	6.62%
US Fund Target-Date 2045	BlackRock LifePath® Dynamic 2045 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited; BlackRock (Singapore) Limited	0.84%	20.72%	10.82%	7.54%
US Fund Target-Date 2050	BlackRock LifePath® Dynamic 2050 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited; BlackRock (Singapore) Limited	0.84%	21.69%	10.93%	7.63%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2055	BlackRock LifePath® Dynamic 2055 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited; BlackRock (Singapore) Limited	0.84%	21.77%	11.13%	7.70%
US Fund Intermediate Core Bond	BNY Mellon Bond Market Index Fund - Investor Class* Adviser: BNY Mellon Investment Adviser, Inc Subadviser: N/A	0.40%	5.14%	0.65%	1.36%
US Fund Mid-Cap Blend	BNY Mellon Midcap Index Fund, Inc. - Investor Shares* (Closed to Contracts issued on or about 6/1/2014) Adviser: BNY Mellon Investment Adviser, Inc Subadviser: N/A	0.50%	15.89%	12.06%	8.76%
US Fund Large Blend	BNY Mellon S&P 500 Index Fund* Adviser: BNY Mellon Investment Adviser, Inc Subadviser: N/A	0.50%	25.68%	15.11%	11.48%
US Fund Small Blend	BNY Mellon Smallcap Stock Index Fund - Investor Shares* Adviser: BNY Mellon Investment Adviser, Inc Subadviser: N/A	0.50%	15.51%	10.54%	8.16%
US Fund Global Large- Stock Growth	Calamos Global Equity Fund - Class A* Adviser: Calamos Advisors LLC Subadviser: N/A	1.40%	24.28%	14.24%	8.74%
US Fund Foreign Large Growth	Calamos International Growth Fund - Class A* Adviser: Calamos Advisors LLC Subadviser: N/A	1.20%	15.05%	9.74%	4.67%
US Fund Intermediate Core-Plus Bond	Calvert Bond Fund - Class A* Adviser: Calvert Research and Management Subadviser: N/A	0.73%	7.30%	1.83%	2.28%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	Calvert Equity Fund - Class A Adviser: Calvert Research and Management Subadviser: Atlanta Capital Management Company,LLC	0.91%	17.93%	16.27%	12.70%
US Fund Corporate Bond	Calvert Income Fund - Class A Adviser: Calvert Research and Management Subadviser: N/A	0.93%	8.54%	2.97%	2.69%
US Fund Large Blend	ClearBridge Growth Fund - Class FI (Formerly ClearBridge Aggressive Growth Fund - Class FI) Adviser: Franklin Templeton Fund Adviser, LLC Subadviser: ClearBridge Investments, LLC	1.07%	23.78%	8.05%	6.02%
US Fund Large Blend	ClearBridge Aggressive Growth Fund - Class A (Closed to Contracts issued on or about 6/13/2008) Adviser: Franklin Templeton Fund Adviser, LLC Subadviser: ClearBridge Investments, LLC	1.14%	23.65%	8.06%	6.02%
US Fund Large Value	ClearBridge All Cap Value Fund - Class A (Closed to new and subsequent Contributions and transfers of Participant Account values) Adviser: Franklin Templeton Fund Adviser, LLC Subadviser: ClearBridge Investments, LLC	1.15%	13.87%	9.90%	6.74%
US Fund Large Blend	ClearBridge Appreciation Fund - Class A Adviser: Franklin Templeton Fund Adviser, LLC Subadviser: ClearBridge Investments, LLC	0.93%	19.45%	13.90%	10.63%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Blend	ClearBridge Mid Cap Fund - Class A Adviser: Franklin Templeton Fund Adviser, LLC Subadviser: ClearBridge Investments, LLC	1.17%	13.46%	10.95%	7.03%
US Fund Small Growth	ClearBridge Small Cap Growth Fund - Class FI Adviser: Franklin Templeton Fund Adviser, LLC Subadviser: ClearBridge Investments, LLC	1.24%	8.60%	9.19%	7.71%
US Fund Small Value	ClearBridge Small Cap Value Fund - Class A* Adviser: Franklin Templeton Fund Adviser, LLC Subadviser: ClearBridge Investments, LLC	1.35%	14.48%	10.06%	4.80%
US Fund Large Value	ClearBridge Value Trust - Class FI* Adviser: Franklin Templeton Fund Adviser, LLC Subadviser: ClearBridge Investments, LLC	1.15%	19.21%	15.01%	9.44%
US Fund Mid-Cap Growth	Columbia Acorn® Fund - Class A Adviser: Columbia Wanger Asset Management LLC Subadviser: N/A	1.08%	21.59%	7.32%	6.23%
US Fund Foreign Large Growth	Columbia Acorn® International Select Fund - Class A* Adviser: Columbia Wanger Asset Management LLC Subadviser: N/A	1.24%	18.13%	5.40%	3.61%
US Fund Large Blend	Columbia Contrarian Core Fund - Class A* Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	0.97%	31.75%	16.50%	11.49%
US Fund Large Growth	Columbia Large Cap Growth Fund - Class A Adviser: Columbia Management Investment Advisers Subadviser: N/A	1.00%	43.52%	17.94%	13.31%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	Columbia Large Cap Growth Opportunity Fund - Class A* Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	1.05%	31.26%	15.98%	11.51%
US Fund Large Value	Columbia Large Cap Value Fund - Advisor Class* (Closed to Contracts issued on or about 12/31/2010) Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	0.72%	9.85%	12.20%	8.83%
US Fund Mid-Cap Value	Columbia Select Mid Cap Value Fund - Advisor Class* (Effective 7/20/2020,the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	0.88%	10.50%	13.29%	8.42%
US Fund Mid-Cap Value	Columbia Select Mid Cap Value Fund - Class A* Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	1.13%	10.25%	12.99%	8.14%
US Fund Small Value	Columbia Select Small Cap Value Fund - Advisor Class* Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	1.01%	12.64%	10.45%	6.33%
US Fund Technology	Columbia Seligman Global Technology Fund - Class A* Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	1.27%	45.15%	25.49%	19.80%
US Fund Technology	Columbia Seligman Technology and Information Fund - Class A Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	1.20%	44.22%	25.07%	19.64%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Financial	Davis Financial Fund - Class A Adviser: Davis Selected Advisers LP Subadviser: Davis Selected Advisers (New York) Inc	0.95%	15.52%	10.46%	8.63%
US Fund Large Blend	Davis New York Venture Fund - Class A Adviser: Davis Selected Advisers LP Subadviser: Davis Selected Advisers (New York) Inc	0.92%	30.00%	11.97%	8.70%
US Fund Intermediate Core-Plus Bond	Delaware Diversified Income Fund - Class A* Adviser: Delaware Management Company Subadviser: Macquarie Investment Management Global Limited; Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited	0.70%	6.40%	2.06%	2.06%
US Fund Long-Term Bond	Delaware Extended Duration Bond Fund - Class A* Adviser: Delaware Management Company Subadviser: Macquarie Investment Management Global Limited; Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited	0.82%	9.36%	2.22%	3.12%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Allocation	Delaware Ivy Asset Strategy Fund - Class Y Adviser: Delaware Management Company Subadviser: Macquarie Investment Management Global Limited; Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited	1.12%	15.61%	9.48%	3.78%
US Fund Large Growth	Delaware Ivy Large Cap Growth Fund - Class Y* Adviser: Delaware Management Company Subadviser: Macquarie Investment Management Global Limited	0.89%	37.83%	18.49%	14.02%
US Fund Natural Resources	Delaware Ivy Natural Resources Fund - Class Y* Adviser: Delaware Management Company Subadviser: Macquarie Investment Management Global Limited	1.36%	1.27%	7.79%	-0.38%
US Fund Technology	Delaware Ivy Science & Technology Fund - Class Y Adviser: Delaware Management Company Subadviser: Macquarie Investment Management Global Limited	1.24%	40.63%	17.53%	11.26%
US Fund Small Growth	Delaware Ivy Small Cap Growth Fund - Class Y* Adviser: Delaware Management Company Subadviser: Macquarie Investment Management Global Limited	1.14%	13.34%	7.89%	7.14%
US Fund Large Growth	Domini Impact Equity Fund® - Investor Shares Adviser: Domini Impact Investments LLC Subadviser: SSGA Funds Management Inc	1.00%	28.42%	14.76%	9.40%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	DWS Capital Growth Fund - Class A Adviser: DWS Investment Management Americas, Inc. Subadviser: N/A	0.92%	38.17%	17.05%	13.05%
US Fund Large Value	DWS CROCI® Equity Dividend Fund - Class A Adviser: DWS Investment Management Americas, Inc. Subadviser: N/A	1.02%	5.33%	8.30%	7.64%
US Fund Emerging Markets Bond	DWS Emerging Markets Fixed Income Fund - Class A* Adviser: DWS Investment Management Americas, Inc. Subadviser: DWS International GmbH	1.16%	5.84%	0.01%	0.15%
US Fund Foreign Large Growth	DWS International Growth Fund - Class A* Adviser: DWS Investment Management Americas, Inc. Subadviser: N/A	1.17%	15.44%	7.09%	3.47%
US Fund Real Estate	DWS RREEF Real Estate Securities Fund - Class A (Closed to Contracts issued on or about 12/29/2006) Adviser: DWS Investment Management Americas, Inc. Subadviser: RREEF America L.L.C.	0.99%	11.90%	7.16%	7.60%
US Fund Mid-Cap Blend	Eaton Vance Atlanta Capital SMID-Cap Fund - Class A Adviser: Eaton Vance Management Subadviser: Atlanta Capital Management Company,LLC	1.14%	13.72%	13.41%	10.88%
US Fund Moderate Allocation	Eaton Vance Balanced Fund - Class A Adviser: Eaton Vance Management Subadviser: N/A	0.97%	16.05%	9.53%	7.36%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	Eaton Vance Dividend Builder Fund - Class A (Closed to Contracts issued on or about 6/13/2008) Adviser: Boston Management and Research Subadviser: N/A	1.00%	11.16%	12.93%	10.00%
US Fund High Yield Bond	Eaton Vance Income Fund of Boston - Class A* Adviser: Boston Management and Research Subadviser: Eaton Vance Advisers International Ltd.	1.00%	11.77%	5.15%	4.13%
US Fund Large Value	Eaton Vance Large-Cap Value Fund - Class A Adviser: Boston Management and Research Subadviser: N/A	1.02%	7.92%	11.59%	8.33%
US Fund Health	Eaton Vance Worldwide Health Sciences Fund - Class A* Adviser: Eaton Vance Management Subadviser: Eaton Vance Advisers International Ltd.	1.14%	5.66%	10.71%	9.18%
US Fund Foreign Large Blend	Empower International Index Fund - Investor Class Adviser: Empower Capital Management, LLC Subadviser: Irish Life Inv Managers Ltd	0.65%	17.52%	7.66%	3.79%
US Fund Moderately Aggressive Allocation	Empower Moderately Aggressive Profile Fund - Investor Class* Adviser: Empower Capital Management, LLC Subadviser: N/A	1.01%	13.60%	8.69%	6.51%
US Fund Mid-Cap Blend	Empower S&P Mid Cap 400® Index Fund - Investor Class* Adviser: Empower Capital Management, LLC Subadviser: Irish Life Inv Managers Ltd	0.55%	15.76%	11.99%	8.66%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Blend	Empower S&P SmallCap 600® Index Fund - Investor Class Adviser: Empower Capital Management, LLC Subadviser: Irish Life Inv Managers Ltd	0.56%	15.47%	10.49%	8.10%
US Fund Small Value	Federated Hermes Clover Small Value Fund - Class A* Adviser: Federated Equity Mgmt Co. Of Penn Subadviser: N/A	1.14%	10.42%	11.36%	6.67%
US Fund Large Value	Federated Hermes Equity Income Fund, Inc. - Class A* Adviser: Federated Equity Mgmt Co. Of Penn Subadviser: N/A	1.12%	9.05%	9.38%	6.02%
US Fund Mid-Cap Growth	Federated Hermes Kaufmann Fund - Class R* Adviser: Federated Equity Management Company Of Pennsylvania Subadviser: Federated Global Investment Management Corp	1.97%	14.87%	6.99%	8.26%
US Fund Mid-Cap Growth	Federated Hermes MDT Mid Cap Growth Fund - Class A* Adviser: Federated MDTA LLC Subadviser: N/A	1.15%	27.05%	15.26%	11.26%
US Fund Large Growth	Fidelity Advisor® Equity Growth Fund - Class M (Closed to Contracts issued on or about 6/13/2008) Adviser: Fidelity Management & Research Company LLC Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	1.21%	34.88%	18.81%	14.08%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	Fidelity Advisor® Leveraged Company Stock Fund - Class M Adviser: Fidelity Management & Research Company LLC Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	1.27%	25.49%	14.73%	7.67%
US Fund Real Estate	Fidelity Advisor® Real Estate Fund - Class M Adviser: Fidelity Management & Research Company LLC Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	1.31%	10.56%	4.51%	5.31%
US Fund Large Growth	Fidelity Advisor® Stock Selector All Cap Fund - Class M Adviser: Fidelity Management & Research Company LLC Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	0.98%	26.31%	7.02%	10.59%
US Fund Moderately Conservative Allocation	Franklin Conservative Allocation Fund - Class A Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.84%	18.46%	10.06%	7.39%
US Fund Moderately Aggressive Allocation	Franklin Growth Allocation Fund - Class A Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.85%	11.11%	8.40%	6.16%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	Franklin Growth Fund - Class A Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.80%	20.64%	13.70%	11.45%
US Fund Moderate Allocation	Franklin Income Fund - Class A1* Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.61%	4.48%	6.91%	4.82%
US Fund Moderate Allocation	Franklin Moderate Allocation Fund - Class A Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.84%	8.10%	6.08%	4.65%
US Fund Global Large- Stock Value	Franklin Mutual Beacon Fund - Class A Adviser: Franklin Mutual Advisers, LLC Subadviser: N/A	1.02%	8.82%	7.40%	5.93%
US Fund Global Large- Stock Value	Franklin Mutual Global Discovery Fund - Class A* Adviser: Franklin Mutual Advisers, LLC Subadviser: N/A	1.21%	20.27%	10.11%	6.04%
US Fund Aggressive Allocation	Franklin Mutual Shares Fund - Class A Adviser: Franklin Mutual Advisers, LLC Subadviser: N/A	1.00%	20.01%	8.94%	5.79%
US Fund Small Value	Franklin Small Cap Value Fund - Class A* (Closed to Contracts issued on or about 5/27/2021) Adviser: Franklin Mutual Advisers, LLC Subadviser: N/A	0.98%	3.57%	9.85%	-0.39%
US Fund Multisector Bond	Franklin Strategic Income Fund - Class A* Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.93%	20.19%	12.48%	8.66%
US Fund Intermediate Core-Plus Bond	Franklin Total Return Fund - Class A* Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.89%	4.39%	1.27%	1.38%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Multistrategy	Goldman Sachs Absolute Return Tracker - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.09%	10.45%	4.52%	3.09%
US Fund Intermediate Government	Goldman Sachs Government Income Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	0.82%	4.28%	-0.07%	0.71%
US Fund High Yield Bond	Goldman Sachs High Yield Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	0.98%	12.10%	4.21%	3.18%
US Fund Large Blend	Goldman Sachs Large Cap Core Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.01%	26.49%	15.45%	11.99%
US Fund Large Value	Goldman Sachs Large Cap Value Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.01%	12.74%	11.20%	7.28%
US Fund Mid-Cap Growth	Goldman Sachs Mid Cap Growth Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.16%	18.82%	13.46%	9.11%
US Fund Mid-Cap Blend	Goldman Sachs Mid Cap Value Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.18%	11.45%	13.11%	7.77%
US Fund Small Blend	Goldman Sachs Small Cap Value Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.25%	11.03%	8.25%	5.94%
US Fund Mid-Cap Growth	Goldman Sachs Small/Mid Cap Growth Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.25%	13.90%	12.95%	9.20%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Moderately Conservative Allocation	Hartford AARP Balanced Retirement Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.11%	5.33%	4.41%	3.15%
US Fund Moderate Allocation	Hartford Balanced HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.91%	14.50%	9.99%	7.34%
US Fund Moderately Conservative Allocation	Hartford Balanced Income Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.95%	7.55%	6.52%	5.62%
US Fund Large Blend	Hartford Capital Appreciation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company	1.10%	18.90%	12.07%	8.73%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	Hartford Capital Appreciation Fund - Class R5 (Closed to Contracts issued on or about 5/1/2009) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company	0.81%	19.25%	12.41%	9.05%
US Fund Moderately Conservative Allocation	Hartford Conservative Allocation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: N/A	1.14%	9.61%	4.28%	2.76%
US Fund Moderately Conservative Allocation	Hartford Conservative Allocation Fund - Class R5 (Closed to Contracts issued on or about 5/1/2009) Adviser: Hartford Funds Management Company, LLC Subadviser: N/A	0.84%	10.03%	4.61%	3.07%
US Fund Large Blend	Hartford Disciplined Equity HLS Fund - Class IB (Closed to Contracts issued on or about 6/13/2008) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.84%	20.95%	14.03%	11.56%
US Fund Large Value	Hartford Dividend and Growth Fund - Class R4 (Closed to Contracts issued on or about 6/1/2010) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company	1.05%	13.72%	13.23%	10.10%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	Hartford Dividend and Growth HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.90%	13.89%	13.44%	10.31%
US Fund Global Small/Mid Stock	Hartford Global Impact Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.11%	12.92%	10.06%	8.83%
US Fund Moderately Aggressive Allocation	Hartford Growth Allocation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Whitefoord LLP	1.09%	14.95%	8.53%	5.48%
US Fund Moderately Aggressive Allocation	Hartford Growth Allocation Fund - Class R5 (Closed to Contracts issued on or about 5/1/2009) Adviser: Hartford Funds Management Company, LLC Subadviser: Whitefoord LLP	0.77%	15.38%	8.87%	5.80%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	Hartford Growth Opportunities Fund - Class R4 (Closed to Contracts issued on or about 6/1/2010) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company	1.14%	40.56%	14.77%	12.36%
US Fund Health	Hartford Healthcare Fund - Class R4 (Closed to Contracts issued on or about 6/1/2010) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company	1.29%	3.76%	10.44%	9.70%
US Fund Health	Hartford Healthcare HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.16%	3.81%	10.61%	9.89%
US Fund High Yield Bond	Hartford High Yield Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company	0.97%	12.58%	5.05%	3.88%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Inflation- Protected Bond	Hartford Inflation Plus Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company	0.89%	4.73%	3.07%	1.85%
US Fund Moderate Allocation	Hartford Moderate Allocation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: N/A	1.07%	12.51%	6.55%	4.23%
US Fund Moderate Allocation	Hartford Moderate Allocation Fund - Class R5 (Closed to Contracts issued on or about 5/1/2009) Adviser: Hartford Funds Management Company, LLC Subadviser: N/A	0.77%	12.91%	6.87%	4.55%
US Fund Small Growth	Hartford Small Cap Growth HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.90%	18.14%	9.50%	6.91%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Growth	Hartford Small Company Fund - Class R4 (Closed to Contracts issued on or about 6/1/2010) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company	1.31%	16.06%	11.08%	7.27%
US Fund Small Growth	Hartford Small Company HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.05%	16.46%	11.51%	7.53%
US Fund Intermediate Core-Plus Bond	Hartford Total Return Bond Fund - Class R4 (Closed to Contracts issued on or about 6/1/2010) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company	0.74%	6.60%	1.53%	1.91%
US Fund Intermediate Core-Plus Bond	Hartford Total Return Bond Fund - Class R5 (Closed to Contracts issued on or about 5/3/2010) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company	0.44%	6.90%	1.88%	2.23%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core-Plus Bond	Hartford Total Return Bond HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.75%	6.69%	1.59%	2.07%
US Fund Ultrashort Bond	Hartford Ultrashort Bond HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.68%	4.99%	1.55%	1.02%
US Fund Mid-Cap Value	Hartford MidCap Value Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company	1.18%	15.75%	12.20%	7.38%
US Fund Large Growth	Invesco American Franchise Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.99%	40.91%	16.07%	11.56%
US Fund Commodities Broad Basket	Invesco Balanced-Risk Commodity Strategy Fund - Class A* Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.40%	-3.44%	6.80%	-0.06%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	Invesco Comstock Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.82%	12.24%	13.41%	8.90%
US Fund Mid-Cap Growth	Invesco Discovery Mid Cap Growth Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.04%	12.96%	12.49%	9.41%
US Fund Large Value	Invesco Dividend Income Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.93%	7.02%	8.80%	7.88%
US Fund Moderately Aggressive Allocation	Invesco Equity and Income Fund - Class A* Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.78%	9.99%	9.61%	6.84%
US Fund Europe Stock	Invesco EQV European Equity Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.42%	19.66%	5.88%	2.71%
US Fund Foreign Large Growth	Invesco EQV International Equity Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.27%	17.53%	7.95%	3.91%
US Fund Global Large- Stock Growth	Invesco Global Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.06%	34.03%	11.99%	8.22%
US Fund Global Small/Mid Stock	Invesco Global Opportunities Fund - Class A* Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.12%	17.34%	4.11%	6.41%
US Fund Global Bond	Invesco Global Strategic Income Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.05%	8.65%	1.20%	1.37%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Equity Precious Metals	Invesco Gold & Special Minerals Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.06%	6.36%	11.34%	5.35%
US Fund Large Value	Invesco Growth and Income Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.79%	12.56%	11.79%	8.23%
US Fund Intermediate Core Bond	Invesco Intermediate Bond Factor Fund - Class A* Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.52%	6.28%	1.69%	2.01%
US Fund Global Bond	Invesco International Bond Fund - Class A* Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.05%	8.25%	0.03%	0.69%
US Fund Foreign Large Growth	Invesco International Diversified Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.27%	15.43%	6.11%	3.74%
US Fund Large Blend	Invesco Main Street All Cap Fund® - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.06%	25.93%	15.28%	9.44%
US Fund Large Blend	Invesco Main Street Fund® - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.80%	23.07%	13.60%	9.95%
US Fund Mid-Cap Blend	Invesco Main Street Mid Cap Fund® - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.06%	14.48%	11.71%	7.54%
US Fund Moderately Conservative Allocation	Invesco Multi-Asset Income Fund - Class A* Adviser: Invesco Advisers, Inc. Subadviser: Invesco Capital Management LLC	0.85%	10.77%	1.47%	3.31%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Growth	Invesco Oppenheimer International Growth Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.10%	20.76%	8.76%	3.78%
US Fund Real Estate	Invesco Real Estate Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: Invesco Asset Management Ltd	1.24%	8.75%	5.62%	6.37%
US Fund Large Blend	Invesco Rising Dividends Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.99%	17.60%	13.82%	9.16%
US Fund Small Blend	Invesco Small Cap Equity Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.26%	15.96%	12.15%	6.30%
US Fund Small Growth	Invesco Small Cap Growth Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.16%	12.66%	8.73%	7.35%
US Fund Small Value	Invesco Small Cap Value Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.10%	22.91%	20.69%	10.09%
US Fund Mid-Cap Value	Invesco Value Opportunities Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.09%	15.15%	16.74%	8.67%
US Fund Moderate Allocation	Janus Henderson Balanced Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	1.07%	14.98%	9.18%	7.56%
US Fund Mid-Cap Growth	Janus Henderson Enterprise Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	1.16%	17.51%	13.16%	11.48%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core-Plus Bond	Janus Henderson Flexible Bond Fund - Class S* (Closed to Contracts issued on or about 6/13/2008) Adviser: Janus Henderson Investors US LLC Subadviser: N/A	0.95%	5.37%	1.49%	1.58%
US Fund Large Growth	Janus Henderson Forty Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	0.98%	39.34%	16.37%	13.16%
US Fund Mid-Cap Value	Janus Henderson Mid Cap Value Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	0.99%	10.92%	9.79%	6.82%
US Fund Foreign Large Blend	Janus Henderson Overseas Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	1.29%	10.52%	10.79%	3.00%
US Fund Intermediate Core Bond	JPMorgan Core Bond Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.75%	5.42%	1.16%	1.69%
US Fund Large Growth	JPMorgan Large Cap Growth Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.94%	34.28%	20.59%	15.11%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Blend	JPMorgan Small Cap Equity Fund - Class A (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	1.26%	11.61%	10.34%	8.14%
US Fund Small Growth	JPMorgan Small Cap Growth Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	1.24%	13.85%	9.54%	8.35%
US Fund Small Value	JPMorgan Small Cap Value Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	1.19%	12.77%	10.12%	5.93%
US Fund Target-Date 2055	JPMorgan SmartRetirement®2055 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.85%	19.85%	10.40%	7.30%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2020	JPMorgan SmartRetirement®2020 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.75%	11.55%	5.15%	4.41%
US Fund Target-Date 2025	JPMorgan SmartRetirement®2025 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existingContracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.78%	13.03%	6.29%	5.10%
US Fund Target-Date 2030	JPMorgan SmartRetirement®2030 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.79%	15.11%	7.40%	5.75%
US Fund Target-Date 2035	JPMorgan SmartRetirement®2035 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.83%	17.03%	8.84%	6.48%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2040	JPMorgan SmartRetirement®2040 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.84%	18.44%	9.73%	6.98%
US Fund Target-Date 2045	JPMorgan SmartRetirement®2045 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.85%	19.52%	10.36%	7.28%
US Fund Target-Date 2050	JPMorgan SmartRetirement®2050 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.85%	19.86%	10.39%	7.28%
US Fund Target-Date 2060	JPMorgan SmartRetirement®2060 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.84%	19.78%	10.40%	8.58%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date Retirement	JPMorgan SmartRetirement® Income Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.69%	11.62%	4.85%	3.83%
US Fund Large Growth	LKCM Aquinas Catholic Equity Fund* Adviser: Luther King Capital Management Corporation Subadviser: N/A	1.00%	14.07%	13.78%	8.72%
US Fund Multisector Bond	Loomis Sayles Bond Fund - Class ADM* Adviser: Loomis, Sayles & Company LP Subadviser: N/A	1.14%	7.50%	1.66%	1.59%
US Fund Multisector Bond	Lord Abbett Bond- Debenture Fund, Inc. - Class A Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.78%	6.70%	3.34%	3.61%
US Fund Large Value	Lord Abbett Affiliated Fund, Inc. - Class A Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.72%	10.20%	9.50%	7.81%
US Fund Small Growth	Lord Abbett Developing Growth Fund - Class A Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.94%	8.37%	9.28%	6.82%
US Fund Large Blend	Lord Abbett Dividend Growth Fund - Class A Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.92%	15.86%	13.27%	10.19%
US Fund Large Value	Lord Abbett Fundamental Equity Fund - Class A Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.96%	12.91%	10.94%	7.58%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Blend	Lord Abbett International Equity Fund - Class A Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.97%	11.45%	7.72%	2.54%
US Fund Mid-Cap Blend	Lord Abbett Value Opportunities Fund - Class A Adviser: Lord, Abbett & Co LLC Subadviser: N/A	1.16%	15.94%	10.67%	7.05%
US Fund Large Blend	Massachusetts Investors Trust - Class R3 Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.71%	19.16%	13.73%	10.41%
US Fund Large Growth	MassMutual Blue Chip Growth Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Loomis, Sayles & Company LP; T. Rowe Price Associates, Inc.	1.18%	15.98%	10.67%	7.06%
US Fund Large Growth	MassMutual Disciplined Growth Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Wellington Management Company LLP	1.08%	39.01%	15.96%	12.23%
US Fund Large Value	MassMutual Diversified Value Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Brandywine Global Investment Mgmt, LLC	1.06%	8.94%	11.12%	8.34%
US Fund Large Blend	MassMutual Equity Opportunities Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Wellington Management Company LLP; T. Rowe Price Associates, Inc.	1.20%	10.29%	12.57%	9.91%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	MassMutual Fundamental Value Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Barrow Hanley Mewhinney & Strauss LLC; Boston Partners Global Investors, Inc	1.13%	11.17%	11.45%	7.83%
US Fund Global Large- Stock Growth	MassMutual Global Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	1.37%	33.75%	11.59%	7.84%
US Fund Large Growth	MassMutual Growth Opportunities Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Sands Capital Management, LLC ;Jackson Square Partners, LLC	1.30%	47.35%	12.09%	9.69%
US Fund Foreign Large Blend	MassMutual International Equity Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: Thompson, Siegel & Walmsley LLC; Wellington Management Company LLP	1.50%	11.15%	9.15%	3.78%
US Fund Large Blend	MassMutual Main Street Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	1.34%	22.17%	13.08%	9.54%
US Fund Mid-Cap Growth	MassMutual Mid Cap Growth Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.; Frontier Capital Management Company, LLC; T. Rowe Price Investment Management,Inc.	1.11%	19.03%	11.24%	9.85%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Blend	MassMutual Overseas Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: Harris Associates L.P.; Massachusetts Financial Services Company	1.24%	18.40%	9.13%	4.25%
US Fund Target-Date 2020	MassMutual RetireSMART by JPMorgan 2020 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.92%	10.94%	5.29%	4.16%
US Fund Target-Date 2020	MassMutual RetireSMART by JPMorgan 2020 Fund - Class SVC* (Closed to Contracts issued on or about 5/1/2014) Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.67%	11.23%	5.54%	4.42%
US Fund Target-Date 2025	MassMutual RetireSMART by JPMorgan 2025 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.92%	12.23%	6.51%	4.92%
US Fund Target-Date 2030	MassMutual RetireSMART by JPMorgan 2030 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.96%	13.89%	7.55%	5.47%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2030	MassMutual RetireSMART by JPMorgan 2030 Fund - Class SVC* (Closed to Contracts issued on or about 5/1/2014) Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.71%	14.15%	7.83%	5.75%
US Fund Target-Date 2035	MassMutual RetireSMART by JPMorgan 2035 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.99%	16.21%	8.58%	5.98%
US Fund Target-Date 2040	MassMutual RetireSMART by JPMorgan 2040 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.99%	17.56%	9.44%	6.36%
US Fund Target-Date 2045	MassMutual RetireSMART by JPMorgan 2045 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.98%	18.48%	10.10%	6.68%
US Fund Target-Date 2050	MassMutual RetireSMART by JPMorgan 2050 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.98%	18.84%	10.13%	6.84%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2055	MassMutual RetireSMART by JPMorgan 2055 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.97%	18.88%	10.15%	6.88%
US Fund Target-Date 2060	MassMutual RetireSMART by JPMorgan 2060 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.97%	18.75%	10.14%	8.14%
US Fund Target-Date Retirement	MassMutual RetireSMART by JPMorgan in Retirement Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.94%	10.94%	4.92%	3.46%
US Fund Target-Date Retirement	MassMutual RetireSMART by JPMorgan in Retirement Fund - Class SVC* (Closed to Contracts issued on or about 5/1/2014) Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.69%	11.14%	5.19%	3.72%
US Fund Target-Date 2000-2010	MassMutual Select T. Rowe Price Retirement 2005 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.99%	11.26%	5.43%	3.98%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2000-2010	MassMutual Select T. Rowe Price Retirement 2010 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.99%	11.83%	5.90%	4.29%
US Fund Target-Date 2015	MassMutual Select T. Rowe Price Retirement 2015 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.01%	12.37%	6.43%	4.59%
US Fund Target-Date 2020	MassMutual Select T. Rowe Price Retirement 2020 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.03%	12.94%	7.07%	4.92%
US Fund Target-Date 2025	MassMutual Select T. Rowe Price Retirement 2025 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.05%	13.92%	7.85%	5.37%
US Fund Target-Date 2030	MassMutual Select T. Rowe Price Retirement 2030 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.08%	15.70%	8.65%	5.87%
US Fund Target-Date 2035	MassMutual Select T. Rowe Price Retirement 2035 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.09%	17.56%	9.46%	6.38%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2040	MassMutual Select T. Rowe Price Retirement 2040 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.10%	18.99%	10.12%	6.81%
US Fund Target-Date 2045	MassMutual Select T. Rowe Price Retirement 2045 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.12%	19.90%	10.58%	7.12%
US Fund Target-Date 2050	MassMutual Select T. Rowe Price Retirement 2050 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.13%	20.18%	10.64%	7.17%
US Fund Target-Date 2055	MassMutual Select T. Rowe Price Retirement 2055 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.14%	20.25%	10.62%	7.15%
US Fund Target-Date 2060	MassMutual Select T. Rowe Price Retirement 2060 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.14%	20.23%	10.62%	7.15%
US Fund Moderately Conservative Allocation	MassMutual Select T. Rowe Price Retirement Balanced Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.99%	10.73%	5.60%	4.09%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Short-Term Bond	MassMutual Short-Duration Bond Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: Barings LLC; Baring International Investment Ltd	0.91%	6.30%	0.67%	1.09%
US Fund Small Growth	MassMutual Small Cap Growth Equity Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Wellington Management Company LLP; Invesco Advisers, Inc.	1.32%	16.45%	12.24%	8.72%
US Fund Small Blend	MassMutual Small Cap Opportunities Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	1.10%	17.54%	12.61%	8.56%
US Fund Small Value	MassMutual Small Company Value Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: AllianceBernstein L.P.; American Century Investment Management	1.31%	9.92%	9.70%	5.95%
US Fund Intermediate Core-Plus Bond	MassMutual Strategic Bond Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Brandywine Global Investment Mgmt, LLC; Western Asset Management Company, LLC; Western Asset Management CO LTD	1.01%	6.12%	1.23%	2.02%
US Fund Diversified Emerging Mkts	MassMutual Strategic Emerging Markets Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	1.60%	9.63%	1.72%	0.97%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core-Plus Bond	MassMutual Total Return Bond Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: Metropolitan West Asset Management, LLC.	0.78%	5.25%	0.88%	1.34%
US Fund Large Blend	MFS® Core Equity Fund - Class R3* (Closed to Contracts issued on or about 5/1/2009) Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.91%	22.87%	14.90%	11.38%
US Fund Intermediate Government	MFS® Government Securities Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.76%	3.95%	0.11%	0.81%
US Fund Large Growth	MFS® Growth Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.85%	35.79%	15.71%	12.65%
US Fund Foreign Large Growth	MFS® International Intrinsic Value Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	1.03%	17.60%	8.47%	6.84%
US Fund Foreign Small/Mid Growth	MFS® International New Discovery Fund - Class R3* (Closed to Contracts issued on or about 9/1/2006) Adviser: Massachusetts Financial Services Company Subadviser: N/A	1.31%	12.77%	5.19%	4.22%
US Fund Small Growth	MFS® New Discovery Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	1.29%	13.97%	10.52%	7.23%
US Fund Foreign Large Blend	MFS® Research International Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	1.04%	13.10%	8.45%	4.04%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Technology	MFS® Technology Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	1.14%	53.89%	17.15%	15.12%
US Fund Intermediate Core-Plus Bond	MFS® Total Return Bond Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.70%	6.95%	1.61%	1.88%
US Fund Moderate Allocation	MFS® Total Return Fund - Class R3 Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.73%	10.29%	8.41%	6.39%
US Fund Utilities	MFS® Utilities Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	1.02%	-2.22%	8.16%	6.23%
US Fund Large Value	MFS® Value Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.79%	7.92%	11.24%	8.41%
US Fund Large Blend	MM S&P 500® Index Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Northern Trust Investments Inc	0.64%	25.48%	15.00%	11.35%
US Fund Large Blend	Neuberger Berman Sustainable Equity Fund - Class A Adviser: Neuberger Berman Investment Advisers LLC Subadviser: N/A	1.06%	26.53%	13.64%	9.77%
US Fund Small Blend	North Square Spectrum Alpha Fund - Class A Adviser: North Square Investments, LLC Subadviser: NSI Retail Advisors, LLC	2.26%	24.70%	9.77%	6.01%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	Nuveen Dividend Growth Fund - Class A Adviser: Nuveen Fund Advisors, LLC. Subadviser: Nuveen Asset Management, LLC	0.92%	14.79%	13.61%	10.20%
US Fund Foreign Large Value	Nuveen International Value Fund - Class A* Adviser: Nuveen Fund Advisors, LLC. Subadviser: Nuveen Asset Management, LLC	1.15%	20.31%	8.46%	3.51%
US Fund Moderate Allocation	Oakmark Equity and Income Fund - Investor Class Adviser: Harris Associates L.P. Subadviser: N/A	0.86%	17.34%	10.00%	6.70%
US Fund Large Growth	PGIM Jennison Focused Growth Fund - Class A* Adviser: PGIM Investments LLC Subadviser: Jennison Associates LLC	1.05%	52.29%	16.06%	13.00%
US Fund Mid-Cap Growth	PGIM Jennison Mid-Cap Growth Fund, Inc. - Class A Adviser: PGIM Investments LLC Subadviser: Jennison Associates LLC	1.07%	20.18%	14.66%	9.36%
US Fund Natural Resources	PGIM Jennison Natural Resources Fund, Inc. - Class A Adviser: PGIM Investments LLC Subadviser: Jennison Associates LLC	1.27%	-2.18%	14.95%	1.43%
US Fund Emerging Markets Bond	PIMCO Emerging Markets Bond Fund - Class A Adviser: Pacific Investment Management Company, LLC Subadviser: N/A	1.30%	11.68%	1.99%	2.62%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Inflation- Protected Bond	PIMCO Real Return Fund - Class A Adviser: Pacific Investment Management Company, LLC Subadviser: N/A	1.07%	3.33%	2.87%	1.97%
US Fund Intermediate Core-Plus Bond	PIMCO Total Return ESG Fund - Admin Class Adviser: Pacific Investment Management Company, LLC Subadviser: N/A	0.86%	5.53%	0.70%	1.37%
US Fund Intermediate Core-Plus Bond	PIMCO Total Return Fund - Class A Adviser: Pacific Investment Management Company, LLC Subadviser: N/A	0.83%	5.94%	0.97%	1.57%
US Fund Large Value	Pioneer Equity Income Fund - Class A Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.02%	7.00%	9.32%	8.19%
US Fund Large Blend	Pioneer Fund - Class A Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	0.93%	28.32%	16.73%	12.05%
US Fund Large Growth	Pioneer Fundamental Growth Fund - Class A Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.02%	32.48%	17.38%	13.00%
US Fund Global Large- Stock Value	Pioneer Global Sustainable Equity Fund - Class A* Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.15%	16.24%	13.70%	8.49%
US Fund High Yield Bond	Pioneer High Yield Fund - Class A* Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.11%	10.44%	4.13%	3.28%
US Fund Mid-Cap Value	Pioneer Mid Cap Value Fund - Class A Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.19%	12.16%	12.46%	7.35%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Growth	Pioneer Select Mid Cap Growth Fund - Class A (Closed to Contracts issued on or about 9/1/2009) Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.03%	18.06%	10.46%	8.58%
US Fund Multisector Bond	Pioneer Strategic Income Fund - Class A Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.11%	7.76%	2.61%	2.67%
US Fund Large Blend	Putnam Core Equity Fund - Class A Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited	0.99%	27.68%	16.74%	11.87%
US Fund Foreign Small/Mid Blend	Putnam International Capital Opportunities Fund - Class A Adviser: Putnam Investment Management, LLC Subadviser: The Putnam Advisory Company, LLC; Putnam Investments Limited	1.58%	15.22%	8.38%	3.75%
US Fund Large Value	Putnam Large Cap Value Fund - Class A Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited	0.90%	15.40%	14.30%	10.12%
US Fund Small Growth	Putnam Small Cap Growth Fund - Class A Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited	1.25%	22.87%	15.43%	9.94%
US Fund Large Growth	Putnam Sustainable Leaders Fund - Class A Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited	0.92%	26.25%	15.97%	12.54%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Value	Royce Small-Cap Total Return Fund - Service Class* Adviser: Royce & Associates, LP Subadviser: N/A	1.53%	23.85%	11.36%	7.11%
US Fund Small Value	Royce Small-Cap Value Fund - Service Class* Adviser: Royce & Associates, LP Subadviser: N/A	1.49%	26.08%	9.96%	5.34%
US Fund Moderate Allocation	Russell LifePoints® Balanced Strategy Fund - Class R4* Adviser: Russell Investment Management, LLC Subadviser: N/A	1.18%	14.19%	5.26%	4.02%
US Fund Conservative Allocation	Russell LifePoints® Conservative Strategy Fund - Class R4* Adviser: Russell Investment Management, LLC Subadviser: N/A	0.92%	7.94%	2.06%	2.09%
US Fund Moderately Aggressive Allocation	Russell LifePoints® Equity Growth Strategy Fund - Class R4* Adviser: Russell Investment Management, LLC Subadviser: N/A	1.17%	19.02%	8.10%	5.47%
US Fund Moderately Aggressive Allocation	Russell LifePoints® Growth Strategy Fund - Class R4* Adviser: Russell Investment Management, LLC Subadviser: N/A	1.18%	17.42%	7.28%	5.06%
US Fund Moderately Conservative Allocation	Russell LifePoints® Moderate Strategy Fund - Class R4* Adviser: Russell Investment Management, LLC Subadviser: N/A	1.01%	11.01%	3.15%	2.94%
US Fund Large Value	T. Rowe Price Equity Income Fund - Class R Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.23%	9.06%	10.69%	7.38%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	T. Rowe Price Growth Stock Fund - Class R Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.18%	44.52%	12.74%	11.13%
US Fund Target-Date 2000-2010	T. Rowe Price Retirement 2010 Fund - R Class Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	0.99%	11.85%	5.91%	4.56%
US Fund Target-Date 2015	T. Rowe Price Retirement 2015 Fund - R Class Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.00%	12.34%	6.48%	5.01%
US Fund Target-Date 2020	T. Rowe Price Retirement 2020 Fund - R Class Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.03%	12.92%	7.11%	5.52%
US Fund Target-Date 2025	T. Rowe Price Retirement 2025 Fund - R Class Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.04%	13.97%	7.90%	6.05%
US Fund Target-Date 2030	T. Rowe Price Retirement 2030 Fund - R Class Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.07%	15.72%	8.70%	6.59%
US Fund Target-Date 2035	T. Rowe Price Retirement 2035 Fund - R Class Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.09%	17.58%	9.50%	7.05%
US Fund Target-Date 2040	T. Rowe Price Retirement 2040 Fund - R Class Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.10%	18.95%	10.14%	7.42%
US Fund Target-Date 2045	T. Rowe Price Retirement 2045 Fund - R Class Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.12%	19.89%	10.62%	7.67%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2050	T. Rowe Price Retirement 2050 Fund - R Class Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.13%	20.11%	10.68%	7.71%
US Fund Target-Date 2055	T. Rowe Price Retirement 2055 Fund - R Class Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.14%	20.14%	10.64%	7.67%
US Fund Target-Date 2060	T. Rowe Price Retirement 2060 Fund - R Class Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.14%	20.22%	10.65%	8.13%
US Fund Moderately Conservative Allocation	T. Rowe Price Retirement Balanced Fund - R Class Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	0.99%	10.86%	5.64%	4.16%
US Fund Diversified Emerging Mkts	Templeton Developing Markets Trust - Class A* Adviser: Templeton Asset Management Ltd. Subadviser: Franklin Templeton Inv Mgmt Ltd	1.39%	12.33%	4.30%	2.35%
US Fund Foreign Large Value	Templeton Foreign Fund - Class A* Adviser: Templeton Global Advisors Limited Subadviser: N/A	1.10%	19.95%	6.34%	2.27%
US Fund Global Bond	Templeton Global Bond Fund - Class A* Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.97%	2.43%	-2.57%	-0.62%
US Fund Global Large- Stock Blend	Templeton Growth Fund, Inc. - Class A Adviser: Templeton Global Advisors Limited Subadviser: Templeton Asset Management Ltd.	1.04%	20.98%	6.40%	3.22%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Blend	Thornburg International Equity Fund - Class R3* (Closed to Contracts issued on or about 5/1/2009) Adviser: Thornburg Investment Management Inc Subadviser: N/A	1.36%	15.45%	9.95%	4.47%
US Fund Foreign Large Blend	Thornburg International Equity Fund - Class R4* Adviser: Thornburg Investment Management Inc Subadviser: N/A	1.16%	15.70%	10.18%	4.68%
US Fund Mid-Cap Blend	Thornburg Small/Mid Cap Core Fund - Class R3* (Closed to Contracts issued on or about 5/1/2009) Adviser: Thornburg Investment Management Inc Subadviser: N/A	1.31%	13.19%	8.34%	7.42%
US Fund Mid-Cap Blend	Thornburg Small/Mid Cap Core Fund - Class R4* Adviser: Thornburg Investment Management Inc Subadviser: N/A	1.21%	13.32%	8.44%	7.52%
US Fund Mid-Cap Growth	Thornburg Small/Mid Cap Growth Fund - Class R3* (Closed to Contracts issued on or about 5/1/2009) Adviser: Thornburg Investment Management Inc Subadviser: N/A	1.46%	19.54%	6.45%	5.13%
US Fund Mid-Cap Growth	Thornburg Small/Mid Cap Growth Fund - Class R4* Adviser: Thornburg Investment Management Inc Subadviser: N/A	1.36%	19.68%	6.56%	5.24%
US Fund Intermediate Core Bond	TIAA-CREF Bond Index Fund - Retirement Class Adviser: Teachers Advisors LLC Subadviser: N/A	0.32%	5.48%	0.72%	1.44%
US Fund Large Blend	TIAA-CREF Equity Index Fund - Retirement Class Adviser: Teachers Advisors LLC Subadviser: N/A	0.30%	25.59%	14.84%	11.17%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	TIAA-CREF Large-Cap Growth Index Fund - Retirement Class Adviser: Teachers Advisors LLC Subadviser: N/A	0.30%	42.29%	19.14%	14.51%
US Fund Large Value	TIAA-CREF Large-Cap Value Index Fund - Retirement Class Adviser: Teachers Advisors LLC Subadviser: N/A	0.30%	11.15%	10.61%	8.09%
US Fund Mid-Cap Blend	Timothy Plan Large/Mid- Cap Value Fund - Class A* Adviser: Timothy Partners Ltd Subadviser: Westwood Management Corp	1.34%	13.20%	12.70%	8.67%
US Fund Global Allocation	UBS Global Allocation Fund - Class A* Adviser: UBS Asset Management (Americas) Inc Subadviser: N/A	1.31%	9.42%	5.75%	4.16%
US Fund Moderate Allocation	UBS U.S. Allocation Fund - Class A Adviser: UBS Asset Management (Americas) Inc Subadviser: N/A	1.01%	17.40%	10.62%	7.55%
US Fund Large Blend	Victory Diversified Stock Fund - Class A Adviser: Victory Capital Management Inc. Subadviser: N/A	1.07%	24.70%	15.13%	9.49%
US Fund Large Blend	Victory Special Value Fund - Class A Adviser: Victory Capital Management Inc. Subadviser: N/A	1.38%	24.38%	14.72%	8.78%
US Fund Mid-Cap Value	Victory Sycamore Established Value Fund - Class A Adviser: Victory Capital Management Inc. Subadviser: N/A	0.90%	9.95%	14.22%	10.62%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Value	Victory Sycamore Small Company Opportunity Fund - Class A Adviser: Victory Capital Management Inc. Subadviser: N/A	1.25%	11.05%	11.30%	9.09%
US Fund Mid-Cap Growth	Victory Munder Mid-Cap Core Growth Fund - Class A Adviser: Victory Capital Management Inc. Subadviser: N/A	1.28%	14.28%	11.30%	7.45%
US Fund Large Value	Virtus Ceredex Large-Cap Value Equity Fund - Class A Adviser: Virtus Fund Advisers, LLC Subadviser: Ceredex Value Advisors LLC	1.24%	14.57%	10.67%	7.63%
US Fund Mid-Cap Value	Virtus Ceredex Mid-Cap Value Equity Fund - Class A Adviser: Virtus Fund Advisers, LLC Subadviser: Ceredex Value Advisors LLC	1.28%	10.63%	9.80%	7.33%
US Fund Small Blend	Virtus Ceredex Small-Cap Value Equity Fund - Class A Adviser: Virtus Fund Advisers, LLC Subadviser: Ceredex Value Advisors LLC	1.46%	14.30%	8.94%	6.13%
US Fund Large Value	Virtus NFJ Dividend Value Fund - Class A Adviser: Virtus Investment Advisers, Inc. Subadviser: NFJ Investment Group LLC - Dallas	1.04%	19.14%	9.94%	6.85%
US Fund Foreign Large Value	Virtus NFJ International Value Fund - Class A* Adviser: Virtus Investment Advisers, Inc. Subadviser: NFJ Investment Group LLC - Dallas	1.30%	10.33%	5.39%	0.24%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Value	Virtus NFJ Small-Cap Value Fund - Class A* Adviser: Virtus Investment Advisers, Inc. Subadviser: NFJ Investment Group LLC - Dallas	1.17%	23.00%	8.70%	4.40%
*Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.HV-5795

Prospectuses Available [Text Block]	The following is a list of the Underlying Funds currently available under the Contract. In the event more than one Underlying Funds were offered under the Contract, the Underlying Funds available to you may vary by Employer. In such an event, you should refer to your retirement plan documents for a list of Underlying Funds available to you. More information about the Underlying Fund is available in the prospectuses for the Fund, which may be amended from time to time and can be found online at https://plan.empower-retirement.com/plancloudws/fundprospectus. You can also request this information at no cost by calling (844) 804-8989 or sending an email request to participantservices@empower.com. The current expenses and performance information below reflect fees and expenses of the Underlying Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. The past performance of a Fund is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Growth	AB Discovery Growth Fund - Class A* Adviser: AllianceBernstein L.P. Subadviser: N/A	0.93%	18.72%	10.83%	8.49%
US Fund Small Value	AB Discovery Value Fund - Class A Adviser: AllianceBernstein L.P. Subadviser: N/A	1.10%	14.77%	10.57%	7.36%
US Fund Global Bond- USD Hedged	AB Global Bond Fund - Class A Adviser: AllianceBernstein L.P. Subadviser: N/A	0.80%	6.83%	0.88%	1.98%
US Fund Tactical Allocation	AB Global Risk Allocation Fund - Class A* Adviser: AllianceBernstein L.P. Subadviser: N/A	1.42%	6.41%	6.87%	4.75%
US Fund Large Growth	AB Growth Fund - Class A Adviser: AllianceBernstein L.P. Subadviser: N/A	1.14%	37.49%	15.86%	13.70%
US Fund High Yield Bond	AB High Income Fund - Class A Adviser: AllianceBernstein L.P. Subadviser: N/A	0.90%	14.33%	4.35%	3.69%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Value	AB International Value Fund - Class A* Adviser: AllianceBernstein L.P. Subadviser: N/A	1.25%	15.23%	6.44%	2.33%
US Fund Large Value	AB Relative Value Fund - Class A* (Closed to Contracts issued on or about 6/13/2008) Adviser: AllianceBernstein L.P. Subadviser: N/A	0.90%	11.74%	11.76%	9.22%
US Fund Foreign Large Growth	AB Sustainable International Thematic Fund - Class A Adviser: AllianceBernstein L.P. Subadviser: N/A	1.06%	13.09%	8.02%	3.89%
US Fund Large Value	AB Value Fund - Class A Adviser: AllianceBernstein L.P. Subadviser: N/A	0.97%	18.79%	11.37%	6.70%
US Fund Large Growth	Alger Capital Appreciation Institutional Fund - Class I Adviser: Fred Alger Management, LLC Subadviser: N/A	1.25%	42.88%	14.90%	12.14%
US Fund Mid-Cap Growth	Alger Mid Cap Growth Institutional Fund - Class I* Adviser: Fred Alger Management, LLC Subadviser: N/A	1.24%	22.68%	12.04%	8.73%
US Fund Small Growth	Alger Small Cap Growth Institutional Fund - Class I Adviser: Fred Alger Management, LLC Subadviser: N/A	1.38%	14.83%	7.63%	6.72%
US Fund Moderate Allocation	Allspring Asset Allocation Fund - Class A* Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	1.12%	14.32%	8.19%	4.38%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core Bond	Allspring Core Bond Fund - Class A* Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	0.70%	5.62%	0.91%	1.53%
US Fund Diversified Emerging Mkts	Allspring Emerging Markets Equity Fund - Class A* Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	1.43%	8.39%	3.34%	2.00%
US Fund Foreign Large Value	Allspring International Equity Fund - Class A* Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	1.15%	15.56%	5.38%	3.05%
US Fund Utilities	Allspring Utility and Telecommunications Fund - Class A* Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	1.04%	-5.19%	6.75%	6.95%
US Fund Large Blend	American Century Equity Growth Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	0.91%	24.01%	11.97%	9.01%
US Fund Large Value	American Century Equity Income Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	1.18%	3.64%	7.80%	7.72%
US Fund Large Value	American Century Focused Large Cap Value Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	1.09%	5.69%	10.46%	7.59%
US Fund Large Growth	American Century Growth Fund - Class A* Adviser: American Century Investment Management Inc Subadviser: N/A	1.17%	42.91%	17.76%	13.23%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Growth	American Century Heritage Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	1.25%	20.24%	12.92%	9.07%
US Fund Inflation- Protected Bond	American Century Inflation- Adjusted Bond Fund - Class A (Closed to Contracts issued on or about 6/13/2008) Adviser: American Century Investment Management Inc Subadviser: N/A	0.76%	2.82%	2.45%	1.66%
US Fund Small Blend	American Century Small Company Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	1.11%	20.99%	9.69%	5.77%
US Fund Money Market - Taxable	American Century U.S. Government Money Market Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	0.71%	4.40%	1.44%	1.10%
US Fund Large Growth	American Century Ultra® Fund - Class A* (Closed to Contracts issued on or about 6/13/2008) Adviser: American Century Investment Management Inc Subadviser: N/A	1.16%	42.96%	18.88%	14.26%
US Fund Large Growth	American Funds AMCAP Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.99%	30.59%	11.73%	9.72%
US Fund Moderate Allocation	American Funds American Balanced Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.89%	13.61%	8.55%	7.18%
US Fund Large Value	American Funds American Mutual Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.91%	9.03%	10.36%	8.75%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Allocation	American Funds Capital Income Builder® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.92%	8.62%	6.78%	4.83%
US Fund Global Large- Stock Blend	American Funds Capital World Growth and Income FundSM - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	1.06%	20.42%	10.30%	6.89%
US Fund Large Blend	American Funds Fundamental Investors FundSM - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.93%	25.46%	13.13%	10.28%
US Fund Global Large- Stock Growth	American Funds New Perspective Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	1.07%	24.19%	13.16%	9.38%
US Fund Diversified Emerging Mkts	American Funds New World Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	1.22%	15.47%	8.21%	4.82%
US Fund Large Blend	American Funds Washington Mutual Investors Fund - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.92%	16.85%	12.89%	10.22%
US Fund Foreign Large Growth	American Funds EuroPacific Growth Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	1.12%	15.29%	7.34%	4.22%
US Fund Intermediate Core Bond	American Funds The Bond Fund of America® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.89%	4.42%	1.31%	1.65%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	American Funds The Growth Fund of America® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.94%	36.76%	14.53%	11.48%
US Fund Moderately Aggressive Allocation	American Funds The Income Fund of America® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.91%	7.22%	7.71%	6.10%
US Fund Large Blend	American Funds The Investment Company of America® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.91%	28.04%	13.72%	10.22%
US Fund Global Large- Stock Growth	American Funds The New Economy Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	1.06%	28.70%	11.04%	9.01%
US Fund Mid-Cap Blend	AMG GW&K Small/Mid Cap Core Fund - Class N Adviser: AMG Funds LLC Subadviser: GW&K Investment Management, LLC	1.07%	14.51%	13.62%	8.21%
US Fund Large Growth	Ave Maria Growth Fund Adviser: Schwartz Investment Counsel Inc Subadviser: N/A	0.91%	30.29%	14.38%	11.12%
US Fund Large Blend	Ave Maria Rising Dividend Fund Adviser: Schwartz Investment Counsel Inc Subadviser: N/A	0.91%	13.19%	12.79%	9.18%
US Fund Mid-Cap Blend	Ave Maria Value Fund Adviser: Schwartz Investment Counsel Inc Subadviser: N/A	0.94%	3.52%	11.55%	6.23%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	BlackRock Advantage Large Cap Core Fund - Investor A Shares* Adviser: BlackRock Advisors LLC Subadviser: N/A	0.73%	25.28%	14.55%	10.79%
US Fund Large Growth	BlackRock Advantage Large Cap Growth Fund - Investor A Shares* Adviser: BlackRock Advisors LLC Subadviser: N/A	0.87%	39.37%	17.02%	11.40%
US Fund Small Growth	BlackRock Advantage Small Cap Growth Fund - Investor A Shares* Adviser: BlackRock Advisors LLC Subadviser: N/A	0.75%	18.47%	10.23%	6.93%
US Fund Mid-Cap Blend	BlackRock Advantage SMID Cap Fund, Inc. - Investor A Shares* (Closed to Contracts issued on or about 6/13/2008) Adviser: BlackRock Advisors, LLC Subadviser: N/A	0.73%	18.59%	11.46%	7.70%
US Fund Large Growth	BlackRock Capital Appreciation Fund, Inc. - Investor A Shares Adviser: BlackRock Advisors LLC Subadviser: N/A	1.00%	48.85%	15.58%	12.37%
US Fund Large Value	BlackRock Equity Dividend Fund - Investor A Shares* Adviser: BlackRock Advisors LLC Subadviser: N/A	0.93%	12.37%	11.26%	8.76%
US Fund Global Allocation	BlackRock Global Allocation Fund, Inc. - Investor A Shares* Adviser: BlackRock Advisors LLC Subadviser: BlackRock International Limited; BlackRock (Singapore) Limited	1.09%	12.34%	7.29%	4.52%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Government	BlackRock Impact Mortgage Fund - Investor A Shares* Adviser: BlackRock Advisors LLC Subadviser: BlackRock International Limited	1.84%	4.45%	0.18%	0.97%
US Fund Target-Date 2030	BlackRock LifePath® Dynamic 2030 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited; BlackRock (Singapore) Limited	0.84%	14.97%	8.06%	6.00%
US Fund Target-Date 2040	BlackRock LifePath® Dynamic 2040 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited; BlackRock (Singapore) Limited	0.84%	18.90%	10.16%	7.20%
US Fund Target-Date Retirement	BlackRock LifePath® Dynamic Retirement Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited; BlackRock (Singapore) Limited	0.84%	12.00%	5.87%	4.45%
US Fund Mid-Cap Value	BlackRock Mid Cap Value Fund - Investor A Shares* Adviser: BlackRock Advisors LLC Subadviser: N/A	1.00%	12.29%	13.37%	8.31%
US Fund Mid-Cap Growth	BlackRock Mid-Cap Growth Equity Portfolio - Investor A Shares* Adviser: BlackRock Advisors LLC Subadviser: N/A	1.05%	27.93%	12.57%	11.19%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Insurance Large Blend	BlackRock S&P 500 Index V.I. Fund - Class III Shares Adviser: BlackRock Advisors LLC Subadviser: N/A	0.39%	25.90%	15.26%	11.52%
US Fund Target-Date 2025	BlackRock LifePath® Dynamic 2025 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited; BlackRock (Singapore) Limited	0.84%	12.87%	6.79%	5.23%
US Fund Target-Date 2035	BlackRock LifePath® Dynamic 2035 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited; BlackRock (Singapore) Limited	0.84%	17.00%	9.12%	6.62%
US Fund Target-Date 2045	BlackRock LifePath® Dynamic 2045 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited; BlackRock (Singapore) Limited	0.84%	20.72%	10.82%	7.54%
US Fund Target-Date 2050	BlackRock LifePath® Dynamic 2050 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited; BlackRock (Singapore) Limited	0.84%	21.69%	10.93%	7.63%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2055	BlackRock LifePath® Dynamic 2055 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited; BlackRock (Singapore) Limited	0.84%	21.77%	11.13%	7.70%
US Fund Intermediate Core Bond	BNY Mellon Bond Market Index Fund - Investor Class* Adviser: BNY Mellon Investment Adviser, Inc Subadviser: N/A	0.40%	5.14%	0.65%	1.36%
US Fund Mid-Cap Blend	BNY Mellon Midcap Index Fund, Inc. - Investor Shares* (Closed to Contracts issued on or about 6/1/2014) Adviser: BNY Mellon Investment Adviser, Inc Subadviser: N/A	0.50%	15.89%	12.06%	8.76%
US Fund Large Blend	BNY Mellon S&P 500 Index Fund* Adviser: BNY Mellon Investment Adviser, Inc Subadviser: N/A	0.50%	25.68%	15.11%	11.48%
US Fund Small Blend	BNY Mellon Smallcap Stock Index Fund - Investor Shares* Adviser: BNY Mellon Investment Adviser, Inc Subadviser: N/A	0.50%	15.51%	10.54%	8.16%
US Fund Global Large- Stock Growth	Calamos Global Equity Fund - Class A* Adviser: Calamos Advisors LLC Subadviser: N/A	1.40%	24.28%	14.24%	8.74%
US Fund Foreign Large Growth	Calamos International Growth Fund - Class A* Adviser: Calamos Advisors LLC Subadviser: N/A	1.20%	15.05%	9.74%	4.67%
US Fund Intermediate Core-Plus Bond	Calvert Bond Fund - Class A* Adviser: Calvert Research and Management Subadviser: N/A	0.73%	7.30%	1.83%	2.28%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	Calvert Equity Fund - Class A Adviser: Calvert Research and Management Subadviser: Atlanta Capital Management Company,LLC	0.91%	17.93%	16.27%	12.70%
US Fund Corporate Bond	Calvert Income Fund - Class A Adviser: Calvert Research and Management Subadviser: N/A	0.93%	8.54%	2.97%	2.69%
US Fund Large Blend	ClearBridge Growth Fund - Class FI (Formerly ClearBridge Aggressive Growth Fund - Class FI) Adviser: Franklin Templeton Fund Adviser, LLC Subadviser: ClearBridge Investments, LLC	1.07%	23.78%	8.05%	6.02%
US Fund Large Blend	ClearBridge Aggressive Growth Fund - Class A (Closed to Contracts issued on or about 6/13/2008) Adviser: Franklin Templeton Fund Adviser, LLC Subadviser: ClearBridge Investments, LLC	1.14%	23.65%	8.06%	6.02%
US Fund Large Value	ClearBridge All Cap Value Fund - Class A (Closed to new and subsequent Contributions and transfers of Participant Account values) Adviser: Franklin Templeton Fund Adviser, LLC Subadviser: ClearBridge Investments, LLC	1.15%	13.87%	9.90%	6.74%
US Fund Large Blend	ClearBridge Appreciation Fund - Class A Adviser: Franklin Templeton Fund Adviser, LLC Subadviser: ClearBridge Investments, LLC	0.93%	19.45%	13.90%	10.63%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Blend	ClearBridge Mid Cap Fund - Class A Adviser: Franklin Templeton Fund Adviser, LLC Subadviser: ClearBridge Investments, LLC	1.17%	13.46%	10.95%	7.03%
US Fund Small Growth	ClearBridge Small Cap Growth Fund - Class FI Adviser: Franklin Templeton Fund Adviser, LLC Subadviser: ClearBridge Investments, LLC	1.24%	8.60%	9.19%	7.71%
US Fund Small Value	ClearBridge Small Cap Value Fund - Class A* Adviser: Franklin Templeton Fund Adviser, LLC Subadviser: ClearBridge Investments, LLC	1.35%	14.48%	10.06%	4.80%
US Fund Large Value	ClearBridge Value Trust - Class FI* Adviser: Franklin Templeton Fund Adviser, LLC Subadviser: ClearBridge Investments, LLC	1.15%	19.21%	15.01%	9.44%
US Fund Mid-Cap Growth	Columbia Acorn® Fund - Class A Adviser: Columbia Wanger Asset Management LLC Subadviser: N/A	1.08%	21.59%	7.32%	6.23%
US Fund Foreign Large Growth	Columbia Acorn® International Select Fund - Class A* Adviser: Columbia Wanger Asset Management LLC Subadviser: N/A	1.24%	18.13%	5.40%	3.61%
US Fund Large Blend	Columbia Contrarian Core Fund - Class A* Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	0.97%	31.75%	16.50%	11.49%
US Fund Large Growth	Columbia Large Cap Growth Fund - Class A Adviser: Columbia Management Investment Advisers Subadviser: N/A	1.00%	43.52%	17.94%	13.31%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	Columbia Large Cap Growth Opportunity Fund - Class A* Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	1.05%	31.26%	15.98%	11.51%
US Fund Large Value	Columbia Large Cap Value Fund - Advisor Class* (Closed to Contracts issued on or about 12/31/2010) Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	0.72%	9.85%	12.20%	8.83%
US Fund Mid-Cap Value	Columbia Select Mid Cap Value Fund - Advisor Class* (Effective 7/20/2020,the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	0.88%	10.50%	13.29%	8.42%
US Fund Mid-Cap Value	Columbia Select Mid Cap Value Fund - Class A* Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	1.13%	10.25%	12.99%	8.14%
US Fund Small Value	Columbia Select Small Cap Value Fund - Advisor Class* Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	1.01%	12.64%	10.45%	6.33%
US Fund Technology	Columbia Seligman Global Technology Fund - Class A* Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	1.27%	45.15%	25.49%	19.80%
US Fund Technology	Columbia Seligman Technology and Information Fund - Class A Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	1.20%	44.22%	25.07%	19.64%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Financial	Davis Financial Fund - Class A Adviser: Davis Selected Advisers LP Subadviser: Davis Selected Advisers (New York) Inc	0.95%	15.52%	10.46%	8.63%
US Fund Large Blend	Davis New York Venture Fund - Class A Adviser: Davis Selected Advisers LP Subadviser: Davis Selected Advisers (New York) Inc	0.92%	30.00%	11.97%	8.70%
US Fund Intermediate Core-Plus Bond	Delaware Diversified Income Fund - Class A* Adviser: Delaware Management Company Subadviser: Macquarie Investment Management Global Limited; Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited	0.70%	6.40%	2.06%	2.06%
US Fund Long-Term Bond	Delaware Extended Duration Bond Fund - Class A* Adviser: Delaware Management Company Subadviser: Macquarie Investment Management Global Limited; Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited	0.82%	9.36%	2.22%	3.12%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Allocation	Delaware Ivy Asset Strategy Fund - Class Y Adviser: Delaware Management Company Subadviser: Macquarie Investment Management Global Limited; Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited	1.12%	15.61%	9.48%	3.78%
US Fund Large Growth	Delaware Ivy Large Cap Growth Fund - Class Y* Adviser: Delaware Management Company Subadviser: Macquarie Investment Management Global Limited	0.89%	37.83%	18.49%	14.02%
US Fund Natural Resources	Delaware Ivy Natural Resources Fund - Class Y* Adviser: Delaware Management Company Subadviser: Macquarie Investment Management Global Limited	1.36%	1.27%	7.79%	-0.38%
US Fund Technology	Delaware Ivy Science & Technology Fund - Class Y Adviser: Delaware Management Company Subadviser: Macquarie Investment Management Global Limited	1.24%	40.63%	17.53%	11.26%
US Fund Small Growth	Delaware Ivy Small Cap Growth Fund - Class Y* Adviser: Delaware Management Company Subadviser: Macquarie Investment Management Global Limited	1.14%	13.34%	7.89%	7.14%
US Fund Large Growth	Domini Impact Equity Fund® - Investor Shares Adviser: Domini Impact Investments LLC Subadviser: SSGA Funds Management Inc	1.00%	28.42%	14.76%	9.40%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	DWS Capital Growth Fund - Class A Adviser: DWS Investment Management Americas, Inc. Subadviser: N/A	0.92%	38.17%	17.05%	13.05%
US Fund Large Value	DWS CROCI® Equity Dividend Fund - Class A Adviser: DWS Investment Management Americas, Inc. Subadviser: N/A	1.02%	5.33%	8.30%	7.64%
US Fund Emerging Markets Bond	DWS Emerging Markets Fixed Income Fund - Class A* Adviser: DWS Investment Management Americas, Inc. Subadviser: DWS International GmbH	1.16%	5.84%	0.01%	0.15%
US Fund Foreign Large Growth	DWS International Growth Fund - Class A* Adviser: DWS Investment Management Americas, Inc. Subadviser: N/A	1.17%	15.44%	7.09%	3.47%
US Fund Real Estate	DWS RREEF Real Estate Securities Fund - Class A (Closed to Contracts issued on or about 12/29/2006) Adviser: DWS Investment Management Americas, Inc. Subadviser: RREEF America L.L.C.	0.99%	11.90%	7.16%	7.60%
US Fund Mid-Cap Blend	Eaton Vance Atlanta Capital SMID-Cap Fund - Class A Adviser: Eaton Vance Management Subadviser: Atlanta Capital Management Company,LLC	1.14%	13.72%	13.41%	10.88%
US Fund Moderate Allocation	Eaton Vance Balanced Fund - Class A Adviser: Eaton Vance Management Subadviser: N/A	0.97%	16.05%	9.53%	7.36%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	Eaton Vance Dividend Builder Fund - Class A (Closed to Contracts issued on or about 6/13/2008) Adviser: Boston Management and Research Subadviser: N/A	1.00%	11.16%	12.93%	10.00%
US Fund High Yield Bond	Eaton Vance Income Fund of Boston - Class A* Adviser: Boston Management and Research Subadviser: Eaton Vance Advisers International Ltd.	1.00%	11.77%	5.15%	4.13%
US Fund Large Value	Eaton Vance Large-Cap Value Fund - Class A Adviser: Boston Management and Research Subadviser: N/A	1.02%	7.92%	11.59%	8.33%
US Fund Health	Eaton Vance Worldwide Health Sciences Fund - Class A* Adviser: Eaton Vance Management Subadviser: Eaton Vance Advisers International Ltd.	1.14%	5.66%	10.71%	9.18%
US Fund Foreign Large Blend	Empower International Index Fund - Investor Class Adviser: Empower Capital Management, LLC Subadviser: Irish Life Inv Managers Ltd	0.65%	17.52%	7.66%	3.79%
US Fund Moderately Aggressive Allocation	Empower Moderately Aggressive Profile Fund - Investor Class* Adviser: Empower Capital Management, LLC Subadviser: N/A	1.01%	13.60%	8.69%	6.51%
US Fund Mid-Cap Blend	Empower S&P Mid Cap 400® Index Fund - Investor Class* Adviser: Empower Capital Management, LLC Subadviser: Irish Life Inv Managers Ltd	0.55%	15.76%	11.99%	8.66%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Blend	Empower S&P SmallCap 600® Index Fund - Investor Class Adviser: Empower Capital Management, LLC Subadviser: Irish Life Inv Managers Ltd	0.56%	15.47%	10.49%	8.10%
US Fund Small Value	Federated Hermes Clover Small Value Fund - Class A* Adviser: Federated Equity Mgmt Co. Of Penn Subadviser: N/A	1.14%	10.42%	11.36%	6.67%
US Fund Large Value	Federated Hermes Equity Income Fund, Inc. - Class A* Adviser: Federated Equity Mgmt Co. Of Penn Subadviser: N/A	1.12%	9.05%	9.38%	6.02%
US Fund Mid-Cap Growth	Federated Hermes Kaufmann Fund - Class R* Adviser: Federated Equity Management Company Of Pennsylvania Subadviser: Federated Global Investment Management Corp	1.97%	14.87%	6.99%	8.26%
US Fund Mid-Cap Growth	Federated Hermes MDT Mid Cap Growth Fund - Class A* Adviser: Federated MDTA LLC Subadviser: N/A	1.15%	27.05%	15.26%	11.26%
US Fund Large Growth	Fidelity Advisor® Equity Growth Fund - Class M (Closed to Contracts issued on or about 6/13/2008) Adviser: Fidelity Management & Research Company LLC Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	1.21%	34.88%	18.81%	14.08%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	Fidelity Advisor® Leveraged Company Stock Fund - Class M Adviser: Fidelity Management & Research Company LLC Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	1.27%	25.49%	14.73%	7.67%
US Fund Real Estate	Fidelity Advisor® Real Estate Fund - Class M Adviser: Fidelity Management & Research Company LLC Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	1.31%	10.56%	4.51%	5.31%
US Fund Large Growth	Fidelity Advisor® Stock Selector All Cap Fund - Class M Adviser: Fidelity Management & Research Company LLC Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	0.98%	26.31%	7.02%	10.59%
US Fund Moderately Conservative Allocation	Franklin Conservative Allocation Fund - Class A Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.84%	18.46%	10.06%	7.39%
US Fund Moderately Aggressive Allocation	Franklin Growth Allocation Fund - Class A Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.85%	11.11%	8.40%	6.16%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	Franklin Growth Fund - Class A Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.80%	20.64%	13.70%	11.45%
US Fund Moderate Allocation	Franklin Income Fund - Class A1* Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.61%	4.48%	6.91%	4.82%
US Fund Moderate Allocation	Franklin Moderate Allocation Fund - Class A Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.84%	8.10%	6.08%	4.65%
US Fund Global Large- Stock Value	Franklin Mutual Beacon Fund - Class A Adviser: Franklin Mutual Advisers, LLC Subadviser: N/A	1.02%	8.82%	7.40%	5.93%
US Fund Global Large- Stock Value	Franklin Mutual Global Discovery Fund - Class A* Adviser: Franklin Mutual Advisers, LLC Subadviser: N/A	1.21%	20.27%	10.11%	6.04%
US Fund Aggressive Allocation	Franklin Mutual Shares Fund - Class A Adviser: Franklin Mutual Advisers, LLC Subadviser: N/A	1.00%	20.01%	8.94%	5.79%
US Fund Small Value	Franklin Small Cap Value Fund - Class A* (Closed to Contracts issued on or about 5/27/2021) Adviser: Franklin Mutual Advisers, LLC Subadviser: N/A	0.98%	3.57%	9.85%	-0.39%
US Fund Multisector Bond	Franklin Strategic Income Fund - Class A* Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.93%	20.19%	12.48%	8.66%
US Fund Intermediate Core-Plus Bond	Franklin Total Return Fund - Class A* Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.89%	4.39%	1.27%	1.38%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Multistrategy	Goldman Sachs Absolute Return Tracker - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.09%	10.45%	4.52%	3.09%
US Fund Intermediate Government	Goldman Sachs Government Income Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	0.82%	4.28%	-0.07%	0.71%
US Fund High Yield Bond	Goldman Sachs High Yield Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	0.98%	12.10%	4.21%	3.18%
US Fund Large Blend	Goldman Sachs Large Cap Core Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.01%	26.49%	15.45%	11.99%
US Fund Large Value	Goldman Sachs Large Cap Value Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.01%	12.74%	11.20%	7.28%
US Fund Mid-Cap Growth	Goldman Sachs Mid Cap Growth Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.16%	18.82%	13.46%	9.11%
US Fund Mid-Cap Blend	Goldman Sachs Mid Cap Value Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.18%	11.45%	13.11%	7.77%
US Fund Small Blend	Goldman Sachs Small Cap Value Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.25%	11.03%	8.25%	5.94%
US Fund Mid-Cap Growth	Goldman Sachs Small/Mid Cap Growth Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.25%	13.90%	12.95%	9.20%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Moderately Conservative Allocation	Hartford AARP Balanced Retirement Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.11%	5.33%	4.41%	3.15%
US Fund Moderate Allocation	Hartford Balanced HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.91%	14.50%	9.99%	7.34%
US Fund Moderately Conservative Allocation	Hartford Balanced Income Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.95%	7.55%	6.52%	5.62%
US Fund Large Blend	Hartford Capital Appreciation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company	1.10%	18.90%	12.07%	8.73%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	Hartford Capital Appreciation Fund - Class R5 (Closed to Contracts issued on or about 5/1/2009) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company	0.81%	19.25%	12.41%	9.05%
US Fund Moderately Conservative Allocation	Hartford Conservative Allocation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: N/A	1.14%	9.61%	4.28%	2.76%
US Fund Moderately Conservative Allocation	Hartford Conservative Allocation Fund - Class R5 (Closed to Contracts issued on or about 5/1/2009) Adviser: Hartford Funds Management Company, LLC Subadviser: N/A	0.84%	10.03%	4.61%	3.07%
US Fund Large Blend	Hartford Disciplined Equity HLS Fund - Class IB (Closed to Contracts issued on or about 6/13/2008) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.84%	20.95%	14.03%	11.56%
US Fund Large Value	Hartford Dividend and Growth Fund - Class R4 (Closed to Contracts issued on or about 6/1/2010) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company	1.05%	13.72%	13.23%	10.10%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	Hartford Dividend and Growth HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.90%	13.89%	13.44%	10.31%
US Fund Global Small/Mid Stock	Hartford Global Impact Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.11%	12.92%	10.06%	8.83%
US Fund Moderately Aggressive Allocation	Hartford Growth Allocation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Whitefoord LLP	1.09%	14.95%	8.53%	5.48%
US Fund Moderately Aggressive Allocation	Hartford Growth Allocation Fund - Class R5 (Closed to Contracts issued on or about 5/1/2009) Adviser: Hartford Funds Management Company, LLC Subadviser: Whitefoord LLP	0.77%	15.38%	8.87%	5.80%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	Hartford Growth Opportunities Fund - Class R4 (Closed to Contracts issued on or about 6/1/2010) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company	1.14%	40.56%	14.77%	12.36%
US Fund Health	Hartford Healthcare Fund - Class R4 (Closed to Contracts issued on or about 6/1/2010) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company	1.29%	3.76%	10.44%	9.70%
US Fund Health	Hartford Healthcare HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.16%	3.81%	10.61%	9.89%
US Fund High Yield Bond	Hartford High Yield Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company	0.97%	12.58%	5.05%	3.88%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Inflation- Protected Bond	Hartford Inflation Plus Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company	0.89%	4.73%	3.07%	1.85%
US Fund Moderate Allocation	Hartford Moderate Allocation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: N/A	1.07%	12.51%	6.55%	4.23%
US Fund Moderate Allocation	Hartford Moderate Allocation Fund - Class R5 (Closed to Contracts issued on or about 5/1/2009) Adviser: Hartford Funds Management Company, LLC Subadviser: N/A	0.77%	12.91%	6.87%	4.55%
US Fund Small Growth	Hartford Small Cap Growth HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.90%	18.14%	9.50%	6.91%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Growth	Hartford Small Company Fund - Class R4 (Closed to Contracts issued on or about 6/1/2010) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company	1.31%	16.06%	11.08%	7.27%
US Fund Small Growth	Hartford Small Company HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.05%	16.46%	11.51%	7.53%
US Fund Intermediate Core-Plus Bond	Hartford Total Return Bond Fund - Class R4 (Closed to Contracts issued on or about 6/1/2010) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company	0.74%	6.60%	1.53%	1.91%
US Fund Intermediate Core-Plus Bond	Hartford Total Return Bond Fund - Class R5 (Closed to Contracts issued on or about 5/3/2010) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company	0.44%	6.90%	1.88%	2.23%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core-Plus Bond	Hartford Total Return Bond HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.75%	6.69%	1.59%	2.07%
US Fund Ultrashort Bond	Hartford Ultrashort Bond HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.68%	4.99%	1.55%	1.02%
US Fund Mid-Cap Value	Hartford MidCap Value Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company	1.18%	15.75%	12.20%	7.38%
US Fund Large Growth	Invesco American Franchise Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.99%	40.91%	16.07%	11.56%
US Fund Commodities Broad Basket	Invesco Balanced-Risk Commodity Strategy Fund - Class A* Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.40%	-3.44%	6.80%	-0.06%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	Invesco Comstock Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.82%	12.24%	13.41%	8.90%
US Fund Mid-Cap Growth	Invesco Discovery Mid Cap Growth Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.04%	12.96%	12.49%	9.41%
US Fund Large Value	Invesco Dividend Income Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.93%	7.02%	8.80%	7.88%
US Fund Moderately Aggressive Allocation	Invesco Equity and Income Fund - Class A* Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.78%	9.99%	9.61%	6.84%
US Fund Europe Stock	Invesco EQV European Equity Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.42%	19.66%	5.88%	2.71%
US Fund Foreign Large Growth	Invesco EQV International Equity Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.27%	17.53%	7.95%	3.91%
US Fund Global Large- Stock Growth	Invesco Global Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.06%	34.03%	11.99%	8.22%
US Fund Global Small/Mid Stock	Invesco Global Opportunities Fund - Class A* Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.12%	17.34%	4.11%	6.41%
US Fund Global Bond	Invesco Global Strategic Income Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.05%	8.65%	1.20%	1.37%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Equity Precious Metals	Invesco Gold & Special Minerals Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.06%	6.36%	11.34%	5.35%
US Fund Large Value	Invesco Growth and Income Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.79%	12.56%	11.79%	8.23%
US Fund Intermediate Core Bond	Invesco Intermediate Bond Factor Fund - Class A* Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.52%	6.28%	1.69%	2.01%
US Fund Global Bond	Invesco International Bond Fund - Class A* Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.05%	8.25%	0.03%	0.69%
US Fund Foreign Large Growth	Invesco International Diversified Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.27%	15.43%	6.11%	3.74%
US Fund Large Blend	Invesco Main Street All Cap Fund® - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.06%	25.93%	15.28%	9.44%
US Fund Large Blend	Invesco Main Street Fund® - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.80%	23.07%	13.60%	9.95%
US Fund Mid-Cap Blend	Invesco Main Street Mid Cap Fund® - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.06%	14.48%	11.71%	7.54%
US Fund Moderately Conservative Allocation	Invesco Multi-Asset Income Fund - Class A* Adviser: Invesco Advisers, Inc. Subadviser: Invesco Capital Management LLC	0.85%	10.77%	1.47%	3.31%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Growth	Invesco Oppenheimer International Growth Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.10%	20.76%	8.76%	3.78%
US Fund Real Estate	Invesco Real Estate Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: Invesco Asset Management Ltd	1.24%	8.75%	5.62%	6.37%
US Fund Large Blend	Invesco Rising Dividends Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.99%	17.60%	13.82%	9.16%
US Fund Small Blend	Invesco Small Cap Equity Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.26%	15.96%	12.15%	6.30%
US Fund Small Growth	Invesco Small Cap Growth Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.16%	12.66%	8.73%	7.35%
US Fund Small Value	Invesco Small Cap Value Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.10%	22.91%	20.69%	10.09%
US Fund Mid-Cap Value	Invesco Value Opportunities Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.09%	15.15%	16.74%	8.67%
US Fund Moderate Allocation	Janus Henderson Balanced Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	1.07%	14.98%	9.18%	7.56%
US Fund Mid-Cap Growth	Janus Henderson Enterprise Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	1.16%	17.51%	13.16%	11.48%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core-Plus Bond	Janus Henderson Flexible Bond Fund - Class S* (Closed to Contracts issued on or about 6/13/2008) Adviser: Janus Henderson Investors US LLC Subadviser: N/A	0.95%	5.37%	1.49%	1.58%
US Fund Large Growth	Janus Henderson Forty Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	0.98%	39.34%	16.37%	13.16%
US Fund Mid-Cap Value	Janus Henderson Mid Cap Value Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	0.99%	10.92%	9.79%	6.82%
US Fund Foreign Large Blend	Janus Henderson Overseas Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	1.29%	10.52%	10.79%	3.00%
US Fund Intermediate Core Bond	JPMorgan Core Bond Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.75%	5.42%	1.16%	1.69%
US Fund Large Growth	JPMorgan Large Cap Growth Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.94%	34.28%	20.59%	15.11%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Blend	JPMorgan Small Cap Equity Fund - Class A (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	1.26%	11.61%	10.34%	8.14%
US Fund Small Growth	JPMorgan Small Cap Growth Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	1.24%	13.85%	9.54%	8.35%
US Fund Small Value	JPMorgan Small Cap Value Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	1.19%	12.77%	10.12%	5.93%
US Fund Target-Date 2055	JPMorgan SmartRetirement®2055 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.85%	19.85%	10.40%	7.30%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2020	JPMorgan SmartRetirement®2020 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.75%	11.55%	5.15%	4.41%
US Fund Target-Date 2025	JPMorgan SmartRetirement®2025 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existingContracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.78%	13.03%	6.29%	5.10%
US Fund Target-Date 2030	JPMorgan SmartRetirement®2030 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.79%	15.11%	7.40%	5.75%
US Fund Target-Date 2035	JPMorgan SmartRetirement®2035 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.83%	17.03%	8.84%	6.48%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2040	JPMorgan SmartRetirement®2040 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.84%	18.44%	9.73%	6.98%
US Fund Target-Date 2045	JPMorgan SmartRetirement®2045 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.85%	19.52%	10.36%	7.28%
US Fund Target-Date 2050	JPMorgan SmartRetirement®2050 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.85%	19.86%	10.39%	7.28%
US Fund Target-Date 2060	JPMorgan SmartRetirement®2060 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.84%	19.78%	10.40%	8.58%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date Retirement	JPMorgan SmartRetirement® Income Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.69%	11.62%	4.85%	3.83%
US Fund Large Growth	LKCM Aquinas Catholic Equity Fund* Adviser: Luther King Capital Management Corporation Subadviser: N/A	1.00%	14.07%	13.78%	8.72%
US Fund Multisector Bond	Loomis Sayles Bond Fund - Class ADM* Adviser: Loomis, Sayles & Company LP Subadviser: N/A	1.14%	7.50%	1.66%	1.59%
US Fund Multisector Bond	Lord Abbett Bond- Debenture Fund, Inc. - Class A Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.78%	6.70%	3.34%	3.61%
US Fund Large Value	Lord Abbett Affiliated Fund, Inc. - Class A Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.72%	10.20%	9.50%	7.81%
US Fund Small Growth	Lord Abbett Developing Growth Fund - Class A Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.94%	8.37%	9.28%	6.82%
US Fund Large Blend	Lord Abbett Dividend Growth Fund - Class A Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.92%	15.86%	13.27%	10.19%
US Fund Large Value	Lord Abbett Fundamental Equity Fund - Class A Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.96%	12.91%	10.94%	7.58%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Blend	Lord Abbett International Equity Fund - Class A Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.97%	11.45%	7.72%	2.54%
US Fund Mid-Cap Blend	Lord Abbett Value Opportunities Fund - Class A Adviser: Lord, Abbett & Co LLC Subadviser: N/A	1.16%	15.94%	10.67%	7.05%
US Fund Large Blend	Massachusetts Investors Trust - Class R3 Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.71%	19.16%	13.73%	10.41%
US Fund Large Growth	MassMutual Blue Chip Growth Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Loomis, Sayles & Company LP; T. Rowe Price Associates, Inc.	1.18%	15.98%	10.67%	7.06%
US Fund Large Growth	MassMutual Disciplined Growth Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Wellington Management Company LLP	1.08%	39.01%	15.96%	12.23%
US Fund Large Value	MassMutual Diversified Value Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Brandywine Global Investment Mgmt, LLC	1.06%	8.94%	11.12%	8.34%
US Fund Large Blend	MassMutual Equity Opportunities Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Wellington Management Company LLP; T. Rowe Price Associates, Inc.	1.20%	10.29%	12.57%	9.91%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	MassMutual Fundamental Value Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Barrow Hanley Mewhinney & Strauss LLC; Boston Partners Global Investors, Inc	1.13%	11.17%	11.45%	7.83%
US Fund Global Large- Stock Growth	MassMutual Global Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	1.37%	33.75%	11.59%	7.84%
US Fund Large Growth	MassMutual Growth Opportunities Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Sands Capital Management, LLC ;Jackson Square Partners, LLC	1.30%	47.35%	12.09%	9.69%
US Fund Foreign Large Blend	MassMutual International Equity Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: Thompson, Siegel & Walmsley LLC; Wellington Management Company LLP	1.50%	11.15%	9.15%	3.78%
US Fund Large Blend	MassMutual Main Street Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	1.34%	22.17%	13.08%	9.54%
US Fund Mid-Cap Growth	MassMutual Mid Cap Growth Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.; Frontier Capital Management Company, LLC; T. Rowe Price Investment Management,Inc.	1.11%	19.03%	11.24%	9.85%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Blend	MassMutual Overseas Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: Harris Associates L.P.; Massachusetts Financial Services Company	1.24%	18.40%	9.13%	4.25%
US Fund Target-Date 2020	MassMutual RetireSMART by JPMorgan 2020 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.92%	10.94%	5.29%	4.16%
US Fund Target-Date 2020	MassMutual RetireSMART by JPMorgan 2020 Fund - Class SVC* (Closed to Contracts issued on or about 5/1/2014) Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.67%	11.23%	5.54%	4.42%
US Fund Target-Date 2025	MassMutual RetireSMART by JPMorgan 2025 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.92%	12.23%	6.51%	4.92%
US Fund Target-Date 2030	MassMutual RetireSMART by JPMorgan 2030 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.96%	13.89%	7.55%	5.47%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2030	MassMutual RetireSMART by JPMorgan 2030 Fund - Class SVC* (Closed to Contracts issued on or about 5/1/2014) Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.71%	14.15%	7.83%	5.75%
US Fund Target-Date 2035	MassMutual RetireSMART by JPMorgan 2035 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.99%	16.21%	8.58%	5.98%
US Fund Target-Date 2040	MassMutual RetireSMART by JPMorgan 2040 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.99%	17.56%	9.44%	6.36%
US Fund Target-Date 2045	MassMutual RetireSMART by JPMorgan 2045 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.98%	18.48%	10.10%	6.68%
US Fund Target-Date 2050	MassMutual RetireSMART by JPMorgan 2050 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.98%	18.84%	10.13%	6.84%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2055	MassMutual RetireSMART by JPMorgan 2055 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.97%	18.88%	10.15%	6.88%
US Fund Target-Date 2060	MassMutual RetireSMART by JPMorgan 2060 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.97%	18.75%	10.14%	8.14%
US Fund Target-Date Retirement	MassMutual RetireSMART by JPMorgan in Retirement Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.94%	10.94%	4.92%	3.46%
US Fund Target-Date Retirement	MassMutual RetireSMART by JPMorgan in Retirement Fund - Class SVC* (Closed to Contracts issued on or about 5/1/2014) Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.69%	11.14%	5.19%	3.72%
US Fund Target-Date 2000-2010	MassMutual Select T. Rowe Price Retirement 2005 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.99%	11.26%	5.43%	3.98%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2000-2010	MassMutual Select T. Rowe Price Retirement 2010 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.99%	11.83%	5.90%	4.29%
US Fund Target-Date 2015	MassMutual Select T. Rowe Price Retirement 2015 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.01%	12.37%	6.43%	4.59%
US Fund Target-Date 2020	MassMutual Select T. Rowe Price Retirement 2020 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.03%	12.94%	7.07%	4.92%
US Fund Target-Date 2025	MassMutual Select T. Rowe Price Retirement 2025 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.05%	13.92%	7.85%	5.37%
US Fund Target-Date 2030	MassMutual Select T. Rowe Price Retirement 2030 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.08%	15.70%	8.65%	5.87%
US Fund Target-Date 2035	MassMutual Select T. Rowe Price Retirement 2035 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.09%	17.56%	9.46%	6.38%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2040	MassMutual Select T. Rowe Price Retirement 2040 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.10%	18.99%	10.12%	6.81%
US Fund Target-Date 2045	MassMutual Select T. Rowe Price Retirement 2045 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.12%	19.90%	10.58%	7.12%
US Fund Target-Date 2050	MassMutual Select T. Rowe Price Retirement 2050 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.13%	20.18%	10.64%	7.17%
US Fund Target-Date 2055	MassMutual Select T. Rowe Price Retirement 2055 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.14%	20.25%	10.62%	7.15%
US Fund Target-Date 2060	MassMutual Select T. Rowe Price Retirement 2060 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.14%	20.23%	10.62%	7.15%
US Fund Moderately Conservative Allocation	MassMutual Select T. Rowe Price Retirement Balanced Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.99%	10.73%	5.60%	4.09%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Short-Term Bond	MassMutual Short-Duration Bond Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: Barings LLC; Baring International Investment Ltd	0.91%	6.30%	0.67%	1.09%
US Fund Small Growth	MassMutual Small Cap Growth Equity Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Wellington Management Company LLP; Invesco Advisers, Inc.	1.32%	16.45%	12.24%	8.72%
US Fund Small Blend	MassMutual Small Cap Opportunities Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	1.10%	17.54%	12.61%	8.56%
US Fund Small Value	MassMutual Small Company Value Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: AllianceBernstein L.P.; American Century Investment Management	1.31%	9.92%	9.70%	5.95%
US Fund Intermediate Core-Plus Bond	MassMutual Strategic Bond Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Brandywine Global Investment Mgmt, LLC; Western Asset Management Company, LLC; Western Asset Management CO LTD	1.01%	6.12%	1.23%	2.02%
US Fund Diversified Emerging Mkts	MassMutual Strategic Emerging Markets Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	1.60%	9.63%	1.72%	0.97%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core-Plus Bond	MassMutual Total Return Bond Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: Metropolitan West Asset Management, LLC.	0.78%	5.25%	0.88%	1.34%
US Fund Large Blend	MFS® Core Equity Fund - Class R3* (Closed to Contracts issued on or about 5/1/2009) Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.91%	22.87%	14.90%	11.38%
US Fund Intermediate Government	MFS® Government Securities Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.76%	3.95%	0.11%	0.81%
US Fund Large Growth	MFS® Growth Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.85%	35.79%	15.71%	12.65%
US Fund Foreign Large Growth	MFS® International Intrinsic Value Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	1.03%	17.60%	8.47%	6.84%
US Fund Foreign Small/Mid Growth	MFS® International New Discovery Fund - Class R3* (Closed to Contracts issued on or about 9/1/2006) Adviser: Massachusetts Financial Services Company Subadviser: N/A	1.31%	12.77%	5.19%	4.22%
US Fund Small Growth	MFS® New Discovery Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	1.29%	13.97%	10.52%	7.23%
US Fund Foreign Large Blend	MFS® Research International Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	1.04%	13.10%	8.45%	4.04%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Technology	MFS® Technology Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	1.14%	53.89%	17.15%	15.12%
US Fund Intermediate Core-Plus Bond	MFS® Total Return Bond Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.70%	6.95%	1.61%	1.88%
US Fund Moderate Allocation	MFS® Total Return Fund - Class R3 Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.73%	10.29%	8.41%	6.39%
US Fund Utilities	MFS® Utilities Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	1.02%	-2.22%	8.16%	6.23%
US Fund Large Value	MFS® Value Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.79%	7.92%	11.24%	8.41%
US Fund Large Blend	MM S&P 500® Index Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Northern Trust Investments Inc	0.64%	25.48%	15.00%	11.35%
US Fund Large Blend	Neuberger Berman Sustainable Equity Fund - Class A Adviser: Neuberger Berman Investment Advisers LLC Subadviser: N/A	1.06%	26.53%	13.64%	9.77%
US Fund Small Blend	North Square Spectrum Alpha Fund - Class A Adviser: North Square Investments, LLC Subadviser: NSI Retail Advisors, LLC	2.26%	24.70%	9.77%	6.01%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	Nuveen Dividend Growth Fund - Class A Adviser: Nuveen Fund Advisors, LLC. Subadviser: Nuveen Asset Management, LLC	0.92%	14.79%	13.61%	10.20%
US Fund Foreign Large Value	Nuveen International Value Fund - Class A* Adviser: Nuveen Fund Advisors, LLC. Subadviser: Nuveen Asset Management, LLC	1.15%	20.31%	8.46%	3.51%
US Fund Moderate Allocation	Oakmark Equity and Income Fund - Investor Class Adviser: Harris Associates L.P. Subadviser: N/A	0.86%	17.34%	10.00%	6.70%
US Fund Large Growth	PGIM Jennison Focused Growth Fund - Class A* Adviser: PGIM Investments LLC Subadviser: Jennison Associates LLC	1.05%	52.29%	16.06%	13.00%
US Fund Mid-Cap Growth	PGIM Jennison Mid-Cap Growth Fund, Inc. - Class A Adviser: PGIM Investments LLC Subadviser: Jennison Associates LLC	1.07%	20.18%	14.66%	9.36%
US Fund Natural Resources	PGIM Jennison Natural Resources Fund, Inc. - Class A Adviser: PGIM Investments LLC Subadviser: Jennison Associates LLC	1.27%	-2.18%	14.95%	1.43%
US Fund Emerging Markets Bond	PIMCO Emerging Markets Bond Fund - Class A Adviser: Pacific Investment Management Company, LLC Subadviser: N/A	1.30%	11.68%	1.99%	2.62%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Inflation- Protected Bond	PIMCO Real Return Fund - Class A Adviser: Pacific Investment Management Company, LLC Subadviser: N/A	1.07%	3.33%	2.87%	1.97%
US Fund Intermediate Core-Plus Bond	PIMCO Total Return ESG Fund - Admin Class Adviser: Pacific Investment Management Company, LLC Subadviser: N/A	0.86%	5.53%	0.70%	1.37%
US Fund Intermediate Core-Plus Bond	PIMCO Total Return Fund - Class A Adviser: Pacific Investment Management Company, LLC Subadviser: N/A	0.83%	5.94%	0.97%	1.57%
US Fund Large Value	Pioneer Equity Income Fund - Class A Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.02%	7.00%	9.32%	8.19%
US Fund Large Blend	Pioneer Fund - Class A Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	0.93%	28.32%	16.73%	12.05%
US Fund Large Growth	Pioneer Fundamental Growth Fund - Class A Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.02%	32.48%	17.38%	13.00%
US Fund Global Large- Stock Value	Pioneer Global Sustainable Equity Fund - Class A* Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.15%	16.24%	13.70%	8.49%
US Fund High Yield Bond	Pioneer High Yield Fund - Class A* Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.11%	10.44%	4.13%	3.28%
US Fund Mid-Cap Value	Pioneer Mid Cap Value Fund - Class A Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.19%	12.16%	12.46%	7.35%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Growth	Pioneer Select Mid Cap Growth Fund - Class A (Closed to Contracts issued on or about 9/1/2009) Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.03%	18.06%	10.46%	8.58%
US Fund Multisector Bond	Pioneer Strategic Income Fund - Class A Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.11%	7.76%	2.61%	2.67%
US Fund Large Blend	Putnam Core Equity Fund - Class A Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited	0.99%	27.68%	16.74%	11.87%
US Fund Foreign Small/Mid Blend	Putnam International Capital Opportunities Fund - Class A Adviser: Putnam Investment Management, LLC Subadviser: The Putnam Advisory Company, LLC; Putnam Investments Limited	1.58%	15.22%	8.38%	3.75%
US Fund Large Value	Putnam Large Cap Value Fund - Class A Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited	0.90%	15.40%	14.30%	10.12%
US Fund Small Growth	Putnam Small Cap Growth Fund - Class A Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited	1.25%	22.87%	15.43%	9.94%
US Fund Large Growth	Putnam Sustainable Leaders Fund - Class A Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited	0.92%	26.25%	15.97%	12.54%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Value	Royce Small-Cap Total Return Fund - Service Class* Adviser: Royce & Associates, LP Subadviser: N/A	1.53%	23.85%	11.36%	7.11%
US Fund Small Value	Royce Small-Cap Value Fund - Service Class* Adviser: Royce & Associates, LP Subadviser: N/A	1.49%	26.08%	9.96%	5.34%
US Fund Moderate Allocation	Russell LifePoints® Balanced Strategy Fund - Class R4* Adviser: Russell Investment Management, LLC Subadviser: N/A	1.18%	14.19%	5.26%	4.02%
US Fund Conservative Allocation	Russell LifePoints® Conservative Strategy Fund - Class R4* Adviser: Russell Investment Management, LLC Subadviser: N/A	0.92%	7.94%	2.06%	2.09%
US Fund Moderately Aggressive Allocation	Russell LifePoints® Equity Growth Strategy Fund - Class R4* Adviser: Russell Investment Management, LLC Subadviser: N/A	1.17%	19.02%	8.10%	5.47%
US Fund Moderately Aggressive Allocation	Russell LifePoints® Growth Strategy Fund - Class R4* Adviser: Russell Investment Management, LLC Subadviser: N/A	1.18%	17.42%	7.28%	5.06%
US Fund Moderately Conservative Allocation	Russell LifePoints® Moderate Strategy Fund - Class R4* Adviser: Russell Investment Management, LLC Subadviser: N/A	1.01%	11.01%	3.15%	2.94%
US Fund Large Value	T. Rowe Price Equity Income Fund - Class R Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.23%	9.06%	10.69%	7.38%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	T. Rowe Price Growth Stock Fund - Class R Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.18%	44.52%	12.74%	11.13%
US Fund Target-Date 2000-2010	T. Rowe Price Retirement 2010 Fund - R Class Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	0.99%	11.85%	5.91%	4.56%
US Fund Target-Date 2015	T. Rowe Price Retirement 2015 Fund - R Class Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.00%	12.34%	6.48%	5.01%
US Fund Target-Date 2020	T. Rowe Price Retirement 2020 Fund - R Class Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.03%	12.92%	7.11%	5.52%
US Fund Target-Date 2025	T. Rowe Price Retirement 2025 Fund - R Class Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.04%	13.97%	7.90%	6.05%
US Fund Target-Date 2030	T. Rowe Price Retirement 2030 Fund - R Class Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.07%	15.72%	8.70%	6.59%
US Fund Target-Date 2035	T. Rowe Price Retirement 2035 Fund - R Class Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.09%	17.58%	9.50%	7.05%
US Fund Target-Date 2040	T. Rowe Price Retirement 2040 Fund - R Class Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.10%	18.95%	10.14%	7.42%
US Fund Target-Date 2045	T. Rowe Price Retirement 2045 Fund - R Class Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.12%	19.89%	10.62%	7.67%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2050	T. Rowe Price Retirement 2050 Fund - R Class Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.13%	20.11%	10.68%	7.71%
US Fund Target-Date 2055	T. Rowe Price Retirement 2055 Fund - R Class Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.14%	20.14%	10.64%	7.67%
US Fund Target-Date 2060	T. Rowe Price Retirement 2060 Fund - R Class Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.14%	20.22%	10.65%	8.13%
US Fund Moderately Conservative Allocation	T. Rowe Price Retirement Balanced Fund - R Class Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	0.99%	10.86%	5.64%	4.16%
US Fund Diversified Emerging Mkts	Templeton Developing Markets Trust - Class A* Adviser: Templeton Asset Management Ltd. Subadviser: Franklin Templeton Inv Mgmt Ltd	1.39%	12.33%	4.30%	2.35%
US Fund Foreign Large Value	Templeton Foreign Fund - Class A* Adviser: Templeton Global Advisors Limited Subadviser: N/A	1.10%	19.95%	6.34%	2.27%
US Fund Global Bond	Templeton Global Bond Fund - Class A* Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.97%	2.43%	-2.57%	-0.62%
US Fund Global Large- Stock Blend	Templeton Growth Fund, Inc. - Class A Adviser: Templeton Global Advisors Limited Subadviser: Templeton Asset Management Ltd.	1.04%	20.98%	6.40%	3.22%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Blend	Thornburg International Equity Fund - Class R3* (Closed to Contracts issued on or about 5/1/2009) Adviser: Thornburg Investment Management Inc Subadviser: N/A	1.36%	15.45%	9.95%	4.47%
US Fund Foreign Large Blend	Thornburg International Equity Fund - Class R4* Adviser: Thornburg Investment Management Inc Subadviser: N/A	1.16%	15.70%	10.18%	4.68%
US Fund Mid-Cap Blend	Thornburg Small/Mid Cap Core Fund - Class R3* (Closed to Contracts issued on or about 5/1/2009) Adviser: Thornburg Investment Management Inc Subadviser: N/A	1.31%	13.19%	8.34%	7.42%
US Fund Mid-Cap Blend	Thornburg Small/Mid Cap Core Fund - Class R4* Adviser: Thornburg Investment Management Inc Subadviser: N/A	1.21%	13.32%	8.44%	7.52%
US Fund Mid-Cap Growth	Thornburg Small/Mid Cap Growth Fund - Class R3* (Closed to Contracts issued on or about 5/1/2009) Adviser: Thornburg Investment Management Inc Subadviser: N/A	1.46%	19.54%	6.45%	5.13%
US Fund Mid-Cap Growth	Thornburg Small/Mid Cap Growth Fund - Class R4* Adviser: Thornburg Investment Management Inc Subadviser: N/A	1.36%	19.68%	6.56%	5.24%
US Fund Intermediate Core Bond	TIAA-CREF Bond Index Fund - Retirement Class Adviser: Teachers Advisors LLC Subadviser: N/A	0.32%	5.48%	0.72%	1.44%
US Fund Large Blend	TIAA-CREF Equity Index Fund - Retirement Class Adviser: Teachers Advisors LLC Subadviser: N/A	0.30%	25.59%	14.84%	11.17%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	TIAA-CREF Large-Cap Growth Index Fund - Retirement Class Adviser: Teachers Advisors LLC Subadviser: N/A	0.30%	42.29%	19.14%	14.51%
US Fund Large Value	TIAA-CREF Large-Cap Value Index Fund - Retirement Class Adviser: Teachers Advisors LLC Subadviser: N/A	0.30%	11.15%	10.61%	8.09%
US Fund Mid-Cap Blend	Timothy Plan Large/Mid- Cap Value Fund - Class A* Adviser: Timothy Partners Ltd Subadviser: Westwood Management Corp	1.34%	13.20%	12.70%	8.67%
US Fund Global Allocation	UBS Global Allocation Fund - Class A* Adviser: UBS Asset Management (Americas) Inc Subadviser: N/A	1.31%	9.42%	5.75%	4.16%
US Fund Moderate Allocation	UBS U.S. Allocation Fund - Class A Adviser: UBS Asset Management (Americas) Inc Subadviser: N/A	1.01%	17.40%	10.62%	7.55%
US Fund Large Blend	Victory Diversified Stock Fund - Class A Adviser: Victory Capital Management Inc. Subadviser: N/A	1.07%	24.70%	15.13%	9.49%
US Fund Large Blend	Victory Special Value Fund - Class A Adviser: Victory Capital Management Inc. Subadviser: N/A	1.38%	24.38%	14.72%	8.78%
US Fund Mid-Cap Value	Victory Sycamore Established Value Fund - Class A Adviser: Victory Capital Management Inc. Subadviser: N/A	0.90%	9.95%	14.22%	10.62%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Value	Victory Sycamore Small Company Opportunity Fund - Class A Adviser: Victory Capital Management Inc. Subadviser: N/A	1.25%	11.05%	11.30%	9.09%
US Fund Mid-Cap Growth	Victory Munder Mid-Cap Core Growth Fund - Class A Adviser: Victory Capital Management Inc. Subadviser: N/A	1.28%	14.28%	11.30%	7.45%
US Fund Large Value	Virtus Ceredex Large-Cap Value Equity Fund - Class A Adviser: Virtus Fund Advisers, LLC Subadviser: Ceredex Value Advisors LLC	1.24%	14.57%	10.67%	7.63%
US Fund Mid-Cap Value	Virtus Ceredex Mid-Cap Value Equity Fund - Class A Adviser: Virtus Fund Advisers, LLC Subadviser: Ceredex Value Advisors LLC	1.28%	10.63%	9.80%	7.33%
US Fund Small Blend	Virtus Ceredex Small-Cap Value Equity Fund - Class A Adviser: Virtus Fund Advisers, LLC Subadviser: Ceredex Value Advisors LLC	1.46%	14.30%	8.94%	6.13%
US Fund Large Value	Virtus NFJ Dividend Value Fund - Class A Adviser: Virtus Investment Advisers, Inc. Subadviser: NFJ Investment Group LLC - Dallas	1.04%	19.14%	9.94%	6.85%
US Fund Foreign Large Value	Virtus NFJ International Value Fund - Class A* Adviser: Virtus Investment Advisers, Inc. Subadviser: NFJ Investment Group LLC - Dallas	1.30%	10.33%	5.39%	0.24%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Value	Virtus NFJ Small-Cap Value Fund - Class A* Adviser: Virtus Investment Advisers, Inc. Subadviser: NFJ Investment Group LLC - Dallas	1.17%	23.00%	8.70%	4.40%

Portfolio Company Objective [Text Block]	UNDERLYINGFUND TYPE
Temporary Fee Reductions, Current Expenses [Text Block]	Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.
Premier Solutions Standard (Series A) | NotaShortTermInvestmentMember
Prospectus:
Principal Risk [Text Block]	Not a Short Term Investment Vehicle. The Contract is designed for retirement savings or other long-term purposes. It is not appropriate for investors who need ready access to cash.
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Prospectus:
Principal Risk [Text Block]	Risks Associated with Underlying Funds. The value of your investment and any returns will depend on the performance of the Underlying Fund(s) you select. You bear the risk of any decline in your Participant Account value resulting from the Underlying Fund(s)’ performance.
Premier Solutions Standard (Series A) | CompanysClaimsPayingAbilityMember
Prospectus:
Principal Risk [Text Block]	Company’s Claims Paying Ability. Guarantees and benefits provided by the Talcott Resolution are subject to the financial strength and claims paying ability of the company. If the Talcott experiences financial difficulty, it may not be able to make guaranteed payments that exceed the assets in the Separate Account.
Premier Solutions Standard (Series A) | DeductionThirdPartyAdvisoryFeesMember
Prospectus:
Principal Risk [Text Block]	Deduction of Third-Party Advisory Fees. Risks relating to the deduction of advisory fees will reduce your Participant Account Value and subject to state and federal income tax, as well as a 10% federal penalty tax if the Participant is under age 59 1/2.
Premier Solutions Standard (Series A) | LimitationsonSurrendersandWithdrawalsMember
Prospectus:
Principal Risk [Text Block]	Limitations on Surrenders and Withdrawals. During the first five Contract Years we will deduct a Contingent Deferred Surrender Charge if you surrender or take a withdrawal from the Contract. You should purchase the Contract only if you have the ability to keep it in force for a substantial period of time.
Premier Solutions Standard (Series A) | ContractSuspensionMember
Prospectus:
Principal Risk [Text Block]	Contract Suspension. The Contract may be suspended where new Contributions and new Participant Accounts may be prohibited.
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Prospectus:
Principal Risk [Text Block]	Tax Consequences. Withdrawals are generally taxable as ordinary income. Withdrawals before age 59 1∕2 may be subject to a tax penalty.
Premier Solutions Standard (Series A) | CyberSecurityandBusinessContinuityRiskMember
Prospectus:
Principal Risk [Text Block]	Cyber Security and Business Continuity Risk. Our business is highly dependent upon the effective operation of our computer systems and those of our business partners and service providers. Our business is therefore vulnerable to disruptions from utility outages and susceptible to operational and information security risks resulting from system failures and cybersecurity incidents. These risks include, among other things, the theft, misuse, corruption and destruction of electronic data, interference with or denial of service, attacks on systems or websites and other operational disruptions that could severely impede our ability to conduct our business and administer the Contract. Financial services companies and their third-party service providers are increasingly the targets of cyber-attacks involving the encryption of data (e.g., ransomware), disruptions in communications (e.g., denial of service), or unauthorized access to or release of personal or confidential information. In 2023, we were notified of a data security incident involving the MOVEit file transfer system used by numerous financial services companies. A third-party vendor uses that software on our behalf to, among other things, identify the deaths of insured persons and annuitants under life insurance policies and annuity contracts. We notified affected customers as required by law, and we continue to assess and investigate the overall impact of the incident. The techniques used to attack systems and networks change frequently, are becoming more sophisticated, and can originate from a wide variety of sources. The use of remote or flexible work arrangements, remote access tools, and mobile technology has expanded potential targets for cyber-attack. System failures and cybersecurity incidents may adversely affect you and/or your Contract. For instance, a cyber-attack may interfere with our ability to process Contract transactions or calculate Contract values, including Accumulation Unit values, or could result in the release of confidential customer information. Such events could also adversely affect us, as they may result in regulatory fines, financial losses and reputational damage. Cybersecurity incidents may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. Although we take efforts to protect our systems from cybersecurity incidents, there can be no assurance that we or our service providers or the underlying funds will be able to avoid cybersecurity incidents affecting Contract owners in the future. It is possible that a cybersecurity incident could persist for an extended period of time without detection. We are also exposed to risks related to natural and man-made disasters, and other severe events, such as storms, public health crises, terrorist acts, and military actions, any of which could adversely affect our business operations. While we have a business continuity plan and have taken precautions, we cannot assure you that severe events will not result in interruptions to our business operations, particularly if such events affect our computer systems or result in a significant number of our employees becoming unavailable. Interruptions to our business operations may impair our ability to effectively administer the Contract, including our ability to process orders and calculate Contract values. Additionally, our third-party service providers and other third-parties related to our business (such as financial intermediaries or underlying funds) are subject to similar risks. Successful implementation and execution of their business continuity policies and procedures are largely beyond our control. Disruptions to their business operations may impair our own business operations.Cybersecurity incidents may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. Although we take efforts to protect our systems from cybersecurity incidents, there can be no assurance that we or our service providers or the underlying funds will be able to avoid cybersecurity incidents affecting Contract owners in the future. It is possible that a cybersecurity incident could persist for an extended period of time without detection. We are also exposed to risks related to natural and man-made disasters, and other severe events, such as storms, public health crises, terrorist acts, and military actions, any of which could adversely affect our business operations. While we have a business continuity plan and have taken precautions, we cannot assure you that severe events will not result in interruptions to our business operations, particularly if such events affect our computer systems or result in a significant number of our employees becoming unavailable. Interruptions to our business operations may impair our ability to effectively administer the Contract, including our ability to process orders and calculate Contract values. Additionally, our third-party service providers and other third-parties related to our business (such as financial intermediaries or underlying funds) are subject to similar risks. Successful implementation and execution of their business continuity policies and procedures are largely beyond our control. Disruptions to their business operations may impair our own business operations.
Premier Solutions Standard (Series A) | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	You can lose money by investing in this Contract, including loss of principal and prior credited earnings.
Premier Solutions Standard (Series A) | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	The Contract is designed as a long-term accumulation Investment for retirement savings. It is not designed for short term investment and is not appropriate for an investor who needs ready access to cash.
Premier Solutions Standard (Series A) | Investment Options Risk [Member]
Prospectus:
Risk [Text Block]	•An investment in this Contract is subject to the risk of poor investment performance of the Underlying Funds available under the Contract.•Each Underlying Fund has its own unique risks.•You should review the prospectus for each Underlying Fund before making an investment decision.
Premier Solutions Standard (Series A) | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	Any obligations, guarantees, and benefits of the Contract are subject to the claims- paying ability of the Talcott Resolution. If Talcott Resolution experiences financial distress, it may not be able to meet its obligations to you. More information about Talcott Resolution, including its financial strength ratings, is available upon request. You may make such request by calling 844-804-8989 or visiting https://www.talcottresolution.com
Premier Solutions Standard (Series A) | AmericanCenturyEquityIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	American Century Equity Income Fund - Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	3.64%
Average Annual Total Returns, 5 Years [Percent]	7.80%
Average Annual Total Returns, 10 Years [Percent]	7.72%
Premier Solutions Standard (Series A) | AmericanCenturySmallCompanyFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	American Century Small Company Fund - Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	20.99%
Average Annual Total Returns, 5 Years [Percent]	9.69%
Average Annual Total Returns, 10 Years [Percent]	5.77%
Premier Solutions Standard (Series A) | AmericanCenturyUSGovernmentMoneyMarketFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Money Market - Taxable
Portfolio Company Name [Text Block]	American Century U.S. Government Money Market Fund - Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	4.40%
Average Annual Total Returns, 5 Years [Percent]	1.44%
Average Annual Total Returns, 10 Years [Percent]	1.10%
Premier Solutions Standard (Series A) | AmericanFundsNewWorldFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Diversified Emerging Mkts
Portfolio Company Name [Text Block]	American Funds New World Fund® - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.22%
Average Annual Total Returns, 1 Year [Percent]	15.47%
Average Annual Total Returns, 5 Years [Percent]	8.21%
Average Annual Total Returns, 10 Years [Percent]	4.82%
Premier Solutions Standard (Series A) | CalvertEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Calvert Equity Fund - Class A
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Portfolio Company Subadviser [Text Block]	Atlanta Capital Management Company,LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	17.93%
Average Annual Total Returns, 5 Years [Percent]	16.27%
Average Annual Total Returns, 10 Years [Percent]	12.70%
Premier Solutions Standard (Series A) | DelawareIvySmallCapGrowthFundClassYMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	Delaware Ivy Small Cap Growth Fund - Class Y*
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	13.34%
Average Annual Total Returns, 5 Years [Percent]	7.89%
Average Annual Total Returns, 10 Years [Percent]	7.14%
Premier Solutions Standard (Series A) | FranklinMutualGlobalDiscoveryFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Value
Portfolio Company Name [Text Block]	Franklin Mutual Global Discovery Fund - Class A*
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	1.21%
Average Annual Total Returns, 1 Year [Percent]	20.27%
Average Annual Total Returns, 5 Years [Percent]	10.11%
Average Annual Total Returns, 10 Years [Percent]	6.04%
Premier Solutions Standard (Series A) | InvescoEquityandIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Moderately Aggressive Allocation
Portfolio Company Name [Text Block]	Invesco Equity and Income Fund - Class A*
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	9.99%
Average Annual Total Returns, 5 Years [Percent]	9.61%
Average Annual Total Returns, 10 Years [Percent]	6.84%
Premier Solutions Standard (Series A) | InvescoGlobalOpportunitiesFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Small/Mid Stock
Portfolio Company Name [Text Block]	Invesco Global Opportunities Fund - Class A*
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	17.34%
Average Annual Total Returns, 5 Years [Percent]	4.11%
Average Annual Total Returns, 10 Years [Percent]	6.41%
Premier Solutions Standard (Series A) | InvescoIntermediateBondFactorFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core Bond
Portfolio Company Name [Text Block]	Invesco Intermediate Bond Factor Fund - Class A*
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.52%
Average Annual Total Returns, 1 Year [Percent]	6.28%
Average Annual Total Returns, 5 Years [Percent]	1.69%
Average Annual Total Returns, 10 Years [Percent]	2.01%
Premier Solutions Standard (Series A) | MassMutualGlobalFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Growth
Portfolio Company Name [Text Block]	MassMutual Global Fund - Class R4
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.37%
Average Annual Total Returns, 1 Year [Percent]	33.75%
Average Annual Total Returns, 5 Years [Percent]	11.59%
Average Annual Total Returns, 10 Years [Percent]	7.84%
Premier Solutions Standard (Series A) | MassMutualInternationalEquityFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	MassMutual International Equity Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Thompson, Siegel & Walmsley LLC; Wellington Management Company LLP
Current Expenses [Percent]	1.50%
Average Annual Total Returns, 1 Year [Percent]	11.15%
Average Annual Total Returns, 5 Years [Percent]	9.15%
Average Annual Total Returns, 10 Years [Percent]	3.78%
Premier Solutions Standard (Series A) | MassMutualMainStreetFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	MassMutual Main Street Fund - Class R4
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.34%
Average Annual Total Returns, 1 Year [Percent]	22.17%
Average Annual Total Returns, 5 Years [Percent]	13.08%
Average Annual Total Returns, 10 Years [Percent]	9.54%
Premier Solutions Standard (Series A) | MassMutualShortDurationBondFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Short-Term Bond
Portfolio Company Name [Text Block]	MassMutual Short-Duration Bond Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Barings LLC; Baring International Investment Ltd
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	6.30%
Average Annual Total Returns, 5 Years [Percent]	0.67%
Average Annual Total Returns, 10 Years [Percent]	1.09%
Premier Solutions Standard (Series A) | MassMutualSmallCapGrowthEquityFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	MassMutual Small Cap Growth Equity Fund - Class R4
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP; Invesco Advisers, Inc.
Current Expenses [Percent]	1.32%
Average Annual Total Returns, 1 Year [Percent]	16.45%
Average Annual Total Returns, 5 Years [Percent]	12.24%
Average Annual Total Returns, 10 Years [Percent]	8.72%
Premier Solutions Standard (Series A) | MassMutualSmallCapOpportunitiesFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	MassMutual Small Cap Opportunities Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	17.54%
Average Annual Total Returns, 5 Years [Percent]	12.61%
Average Annual Total Returns, 10 Years [Percent]	8.56%
Premier Solutions Standard (Series A) | MassMutualSmallCompanyValueFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	MassMutual Small Company Value Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.; American Century Investment Management
Current Expenses [Percent]	1.31%
Average Annual Total Returns, 1 Year [Percent]	9.92%
Average Annual Total Returns, 5 Years [Percent]	9.70%
Average Annual Total Returns, 10 Years [Percent]	5.95%
Premier Solutions Standard (Series A) | MassMutualSrategicEmergingMarketsFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Diversified Emerging Mkts
Portfolio Company Name [Text Block]	MassMutual Strategic Emerging Markets Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.60%
Average Annual Total Returns, 1 Year [Percent]	9.63%
Average Annual Total Returns, 5 Years [Percent]	1.72%
Average Annual Total Returns, 10 Years [Percent]	0.97%
Premier Solutions Standard (Series A) | OakmarkEquityandIncomeFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Moderate Allocation
Portfolio Company Name [Text Block]	Oakmark Equity and Income Fund - Investor Class
Portfolio Company Adviser [Text Block]	Harris Associates L.P.
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	17.34%
Average Annual Total Returns, 5 Years [Percent]	10.00%
Average Annual Total Returns, 10 Years [Percent]	6.70%
Premier Solutions Standard (Series A) | PIMCOTotalReturnESGFundAdminClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	PIMCO Total Return ESG Fund - Admin Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	5.53%
Average Annual Total Returns, 5 Years [Percent]	0.70%
Average Annual Total Returns, 10 Years [Percent]	1.37%
Premier Solutions Standard (Series A) | TempletonForeignFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Value
Portfolio Company Name [Text Block]	Templeton Foreign Fund - Class A*
Portfolio Company Adviser [Text Block]	Templeton Global Advisors Limited
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	19.95%
Average Annual Total Returns, 5 Years [Percent]	6.34%
Average Annual Total Returns, 10 Years [Percent]	2.27%
Premier Solutions Standard (Series A) | EmpowerModeratelyAggressiveProfileFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Moderately Aggressive Allocation
Portfolio Company Name [Text Block]	Empower Moderately Aggressive Profile Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	13.60%
Average Annual Total Returns, 5 Years [Percent]	8.69%
Average Annual Total Returns, 10 Years [Percent]	6.51%
Premier Solutions Standard (Series A) | ABDiscoveryGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	AB Discovery Growth Fund - Class A*
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	18.72%
Average Annual Total Returns, 5 Years [Percent]	10.83%
Average Annual Total Returns, 10 Years [Percent]	8.49%
Premier Solutions Standard (Series A) | ABDiscoveryValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	AB Discovery Value Fund - Class A
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	14.77%
Average Annual Total Returns, 5 Years [Percent]	10.57%
Average Annual Total Returns, 10 Years [Percent]	7.36%
Premier Solutions Standard (Series A) | ABGlobalBondFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Bond-USD Hedged
Portfolio Company Name [Text Block]	AB Global Bond Fund - Class A
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	6.83%
Average Annual Total Returns, 5 Years [Percent]	0.88%
Average Annual Total Returns, 10 Years [Percent]	1.98%
Premier Solutions Standard (Series A) | ABGlobalRiskAllocationFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Tactical Allocation
Portfolio Company Name [Text Block]	AB Global Risk Allocation Fund - Class A*
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.42%
Average Annual Total Returns, 1 Year [Percent]	6.41%
Average Annual Total Returns, 5 Years [Percent]	6.87%
Average Annual Total Returns, 10 Years [Percent]	4.75%
Premier Solutions Standard (Series A) | ABGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	AB Growth Fund - Class A
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	37.49%
Average Annual Total Returns, 5 Years [Percent]	15.86%
Average Annual Total Returns, 10 Years [Percent]	13.70%
Premier Solutions Standard (Series A) | ABHighIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund High Yield Bond
Portfolio Company Name [Text Block]	AB High Income Fund - Class A
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	14.33%
Average Annual Total Returns, 5 Years [Percent]	4.35%
Average Annual Total Returns, 10 Years [Percent]	3.69%
Premier Solutions Standard (Series A) | ABInternationalValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Value
Portfolio Company Name [Text Block]	AB International Value Fund - Class A*
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	15.23%
Average Annual Total Returns, 5 Years [Percent]	6.44%
Average Annual Total Returns, 10 Years [Percent]	2.33%
Premier Solutions Standard (Series A) | ABRelativeValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	AB Relative Value Fund - Class A* (Closed to Contracts issued on or about 6/13/2008)
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	11.74%
Average Annual Total Returns, 5 Years [Percent]	11.76%
Average Annual Total Returns, 10 Years [Percent]	9.22%
Premier Solutions Standard (Series A) | ABSustainableInternationalThematicFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	AB Sustainable International Thematic Fund - Class A
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	13.09%
Average Annual Total Returns, 5 Years [Percent]	8.02%
Average Annual Total Returns, 10 Years [Percent]	3.89%
Premier Solutions Standard (Series A) | ABValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	AB Value Fund - Class A
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	18.79%
Average Annual Total Returns, 5 Years [Percent]	11.37%
Average Annual Total Returns, 10 Years [Percent]	6.70%
Premier Solutions Standard (Series A) | AlgerCapitalAppreciationInstitutionalFundClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Alger Capital Appreciation Institutional Fund - Class I
Portfolio Company Adviser [Text Block]	Fred Alger Management, LLC
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	42.88%
Average Annual Total Returns, 5 Years [Percent]	14.90%
Average Annual Total Returns, 10 Years [Percent]	12.14%
Premier Solutions Standard (Series A) | AlgerMidCapGrowthInstitutionalFundClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Alger Mid Cap Growth Institutional Fund - Class I*
Portfolio Company Adviser [Text Block]	Fred Alger Management, LLC
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	22.68%
Average Annual Total Returns, 5 Years [Percent]	12.04%
Average Annual Total Returns, 10 Years [Percent]	8.73%
Premier Solutions Standard (Series A) | AlgerSmallCapGrowthInstitutionalFundClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	Alger Small Cap Growth Institutional Fund - Class I
Portfolio Company Adviser [Text Block]	Fred Alger Management, LLC
Current Expenses [Percent]	1.38%
Average Annual Total Returns, 1 Year [Percent]	14.83%
Average Annual Total Returns, 5 Years [Percent]	7.63%
Average Annual Total Returns, 10 Years [Percent]	6.72%
Premier Solutions Standard (Series A) | AllspringAssetAllocationFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Moderate Allocation
Portfolio Company Name [Text Block]	Allspring Asset Allocation Fund - Class A*
Portfolio Company Adviser [Text Block]	Allspring Funds Management, LLC
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	14.32%
Average Annual Total Returns, 5 Years [Percent]	8.19%
Average Annual Total Returns, 10 Years [Percent]	4.38%
Premier Solutions Standard (Series A) | AllspringCoreBondFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core Bond
Portfolio Company Name [Text Block]	Allspring Core Bond Fund - Class A*
Portfolio Company Adviser [Text Block]	Allspring Funds Management, LLC
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	5.62%
Average Annual Total Returns, 5 Years [Percent]	0.91%
Average Annual Total Returns, 10 Years [Percent]	1.53%
Premier Solutions Standard (Series A) | AllspringEmergingMarketsEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Diversified Emerging Mkts
Portfolio Company Name [Text Block]	Allspring Emerging Markets Equity Fund - Class A*
Portfolio Company Adviser [Text Block]	Allspring Funds Management, LLC
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Current Expenses [Percent]	1.43%
Average Annual Total Returns, 1 Year [Percent]	8.39%
Average Annual Total Returns, 5 Years [Percent]	3.34%
Average Annual Total Returns, 10 Years [Percent]	2.00%
Premier Solutions Standard (Series A) | AllspringInternationalEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Value
Portfolio Company Name [Text Block]	Allspring International Equity Fund - Class A*
Portfolio Company Adviser [Text Block]	Allspring Funds Management, LLC
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	15.56%
Average Annual Total Returns, 5 Years [Percent]	5.38%
Average Annual Total Returns, 10 Years [Percent]	3.05%
Premier Solutions Standard (Series A) | AllspringUtilityandTelecommunicationsFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Utilities
Portfolio Company Name [Text Block]	Allspring Utility and Telecommunications Fund - Class A*
Portfolio Company Adviser [Text Block]	Allspring Funds Management, LLC
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	(5.19%)
Average Annual Total Returns, 5 Years [Percent]	6.75%
Average Annual Total Returns, 10 Years [Percent]	6.95%
Premier Solutions Standard (Series A) | AmericanCenturyEquityGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	American Century Equity Growth Fund - Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	24.01%
Average Annual Total Returns, 5 Years [Percent]	11.97%
Average Annual Total Returns, 10 Years [Percent]	9.01%
Premier Solutions Standard (Series A) | AmericanCenturyFocusedLargeCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	American Century Focused Large Cap Value Fund - Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	5.69%
Average Annual Total Returns, 5 Years [Percent]	10.46%
Average Annual Total Returns, 10 Years [Percent]	7.59%
Premier Solutions Standard (Series A) | AmericanCenturyGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	American Century Growth Fund - Class A*
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	42.91%
Average Annual Total Returns, 5 Years [Percent]	17.76%
Average Annual Total Returns, 10 Years [Percent]	13.23%
Premier Solutions Standard (Series A) | AmericanCenturyHeritageFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	American Century Heritage Fund - Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	20.24%
Average Annual Total Returns, 5 Years [Percent]	12.92%
Average Annual Total Returns, 10 Years [Percent]	9.07%
Premier Solutions Standard (Series A) | AmericanCenturyInflationAdjustedBondFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Inflation-Protected Bond
Portfolio Company Name [Text Block]	American Century Inflation-Adjusted Bond Fund - Class A (Closed to Contracts issued on or about 6/13/2008)
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	2.82%
Average Annual Total Returns, 5 Years [Percent]	2.45%
Average Annual Total Returns, 10 Years [Percent]	1.66%
Premier Solutions Standard (Series A) | AmericanCenturyUltraFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	American Century Ultra®Fund - Class A* (Closed to Contracts issued on or about 6/13/2008)
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	42.96%
Average Annual Total Returns, 5 Years [Percent]	18.88%
Average Annual Total Returns, 10 Years [Percent]	14.26%
Premier Solutions Standard (Series A) | AmericanFundsAMCAPFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	American Funds AMCAP Fund® - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	30.59%
Average Annual Total Returns, 5 Years [Percent]	11.73%
Average Annual Total Returns, 10 Years [Percent]	9.72%
Premier Solutions Standard (Series A) | AmericanFundsAmericanBalancedFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Moderate Allocation
Portfolio Company Name [Text Block]	American Funds American Balanced Fund® - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	13.61%
Average Annual Total Returns, 5 Years [Percent]	8.55%
Average Annual Total Returns, 10 Years [Percent]	7.18%
Premier Solutions Standard (Series A) | AmericanFundsAmericanMutualFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	American Funds American Mutual Fund® - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	9.03%
Average Annual Total Returns, 5 Years [Percent]	10.36%
Average Annual Total Returns, 10 Years [Percent]	8.75%
Premier Solutions Standard (Series A) | AmericanFundsCapitalIncomeBuilderClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Allocation
Portfolio Company Name [Text Block]	American Funds Capital Income Builder® - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	8.62%
Average Annual Total Returns, 5 Years [Percent]	6.78%
Average Annual Total Returns, 10 Years [Percent]	4.83%
Premier Solutions Standard (Series A) | AmericanFundsCapitalWorldGrowthandIncomeFundSMClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Blend
Portfolio Company Name [Text Block]	American Funds Capital World Growth and Income FundSM - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	20.42%
Average Annual Total Returns, 5 Years [Percent]	10.30%
Average Annual Total Returns, 10 Years [Percent]	6.89%
Premier Solutions Standard (Series A) | AmericanFundsFundamentalInvestorsFundSMClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	American Funds Fundamental Investors FundSM - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	25.46%
Average Annual Total Returns, 5 Years [Percent]	13.13%
Average Annual Total Returns, 10 Years [Percent]	10.28%
Premier Solutions Standard (Series A) | AmericanFundsNewPerspectiveFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Growth
Portfolio Company Name [Text Block]	American Funds New Perspective Fund® - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	24.19%
Average Annual Total Returns, 5 Years [Percent]	13.16%
Average Annual Total Returns, 10 Years [Percent]	9.38%
Premier Solutions Standard (Series A) | AmericanFundsWashingtonMutualInvestorsFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	American Funds Washington Mutual Investors Fund - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	16.85%
Average Annual Total Returns, 5 Years [Percent]	12.89%
Average Annual Total Returns, 10 Years [Percent]	10.22%
Premier Solutions Standard (Series A) | AmericanFundsEuroPacificGrowthFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	American Funds EuroPacific Growth Fund® - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	15.29%
Average Annual Total Returns, 5 Years [Percent]	7.34%
Average Annual Total Returns, 10 Years [Percent]	4.22%
Premier Solutions Standard (Series A) | AmericanFundsTheBondFundofAmericaClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core Bond
Portfolio Company Name [Text Block]	American Funds The Bond Fund of America® - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	4.42%
Average Annual Total Returns, 5 Years [Percent]	1.31%
Average Annual Total Returns, 10 Years [Percent]	1.65%
Premier Solutions Standard (Series A) | AmericanFundsTheGrowthFundofAmericaClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	American Funds The Growth Fund of America® - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	36.76%
Average Annual Total Returns, 5 Years [Percent]	14.53%
Average Annual Total Returns, 10 Years [Percent]	11.48%
Premier Solutions Standard (Series A) | AmericanFundsTheIncomeFundofAmericaClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Moderately Aggressive Allocation
Portfolio Company Name [Text Block]	American Funds The Income Fund of America® - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	7.22%
Average Annual Total Returns, 5 Years [Percent]	7.71%
Average Annual Total Returns, 10 Years [Percent]	6.10%
Premier Solutions Standard (Series A) | AmericanFundsTheInvestmentCompanyofAmericaClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	American Funds The Investment Company of America® - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	28.04%
Average Annual Total Returns, 5 Years [Percent]	13.72%
Average Annual Total Returns, 10 Years [Percent]	10.22%
Premier Solutions Standard (Series A) | AmericanFundsTheNewEconomyFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Growth
Portfolio Company Name [Text Block]	American Funds The New Economy Fund® - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	28.70%
Average Annual Total Returns, 5 Years [Percent]	11.04%
Average Annual Total Returns, 10 Years [Percent]	9.01%
Premier Solutions Standard (Series A) | AMGGWandKSmallMidCapCoreFundClassNMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	AMG GW&K Small/Mid Cap Core Fund - Class N
Portfolio Company Adviser [Text Block]	AMG Funds LLC
Portfolio Company Subadviser [Text Block]	GW&K Investment Management, LLC
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	14.51%
Average Annual Total Returns, 5 Years [Percent]	13.62%
Average Annual Total Returns, 10 Years [Percent]	8.21%
Premier Solutions Standard (Series A) | AveMariaGrowthFundMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Ave Maria Growth Fund
Portfolio Company Adviser [Text Block]	Schwartz Investment Counsel Inc
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	30.29%
Average Annual Total Returns, 5 Years [Percent]	14.38%
Average Annual Total Returns, 10 Years [Percent]	11.12%
Premier Solutions Standard (Series A) | AveMariaRisingDividendFundMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Ave Maria Rising Dividend Fund
Portfolio Company Adviser [Text Block]	Schwartz Investment Counsel Inc
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	13.19%
Average Annual Total Returns, 5 Years [Percent]	12.79%
Average Annual Total Returns, 10 Years [Percent]	9.18%
Premier Solutions Standard (Series A) | AveMariaValueFundMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Ave Maria Value Fund
Portfolio Company Adviser [Text Block]	Schwartz Investment Counsel Inc
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	3.52%
Average Annual Total Returns, 5 Years [Percent]	11.55%
Average Annual Total Returns, 10 Years [Percent]	6.23%
Premier Solutions Standard (Series A) | BlackRockAdvantageLargeCapCoreFundInvestorASharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	BlackRock Advantage Large Cap Core Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	BlackRock Advisors LLC
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	25.28%
Average Annual Total Returns, 5 Years [Percent]	14.55%
Average Annual Total Returns, 10 Years [Percent]	10.79%
Premier Solutions Standard (Series A) | BlackRockAdvantageLargeCapGrowthFundInvestorASharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	BlackRock Advantage Large Cap Growth Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	BlackRock Advisors LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	39.37%
Average Annual Total Returns, 5 Years [Percent]	17.02%
Average Annual Total Returns, 10 Years [Percent]	11.40%
Premier Solutions Standard (Series A) | BlackRockAdvantageSmallCapGrowthFundInvestorASharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	BlackRock Advantage Small Cap Growth Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	BlackRock Advisors LLC
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	18.47%
Average Annual Total Returns, 5 Years [Percent]	10.23%
Average Annual Total Returns, 10 Years [Percent]	6.93%
Premier Solutions Standard (Series A) | BlackRockAdvantageSMIDCapFundIncInvestorASharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	BlackRock Advantage SMID Cap Fund, Inc. - Investor A Shares* (Closed to Contracts issued on or about 6/13/2008)
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	18.59%
Average Annual Total Returns, 5 Years [Percent]	11.46%
Average Annual Total Returns, 10 Years [Percent]	7.70%
Premier Solutions Standard (Series A) | BlackRockCapitalAppreciationFundIncInvestorASharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	BlackRock Capital Appreciation Fund, Inc. - Investor A Shares
Portfolio Company Adviser [Text Block]	BlackRock Advisors LLC
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	48.85%
Average Annual Total Returns, 5 Years [Percent]	15.58%
Average Annual Total Returns, 10 Years [Percent]	12.37%
Premier Solutions Standard (Series A) | BlackRockEquityDividendFundInvestorASharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	BlackRock Equity Dividend Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	BlackRock Advisors LLC
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	12.37%
Average Annual Total Returns, 5 Years [Percent]	11.26%
Average Annual Total Returns, 10 Years [Percent]	8.76%
Premier Solutions Standard (Series A) | BlackRockGlobalAllocationFundIncInvestorASharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Allocation
Portfolio Company Name [Text Block]	BlackRock Global Allocation Fund, Inc. - Investor A Shares*
Portfolio Company Adviser [Text Block]	BlackRock Advisors LLC
Portfolio Company Subadviser [Text Block]	BlackRock International Limited; BlackRock (Singapore) Limited
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	12.34%
Average Annual Total Returns, 5 Years [Percent]	7.29%
Average Annual Total Returns, 10 Years [Percent]	4.52%
Premier Solutions Standard (Series A) | BlackRockImpactMortgageFundInvestorASharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Government
Portfolio Company Name [Text Block]	BlackRock Impact Mortgage Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	BlackRock Advisors LLC
Portfolio Company Subadviser [Text Block]	BlackRock International Limited
Current Expenses [Percent]	1.84%
Average Annual Total Returns, 1 Year [Percent]	4.45%
Average Annual Total Returns, 5 Years [Percent]	0.18%
Average Annual Total Returns, 10 Years [Percent]	0.97%
Premier Solutions Standard (Series A) | BlackRockLifePathDynamic2030FundInvestorASharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2030
Portfolio Company Name [Text Block]	BlackRock LifePath®Dynamic 2030 Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock International Limited; BlackRock (Singapore) Limited
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	14.97%
Average Annual Total Returns, 5 Years [Percent]	8.06%
Average Annual Total Returns, 10 Years [Percent]	6.00%
Premier Solutions Standard (Series A) | BlackRockLifePathDynamic2040FundInvestorASharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2040
Portfolio Company Name [Text Block]	BlackRock LifePath®Dynamic 2040 Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock International Limited; BlackRock (Singapore) Limited
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	18.90%
Average Annual Total Returns, 5 Years [Percent]	10.16%
Average Annual Total Returns, 10 Years [Percent]	7.20%
Premier Solutions Standard (Series A) | BlackRockLifePathDynamicRetirementFundInvestorASharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date Retirement
Portfolio Company Name [Text Block]	BlackRock LifePath®Dynamic Retirement Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock International Limited; BlackRock (Singapore) Limited
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	12.00%
Average Annual Total Returns, 5 Years [Percent]	5.87%
Average Annual Total Returns, 10 Years [Percent]	4.45%
Premier Solutions Standard (Series A) | BlackRockMidCapValueFundInvestorASharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	BlackRock Mid Cap Value Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	BlackRock Advisors LLC
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	12.29%
Average Annual Total Returns, 5 Years [Percent]	13.37%
Average Annual Total Returns, 10 Years [Percent]	8.31%
Premier Solutions Standard (Series A) | BlackRockMidCapGrowthEquityPortfolioInvestorASharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	BlackRock Mid-Cap Growth Equity Portfolio - Investor A Shares*
Portfolio Company Adviser [Text Block]	BlackRock Advisors LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	27.93%
Average Annual Total Returns, 5 Years [Percent]	12.57%
Average Annual Total Returns, 10 Years [Percent]	11.19%
Premier Solutions Standard (Series A) | BlackRockSandP500IndexVIFundClassIIISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Insurance Large Blend
Portfolio Company Name [Text Block]	BlackRock S&P 500 Index V.I. Fund - Class III Shares
Portfolio Company Adviser [Text Block]	BlackRock Advisors LLC
Current Expenses [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	25.90%
Average Annual Total Returns, 5 Years [Percent]	15.26%
Average Annual Total Returns, 10 Years [Percent]	11.52%
Premier Solutions Standard (Series A) | BlackRockLifePathDynamic2025FundInvestorASharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2025
Portfolio Company Name [Text Block]	BlackRock LifePath®Dynamic 2025 Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock International Limited; BlackRock (Singapore) Limited
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	12.87%
Average Annual Total Returns, 5 Years [Percent]	6.79%
Average Annual Total Returns, 10 Years [Percent]	5.23%
Premier Solutions Standard (Series A) | BlackRockLifePathDynamic2035FundInvestorASharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2035
Portfolio Company Name [Text Block]	BlackRock LifePath®Dynamic 2035 Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock International Limited; BlackRock (Singapore) Limited
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	17.00%
Average Annual Total Returns, 5 Years [Percent]	9.12%
Average Annual Total Returns, 10 Years [Percent]	6.62%
Premier Solutions Standard (Series A) | BlackRockLifePathDynamic2045FundInvestorASharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2045
Portfolio Company Name [Text Block]	BlackRock LifePath®Dynamic 2045 Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock International Limited; BlackRock (Singapore) Limited
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	20.72%
Average Annual Total Returns, 5 Years [Percent]	10.82%
Average Annual Total Returns, 10 Years [Percent]	7.54%
Premier Solutions Standard (Series A) | BlackRockLifePathDynamic2050FundInvestorASharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2050
Portfolio Company Name [Text Block]	BlackRock LifePath®Dynamic 2050 Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock International Limited; BlackRock (Singapore) Limited
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	21.69%
Average Annual Total Returns, 5 Years [Percent]	10.93%
Average Annual Total Returns, 10 Years [Percent]	7.63%
Premier Solutions Standard (Series A) | BlackRockLifePathDynamic2055FundInvestorASharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2055
Portfolio Company Name [Text Block]	BlackRock LifePath®Dynamic 2055 Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock International Limited; BlackRock (Singapore) Limited
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	21.77%
Average Annual Total Returns, 5 Years [Percent]	11.13%
Average Annual Total Returns, 10 Years [Percent]	7.70%
Premier Solutions Standard (Series A) | BNYMellonBondMarketIndexFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core Bond
Portfolio Company Name [Text Block]	BNY Mellon Bond Market Index Fund - Investor Class*
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Adviser, Inc
Current Expenses [Percent]	0.40%
Average Annual Total Returns, 1 Year [Percent]	5.14%
Average Annual Total Returns, 5 Years [Percent]	0.65%
Average Annual Total Returns, 10 Years [Percent]	1.36%
Premier Solutions Standard (Series A) | BNYMellonMidcapIndexFundIncInvestorSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	BNY Mellon Midcap Index Fund, Inc. - Investor Shares* (Closed to Contracts issued on or about 6/1/2014)
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Adviser, Inc
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	15.89%
Average Annual Total Returns, 5 Years [Percent]	12.06%
Average Annual Total Returns, 10 Years [Percent]	8.76%
Premier Solutions Standard (Series A) | BNYMellonSandP500IndexFundMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	BNY Mellon S&P 500 Index Fund*
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Adviser, Inc
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	25.68%
Average Annual Total Returns, 5 Years [Percent]	15.11%
Average Annual Total Returns, 10 Years [Percent]	11.48%
Premier Solutions Standard (Series A) | BNYMellonSmallcapStockIndexFundInvestorSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	BNY Mellon Smallcap Stock Index Fund - Investor Shares*
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Adviser, Inc
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	15.51%
Average Annual Total Returns, 5 Years [Percent]	10.54%
Average Annual Total Returns, 10 Years [Percent]	8.16%
Premier Solutions Standard (Series A) | CalamosGlobalEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Growth
Portfolio Company Name [Text Block]	Calamos Global Equity Fund - Class A*
Portfolio Company Adviser [Text Block]	Calamos Advisors LLC
Current Expenses [Percent]	1.40%
Average Annual Total Returns, 1 Year [Percent]	24.28%
Average Annual Total Returns, 5 Years [Percent]	14.24%
Average Annual Total Returns, 10 Years [Percent]	8.74%
Premier Solutions Standard (Series A) | CalamosInternationalGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	Calamos International Growth Fund - Class A*
Portfolio Company Adviser [Text Block]	Calamos Advisors LLC
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	15.05%
Average Annual Total Returns, 5 Years [Percent]	9.74%
Average Annual Total Returns, 10 Years [Percent]	4.67%
Premier Solutions Standard (Series A) | CalvertBondFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	Calvert Bond Fund - Class A*
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	7.30%
Average Annual Total Returns, 5 Years [Percent]	1.83%
Average Annual Total Returns, 10 Years [Percent]	2.28%
Premier Solutions Standard (Series A) | CalvertIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Corporate Bond
Portfolio Company Name [Text Block]	Calvert Income Fund - Class A
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	8.54%
Average Annual Total Returns, 5 Years [Percent]	2.97%
Average Annual Total Returns, 10 Years [Percent]	2.69%
Premier Solutions Standard (Series A) | ClearBridgeGrowthFundClassFIMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	ClearBridge Growth Fund - Class FI (Formerly ClearBridge Aggressive Growth Fund - Class FI)
Portfolio Company Adviser [Text Block]	Franklin Templeton Fund Adviser, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	23.78%
Average Annual Total Returns, 5 Years [Percent]	8.05%
Average Annual Total Returns, 10 Years [Percent]	6.02%
Premier Solutions Standard (Series A) | ClearBridgeAggressiveGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	ClearBridge Aggressive Growth Fund - Class A (Closed to Contracts issued on or about 6/13/2008)
Portfolio Company Adviser [Text Block]	Franklin Templeton Fund Adviser, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	23.65%
Average Annual Total Returns, 5 Years [Percent]	8.06%
Average Annual Total Returns, 10 Years [Percent]	6.02%
Premier Solutions Standard (Series A) | ClearBridgeAllCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	ClearBridge All Cap Value Fund - Class A (Closed to new and subsequent Contributions and transfers of Participant Account values)
Portfolio Company Adviser [Text Block]	Franklin Templeton Fund Adviser, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	13.87%
Average Annual Total Returns, 5 Years [Percent]	9.90%
Average Annual Total Returns, 10 Years [Percent]	6.74%
Premier Solutions Standard (Series A) | ClearBridgeAppreciationFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	ClearBridge Appreciation Fund - Class A
Portfolio Company Adviser [Text Block]	Franklin Templeton Fund Adviser, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	19.45%
Average Annual Total Returns, 5 Years [Percent]	13.90%
Average Annual Total Returns, 10 Years [Percent]	10.63%
Premier Solutions Standard (Series A) | ClearBridgeMidCapFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	ClearBridge Mid Cap Fund - Class A
Portfolio Company Adviser [Text Block]	Franklin Templeton Fund Adviser, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	13.46%
Average Annual Total Returns, 5 Years [Percent]	10.95%
Average Annual Total Returns, 10 Years [Percent]	7.03%
Premier Solutions Standard (Series A) | ClearBridgeSmallCapGrowthFundClassFIMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	ClearBridge Small Cap Growth Fund - Class FI
Portfolio Company Adviser [Text Block]	Franklin Templeton Fund Adviser, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	8.60%
Average Annual Total Returns, 5 Years [Percent]	9.19%
Average Annual Total Returns, 10 Years [Percent]	7.71%
Premier Solutions Standard (Series A) | ClearBridgeSmallCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	ClearBridge Small Cap Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Franklin Templeton Fund Adviser, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	1.35%
Average Annual Total Returns, 1 Year [Percent]	14.48%
Average Annual Total Returns, 5 Years [Percent]	10.06%
Average Annual Total Returns, 10 Years [Percent]	4.80%
Premier Solutions Standard (Series A) | ClearBridgeValueTrustClassFIMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	ClearBridge Value Trust - Class FI*
Portfolio Company Adviser [Text Block]	Franklin Templeton Fund Adviser, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	19.21%
Average Annual Total Returns, 5 Years [Percent]	15.01%
Average Annual Total Returns, 10 Years [Percent]	9.44%
Premier Solutions Standard (Series A) | ColumbiaAcornFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Columbia Acorn® Fund - Class A
Portfolio Company Adviser [Text Block]	Columbia Wanger Asset Management LLC
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	21.59%
Average Annual Total Returns, 5 Years [Percent]	7.32%
Average Annual Total Returns, 10 Years [Percent]	6.23%
Premier Solutions Standard (Series A) | ColumbiaAcornInternationalSelectFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	Columbia Acorn®International Select Fund - Class A*
Portfolio Company Adviser [Text Block]	Columbia Wanger Asset Management LLC
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	18.13%
Average Annual Total Returns, 5 Years [Percent]	5.40%
Average Annual Total Returns, 10 Years [Percent]	3.61%
Premier Solutions Standard (Series A) | ColumbiaContrarianCoreFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Columbia Contrarian Core Fund - Class A*
Portfolio Company Adviser [Text Block]	Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	31.75%
Average Annual Total Returns, 5 Years [Percent]	16.50%
Average Annual Total Returns, 10 Years [Percent]	11.49%
Premier Solutions Standard (Series A) | ColumbiaLargeCapGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Columbia Large Cap Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	43.52%
Average Annual Total Returns, 5 Years [Percent]	17.94%
Average Annual Total Returns, 10 Years [Percent]	13.31%
Premier Solutions Standard (Series A) | ColumbiaLargeCapGrowthOpportunityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Columbia Large Cap Growth Opportunity Fund - Class A*
Portfolio Company Adviser [Text Block]	Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	31.26%
Average Annual Total Returns, 5 Years [Percent]	15.98%
Average Annual Total Returns, 10 Years [Percent]	11.51%
Premier Solutions Standard (Series A) | ColumbiaLargeCapValueFundAdvisorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Columbia Large Cap Value Fund - Advisor Class* (Closed to Contracts issued on or about 12/31/2010)
Portfolio Company Adviser [Text Block]	Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	9.85%
Average Annual Total Returns, 5 Years [Percent]	12.20%
Average Annual Total Returns, 10 Years [Percent]	8.83%
Premier Solutions Standard (Series A) | ColumbiaSelectMidCapValueFundAdvisorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Columbia Select Mid Cap Value Fund - Advisor Class* (Effective 7/20/2020,the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	10.50%
Average Annual Total Returns, 5 Years [Percent]	13.29%
Average Annual Total Returns, 10 Years [Percent]	8.42%
Premier Solutions Standard (Series A) | ColumbiaSelectMidCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Columbia Select Mid Cap Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	10.25%
Average Annual Total Returns, 5 Years [Percent]	12.99%
Average Annual Total Returns, 10 Years [Percent]	8.14%
Premier Solutions Standard (Series A) | ColumbiaSelectSmallCapValueFundAdvisorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Columbia Select Small Cap Value Fund - Advisor Class*
Portfolio Company Adviser [Text Block]	Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	12.64%
Average Annual Total Returns, 5 Years [Percent]	10.45%
Average Annual Total Returns, 10 Years [Percent]	6.33%
Premier Solutions Standard (Series A) | ColumbiaSeligmanGlobalTechnologyFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Technology
Portfolio Company Name [Text Block]	Columbia Seligman Global Technology Fund - Class A*
Portfolio Company Adviser [Text Block]	Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	1.27%
Average Annual Total Returns, 1 Year [Percent]	45.15%
Average Annual Total Returns, 5 Years [Percent]	25.49%
Average Annual Total Returns, 10 Years [Percent]	19.80%
Premier Solutions Standard (Series A) | ColumbiaSeligmanTechnologyandInformationFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Technology
Portfolio Company Name [Text Block]	Columbia Seligman Technology and Information Fund - Class A
Portfolio Company Adviser [Text Block]	Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	44.22%
Average Annual Total Returns, 5 Years [Percent]	25.07%
Average Annual Total Returns, 10 Years [Percent]	19.64%
Premier Solutions Standard (Series A) | DavisFinancialFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Financial
Portfolio Company Name [Text Block]	Davis Financial Fund - Class A
Portfolio Company Adviser [Text Block]	Davis Selected Advisers LP
Portfolio Company Subadviser [Text Block]	Davis Selected Advisers (New York) Inc
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	15.52%
Average Annual Total Returns, 5 Years [Percent]	10.46%
Average Annual Total Returns, 10 Years [Percent]	8.63%
Premier Solutions Standard (Series A) | DavisNewYorkVentureFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Davis New York Venture Fund - Class A
Portfolio Company Adviser [Text Block]	Davis Selected Advisers LP
Portfolio Company Subadviser [Text Block]	Davis Selected Advisers (New York) Inc
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	30.00%
Average Annual Total Returns, 5 Years [Percent]	11.97%
Average Annual Total Returns, 10 Years [Percent]	8.70%
Premier Solutions Standard (Series A) | DelawareDiversifiedIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	Delaware Diversified Income Fund - Class A*
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited; Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	6.40%
Average Annual Total Returns, 5 Years [Percent]	2.06%
Average Annual Total Returns, 10 Years [Percent]	2.06%
Premier Solutions Standard (Series A) | DelawareExtendedDurationBondFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Long-Term Bond
Portfolio Company Name [Text Block]	Delaware Extended Duration Bond Fund - Class A*
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited; Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	9.36%
Average Annual Total Returns, 5 Years [Percent]	2.22%
Average Annual Total Returns, 10 Years [Percent]	3.12%
Premier Solutions Standard (Series A) | DelawareIvyAssetStrategyFundClassYMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Allocation
Portfolio Company Name [Text Block]	Delaware Ivy Asset Strategy Fund - Class Y
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited; Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	15.61%
Average Annual Total Returns, 5 Years [Percent]	9.48%
Average Annual Total Returns, 10 Years [Percent]	3.78%
Premier Solutions Standard (Series A) | DelawareIvyLargeCapGrowthFundClassYMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Delaware Ivy Large Cap Growth Fund - Class Y*
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	37.83%
Average Annual Total Returns, 5 Years [Percent]	18.49%
Average Annual Total Returns, 10 Years [Percent]	14.02%
Premier Solutions Standard (Series A) | DelawareIvyNaturalResourcesFundClassYMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Natural Resources
Portfolio Company Name [Text Block]	Delaware Ivy Natural Resources Fund - Class Y*
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited
Current Expenses [Percent]	1.36%
Average Annual Total Returns, 1 Year [Percent]	1.27%
Average Annual Total Returns, 5 Years [Percent]	7.79%
Average Annual Total Returns, 10 Years [Percent]	(0.38%)
Premier Solutions Standard (Series A) | DelawareIvyScienceandTechnologyFundClassYMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Technology
Portfolio Company Name [Text Block]	Delaware Ivy Science & Technology Fund - Class Y
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	40.63%
Average Annual Total Returns, 5 Years [Percent]	17.53%
Average Annual Total Returns, 10 Years [Percent]	11.26%
Premier Solutions Standard (Series A) | DominiImpactEquityFundInvestorSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Domini Impact Equity Fund® - Investor Shares
Portfolio Company Adviser [Text Block]	Domini Impact Investments LLC
Portfolio Company Subadviser [Text Block]	SSGA Funds Management Inc
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	28.42%
Average Annual Total Returns, 5 Years [Percent]	14.76%
Average Annual Total Returns, 10 Years [Percent]	9.40%
Premier Solutions Standard (Series A) | DWSCapitalGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	DWS Capital Growth Fund - Class A
Portfolio Company Adviser [Text Block]	DWS Investment Management Americas, Inc.
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	38.17%
Average Annual Total Returns, 5 Years [Percent]	17.05%
Average Annual Total Returns, 10 Years [Percent]	13.05%
Premier Solutions Standard (Series A) | DWSCROCIEquityDividendFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	DWS CROCI® Equity Dividend Fund - Class A
Portfolio Company Adviser [Text Block]	DWS Investment Management Americas, Inc.
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	5.33%
Average Annual Total Returns, 5 Years [Percent]	8.30%
Average Annual Total Returns, 10 Years [Percent]	7.64%
Premier Solutions Standard (Series A) | DWSEmergingMarketsFixedIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Emerging Markets Bond
Portfolio Company Name [Text Block]	DWS Emerging Markets Fixed Income Fund - Class A*
Portfolio Company Adviser [Text Block]	DWS Investment Management Americas, Inc.
Portfolio Company Subadviser [Text Block]	DWS International GmbH
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	5.84%
Average Annual Total Returns, 5 Years [Percent]	0.01%
Average Annual Total Returns, 10 Years [Percent]	0.15%
Premier Solutions Standard (Series A) | DWSInternationalGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	DWS International Growth Fund - Class A*
Portfolio Company Adviser [Text Block]	DWS Investment Management Americas, Inc.
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	15.44%
Average Annual Total Returns, 5 Years [Percent]	7.09%
Average Annual Total Returns, 10 Years [Percent]	3.47%
Premier Solutions Standard (Series A) | DWSRREEFRealEstateSecuritiesFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Real Estate
Portfolio Company Name [Text Block]	DWS RREEF Real Estate Securities Fund - Class A (Closed to Contracts issued on or about 12/29/2006)
Portfolio Company Adviser [Text Block]	DWS Investment Management Americas, Inc.
Portfolio Company Subadviser [Text Block]	RREEF America L.L.C.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	11.90%
Average Annual Total Returns, 5 Years [Percent]	7.16%
Average Annual Total Returns, 10 Years [Percent]	7.60%
Premier Solutions Standard (Series A) | EatonVanceAtlantaCapitalSMIDCapFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Eaton Vance Atlanta Capital SMID-Cap Fund - Class A
Portfolio Company Adviser [Text Block]	Eaton Vance Management
Portfolio Company Subadviser [Text Block]	Atlanta Capital Management Company,LLC
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	13.72%
Average Annual Total Returns, 5 Years [Percent]	13.41%
Average Annual Total Returns, 10 Years [Percent]	10.88%
Premier Solutions Standard (Series A) | EatonVanceBalancedFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Moderate Allocation
Portfolio Company Name [Text Block]	Eaton Vance Balanced Fund - Class A
Portfolio Company Adviser [Text Block]	Eaton Vance Management
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	16.05%
Average Annual Total Returns, 5 Years [Percent]	9.53%
Average Annual Total Returns, 10 Years [Percent]	7.36%
Premier Solutions Standard (Series A) | EatonVanceDividendBuilderFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Eaton Vance Dividend Builder Fund - Class A (Closed to Contracts issued on or about 6/13/2008)
Portfolio Company Adviser [Text Block]	Boston Management and Research
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	11.16%
Average Annual Total Returns, 5 Years [Percent]	12.93%
Average Annual Total Returns, 10 Years [Percent]	10.00%
Premier Solutions Standard (Series A) | EatonVanceIncomeFundofBostonClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund High Yield Bond
Portfolio Company Name [Text Block]	Eaton Vance Income Fund of Boston - Class A*
Portfolio Company Adviser [Text Block]	Boston Management and Research
Portfolio Company Subadviser [Text Block]	Eaton Vance Advisers International Ltd.
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	11.77%
Average Annual Total Returns, 5 Years [Percent]	5.15%
Average Annual Total Returns, 10 Years [Percent]	4.13%
Premier Solutions Standard (Series A) | EatonVanceLargeCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Eaton Vance Large-Cap Value Fund - Class A
Portfolio Company Adviser [Text Block]	Boston Management and Research
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	7.92%
Average Annual Total Returns, 5 Years [Percent]	11.59%
Average Annual Total Returns, 10 Years [Percent]	8.33%
Premier Solutions Standard (Series A) | EatonVanceWorldwideHealthSciencesFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Health
Portfolio Company Name [Text Block]	Eaton Vance Worldwide Health Sciences Fund - Class A*
Portfolio Company Adviser [Text Block]	Eaton Vance Management
Portfolio Company Subadviser [Text Block]	Eaton Vance Advisers International Ltd.
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	5.66%
Average Annual Total Returns, 5 Years [Percent]	10.71%
Average Annual Total Returns, 10 Years [Percent]	9.18%
Premier Solutions Standard (Series A) | EmpowerInternationalIndexFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Empower International Index Fund - Investor Class
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Irish Life Inv Managers Ltd
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	17.52%
Average Annual Total Returns, 5 Years [Percent]	7.66%
Average Annual Total Returns, 10 Years [Percent]	3.79%
Premier Solutions Standard (Series A) | EmpowerSandPMidCap400IndexFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Empower S&P Mid Cap 400® Index Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Irish Life Inv Managers Ltd
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	15.76%
Average Annual Total Returns, 5 Years [Percent]	11.99%
Average Annual Total Returns, 10 Years [Percent]	8.66%
Premier Solutions Standard (Series A) | EmpowerSandPSmallCap600IndexFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	Empower S&P SmallCap 600® Index Fund - Investor Class
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Irish Life Inv Managers Ltd
Current Expenses [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	15.47%
Average Annual Total Returns, 5 Years [Percent]	10.49%
Average Annual Total Returns, 10 Years [Percent]	8.10%
Premier Solutions Standard (Series A) | FederatedHermesCloverSmallValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Federated Hermes Clover Small Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Federated Equity Mgmt Co. Of Penn
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	10.42%
Average Annual Total Returns, 5 Years [Percent]	11.36%
Average Annual Total Returns, 10 Years [Percent]	6.67%
Premier Solutions Standard (Series A) | FederatedHermesEquityIncomeFundIncClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Federated Hermes Equity Income Fund, Inc. - Class A*
Portfolio Company Adviser [Text Block]	Federated Equity Mgmt Co. Of Penn
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	9.05%
Average Annual Total Returns, 5 Years [Percent]	9.38%
Average Annual Total Returns, 10 Years [Percent]	6.02%
Premier Solutions Standard (Series A) | FederatedHermesKaufmannFundClassRMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Federated Hermes Kaufmann Fund - Class R*
Portfolio Company Adviser [Text Block]	Federated Equity Management Company Of Pennsylvania
Portfolio Company Subadviser [Text Block]	Federated Global Investment Management Corp
Current Expenses [Percent]	1.97%
Average Annual Total Returns, 1 Year [Percent]	14.87%
Average Annual Total Returns, 5 Years [Percent]	6.99%
Average Annual Total Returns, 10 Years [Percent]	8.26%
Premier Solutions Standard (Series A) | FederatedHermesMDTMidCapGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Federated Hermes MDT Mid Cap Growth Fund - Class A*
Portfolio Company Adviser [Text Block]	Federated MDTA LLC
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	27.05%
Average Annual Total Returns, 5 Years [Percent]	15.26%
Average Annual Total Returns, 10 Years [Percent]	11.26%
Premier Solutions Standard (Series A) | FidelityAdvisorEquityGrowthFundClassMMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Fidelity Advisor® Equity Growth Fund - Class M (Closed to Contracts issued on or about 6/13/2008)
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	1.21%
Average Annual Total Returns, 1 Year [Percent]	34.88%
Average Annual Total Returns, 5 Years [Percent]	18.81%
Average Annual Total Returns, 10 Years [Percent]	14.08%
Premier Solutions Standard (Series A) | FidelityAdvisorLeveragedCompanyStockFundClassMMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Fidelity Advisor® Leveraged Company Stock Fund - Class M
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	1.27%
Average Annual Total Returns, 1 Year [Percent]	25.49%
Average Annual Total Returns, 5 Years [Percent]	14.73%
Average Annual Total Returns, 10 Years [Percent]	7.67%
Premier Solutions Standard (Series A) | FidelityAdvisorRealEstateFundClassMMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Real Estate
Portfolio Company Name [Text Block]	Fidelity Advisor® Real Estate Fund - Class M
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	1.31%
Average Annual Total Returns, 1 Year [Percent]	10.56%
Average Annual Total Returns, 5 Years [Percent]	4.51%
Average Annual Total Returns, 10 Years [Percent]	5.31%
Premier Solutions Standard (Series A) | FidelityAdvisorStockSelectorAllCapFundClassMMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Fidelity Advisor® Stock Selector All Cap Fund - Class M
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	26.31%
Average Annual Total Returns, 5 Years [Percent]	7.02%
Average Annual Total Returns, 10 Years [Percent]	10.59%
Premier Solutions Standard (Series A) | FranklinConservativeAllocationFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Moderately Conservative Allocation
Portfolio Company Name [Text Block]	Franklin Conservative Allocation Fund - Class A
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	18.46%
Average Annual Total Returns, 5 Years [Percent]	10.06%
Average Annual Total Returns, 10 Years [Percent]	7.39%
Premier Solutions Standard (Series A) | FranklinGrowthAllocationFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Moderately Aggressive Allocation
Portfolio Company Name [Text Block]	Franklin Growth Allocation Fund - Class A
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	11.11%
Average Annual Total Returns, 5 Years [Percent]	8.40%
Average Annual Total Returns, 10 Years [Percent]	6.16%
Premier Solutions Standard (Series A) | FranklinGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Franklin Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	20.64%
Average Annual Total Returns, 5 Years [Percent]	13.70%
Average Annual Total Returns, 10 Years [Percent]	11.45%
Premier Solutions Standard (Series A) | FranklinIncomeFundClassA1Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Moderate Allocation
Portfolio Company Name [Text Block]	Franklin Income Fund - Class A1*
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	4.48%
Average Annual Total Returns, 5 Years [Percent]	6.91%
Average Annual Total Returns, 10 Years [Percent]	4.82%
Premier Solutions Standard (Series A) | FranklinModerateAllocationFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Moderate Allocation
Portfolio Company Name [Text Block]	Franklin Moderate Allocation Fund - Class A
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	8.10%
Average Annual Total Returns, 5 Years [Percent]	6.08%
Average Annual Total Returns, 10 Years [Percent]	4.65%
Premier Solutions Standard (Series A) | FranklinMutualBeaconFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Value
Portfolio Company Name [Text Block]	Franklin Mutual Beacon Fund - Class A
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	8.82%
Average Annual Total Returns, 5 Years [Percent]	7.40%
Average Annual Total Returns, 10 Years [Percent]	5.93%
Premier Solutions Standard (Series A) | FranklinMutualSharesFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Aggressive Allocation
Portfolio Company Name [Text Block]	Franklin Mutual Shares Fund - Class A
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	20.01%
Average Annual Total Returns, 5 Years [Percent]	8.94%
Average Annual Total Returns, 10 Years [Percent]	5.79%
Premier Solutions Standard (Series A) | FranklinSmallCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Franklin Small Cap Value Fund - Class A* (Closed to Contracts issued on or about 5/27/2021)
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	3.57%
Average Annual Total Returns, 5 Years [Percent]	9.85%
Average Annual Total Returns, 10 Years [Percent]	(0.39%)
Premier Solutions Standard (Series A) | FranklinStrategicIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Multisector Bond
Portfolio Company Name [Text Block]	Franklin Strategic Income Fund - Class A*
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	20.19%
Average Annual Total Returns, 5 Years [Percent]	12.48%
Average Annual Total Returns, 10 Years [Percent]	8.66%
Premier Solutions Standard (Series A) | FranklinTotalReturnFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	Franklin Total Return Fund - Class A*
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	4.39%
Average Annual Total Returns, 5 Years [Percent]	1.27%
Average Annual Total Returns, 10 Years [Percent]	1.38%
Premier Solutions Standard (Series A) | GoldmanSachsAbsoluteReturnTrackerClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Multistrategy
Portfolio Company Name [Text Block]	Goldman Sachs Absolute Return Tracker - Class A*
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	10.45%
Average Annual Total Returns, 5 Years [Percent]	4.52%
Average Annual Total Returns, 10 Years [Percent]	3.09%
Premier Solutions Standard (Series A) | GoldmanSachsGovernmentIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Government
Portfolio Company Name [Text Block]	Goldman Sachs Government Income Fund - Class A*
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	4.28%
Average Annual Total Returns, 5 Years [Percent]	(0.07%)
Average Annual Total Returns, 10 Years [Percent]	0.71%
Premier Solutions Standard (Series A) | GoldmanSachsHighYieldFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund High Yield Bond
Portfolio Company Name [Text Block]	Goldman Sachs High Yield Fund - Class A*
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	12.10%
Average Annual Total Returns, 5 Years [Percent]	4.21%
Average Annual Total Returns, 10 Years [Percent]	3.18%
Premier Solutions Standard (Series A) | GoldmanSachsLargeCapCoreFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Goldman Sachs Large Cap Core Fund - Class A*
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	26.49%
Average Annual Total Returns, 5 Years [Percent]	15.45%
Average Annual Total Returns, 10 Years [Percent]	11.99%
Premier Solutions Standard (Series A) | GoldmanSachsLargeCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Goldman Sachs Large Cap Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	12.74%
Average Annual Total Returns, 5 Years [Percent]	11.20%
Average Annual Total Returns, 10 Years [Percent]	7.28%
Premier Solutions Standard (Series A) | GoldmanSachsMidCapGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Goldman Sachs Mid Cap Growth Fund - Class A*
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	18.82%
Average Annual Total Returns, 5 Years [Percent]	13.46%
Average Annual Total Returns, 10 Years [Percent]	9.11%
Premier Solutions Standard (Series A) | GoldmanSachsMidCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Goldman Sachs Mid Cap Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	11.45%
Average Annual Total Returns, 5 Years [Percent]	13.11%
Average Annual Total Returns, 10 Years [Percent]	7.77%
Premier Solutions Standard (Series A) | GoldmanSachsSmallCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	Goldman Sachs Small Cap Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	11.03%
Average Annual Total Returns, 5 Years [Percent]	8.25%
Average Annual Total Returns, 10 Years [Percent]	5.94%
Premier Solutions Standard (Series A) | GoldmanSachsSmallMidCapGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Goldman Sachs Small/Mid Cap Growth Fund - Class A*
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	13.90%
Average Annual Total Returns, 5 Years [Percent]	12.95%
Average Annual Total Returns, 10 Years [Percent]	9.20%
Premier Solutions Standard (Series A) | HartfordAARPBalancedRetirementFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Moderately Conservative Allocation
Portfolio Company Name [Text Block]	Hartford AARP Balanced Retirement Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	5.33%
Average Annual Total Returns, 5 Years [Percent]	4.41%
Average Annual Total Returns, 10 Years [Percent]	3.15%
Premier Solutions Standard (Series A) | HartfordBalancedHLSFundClassIBMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Moderate Allocation
Portfolio Company Name [Text Block]	Hartford Balanced HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	14.50%
Average Annual Total Returns, 5 Years [Percent]	9.99%
Average Annual Total Returns, 10 Years [Percent]	7.34%
Premier Solutions Standard (Series A) | HartfordBalancedIncomeFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Moderately Conservative Allocation
Portfolio Company Name [Text Block]	Hartford Balanced Income Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	7.55%
Average Annual Total Returns, 5 Years [Percent]	6.52%
Average Annual Total Returns, 10 Years [Percent]	5.62%
Premier Solutions Standard (Series A) | HartfordCapitalAppreciationFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Hartford Capital Appreciation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	18.90%
Average Annual Total Returns, 5 Years [Percent]	12.07%
Average Annual Total Returns, 10 Years [Percent]	8.73%
Premier Solutions Standard (Series A) | HartfordCapitalAppreciationFundClassR5Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Hartford Capital Appreciation Fund - Class R5 (Closed to Contracts issued on or about 5/1/2009)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	19.25%
Average Annual Total Returns, 5 Years [Percent]	12.41%
Average Annual Total Returns, 10 Years [Percent]	9.05%
Premier Solutions Standard (Series A) | HartfordConservativeAllocationFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Moderately Conservative Allocation
Portfolio Company Name [Text Block]	Hartford Conservative Allocation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	9.61%
Average Annual Total Returns, 5 Years [Percent]	4.28%
Average Annual Total Returns, 10 Years [Percent]	2.76%
Premier Solutions Standard (Series A) | HartfordConservativeAllocationFundClassR5Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Moderately Conservative Allocation
Portfolio Company Name [Text Block]	Hartford Conservative Allocation Fund - Class R5 (Closed to Contracts issued on or about 5/1/2009)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	10.03%
Average Annual Total Returns, 5 Years [Percent]	4.61%
Average Annual Total Returns, 10 Years [Percent]	3.07%
Premier Solutions Standard (Series A) | HartfordDisciplinedEquityHLSFundClassIBMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Hartford Disciplined Equity HLS Fund - Class IB (Closed to Contracts issued on or about 6/13/2008)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	20.95%
Average Annual Total Returns, 5 Years [Percent]	14.03%
Average Annual Total Returns, 10 Years [Percent]	11.56%
Premier Solutions Standard (Series A) | HartfordDividendandGrowthFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Hartford Dividend and Growth Fund - Class R4 (Closed to Contracts issued on or about 6/1/2010)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	13.72%
Average Annual Total Returns, 5 Years [Percent]	13.23%
Average Annual Total Returns, 10 Years [Percent]	10.10%
Premier Solutions Standard (Series A) | HartfordDividendandGrowthHLSFundClassIBMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Hartford Dividend and Growth HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	13.89%
Average Annual Total Returns, 5 Years [Percent]	13.44%
Average Annual Total Returns, 10 Years [Percent]	10.31%
Premier Solutions Standard (Series A) | HartfordGlobalImpactFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Small/Mid Stock
Portfolio Company Name [Text Block]	Hartford Global Impact Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	12.92%
Average Annual Total Returns, 5 Years [Percent]	10.06%
Average Annual Total Returns, 10 Years [Percent]	8.83%
Premier Solutions Standard (Series A) | HartfordGrowthAllocationFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Moderately Aggressive Allocation
Portfolio Company Name [Text Block]	Hartford Growth Allocation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Whitefoord LLP
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	14.95%
Average Annual Total Returns, 5 Years [Percent]	8.53%
Average Annual Total Returns, 10 Years [Percent]	5.48%
Premier Solutions Standard (Series A) | HartfordGrowthAllocationFundClassR5Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Moderately Aggressive Allocation
Portfolio Company Name [Text Block]	Hartford Growth Allocation Fund - Class R5 (Closed to Contracts issued on or about 5/1/2009)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Whitefoord LLP
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	15.38%
Average Annual Total Returns, 5 Years [Percent]	8.87%
Average Annual Total Returns, 10 Years [Percent]	5.80%
Premier Solutions Standard (Series A) | HartfordGrowthOpportunitiesFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Hartford Growth Opportunities Fund - Class R4 (Closed to Contracts issued on or about 6/1/2010)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	40.56%
Average Annual Total Returns, 5 Years [Percent]	14.77%
Average Annual Total Returns, 10 Years [Percent]	12.36%
Premier Solutions Standard (Series A) | HartfordHealthcareFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Health
Portfolio Company Name [Text Block]	Hartford Healthcare Fund - Class R4 (Closed to Contracts issued on or about 6/1/2010)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company
Current Expenses [Percent]	1.29%
Average Annual Total Returns, 1 Year [Percent]	3.76%
Average Annual Total Returns, 5 Years [Percent]	10.44%
Average Annual Total Returns, 10 Years [Percent]	9.70%
Premier Solutions Standard (Series A) | HartfordHealthcareHLSFundClassIBMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Health
Portfolio Company Name [Text Block]	Hartford Healthcare HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	3.81%
Average Annual Total Returns, 5 Years [Percent]	10.61%
Average Annual Total Returns, 10 Years [Percent]	9.89%
Premier Solutions Standard (Series A) | HartfordHighYieldFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund High Yield Bond
Portfolio Company Name [Text Block]	Hartford High Yield Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	12.58%
Average Annual Total Returns, 5 Years [Percent]	5.05%
Average Annual Total Returns, 10 Years [Percent]	3.88%
Premier Solutions Standard (Series A) | HartfordInflationPlusFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Inflation-Protected Bond
Portfolio Company Name [Text Block]	Hartford Inflation Plus Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	4.73%
Average Annual Total Returns, 5 Years [Percent]	3.07%
Average Annual Total Returns, 10 Years [Percent]	1.85%
Premier Solutions Standard (Series A) | HartfordModerateAllocationFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Moderate Allocation
Portfolio Company Name [Text Block]	Hartford Moderate Allocation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	12.51%
Average Annual Total Returns, 5 Years [Percent]	6.55%
Average Annual Total Returns, 10 Years [Percent]	4.23%
Premier Solutions Standard (Series A) | HartfordModerateAllocationFundClassR5Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Moderate Allocation
Portfolio Company Name [Text Block]	Hartford Moderate Allocation Fund - Class R5 (Closed to Contracts issued on or about 5/1/2009)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	12.91%
Average Annual Total Returns, 5 Years [Percent]	6.87%
Average Annual Total Returns, 10 Years [Percent]	4.55%
Premier Solutions Standard (Series A) | HartfordSmallCapGrowthHLSFundClassIBMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	Hartford Small Cap Growth HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	18.14%
Average Annual Total Returns, 5 Years [Percent]	9.50%
Average Annual Total Returns, 10 Years [Percent]	6.91%
Premier Solutions Standard (Series A) | HartfordSmallCompanyFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	Hartford Small Company Fund - Class R4 (Closed to Contracts issued on or about 6/1/2010)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company
Current Expenses [Percent]	1.31%
Average Annual Total Returns, 1 Year [Percent]	16.06%
Average Annual Total Returns, 5 Years [Percent]	11.08%
Average Annual Total Returns, 10 Years [Percent]	7.27%
Premier Solutions Standard (Series A) | HartfordSmallCompanyHLSFundClassIBMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	Hartford Small Company HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	16.46%
Average Annual Total Returns, 5 Years [Percent]	11.51%
Average Annual Total Returns, 10 Years [Percent]	7.53%
Premier Solutions Standard (Series A) | HartfordTotalReturnBondFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	Hartford Total Return Bond Fund - Class R4 (Closed to Contracts issued on or about 6/1/2010)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	6.60%
Average Annual Total Returns, 5 Years [Percent]	1.53%
Average Annual Total Returns, 10 Years [Percent]	1.91%
Premier Solutions Standard (Series A) | HartfordTotalReturnBondFundClassR5Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	Hartford Total Return Bond Fund - Class R5 (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company
Current Expenses [Percent]	0.44%
Average Annual Total Returns, 1 Year [Percent]	6.90%
Average Annual Total Returns, 5 Years [Percent]	1.88%
Average Annual Total Returns, 10 Years [Percent]	2.23%
Premier Solutions Standard (Series A) | HartfordTotalReturnBondHLSFundClassIBMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	Hartford Total Return Bond HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	6.69%
Average Annual Total Returns, 5 Years [Percent]	1.59%
Average Annual Total Returns, 10 Years [Percent]	2.07%
Premier Solutions Standard (Series A) | HartfordUltrashortBondHLSFundClassIBMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Ultrashort Bond
Portfolio Company Name [Text Block]	Hartford Ultrashort Bond HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	4.99%
Average Annual Total Returns, 5 Years [Percent]	1.55%
Average Annual Total Returns, 10 Years [Percent]	1.02%
Premier Solutions Standard (Series A) | HartfordMidCapValueFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Hartford MidCap Value Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	15.75%
Average Annual Total Returns, 5 Years [Percent]	12.20%
Average Annual Total Returns, 10 Years [Percent]	7.38%
Premier Solutions Standard (Series A) | InvescoAmericanFranchiseFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Invesco American Franchise Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	40.91%
Average Annual Total Returns, 5 Years [Percent]	16.07%
Average Annual Total Returns, 10 Years [Percent]	11.56%
Premier Solutions Standard (Series A) | InvescoBalancedRiskCommodityStrategyFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Commodities Broad Basket
Portfolio Company Name [Text Block]	Invesco Balanced-Risk Commodity Strategy Fund - Class A*
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.40%
Average Annual Total Returns, 1 Year [Percent]	(3.44%)
Average Annual Total Returns, 5 Years [Percent]	6.80%
Average Annual Total Returns, 10 Years [Percent]	(0.06%)
Premier Solutions Standard (Series A) | InvescoComstockFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Invesco Comstock Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	12.24%
Average Annual Total Returns, 5 Years [Percent]	13.41%
Average Annual Total Returns, 10 Years [Percent]	8.90%
Premier Solutions Standard (Series A) | InvescoDiscoveryMidCapGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Invesco Discovery Mid Cap Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	12.96%
Average Annual Total Returns, 5 Years [Percent]	12.49%
Average Annual Total Returns, 10 Years [Percent]	9.41%
Premier Solutions Standard (Series A) | InvescoDividendIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Invesco Dividend Income Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	7.02%
Average Annual Total Returns, 5 Years [Percent]	8.80%
Average Annual Total Returns, 10 Years [Percent]	7.88%
Premier Solutions Standard (Series A) | InvescoEQVEuropeanEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Europe Stock
Portfolio Company Name [Text Block]	Invesco EQV European Equity Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.42%
Average Annual Total Returns, 1 Year [Percent]	19.66%
Average Annual Total Returns, 5 Years [Percent]	5.88%
Average Annual Total Returns, 10 Years [Percent]	2.71%
Premier Solutions Standard (Series A) | InvescoEQVInternationalEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	Invesco EQV International Equity Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.27%
Average Annual Total Returns, 1 Year [Percent]	17.53%
Average Annual Total Returns, 5 Years [Percent]	7.95%
Average Annual Total Returns, 10 Years [Percent]	3.91%
Premier Solutions Standard (Series A) | InvescoGlobalFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Growth
Portfolio Company Name [Text Block]	Invesco Global Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	34.03%
Average Annual Total Returns, 5 Years [Percent]	11.99%
Average Annual Total Returns, 10 Years [Percent]	8.22%
Premier Solutions Standard (Series A) | InvescoGlobalStrategicIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Bond
Portfolio Company Name [Text Block]	Invesco Global Strategic Income Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	8.65%
Average Annual Total Returns, 5 Years [Percent]	1.20%
Average Annual Total Returns, 10 Years [Percent]	1.37%
Premier Solutions Standard (Series A) | InvescoGoldandSpecialMineralsFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Equity Precious Metals
Portfolio Company Name [Text Block]	Invesco Gold & Special Minerals Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	6.36%
Average Annual Total Returns, 5 Years [Percent]	11.34%
Average Annual Total Returns, 10 Years [Percent]	5.35%
Premier Solutions Standard (Series A) | InvescoGrowthandIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Invesco Growth and Income Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	12.56%
Average Annual Total Returns, 5 Years [Percent]	11.79%
Average Annual Total Returns, 10 Years [Percent]	8.23%
Premier Solutions Standard (Series A) | InvescoInternationalBondFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Bond
Portfolio Company Name [Text Block]	Invesco International Bond Fund - Class A*
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	8.25%
Average Annual Total Returns, 5 Years [Percent]	0.03%
Average Annual Total Returns, 10 Years [Percent]	0.69%
Premier Solutions Standard (Series A) | InvescoInternationalDiversifiedFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	Invesco International Diversified Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.27%
Average Annual Total Returns, 1 Year [Percent]	15.43%
Average Annual Total Returns, 5 Years [Percent]	6.11%
Average Annual Total Returns, 10 Years [Percent]	3.74%
Premier Solutions Standard (Series A) | InvescoMainStreetAllCapFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Invesco Main Street All Cap Fund® - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	25.93%
Average Annual Total Returns, 5 Years [Percent]	15.28%
Average Annual Total Returns, 10 Years [Percent]	9.44%
Premier Solutions Standard (Series A) | InvescoMainStreetFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Invesco Main Street Fund® - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	23.07%
Average Annual Total Returns, 5 Years [Percent]	13.60%
Average Annual Total Returns, 10 Years [Percent]	9.95%
Premier Solutions Standard (Series A) | InvescoMainStreetMidCapFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Invesco Main Street Mid Cap Fund® - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	14.48%
Average Annual Total Returns, 5 Years [Percent]	11.71%
Average Annual Total Returns, 10 Years [Percent]	7.54%
Premier Solutions Standard (Series A) | InvescoMultiAssetIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Moderately Conservative Allocation
Portfolio Company Name [Text Block]	Invesco Multi-Asset Income Fund - Class A*
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Invesco Capital Management LLC
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	10.77%
Average Annual Total Returns, 5 Years [Percent]	1.47%
Average Annual Total Returns, 10 Years [Percent]	3.31%
Premier Solutions Standard (Series A) | InvescoOppenheimerInternationalGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	Invesco Oppenheimer International Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	20.76%
Average Annual Total Returns, 5 Years [Percent]	8.76%
Average Annual Total Returns, 10 Years [Percent]	3.78%
Premier Solutions Standard (Series A) | InvescoRealEstateFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Real Estate
Portfolio Company Name [Text Block]	Invesco Real Estate Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Invesco Asset Management Ltd
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	8.75%
Average Annual Total Returns, 5 Years [Percent]	5.62%
Average Annual Total Returns, 10 Years [Percent]	6.37%
Premier Solutions Standard (Series A) | InvescoRisingDividendsFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Invesco Rising Dividends Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	17.60%
Average Annual Total Returns, 5 Years [Percent]	13.82%
Average Annual Total Returns, 10 Years [Percent]	9.16%
Premier Solutions Standard (Series A) | InvescoSmallCapEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	Invesco Small Cap Equity Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.26%
Average Annual Total Returns, 1 Year [Percent]	15.96%
Average Annual Total Returns, 5 Years [Percent]	12.15%
Average Annual Total Returns, 10 Years [Percent]	6.30%
Premier Solutions Standard (Series A) | InvescoSmallCapGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	Invesco Small Cap Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	12.66%
Average Annual Total Returns, 5 Years [Percent]	8.73%
Average Annual Total Returns, 10 Years [Percent]	7.35%
Premier Solutions Standard (Series A) | InvescoSmallCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Invesco Small Cap Value Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	22.91%
Average Annual Total Returns, 5 Years [Percent]	20.69%
Average Annual Total Returns, 10 Years [Percent]	10.09%
Premier Solutions Standard (Series A) | InvescoValueOpportunitiesFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Invesco Value Opportunities Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	15.15%
Average Annual Total Returns, 5 Years [Percent]	16.74%
Average Annual Total Returns, 10 Years [Percent]	8.67%
Premier Solutions Standard (Series A) | JanusHendersonBalancedFundClassSMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Moderate Allocation
Portfolio Company Name [Text Block]	Janus Henderson Balanced Fund - Class S
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	14.98%
Average Annual Total Returns, 5 Years [Percent]	9.18%
Average Annual Total Returns, 10 Years [Percent]	7.56%
Premier Solutions Standard (Series A) | JanusHendersonEnterpriseFundClassSMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Janus Henderson Enterprise Fund - Class S
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	17.51%
Average Annual Total Returns, 5 Years [Percent]	13.16%
Average Annual Total Returns, 10 Years [Percent]	11.48%
Premier Solutions Standard (Series A) | JanusHendersonFlexibleBondFundClassSMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	Janus Henderson Flexible Bond Fund - Class S* (Closed to Contracts issued on or about 6/13/2008)
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	5.37%
Average Annual Total Returns, 5 Years [Percent]	1.49%
Average Annual Total Returns, 10 Years [Percent]	1.58%
Premier Solutions Standard (Series A) | JanusHendersonFortyFundClassSMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Janus Henderson Forty Fund - Class S
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	39.34%
Average Annual Total Returns, 5 Years [Percent]	16.37%
Average Annual Total Returns, 10 Years [Percent]	13.16%
Premier Solutions Standard (Series A) | JanusHendersonMidCapValueFundClassSMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Janus Henderson Mid Cap Value Fund - Class S
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	10.92%
Average Annual Total Returns, 5 Years [Percent]	9.79%
Average Annual Total Returns, 10 Years [Percent]	6.82%
Premier Solutions Standard (Series A) | JanusHendersonOverseasFundClassSMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Janus Henderson Overseas Fund - Class S
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	1.29%
Average Annual Total Returns, 1 Year [Percent]	10.52%
Average Annual Total Returns, 5 Years [Percent]	10.79%
Average Annual Total Returns, 10 Years [Percent]	3.00%
Premier Solutions Standard (Series A) | JPMorganCoreBondFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core Bond
Portfolio Company Name [Text Block]	JPMorgan Core Bond Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	5.42%
Average Annual Total Returns, 5 Years [Percent]	1.16%
Average Annual Total Returns, 10 Years [Percent]	1.69%
Premier Solutions Standard (Series A) | JPMorganLargeCapGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	JPMorgan Large Cap Growth Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	34.28%
Average Annual Total Returns, 5 Years [Percent]	20.59%
Average Annual Total Returns, 10 Years [Percent]	15.11%
Premier Solutions Standard (Series A) | JPMorganSmallCapEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	JPMorgan Small Cap Equity Fund - Class A (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	1.26%
Average Annual Total Returns, 1 Year [Percent]	11.61%
Average Annual Total Returns, 5 Years [Percent]	10.34%
Average Annual Total Returns, 10 Years [Percent]	8.14%
Premier Solutions Standard (Series A) | JPMorganSmallCapGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	JPMorgan Small Cap Growth Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	13.85%
Average Annual Total Returns, 5 Years [Percent]	9.54%
Average Annual Total Returns, 10 Years [Percent]	8.35%
Premier Solutions Standard (Series A) | JPMorganSmallCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	JPMorgan Small Cap Value Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	12.77%
Average Annual Total Returns, 5 Years [Percent]	10.12%
Average Annual Total Returns, 10 Years [Percent]	5.93%
Premier Solutions Standard (Series A) | JPMorganSmartRetirement2055FundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2055
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement®2055Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	19.85%
Average Annual Total Returns, 5 Years [Percent]	10.40%
Average Annual Total Returns, 10 Years [Percent]	7.30%
Premier Solutions Standard (Series A) | JPMorganSmartRetirement2020FundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2020
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement®2020Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	11.55%
Average Annual Total Returns, 5 Years [Percent]	5.15%
Average Annual Total Returns, 10 Years [Percent]	4.41%
Premier Solutions Standard (Series A) | JPMorganSmartRetirement2025FundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2025
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement®2025Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existingContracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	13.03%
Average Annual Total Returns, 5 Years [Percent]	6.29%
Average Annual Total Returns, 10 Years [Percent]	5.10%
Premier Solutions Standard (Series A) | JPMorganSmartRetirement2030FundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2030
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement®2030Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	15.11%
Average Annual Total Returns, 5 Years [Percent]	7.40%
Average Annual Total Returns, 10 Years [Percent]	5.75%
Premier Solutions Standard (Series A) | JPMorganSmartRetirement2035FundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2035
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement®2035Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	17.03%
Average Annual Total Returns, 5 Years [Percent]	8.84%
Average Annual Total Returns, 10 Years [Percent]	6.48%
Premier Solutions Standard (Series A) | JPMorganSmartRetirement2040FundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2040
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement®2040Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	18.44%
Average Annual Total Returns, 5 Years [Percent]	9.73%
Average Annual Total Returns, 10 Years [Percent]	6.98%
Premier Solutions Standard (Series A) | JPMorganSmartRetirement2045FundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2045
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement®2045Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	19.52%
Average Annual Total Returns, 5 Years [Percent]	10.36%
Average Annual Total Returns, 10 Years [Percent]	7.28%
Premier Solutions Standard (Series A) | JPMorganSmartRetirement2050FundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2050
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement®2050Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	19.86%
Average Annual Total Returns, 5 Years [Percent]	10.39%
Average Annual Total Returns, 10 Years [Percent]	7.28%
Premier Solutions Standard (Series A) | JPMorganSmartRetirement2060FundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2060
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement®2060Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	19.78%
Average Annual Total Returns, 5 Years [Percent]	10.40%
Average Annual Total Returns, 10 Years [Percent]	8.58%
Premier Solutions Standard (Series A) | JPMorganSmartRetirementIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date Retirement
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® Income Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	11.62%
Average Annual Total Returns, 5 Years [Percent]	4.85%
Average Annual Total Returns, 10 Years [Percent]	3.83%
Premier Solutions Standard (Series A) | LKCMAquinasCatholicEquityFundMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	LKCM Aquinas Catholic Equity Fund*
Portfolio Company Adviser [Text Block]	Luther King Capital Management Corporation
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	14.07%
Average Annual Total Returns, 5 Years [Percent]	13.78%
Average Annual Total Returns, 10 Years [Percent]	8.72%
Premier Solutions Standard (Series A) | LoomisSaylesBondFundAdminClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Multisector Bond
Portfolio Company Name [Text Block]	Loomis Sayles Bond Fund - Class ADM*
Portfolio Company Adviser [Text Block]	Loomis, Sayles & Company LP
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	7.50%
Average Annual Total Returns, 5 Years [Percent]	1.66%
Average Annual Total Returns, 10 Years [Percent]	1.59%
Premier Solutions Standard (Series A) | LordAbbettBondDebentureFundIncClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Multisector Bond
Portfolio Company Name [Text Block]	Lord Abbett Bond-Debenture Fund, Inc. - Class A
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	6.70%
Average Annual Total Returns, 5 Years [Percent]	3.34%
Average Annual Total Returns, 10 Years [Percent]	3.61%
Premier Solutions Standard (Series A) | LordAbbettAffiliatedFundIncClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Lord Abbett Affiliated Fund, Inc. - Class A
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	10.20%
Average Annual Total Returns, 5 Years [Percent]	9.50%
Average Annual Total Returns, 10 Years [Percent]	7.81%
Premier Solutions Standard (Series A) | LordAbbettDevelopingGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	Lord Abbett Developing Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	8.37%
Average Annual Total Returns, 5 Years [Percent]	9.28%
Average Annual Total Returns, 10 Years [Percent]	6.82%
Premier Solutions Standard (Series A) | LordAbbettDividendGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Lord Abbett Dividend Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	15.86%
Average Annual Total Returns, 5 Years [Percent]	13.27%
Average Annual Total Returns, 10 Years [Percent]	10.19%
Premier Solutions Standard (Series A) | LordAbbettFundamentalEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Lord Abbett Fundamental Equity Fund - Class A
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	12.91%
Average Annual Total Returns, 5 Years [Percent]	10.94%
Average Annual Total Returns, 10 Years [Percent]	7.58%
Premier Solutions Standard (Series A) | LordAbbettInternationalEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Lord Abbett International Equity Fund - Class A
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	11.45%
Average Annual Total Returns, 5 Years [Percent]	7.72%
Average Annual Total Returns, 10 Years [Percent]	2.54%
Premier Solutions Standard (Series A) | LordAbbettValueOpportunitiesFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Lord Abbett Value Opportunities Fund - Class A
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	15.94%
Average Annual Total Returns, 5 Years [Percent]	10.67%
Average Annual Total Returns, 10 Years [Percent]	7.05%
Premier Solutions Standard (Series A) | MassachusettsInvestorsTrustClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Massachusetts Investors Trust - Class R3
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	19.16%
Average Annual Total Returns, 5 Years [Percent]	13.73%
Average Annual Total Returns, 10 Years [Percent]	10.41%
Premier Solutions Standard (Series A) | MassMutualBlueChipGrowthFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	MassMutual Blue Chip Growth Fund - Class R4
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company LP; T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	15.98%
Average Annual Total Returns, 5 Years [Percent]	10.67%
Average Annual Total Returns, 10 Years [Percent]	7.06%
Premier Solutions Standard (Series A) | MassMutualDisciplinedGrowthFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	MassMutual Disciplined Growth Fund - Class R4
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	39.01%
Average Annual Total Returns, 5 Years [Percent]	15.96%
Average Annual Total Returns, 10 Years [Percent]	12.23%
Premier Solutions Standard (Series A) | MassMutualDiversifiedValueFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	MassMutual Diversified Value Fund - Class R4
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Brandywine Global Investment Mgmt, LLC
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	8.94%
Average Annual Total Returns, 5 Years [Percent]	11.12%
Average Annual Total Returns, 10 Years [Percent]	8.34%
Premier Solutions Standard (Series A) | MassMutualEquityOpportunitiesFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	MassMutual Equity Opportunities Fund - Class R4
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP; T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	10.29%
Average Annual Total Returns, 5 Years [Percent]	12.57%
Average Annual Total Returns, 10 Years [Percent]	9.91%
Premier Solutions Standard (Series A) | MassMutualFundamentalValueFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	MassMutual Fundamental Value Fund - Class R4
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Barrow Hanley Mewhinney & Strauss LLC; Boston Partners Global Investors, Inc
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	11.17%
Average Annual Total Returns, 5 Years [Percent]	11.45%
Average Annual Total Returns, 10 Years [Percent]	7.83%
Premier Solutions Standard (Series A) | MassMutualGrowthOpportunitiesFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	MassMutual Growth Opportunities Fund - Class R4
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Sands Capital Management, LLC ;Jackson Square Partners, LLC
Current Expenses [Percent]	1.30%
Average Annual Total Returns, 1 Year [Percent]	47.35%
Average Annual Total Returns, 5 Years [Percent]	12.09%
Average Annual Total Returns, 10 Years [Percent]	9.69%
Premier Solutions Standard (Series A) | MassMutualMidCapGrowthFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	MassMutual Mid Cap Growth Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.; Frontier Capital Management Company, LLC; T. Rowe Price Investment Management,Inc.
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	19.03%
Average Annual Total Returns, 5 Years [Percent]	11.24%
Average Annual Total Returns, 10 Years [Percent]	9.85%
Premier Solutions Standard (Series A) | MassMutualOverseasFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	MassMutual Overseas Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Harris Associates L.P.; Massachusetts Financial Services Company
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	18.40%
Average Annual Total Returns, 5 Years [Percent]	9.13%
Average Annual Total Returns, 10 Years [Percent]	4.25%
Premier Solutions Standard (Series A) | MassMutualRetireSMARTbyJPMorgan2020FundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2020
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan 2020 Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	10.94%
Average Annual Total Returns, 5 Years [Percent]	5.29%
Average Annual Total Returns, 10 Years [Percent]	4.16%
Premier Solutions Standard (Series A) | MassMutualRetireSMARTbyJPMorgan2020FundClassSVCMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2020
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan 2020 Fund - Class SVC* (Closed to Contracts issued on or about 5/1/2014)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	11.23%
Average Annual Total Returns, 5 Years [Percent]	5.54%
Average Annual Total Returns, 10 Years [Percent]	4.42%
Premier Solutions Standard (Series A) | MassMutualRetireSMARTbyJPMorgan2025FundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2025
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan 2025 Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	12.23%
Average Annual Total Returns, 5 Years [Percent]	6.51%
Average Annual Total Returns, 10 Years [Percent]	4.92%
Premier Solutions Standard (Series A) | MassMutualRetireSMARTbyJPMorgan2030FundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2030
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan 2030 Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	13.89%
Average Annual Total Returns, 5 Years [Percent]	7.55%
Average Annual Total Returns, 10 Years [Percent]	5.47%
Premier Solutions Standard (Series A) | MassMutualRetireSMARTbyJPMorgan2030FundClassSVCMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2030
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan 2030 Fund - Class SVC* (Closed to Contracts issued on or about 5/1/2014)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	14.15%
Average Annual Total Returns, 5 Years [Percent]	7.83%
Average Annual Total Returns, 10 Years [Percent]	5.75%
Premier Solutions Standard (Series A) | MassMutualRetireSMARTbyJPMorgan2035FundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2035
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan 2035 Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	16.21%
Average Annual Total Returns, 5 Years [Percent]	8.58%
Average Annual Total Returns, 10 Years [Percent]	5.98%
Premier Solutions Standard (Series A) | MassMutualRetireSMARTbyJPMorgan2040FundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2040
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan 2040 Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	17.56%
Average Annual Total Returns, 5 Years [Percent]	9.44%
Average Annual Total Returns, 10 Years [Percent]	6.36%
Premier Solutions Standard (Series A) | MassMutualRetireSMARTbyJPMorgan2045FundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2045
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan 2045 Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	18.48%
Average Annual Total Returns, 5 Years [Percent]	10.10%
Average Annual Total Returns, 10 Years [Percent]	6.68%
Premier Solutions Standard (Series A) | MassMutualRetireSMARTbyJPMorgan2050FundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2050
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan 2050 Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	18.84%
Average Annual Total Returns, 5 Years [Percent]	10.13%
Average Annual Total Returns, 10 Years [Percent]	6.84%
Premier Solutions Standard (Series A) | MassMutualRetireSMARTbyJPMorgan2055FundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2055
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan 2055 Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	18.88%
Average Annual Total Returns, 5 Years [Percent]	10.15%
Average Annual Total Returns, 10 Years [Percent]	6.88%
Premier Solutions Standard (Series A) | MassMutualRetireSMARTbyJPMorgan2060FundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2060
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan 2060 Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	18.75%
Average Annual Total Returns, 5 Years [Percent]	10.14%
Average Annual Total Returns, 10 Years [Percent]	8.14%
Premier Solutions Standard (Series A) | MassMutualRetireSMARTbyJPMorganinRetirementFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date Retirement
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan in Retirement Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	10.94%
Average Annual Total Returns, 5 Years [Percent]	4.92%
Average Annual Total Returns, 10 Years [Percent]	3.46%
Premier Solutions Standard (Series A) | MassMutualRetireSMARTbyJPMorganinRetirementFundClassSVCMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date Retirement
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan in Retirement Fund - Class SVC* (Closed to Contracts issued on or about 5/1/2014)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	11.14%
Average Annual Total Returns, 5 Years [Percent]	5.19%
Average Annual Total Returns, 10 Years [Percent]	3.72%
Premier Solutions Standard (Series A) | MassMutualSelectTRowePriceRetirement2005FundClassM3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2000-2010
Portfolio Company Name [Text Block]	MassMutual Select T. Rowe Price Retirement 2005 Fund - Class M3*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	11.26%
Average Annual Total Returns, 5 Years [Percent]	5.43%
Average Annual Total Returns, 10 Years [Percent]	3.98%
Premier Solutions Standard (Series A) | MassMutualSelectTRowePriceRetirement2010FundClassM3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2000-2010
Portfolio Company Name [Text Block]	MassMutual Select T. Rowe Price Retirement 2010 Fund - Class M3*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	11.83%
Average Annual Total Returns, 5 Years [Percent]	5.90%
Average Annual Total Returns, 10 Years [Percent]	4.29%
Premier Solutions Standard (Series A) | MassMutualSelectTRowePriceRetirement2015FundClassM3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2015
Portfolio Company Name [Text Block]	MassMutual Select T. Rowe Price Retirement 2015 Fund - Class M3*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	12.37%
Average Annual Total Returns, 5 Years [Percent]	6.43%
Average Annual Total Returns, 10 Years [Percent]	4.59%
Premier Solutions Standard (Series A) | MassMutualSelectTRowePriceRetirement2020FundClassM3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2020
Portfolio Company Name [Text Block]	MassMutual Select T. Rowe Price Retirement 2020 Fund - Class M3*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	12.94%
Average Annual Total Returns, 5 Years [Percent]	7.07%
Average Annual Total Returns, 10 Years [Percent]	4.92%
Premier Solutions Standard (Series A) | MassMutualSelectTRowePriceRetirement2025FundClassM3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2025
Portfolio Company Name [Text Block]	MassMutual Select T. Rowe Price Retirement 2025 Fund - Class M3*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	13.92%
Average Annual Total Returns, 5 Years [Percent]	7.85%
Average Annual Total Returns, 10 Years [Percent]	5.37%
Premier Solutions Standard (Series A) | MassMutualSelectTRowePriceRetirement2030FundClassM3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2030
Portfolio Company Name [Text Block]	MassMutual Select T. Rowe Price Retirement 2030 Fund - Class M3*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	15.70%
Average Annual Total Returns, 5 Years [Percent]	8.65%
Average Annual Total Returns, 10 Years [Percent]	5.87%
Premier Solutions Standard (Series A) | MassMutualSelectTRowePriceRetirement2035FundClassM3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2035
Portfolio Company Name [Text Block]	MassMutual Select T. Rowe Price Retirement 2035 Fund - Class M3*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	17.56%
Average Annual Total Returns, 5 Years [Percent]	9.46%
Average Annual Total Returns, 10 Years [Percent]	6.38%
Premier Solutions Standard (Series A) | MassMutualSelectTRowePriceRetirement2040FundClassM3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2040
Portfolio Company Name [Text Block]	MassMutual Select T. Rowe Price Retirement 2040 Fund - Class M3*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	18.99%
Average Annual Total Returns, 5 Years [Percent]	10.12%
Average Annual Total Returns, 10 Years [Percent]	6.81%
Premier Solutions Standard (Series A) | MassMutualSelectTRowePriceRetirement2045FundClassM3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2045
Portfolio Company Name [Text Block]	MassMutual Select T. Rowe Price Retirement 2045 Fund - Class M3*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	19.90%
Average Annual Total Returns, 5 Years [Percent]	10.58%
Average Annual Total Returns, 10 Years [Percent]	7.12%
Premier Solutions Standard (Series A) | MassMutualSelectTRowePriceRetirement2050FundClassM3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2050
Portfolio Company Name [Text Block]	MassMutual Select T. Rowe Price Retirement 2050 Fund - Class M3*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	20.18%
Average Annual Total Returns, 5 Years [Percent]	10.64%
Average Annual Total Returns, 10 Years [Percent]	7.17%
Premier Solutions Standard (Series A) | MassMutualSelectTRowePriceRetirement2055FundClassM3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2055
Portfolio Company Name [Text Block]	MassMutual Select T. Rowe Price Retirement 2055 Fund - Class M3*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	20.25%
Average Annual Total Returns, 5 Years [Percent]	10.62%
Average Annual Total Returns, 10 Years [Percent]	7.15%
Premier Solutions Standard (Series A) | MassMutualSelectTRowePriceRetirement2060FundClassM3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2060
Portfolio Company Name [Text Block]	MassMutual Select T. Rowe Price Retirement 2060 Fund - Class M3*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	20.23%
Average Annual Total Returns, 5 Years [Percent]	10.62%
Average Annual Total Returns, 10 Years [Percent]	7.15%
Premier Solutions Standard (Series A) | MassMutualSelectTRowePriceRetirementBalancedFundClassM3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Moderately Conservative Allocation
Portfolio Company Name [Text Block]	MassMutual Select T. Rowe Price Retirement Balanced Fund - Class M3*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	10.73%
Average Annual Total Returns, 5 Years [Percent]	5.60%
Average Annual Total Returns, 10 Years [Percent]	4.09%
Premier Solutions Standard (Series A) | MassMutualSrategicBondFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	MassMutual Strategic Bond Fund - Class R4
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Brandywine Global Investment Mgmt, LLC; Western Asset Management Company, LLC; Western Asset Management CO LTD
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	6.12%
Average Annual Total Returns, 5 Years [Percent]	1.23%
Average Annual Total Returns, 10 Years [Percent]	2.02%
Premier Solutions Standard (Series A) | MassMutualTotalReturnBondFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	MassMutual Total Return Bond Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Metropolitan West Asset Management, LLC.
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	5.25%
Average Annual Total Returns, 5 Years [Percent]	0.88%
Average Annual Total Returns, 10 Years [Percent]	1.34%
Premier Solutions Standard (Series A) | MFSCoreEquityFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	MFS® Core Equity Fund - Class R3* (Closed to Contracts issued on or about 5/1/2009)
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	22.87%
Average Annual Total Returns, 5 Years [Percent]	14.90%
Average Annual Total Returns, 10 Years [Percent]	11.38%
Premier Solutions Standard (Series A) | MFSGovernmentSecuritiesFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Government
Portfolio Company Name [Text Block]	MFS® Government Securities Fund - Class R3*
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	3.95%
Average Annual Total Returns, 5 Years [Percent]	0.11%
Average Annual Total Returns, 10 Years [Percent]	0.81%
Premier Solutions Standard (Series A) | MFSGrowthFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	MFS® Growth Fund - Class R3*
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	35.79%
Average Annual Total Returns, 5 Years [Percent]	15.71%
Average Annual Total Returns, 10 Years [Percent]	12.65%
Premier Solutions Standard (Series A) | MFSInternationalIntrinsicValueFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	MFS® International Intrinsic Value Fund - Class R3*
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	17.60%
Average Annual Total Returns, 5 Years [Percent]	8.47%
Average Annual Total Returns, 10 Years [Percent]	6.84%
Premier Solutions Standard (Series A) | MFSInternationalNewDiscoveryFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Small/Mid Growth
Portfolio Company Name [Text Block]	MFS® International New Discovery Fund - Class R3* (Closed to Contracts issued on or about 9/1/2006)
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.31%
Average Annual Total Returns, 1 Year [Percent]	12.77%
Average Annual Total Returns, 5 Years [Percent]	5.19%
Average Annual Total Returns, 10 Years [Percent]	4.22%
Premier Solutions Standard (Series A) | MFSNewDiscoveryFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	MFS® New Discovery Fund - Class R3*
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.29%
Average Annual Total Returns, 1 Year [Percent]	13.97%
Average Annual Total Returns, 5 Years [Percent]	10.52%
Average Annual Total Returns, 10 Years [Percent]	7.23%
Premier Solutions Standard (Series A) | MFSResearchInternationalFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	MFS® Research International Fund - Class R3*
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	13.10%
Average Annual Total Returns, 5 Years [Percent]	8.45%
Average Annual Total Returns, 10 Years [Percent]	4.04%
Premier Solutions Standard (Series A) | MFSTechnologyFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Technology
Portfolio Company Name [Text Block]	MFS® Technology Fund - Class R3*
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	53.89%
Average Annual Total Returns, 5 Years [Percent]	17.15%
Average Annual Total Returns, 10 Years [Percent]	15.12%
Premier Solutions Standard (Series A) | MFSTotalReturnBondFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	MFS® Total Return Bond Fund - Class R3*
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	6.95%
Average Annual Total Returns, 5 Years [Percent]	1.61%
Average Annual Total Returns, 10 Years [Percent]	1.88%
Premier Solutions Standard (Series A) | MFSTotalReturnFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Moderate Allocation
Portfolio Company Name [Text Block]	MFS® Total Return Fund - Class R3
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	10.29%
Average Annual Total Returns, 5 Years [Percent]	8.41%
Average Annual Total Returns, 10 Years [Percent]	6.39%
Premier Solutions Standard (Series A) | MFSUtilitiesFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Utilities
Portfolio Company Name [Text Block]	MFS® Utilities Fund - Class R3*
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	(2.22%)
Average Annual Total Returns, 5 Years [Percent]	8.16%
Average Annual Total Returns, 10 Years [Percent]	6.23%
Premier Solutions Standard (Series A) | MFSValueFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	MFS® Value Fund - Class R3*
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	7.92%
Average Annual Total Returns, 5 Years [Percent]	11.24%
Average Annual Total Returns, 10 Years [Percent]	8.41%
Premier Solutions Standard (Series A) | MMSandP500IndexFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	MM S&P 500® Index Fund - Class R4
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Northern Trust Investments Inc
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	25.48%
Average Annual Total Returns, 5 Years [Percent]	15.00%
Average Annual Total Returns, 10 Years [Percent]	11.35%
Premier Solutions Standard (Series A) | NeubergerBermanSustainableEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Neuberger Berman Sustainable Equity Fund - Class A
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	26.53%
Average Annual Total Returns, 5 Years [Percent]	13.64%
Average Annual Total Returns, 10 Years [Percent]	9.77%
Premier Solutions Standard (Series A) | NorthSquareSpectrumAlphaFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	North Square Spectrum Alpha Fund - Class A
Portfolio Company Adviser [Text Block]	North Square Investments, LLC
Portfolio Company Subadviser [Text Block]	NSI Retail Advisors, LLC
Current Expenses [Percent]	2.26%
Average Annual Total Returns, 1 Year [Percent]	24.70%
Average Annual Total Returns, 5 Years [Percent]	9.77%
Average Annual Total Returns, 10 Years [Percent]	6.01%
Premier Solutions Standard (Series A) | NuveenDividendGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Nuveen Dividend Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Nuveen Fund Advisors, LLC.
Portfolio Company Subadviser [Text Block]	Nuveen Asset Management, LLC
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	14.79%
Average Annual Total Returns, 5 Years [Percent]	13.61%
Average Annual Total Returns, 10 Years [Percent]	10.20%
Premier Solutions Standard (Series A) | NuveenInternationalValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Value
Portfolio Company Name [Text Block]	Nuveen International Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Nuveen Fund Advisors, LLC.
Portfolio Company Subadviser [Text Block]	Nuveen Asset Management, LLC
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	20.31%
Average Annual Total Returns, 5 Years [Percent]	8.46%
Average Annual Total Returns, 10 Years [Percent]	3.51%
Premier Solutions Standard (Series A) | PGIMJennisonFocusedGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	PGIM Jennison Focused Growth Fund - Class A*
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	52.29%
Average Annual Total Returns, 5 Years [Percent]	16.06%
Average Annual Total Returns, 10 Years [Percent]	13.00%
Premier Solutions Standard (Series A) | PGIMJennisonMidCapGrowthFundIncClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	PGIM Jennison Mid-Cap Growth Fund, Inc. - Class A
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	20.18%
Average Annual Total Returns, 5 Years [Percent]	14.66%
Average Annual Total Returns, 10 Years [Percent]	9.36%
Premier Solutions Standard (Series A) | PGIMJennisonNaturalResourcesFundIncClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Natural Resources
Portfolio Company Name [Text Block]	PGIM Jennison Natural Resources Fund, Inc. - Class A
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC
Current Expenses [Percent]	1.27%
Average Annual Total Returns, 1 Year [Percent]	(2.18%)
Average Annual Total Returns, 5 Years [Percent]	14.95%
Average Annual Total Returns, 10 Years [Percent]	1.43%
Premier Solutions Standard (Series A) | PIMCOEmergingMarketsBondFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Emerging Markets Bond
Portfolio Company Name [Text Block]	PIMCO Emerging Markets Bond Fund - Class A
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	1.30%
Average Annual Total Returns, 1 Year [Percent]	11.68%
Average Annual Total Returns, 5 Years [Percent]	1.99%
Average Annual Total Returns, 10 Years [Percent]	2.62%
Premier Solutions Standard (Series A) | PIMCORealReturnFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Inflation-Protected Bond
Portfolio Company Name [Text Block]	PIMCO Real Return Fund - Class A
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	3.33%
Average Annual Total Returns, 5 Years [Percent]	2.87%
Average Annual Total Returns, 10 Years [Percent]	1.97%
Premier Solutions Standard (Series A) | PIMCOTotalReturnFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	PIMCO Total Return Fund - Class A
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	5.94%
Average Annual Total Returns, 5 Years [Percent]	0.97%
Average Annual Total Returns, 10 Years [Percent]	1.57%
Premier Solutions Standard (Series A) | PioneerEquityIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Pioneer Equity Income Fund - Class A
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	7.00%
Average Annual Total Returns, 5 Years [Percent]	9.32%
Average Annual Total Returns, 10 Years [Percent]	8.19%
Premier Solutions Standard (Series A) | PioneerFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Pioneer Fund - Class A
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	28.32%
Average Annual Total Returns, 5 Years [Percent]	16.73%
Average Annual Total Returns, 10 Years [Percent]	12.05%
Premier Solutions Standard (Series A) | PioneerFundamentalGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Pioneer Fundamental Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	32.48%
Average Annual Total Returns, 5 Years [Percent]	17.38%
Average Annual Total Returns, 10 Years [Percent]	13.00%
Premier Solutions Standard (Series A) | PioneerGlobalSustainableEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Value
Portfolio Company Name [Text Block]	Pioneer Global Sustainable Equity Fund - Class A*
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	16.24%
Average Annual Total Returns, 5 Years [Percent]	13.70%
Average Annual Total Returns, 10 Years [Percent]	8.49%
Premier Solutions Standard (Series A) | PioneerHighYieldFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund High Yield Bond
Portfolio Company Name [Text Block]	Pioneer High Yield Fund - Class A*
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	10.44%
Average Annual Total Returns, 5 Years [Percent]	4.13%
Average Annual Total Returns, 10 Years [Percent]	3.28%
Premier Solutions Standard (Series A) | PioneerMidCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Pioneer Mid Cap Value Fund - Class A
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	12.16%
Average Annual Total Returns, 5 Years [Percent]	12.46%
Average Annual Total Returns, 10 Years [Percent]	7.35%
Premier Solutions Standard (Series A) | PioneerSelectMidCapGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Pioneer Select Mid Cap Growth Fund - Class A (Closed to Contracts issued on or about 9/1/2009)
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	18.06%
Average Annual Total Returns, 5 Years [Percent]	10.46%
Average Annual Total Returns, 10 Years [Percent]	8.58%
Premier Solutions Standard (Series A) | PioneerStrategicIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Multisector Bond
Portfolio Company Name [Text Block]	Pioneer Strategic Income Fund - Class A
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	7.76%
Average Annual Total Returns, 5 Years [Percent]	2.61%
Average Annual Total Returns, 10 Years [Percent]	2.67%
Premier Solutions Standard (Series A) | PutnamCoreEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Putnam Core Equity Fund - Class A
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Putnam Investments Limited
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	27.68%
Average Annual Total Returns, 5 Years [Percent]	16.74%
Average Annual Total Returns, 10 Years [Percent]	11.87%
Premier Solutions Standard (Series A) | PutnamInternationalCapitalOpportunitiesFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Small/Mid Blend
Portfolio Company Name [Text Block]	Putnam International Capital Opportunities Fund - Class A
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	The Putnam Advisory Company, LLC; Putnam Investments Limited
Current Expenses [Percent]	1.58%
Average Annual Total Returns, 1 Year [Percent]	15.22%
Average Annual Total Returns, 5 Years [Percent]	8.38%
Average Annual Total Returns, 10 Years [Percent]	3.75%
Premier Solutions Standard (Series A) | PutnamLargeCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Putnam Large Cap Value Fund - Class A
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Putnam Investments Limited
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	15.40%
Average Annual Total Returns, 5 Years [Percent]	14.30%
Average Annual Total Returns, 10 Years [Percent]	10.12%
Premier Solutions Standard (Series A) | PutnamSmallCapGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	Putnam Small Cap Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Putnam Investments Limited
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	22.87%
Average Annual Total Returns, 5 Years [Percent]	15.43%
Average Annual Total Returns, 10 Years [Percent]	9.94%
Premier Solutions Standard (Series A) | PutnamSustainableLeadersFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Putnam Sustainable Leaders Fund - Class A
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Putnam Investments Limited
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	26.25%
Average Annual Total Returns, 5 Years [Percent]	15.97%
Average Annual Total Returns, 10 Years [Percent]	12.54%
Premier Solutions Standard (Series A) | RoyceSmallCapTotalReturnFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Royce Small-Cap Total Return Fund - Service Class*
Portfolio Company Adviser [Text Block]	Royce & Associates, LP
Current Expenses [Percent]	1.53%
Average Annual Total Returns, 1 Year [Percent]	23.85%
Average Annual Total Returns, 5 Years [Percent]	11.36%
Average Annual Total Returns, 10 Years [Percent]	7.11%
Premier Solutions Standard (Series A) | RoyceSmallCapValueFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Royce Small-Cap Value Fund - Service Class*
Portfolio Company Adviser [Text Block]	Royce & Associates, LP
Current Expenses [Percent]	1.49%
Average Annual Total Returns, 1 Year [Percent]	26.08%
Average Annual Total Returns, 5 Years [Percent]	9.96%
Average Annual Total Returns, 10 Years [Percent]	5.34%
Premier Solutions Standard (Series A) | RussellLifePointsBalancedStrategyFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Moderate Allocation
Portfolio Company Name [Text Block]	Russell LifePoints® Balanced Strategy Fund - Class R4*
Portfolio Company Adviser [Text Block]	Russell Investment Management, LLC
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	14.19%
Average Annual Total Returns, 5 Years [Percent]	5.26%
Average Annual Total Returns, 10 Years [Percent]	4.02%
Premier Solutions Standard (Series A) | RussellLifePointsConservativeStrategyFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Conservative Allocation
Portfolio Company Name [Text Block]	Russell LifePoints®Conservative Strategy Fund - Class R4*
Portfolio Company Adviser [Text Block]	Russell Investment Management, LLC
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	7.94%
Average Annual Total Returns, 5 Years [Percent]	2.06%
Average Annual Total Returns, 10 Years [Percent]	2.09%
Premier Solutions Standard (Series A) | RussellLifePointsEquityGrowthStrategyFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Moderately Aggressive Allocation
Portfolio Company Name [Text Block]	Russell LifePoints® Equity Growth Strategy Fund - Class R4*
Portfolio Company Adviser [Text Block]	Russell Investment Management, LLC
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	19.02%
Average Annual Total Returns, 5 Years [Percent]	8.10%
Average Annual Total Returns, 10 Years [Percent]	5.47%
Premier Solutions Standard (Series A) | RussellLifePointsGrowthStrategyFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Moderately Aggressive Allocation
Portfolio Company Name [Text Block]	Russell LifePoints® Growth Strategy Fund - Class R4*
Portfolio Company Adviser [Text Block]	Russell Investment Management, LLC
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	17.42%
Average Annual Total Returns, 5 Years [Percent]	7.28%
Average Annual Total Returns, 10 Years [Percent]	5.06%
Premier Solutions Standard (Series A) | RussellLifePointsModerateStrategyFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Moderately Conservative Allocation
Portfolio Company Name [Text Block]	Russell LifePoints®Moderate Strategy Fund - Class R4*
Portfolio Company Adviser [Text Block]	Russell Investment Management, LLC
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	11.01%
Average Annual Total Returns, 5 Years [Percent]	3.15%
Average Annual Total Returns, 10 Years [Percent]	2.94%
Premier Solutions Standard (Series A) | TRowePriceEquityIncomeFundClassRMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	T. Rowe Price Equity Income Fund - Class R
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.23%
Average Annual Total Returns, 1 Year [Percent]	9.06%
Average Annual Total Returns, 5 Years [Percent]	10.69%
Average Annual Total Returns, 10 Years [Percent]	7.38%
Premier Solutions Standard (Series A) | TRowePriceGrowthStockFundClassRMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	T. Rowe Price Growth Stock Fund - Class R
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	44.52%
Average Annual Total Returns, 5 Years [Percent]	12.74%
Average Annual Total Returns, 10 Years [Percent]	11.13%
Premier Solutions Standard (Series A) | TRowePriceRetirement2010FundRClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2000-2010
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2010 Fund - R Class
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	11.85%
Average Annual Total Returns, 5 Years [Percent]	5.91%
Average Annual Total Returns, 10 Years [Percent]	4.56%
Premier Solutions Standard (Series A) | TRowePriceRetirement2015FundRClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2015
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2015 Fund - R Class
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	12.34%
Average Annual Total Returns, 5 Years [Percent]	6.48%
Average Annual Total Returns, 10 Years [Percent]	5.01%
Premier Solutions Standard (Series A) | TRowePriceRetirement2020FundRClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2020
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2020 Fund - R Class
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	12.92%
Average Annual Total Returns, 5 Years [Percent]	7.11%
Average Annual Total Returns, 10 Years [Percent]	5.52%
Premier Solutions Standard (Series A) | TRowePriceRetirement2025FundRClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2025
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2025 Fund - R Class
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	13.97%
Average Annual Total Returns, 5 Years [Percent]	7.90%
Average Annual Total Returns, 10 Years [Percent]	6.05%
Premier Solutions Standard (Series A) | TRowePriceRetirement2030FundRClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2030
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2030 Fund - R Class
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	15.72%
Average Annual Total Returns, 5 Years [Percent]	8.70%
Average Annual Total Returns, 10 Years [Percent]	6.59%
Premier Solutions Standard (Series A) | TRowePriceRetirement2035FundRClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2035
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2035 Fund - R Class
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	17.58%
Average Annual Total Returns, 5 Years [Percent]	9.50%
Average Annual Total Returns, 10 Years [Percent]	7.05%
Premier Solutions Standard (Series A) | TRowePriceRetirement2040FundRClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2040
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2040 Fund - R Class
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	18.95%
Average Annual Total Returns, 5 Years [Percent]	10.14%
Average Annual Total Returns, 10 Years [Percent]	7.42%
Premier Solutions Standard (Series A) | TRowePriceRetirement2045FundRClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2045
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2045 Fund - R Class
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	19.89%
Average Annual Total Returns, 5 Years [Percent]	10.62%
Average Annual Total Returns, 10 Years [Percent]	7.67%
Premier Solutions Standard (Series A) | TRowePriceRetirement2050FundRClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2050
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2050 Fund - R Class
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	20.11%
Average Annual Total Returns, 5 Years [Percent]	10.68%
Average Annual Total Returns, 10 Years [Percent]	7.71%
Premier Solutions Standard (Series A) | TRowePriceRetirement2055FundRClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2055
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2055 Fund - R Class
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	20.14%
Average Annual Total Returns, 5 Years [Percent]	10.64%
Average Annual Total Returns, 10 Years [Percent]	7.67%
Premier Solutions Standard (Series A) | TRowePriceRetirement2060FundRClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2060
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2060 Fund - R Class
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	20.22%
Average Annual Total Returns, 5 Years [Percent]	10.65%
Average Annual Total Returns, 10 Years [Percent]	8.13%
Premier Solutions Standard (Series A) | TRowePriceRetirementBalancedFundRClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Moderately Conservative Allocation
Portfolio Company Name [Text Block]	T. Rowe Price Retirement Balanced Fund - R Class
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	10.86%
Average Annual Total Returns, 5 Years [Percent]	5.64%
Average Annual Total Returns, 10 Years [Percent]	4.16%
Premier Solutions Standard (Series A) | TempletonDevelopingMarketsTrustClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Diversified Emerging Mkts
Portfolio Company Name [Text Block]	Templeton Developing Markets Trust - Class A*
Portfolio Company Adviser [Text Block]	Templeton Asset Management Ltd.
Portfolio Company Subadviser [Text Block]	Franklin Templeton Inv Mgmt Ltd
Current Expenses [Percent]	1.39%
Average Annual Total Returns, 1 Year [Percent]	12.33%
Average Annual Total Returns, 5 Years [Percent]	4.30%
Average Annual Total Returns, 10 Years [Percent]	2.35%
Premier Solutions Standard (Series A) | TempletonGlobalBondFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Bond
Portfolio Company Name [Text Block]	Templeton Global Bond Fund - Class A*
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	2.43%
Average Annual Total Returns, 5 Years [Percent]	(2.57%)
Average Annual Total Returns, 10 Years [Percent]	(0.62%)
Premier Solutions Standard (Series A) | TempletonGrowthFundIncClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Blend
Portfolio Company Name [Text Block]	Templeton Growth Fund, Inc. - Class A
Portfolio Company Adviser [Text Block]	Templeton Global Advisors Limited
Portfolio Company Subadviser [Text Block]	Templeton Asset Management Ltd.
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	20.98%
Average Annual Total Returns, 5 Years [Percent]	6.40%
Average Annual Total Returns, 10 Years [Percent]	3.22%
Premier Solutions Standard (Series A) | ThornburgInternationalEquityFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Thornburg International Equity Fund - Class R3* (Closed to Contracts issued on or about 5/1/2009)
Portfolio Company Adviser [Text Block]	Thornburg Investment Management Inc
Current Expenses [Percent]	1.36%
Average Annual Total Returns, 1 Year [Percent]	15.45%
Average Annual Total Returns, 5 Years [Percent]	9.95%
Average Annual Total Returns, 10 Years [Percent]	4.47%
Premier Solutions Standard (Series A) | ThornburgInternationalEquityFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Thornburg International Equity Fund - Class R4*
Portfolio Company Adviser [Text Block]	Thornburg Investment Management Inc
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	15.70%
Average Annual Total Returns, 5 Years [Percent]	10.18%
Average Annual Total Returns, 10 Years [Percent]	4.68%
Premier Solutions Standard (Series A) | ThornburgSmallMidCapCoreFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Thornburg Small/Mid Cap Core Fund - Class R3* (Closed to Contracts issued on or about 5/1/2009)
Portfolio Company Adviser [Text Block]	Thornburg Investment Management Inc
Current Expenses [Percent]	1.31%
Average Annual Total Returns, 1 Year [Percent]	13.19%
Average Annual Total Returns, 5 Years [Percent]	8.34%
Average Annual Total Returns, 10 Years [Percent]	7.42%
Premier Solutions Standard (Series A) | ThornburgSmallMidCapCoreFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Thornburg Small/Mid Cap Core Fund - Class R4*
Portfolio Company Adviser [Text Block]	Thornburg Investment Management Inc
Current Expenses [Percent]	1.21%
Average Annual Total Returns, 1 Year [Percent]	13.32%
Average Annual Total Returns, 5 Years [Percent]	8.44%
Average Annual Total Returns, 10 Years [Percent]	7.52%
Premier Solutions Standard (Series A) | ThornburgSmallMidCapGrowthFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Thornburg Small/Mid Cap Growth Fund - Class R3* (Closed to Contracts issued on or about 5/1/2009)
Portfolio Company Adviser [Text Block]	Thornburg Investment Management Inc
Current Expenses [Percent]	1.46%
Average Annual Total Returns, 1 Year [Percent]	19.54%
Average Annual Total Returns, 5 Years [Percent]	6.45%
Average Annual Total Returns, 10 Years [Percent]	5.13%
Premier Solutions Standard (Series A) | ThornburgSmallMidCapGrowthFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Thornburg Small/Mid Cap Growth Fund - Class R4*
Portfolio Company Adviser [Text Block]	Thornburg Investment Management Inc
Current Expenses [Percent]	1.36%
Average Annual Total Returns, 1 Year [Percent]	19.68%
Average Annual Total Returns, 5 Years [Percent]	6.56%
Average Annual Total Returns, 10 Years [Percent]	5.24%
Premier Solutions Standard (Series A) | TIAACREFBondIndexFundRetirementClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core Bond
Portfolio Company Name [Text Block]	TIAA-CREF Bond Index Fund - Retirement Class
Portfolio Company Adviser [Text Block]	Teachers Advisors LLC
Current Expenses [Percent]	0.32%
Average Annual Total Returns, 1 Year [Percent]	5.48%
Average Annual Total Returns, 5 Years [Percent]	0.72%
Average Annual Total Returns, 10 Years [Percent]	1.44%
Premier Solutions Standard (Series A) | TIAACREFEquityIndexFundRetirementClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	TIAA-CREF Equity Index Fund - Retirement Class
Portfolio Company Adviser [Text Block]	Teachers Advisors LLC
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	25.59%
Average Annual Total Returns, 5 Years [Percent]	14.84%
Average Annual Total Returns, 10 Years [Percent]	11.17%
Premier Solutions Standard (Series A) | TIAACREFLargeCapGrowthIndexFundRetirementClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	TIAA-CREF Large-Cap Growth Index Fund - Retirement Class
Portfolio Company Adviser [Text Block]	Teachers Advisors LLC
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	42.29%
Average Annual Total Returns, 5 Years [Percent]	19.14%
Average Annual Total Returns, 10 Years [Percent]	14.51%
Premier Solutions Standard (Series A) | TIAACREFLargeCapValueIndexFundRetirementClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	TIAA-CREF Large-Cap Value Index Fund - Retirement Class
Portfolio Company Adviser [Text Block]	Teachers Advisors LLC
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	11.15%
Average Annual Total Returns, 5 Years [Percent]	10.61%
Average Annual Total Returns, 10 Years [Percent]	8.09%
Premier Solutions Standard (Series A) | TimothyPlanLargeMidCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Timothy Plan Large/Mid-Cap Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Timothy Partners Ltd
Portfolio Company Subadviser [Text Block]	Westwood Management Corp
Current Expenses [Percent]	1.34%
Average Annual Total Returns, 1 Year [Percent]	13.20%
Average Annual Total Returns, 5 Years [Percent]	12.70%
Average Annual Total Returns, 10 Years [Percent]	8.67%
Premier Solutions Standard (Series A) | UBSGlobalAllocationFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Allocation
Portfolio Company Name [Text Block]	UBS Global Allocation Fund - Class A*
Portfolio Company Adviser [Text Block]	UBS Asset Management (Americas) Inc
Current Expenses [Percent]	1.31%
Average Annual Total Returns, 1 Year [Percent]	9.42%
Average Annual Total Returns, 5 Years [Percent]	5.75%
Average Annual Total Returns, 10 Years [Percent]	4.16%
Premier Solutions Standard (Series A) | UBSUSAllocationFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Moderate Allocation
Portfolio Company Name [Text Block]	UBS U.S. Allocation Fund - Class A
Portfolio Company Adviser [Text Block]	UBS Asset Management (Americas) Inc
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	17.40%
Average Annual Total Returns, 5 Years [Percent]	10.62%
Average Annual Total Returns, 10 Years [Percent]	7.55%
Premier Solutions Standard (Series A) | VictoryDiversifiedStockFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Victory Diversified Stock Fund - Class A
Portfolio Company Adviser [Text Block]	Victory Capital Management Inc.
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	24.70%
Average Annual Total Returns, 5 Years [Percent]	15.13%
Average Annual Total Returns, 10 Years [Percent]	9.49%
Premier Solutions Standard (Series A) | VictorySpecialValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Victory Special Value Fund - Class A
Portfolio Company Adviser [Text Block]	Victory Capital Management Inc.
Current Expenses [Percent]	1.38%
Average Annual Total Returns, 1 Year [Percent]	24.38%
Average Annual Total Returns, 5 Years [Percent]	14.72%
Average Annual Total Returns, 10 Years [Percent]	8.78%
Premier Solutions Standard (Series A) | VictorySycamoreEstablishedValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Victory Sycamore Established Value Fund - Class A
Portfolio Company Adviser [Text Block]	Victory Capital Management Inc.
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	9.95%
Average Annual Total Returns, 5 Years [Percent]	14.22%
Average Annual Total Returns, 10 Years [Percent]	10.62%
Premier Solutions Standard (Series A) | VictorySycamoreSmallCompanyOpportunityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Victory Sycamore Small Company Opportunity Fund - Class A
Portfolio Company Adviser [Text Block]	Victory Capital Management Inc.
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	11.05%
Average Annual Total Returns, 5 Years [Percent]	11.30%
Average Annual Total Returns, 10 Years [Percent]	9.09%
Premier Solutions Standard (Series A) | VictoryMunderMidCapCoreGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Victory Munder Mid-Cap Core Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Victory Capital Management Inc.
Current Expenses [Percent]	1.28%
Average Annual Total Returns, 1 Year [Percent]	14.28%
Average Annual Total Returns, 5 Years [Percent]	11.30%
Average Annual Total Returns, 10 Years [Percent]	7.45%
Premier Solutions Standard (Series A) | VirtusCeredexLargeCapValueEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Virtus Ceredex Large-Cap Value Equity Fund - Class A
Portfolio Company Adviser [Text Block]	Virtus Fund Advisers, LLC
Portfolio Company Subadviser [Text Block]	Ceredex Value Advisors LLC
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	14.57%
Average Annual Total Returns, 5 Years [Percent]	10.67%
Average Annual Total Returns, 10 Years [Percent]	7.63%
Premier Solutions Standard (Series A) | VirtusCeredexMidCapValueEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Virtus Ceredex Mid-Cap Value Equity Fund - Class A
Portfolio Company Adviser [Text Block]	Virtus Fund Advisers, LLC
Portfolio Company Subadviser [Text Block]	Ceredex Value Advisors LLC
Current Expenses [Percent]	1.28%
Average Annual Total Returns, 1 Year [Percent]	10.63%
Average Annual Total Returns, 5 Years [Percent]	9.80%
Average Annual Total Returns, 10 Years [Percent]	7.33%
Premier Solutions Standard (Series A) | VirtusCeredexSmallCapValueEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	Virtus Ceredex Small-Cap Value Equity Fund - Class A
Portfolio Company Adviser [Text Block]	Virtus Fund Advisers, LLC
Portfolio Company Subadviser [Text Block]	Ceredex Value Advisors LLC
Current Expenses [Percent]	1.46%
Average Annual Total Returns, 1 Year [Percent]	14.30%
Average Annual Total Returns, 5 Years [Percent]	8.94%
Average Annual Total Returns, 10 Years [Percent]	6.13%
Premier Solutions Standard (Series A) | VirtusNFJDividendValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Virtus NFJ Dividend Value Fund - Class A
Portfolio Company Adviser [Text Block]	Virtus Investment Advisers, Inc.
Portfolio Company Subadviser [Text Block]	NFJ Investment Group LLC - Dallas
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	19.14%
Average Annual Total Returns, 5 Years [Percent]	9.94%
Average Annual Total Returns, 10 Years [Percent]	6.85%
Premier Solutions Standard (Series A) | VirtusNFJInternationalValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Value
Portfolio Company Name [Text Block]	Virtus NFJ International Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Virtus Investment Advisers, Inc.
Portfolio Company Subadviser [Text Block]	NFJ Investment Group LLC - Dallas
Current Expenses [Percent]	1.30%
Average Annual Total Returns, 1 Year [Percent]	10.33%
Average Annual Total Returns, 5 Years [Percent]	5.39%
Average Annual Total Returns, 10 Years [Percent]	0.24%
Premier Solutions Standard (Series A) | VirtusNFJSmallCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Virtus NFJ Small-Cap Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Virtus Investment Advisers, Inc.
Portfolio Company Subadviser [Text Block]	NFJ Investment Group LLC - Dallas
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	23.00%
Average Annual Total Returns, 5 Years [Percent]	8.70%
Average Annual Total Returns, 10 Years [Percent]	4.40%
Premier Solutions Standard (Series A) | ParticipantLoanMember
Prospectus:
Name of Benefit [Text Block]	Participant Loan
Purpose of Benefit [Text Block]	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.
Standard Benefit [Flag]	true
Standard Benefit Expense, Maximum [Dollars]	$ 50.00
Brief Restrictions / Limitations [Text Block]	•Must be permitted by the Code and the terms of the Plan.BenefitPurposeWhether Benefit Is Standard or OptionalMaximum FeeRestrictions/Limitations
Name of Benefit [Text Block]	Participant Loan
Operation of Benefit [Text Block]	Participant Loans During the Accumulation Period, a Participant under a Tax-sheltered Annuity plan may request a loan from his or her Participant Account, if permitted by the Plan. Loans from a Participant’s Account may not be available in all states or may be subject to restrictions. When you initiate a loan from your Participant Account, We deduct a loan set-up fee of $50. In addition, while your loan is outstanding, We deduct a $50 annual loan administration fee from your Participant Account on a quarterly basis. We deduct 25 percent of the annual fee on the last Valuation Day of each quarter, or from the proceeds of a full Surrender of your Participant Account. When you take a loan from your Participant Account, for record-keeping purposes, an amount equal to your loan, plus interest, is placed into a loan account. When you make loan repayments, the amount of the loan account decreases until your loan account is re-paid in full. You must pay back your loan according to the payment schedule set by the terms of your loan agreement. The loan agreement describes the terms, conditions, and any fees or charges of your loan. Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Account. The longer a loan is outstanding, the greater the impact on the Participant’s Account is likely to be. Also, if not repaid, the outstanding loan balance will reduce the death benefit otherwise payable to the Beneficiary.
Premier Solutions Standard (Series A) | SystemicWithdrawalOptionMember
Prospectus:
Name of Benefit [Text Block]	Systemic Withdrawal Option
Purpose of Benefit [Text Block]	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Limited to Participants who have terminated their employment with the Employer;•Duration of payments may not extend beyond the Participant’s life expectancy;•A Participant may not elect the Systemic Withdrawal Option if there is an outstanding Loan.
Name of Benefit [Text Block]	Systemic Withdrawal Option
Premier Solutions Standard (Series A) | Standard Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Death Benefit
Purpose of Benefit [Text Block]	If the participant dies during the Accumulation Period, then the type of death benefit paid depends on whether the participant died (a) before age 65, or (b) on or after age 65. If the participant died before age 65, a Minimum Death Benefit is payable to the Beneficiary, which is generally the greater of the greater of (a) the value of the Participant Account and (b) 100% of the Contributions to the Participant Account less prior Surrenders and outstanding Participant loans.If the participant dies on or after age 65, then the Contract pays a death benefit equal to the Participant Account Value, less any outstanding charges and loan balances.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	1.25%
Brief Restrictions / Limitations [Text Block]	•For Minimum Death Benefit, value of Participant account measured on date that all completed paperwork received for all states except IL. In IL, measured on date Due Proof of Death is received.•The deduction of advisory fees will reduce your death benefit.
Name of Benefit [Text Block]	Death Benefit
Operation of Benefit [Text Block]	Death Benefits Determination of the Beneficiary: The Beneficiary is the person or persons designated to receive payment of the death benefit upon the death of the Participant. If no designated Beneficiary remains living at the death of the Participant, the Participant’s estate is the Beneficiary. Death before the Annuity Commencement Date: • Death prior to age 65: If the Participant dies before the Annuity Commencement Date or the Participant’s attainment of age 65 (whichever comes first) the Minimum Death Benefit is payable to the Beneficiary. The Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. For Contracts purchased in Illinois, the Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. To the extent you have Related Contracts under your plan, we may take into consideration corresponding Participant Account values, Contributions, Surrenders, or loan indebtedness in calculating the Minimum Death Benefit. The value of a Participant’s Account on any Valuation Day before the Annuity Commencement Date will be reduced by any applicable Premium Taxes not already deducted. • Death on or after age 65: If the Participant dies before the Annuity Commencement Date but on or after the Participant’s 65th birthday, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices. For Contracts purchased in Illinois, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death at our Administrative Offices. Calculation of the death benefit: Except for Contracts purchased in Illinois, if the Participant dies before the Annuity Commencement Date, the death benefit will be calculated as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction. The death benefit remains invested in the Separate Account and/or General Account option according to your last instructions until the proceeds are paid or we receive new settlement instructions from the Beneficiary. During the time period between our receipt of Due Proof of Death and our receipt of the completed settlement instructions, the calculated death benefit will be subject to market fluctuations. Upon receipt of complete settlement instructions, we will calculate the payable amount. If the proceeds are taken in a single sum, payment will normally be made within seven days of our receipt of completed settlement instructions. You may apply the death benefit payment to any one of the Annuity payout options (See “Annuity Payout Options”) instead of receiving the death benefit payment in a single sum. An election to receive payment of death benefits under an Annuity payout option must be made before a lump sum settlement and within one year after the death by written notice to us at our Administrative Offices. Proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payouts will become operative unless the initial Annuity payout is at least $20 on either a variable or fixed basis, or $20 on each basis when a combination benefit is elected. The manner in which the Annuity payouts are determined and in which they may vary from month to month are the same as applicable to a Participant’s Account after retirement (See “Contract Value”). Death on or after the Annuity Commencement Date: If the Annuitant dies on or after the Annuity Commencement Date, there may be no payout at death unless the Annuitant has elected an Annuity payout option that permits the Beneficiary to elect to continue Annuity payouts or to receive the computed value.
Premier Solutions Standard (Series A) | Percent125Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	$ 9,198
Surrender Expense, 3 Years, Maximum [Dollars]	16,822
Surrender Expense, 5 Years, Maximum [Dollars]	24,481
Surrender Expense, 10 Years, Maximum [Dollars]	47,504
Annuitized Expense, 1 Year, Maximum [Dollars]	4,684
Annuitized Expense, 3 Years, Maximum [Dollars]	14,095
Annuitized Expense, 5 Years, Maximum [Dollars]	23,565
Annuitized Expense, 10 Years, Maximum [Dollars]	47,504
No Surrender Expense, 1 Year, Maximum [Dollars]	4,684
No Surrender Expense, 3 Years, Maximum [Dollars]	14,095
No Surrender Expense, 5 Years, Maximum [Dollars]	23,565
No Surrender Expense, 10 Years, Maximum [Dollars]	47,504
Premier Solutions Standard (Series A) | Percent105Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	9,003
Surrender Expense, 3 Years, Maximum [Dollars]	16,252
Surrender Expense, 5 Years, Maximum [Dollars]	23,552
Surrender Expense, 10 Years, Maximum [Dollars]	45,844
Annuitized Expense, 1 Year, Maximum [Dollars]	4,479
Annuitized Expense, 3 Years, Maximum [Dollars]	13,505
Annuitized Expense, 5 Years, Maximum [Dollars]	22,626
Annuitized Expense, 10 Years, Maximum [Dollars]	45,844
No Surrender Expense, 1 Year, Maximum [Dollars]	4,479
No Surrender Expense, 3 Years, Maximum [Dollars]	13,505
No Surrender Expense, 5 Years, Maximum [Dollars]	22,626
No Surrender Expense, 10 Years, Maximum [Dollars]	45,844
Premier Solutions Standard (Series A) | Percent085Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	8,808
Surrender Expense, 3 Years, Maximum [Dollars]	15,678
Surrender Expense, 5 Years, Maximum [Dollars]	22,615
Surrender Expense, 10 Years, Maximum [Dollars]	44,151
Annuitized Expense, 1 Year, Maximum [Dollars]	4,274
Annuitized Expense, 3 Years, Maximum [Dollars]	12,913
Annuitized Expense, 5 Years, Maximum [Dollars]	21,678
Annuitized Expense, 10 Years, Maximum [Dollars]	44,151
No Surrender Expense, 1 Year, Maximum [Dollars]	4,274
No Surrender Expense, 3 Years, Maximum [Dollars]	12,913
No Surrender Expense, 5 Years, Maximum [Dollars]	21,678
No Surrender Expense, 10 Years, Maximum [Dollars]	44,151
Premier Solutions Standard (Series A) | Percent075Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	8,711
Surrender Expense, 3 Years, Maximum [Dollars]	15,391
Surrender Expense, 5 Years, Maximum [Dollars]	22,143
Surrender Expense, 10 Years, Maximum [Dollars]	43,291
Annuitized Expense, 1 Year, Maximum [Dollars]	4,171
Annuitized Expense, 3 Years, Maximum [Dollars]	12,616
Annuitized Expense, 5 Years, Maximum [Dollars]	21,201
Annuitized Expense, 10 Years, Maximum [Dollars]	43,291
No Surrender Expense, 1 Year, Maximum [Dollars]	4,171
No Surrender Expense, 3 Years, Maximum [Dollars]	12,616
No Surrender Expense, 5 Years, Maximum [Dollars]	21,201
No Surrender Expense, 10 Years, Maximum [Dollars]	43,291
Premier Solutions Standard (Series A) | Percent065Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	8,614
Surrender Expense, 3 Years, Maximum [Dollars]	15,102
Surrender Expense, 5 Years, Maximum [Dollars]	21,670
Surrender Expense, 10 Years, Maximum [Dollars]	42,422
Annuitized Expense, 1 Year, Maximum [Dollars]	4,069
Annuitized Expense, 3 Years, Maximum [Dollars]	12,319
Annuitized Expense, 5 Years, Maximum [Dollars]	20,722
Annuitized Expense, 10 Years, Maximum [Dollars]	42,422
No Surrender Expense, 1 Year, Maximum [Dollars]	4,069
No Surrender Expense, 3 Years, Maximum [Dollars]	12,319
No Surrender Expense, 5 Years, Maximum [Dollars]	20,722
No Surrender Expense, 10 Years, Maximum [Dollars]	42,422
Premier Solutions Standard (Series A) | Percent050Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	8,468
Surrender Expense, 3 Years, Maximum [Dollars]	14,669
Surrender Expense, 5 Years, Maximum [Dollars]	20,955
Surrender Expense, 10 Years, Maximum [Dollars]	41,102
Annuitized Expense, 1 Year, Maximum [Dollars]	3,915
Annuitized Expense, 3 Years, Maximum [Dollars]	11,871
Annuitized Expense, 5 Years, Maximum [Dollars]	20,000
Annuitized Expense, 10 Years, Maximum [Dollars]	41,102
No Surrender Expense, 1 Year, Maximum [Dollars]	3,915
No Surrender Expense, 3 Years, Maximum [Dollars]	11,871
No Surrender Expense, 5 Years, Maximum [Dollars]	20,000
No Surrender Expense, 10 Years, Maximum [Dollars]	41,102
Premier Solutions Standard (Series A) | Percent035Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	8,321
Surrender Expense, 3 Years, Maximum [Dollars]	14,234
Surrender Expense, 5 Years, Maximum [Dollars]	20,236
Surrender Expense, 10 Years, Maximum [Dollars]	39,762
Annuitized Expense, 1 Year, Maximum [Dollars]	3,761
Annuitized Expense, 3 Years, Maximum [Dollars]	11,422
Annuitized Expense, 5 Years, Maximum [Dollars]	19,273
Annuitized Expense, 10 Years, Maximum [Dollars]	39,762
No Surrender Expense, 1 Year, Maximum [Dollars]	3,761
No Surrender Expense, 3 Years, Maximum [Dollars]	11,422
No Surrender Expense, 5 Years, Maximum [Dollars]	19,273
No Surrender Expense, 10 Years, Maximum [Dollars]	39,762
Premier Solutions Standard (Series A) | Percent015Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	8,127
Surrender Expense, 3 Years, Maximum [Dollars]	13,652
Surrender Expense, 5 Years, Maximum [Dollars]	19,271
Surrender Expense, 10 Years, Maximum [Dollars]	37,944
Annuitized Expense, 1 Year, Maximum [Dollars]	3,556
Annuitized Expense, 3 Years, Maximum [Dollars]	10,821
Annuitized Expense, 5 Years, Maximum [Dollars]	18,297
Annuitized Expense, 10 Years, Maximum [Dollars]	37,944
No Surrender Expense, 1 Year, Maximum [Dollars]	3,556
No Surrender Expense, 3 Years, Maximum [Dollars]	10,821
No Surrender Expense, 5 Years, Maximum [Dollars]	18,297
No Surrender Expense, 10 Years, Maximum [Dollars]	37,944
Premier Solutions Standard (Series A) | Percent000Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	7,981
Surrender Expense, 3 Years, Maximum [Dollars]	13,215
Surrender Expense, 5 Years, Maximum [Dollars]	18,541
Surrender Expense, 10 Years, Maximum [Dollars]	36,555
Annuitized Expense, 1 Year, Maximum [Dollars]	3,402
Annuitized Expense, 3 Years, Maximum [Dollars]	10,369
Annuitized Expense, 5 Years, Maximum [Dollars]	17,559
Annuitized Expense, 10 Years, Maximum [Dollars]	36,555
No Surrender Expense, 1 Year, Maximum [Dollars]	3,402
No Surrender Expense, 3 Years, Maximum [Dollars]	10,369
No Surrender Expense, 5 Years, Maximum [Dollars]	17,559
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 36,555
Premier Solutions State of Connecticut
Prospectus:
Fees and Expenses [Text Block]
FEES AND EXPENSES	LOCATION IN PROSPECTUS
Charges for Early Withdrawals
You do not pay a sales charge at the time you make a Contribution to your Participant Account. But you may pay a Contingent Deferred
Sales Charge (“CDSC”) if you fully or partially surrender your
Participant Account Value during the first five Contract Years. No
CDSC applies in the sixth Contract Year or later.

For example, if you made a withdrawal of $100,000.00 (a partial surrender) from your Participant Account Value during your first
Contract Year, you would pay a maximum CDSC of $5,000.00.
Contract Charges: Contingent Deferred Sales Charge
Transaction Charges
In addition to the Contingent Deferred Surrender Charge, you may be
charged for other transactions. These may include fees to set up and administer a Loan from your Participant Account Value, charges for
Premium Taxes that are imposed by a State or other government entity, or a Transfer Fee for transfers among the Sub-Accounts that exceed twelve transfers in a Contract Year.
Contract Charges: Loan Fees; Premium Taxes; and Transfer Fees
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year. Please refer to your Contract specifications page for information about the specific fees you will pay each year.

The fees and expenses don’t reflect advisory fees that are paid to investment advisors from the Participant Account. If such charges were reflected, such fees and expenses would be higher.
				Fee Table: Participant Transaction Expenses; Annual Contract Expenses; Annual Underlying Funds Operating Expenses
	Annual Fee	Minimum	Maximum
	Base Contract[1]	0%	1.25%
	Investment options (Fund fees and expenses)[2]	0.14%	1.14%
	1 As a percentage of Total Value of Participant Accounts under the Contract. [2] As a percentage of Underlying Fund assets.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

Lowest Annual Cost: $1,277	Highest Annual Cost: $2,123
Assumes: Investment of $100,000 •5% annual appreciation •Least expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals	Assumes: Investment of $100,000 •5% annual appreciation •Most expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals
Other Plan or Participant Charges	Any plan-specific fees.	Fee Table: Participant Transaction Expenses

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals
You do not pay a sales charge at the time you make a Contribution to your Participant Account. But you may pay a Contingent Deferred
Sales Charge (“CDSC”) if you fully or partially surrender your
Participant Account Value during the first five Contract Years. No
CDSC applies in the sixth Contract Year or later.

For example, if you made a withdrawal of $100,000.00 (a partial surrender) from your Participant Account Value during your first
Contract Year, you would pay a maximum CDSC of $5,000.00.
Contract Charges: Contingent Deferred Sales Charge

Surrender Charge Phaseout Period, Years | yr	5
Surrender Charge Example Maximum [Dollars]	$ 5,000.00
Transaction Charges [Text Block]
Transaction Charges
In addition to the Contingent Deferred Surrender Charge, you may be
charged for other transactions. These may include fees to set up and administer a Loan from your Participant Account Value, charges for
Premium Taxes that are imposed by a State or other government entity, or a Transfer Fee for transfers among the Sub-Accounts that exceed twelve transfers in a Contract Year.
Contract Charges: Loan Fees; Premium Taxes; and Transfer Fees

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year. Please refer to your Contract specifications page for information about the specific fees you will pay each year.

The fees and expenses don’t reflect advisory fees that are paid to investment advisors from the Participant Account. If such charges were reflected, such fees and expenses would be higher.
				Fee Table: Participant Transaction Expenses; Annual Contract Expenses; Annual Underlying Funds Operating Expenses
	Annual Fee	Minimum	Maximum
	Base Contract[1]	0%	1.25%
	Investment options (Fund fees and expenses)[2]	0.14%	1.14%
	1 As a percentage of Total Value of Participant Accounts under the Contract. [2] As a percentage of Underlying Fund assets.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

Lowest Annual Cost: $1,277	Highest Annual Cost: $2,123
Assumes: Investment of $100,000 •5% annual appreciation •Least expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals	Assumes: Investment of $100,000 •5% annual appreciation •Most expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals
Other Plan or Participant Charges	Any plan-specific fees.	Fee Table: Participant Transaction Expenses

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	0.00%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.25%
Base Contract (N-4) Footnotes [Text Block]	1 As a percentage of Total Value of Participant Accounts under the Contract.
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.14%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.14%
Investment Options Footnotes [Text Block]	2 As a percentage of Underlying Fund assets.
Lowest and Highest Annual Cost [Table Text Block]
Lowest Annual Cost: $1,277	Highest Annual Cost: $2,123
Assumes: Investment of $100,000 •5% annual appreciation •Least expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals	Assumes: Investment of $100,000 •5% annual appreciation •Most expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals
Other Plan or Participant Charges	Any plan-specific fees.	Fee Table: Participant Transaction Expenses

Lowest Annual Cost [Dollars]	$ 1,277
Highest Annual Cost [Dollars]	$ 2,123
Risks [Table Text Block]
RISKS		LOCATION IN PROSPECTUS
Risk of Loss	You can lose money by investing in this Contract, including loss of principal and prior credited earnings.	Principal Risks
Not a Short Term Investment
The Contract is designed as a long-term accumulation Investment for retirement savings. It is not designed for short term investment and is not appropriate for an investor who needs ready access to cash.
Principal Risks
Risks Associated with Investment Options
•An investment in this Contract is subject to the risk of poor investment performance of the Underlying Funds available under the Contract.
•Each Underlying Fund has its own unique risks.
•You should review the prospectus for each Underlying Fund before making an investment decision.
Principal Risks
Insurance Company Risks
Any obligations, guarantees, and benefits of the Contract are subject to the claims- paying ability of the Talcott Resolution. If Talcott
Resolution experiences financial distress, it may not be able to meet its obligations to you. More information about Talcott Resolution, including its financial strength ratings, is available upon request. You may make such request by calling 844-804-8989 or visiting
https://www.talcottresolution.com
Principal Risks

Investment Restrictions [Text Block]	Talcott may add or remove an Underlying Fund as an investment option under the Contract or to limit its availability to new Contributions or Transfers of Participant Account Value
Optional Benefit Restrictions [Text Block]	Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-account will apply only to amounts remaining in the Sub-accounts. A loan that is not repaid will also reduce the death benefit.If the Participant elects to pay third-party advisory fees out of the Contract, they may be subject to federal and state taxes, and a 10% federal tax penalty may apply if the Participant is under age 59 1∕2.
Tax Implications [Text Block]	•You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.•Because you purchase the Contract through a qualified retirement plan, it does not provide any additional tax benefit.•Earnings on your Contract are generally taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59 1∕2.
Investment Professional Compensation [Text Block]	Your registered representative may receive compensation in the form of commissions for selling this Contract to you. Such compensation may influence your registered representative to recommend this Contract over another investment.
Exchanges [Text Block]	Because this Contract is no longer available for sale, it should not be offered to you in exchange for another annuity contract that you own. But you should be aware, in general, that some investment professionals have a financial incentive to offer you a new contract in place of the one that you own. You should exchange an annuity contract only if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable for you to purchase the new annuity contract rather than continue to own the existing annuity contract.
Item 4. Fee Table [Text Block]	Fee Table The following tables describe the fees and expenses that you, as a Participant, will pay when opening, holding and surrendering amounts from your Participant Account. Please contact your Plan Administrator for information about the specific fees you will pay each year under the Contract. Please note that there may be additional extra-contractual fees and charges that are not reflected in the Fee Tables, such as custodial or advisory fees that are plan and/or Participant specific, and if such costs were reflected, the cost would be higher. Depending on the type of charge, these may reduce your Participant Account Value and/or could have tax consequences. See the Section “Plan Related Expenses” under “Contract Charges” later in this Prospectus. The Contract may be available to third-party intermediaries who may charge you a fee for their services in addition to Contract fees and expenses. If you wish to pay these fees from your Covered Account Value, then the deduction will reduce the death benefit and may be subject to state and federal income taxes and a 10% federal penalty tax may apply if you are under age 59 1∕2. The first table describes the fees and expenses you will pay at the time you make contributions to, withdrawals from, request a Loan from, surrender you Participant Account value, or transfer Participant Account value between Sub-Accounts. State Premium Tax may also be deducted.Participant Transaction Expenses
Sales Load on Premium Payments	None
Maximum Surrender Charge (as a % of each premium payment withdrawn)(1)	5%
Transfer Processing Fee	After the first 12 transfers in a Contract Year, we may charge $5 for each additional transfer during that Contract Year. There is no fee for the first 12 transfers during a Contract Year.
Loan Set-up Fee	$50
The next table describes the fees that you will pay each year during the time that you hold Participant Account value under the Contract (not including Underlying Fund fees and expenses). Annual Contract Expenses
	Maximum Fee	Minimum Fee
Annual Maintenance Fee(2)	$30	$0.00
Base Contract Fee (as a percentage of average daily Sub-Account value)(3)	1.25%	0.00%
Annual Loan Administration Fee(4)	$50.00	$50.00
The next item shows the minimum and maximum total operating expenses charged by the Underlying Funds as of December 31, 2023 that you may pay periodically during the time that you participate in the Contract. A complete list of the Underlying Funds available under the Contract, including their annual expenses, may be found at the back of this Prospectus in Appendix A – Underlying Funds.
Annual Underlying Funds Operating Expenses	Minimum	Maximum
Expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses	0.14%	1.14%
_____________________________________________________________________________________________ (1)We do not deduct a charge for sales expenses from premiums at the time they are paid. However, We may deduct a surrender charge when a premium is withdrawn upon a surrender or partial surrender or applied to certain annuity options during the first five years following the payment of that premium. The surrender charge is calculated as a percentage of the premium payment being withdrawn or annuitized during the applicable Premium Year. The amount of the surrender charge decreases over time, measured from the date the premium payment is credited to the Contract. The surrender charge percentages are shown below.
Premium Years Since Payment of Premium	1	2	3	4	5	6+
Charge (%)	5	4	3	2	1	0
(2)The Annual Maintenance Fee is deducted from each Participant Account on a quarterly basis. The maximum Annual Maintenance Fee is $30.00. The current Annual Maintenance Fee varies with the Average Participant Account Value under the Contract. For Average Participant Account Values between $0 and $19,999.00, the Annual Maintenance Fee is $20.00, for Average Participant Account Values between $20,000.00 and 39,000.00, the Annual Maintenance Fee is $10.00 and for Average Participant Account Values over $40,000.00, the Annual Maintenance Fee is $0.(3)The Base Contract Fee consists of the Mortality and Expense Risk and Administrative Charge, which varies with the total value of Participant Accounts under the Contract. The Mortality and Expense Risk and Administrative Charge is either deducted daily (Method 1) or quarterly (Method 2), depending on which method is selected by your Employer.(4)This fee does not include an interest charged under the terms of the loan.
Transaction Expenses [Table Text Block]	Participant Transaction Expenses
Sales Load on Premium Payments	None
Maximum Surrender Charge (as a % of each premium payment withdrawn)(1)	5%
Transfer Processing Fee	After the first 12 transfers in a Contract Year, we may charge $5 for each additional transfer during that Contract Year. There is no fee for the first 12 transfers during a Contract Year.
Loan Set-up Fee	$50

Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	5.00%
Deferred Sales Load, Footnotes [Text Block]	We do not deduct a charge for sales expenses from premiums at the time they are paid. However, We may deduct a surrender charge when a premium is withdrawn upon a surrender or partial surrender or applied to certain annuity options during the first five years following the payment of that premium. The surrender charge is calculated as a percentage of the premium payment being withdrawn or annuitized during the applicable Premium Year. The amount of the surrender charge decreases over time, measured from the date the premium payment is credited to the Contract. The surrender charge percentages are shown below.
Premium Years Since Payment of Premium	1	2	3	4	5	6+
Charge (%)	5	4	3	2	1	0

Exchange Fee, Maximum [Dollars]	$ 5
Other Transaction Fee, Maximum [Dollars]	$ 50
Annual Contract Expenses [Table Text Block]	Annual Contract Expenses
	Maximum Fee	Minimum Fee
Annual Maintenance Fee(2)	$30	$0.00
Base Contract Fee (as a percentage of average daily Sub-Account value)(3)	1.25%	0.00%
Annual Loan Administration Fee(4)	$50.00	$50.00

Administrative Expense, Maximum [Dollars]	$ 30
Administrative Expense, Minimum [Dollars]	$ 0.00
Administrative Expense, Footnotes [Text Block]	The Annual Maintenance Fee is deducted from each Participant Account on a quarterly basis. The maximum Annual Maintenance Fee is $30.00. The current Annual Maintenance Fee varies with the Average Participant Account Value under the Contract. For Average Participant Account Values between $0 and $19,999.00, the Annual Maintenance Fee is $20.00, for Average Participant Account Values between $20,000.00 and 39,000.00, the Annual Maintenance Fee is $10.00 and for Average Participant Account Values over $40,000.00, the Annual Maintenance Fee is $0.
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.25%
Base Contract Expense (of Average Account Value), Minimum [Percent]	0.00%
Base Contract Expense, Footnotes [Text Block]	The Base Contract Fee consists of the Mortality and Expense Risk and Administrative Charge, which varies with the total value of Participant Accounts under the Contract. The Mortality and Expense Risk and Administrative Charge is either deducted daily (Method 1) or quarterly (Method 2), depending on which method is selected by your Employer.
Other Annual Expense, Maximum [Dollars]	$ 50.00
Other Annual Expense, Minimum [Dollars]	$ 50.00
Other Annual Expense, Footnotes [Text Block]	This fee does not include an interest charged under the terms of the loan.
Annual Portfolio Company Expenses [Table Text Block]
Annual Underlying Funds Operating Expenses	Minimum	Maximum
Expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses	0.14%	1.14%

Portfolio Company Expenses [Text Block]	Expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses
Portfolio Company Expenses Minimum [Percent]	0.14%
Portfolio Company Expenses Maximum [Percent]	1.14%
Item 5. Principal Risks [Table Text Block]	Principal Risks of Investing in the Contract Not a Short Term Investment Vehicle. The Contract is designed for retirement savings or other long-term purposes. It is not appropriate for investors who need ready access to cash. Risks Associated with Underlying Funds. The value of your investment and any returns will depend on the performance of the Underlying Fund(s) you select. You bear the risk of any decline in your Participant Account value resulting from the Underlying Fund(s)’ performance. Company’s Claims Paying Ability. Guarantees and benefits provided by the Talcott Resolution are subject to the financial strength and claims paying ability of the company. If the Talcott experiences financial difficulty, it may not be able to make guaranteed payments that exceed the assets in the Separate Account. Deduction of Third-Party Advisory Fees. Risks relating to the deduction of advisory fees will reduce your Participant Account Value and subject to state and federal income tax, as well as a 10% federal penalty tax if the Participant is under age 59 1/2. Limitations on Surrenders and Withdrawals. During the first five Contract Years we will deduct a Contingent Deferred Surrender Charge if you surrender or take a withdrawal from the Contract. You should purchase the Contract only if you have the ability to keep it in force for a substantial period of time. Contract Suspension. The Contract may be suspended where new Contributions and new Participant Accounts may be prohibited. Tax Consequences. Withdrawals are generally taxable as ordinary income. Withdrawals before age 59 1∕2 may be subject to a tax penalty. Cyber Security and Business Continuity Risk. Our business is highly dependent upon the effective operation of our computer systems and those of our business partners and service providers. Our business is therefore vulnerable to disruptions from utility outages and susceptible to operational and information security risks resulting from system failures and cybersecurity incidents. These risks include, among other things, the theft, misuse, corruption and destruction of electronic data, interference with or denial of service, attacks on systems or websites and other operational disruptions that could severely impede our ability to conduct our business and administer the Contract. Financial services companies and their third-party service providers are increasingly the targets of cyber-attacks involving the encryption of data (e.g., ransomware), disruptions in communications (e.g., denial of service), or unauthorized access to or release of personal or confidential information. In 2023, we were notified of a data security incident involving the MOVEit file transfer system used by numerous financial services companies. A third-party vendor uses that software on our behalf to, among other things, identify the deaths of insured persons and annuitants under life insurance policies and annuity contracts. We notified affected customers as required by law, and we continue to assess and investigate the overall impact of the incident. The techniques used to attack systems and networks change frequently, are becoming more sophisticated, and can originate from a wide variety of sources. The use of remote or flexible work arrangements, remote access tools, and mobile technology has expanded potential targets for cyber-attack. System failures and cybersecurity incidents may adversely affect you and/or your Contract. For instance, a cyber-attack may interfere with our ability to process Contract transactions or calculate Contract values, including Accumulation Unit values, or could result in the release of confidential customer information. Such events could also adversely affect us, as they may result in regulatory fines, financial losses and reputational damage. Cybersecurity incidents may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. Although we take efforts to protect our systems from cybersecurity incidents, there can be no assurance that we or our service providers or the underlying funds will be able to avoid cybersecurity incidents affecting Contract owners in the future. It is possible that a cybersecurity incident could persist for an extended period of time without detection. We are also exposed to risks related to natural and man-made disasters, and other severe events, such as storms, public health crises, terrorist acts, and military actions, any of which could adversely affect our business operations. While we have a business continuity plan and have taken precautions, we cannot assure you that severe events will not result in interruptions to our business operations, particularly if such events affect our computer systems or result in a significant number of our employees becoming unavailable. Interruptions to our business operations may impair our ability to effectively administer the Contract, including our ability to process orders and calculate Contract values. Additionally, our third-party service providers and other third-parties related to our business (such as financial intermediaries or underlying funds) are subject to similar risks. Successful implementation and execution of their business continuity policies and procedures are largely beyond our control. Disruptions to their business operations may impair our own business operations.Cybersecurity incidents may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. Although we take efforts to protect our systems from cybersecurity incidents, there can be no assurance that we or our service providers or the underlying funds will be able to avoid cybersecurity incidents affecting Contract owners in the future. It is possible that a cybersecurity incident could persist for an extended period of time without detection. We are also exposed to risks related to natural and man-made disasters, and other severe events, such as storms, public health crises, terrorist acts, and military actions, any of which could adversely affect our business operations. While we have a business continuity plan and have taken precautions, we cannot assure you that severe events will not result in interruptions to our business operations, particularly if such events affect our computer systems or result in a significant number of our employees becoming unavailable. Interruptions to our business operations may impair our ability to effectively administer the Contract, including our ability to process orders and calculate Contract values. Additionally, our third-party service providers and other third-parties related to our business (such as financial intermediaries or underlying funds) are subject to similar risks. Successful implementation and execution of their business continuity policies and procedures are largely beyond our control. Disruptions to their business operations may impair our own business operations.
Item 10. Benefits Available (N-4) [Text Block]	The above figures are simply to illustrate the calculation of a Variable Annuity and have no bearing on the actual historical record of any Separate Account.Benefits Available Under the Contract The following table summarizes information about the benefits under the Contract.
Benefit	Purpose	Whether Benefit Is Standard or Optional	Maximum Fee	Restrictions/ Limitations
Death Benefit
If the participant dies during
the Accumulation Period,
then the type of death benefit
paid depends on whether the
participant died (a) before
age 65, or (b) on or after
age 65. If the participant died
before age 65, a Minimum
Death Benefit is payable to
the Beneficiary, which is
generally the greater of the
greater of (a) the value of the
Participant Account and
(b) 100% of the
Contributions to the
Participant Account less prior
Surrenders and outstanding
Participant loans.
If the participant dies on or
after age 65, then the
Contract pays a death benefit
equal to the Participant
Account Value, less any
outstanding charges and loan
balances.
Standard
1.25% (Either
deducted via
Method 1 (daily
deduction as a
percentage of net
asset value of
each fund) or
Method 2
(quarterly
deduction as a
percentage of the
average daily
assets of Sub-
Accounts during
calendar quarter),
depending on
which method is
selected by your
Employer)

•For
Minimum
Death
Benefit,
value of
Participant
account
measured on
date that all
completed
paperwork
received for
all states
except IL. In
IL, measured
on date Due
Proof of
Death is
received.
•The
deduction of
advisory fees
will reduce
your death
benefit.

Participant Loan	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	Loan set-up fee of $50.00 and annual loan administration fee of $50.00.	•Must be permitted by the Code and the terms of the Plan.
Benefit	Purpose	Whether Benefit Is Standard or Optional	Maximum Fee	Restrictions/ Limitations
Systemic Withdrawal Option	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	None
•Limited to
Participants
who have
terminated
their
employment
with the
Employer;
•Duration of
payments
may not
extend
beyond the
Participant’s
life
expectancy;
•A Participant
may not
elect the
Systemic
Withdrawal
Option if
there is an
outstanding
Loan.

Benefits Available [Table Text Block]
Benefit	Purpose	Whether Benefit Is Standard or Optional	Maximum Fee	Restrictions/ Limitations
Death Benefit
If the participant dies during
the Accumulation Period,
then the type of death benefit
paid depends on whether the
participant died (a) before
age 65, or (b) on or after
age 65. If the participant died
before age 65, a Minimum
Death Benefit is payable to
the Beneficiary, which is
generally the greater of the
greater of (a) the value of the
Participant Account and
(b) 100% of the
Contributions to the
Participant Account less prior
Surrenders and outstanding
Participant loans.
If the participant dies on or
after age 65, then the
Contract pays a death benefit
equal to the Participant
Account Value, less any
outstanding charges and loan
balances.
Standard
1.25% (Either
deducted via
Method 1 (daily
deduction as a
percentage of net
asset value of
each fund) or
Method 2
(quarterly
deduction as a
percentage of the
average daily
assets of Sub-
Accounts during
calendar quarter),
depending on
which method is
selected by your
Employer)

•For
Minimum
Death
Benefit,
value of
Participant
account
measured on
date that all
completed
paperwork
received for
all states
except IL. In
IL, measured
on date Due
Proof of
Death is
received.
•The
deduction of
advisory fees
will reduce
your death
benefit.

Participant Loan	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	Loan set-up fee of $50.00 and annual loan administration fee of $50.00.	•Must be permitted by the Code and the terms of the Plan.
Benefit	Purpose	Whether Benefit Is Standard or Optional	Maximum Fee	Restrictions/ Limitations
Systemic Withdrawal Option	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	None
•Limited to
Participants
who have
terminated
their
employment
with the
Employer;
•Duration of
payments
may not
extend
beyond the
Participant’s
life
expectancy;
•A Participant
may not
elect the
Systemic
Withdrawal
Option if
there is an
outstanding
Loan.

Name of Benefit [Text Block]	Benefit
Purpose of Benefit [Text Block]	Purpose
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	Restrictions/Limitations
Name of Benefit [Text Block]	Benefit
Item 17. Portfolio Companies (N-4) [Text Block]	Appendix A – Underlying Funds The following is a list of the Underlying Funds currently available under the Contract. In the event more than one Underlying Funds were offered under the Contract, the Underlying Funds available to you may vary by Employer. In such an event, you should refer to your retirement plan documents for a list of Underlying Funds available to you. More information about the Underlying Fund is available in the prospectuses for the Fund, which may be amended from time to time and can be found online at https://plan.empower-retirement.com/plancloudws/fundprospectus. You can also request this information at no cost by calling (844) 804-8989 or sending an email request to participantservices@empower.com. The current expenses and performance information below reflect fees and expenses of the Underlying Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. The past performance of a Fund is not necessarily an indication of future performance.
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Insurance Large Blend	BlackRock S&P 500 Index V.I. Fund - Class I Adviser: BlackRock Advisors LLC Subadviser: N/A	0.14%	26.22%	15.55%	11.80%
US Fund Aggressive Allocation	Franklin Mutual Shares Fund - Class A Adviser: Franklin Mutual Advisers, LLC Subadviser: N/A	1.00%	20.01%	8.94%	5.79%
US Fund Moderate Allocation	Hartford Balanced HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.66%	14.78%	10.26%	7.61%
US Fund Large Blend	Hartford Capital Appreciation HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.67%	20.00%	13.30%	9.27%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	Hartford Dividend and Growth HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.65%	14.18%	13.72%	10.58%
US Fund Small Growth	Hartford Small Company HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.80%	16.74%	11.77%	7.79%
US Fund Large Blend	Hartford Stock HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.51%	7.72%	13.44%	10.69%
US Fund Intermediate Core-Plus Bond	Hartford Total Return Bond HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.50%	6.97%	1.86%	2.32%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Growth	Hartford MidCap HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.73%	14.87%	9.70%	8.77%
US Fund Large Growth	Invesco American Franchise Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.99%	40.91%	16.07%	11.56%
US Fund Large Value	Invesco Diversified Dividend Fund - Investor Class Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.72%	8.86%	9.86%	7.63%
US Fund Moderately Aggressive Allocation	Invesco Equity and Income Fund - Class A* Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.78%	9.99%	9.61%	6.84%
US Fund Intermediate Core Bond	Invesco Intermediate Bond Factor Fund - Class A* Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.52%	6.28%	1.69%	2.01%
US Fund Small Growth	Invesco Small Cap Growth Fund - Investor Class Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.13%	12.75%	8.80%	7.38%
US Fund Global Large- Stock Growth	Janus Henderson Global Research Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	1.07%	26.28%	12.84%	8.56%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	Massachusetts Investors Growth Stock Fund - Class A Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.71%	24.08%	16.72%	12.77%
US Fund Large Blend	MFS® Core Equity Fund - Class A* Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.91%	22.86%	14.90%	11.38%
US Fund Mid-Cap Growth	MFS® Mid Cap Growth Fund - Class A* Adviser: Massachusetts Financial Services Company Subadviser: N/A	1.04%	21.00%	12.84%	10.62%
US Fund Large Value	MFS® Value Fund - Class A* Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.79%	7.89%	11.24%	8.41%
US Fund Foreign Large Value	Templeton Foreign Fund - Class A* Adviser: Templeton Global Advisors Limited Subadviser: N/A	1.10%	19.95%	6.34%	2.27%
*Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.HV-3572
Prospectuses Available [Text Block]	The following is a list of the Underlying Funds currently available under the Contract. In the event more than one Underlying Funds were offered under the Contract, the Underlying Funds available to you may vary by Employer. In such an event, you should refer to your retirement plan documents for a list of Underlying Funds available to you. More information about the Underlying Fund is available in the prospectuses for the Fund, which may be amended from time to time and can be found online at https://plan.empower-retirement.com/plancloudws/fundprospectus. You can also request this information at no cost by calling (844) 804-8989 or sending an email request to participantservices@empower.com. The current expenses and performance information below reflect fees and expenses of the Underlying Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. The past performance of a Fund is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Insurance Large Blend	BlackRock S&P 500 Index V.I. Fund - Class I Adviser: BlackRock Advisors LLC Subadviser: N/A	0.14%	26.22%	15.55%	11.80%
US Fund Aggressive Allocation	Franklin Mutual Shares Fund - Class A Adviser: Franklin Mutual Advisers, LLC Subadviser: N/A	1.00%	20.01%	8.94%	5.79%
US Fund Moderate Allocation	Hartford Balanced HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.66%	14.78%	10.26%	7.61%
US Fund Large Blend	Hartford Capital Appreciation HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.67%	20.00%	13.30%	9.27%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	Hartford Dividend and Growth HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.65%	14.18%	13.72%	10.58%
US Fund Small Growth	Hartford Small Company HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.80%	16.74%	11.77%	7.79%
US Fund Large Blend	Hartford Stock HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.51%	7.72%	13.44%	10.69%
US Fund Intermediate Core-Plus Bond	Hartford Total Return Bond HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.50%	6.97%	1.86%	2.32%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Growth	Hartford MidCap HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.73%	14.87%	9.70%	8.77%
US Fund Large Growth	Invesco American Franchise Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.99%	40.91%	16.07%	11.56%
US Fund Large Value	Invesco Diversified Dividend Fund - Investor Class Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.72%	8.86%	9.86%	7.63%
US Fund Moderately Aggressive Allocation	Invesco Equity and Income Fund - Class A* Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.78%	9.99%	9.61%	6.84%
US Fund Intermediate Core Bond	Invesco Intermediate Bond Factor Fund - Class A* Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.52%	6.28%	1.69%	2.01%
US Fund Small Growth	Invesco Small Cap Growth Fund - Investor Class Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.13%	12.75%	8.80%	7.38%
US Fund Global Large- Stock Growth	Janus Henderson Global Research Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	1.07%	26.28%	12.84%	8.56%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	Massachusetts Investors Growth Stock Fund - Class A Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.71%	24.08%	16.72%	12.77%
US Fund Large Blend	MFS® Core Equity Fund - Class A* Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.91%	22.86%	14.90%	11.38%
US Fund Mid-Cap Growth	MFS® Mid Cap Growth Fund - Class A* Adviser: Massachusetts Financial Services Company Subadviser: N/A	1.04%	21.00%	12.84%	10.62%
US Fund Large Value	MFS® Value Fund - Class A* Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.79%	7.89%	11.24%	8.41%
US Fund Foreign Large Value	Templeton Foreign Fund - Class A* Adviser: Templeton Global Advisors Limited Subadviser: N/A	1.10%	19.95%	6.34%	2.27%

Portfolio Company Objective [Text Block]	UNDERLYINGFUND TYPE
Temporary Fee Reductions, Current Expenses [Text Block]	*Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.HV-3572
Premier Solutions State of Connecticut | NotaShortTermInvestmentMember
Prospectus:
Principal Risk [Text Block]	Not a Short Term Investment Vehicle. The Contract is designed for retirement savings or other long-term purposes. It is not appropriate for investors who need ready access to cash.
Premier Solutions State of Connecticut | InvestmentOptions1RiskMember
Prospectus:
Principal Risk [Text Block]	Risks Associated with Underlying Funds. The value of your investment and any returns will depend on the performance of the Underlying Fund(s) you select. You bear the risk of any decline in your Participant Account value resulting from the Underlying Fund(s)’ performance.
Premier Solutions State of Connecticut | CompanysClaimsPayingAbilityMember
Prospectus:
Principal Risk [Text Block]	Company’s Claims Paying Ability. Guarantees and benefits provided by the Talcott Resolution are subject to the financial strength and claims paying ability of the company. If the Talcott experiences financial difficulty, it may not be able to make guaranteed payments that exceed the assets in the Separate Account.
Premier Solutions State of Connecticut | DeductionThirdPartyAdvisoryFeesMember
Prospectus:
Principal Risk [Text Block]	Deduction of Third-Party Advisory Fees. Risks relating to the deduction of advisory fees will reduce your Participant Account Value and subject to state and federal income tax, as well as a 10% federal penalty tax if the Participant is under age 59 1/2.
Premier Solutions State of Connecticut | LimitationsonSurrendersandWithdrawalsMember
Prospectus:
Principal Risk [Text Block]	Limitations on Surrenders and Withdrawals. During the first five Contract Years we will deduct a Contingent Deferred Surrender Charge if you surrender or take a withdrawal from the Contract. You should purchase the Contract only if you have the ability to keep it in force for a substantial period of time.
Premier Solutions State of Connecticut | ContractSuspensionMember
Prospectus:
Principal Risk [Text Block]	Contract Suspension. The Contract may be suspended where new Contributions and new Participant Accounts may be prohibited.
Premier Solutions State of Connecticut | TaxConsequencesMember
Prospectus:
Principal Risk [Text Block]	Tax Consequences. Withdrawals are generally taxable as ordinary income. Withdrawals before age 59 1∕2 may be subject to a tax penalty.
Premier Solutions State of Connecticut | CyberSecurityandBusinessContinuityRiskMember
Prospectus:
Principal Risk [Text Block]	Cyber Security and Business Continuity Risk. Our business is highly dependent upon the effective operation of our computer systems and those of our business partners and service providers. Our business is therefore vulnerable to disruptions from utility outages and susceptible to operational and information security risks resulting from system failures and cybersecurity incidents. These risks include, among other things, the theft, misuse, corruption and destruction of electronic data, interference with or denial of service, attacks on systems or websites and other operational disruptions that could severely impede our ability to conduct our business and administer the Contract. Financial services companies and their third-party service providers are increasingly the targets of cyber-attacks involving the encryption of data (e.g., ransomware), disruptions in communications (e.g., denial of service), or unauthorized access to or release of personal or confidential information. In 2023, we were notified of a data security incident involving the MOVEit file transfer system used by numerous financial services companies. A third-party vendor uses that software on our behalf to, among other things, identify the deaths of insured persons and annuitants under life insurance policies and annuity contracts. We notified affected customers as required by law, and we continue to assess and investigate the overall impact of the incident. The techniques used to attack systems and networks change frequently, are becoming more sophisticated, and can originate from a wide variety of sources. The use of remote or flexible work arrangements, remote access tools, and mobile technology has expanded potential targets for cyber-attack. System failures and cybersecurity incidents may adversely affect you and/or your Contract. For instance, a cyber-attack may interfere with our ability to process Contract transactions or calculate Contract values, including Accumulation Unit values, or could result in the release of confidential customer information. Such events could also adversely affect us, as they may result in regulatory fines, financial losses and reputational damage. Cybersecurity incidents may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. Although we take efforts to protect our systems from cybersecurity incidents, there can be no assurance that we or our service providers or the underlying funds will be able to avoid cybersecurity incidents affecting Contract owners in the future. It is possible that a cybersecurity incident could persist for an extended period of time without detection. We are also exposed to risks related to natural and man-made disasters, and other severe events, such as storms, public health crises, terrorist acts, and military actions, any of which could adversely affect our business operations. While we have a business continuity plan and have taken precautions, we cannot assure you that severe events will not result in interruptions to our business operations, particularly if such events affect our computer systems or result in a significant number of our employees becoming unavailable. Interruptions to our business operations may impair our ability to effectively administer the Contract, including our ability to process orders and calculate Contract values. Additionally, our third-party service providers and other third-parties related to our business (such as financial intermediaries or underlying funds) are subject to similar risks. Successful implementation and execution of their business continuity policies and procedures are largely beyond our control. Disruptions to their business operations may impair our own business operations.Cybersecurity incidents may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. Although we take efforts to protect our systems from cybersecurity incidents, there can be no assurance that we or our service providers or the underlying funds will be able to avoid cybersecurity incidents affecting Contract owners in the future. It is possible that a cybersecurity incident could persist for an extended period of time without detection. We are also exposed to risks related to natural and man-made disasters, and other severe events, such as storms, public health crises, terrorist acts, and military actions, any of which could adversely affect our business operations. While we have a business continuity plan and have taken precautions, we cannot assure you that severe events will not result in interruptions to our business operations, particularly if such events affect our computer systems or result in a significant number of our employees becoming unavailable. Interruptions to our business operations may impair our ability to effectively administer the Contract, including our ability to process orders and calculate Contract values. Additionally, our third-party service providers and other third-parties related to our business (such as financial intermediaries or underlying funds) are subject to similar risks. Successful implementation and execution of their business continuity policies and procedures are largely beyond our control. Disruptions to their business operations may impair our own business operations.
Premier Solutions State of Connecticut | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	You can lose money by investing in this Contract, including loss of principal and prior credited earnings.
Premier Solutions State of Connecticut | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	The Contract is designed as a long-term accumulation Investment for retirement savings. It is not designed for short term investment and is not appropriate for an investor who needs ready access to cash.
Premier Solutions State of Connecticut | Investment Options Risk [Member]
Prospectus:
Risk [Text Block]	•An investment in this Contract is subject to the risk of poor investment performance of the Underlying Funds available under the Contract.•Each Underlying Fund has its own unique risks.•You should review the prospectus for each Underlying Fund before making an investment decision.
Premier Solutions State of Connecticut | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	Any obligations, guarantees, and benefits of the Contract are subject to the claims- paying ability of the Talcott Resolution. If Talcott Resolution experiences financial distress, it may not be able to meet its obligations to you. More information about Talcott Resolution, including its financial strength ratings, is available upon request. You may make such request by calling 844-804-8989 or visiting https://www.talcottresolution.com
Premier Solutions State of Connecticut | BlackRockSP500IndexVIFundClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	US Insurance Large Blend
Portfolio Company Name [Text Block]	BlackRock S&P 500 Index V.I. Fund - Class I
Portfolio Company Adviser [Text Block]	BlackRock Advisors LLC
Current Expenses [Percent]	0.14%
Average Annual Total Returns, 1 Year [Percent]	26.22%
Average Annual Total Returns, 5 Years [Percent]	15.55%
Average Annual Total Returns, 10 Years [Percent]	11.80%
Premier Solutions State of Connecticut | HartfordDividendandGrowthHLSFundClassIAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Hartford Dividend and Growth HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	14.18%
Average Annual Total Returns, 5 Years [Percent]	13.72%
Average Annual Total Returns, 10 Years [Percent]	10.58%
Premier Solutions State of Connecticut | HartfordMidCapHLSFundClassIAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Hartford MidCap HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	14.87%
Average Annual Total Returns, 5 Years [Percent]	9.70%
Average Annual Total Returns, 10 Years [Percent]	8.77%
Premier Solutions State of Connecticut | HartfordSmallCompanyHLSFundClassIAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	Hartford Small Company HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	16.74%
Average Annual Total Returns, 5 Years [Percent]	11.77%
Average Annual Total Returns, 10 Years [Percent]	7.79%
Premier Solutions State of Connecticut | HartfordTotalReturnBondHLSFundClassIAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	Hartford Total Return Bond HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	6.97%
Average Annual Total Returns, 5 Years [Percent]	1.86%
Average Annual Total Returns, 10 Years [Percent]	2.32%
Premier Solutions State of Connecticut | InvescoEquityandIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Moderately Aggressive Allocation
Portfolio Company Name [Text Block]	Invesco Equity and Income Fund - Class A*
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	9.99%
Average Annual Total Returns, 5 Years [Percent]	9.61%
Average Annual Total Returns, 10 Years [Percent]	6.84%
Premier Solutions State of Connecticut | InvescoIntermediateBondFactorFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core Bond
Portfolio Company Name [Text Block]	Invesco Intermediate Bond Factor Fund - Class A*
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.52%
Average Annual Total Returns, 1 Year [Percent]	6.28%
Average Annual Total Returns, 5 Years [Percent]	1.69%
Average Annual Total Returns, 10 Years [Percent]	2.01%
Premier Solutions State of Connecticut | MassachusettsInvestorsGrowthStockFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Massachusetts Investors Growth Stock Fund - Class A
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	24.08%
Average Annual Total Returns, 5 Years [Percent]	16.72%
Average Annual Total Returns, 10 Years [Percent]	12.77%
Premier Solutions State of Connecticut | TempletonForeignFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Value
Portfolio Company Name [Text Block]	Templeton Foreign Fund - Class A*
Portfolio Company Adviser [Text Block]	Templeton Global Advisors Limited
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	19.95%
Average Annual Total Returns, 5 Years [Percent]	6.34%
Average Annual Total Returns, 10 Years [Percent]	2.27%
Premier Solutions State of Connecticut | FranklinMutualSharesFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Aggressive Allocation
Portfolio Company Name [Text Block]	Franklin Mutual Shares Fund - Class A
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	20.01%
Average Annual Total Returns, 5 Years [Percent]	8.94%
Average Annual Total Returns, 10 Years [Percent]	5.79%
Premier Solutions State of Connecticut | InvescoAmericanFranchiseFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Invesco American Franchise Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	40.91%
Average Annual Total Returns, 5 Years [Percent]	16.07%
Average Annual Total Returns, 10 Years [Percent]	11.56%
Premier Solutions State of Connecticut | HartfordBalancedHLSFundClassIAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Moderate Allocation
Portfolio Company Name [Text Block]	Hartford Balanced HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	14.78%
Average Annual Total Returns, 5 Years [Percent]	10.26%
Average Annual Total Returns, 10 Years [Percent]	7.61%
Premier Solutions State of Connecticut | HartfordCapitalAppreciationHLSFundClassIAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Hartford Capital Appreciation HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	20.00%
Average Annual Total Returns, 5 Years [Percent]	13.30%
Average Annual Total Returns, 10 Years [Percent]	9.27%
Premier Solutions State of Connecticut | HartfordStockHLSFundClassIAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Hartford Stock HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	7.72%
Average Annual Total Returns, 5 Years [Percent]	13.44%
Average Annual Total Returns, 10 Years [Percent]	10.69%
Premier Solutions State of Connecticut | InvescoDiversifiedDividendFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Invesco Diversified Dividend Fund - Investor Class
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	8.86%
Average Annual Total Returns, 5 Years [Percent]	9.86%
Average Annual Total Returns, 10 Years [Percent]	7.63%
Premier Solutions State of Connecticut | InvescoSmallCapGrowthFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	Invesco Small Cap Growth Fund - Investor Class
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	12.75%
Average Annual Total Returns, 5 Years [Percent]	8.80%
Average Annual Total Returns, 10 Years [Percent]	7.38%
Premier Solutions State of Connecticut | JanusHendersonGlobalResearchFundClassSMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Growth
Portfolio Company Name [Text Block]	Janus Henderson Global Research Fund - Class S
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	26.28%
Average Annual Total Returns, 5 Years [Percent]	12.84%
Average Annual Total Returns, 10 Years [Percent]	8.56%
Premier Solutions State of Connecticut | MFSCoreEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	MFS® Core Equity Fund - Class A*
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	22.86%
Average Annual Total Returns, 5 Years [Percent]	14.90%
Average Annual Total Returns, 10 Years [Percent]	11.38%
Premier Solutions State of Connecticut | MFSMidCapGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	MFS® Mid Cap Growth Fund - Class A*
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	21.00%
Average Annual Total Returns, 5 Years [Percent]	12.84%
Average Annual Total Returns, 10 Years [Percent]	10.62%
Premier Solutions State of Connecticut | Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	7.89%
Average Annual Total Returns, 5 Years [Percent]	11.24%
Average Annual Total Returns, 10 Years [Percent]	8.41%
Premier Solutions State of Connecticut | MFSValueFundClassAMember
Prospectus:
Portfolio Company Name [Text Block]	MFS® Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Premier Solutions State of Connecticut | ParticipantLoanMember
Prospectus:
Name of Benefit [Text Block]	Participant Loan
Purpose of Benefit [Text Block]	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.
Standard Benefit [Flag]	true
Standard Benefit Expense, Maximum [Dollars]	$ 50.00
Brief Restrictions / Limitations [Text Block]	•Must be permitted by the Code and the terms of the Plan.BenefitPurposeWhether Benefit Is Standard or OptionalMaximum FeeRestrictions/Limitations
Name of Benefit [Text Block]	Participant Loan
Operation of Benefit [Text Block]	Participant Loans During the Accumulation Period, a Participant under a Tax-sheltered Annuity plan may request a loan from his or her Participant Account, if permitted by the Plan. Loans from a Participant’s Account may not be available in all states or may be subject to restrictions. When you initiate a loan from your Participant Account, We deduct a loan set-up fee of $50. In addition, while your loan is outstanding, We deduct a $50 annual loan administration fee from your Participant Account on a quarterly basis. We deduct 25 percent of the annual fee on the last Valuation Day of each quarter, or from the proceeds of a full Surrender of your Participant Account. When you take a loan from your Participant Account, for record-keeping purposes, an amount equal to your loan, plus interest, is placed into a loan account. When you make loan repayments, the amount of the loan account decreases until your loan account is re-paid in full. You must pay back your loan according to the payment schedule set by the terms of your loan agreement. The loan agreement describes the terms, conditions, and any fees or charges of your loan. Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Account. The longer a loan is outstanding, the greater the impact on the Participant’s Account is likely to be. Also, if not repaid, the outstanding loan balance will reduce the death benefit otherwise payable to the Beneficiary.
Premier Solutions State of Connecticut | SystemicWithdrawalOptionMember
Prospectus:
Name of Benefit [Text Block]	Systemic Withdrawal Option
Purpose of Benefit [Text Block]	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Limited to Participants who have terminated their employment with the Employer;•Duration of payments may not extend beyond the Participant’s life expectancy;•A Participant may not elect the Systemic Withdrawal Option if there is an outstanding Loan.
Name of Benefit [Text Block]	Systemic Withdrawal Option
Premier Solutions State of Connecticut | Standard Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Death Benefit
Purpose of Benefit [Text Block]	If the participant dies during the Accumulation Period, then the type of death benefit paid depends on whether the participant died (a) before age 65, or (b) on or after age 65. If the participant died before age 65, a Minimum Death Benefit is payable to the Beneficiary, which is generally the greater of the greater of (a) the value of the Participant Account and (b) 100% of the Contributions to the Participant Account less prior Surrenders and outstanding Participant loans.If the participant dies on or after age 65, then the Contract pays a death benefit equal to the Participant Account Value, less any outstanding charges and loan balances.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	1.25%
Brief Restrictions / Limitations [Text Block]	•For Minimum Death Benefit, value of Participant account measured on date that all completed paperwork received for all states except IL. In IL, measured on date Due Proof of Death is received.•The deduction of advisory fees will reduce your death benefit.
Name of Benefit [Text Block]	Death Benefit
Operation of Benefit [Text Block]	Death Benefits Determination of the Beneficiary: The Beneficiary is the person or persons designated to receive payment of the death benefit upon the death of the Participant. If no designated Beneficiary remains living at the death of the Participant, the Participant’s estate is the Beneficiary. Death before the Annuity Commencement Date: • Death prior to age 65: If the Participant dies before the Annuity Commencement Date or the Participant’s attainment of age 65 (whichever comes first) the Minimum Death Benefit is payable to the Beneficiary. The Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. For Contracts purchased in Illinois, the Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. To the extent you have Related Contracts under your plan, we may take into consideration corresponding Participant Account values, Contributions, Surrenders, or loan indebtedness in calculating the Minimum Death Benefit. The value of a Participant’s Account on any Valuation Day before the Annuity Commencement Date will be reduced by any applicable Premium Taxes not already deducted. • Death on or after age 65: If the Participant dies before the Annuity Commencement Date but on or after the Participant’s 65th birthday, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices. For Contracts purchased in Illinois, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death at our Administrative Offices. Calculation of the death benefit: Except for Contracts purchased in Illinois, if the Participant dies before the Annuity Commencement Date, the death benefit will be calculated as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction. The death benefit remains invested in the Separate Account and/or General Account option according to your last instructions until the proceeds are paid or we receive new settlement instructions from the Beneficiary. During the time period between our receipt of Due Proof of Death and our receipt of the completed settlement instructions, the calculated death benefit will be subject to market fluctuations. Upon receipt of complete settlement instructions, we will calculate the payable amount. If the proceeds are taken in a single sum, payment will normally be made within seven days of our receipt of completed settlement instructions. You may apply the death benefit payment to any one of the Annuity payout options (See “Annuity Payout Options”) instead of receiving the death benefit payment in a single sum. An election to receive payment of death benefits under an Annuity payout option must be made before a lump sum settlement and within one year after the death by written notice to us at our Administrative Offices. Proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payouts will become operative unless the initial Annuity payout is at least $20 on either a variable or fixed basis, or $20 on each basis when a combination benefit is elected. The manner in which the Annuity payouts are determined and in which they may vary from month to month are the same as applicable to a Participant’s Account after retirement (See “Contract Value”). Death on or after the Annuity Commencement Date: If the Annuitant dies on or after the Annuity Commencement Date, there may be no payout at death unless the Annuitant has elected an Annuity payout option that permits the Beneficiary to elect to continue Annuity payouts or to receive the computed value.
Premier Solutions State of Connecticut | Percent125Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	$ 7,104
Surrender Expense, 3 Years, Maximum [Dollars]	10,558
Surrender Expense, 5 Years, Maximum [Dollars]	14,032
Surrender Expense, 10 Years, Maximum [Dollars]	27,773
Annuitized Expense, 1 Year, Maximum [Dollars]	2,480
Annuitized Expense, 3 Years, Maximum [Dollars]	7,626
Annuitized Expense, 5 Years, Maximum [Dollars]	13,032
Annuitized Expense, 10 Years, Maximum [Dollars]	27,773
No Surrender Expense, 1 Year, Maximum [Dollars]	2,480
No Surrender Expense, 3 Years, Maximum [Dollars]	7,626
No Surrender Expense, 5 Years, Maximum [Dollars]	13,032
No Surrender Expense, 10 Years, Maximum [Dollars]	27,773
Premier Solutions State of Connecticut | Percent105Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	6,910
Surrender Expense, 3 Years, Maximum [Dollars]	9,961
Surrender Expense, 5 Years, Maximum [Dollars]	13,002
Surrender Expense, 10 Years, Maximum [Dollars]	25,713
Annuitized Expense, 1 Year, Maximum [Dollars]	2,275
Annuitized Expense, 3 Years, Maximum [Dollars]	7,009
Annuitized Expense, 5 Years, Maximum [Dollars]	12,003
Annuitized Expense, 10 Years, Maximum [Dollars]	25,713
No Surrender Expense, 1 Year, Maximum [Dollars]	2,275
No Surrender Expense, 3 Years, Maximum [Dollars]	7,009
No Surrender Expense, 5 Years, Maximum [Dollars]	12,003
No Surrender Expense, 10 Years, Maximum [Dollars]	25,713
Premier Solutions State of Connecticut | Percent085Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	6,715
Surrender Expense, 3 Years, Maximum [Dollars]	9,361
Surrender Expense, 5 Years, Maximum [Dollars]	11,964
Surrender Expense, 10 Years, Maximum [Dollars]	23,611
Annuitized Expense, 1 Year, Maximum [Dollars]	2,070
Annuitized Expense, 3 Years, Maximum [Dollars]	6,390
Annuitized Expense, 5 Years, Maximum [Dollars]	10,964
Annuitized Expense, 10 Years, Maximum [Dollars]	23,611
No Surrender Expense, 1 Year, Maximum [Dollars]	2,070
No Surrender Expense, 3 Years, Maximum [Dollars]	6,390
No Surrender Expense, 5 Years, Maximum [Dollars]	10,964
No Surrender Expense, 10 Years, Maximum [Dollars]	23,611
Premier Solutions State of Connecticut | Percent075Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	6,617
Surrender Expense, 3 Years, Maximum [Dollars]	9,060
Surrender Expense, 5 Years, Maximum [Dollars]	11,442
Surrender Expense, 10 Years, Maximum [Dollars]	22,544
Annuitized Expense, 1 Year, Maximum [Dollars]	1,967
Annuitized Expense, 3 Years, Maximum [Dollars]	6,080
Annuitized Expense, 5 Years, Maximum [Dollars]	10,442
Annuitized Expense, 10 Years, Maximum [Dollars]	22,544
No Surrender Expense, 1 Year, Maximum [Dollars]	1,967
No Surrender Expense, 3 Years, Maximum [Dollars]	6,080
No Surrender Expense, 5 Years, Maximum [Dollars]	10,442
No Surrender Expense, 10 Years, Maximum [Dollars]	22,544
Premier Solutions State of Connecticut | Percent065Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	6,520
Surrender Expense, 3 Years, Maximum [Dollars]	8,759
Surrender Expense, 5 Years, Maximum [Dollars]	10,917
Surrender Expense, 10 Years, Maximum [Dollars]	21,467
Annuitized Expense, 1 Year, Maximum [Dollars]	1,865
Annuitized Expense, 3 Years, Maximum [Dollars]	5,769
Annuitized Expense, 5 Years, Maximum [Dollars]	9,917
Annuitized Expense, 10 Years, Maximum [Dollars]	21,467
No Surrender Expense, 1 Year, Maximum [Dollars]	1,865
No Surrender Expense, 3 Years, Maximum [Dollars]	5,769
No Surrender Expense, 5 Years, Maximum [Dollars]	9,917
No Surrender Expense, 10 Years, Maximum [Dollars]	21,467
Premier Solutions State of Connecticut | Percent050Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	6,374
Surrender Expense, 3 Years, Maximum [Dollars]	8,300
Surrender Expense, 5 Years, Maximum [Dollars]	10,126
Surrender Expense, 10 Years, Maximum [Dollars]	19,831
Annuitized Expense, 1 Year, Maximum [Dollars]	1,711
Annuitized Expense, 3 Years, Maximum [Dollars]	5,301
Annuitized Expense, 5 Years, Maximum [Dollars]	9,127
Annuitized Expense, 10 Years, Maximum [Dollars]	19,831
No Surrender Expense, 1 Year, Maximum [Dollars]	1,711
No Surrender Expense, 3 Years, Maximum [Dollars]	5,301
No Surrender Expense, 5 Years, Maximum [Dollars]	9,127
No Surrender Expense, 10 Years, Maximum [Dollars]	19,831
Premier Solutions State of Connecticut | Percent035Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	6,228
Surrender Expense, 3 Years, Maximum [Dollars]	7,830
Surrender Expense, 5 Years, Maximum [Dollars]	9,330
Surrender Expense, 10 Years, Maximum [Dollars]	18,172
Annuitized Expense, 1 Year, Maximum [Dollars]	1,557
Annuitized Expense, 3 Years, Maximum [Dollars]	4,831
Annuitized Expense, 5 Years, Maximum [Dollars]	8,331
Annuitized Expense, 10 Years, Maximum [Dollars]	18,172
No Surrender Expense, 1 Year, Maximum [Dollars]	1,557
No Surrender Expense, 3 Years, Maximum [Dollars]	4,831
No Surrender Expense, 5 Years, Maximum [Dollars]	8,331
No Surrender Expense, 10 Years, Maximum [Dollars]	18,172
Premier Solutions State of Connecticut | Percent015Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	6,033
Surrender Expense, 3 Years, Maximum [Dollars]	7,202
Surrender Expense, 5 Years, Maximum [Dollars]	8,261
Surrender Expense, 10 Years, Maximum [Dollars]	15,920
Annuitized Expense, 1 Year, Maximum [Dollars]	1,352
Annuitized Expense, 3 Years, Maximum [Dollars]	4,203
Annuitized Expense, 5 Years, Maximum [Dollars]	7,262
Annuitized Expense, 10 Years, Maximum [Dollars]	15,920
No Surrender Expense, 1 Year, Maximum [Dollars]	1,352
No Surrender Expense, 3 Years, Maximum [Dollars]	4,203
No Surrender Expense, 5 Years, Maximum [Dollars]	7,262
No Surrender Expense, 10 Years, Maximum [Dollars]	15,920
Premier Solutions State of Connecticut | Percent000Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	5,887
Surrender Expense, 3 Years, Maximum [Dollars]	6,730
Surrender Expense, 5 Years, Maximum [Dollars]	7,454
Surrender Expense, 10 Years, Maximum [Dollars]	14,203
Annuitized Expense, 1 Year, Maximum [Dollars]	1,199
Annuitized Expense, 3 Years, Maximum [Dollars]	3,730
Annuitized Expense, 5 Years, Maximum [Dollars]	6,454
Annuitized Expense, 10 Years, Maximum [Dollars]	14,203
No Surrender Expense, 1 Year, Maximum [Dollars]	1,199
No Surrender Expense, 3 Years, Maximum [Dollars]	3,730
No Surrender Expense, 5 Years, Maximum [Dollars]	6,454
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 14,203
State of Iowa Retirement Investors Club 403(b)
Prospectus:
Fees and Expenses [Text Block]
FEES AND EXPENSES	LOCATION IN PROSPECTUS
Charges for Early Withdrawals
You do not pay a sales charge at the time you make a Contribution to your
Participant Account. But you may pay a Contingent Deferred Sales Charge
(“CDSC”) if you fully or partially surrender your Participant Account Value during the first five Contract Years. No CDSC applies in the sixth Contract
Year or later.

For example, if you made a withdrawal of $100,000.00 (a partial surrender)
from your Participant Account Value during your first Contract Year, you would pay a maximum CDSC of $5,000.00.
Contract Charges: Contingent Deferred Sales Charge
Transaction Charges
In addition to the Contingent Deferred Surrender Charge, you may be
charged for other transactions. These may include fees to set up and administer a Loan from your Participant Account Value, charges for Premium
Taxes that are imposed by a State or other government entity, or a Transfer
Fee for transfers among the Sub-Accounts that exceed twelve transfers in a
Contract Year.
Contract Charges: Loan Fees; Premium Taxes; and Transfer Fees
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year.
Please refer to your Contract specifications page for information about the specific fees you will pay each year.

The fees and expenses don’t reflect advisory fees that are paid to investment advisors from the Participant Account. If such charges were reflected, such fees and expenses would be higher.
				Fee Table: Participant Transaction Expenses; Annual Contract Expenses; Annual Underlying Funds Operating Expenses
	Annual Fee	Minimum	Maximum
	Base Contract[1]	0%	1.32%
	Investment options (Fund fees and expenses)[2]	0.04%	1.32%
	1 As a percentage of Total Value of Participant Accounts under the Contract. [2] As a percentage of Underlying Fund assets.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

Lowest Annual Cost: $1,190	Highest Annual Cost: $2,264
Assumes: Investment of $100,000 •5% annual appreciation •Least expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals	Assumes: Investment of $100,000 •5% annual appreciation •Most expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or
Other Plan or Participant Charges	Any plan-specific fees.	Fee Table: Participant Transaction Expenses

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals
You do not pay a sales charge at the time you make a Contribution to your
Participant Account. But you may pay a Contingent Deferred Sales Charge
(“CDSC”) if you fully or partially surrender your Participant Account Value during the first five Contract Years. No CDSC applies in the sixth Contract
Year or later.

For example, if you made a withdrawal of $100,000.00 (a partial surrender)
from your Participant Account Value during your first Contract Year, you would pay a maximum CDSC of $5,000.00.
Contract Charges: Contingent Deferred Sales Charge

Surrender Charge Phaseout Period, Years | yr	5
Surrender Charge Example Maximum [Dollars]	$ 5,000.00
Transaction Charges [Text Block]
Transaction Charges
In addition to the Contingent Deferred Surrender Charge, you may be
charged for other transactions. These may include fees to set up and administer a Loan from your Participant Account Value, charges for Premium
Taxes that are imposed by a State or other government entity, or a Transfer
Fee for transfers among the Sub-Accounts that exceed twelve transfers in a
Contract Year.
Contract Charges: Loan Fees; Premium Taxes; and Transfer Fees

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year.
Please refer to your Contract specifications page for information about the specific fees you will pay each year.

The fees and expenses don’t reflect advisory fees that are paid to investment advisors from the Participant Account. If such charges were reflected, such fees and expenses would be higher.
				Fee Table: Participant Transaction Expenses; Annual Contract Expenses; Annual Underlying Funds Operating Expenses
	Annual Fee	Minimum	Maximum
	Base Contract[1]	0%	1.32%
	Investment options (Fund fees and expenses)[2]	0.04%	1.32%
	1 As a percentage of Total Value of Participant Accounts under the Contract. [2] As a percentage of Underlying Fund assets.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

Lowest Annual Cost: $1,190	Highest Annual Cost: $2,264
Assumes: Investment of $100,000 •5% annual appreciation •Least expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals	Assumes: Investment of $100,000 •5% annual appreciation •Most expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or
Other Plan or Participant Charges	Any plan-specific fees.	Fee Table: Participant Transaction Expenses

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	0.00%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.32%
Base Contract (N-4) Footnotes [Text Block]	1 As a percentage of Total Value of Participant Accounts under the Contract.
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.04%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.32%
Investment Options Footnotes [Text Block]	2 As a percentage of Underlying Fund assets.
Lowest and Highest Annual Cost [Table Text Block]
Lowest Annual Cost: $1,190	Highest Annual Cost: $2,264
Assumes: Investment of $100,000 •5% annual appreciation •Least expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals	Assumes: Investment of $100,000 •5% annual appreciation •Most expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or
Other Plan or Participant Charges	Any plan-specific fees.	Fee Table: Participant Transaction Expenses

Lowest Annual Cost [Dollars]	$ 1,190
Highest Annual Cost [Dollars]	$ 2,264
Risks [Table Text Block]
RISKS		LOCATION IN PROSPECTUS
Risk of Loss	You can lose money by investing in this Contract, including loss of principal and prior credited earnings.	Principal Risks
Not a Short Term Investment
The Contract is designed as a long-term accumulation Investment for retirement savings. It is not designed for short term investment and is not appropriate for an investor who needs ready access to cash.
Principal Risks
Risks Associated with Investment Options
•An investment in this Contract is subject to the risk of poor investment performance of the Underlying Funds available under the Contract.
•Each Underlying Fund has its own unique risks.
•You should review the prospectus for each Underlying Fund before making an investment decision.
Principal Risks
Insurance Company Risks
Any obligations, guarantees, and benefits of the Contract are subject to the claims- paying ability of the Talcott Resolution. If Talcott Resolution experiences financial distress, it may not be able to meet its obligations to you.
More information about Talcott Resolution, including its financial strength ratings, is available upon request. You may make such request by calling 844-
804-8989 or visiting https://www.talcottresolution.com
Principal Risks

Investment Restrictions [Text Block]	Talcott may add or remove an Underlying Fund as an investment option under the Contract or to limit its availability to new Contributions or Transfers of Participant Account Value
Optional Benefit Restrictions [Text Block]	Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-account will apply only to amounts remaining in the Sub-accounts. A loan that is not repaid will also reduce the death benefit.If the Participant elects to pay third-party advisory fees out of the Contract, they may be subject to federal and state taxes, and a 10% federal tax penalty may apply if the Participant is under age 59 1∕2.
Tax Implications [Text Block]	•You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.•Because you purchase the Contract through a qualified retirement plan, it does not provide any additional tax benefit.•Earnings on your Contract are generally taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59 1∕2.
Investment Professional Compensation [Text Block]	Your registered representative may receive compensation in the form of commissions for selling this Contract to you. Such compensation may influence your registered representative to recommend this Contract over another investment.
Exchanges [Text Block]	Because this Contract is no longer available for sale, it should not be offered to you in exchange for another annuity contract that you own. But you should be aware, in general, that some investment professionals have a financial incentive
Item 4. Fee Table [Text Block]	Fee Table The following tables describe the fees and expenses that you, as a Participant, will pay when opening, holding and surrendering amounts from your Participant Account. Please contact your Plan Administrator for information about the specific fees you will pay each year under the Contract. Please note that there may be additional extra-contractual fees and charges that are not reflected in the Fee Tables, such as custodial or advisory fees that are plan and/or Participant specific, and if such costs were reflected, the cost would be higher. Depending on the type of charge, these may reduce your Participant Account Value and/or could have tax consequences. See the Section “Plan Related Expenses” under “Contract Charges” later in this Prospectus. The Contract may be available to third-party intermediaries who may charge you a fee for their services in addition to Contract fees and expenses. If you wish to pay these fees from your Covered Account Value, then the deduction will reduce the death benefit and may be subject to state and federal income taxes and a 10% federal penalty tax may apply if you are under age 59 1∕2. The first table describes the fees and expenses you will pay at the time you make contributions to, withdrawals from, request a Loan from, surrender you Participant Account value, or transfer Participant Account value between Sub-Accounts. State Premium Tax may also be deducted.Participant Transaction Expenses
Sales Load on Premium Payments	None
Maximum Surrender Charge (as a % of each premium payment withdrawn)(1)	5%
Transfer Processing Fee	After the first 12 transfers in a Contract Year, we may charge $5 for each additional transfer during that Contract Year. There is no fee for the first 12 transfers during a Contract Year.
Loan Set-up Fee	$50
The next table describes the fees that you will pay each year during the time that you hold Participant Account value under the Contract (not including Underlying Fund fees and expenses). Annual Contract Expenses
	Maximum Fee	Minimum Fee
Annual Maintenance Fee(2)	$30	$0.00
Base Contract Fee (as a percentage of average daily Sub-Account value)(3)	1.25%	0.00%
Annual Loan Administration Fee(4)	$50.00	$50.00
The next item shows the minimum and maximum total operating expenses charged by the Underlying Funds as of December 31, 2023 that you may pay periodically during the time that you participate in the Contract. A complete list of the Underlying Funds available under the Contract, including their annual expenses, may be found at the back of this Prospectus in Appendix A – Underlying Funds.
Annual Underlying Funds Operating Expenses	Minimum	Maximum
Expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses	0.04%	1.32%
_____________________________________________________________________________________________ (1)We do not deduct a charge for sales expenses from premiums at the time they are paid. However, We may deduct a surrender charge when a premium is withdrawn upon a surrender or partial surrender or applied to certain annuity options during the first five years following the payment of that premium. The surrender charge is calculated as a percentage of the premium payment being withdrawn or annuitized during the applicable Premium Year. The amount of the surrender charge decreases over time, measured from the date the premium payment is credited to the Contract. The surrender charge percentages are shown below.
Premium Years Since Payment of Premium	1	2	3	4	5	6+
Charge (%)	5	4	3	2	1	0
(2)The Annual Maintenance Fee is deducted from each Participant Account on a quarterly basis. The maximum Annual Maintenance Fee is $30.00. The current Annual Maintenance Fee varies with the Average Participant Account Value under the Contract. For Average Participant Account Values between $0 and $19,999.00, the Annual Maintenance Fee is $20.00, for Average Participant Account Values between $20,000.00 and 39,000.00, the Annual Maintenance Fee is $10.00 and for Average Participant Account Values over $40,000.00, the Annual Maintenance Fee is $0.(3)The Base Contract Fee consists of the Mortality and Expense Risk and Administrative Charge, which varies with the total value of Participant Accounts under the Contract. The Mortality and Expense Risk and Administrative Charge is either deducted daily (Method 1) or quarterly (Method 2), depending on which method is selected by your Employer.(4)This fee does not include an interest charged under the terms of the loan.
Transaction Expenses [Table Text Block]	Participant Transaction Expenses
Sales Load on Premium Payments	None
Maximum Surrender Charge (as a % of each premium payment withdrawn)(1)	5%
Transfer Processing Fee	After the first 12 transfers in a Contract Year, we may charge $5 for each additional transfer during that Contract Year. There is no fee for the first 12 transfers during a Contract Year.
Loan Set-up Fee	$50

Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	5.00%
Deferred Sales Load, Footnotes [Text Block]	We do not deduct a charge for sales expenses from premiums at the time they are paid. However, We may deduct a surrender charge when a premium is withdrawn upon a surrender or partial surrender or applied to certain annuity options during the first five years following the payment of that premium. The surrender charge is calculated as a percentage of the premium payment being withdrawn or annuitized during the applicable Premium Year. The amount of the surrender charge decreases over time, measured from the date the premium payment is credited to the Contract. The surrender charge percentages are shown below.
Premium Years Since Payment of Premium	1	2	3	4	5	6+
Charge (%)	5	4	3	2	1	0

Exchange Fee, Maximum [Dollars]	$ 5
Other Transaction Fee, Maximum [Dollars]	$ 50
Annual Contract Expenses [Table Text Block]	Annual Contract Expenses
	Maximum Fee	Minimum Fee
Annual Maintenance Fee(2)	$30	$0.00
Base Contract Fee (as a percentage of average daily Sub-Account value)(3)	1.25%	0.00%
Annual Loan Administration Fee(4)	$50.00	$50.00

Administrative Expense, Maximum [Dollars]	$ 30
Administrative Expense, Minimum [Dollars]	$ 0.00
Administrative Expense, Footnotes [Text Block]	The Annual Maintenance Fee is deducted from each Participant Account on a quarterly basis. The maximum Annual Maintenance Fee is $30.00. The current Annual Maintenance Fee varies with the Average Participant Account Value under the Contract. For Average Participant Account Values between $0 and $19,999.00, the Annual Maintenance Fee is $20.00, for Average Participant Account Values between $20,000.00 and 39,000.00, the Annual Maintenance Fee is $10.00 and for Average Participant Account Values over $40,000.00, the Annual Maintenance Fee is $0.
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.25%
Base Contract Expense (of Average Account Value), Minimum [Percent]	0.00%
Base Contract Expense, Footnotes [Text Block]	The Base Contract Fee consists of the Mortality and Expense Risk and Administrative Charge, which varies with the total value of Participant Accounts under the Contract. The Mortality and Expense Risk and Administrative Charge is either deducted daily (Method 1) or quarterly (Method 2), depending on which method is selected by your Employer.
Other Annual Expense, Maximum [Dollars]	$ 50.00
Other Annual Expense, Minimum [Dollars]	$ 50.00
Other Annual Expense, Footnotes [Text Block]	This fee does not include an interest charged under the terms of the loan.
Annual Portfolio Company Expenses [Table Text Block]
Annual Underlying Funds Operating Expenses	Minimum	Maximum
Expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses	0.04%	1.32%

Portfolio Company Expenses [Text Block]	Expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses
Portfolio Company Expenses Minimum [Percent]	0.04%
Portfolio Company Expenses Maximum [Percent]	1.32%
Item 5. Principal Risks [Table Text Block]	Principal Risks of Investing in the Contract Not a Short Term Investment Vehicle. The Contract is designed for retirement savings or other long-term purposes. It is not appropriate for investors who need ready access to cash. Risks Associated with Underlying Funds. The value of your investment and any returns will depend on the performance of the Underlying Fund(s) you select. You bear the risk of any decline in your Participant Account value resulting from the Underlying Fund(s)’ performance. Company’s Claims Paying Ability. Guarantees and benefits provided by the Talcott Resolution are subject to the financial strength and claims paying ability of the company. If the Talcott experiences financial difficulty, it may not be able to make guaranteed payments that exceed the assets in the Separate Account. Deduction of Third-Party Advisory Fees. Risks relating to the deduction of advisory fees will reduce your Participant Account Value and subject to state and federal income tax, as well as a 10% federal penalty tax if the Participant is under age 59 1/2. Limitations on Surrenders and Withdrawals. During the first five Contract Years we will deduct a Contingent Deferred Surrender Charge if you surrender or take a withdrawal from the Contract. You should purchase the Contract only if you have the ability to keep it in force for a substantial period of time. Contract Suspension. The Contract may be suspended where new Contributions and new Participant Accounts may be prohibited. Tax Consequences. Withdrawals are generally taxable as ordinary income. Withdrawals before age 59 1∕2 may be subject to a tax penalty. Cyber Security and Business Continuity Risk. Our business is highly dependent upon the effective operation of our computer systems and those of our business partners and service providers. Our business is therefore vulnerable to disruptions from utility outages and susceptible to operational and information security risks resulting from system failures and cybersecurity incidents. These risks include, among other things, the theft, misuse, corruption and destruction of electronic data, interference with or denial of service, attacks on systems or websites and other operational disruptions that could severely impede our ability to conduct our business and administer the Contract. Financial services companies and their third-party service providers are increasingly the targets of cyber-attacks involving the encryption of data (e.g., ransomware), disruptions in communications (e.g., denial of service), or unauthorized access to or release of personal or confidential information. In 2023, we were notified of a data security incident involving the MOVEit file transfer system used by numerous financial services companies. A third-party vendor uses that software on our behalf to, among other things, identify the deaths of insured persons and annuitants under life insurance policies and annuity contracts. We notified affected customers as required by law, and we continue to assess and investigate the overall impact of the incident. The techniques used to attack systems and networks change frequently, are becoming more sophisticated, and can originate from a wide variety of sources. The use of remote or flexible work arrangements, remote access tools, and mobile technology has expanded potential targets for cyber-attack. System failures and cybersecurity incidents may adversely affect you and/or your Contract. For instance, a cyber-attack may interfere with our ability to process Contract transactions or calculate Contract values, including Accumulation Unit values, or could result in the release of confidential customer information. Such events could also adversely affect us, as they may result in regulatory fines, financial losses and reputational damage. Cybersecurity incidents may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. Although we take efforts to protect our systems from cybersecurity incidents, there can be no assurance that we or our service providers or the underlying funds will be able to avoid cybersecurity incidents affecting Contract owners in the future. It is possible that a cybersecurity incident could persist for an extended period of time without detection. We are also exposed to risks related to natural and man-made disasters, and other severe events, such as storms, public health crises, terrorist acts, and military actions, any of which could adversely affect our business operations. While we have a business continuity plan and have taken precautions, we cannot assure you that severe events will not result in interruptions to our business operations, particularly if such events affect our computer systems or result in a significant number of our employees becoming unavailable. Interruptions to our business operations may impair our ability to effectively administer the Contract, including our ability to process orders and calculate Contract values. Additionally, our third-party service providers and other third-parties related to our business (such as financial intermediaries or underlying funds) are subject to similar risks. Successful implementation and execution of their business continuity policies and procedures are largely beyond our control. Disruptions to their business operations may impair our own business operations.Cybersecurity incidents may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. Although we take efforts to protect our systems from cybersecurity incidents, there can be no assurance that we or our service providers or the underlying funds will be able to avoid cybersecurity incidents affecting Contract owners in the future. It is possible that a cybersecurity incident could persist for an extended period of time without detection. We are also exposed to risks related to natural and man-made disasters, and other severe events, such as storms, public health crises, terrorist acts, and military actions, any of which could adversely affect our business operations. While we have a business continuity plan and have taken precautions, we cannot assure you that severe events will not result in interruptions to our business operations, particularly if such events affect our computer systems or result in a significant number of our employees becoming unavailable. Interruptions to our business operations may impair our ability to effectively administer the Contract, including our ability to process orders and calculate Contract values. Additionally, our third-party service providers and other third-parties related to our business (such as financial intermediaries or underlying funds) are subject to similar risks. Successful implementation and execution of their business continuity policies and procedures are largely beyond our control. Disruptions to their business operations may impair our own business operations.
Item 10. Benefits Available (N-4) [Text Block]	The above figures are simply to illustrate the calculation of a Variable Annuity and have no bearing on the actual historical record of any Separate Account.Benefits Available Under the Contract The following table summarizes information about the benefits under the Contract.
Benefit	Purpose	Whether Benefit Is Standard or Optional	Maximum Fee	Restrictions/ Limitations
Death Benefit
If the participant dies during
the Accumulation Period,
then the type of death benefit
paid depends on whether the
participant died (a) before
age 65, or (b) on or after
age 65. If the participant died
before age 65, a Minimum
Death Benefit is payable to
the Beneficiary, which is
generally the greater of the
greater of (a) the value of the
Participant Account and
(b) 100% of the
Contributions to the
Participant Account less prior
Surrenders and outstanding
Participant loans.
If the participant dies on or
after age 65, then the
Contract pays a death benefit
equal to the Participant
Account Value, less any
outstanding charges and loan
balances.
Standard
1.25% (Either
deducted via
Method 1 (daily
deduction as a
percentage of net
asset value of
each fund) or
Method 2
(quarterly
deduction as a
percentage of the
average daily
assets of Sub-
Accounts during
calendar quarter),
depending on
which method is
selected by your
Employer)

•For
Minimum
Death
Benefit,
value of
Participant
account
measured on
date that all
completed
paperwork
received for
all states
except IL. In
IL, measured
on date Due
Proof of
Death is
received.
•The
deduction of
advisory fees
will reduce
your death
benefit.

Participant Loan	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	Loan set-up fee of $50.00 and annual loan administration fee of $50.00.	•Must be permitted by the Code and the terms of the Plan.
Benefit	Purpose	Whether Benefit Is Standard or Optional	Maximum Fee	Restrictions/ Limitations
Systemic Withdrawal Option	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	None
•Limited to
Participants
who have
terminated
their
employment
with the
Employer;
•Duration of
payments
may not
extend
beyond the
Participant’s
life
expectancy;
•A Participant
may not
elect the
Systemic
Withdrawal
Option if
there is an
outstanding
Loan.

Benefits Available [Table Text Block]
Benefit	Purpose	Whether Benefit Is Standard or Optional	Maximum Fee	Restrictions/ Limitations
Death Benefit
If the participant dies during
the Accumulation Period,
then the type of death benefit
paid depends on whether the
participant died (a) before
age 65, or (b) on or after
age 65. If the participant died
before age 65, a Minimum
Death Benefit is payable to
the Beneficiary, which is
generally the greater of the
greater of (a) the value of the
Participant Account and
(b) 100% of the
Contributions to the
Participant Account less prior
Surrenders and outstanding
Participant loans.
If the participant dies on or
after age 65, then the
Contract pays a death benefit
equal to the Participant
Account Value, less any
outstanding charges and loan
balances.
Standard
1.25% (Either
deducted via
Method 1 (daily
deduction as a
percentage of net
asset value of
each fund) or
Method 2
(quarterly
deduction as a
percentage of the
average daily
assets of Sub-
Accounts during
calendar quarter),
depending on
which method is
selected by your
Employer)

•For
Minimum
Death
Benefit,
value of
Participant
account
measured on
date that all
completed
paperwork
received for
all states
except IL. In
IL, measured
on date Due
Proof of
Death is
received.
•The
deduction of
advisory fees
will reduce
your death
benefit.

Participant Loan	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	Loan set-up fee of $50.00 and annual loan administration fee of $50.00.	•Must be permitted by the Code and the terms of the Plan.
Benefit	Purpose	Whether Benefit Is Standard or Optional	Maximum Fee	Restrictions/ Limitations
Systemic Withdrawal Option	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	None
•Limited to
Participants
who have
terminated
their
employment
with the
Employer;
•Duration of
payments
may not
extend
beyond the
Participant’s
life
expectancy;
•A Participant
may not
elect the
Systemic
Withdrawal
Option if
there is an
outstanding
Loan.

Name of Benefit [Text Block]	Benefit
Purpose of Benefit [Text Block]	Purpose
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	Restrictions/Limitations
Name of Benefit [Text Block]	Benefit
Item 17. Portfolio Companies (N-4) [Text Block]	Appendix A – Underlying Funds The following is a list of the Underlying Funds currently available under the Contract. In the event more than one Underlying Funds were offered under the Contract, the Underlying Funds available to you may vary by Employer. In such an event, you should refer to your retirement plan documents for a list of Underlying Funds available to you. More information about the Underlying Fund is available in the prospectuses for the Fund, which may be amended from time to time and can be found online at https://plan.empower-retirement.com/plancloudws/fundprospectus. You can also request this information at no cost by calling (844) 804-8989 or sending an email request to participantservices@empower.com. The current expenses and performance information below reflect fees and expenses of the Underlying Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. The past performance of a Fund is not necessarily an indication of future performance.
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	American Century Growth Fund - Investor Class* Adviser: American Century Investment Management Inc Subadviser: N/A	0.94%	-31.43%	9.50%	12.37%
US Fund Small Value	American Century Small Cap Value Fund - Investor Class Adviser: American Century Investment Management Inc Subadviser: N/A	1.09%	-14.72%	7.09%	10.37%
US Fund Money Market - Taxable	American Century U.S. Government Money Market Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	0.70%	1.11%	0.80%	0.63%
US Fund Allocation-- 50% to 70% Equity	American Funds American Balanced Fund® - Class R4 Adviser: Capital Research and Management Company Subadviser: N/A	0.60%	-12.14%	5.48%	8.21%
US Fund Global Large- Stock Blend	American Funds Capital World Growth and Income FundSM - Class R4 Adviser: Capital Research and Management Company Subadviser: N/A	0.78%	-17.30%	4.24%	7.57%
US Fund Foreign Large Growth	American Funds EuroPacific Growth Fund® - Class R4 Adviser: Capital Research and Management Company Subadviser: N/A	0.81%	-23.00%	1.18%	4.94%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	American Funds The Growth Fund of America® - Class R4 (Closed to new and subsequent Contributions and transfers of Participant Account values) Adviser: Capital Research and Management Company Subadviser: N/A	0.65%	-30.74%	7.19%	11.54%
US Fund Mid-Cap Value	Artisan Mid Cap Value Fund - Investor Class Adviser: Artisan Partners Limited Partnership Subadviser: N/A	1.20%	-13.21%	4.30%	7.75%
US Fund Small Growth	Baron Small Cap Fund - Retail Shares Adviser: BAMCO Inc Subadviser: N/A	1.30%	-31.22%	6.79%	9.93%
US Fund Target-Date 2030	BlackRock LifePath® Dynamic 2030 Fund - Institutional Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.59%	-15.83%	4.12%	6.11%
US Fund Target-Date 2040	BlackRock LifePath® Dynamic 2040 Fund - Institutional Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.59%	-17.09%	4.99%	7.26%
US Fund Target-Date 2050	BlackRock LifePath® Dynamic 2050 Fund - Institutional Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.59%	-18.71%	5.03%	7.70%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2060	BlackRock LifePath® Dynamic 2060 Fund - Institutional Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.59%	-18.64%	4.90%	6.46%
US Fund Target-Date Retirement	BlackRock LifePath® Dynamic Retirement Fund - Institutional Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.59%	-14.85%	2.94%	4.13%
US Fund Foreign Large Blend	BNY Mellon International Stock Index Fund - Investor Shares* Adviser: BNY Mellon Investment Funds VII, Inc. Subadviser: N/A	0.60%	-14.55%	1.26%	4.18%
US Fund Large Value	Eaton Vance Large-Cap Value Fund - Class A Adviser: Boston Management and Research Subadviser: N/A	1.01%	-2.78%	8.37%	10.32%
US Fund Intermediate Government	Goldman Sachs Government Income Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	0.81%	-12.85%	-0.84%	0.03%
US Fund High Yield Bond	Goldman Sachs High Yield Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	0.99%	-12.67%	1.06%	2.75%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	Hartford Capital Appreciation HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.67%	-15.30%	7.68%	10.89%
US Fund Large Value	Hartford Dividend and Growth HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.65%	-8.93%	9.54%	12.19%
US Fund Intermediate Core-Plus Bond	Hartford Total Return Bond HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.50%	-14.21%	0.34%	1.50%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Ultrashort Bond	Hartford Ultrashort Bond HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.43%	-0.17%	1.09%	0.76%
US Fund Diversified Emerging Mkts	Invesco Developing Markets Fund - Class Y Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.99%	-24.97%	-2.19%	1.48%
US Fund Foreign Large Growth	Invesco EQV International Equity Fund - Class A (Formerly Invesco International Growth Fund) Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.35%	-18.53%	1.09%	4.01%
US Fund Foreign Large Growth	Invesco Oppenheimer International Growth Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.08%	-27.31%	0.28%	4.15%
US Fund Real Estate	Invesco Real Estate Fund - Class R5 Adviser: Invesco Advisers, Inc. Subadviser: Invesco Asset Management Ltd	0.86%	-24.57%	3.04%	6.06%
US Fund Foreign Large Blend	Janus Henderson Overseas Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	1.14%	-8.84%	5.20%	3.72%
US Fund Mid-Cap Growth	JPMorgan Mid Cap Growth - Class R3* Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	1.20%	-9.97%	9.66%	12.60%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	MassMutual Blue Chip Growth Fund - Class R5 Adviser: MML Investment Advisers, LLC Subadviser: Loomis, Sayles & Company LP;T. Rowe Price Associates, Inc.;	0.73%	-34.07%	6.32%	12.37%
US Fund Small Growth	MassMutual Small Cap Growth Equity Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Wellington Management Company LLP;Invesco Advisers, Inc.;	1.31%	-26.21%	7.86%	11.31%
US Fund Foreign Large Growth	MFS® International Growth Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	1.07%	-15.33%	4.25%	6.00%
US Fund Foreign Large Growth	MFS® International Intrinsic Value Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.97%	-23.28%	3.00%	7.69%
US Fund Large Value	MFS® Value Fund - Class A* Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.80%	-11.53%	6.00%	10.25%
US Fund Large Blend	Neuberger Berman Sustainable Equity Fund - Trust Class Adviser: Neuberger Berman Investment Advisers LLC Subadviser: N/A	1.03%	-18.74%	7.11%	10.74%
US Fund Allocation-- 70% to 85% Equity	Oakmark Equity and Income Fund - Investor Class Adviser: Harris Associates L.P. Subadviser: N/A	0.83%	-12.92%	4.70%	7.31%
US Fund Inflation- Protected Bond	PIMCO Real Return Fund - Admin Class Adviser: Pacific Investment Management Company, LLC Subadviser: N/A	0.72%	-12.08%	1.86%	0.79%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core-Plus Bond	PIMCO Total Return Fund - Admin Class Adviser: Pacific Investment Management Company, LLC Subadviser: N/A	0.71%	-14.30%	-0.22%	0.86%
US Fund Large Blend	Vanguard 500 Index Fund - Admiral Shares Adviser: Vanguard Group Inc Subadviser: N/A	0.04%	-18.15%	9.39%	12.52%
US Fund Mid-Cap Blend	Vanguard Mid-Cap Index Fund - Admiral Shares (Closed to new and subsequent Contributions and transfers of Participant Account values) Adviser: Vanguard Group Inc Subadviser: N/A	0.05%	-18.71%	7.32%	11.10%
US Fund Small Blend	Vanguard Small-Cap Index Fund - Admiral Shares Adviser: Vanguard Group Inc Subadviser: N/A	0.05%	-17.61%	5.94%	10.11%
US Fund Intermediate Core Bond	Vanguard Total Bond Market Index Fund - Admiral Shares (Closed to new and subsequent Contributions and transfers of Participant Account values) Adviser: Vanguard Group Inc Subadviser: N/A	0.05%	-13.16%	-0.01%	1.00%
US Fund Large Blend	Vanguard Total Stock Market Index Fund - Admiral Shares (Closed to new and subsequent Contributions and transfers of Participant Account values) Adviser: Vanguard Group Inc Subadviser: N/A	0.04%	-19.53%	8.71%	12.08%
US Fund Mid-Cap Value	Victory RS Value Fund - Class A* Adviser: Victory Capital Management Inc. Subadviser: N/A	1.30%	-2.97%	7.12%	10.23%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Growth	Victory Munder Mid-Cap Core Growth Fund - Class Y Adviser: Victory Capital Management Inc. Subadviser: N/A	0.98%	-21.23%	5.48%	9.41%
*Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.HV-7969
Prospectuses Available [Text Block]	The following is a list of the Underlying Funds currently available under the Contract. In the event more than one Underlying Funds were offered under the Contract, the Underlying Funds available to you may vary by Employer. In such an event, you should refer to your retirement plan documents for a list of Underlying Funds available to you. More information about the Underlying Fund is available in the prospectuses for the Fund, which may be amended from time to time and can be found online at https://plan.empower-retirement.com/plancloudws/fundprospectus. You can also request this information at no cost by calling (844) 804-8989 or sending an email request to participantservices@empower.com. The current expenses and performance information below reflect fees and expenses of the Underlying Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. The past performance of a Fund is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	American Century Growth Fund - Investor Class* Adviser: American Century Investment Management Inc Subadviser: N/A	0.94%	-31.43%	9.50%	12.37%
US Fund Small Value	American Century Small Cap Value Fund - Investor Class Adviser: American Century Investment Management Inc Subadviser: N/A	1.09%	-14.72%	7.09%	10.37%
US Fund Money Market - Taxable	American Century U.S. Government Money Market Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	0.70%	1.11%	0.80%	0.63%
US Fund Allocation-- 50% to 70% Equity	American Funds American Balanced Fund® - Class R4 Adviser: Capital Research and Management Company Subadviser: N/A	0.60%	-12.14%	5.48%	8.21%
US Fund Global Large- Stock Blend	American Funds Capital World Growth and Income FundSM - Class R4 Adviser: Capital Research and Management Company Subadviser: N/A	0.78%	-17.30%	4.24%	7.57%
US Fund Foreign Large Growth	American Funds EuroPacific Growth Fund® - Class R4 Adviser: Capital Research and Management Company Subadviser: N/A	0.81%	-23.00%	1.18%	4.94%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	American Funds The Growth Fund of America® - Class R4 (Closed to new and subsequent Contributions and transfers of Participant Account values) Adviser: Capital Research and Management Company Subadviser: N/A	0.65%	-30.74%	7.19%	11.54%
US Fund Mid-Cap Value	Artisan Mid Cap Value Fund - Investor Class Adviser: Artisan Partners Limited Partnership Subadviser: N/A	1.20%	-13.21%	4.30%	7.75%
US Fund Small Growth	Baron Small Cap Fund - Retail Shares Adviser: BAMCO Inc Subadviser: N/A	1.30%	-31.22%	6.79%	9.93%
US Fund Target-Date 2030	BlackRock LifePath® Dynamic 2030 Fund - Institutional Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.59%	-15.83%	4.12%	6.11%
US Fund Target-Date 2040	BlackRock LifePath® Dynamic 2040 Fund - Institutional Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.59%	-17.09%	4.99%	7.26%
US Fund Target-Date 2050	BlackRock LifePath® Dynamic 2050 Fund - Institutional Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.59%	-18.71%	5.03%	7.70%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2060	BlackRock LifePath® Dynamic 2060 Fund - Institutional Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.59%	-18.64%	4.90%	6.46%
US Fund Target-Date Retirement	BlackRock LifePath® Dynamic Retirement Fund - Institutional Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.59%	-14.85%	2.94%	4.13%
US Fund Foreign Large Blend	BNY Mellon International Stock Index Fund - Investor Shares* Adviser: BNY Mellon Investment Funds VII, Inc. Subadviser: N/A	0.60%	-14.55%	1.26%	4.18%
US Fund Large Value	Eaton Vance Large-Cap Value Fund - Class A Adviser: Boston Management and Research Subadviser: N/A	1.01%	-2.78%	8.37%	10.32%
US Fund Intermediate Government	Goldman Sachs Government Income Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	0.81%	-12.85%	-0.84%	0.03%
US Fund High Yield Bond	Goldman Sachs High Yield Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	0.99%	-12.67%	1.06%	2.75%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	Hartford Capital Appreciation HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.67%	-15.30%	7.68%	10.89%
US Fund Large Value	Hartford Dividend and Growth HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.65%	-8.93%	9.54%	12.19%
US Fund Intermediate Core-Plus Bond	Hartford Total Return Bond HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.50%	-14.21%	0.34%	1.50%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Ultrashort Bond	Hartford Ultrashort Bond HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.43%	-0.17%	1.09%	0.76%
US Fund Diversified Emerging Mkts	Invesco Developing Markets Fund - Class Y Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.99%	-24.97%	-2.19%	1.48%
US Fund Foreign Large Growth	Invesco EQV International Equity Fund - Class A (Formerly Invesco International Growth Fund) Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.35%	-18.53%	1.09%	4.01%
US Fund Foreign Large Growth	Invesco Oppenheimer International Growth Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.08%	-27.31%	0.28%	4.15%
US Fund Real Estate	Invesco Real Estate Fund - Class R5 Adviser: Invesco Advisers, Inc. Subadviser: Invesco Asset Management Ltd	0.86%	-24.57%	3.04%	6.06%
US Fund Foreign Large Blend	Janus Henderson Overseas Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	1.14%	-8.84%	5.20%	3.72%
US Fund Mid-Cap Growth	JPMorgan Mid Cap Growth - Class R3* Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	1.20%	-9.97%	9.66%	12.60%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	MassMutual Blue Chip Growth Fund - Class R5 Adviser: MML Investment Advisers, LLC Subadviser: Loomis, Sayles & Company LP;T. Rowe Price Associates, Inc.;	0.73%	-34.07%	6.32%	12.37%
US Fund Small Growth	MassMutual Small Cap Growth Equity Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Wellington Management Company LLP;Invesco Advisers, Inc.;	1.31%	-26.21%	7.86%	11.31%
US Fund Foreign Large Growth	MFS® International Growth Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	1.07%	-15.33%	4.25%	6.00%
US Fund Foreign Large Growth	MFS® International Intrinsic Value Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.97%	-23.28%	3.00%	7.69%
US Fund Large Value	MFS® Value Fund - Class A* Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.80%	-11.53%	6.00%	10.25%
US Fund Large Blend	Neuberger Berman Sustainable Equity Fund - Trust Class Adviser: Neuberger Berman Investment Advisers LLC Subadviser: N/A	1.03%	-18.74%	7.11%	10.74%
US Fund Allocation-- 70% to 85% Equity	Oakmark Equity and Income Fund - Investor Class Adviser: Harris Associates L.P. Subadviser: N/A	0.83%	-12.92%	4.70%	7.31%
US Fund Inflation- Protected Bond	PIMCO Real Return Fund - Admin Class Adviser: Pacific Investment Management Company, LLC Subadviser: N/A	0.72%	-12.08%	1.86%	0.79%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core-Plus Bond	PIMCO Total Return Fund - Admin Class Adviser: Pacific Investment Management Company, LLC Subadviser: N/A	0.71%	-14.30%	-0.22%	0.86%
US Fund Large Blend	Vanguard 500 Index Fund - Admiral Shares Adviser: Vanguard Group Inc Subadviser: N/A	0.04%	-18.15%	9.39%	12.52%
US Fund Mid-Cap Blend	Vanguard Mid-Cap Index Fund - Admiral Shares (Closed to new and subsequent Contributions and transfers of Participant Account values) Adviser: Vanguard Group Inc Subadviser: N/A	0.05%	-18.71%	7.32%	11.10%
US Fund Small Blend	Vanguard Small-Cap Index Fund - Admiral Shares Adviser: Vanguard Group Inc Subadviser: N/A	0.05%	-17.61%	5.94%	10.11%
US Fund Intermediate Core Bond	Vanguard Total Bond Market Index Fund - Admiral Shares (Closed to new and subsequent Contributions and transfers of Participant Account values) Adviser: Vanguard Group Inc Subadviser: N/A	0.05%	-13.16%	-0.01%	1.00%
US Fund Large Blend	Vanguard Total Stock Market Index Fund - Admiral Shares (Closed to new and subsequent Contributions and transfers of Participant Account values) Adviser: Vanguard Group Inc Subadviser: N/A	0.04%	-19.53%	8.71%	12.08%
US Fund Mid-Cap Value	Victory RS Value Fund - Class A* Adviser: Victory Capital Management Inc. Subadviser: N/A	1.30%	-2.97%	7.12%	10.23%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Growth	Victory Munder Mid-Cap Core Growth Fund - Class Y Adviser: Victory Capital Management Inc. Subadviser: N/A	0.98%	-21.23%	5.48%	9.41%

Portfolio Company Objective [Text Block]	UNDERLYINGFUND TYPE
Temporary Fee Reductions, Current Expenses [Text Block]	*Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.HV-7969
State of Iowa Retirement Investors Club 403(b) | NotaShortTermInvestmentMember
Prospectus:
Principal Risk [Text Block]	Not a Short Term Investment Vehicle. The Contract is designed for retirement savings or other long-term purposes. It is not appropriate for investors who need ready access to cash.
State of Iowa Retirement Investors Club 403(b) | InvestmentOptions1RiskMember
Prospectus:
Principal Risk [Text Block]	Risks Associated with Underlying Funds. The value of your investment and any returns will depend on the performance of the Underlying Fund(s) you select. You bear the risk of any decline in your Participant Account value resulting from the Underlying Fund(s)’ performance.
State of Iowa Retirement Investors Club 403(b) | CompanysClaimsPayingAbilityMember
Prospectus:
Principal Risk [Text Block]	Company’s Claims Paying Ability. Guarantees and benefits provided by the Talcott Resolution are subject to the financial strength and claims paying ability of the company. If the Talcott experiences financial difficulty, it may not be able to make guaranteed payments that exceed the assets in the Separate Account.
State of Iowa Retirement Investors Club 403(b) | DeductionThirdPartyAdvisoryFeesMember
Prospectus:
Principal Risk [Text Block]	Deduction of Third-Party Advisory Fees. Risks relating to the deduction of advisory fees will reduce your Participant Account Value and subject to state and federal income tax, as well as a 10% federal penalty tax if the Participant is under age 59 1/2.
State of Iowa Retirement Investors Club 403(b) | LimitationsonSurrendersandWithdrawalsMember
Prospectus:
Principal Risk [Text Block]	Limitations on Surrenders and Withdrawals. During the first five Contract Years we will deduct a Contingent Deferred Surrender Charge if you surrender or take a withdrawal from the Contract. You should purchase the Contract only if you have the ability to keep it in force for a substantial period of time.
State of Iowa Retirement Investors Club 403(b) | ContractSuspensionMember
Prospectus:
Principal Risk [Text Block]	Contract Suspension. The Contract may be suspended where new Contributions and new Participant Accounts may be prohibited.
State of Iowa Retirement Investors Club 403(b) | TaxConsequencesMember
Prospectus:
Principal Risk [Text Block]	Tax Consequences. Withdrawals are generally taxable as ordinary income. Withdrawals before age 59 1∕2 may be subject to a tax penalty.
State of Iowa Retirement Investors Club 403(b) | CyberSecurityandBusinessContinuityRiskMember
Prospectus:
Principal Risk [Text Block]	Cyber Security and Business Continuity Risk. Our business is highly dependent upon the effective operation of our computer systems and those of our business partners and service providers. Our business is therefore vulnerable to disruptions from utility outages and susceptible to operational and information security risks resulting from system failures and cybersecurity incidents. These risks include, among other things, the theft, misuse, corruption and destruction of electronic data, interference with or denial of service, attacks on systems or websites and other operational disruptions that could severely impede our ability to conduct our business and administer the Contract. Financial services companies and their third-party service providers are increasingly the targets of cyber-attacks involving the encryption of data (e.g., ransomware), disruptions in communications (e.g., denial of service), or unauthorized access to or release of personal or confidential information. In 2023, we were notified of a data security incident involving the MOVEit file transfer system used by numerous financial services companies. A third-party vendor uses that software on our behalf to, among other things, identify the deaths of insured persons and annuitants under life insurance policies and annuity contracts. We notified affected customers as required by law, and we continue to assess and investigate the overall impact of the incident. The techniques used to attack systems and networks change frequently, are becoming more sophisticated, and can originate from a wide variety of sources. The use of remote or flexible work arrangements, remote access tools, and mobile technology has expanded potential targets for cyber-attack. System failures and cybersecurity incidents may adversely affect you and/or your Contract. For instance, a cyber-attack may interfere with our ability to process Contract transactions or calculate Contract values, including Accumulation Unit values, or could result in the release of confidential customer information. Such events could also adversely affect us, as they may result in regulatory fines, financial losses and reputational damage. Cybersecurity incidents may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. Although we take efforts to protect our systems from cybersecurity incidents, there can be no assurance that we or our service providers or the underlying funds will be able to avoid cybersecurity incidents affecting Contract owners in the future. It is possible that a cybersecurity incident could persist for an extended period of time without detection. We are also exposed to risks related to natural and man-made disasters, and other severe events, such as storms, public health crises, terrorist acts, and military actions, any of which could adversely affect our business operations. While we have a business continuity plan and have taken precautions, we cannot assure you that severe events will not result in interruptions to our business operations, particularly if such events affect our computer systems or result in a significant number of our employees becoming unavailable. Interruptions to our business operations may impair our ability to effectively administer the Contract, including our ability to process orders and calculate Contract values. Additionally, our third-party service providers and other third-parties related to our business (such as financial intermediaries or underlying funds) are subject to similar risks. Successful implementation and execution of their business continuity policies and procedures are largely beyond our control. Disruptions to their business operations may impair our own business operations.Cybersecurity incidents may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. Although we take efforts to protect our systems from cybersecurity incidents, there can be no assurance that we or our service providers or the underlying funds will be able to avoid cybersecurity incidents affecting Contract owners in the future. It is possible that a cybersecurity incident could persist for an extended period of time without detection. We are also exposed to risks related to natural and man-made disasters, and other severe events, such as storms, public health crises, terrorist acts, and military actions, any of which could adversely affect our business operations. While we have a business continuity plan and have taken precautions, we cannot assure you that severe events will not result in interruptions to our business operations, particularly if such events affect our computer systems or result in a significant number of our employees becoming unavailable. Interruptions to our business operations may impair our ability to effectively administer the Contract, including our ability to process orders and calculate Contract values. Additionally, our third-party service providers and other third-parties related to our business (such as financial intermediaries or underlying funds) are subject to similar risks. Successful implementation and execution of their business continuity policies and procedures are largely beyond our control. Disruptions to their business operations may impair our own business operations.
State of Iowa Retirement Investors Club 403(b) | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	You can lose money by investing in this Contract, including loss of principal and prior credited earnings.
State of Iowa Retirement Investors Club 403(b) | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	The Contract is designed as a long-term accumulation Investment for retirement savings. It is not designed for short term investment and is not appropriate for an investor who needs ready access to cash.
State of Iowa Retirement Investors Club 403(b) | Investment Options Risk [Member]
Prospectus:
Risk [Text Block]	•An investment in this Contract is subject to the risk of poor investment performance of the Underlying Funds available under the Contract.•Each Underlying Fund has its own unique risks.•You should review the prospectus for each Underlying Fund before making an investment decision.
State of Iowa Retirement Investors Club 403(b) | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	Any obligations, guarantees, and benefits of the Contract are subject to the claims- paying ability of the Talcott Resolution. If Talcott Resolution experiences financial distress, it may not be able to meet its obligations to you. More information about Talcott Resolution, including its financial strength ratings, is available upon request. You may make such request by calling 844-804-8989 or visiting https://www.talcottresolution.com
State of Iowa Retirement Investors Club 403(b) | AmericanCenturyUSGovernmentMoneyMarketFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Money Market - Taxable
Portfolio Company Name [Text Block]	American Century U.S. Government Money Market Fund - Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	1.11%
Average Annual Total Returns, 5 Years [Percent]	0.80%
Average Annual Total Returns, 10 Years [Percent]	0.63%
State of Iowa Retirement Investors Club 403(b) | AmericanFundsEuroPacificGrowthFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	American Funds EuroPacific Growth Fund® - Class R4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	(23.00%)
Average Annual Total Returns, 5 Years [Percent]	1.18%
Average Annual Total Returns, 10 Years [Percent]	4.94%
State of Iowa Retirement Investors Club 403(b) | HartfordDividendandGrowthHLSFundClassIAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Hartford Dividend and Growth HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	(8.93%)
Average Annual Total Returns, 5 Years [Percent]	9.54%
Average Annual Total Returns, 10 Years [Percent]	12.19%
State of Iowa Retirement Investors Club 403(b) | HartfordTotalReturnBondHLSFundClassIAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	Hartford Total Return Bond HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	(14.21%)
Average Annual Total Returns, 5 Years [Percent]	0.34%
Average Annual Total Returns, 10 Years [Percent]	1.50%
State of Iowa Retirement Investors Club 403(b) | HartfordUltrashortBondHLSFundClassIAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Ultrashort Bond
Portfolio Company Name [Text Block]	Hartford Ultrashort Bond HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.43%
Average Annual Total Returns, 1 Year [Percent]	(0.17%)
Average Annual Total Returns, 5 Years [Percent]	1.09%
Average Annual Total Returns, 10 Years [Percent]	0.76%
State of Iowa Retirement Investors Club 403(b) | MassMutualBlueChipGrowthFundClassR5Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	MassMutual Blue Chip Growth Fund - Class R5
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company LP;T. Rowe Price Associates, Inc.;
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	(34.07%)
Average Annual Total Returns, 5 Years [Percent]	6.32%
Average Annual Total Returns, 10 Years [Percent]	12.37%
State of Iowa Retirement Investors Club 403(b) | MassMutualSmallCapGrowthEquityFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	MassMutual Small Cap Growth Equity Fund - Class R4
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP;Invesco Advisers, Inc.;
Current Expenses [Percent]	1.31%
Average Annual Total Returns, 1 Year [Percent]	(26.21%)
Average Annual Total Returns, 5 Years [Percent]	7.86%
Average Annual Total Returns, 10 Years [Percent]	11.31%
State of Iowa Retirement Investors Club 403(b) | OakmarkEquityandIncomeFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--70% to 85% Equity
Portfolio Company Name [Text Block]	Oakmark Equity and Income Fund - Investor Class
Portfolio Company Adviser [Text Block]	Harris Associates L.P.
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	(12.92%)
Average Annual Total Returns, 5 Years [Percent]	4.70%
Average Annual Total Returns, 10 Years [Percent]	7.31%
State of Iowa Retirement Investors Club 403(b) | EatonVanceLargeCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Eaton Vance Large-Cap Value Fund - Class A
Portfolio Company Adviser [Text Block]	Boston Management and Research
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	(2.78%)
Average Annual Total Returns, 5 Years [Percent]	8.37%
Average Annual Total Returns, 10 Years [Percent]	10.32%
State of Iowa Retirement Investors Club 403(b) | GoldmanSachsGovernmentIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Government
Portfolio Company Name [Text Block]	Goldman Sachs Government Income Fund - Class A*
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	(12.85%)
Average Annual Total Returns, 5 Years [Percent]	(0.84%)
Average Annual Total Returns, 10 Years [Percent]	0.03%
State of Iowa Retirement Investors Club 403(b) | GoldmanSachsHighYieldFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund High Yield Bond
Portfolio Company Name [Text Block]	Goldman Sachs High Yield Fund - Class A*
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	(12.67%)
Average Annual Total Returns, 5 Years [Percent]	1.06%
Average Annual Total Returns, 10 Years [Percent]	2.75%
State of Iowa Retirement Investors Club 403(b) | InvescoEQVInternationalEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	Invesco EQV International Equity Fund - Class A (Formerly Invesco International Growth Fund)
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.35%
Average Annual Total Returns, 1 Year [Percent]	(18.53%)
Average Annual Total Returns, 5 Years [Percent]	1.09%
Average Annual Total Returns, 10 Years [Percent]	4.01%
State of Iowa Retirement Investors Club 403(b) | InvescoOppenheimerInternationalGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	Invesco Oppenheimer International Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	(27.31%)
Average Annual Total Returns, 5 Years [Percent]	0.28%
Average Annual Total Returns, 10 Years [Percent]	4.15%
State of Iowa Retirement Investors Club 403(b) | JanusHendersonOverseasFundClassSMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Janus Henderson Overseas Fund - Class S
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	(8.84%)
Average Annual Total Returns, 5 Years [Percent]	5.20%
Average Annual Total Returns, 10 Years [Percent]	3.72%
State of Iowa Retirement Investors Club 403(b) | MFSInternationalIntrinsicValueFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	MFS® International Intrinsic Value Fund - Class R3*
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	(23.28%)
Average Annual Total Returns, 5 Years [Percent]	3.00%
Average Annual Total Returns, 10 Years [Percent]	7.69%
State of Iowa Retirement Investors Club 403(b) | HartfordCapitalAppreciationHLSFundClassIAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Hartford Capital Appreciation HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	(15.30%)
Average Annual Total Returns, 5 Years [Percent]	7.68%
Average Annual Total Returns, 10 Years [Percent]	10.89%
State of Iowa Retirement Investors Club 403(b) | Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(11.53%)
Average Annual Total Returns, 5 Years [Percent]	6.00%
Average Annual Total Returns, 10 Years [Percent]	10.25%
State of Iowa Retirement Investors Club 403(b) | MFSValueFundClassAMember
Prospectus:
Portfolio Company Name [Text Block]	MFS® Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
State of Iowa Retirement Investors Club 403(b) | AmericanCenturyGrowthFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	American Century Growth Fund - Investor Class*
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	(31.43%)
Average Annual Total Returns, 5 Years [Percent]	9.50%
Average Annual Total Returns, 10 Years [Percent]	12.37%
State of Iowa Retirement Investors Club 403(b) | AmericanCenturySmallCapValueFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	American Century Small Cap Value Fund - Investor Class
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	(14.72%)
Average Annual Total Returns, 5 Years [Percent]	7.09%
Average Annual Total Returns, 10 Years [Percent]	10.37%
State of Iowa Retirement Investors Club 403(b) | AmericanFundsAmericanBalancedFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--50% to 70% Equity
Portfolio Company Name [Text Block]	American Funds American Balanced Fund® - Class R4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	(12.14%)
Average Annual Total Returns, 5 Years [Percent]	5.48%
Average Annual Total Returns, 10 Years [Percent]	8.21%
State of Iowa Retirement Investors Club 403(b) | AmericanFundsCapitalWorldGrowthandIncomeFundSMClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Blend
Portfolio Company Name [Text Block]	American Funds Capital World Growth and Income FundSM - Class R4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	(17.30%)
Average Annual Total Returns, 5 Years [Percent]	4.24%
Average Annual Total Returns, 10 Years [Percent]	7.57%
State of Iowa Retirement Investors Club 403(b) | AmericanFundsTheGrowthFundofAmericaClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	American Funds The Growth Fund of America® - Class R4 (Closed to new and subsequent Contributions and transfers of Participant Account values)
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	(30.74%)
Average Annual Total Returns, 5 Years [Percent]	7.19%
Average Annual Total Returns, 10 Years [Percent]	11.54%
State of Iowa Retirement Investors Club 403(b) | ArtisanMidCapValueFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Artisan Mid Cap Value Fund - Investor Class
Portfolio Company Adviser [Text Block]	Artisan Partners Limited Partnership
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	(13.21%)
Average Annual Total Returns, 5 Years [Percent]	4.30%
Average Annual Total Returns, 10 Years [Percent]	7.75%
State of Iowa Retirement Investors Club 403(b) | BaronSmallCapFundRetailSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	Baron Small Cap Fund - Retail Shares
Portfolio Company Adviser [Text Block]	BAMCO Inc
Current Expenses [Percent]	1.30%
Average Annual Total Returns, 1 Year [Percent]	(31.22%)
Average Annual Total Returns, 5 Years [Percent]	6.79%
Average Annual Total Returns, 10 Years [Percent]	9.93%
State of Iowa Retirement Investors Club 403(b) | BlackRockLifePathDynamic2030FundInstitutionalSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2030
Portfolio Company Name [Text Block]	BlackRock LifePath®Dynamic 2030 Fund - Institutional Shares*
Portfolio Company Adviser [Text Block]	BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock International Limited;BlackRock (Singapore) Limited;
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	(15.83%)
Average Annual Total Returns, 5 Years [Percent]	4.12%
Average Annual Total Returns, 10 Years [Percent]	6.11%
State of Iowa Retirement Investors Club 403(b) | BlackRockLifePathDynamic2040FundInstitutionalSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2040
Portfolio Company Name [Text Block]	BlackRock LifePath®Dynamic 2040 Fund - Institutional Shares*
Portfolio Company Adviser [Text Block]	BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock International Limited;BlackRock (Singapore) Limited;
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	(17.09%)
Average Annual Total Returns, 5 Years [Percent]	4.99%
Average Annual Total Returns, 10 Years [Percent]	7.26%
State of Iowa Retirement Investors Club 403(b) | BlackRockLifePathDynamic2050FundInstitutionalSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2050
Portfolio Company Name [Text Block]	BlackRock LifePath®Dynamic 2050 Fund - Institutional Shares*
Portfolio Company Adviser [Text Block]	BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock International Limited;BlackRock (Singapore) Limited;
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	(18.71%)
Average Annual Total Returns, 5 Years [Percent]	5.03%
Average Annual Total Returns, 10 Years [Percent]	7.70%
State of Iowa Retirement Investors Club 403(b) | BlackRockLifePathDynamic2060FundInstitutionalSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2060
Portfolio Company Name [Text Block]	BlackRock LifePath®Dynamic 2060 Fund - Institutional Shares*
Portfolio Company Adviser [Text Block]	BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock International Limited;BlackRock (Singapore) Limited;
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	(18.64%)
Average Annual Total Returns, 5 Years [Percent]	4.90%
Average Annual Total Returns, 10 Years [Percent]	6.46%
State of Iowa Retirement Investors Club 403(b) | BlackRockLifePathDynamicRetirementFundInstitutionalSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date Retirement
Portfolio Company Name [Text Block]	BlackRock LifePath®Dynamic Retirement Fund - Institutional Shares*
Portfolio Company Adviser [Text Block]	BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock International Limited;BlackRock (Singapore) Limited;
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	(14.85%)
Average Annual Total Returns, 5 Years [Percent]	2.94%
Average Annual Total Returns, 10 Years [Percent]	4.13%
State of Iowa Retirement Investors Club 403(b) | BNYMellonInternationalStockIndexFundInvestorSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	BNY Mellon International Stock Index Fund - Investor Shares*
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Funds VII, Inc.
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	(14.55%)
Average Annual Total Returns, 5 Years [Percent]	1.26%
Average Annual Total Returns, 10 Years [Percent]	4.18%
State of Iowa Retirement Investors Club 403(b) | InvescoDevelopingMarketsFundClassYMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Diversified Emerging Mkts
Portfolio Company Name [Text Block]	Invesco Developing Markets Fund - Class Y
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	(24.97%)
Average Annual Total Returns, 5 Years [Percent]	(2.19%)
Average Annual Total Returns, 10 Years [Percent]	1.48%
State of Iowa Retirement Investors Club 403(b) | InvescoRealEstateFundClassR5Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Real Estate
Portfolio Company Name [Text Block]	Invesco Real Estate Fund - Class R5
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Invesco Asset Management Ltd
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(24.57%)
Average Annual Total Returns, 5 Years [Percent]	3.04%
Average Annual Total Returns, 10 Years [Percent]	6.06%
State of Iowa Retirement Investors Club 403(b) | JPMorganMidCapGrowthClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	JPMorgan Mid Cap Growth - Class R3*
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	(9.97%)
Average Annual Total Returns, 5 Years [Percent]	9.66%
Average Annual Total Returns, 10 Years [Percent]	12.60%
State of Iowa Retirement Investors Club 403(b) | MFSInternationalGrowthFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	MFS® International Growth Fund - Class R3*
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	(15.33%)
Average Annual Total Returns, 5 Years [Percent]	4.25%
Average Annual Total Returns, 10 Years [Percent]	6.00%
State of Iowa Retirement Investors Club 403(b) | NeubergerBermanSustainableEquityFundTrustClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Neuberger Berman Sustainable Equity Fund - Trust Class
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	(18.74%)
Average Annual Total Returns, 5 Years [Percent]	7.11%
Average Annual Total Returns, 10 Years [Percent]	10.74%
State of Iowa Retirement Investors Club 403(b) | PIMCORealReturnFundAdminClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Inflation-Protected Bond
Portfolio Company Name [Text Block]	PIMCO Real Return Fund - Admin Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	(12.08%)
Average Annual Total Returns, 5 Years [Percent]	1.86%
Average Annual Total Returns, 10 Years [Percent]	0.79%
State of Iowa Retirement Investors Club 403(b) | PIMCOTotalReturnFundAdminClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	PIMCO Total Return Fund - Admin Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	(14.30%)
Average Annual Total Returns, 5 Years [Percent]	(0.22%)
Average Annual Total Returns, 10 Years [Percent]	0.86%
State of Iowa Retirement Investors Club 403(b) | Vanguard500IndexFundAdmiralSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Vanguard 500 Index Fund - Admiral Shares
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.04%
Average Annual Total Returns, 1 Year [Percent]	(18.15%)
Average Annual Total Returns, 5 Years [Percent]	9.39%
Average Annual Total Returns, 10 Years [Percent]	12.52%
State of Iowa Retirement Investors Club 403(b) | VanguardMidCapIndexFundAdmiralSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Vanguard Mid-Cap Index Fund - Admiral Shares (Closed to new and subsequent Contributions and transfers of Participant Account values)
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.05%
Average Annual Total Returns, 1 Year [Percent]	(18.71%)
Average Annual Total Returns, 5 Years [Percent]	7.32%
Average Annual Total Returns, 10 Years [Percent]	11.10%
State of Iowa Retirement Investors Club 403(b) | VanguardSmallCapIndexFundAdmiralSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	Vanguard Small-Cap Index Fund - Admiral Shares
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.05%
Average Annual Total Returns, 1 Year [Percent]	(17.61%)
Average Annual Total Returns, 5 Years [Percent]	5.94%
Average Annual Total Returns, 10 Years [Percent]	10.11%
State of Iowa Retirement Investors Club 403(b) | VanguardTotalBondMarketIndexFundAdmiralSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core Bond
Portfolio Company Name [Text Block]	Vanguard Total Bond Market Index Fund - Admiral Shares (Closed to new and subsequent Contributions and transfers of Participant Account values)
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.05%
Average Annual Total Returns, 1 Year [Percent]	(13.16%)
Average Annual Total Returns, 5 Years [Percent]	(0.01%)
Average Annual Total Returns, 10 Years [Percent]	1.00%
State of Iowa Retirement Investors Club 403(b) | VanguardTotalStockMarketIndexFundAdmiralSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Vanguard Total Stock Market Index Fund - Admiral Shares (Closed to new and subsequent Contributions and transfers of Participant Account values)
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.04%
Average Annual Total Returns, 1 Year [Percent]	(19.53%)
Average Annual Total Returns, 5 Years [Percent]	8.71%
Average Annual Total Returns, 10 Years [Percent]	12.08%
State of Iowa Retirement Investors Club 403(b) | VictoryRSValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Victory RS Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Victory Capital Management Inc.
Current Expenses [Percent]	1.30%
Average Annual Total Returns, 1 Year [Percent]	(2.97%)
Average Annual Total Returns, 5 Years [Percent]	7.12%
Average Annual Total Returns, 10 Years [Percent]	10.23%
State of Iowa Retirement Investors Club 403(b) | VictoryMunderMidCapCoreGrowthFundClassYMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Victory Munder Mid-Cap Core Growth Fund - Class Y
Portfolio Company Adviser [Text Block]	Victory Capital Management Inc.
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	(21.23%)
Average Annual Total Returns, 5 Years [Percent]	5.48%
Average Annual Total Returns, 10 Years [Percent]	9.41%
State of Iowa Retirement Investors Club 403(b) | ParticipantLoanMember
Prospectus:
Name of Benefit [Text Block]	Participant Loan
Purpose of Benefit [Text Block]	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.
Standard Benefit [Flag]	true
Standard Benefit Expense, Maximum [Dollars]	$ 50.00
Brief Restrictions / Limitations [Text Block]	•Must be permitted by the Code and the terms of the Plan.BenefitPurposeWhether Benefit Is Standard or OptionalMaximum FeeRestrictions/Limitations
Name of Benefit [Text Block]	Participant Loan
Operation of Benefit [Text Block]	Participant Loans During the Accumulation Period, a Participant under a Tax-sheltered Annuity plan may request a loan from his or her Participant Account, if permitted by the Plan. Loans from a Participant’s Account may not be available in all states or may be subject to restrictions. When you initiate a loan from your Participant Account, We deduct a loan set-up fee of $50. In addition, while your loan is outstanding, We deduct a $50 annual loan administration fee from your Participant Account on a quarterly basis. We deduct 25 percent of the annual fee on the last Valuation Day of each quarter, or from the proceeds of a full Surrender of your Participant Account. When you take a loan from your Participant Account, for record-keeping purposes, an amount equal to your loan, plus interest, is placed into a loan account. When you make loan repayments, the amount of the loan account decreases until your loan account is re-paid in full. You must pay back your loan according to the payment schedule set by the terms of your loan agreement. The loan agreement describes the terms, conditions, and any fees or charges of your loan. Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Account. The longer a loan is outstanding, the greater the impact on the Participant’s Account is likely to be. Also, if not repaid, the outstanding loan balance will reduce the death benefit otherwise payable to the Beneficiary.
State of Iowa Retirement Investors Club 403(b) | SystemicWithdrawalOptionMember
Prospectus:
Name of Benefit [Text Block]	Systemic Withdrawal Option
Purpose of Benefit [Text Block]	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Limited to Participants who have terminated their employment with the Employer;•Duration of payments may not extend beyond the Participant’s life expectancy;•A Participant may not elect the Systemic Withdrawal Option if there is an outstanding Loan.
Name of Benefit [Text Block]	Systemic Withdrawal Option
State of Iowa Retirement Investors Club 403(b) | Standard Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Death Benefit
Purpose of Benefit [Text Block]	If the participant dies during the Accumulation Period, then the type of death benefit paid depends on whether the participant died (a) before age 65, or (b) on or after age 65. If the participant died before age 65, a Minimum Death Benefit is payable to the Beneficiary, which is generally the greater of the greater of (a) the value of the Participant Account and (b) 100% of the Contributions to the Participant Account less prior Surrenders and outstanding Participant loans.If the participant dies on or after age 65, then the Contract pays a death benefit equal to the Participant Account Value, less any outstanding charges and loan balances.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	1.25%
Brief Restrictions / Limitations [Text Block]	•For Minimum Death Benefit, value of Participant account measured on date that all completed paperwork received for all states except IL. In IL, measured on date Due Proof of Death is received.•The deduction of advisory fees will reduce your death benefit.
Name of Benefit [Text Block]	Death Benefit
Operation of Benefit [Text Block]	Death Benefits Determination of the Beneficiary: The Beneficiary is the person or persons designated to receive payment of the death benefit upon the death of the Participant. If no designated Beneficiary remains living at the death of the Participant, the Participant’s estate is the Beneficiary. Death before the Annuity Commencement Date: • Death prior to age 65: If the Participant dies before the Annuity Commencement Date or the Participant’s attainment of age 65 (whichever comes first) the Minimum Death Benefit is payable to the Beneficiary. The Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. For Contracts purchased in Illinois, the Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. To the extent you have Related Contracts under your plan, we may take into consideration corresponding Participant Account values, Contributions, Surrenders, or loan indebtedness in calculating the Minimum Death Benefit. The value of a Participant’s Account on any Valuation Day before the Annuity Commencement Date will be reduced by any applicable Premium Taxes not already deducted. • Death on or after age 65: If the Participant dies before the Annuity Commencement Date but on or after the Participant’s 65th birthday, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices. For Contracts purchased in Illinois, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death at our Administrative Offices. Calculation of the death benefit: Except for Contracts purchased in Illinois, if the Participant dies before the Annuity Commencement Date, the death benefit will be calculated as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction. The death benefit remains invested in the Separate Account and/or General Account option according to your last instructions until the proceeds are paid or we receive new settlement instructions from the Beneficiary. During the time period between our receipt of Due Proof of Death and our receipt of the completed settlement instructions, the calculated death benefit will be subject to market fluctuations. Upon receipt of complete settlement instructions, we will calculate the payable amount. If the proceeds are taken in a single sum, payment will normally be made within seven days of our receipt of completed settlement instructions. You may apply the death benefit payment to any one of the Annuity payout options (See “Annuity Payout Options”) instead of receiving the death benefit payment in a single sum. An election to receive payment of death benefits under an Annuity payout option must be made before a lump sum settlement and within one year after the death by written notice to us at our Administrative Offices. Proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payouts will become operative unless the initial Annuity payout is at least $20 on either a variable or fixed basis, or $20 on each basis when a combination benefit is elected. The manner in which the Annuity payouts are determined and in which they may vary from month to month are the same as applicable to a Participant’s Account after retirement (See “Contract Value”). Death on or after the Annuity Commencement Date: If the Annuitant dies on or after the Annuity Commencement Date, there may be no payout at death unless the Annuitant has elected an Annuity payout option that permits the Beneficiary to elect to continue Annuity payouts or to receive the computed value.
State of Iowa Retirement Investors Club 403(b) | Percent125Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	$ 7,280
Surrender Expense, 3 Years, Maximum [Dollars]	11,093
Surrender Expense, 5 Years, Maximum [Dollars]	14,951
Surrender Expense, 10 Years, Maximum [Dollars]	29,593
Annuitized Expense, 1 Year, Maximum [Dollars]	2,664
Annuitized Expense, 3 Years, Maximum [Dollars]	8,179
Annuitized Expense, 5 Years, Maximum [Dollars]	13,951
Annuitized Expense, 10 Years, Maximum [Dollars]	29,593
No Surrender Expense, 1 Year, Maximum [Dollars]	2,664
No Surrender Expense, 3 Years, Maximum [Dollars]	8,179
No Surrender Expense, 5 Years, Maximum [Dollars]	13,951
No Surrender Expense, 10 Years, Maximum [Dollars]	29,593
State of Iowa Retirement Investors Club 403(b) | Percent105Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	7,085
Surrender Expense, 3 Years, Maximum [Dollars]	10,498
Surrender Expense, 5 Years, Maximum [Dollars]	13,929
Surrender Expense, 10 Years, Maximum [Dollars]	27,569
Annuitized Expense, 1 Year, Maximum [Dollars]	2,459
Annuitized Expense, 3 Years, Maximum [Dollars]	7,565
Annuitized Expense, 5 Years, Maximum [Dollars]	12,930
Annuitized Expense, 10 Years, Maximum [Dollars]	27,569
No Surrender Expense, 1 Year, Maximum [Dollars]	2,459
No Surrender Expense, 3 Years, Maximum [Dollars]	7,565
No Surrender Expense, 5 Years, Maximum [Dollars]	12,930
No Surrender Expense, 10 Years, Maximum [Dollars]	27,569
State of Iowa Retirement Investors Club 403(b) | Percent085Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	6,890
Surrender Expense, 3 Years, Maximum [Dollars]	9,901
Surrender Expense, 5 Years, Maximum [Dollars]	12,899
Surrender Expense, 10 Years, Maximum [Dollars]	25,504
Annuitized Expense, 1 Year, Maximum [Dollars]	2,254
Annuitized Expense, 3 Years, Maximum [Dollars]	6,948
Annuitized Expense, 5 Years, Maximum [Dollars]	11,899
Annuitized Expense, 10 Years, Maximum [Dollars]	25,504
No Surrender Expense, 1 Year, Maximum [Dollars]	2,254
No Surrender Expense, 3 Years, Maximum [Dollars]	6,948
No Surrender Expense, 5 Years, Maximum [Dollars]	11,899
No Surrender Expense, 10 Years, Maximum [Dollars]	25,504
State of Iowa Retirement Investors Club 403(b) | Percent075Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	6,793
Surrender Expense, 3 Years, Maximum [Dollars]	9,601
Surrender Expense, 5 Years, Maximum [Dollars]	12,380
Surrender Expense, 10 Years, Maximum [Dollars]	24,457
Annuitized Expense, 1 Year, Maximum [Dollars]	2,152
Annuitized Expense, 3 Years, Maximum [Dollars]	6,638
Annuitized Expense, 5 Years, Maximum [Dollars]	11,381
Annuitized Expense, 10 Years, Maximum [Dollars]	24,457
No Surrender Expense, 1 Year, Maximum [Dollars]	2,152
No Surrender Expense, 3 Years, Maximum [Dollars]	6,638
No Surrender Expense, 5 Years, Maximum [Dollars]	11,381
No Surrender Expense, 10 Years, Maximum [Dollars]	24,457
State of Iowa Retirement Investors Club 403(b) | Percent065Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	6,695
Surrender Expense, 3 Years, Maximum [Dollars]	9,301
Surrender Expense, 5 Years, Maximum [Dollars]	11,860
Surrender Expense, 10 Years, Maximum [Dollars]	23,398
Annuitized Expense, 1 Year, Maximum [Dollars]	2,049
Annuitized Expense, 3 Years, Maximum [Dollars]	6,328
Annuitized Expense, 5 Years, Maximum [Dollars]	10,860
Annuitized Expense, 10 Years, Maximum [Dollars]	23,398
No Surrender Expense, 1 Year, Maximum [Dollars]	2,049
No Surrender Expense, 3 Years, Maximum [Dollars]	6,328
No Surrender Expense, 5 Years, Maximum [Dollars]	10,860
No Surrender Expense, 10 Years, Maximum [Dollars]	23,398
State of Iowa Retirement Investors Club 403(b) | Percent050Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	6,549
Surrender Expense, 3 Years, Maximum [Dollars]	8,849
Surrender Expense, 5 Years, Maximum [Dollars]	11,075
Surrender Expense, 10 Years, Maximum [Dollars]	21,791
Annuitized Expense, 1 Year, Maximum [Dollars]	1,896
Annuitized Expense, 3 Years, Maximum [Dollars]	5,862
Annuitized Expense, 5 Years, Maximum [Dollars]	10,075
Annuitized Expense, 10 Years, Maximum [Dollars]	21,791
No Surrender Expense, 1 Year, Maximum [Dollars]	1,896
No Surrender Expense, 3 Years, Maximum [Dollars]	5,862
No Surrender Expense, 5 Years, Maximum [Dollars]	10,075
No Surrender Expense, 10 Years, Maximum [Dollars]	21,791
State of Iowa Retirement Investors Club 403(b) | Percent035Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	6,403
Surrender Expense, 3 Years, Maximum [Dollars]	8,394
Surrender Expense, 5 Years, Maximum [Dollars]	10,285
Surrender Expense, 10 Years, Maximum [Dollars]	20,161
Annuitized Expense, 1 Year, Maximum [Dollars]	1,742
Annuitized Expense, 3 Years, Maximum [Dollars]	5,394
Annuitized Expense, 5 Years, Maximum [Dollars]	9,285
Annuitized Expense, 10 Years, Maximum [Dollars]	20,161
No Surrender Expense, 1 Year, Maximum [Dollars]	1,742
No Surrender Expense, 3 Years, Maximum [Dollars]	5,394
No Surrender Expense, 5 Years, Maximum [Dollars]	9,285
No Surrender Expense, 10 Years, Maximum [Dollars]	20,161
State of Iowa Retirement Investors Club 403(b) | Percent015Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	6,208
Surrender Expense, 3 Years, Maximum [Dollars]	7,768
Surrender Expense, 5 Years, Maximum [Dollars]	9,224
Surrender Expense, 10 Years, Maximum [Dollars]	17,948
Annuitized Expense, 1 Year, Maximum [Dollars]	1,537
Annuitized Expense, 3 Years, Maximum [Dollars]	4,769
Annuitized Expense, 5 Years, Maximum [Dollars]	8,224
Annuitized Expense, 10 Years, Maximum [Dollars]	17,948
No Surrender Expense, 1 Year, Maximum [Dollars]	1,537
No Surrender Expense, 3 Years, Maximum [Dollars]	4,769
No Surrender Expense, 5 Years, Maximum [Dollars]	8,224
No Surrender Expense, 10 Years, Maximum [Dollars]	17,948
State of Iowa Retirement Investors Club 403(b) | Percent000Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	6,062
Surrender Expense, 3 Years, Maximum [Dollars]	7,297
Surrender Expense, 5 Years, Maximum [Dollars]	8,422
Surrender Expense, 10 Years, Maximum [Dollars]	16,261
Annuitized Expense, 1 Year, Maximum [Dollars]	1,383
Annuitized Expense, 3 Years, Maximum [Dollars]	4,298
Annuitized Expense, 5 Years, Maximum [Dollars]	7,423
Annuitized Expense, 10 Years, Maximum [Dollars]	16,261
No Surrender Expense, 1 Year, Maximum [Dollars]	1,383
No Surrender Expense, 3 Years, Maximum [Dollars]	4,298
No Surrender Expense, 5 Years, Maximum [Dollars]	7,423
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 16,261
Premier Solutions Standard (Series II)
Prospectus:
Fees and Expenses [Text Block]
FEES AND EXPENSES	LOCATION IN PROSPECTUS
Charges for Early Withdrawals
You do not pay a sales charge at the time you make a Contribution to your
Participant Account. But you may pay a Contingent Deferred Sales Charge
(“CDSC”) if you fully or partially surrender your Participant Account Value during the first five Contract Years. No CDSC applies in the sixth Contract
Year or later.

For example, if you made a withdrawal of $100,000.00 (a partial surrender)
from your Participant Account Value during your first Contract Year, you would pay a maximum CDSC of $5,000.00.
Contract Charges: Contingent Deferred Sales Charge
Transaction Charges
In addition to the Contingent Deferred Surrender Charge, you may be
charged for other transactions. These may include fees to set up and administer a Loan from your Participant Account Value, charges for Premium
Taxes that are imposed by a State or other government entity, or a Transfer
Fee for transfers among the Sub-Accounts that exceed twelve transfers in a
Contract Year.
Contract Charges: Loan Fees; Premium Taxes; and Transfer Fees
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year.
Please refer to your Contract specifications page for information about the specific fees you will pay each year.

The fees and expenses don’t reflect advisory fees that are paid to investment advisors from the Participant Account. If such charges were reflected, such fees and expenses would be higher.
				Fee Table: Participant Transaction Expenses; Annual Contract Expenses; Annual Underlying Funds Operating Expenses
	Annual Fee	Minimum	Maximum
	Base Contract[1]	0%	1.33%
	Investment options (Fund fees and expenses)[2]	0.17%	2.39%
	1 As a percentage of Total Value of Participant Accounts under the Contract. [2] As a percentage of Underlying Fund assets.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

Lowest Annual Cost: $1,303	Highest Annual Cost: $3,055
Assumes: Investment of $100,000 •5% annual appreciation •Least expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals	Assumes: Investment of $100,000 •5% annual appreciation •Most expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or
Other Plan or Participant Charges	Any plan-specific fees.	Fee Table: Participant Transaction Expenses

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals
You do not pay a sales charge at the time you make a Contribution to your
Participant Account. But you may pay a Contingent Deferred Sales Charge
(“CDSC”) if you fully or partially surrender your Participant Account Value during the first five Contract Years. No CDSC applies in the sixth Contract
Year or later.

For example, if you made a withdrawal of $100,000.00 (a partial surrender)
from your Participant Account Value during your first Contract Year, you would pay a maximum CDSC of $5,000.00.
Contract Charges: Contingent Deferred Sales Charge

Surrender Charge Phaseout Period, Years | yr	5
Surrender Charge Example Maximum [Dollars]	$ 5,000.00
Transaction Charges [Text Block]
Transaction Charges
In addition to the Contingent Deferred Surrender Charge, you may be
charged for other transactions. These may include fees to set up and administer a Loan from your Participant Account Value, charges for Premium
Taxes that are imposed by a State or other government entity, or a Transfer
Fee for transfers among the Sub-Accounts that exceed twelve transfers in a
Contract Year.
Contract Charges: Loan Fees; Premium Taxes; and Transfer Fees

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year.
Please refer to your Contract specifications page for information about the specific fees you will pay each year.

The fees and expenses don’t reflect advisory fees that are paid to investment advisors from the Participant Account. If such charges were reflected, such fees and expenses would be higher.
				Fee Table: Participant Transaction Expenses; Annual Contract Expenses; Annual Underlying Funds Operating Expenses
	Annual Fee	Minimum	Maximum
	Base Contract[1]	0%	1.33%
	Investment options (Fund fees and expenses)[2]	0.17%	2.39%
	1 As a percentage of Total Value of Participant Accounts under the Contract. [2] As a percentage of Underlying Fund assets.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

Lowest Annual Cost: $1,303	Highest Annual Cost: $3,055
Assumes: Investment of $100,000 •5% annual appreciation •Least expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals	Assumes: Investment of $100,000 •5% annual appreciation •Most expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or
Other Plan or Participant Charges	Any plan-specific fees.	Fee Table: Participant Transaction Expenses

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	0.00%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.33%
Base Contract (N-4) Footnotes [Text Block]	1 As a percentage of Total Value of Participant Accounts under the Contract.
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.17%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	2.39%
Investment Options Footnotes [Text Block]	2 As a percentage of Underlying Fund assets.
Lowest and Highest Annual Cost [Table Text Block]
Lowest Annual Cost: $1,303	Highest Annual Cost: $3,055
Assumes: Investment of $100,000 •5% annual appreciation •Least expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals	Assumes: Investment of $100,000 •5% annual appreciation •Most expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or
Other Plan or Participant Charges	Any plan-specific fees.	Fee Table: Participant Transaction Expenses

Lowest Annual Cost [Dollars]	$ 1,303
Highest Annual Cost [Dollars]	$ 3,055
Risks [Table Text Block]
RISKS		LOCATION IN PROSPECTUS
Risk of Loss	You can lose money by investing in this Contract, including loss of principal and prior credited earnings.	Principal Risks
Not a Short Term Investment
The Contract is designed as a long-term accumulation Investment for retirement savings. It is not designed for short term investment and is not appropriate for an investor who needs ready access to cash.
Principal Risks
Risks Associated with Investment Options
•An investment in this Contract is subject to the risk of poor investment performance of the Underlying Funds available under the Contract.
•Each Underlying Fund has its own unique risks.
•You should review the prospectus for each Underlying Fund before making an investment decision.
Principal Risks
Insurance Company Risks
Any obligations, guarantees, and benefits of the Contract are subject to the claims- paying ability of the Talcott Resolution. If Talcott Resolution experiences financial distress, it may not be able to meet its obligations to you.
More information about Talcott Resolution, including its financial strength ratings, is available upon request. You may make such request by calling 844-
804-8989 or visiting https://www.talcottresolution.com
Principal Risks

Investment Restrictions [Text Block]	Talcott may add or remove an Underlying Fund as an investment option under the Contract or to limit its availability to new Contributions or Transfers of Participant Account Value
Optional Benefit Restrictions [Text Block]	Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-account will apply only to amounts remaining in the Sub-accounts. A loan that is not repaid will also reduce the death benefit.If the Participant elects to pay third-party advisory fees out of the Contract, they may be subject to federal and state taxes, and a 10% federal tax penalty may apply if the Participant is under age 59 1∕2.
Tax Implications [Text Block]	•You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.•Because you purchase the Contract through a qualified retirement plan, it does not provide any additional tax benefit.•Earnings on your Contract are generally taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59 1∕2.
Investment Professional Compensation [Text Block]	Your registered representative may receive compensation in the form of commissions for selling this Contract to you. Such compensation may influence your registered representative to recommend this Contract over another investment.
Exchanges [Text Block]	Because this Contract is no longer available for sale, it should not be offered to you in exchange for another annuity contract that you own. But you should be aware, in general, that some investment professionals have a financial incentive
Item 4. Fee Table [Text Block]	Fee Table The following tables describe the fees and expenses that you, as a Participant, will pay when opening, holding and surrendering amounts from your Participant Account. Please contact your Plan Administrator for information about the specific fees you will pay each year under the Contract. Please note that there may be additional extra-contractual fees and charges that are not reflected in the Fee Tables, such as custodial or advisory fees that are plan and/or Participant specific, and if such costs were reflected, the cost would be higher. Depending on the type of charge, these may reduce your Participant Account Value and/or could have tax consequences. See the Section “Plan Related Expenses” under “Contract Charges” later in this Prospectus. The Contract may be available to third-party intermediaries who may charge you a fee for their services in addition to Contract fees and expenses. If you wish to pay these fees from your Covered Account Value, then the deduction will reduce the death benefit and may be subject to state and federal income taxes and a 10% federal penalty tax may apply if you are under age 59 1∕2. The first table describes the fees and expenses you will pay at the time you make contributions to, withdrawals from, request a Loan from, surrender you Participant Account value, or transfer Participant Account value between Sub-Accounts. State Premium Tax may also be deducted.Participant Transaction Expenses
Sales Load on Premium Payments	None
Maximum Surrender Charge (as a % of each premium payment withdrawn)(1)	5%
Transfer Processing Fee	After the first 12 transfers in a Contract Year, we may charge $5 for each additional transfer during that Contract Year. There is no fee for the first 12 transfers during a Contract Year.
Loan Set-up Fee	$50
The next table describes the fees that you will pay each year during the time that you hold Participant Account value under the Contract (not including Underlying Fund fees and expenses). Annual Contract Expenses
	Maximum Fee	Minimum Fee
Annual Maintenance Fee(2)	$30	$0.00
Base Contract Fee (as a percentage of average daily Sub-Account value)(3)	1.25%	0.00%
Annual Loan Administration Fee(4)	$50.00	$50.00
The next item shows the minimum and maximum total operating expenses charged by the Underlying Funds as of December 31, 2023 that you may pay periodically during the time that you participate in the Contract. A complete list of the Underlying Funds available under the Contract, including their annual expenses, may be found at the back of this Prospectus in Appendix A – Underlying Funds.
Annual Underlying Funds Operating Expenses	Minimum	Maximum
Expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses	0.17%	2.39%
_____________________________________________________________________________________________ (1)We do not deduct a charge for sales expenses from premiums at the time they are paid. However, We may deduct a surrender charge when a premium is withdrawn upon a surrender or partial surrender or applied to certain annuity options during the first five years following the payment of that premium. The surrender charge is calculated as a percentage of the premium payment being withdrawn or annuitized during the applicable Premium Year. The amount of the surrender charge decreases over time, measured from the date the premium payment is credited to the Contract. The surrender charge percentages are shown below.
Premium Years Since Payment of Premium	1	2	3	4	5	6+
Charge (%)	5	4	3	2	1	0
(2)The Annual Maintenance Fee is deducted from each Participant Account on a quarterly basis. The maximum Annual Maintenance Fee is $30.00. The current Annual Maintenance Fee varies with the Average Participant Account Value under the Contract. For Average Participant Account Values between $0 and $19,999.00, the Annual Maintenance Fee is $20.00, for Average Participant Account Values between $20,000.00 and 39,000.00, the Annual Maintenance Fee is $10.00 and for Average Participant Account Values over $40,000.00, the Annual Maintenance Fee is $0.(3)The Base Contract Fee consists of the Mortality and Expense Risk and Administrative Charge, which varies with the total value of Participant Accounts under the Contract. The Mortality and Expense Risk and Administrative Charge is either deducted daily (Method 1) or quarterly (Method 2), depending on which method is selected by your Employer.(4)This fee does not include an interest charged under the terms of the loan.
Transaction Expenses [Table Text Block]	Participant Transaction Expenses
Sales Load on Premium Payments	None
Maximum Surrender Charge (as a % of each premium payment withdrawn)(1)	5%
Transfer Processing Fee	After the first 12 transfers in a Contract Year, we may charge $5 for each additional transfer during that Contract Year. There is no fee for the first 12 transfers during a Contract Year.
Loan Set-up Fee	$50

Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	5.00%
Deferred Sales Load, Footnotes [Text Block]	We do not deduct a charge for sales expenses from premiums at the time they are paid. However, We may deduct a surrender charge when a premium is withdrawn upon a surrender or partial surrender or applied to certain annuity options during the first five years following the payment of that premium. The surrender charge is calculated as a percentage of the premium payment being withdrawn or annuitized during the applicable Premium Year. The amount of the surrender charge decreases over time, measured from the date the premium payment is credited to the Contract. The surrender charge percentages are shown below.
Premium Years Since Payment of Premium	1	2	3	4	5	6+
Charge (%)	5	4	3	2	1	0

Exchange Fee, Maximum [Dollars]	$ 5
Other Transaction Fee, Maximum [Dollars]	$ 50
Annual Contract Expenses [Table Text Block]	Annual Contract Expenses
	Maximum Fee	Minimum Fee
Annual Maintenance Fee(2)	$30	$0.00
Base Contract Fee (as a percentage of average daily Sub-Account value)(3)	1.25%	0.00%
Annual Loan Administration Fee(4)	$50.00	$50.00

Administrative Expense, Maximum [Dollars]	$ 30
Administrative Expense, Minimum [Dollars]	$ 0.00
Administrative Expense, Footnotes [Text Block]	The Annual Maintenance Fee is deducted from each Participant Account on a quarterly basis. The maximum Annual Maintenance Fee is $30.00. The current Annual Maintenance Fee varies with the Average Participant Account Value under the Contract. For Average Participant Account Values between $0 and $19,999.00, the Annual Maintenance Fee is $20.00, for Average Participant Account Values between $20,000.00 and 39,000.00, the Annual Maintenance Fee is $10.00 and for Average Participant Account Values over $40,000.00, the Annual Maintenance Fee is $0.
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.25%
Base Contract Expense (of Average Account Value), Minimum [Percent]	0.00%
Base Contract Expense, Footnotes [Text Block]	The Base Contract Fee consists of the Mortality and Expense Risk and Administrative Charge, which varies with the total value of Participant Accounts under the Contract. The Mortality and Expense Risk and Administrative Charge is either deducted daily (Method 1) or quarterly (Method 2), depending on which method is selected by your Employer.
Other Annual Expense, Maximum [Dollars]	$ 50.00
Other Annual Expense, Minimum [Dollars]	$ 50.00
Other Annual Expense, Footnotes [Text Block]	This fee does not include an interest charged under the terms of the loan.
Annual Portfolio Company Expenses [Table Text Block]
Annual Underlying Funds Operating Expenses	Minimum	Maximum
Expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses	0.17%	2.39%

Portfolio Company Expenses [Text Block]	Expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses
Portfolio Company Expenses Minimum [Percent]	0.17%
Portfolio Company Expenses Maximum [Percent]	2.39%
Item 5. Principal Risks [Table Text Block]	Principal Risks of Investing in the Contract Not a Short Term Investment Vehicle. The Contract is designed for retirement savings or other long-term purposes. It is not appropriate for investors who need ready access to cash. Risks Associated with Underlying Funds. The value of your investment and any returns will depend on the performance of the Underlying Fund(s) you select. You bear the risk of any decline in your Participant Account value resulting from the Underlying Fund(s)’ performance. Company’s Claims Paying Ability. Guarantees and benefits provided by the Talcott Resolution are subject to the financial strength and claims paying ability of the company. If the Talcott experiences financial difficulty, it may not be able to make guaranteed payments that exceed the assets in the Separate Account. Deduction of Third-Party Advisory Fees. Risks relating to the deduction of advisory fees will reduce your Participant Account Value and subject to state and federal income tax, as well as a 10% federal penalty tax if the Participant is under age 59 1/2. Limitations on Surrenders and Withdrawals. During the first five Contract Years we will deduct a Contingent Deferred Surrender Charge if you surrender or take a withdrawal from the Contract. You should purchase the Contract only if you have the ability to keep it in force for a substantial period of time. Contract Suspension. The Contract may be suspended where new Contributions and new Participant Accounts may be prohibited. Tax Consequences. Withdrawals are generally taxable as ordinary income. Withdrawals before age 59 1∕2 may be subject to a tax penalty. Cyber Security and Business Continuity Risk. Our business is highly dependent upon the effective operation of our computer systems and those of our business partners and service providers. Our business is therefore vulnerable to disruptions from utility outages and susceptible to operational and information security risks resulting from system failures and cybersecurity incidents. These risks include, among other things, the theft, misuse, corruption and destruction of electronic data, interference with or denial of service, attacks on systems or websites and other operational disruptions that could severely impede our ability to conduct our business and administer the Contract. Financial services companies and their third-party service providers are increasingly the targets of cyber-attacks involving the encryption of data (e.g., ransomware), disruptions in communications (e.g., denial of service), or unauthorized access to or release of personal or confidential information. In 2023, we were notified of a data security incident involving the MOVEit file transfer system used by numerous financial services companies. A third-party vendor uses that software on our behalf to, among other things, identify the deaths of insured persons and annuitants under life insurance policies and annuity contracts. We notified affected customers as required by law, and we continue to assess and investigate the overall impact of the incident. The techniques used to attack systems and networks change frequently, are becoming more sophisticated, and can originate from a wide variety of sources. The use of remote or flexible work arrangements, remote access tools, and mobile technology has expanded potential targets for cyber-attack. System failures and cybersecurity incidents may adversely affect you and/or your Contract. For instance, a cyber-attack may interfere with our ability to process Contract transactions or calculate Contract values, including Accumulation Unit values, or could result in the release of confidential customer information. Such events could also adversely affect us, as they may result in regulatory fines, financial losses and reputational damage. Cybersecurity incidents may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. Although we take efforts to protect our systems from cybersecurity incidents, there can be no assurance that we or our service providers or the underlying funds will be able to avoid cybersecurity incidents affecting Contract owners in the future. It is possible that a cybersecurity incident could persist for an extended period of time without detection. We are also exposed to risks related to natural and man-made disasters, and other severe events, such as storms, public health crises, terrorist acts, and military actions, any of which could adversely affect our business operations. While we have a business continuity plan and have taken precautions, we cannot assure you that severe events will not result in interruptions to our business operations, particularly if such events affect our computer systems or result in a significant number of our employees becoming unavailable. Interruptions to our business operations may impair our ability to effectively administer the Contract, including our ability to process orders and calculate Contract values. Additionally, our third-party service providers and other third-parties related to our business (such as financial intermediaries or underlying funds) are subject to similar risks. Successful implementation and execution of their business continuity policies and procedures are largely beyond our control. Disruptions to their business operations may impair our own business operations.Cybersecurity incidents may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. Although we take efforts to protect our systems from cybersecurity incidents, there can be no assurance that we or our service providers or the underlying funds will be able to avoid cybersecurity incidents affecting Contract owners in the future. It is possible that a cybersecurity incident could persist for an extended period of time without detection. We are also exposed to risks related to natural and man-made disasters, and other severe events, such as storms, public health crises, terrorist acts, and military actions, any of which could adversely affect our business operations. While we have a business continuity plan and have taken precautions, we cannot assure you that severe events will not result in interruptions to our business operations, particularly if such events affect our computer systems or result in a significant number of our employees becoming unavailable. Interruptions to our business operations may impair our ability to effectively administer the Contract, including our ability to process orders and calculate Contract values. Additionally, our third-party service providers and other third-parties related to our business (such as financial intermediaries or underlying funds) are subject to similar risks. Successful implementation and execution of their business continuity policies and procedures are largely beyond our control. Disruptions to their business operations may impair our own business operations.
Item 10. Benefits Available (N-4) [Text Block]	The above figures are simply to illustrate the calculation of a Variable Annuity and have no bearing on the actual historical record of any Separate Account. Benefits Available Under the Contract The following table summarizes information about the benefits under the Contract.
Benefit	Purpose	Whether Benefit Is Standard or Optional	Maximum Fee	Restrictions/ Limitations
Death Benefit
If the participant dies during
the Accumulation Period,
then the type of death benefit
paid depends on whether the
participant died (a) before
age 65, or (b) on or after
age 65. If the participant died
before age 65, a Minimum
Death Benefit is payable to
the Beneficiary, which is
generally the greater of the
greater of (a) the value of the
Participant Account and
(b) 100% of the
Contributions to the
Participant Account less prior
Surrenders and outstanding
Participant loans.
If the participant dies on or
after age 65, then the
Contract pays a death benefit
equal to the Participant
Account Value, less any
outstanding charges and loan
balances.
Standard
1.25% (Either
deducted via Method
1 (daily deduction as a
percentage of net
asset value of each
fund) or Method 2
(quarterly deduction
as a percentage of the
average daily assets of
Sub-Accounts during
calendar quarter),
depending on which
method is selected by
your Employer)

•For Minimum
Death Benefit,
value of
Participant
account
measured on
date that all
completed
paperwork
received for all
states except IL.
In IL, measured
on date Due
Proof of Death is
received.
•The deduction
of advisory fees
will reduce your
death benefit.

Participant Loan	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	Loan set-up fee of $50.00 and annual loan administration fee of $50.00.	•Must be permitted by the Code and the terms of the Plan.
Benefit	Purpose	Whether Benefit Is Standard or Optional	Maximum Fee	Restrictions/ Limitations
Systemic Withdrawal Option	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	None
•Limited to
Participants who
have terminated
their
employment
with the
Employer;
•Duration of
payments may
not extend
beyond the
Participant’s life
expectancy;
•A Participant
may not elect
the Systemic
Withdrawal
Option if there is
an outstanding
Loan.

Benefits Available [Table Text Block]
Benefit	Purpose	Whether Benefit Is Standard or Optional	Maximum Fee	Restrictions/ Limitations
Death Benefit
If the participant dies during
the Accumulation Period,
then the type of death benefit
paid depends on whether the
participant died (a) before
age 65, or (b) on or after
age 65. If the participant died
before age 65, a Minimum
Death Benefit is payable to
the Beneficiary, which is
generally the greater of the
greater of (a) the value of the
Participant Account and
(b) 100% of the
Contributions to the
Participant Account less prior
Surrenders and outstanding
Participant loans.
If the participant dies on or
after age 65, then the
Contract pays a death benefit
equal to the Participant
Account Value, less any
outstanding charges and loan
balances.
Standard
1.25% (Either
deducted via Method
1 (daily deduction as a
percentage of net
asset value of each
fund) or Method 2
(quarterly deduction
as a percentage of the
average daily assets of
Sub-Accounts during
calendar quarter),
depending on which
method is selected by
your Employer)

•For Minimum
Death Benefit,
value of
Participant
account
measured on
date that all
completed
paperwork
received for all
states except IL.
In IL, measured
on date Due
Proof of Death is
received.
•The deduction
of advisory fees
will reduce your
death benefit.

Participant Loan	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	Loan set-up fee of $50.00 and annual loan administration fee of $50.00.	•Must be permitted by the Code and the terms of the Plan.
Benefit	Purpose	Whether Benefit Is Standard or Optional	Maximum Fee	Restrictions/ Limitations
Systemic Withdrawal Option	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	None
•Limited to
Participants who
have terminated
their
employment
with the
Employer;
•Duration of
payments may
not extend
beyond the
Participant’s life
expectancy;
•A Participant
may not elect
the Systemic
Withdrawal
Option if there is
an outstanding
Loan.

Name of Benefit [Text Block]	Benefit
Purpose of Benefit [Text Block]	Purpose
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	Restrictions/Limitations
Name of Benefit [Text Block]	Benefit
Item 17. Portfolio Companies (N-4) [Text Block]	Appendix A – Underlying Funds The following is a list of the Underlying Funds currently available under the Contract. In the event more than one Underlying Funds were offered under the Contract, the Underlying Funds available to you may vary by Employer. In such an event, you should refer to your retirement plan documents for a list of Underlying Funds available to you. More information about the Underlying Fund is available in the prospectuses for the Fund, which may be amended from time to time and can be found online at https://plan.empower-retirement.com/plancloudws/fundprospectus. You can also request this information at no cost by calling (844) 804-8989 or sending an email request to participantservices@empower.com. The current expenses and performance information below reflect fees and expenses of the Underlying Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. The past performance of a Fund is not necessarily an indication of future performance.
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Bond- USD Hedged	AB Global Bond Fund - Class A Adviser: AllianceBernstein L.P. Subadviser:	0.80%	6.83%	0.88%	1.98%
US Fund Tactical Allocation	AB Global Risk Allocation Fund - Class A* Adviser: AllianceBernstein L.P. Subadviser:	1.42%	6.41%	6.87%	4.75%
US Fund High Yield Bond	AB High Income Fund - Class A Adviser: AllianceBernstein L.P. Subadviser:	0.90%	14.33%	4.35%	3.69%
US Fund Foreign Large Value	AB International Value Fund - Class A* Adviser: AllianceBernstein L.P. Subadviser:	1.25%	15.23%	6.44%	2.33%
US Fund Mid-Cap Growth	American Century Heritage Fund - Class A Adviser: American Century Investment Management Inc Subadviser:	1.25%	20.24%	12.92%	9.07%
US Fund Small Value	American Century Small Cap Value Fund - Class A Adviser: American Century Investment Management Inc Subadviser:	1.34%	15.93%	14.24%	8.46%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Blend	American Century Small Company Fund - Class A Adviser: American Century Investment Management Inc Subadviser:	1.11%	20.99%	9.69%	5.77%
US Fund Large Growth	American Century Ultra® Fund - Class A* (Closed to Contracts issued on or about 6/13/2008) Adviser: American Century Investment Management Inc Subadviser:	1.16%	42.96%	18.88%	14.26%
US Fund Intermediate Government	American Century Ginnie Mae Fund - Class A Adviser: American Century Investment Management Inc Subadviser:	0.80%	4.45%	-0.18%	0.61%
US Fund Global Large- Stock Blend	American Funds Capital World Growth and Income FundSM - Class R3 Adviser: Capital Research and Management Company Subadviser:	1.06%	20.42%	10.30%	6.89%
US Fund Diversified Emerging Mkts	American Funds New World Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser:	1.22%	15.47%	8.21%	4.82%
US Fund Foreign Large Growth	American Funds EuroPacific Growth Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser:	1.12%	15.29%	7.34%	4.22%
US Fund Large Growth	American Funds The Growth Fund of America® - Class R3 Adviser: Capital Research and Management Company Subadviser:	0.94%	36.76%	14.53%	11.48%
US Fund Mid-Cap Value	Ariel Appreciation Fund - Investor Class Adviser: Ariel Investments, LLC Subadviser:	1.13%	10.62%	10.28%	6.32%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Value	Ariel Fund - Investor Class Adviser: Ariel Investments, LLC Subadviser:	0.99%	15.81%	10.95%	7.54%
US Fund Mid-Cap Value	Artisan Mid Cap Value Fund - Investor Class Adviser: Artisan Partners Limited Partnership Subadviser:	1.22%	18.15%	11.03%	6.27%
US Fund Large Growth	Ave Maria Growth Fund Adviser: Schwartz Investment Counsel Inc Subadviser:	0.91%	30.29%	14.38%	11.12%
US Fund Large Blend	Ave Maria Rising Dividend Fund Adviser: Schwartz Investment Counsel Inc Subadviser:	0.91%	13.19%	12.79%	9.18%
US Fund Mid-Cap Blend	Ave Maria Value Fund Adviser: Schwartz Investment Counsel Inc Subadviser:	0.94%	3.52%	11.55%	6.23%
US Fund Small Growth	Baron Small Cap Fund - Retail Shares Adviser: BAMCO Inc Subadviser:	1.31%	26.88%	13.73%	9.03%
US Fund Target-Date 2030	BlackRock LifePath® Dynamic 2030 Fund - Institutional Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited; BlackRock (Singapore) Limited	0.59%	15.38%	8.35%	6.27%
US Fund Target-Date 2040	BlackRock LifePath® Dynamic 2040 Fund - Institutional Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited; BlackRock (Singapore) Limited	0.59%	19.23%	10.45%	7.47%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2050	BlackRock LifePath® Dynamic 2050 Fund - Institutional Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited; BlackRock (Singapore) Limited	0.59%	22.02%	11.21%	7.90%
US Fund Target-Date Retirement	BlackRock LifePath® Dynamic Retirement Fund - Institutional Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited; BlackRock (Singapore) Limited	0.59%	12.27%	6.15%	4.70%
US Fund Mid-Cap Blend	BNY Mellon Midcap Index Fund, Inc. - Investor Shares* (Closed to Contracts issued on or about 6/1/2014) Adviser: BNY Mellon Investment Adviser, Inc Subadviser:	0.50%	15.89%	12.06%	8.76%
US Fund Small Blend	BNY Mellon Smallcap Stock Index Fund - Investor Shares* Adviser: BNY Mellon Investment Adviser, Inc Subadviser:	0.50%	15.51%	10.54%	8.16%
US Fund Global Large- Stock Growth	Calamos Global Equity Fund - Class A* Adviser: Calamos Advisors LLC Subadviser:	1.40%	24.28%	14.24%	8.74%
US Fund Foreign Large Growth	Calamos International Growth Fund - Class A* Adviser: Calamos Advisors LLC Subadviser:	1.20%	15.05%	9.74%	4.67%
US Fund Large Growth	Calvert Equity Fund - Class A Adviser: Calvert Research and Management Subadviser: Atlanta Capital Management Company,LLC	0.91%	17.93%	16.27%	12.70%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	ClearBridge Appreciation Fund - Class A Adviser: Franklin Templeton Fund Adviser, LLC Subadviser: ClearBridge Investments, LLC	0.93%	19.45%	13.90%	10.63%
US Fund Small Growth	ClearBridge Small Cap Growth Fund - Class A Adviser: Franklin Templeton Fund Adviser, LLC Subadviser: ClearBridge Investments, LLC	1.18%	8.63%	9.22%	7.72%
US Fund Large Value	ClearBridge Value Trust - Class FI* Adviser: Franklin Templeton Fund Adviser, LLC Subadviser: ClearBridge Investments, LLC	1.15%	19.21%	15.01%	9.44%
US Fund Mid-Cap Blend	CRM Mid Cap Value Fund - Investor Shares Adviser: Cramer Rosenthal McGlynn LLC Subadviser:	1.16%	6.39%	11.38%	8.53%
US Fund Large Blend	Davis New York Venture Fund - Class A Adviser: Davis Selected Advisers LP Subadviser: Davis Selected Advisers (New York) Inc	0.92%	30.00%	11.97%	8.70%
US Fund Intermediate Core-Plus Bond	Delaware Diversified Income Fund - Class A* Adviser: Delaware Management Company Subadviser: Macquarie Investment Management Global Limited; Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited	0.70%	6.40%	2.06%	2.06%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Long-Term Bond	Delaware Extended Duration Bond Fund - Class A* Adviser: Delaware Management Company Subadviser: Macquarie Investment Management Global Limited; Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited	0.82%	9.36%	2.22%	3.12%
US Fund Small Growth	Delaware Ivy Small Cap Growth Fund - Class Y* Adviser: Delaware Management Company Subadviser: Macquarie Investment Management Global Limited	1.14%	13.34%	7.89%	7.14%
US Fund Large Growth	Domini Impact Equity Fund® - Investor Shares Adviser: Domini Impact Investments LLC Subadviser: SSGA Funds Management Inc	1.00%	28.42%	14.76%	9.40%
US Fund Mid-Cap Blend	Eaton Vance Atlanta Capital SMID-Cap Fund - Class A Adviser: Eaton Vance Management Subadviser: Atlanta Capital Management Company,LLC	1.14%	13.72%	13.41%	10.88%
US Fund Foreign Large Blend	Empower International Index Fund - Investor Class Adviser: Empower Capital Management, LLC Subadviser: Irish Life Inv Managers Ltd	0.65%	17.52%	7.66%	3.79%
US Fund Moderately Aggressive Allocation	Empower Moderately Aggressive Profile Fund - Investor Class* Adviser: Empower Capital Management, LLC Subadviser:	1.01%	13.60%	8.69%	6.51%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Blend	Empower S&P Mid Cap 400® Index Fund - Investor Class* Adviser: Empower Capital Management, LLC Subadviser: Irish Life Inv Managers Ltd	0.55%	15.76%	11.99%	8.66%
US Fund Small Blend	Empower S&P SmallCap 600® Index Fund - Investor Class Adviser: Empower Capital Management, LLC Subadviser: Irish Life Inv Managers Ltd	0.56%	15.47%	10.49%	8.10%
US Fund Small Value	Federated Hermes Clover Small Value Fund - Class A* Adviser: Federated Equity Mgmt Co. Of Penn Subadviser:	1.14%	10.42%	11.36%	6.67%
US Fund Real Estate	Fidelity Advisor® Real Estate Fund - Class M Adviser: Fidelity Management & Research Company LLC Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	1.31%	10.56%	4.51%	5.31%
US Fund Global Large- Stock Value	Franklin Mutual Global Discovery Fund - Class A* Adviser: Franklin Mutual Advisers, LLC Subadviser:	1.21%	20.27%	10.11%	6.04%
US Fund Small Value	Franklin Small Cap Value Fund - Class A* (Closed to Contracts issued on or about 5/27/2021) Adviser: Franklin Mutual Advisers, LLC Subadviser:	0.98%	3.57%	9.85%	-0.39%
US Fund Multistrategy	Goldman Sachs Absolute Return Tracker - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser:	1.09%	10.45%	4.52%	3.09%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Government	Goldman Sachs Government Income Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser:	0.82%	4.28%	-0.07%	0.71%
US Fund High Yield Bond	Goldman Sachs High Yield Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser:	0.98%	12.10%	4.21%	3.18%
US Fund Mid-Cap Blend	Goldman Sachs Mid Cap Value Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser:	1.18%	11.45%	13.11%	7.77%
US Fund Moderately Conservative Allocation	Hartford AARP Balanced Retirement Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.11%	5.33%	4.41%	3.15%
US Fund Moderate Allocation	Hartford Balanced HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.66%	14.78%	10.26%	7.61%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Moderately Conservative Allocation	Hartford Balanced Income Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.95%	7.55%	6.52%	5.62%
US Fund Large Blend	Hartford Disciplined Equity HLS Fund - Class IA (Closed to Contracts issued on or about 6/13/2008) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.59%	21.24%	14.32%	11.84%
US Fund Large Value	Hartford Dividend and Growth HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.65%	14.18%	13.72%	10.58%
US Fund Global Small/Mid Stock	Hartford Global Impact Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.11%	12.92%	10.06%	8.83%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund High Yield Bond	Hartford High Yield Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company	0.97%	12.58%	5.05%	3.88%
US Fund Foreign Large Blend	Hartford International Opportunities HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.76%	11.72%	8.47%	4.24%
US Fund Small Growth	Hartford Small Cap Growth HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.65%	18.42%	9.78%	7.17%
US Fund Intermediate Core-Plus Bond	Hartford Total Return Bond HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.50%	6.97%	1.86%	2.32%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Value	Hartford MidCap Value Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company	1.18%	15.75%	12.20%	7.38%
US Fund Large Value	Hotchkis and Wiley Large Cap Value Fund - Class A Adviser: Hotchkis & Wiley Capital Management LLC Subadviser:	1.20%	16.55%	12.64%	8.62%
US Fund Large Growth	Invesco American Franchise Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser:	0.99%	40.91%	16.07%	11.56%
US Fund Commodities Broad Basket	Invesco Balanced-Risk Commodity Strategy Fund - Class A* Adviser: Invesco Advisers, Inc. Subadviser:	1.40%	-3.44%	6.80%	-0.06%
US Fund Large Value	Invesco Comstock Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser:	0.82%	12.24%	13.41%	8.90%
US Fund Diversified Emerging Mkts	Invesco Developing Markets Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser:	1.26%	11.17%	2.26%	1.48%
US Fund Large Value	Invesco Dividend Income Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser:	0.93%	7.02%	8.80%	7.88%
US Fund Moderately Aggressive Allocation	Invesco Equity and Income Fund - Class A* Adviser: Invesco Advisers, Inc. Subadviser:	0.78%	9.99%	9.61%	6.84%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Small/Mid Stock	Invesco Global Opportunities Fund - Class A* Adviser: Invesco Advisers, Inc. Subadviser:	1.12%	17.34%	4.11%	6.41%
US Fund Intermediate Core Bond	Invesco Intermediate Bond Factor Fund - Class A* Adviser: Invesco Advisers, Inc. Subadviser:	0.52%	6.28%	1.69%	2.01%
US Fund Foreign Large Growth	Invesco International Diversified Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser:	1.27%	15.43%	6.11%	3.74%
US Fund Real Estate	Invesco Real Estate Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: Invesco Asset Management Ltd	1.24%	8.75%	5.62%	6.37%
US Fund Large Blend	Invesco Rising Dividends Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser:	0.99%	17.60%	13.82%	9.16%
US Fund Large Growth	JPMorgan Large Cap Growth Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser:	0.94%	34.28%	20.59%	15.11%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2055	JPMorgan SmartRetirement®2055 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser:	0.85%	19.85%	10.40%	7.30%
US Fund Target-Date 2020	JPMorgan SmartRetirement®2020 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser:	0.75%	11.55%	5.15%	4.41%
US Fund Target-Date 2025	JPMorgan SmartRetirement®2025 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser:	0.78%	13.03%	6.29%	5.10%
US Fund Target-Date 2030	JPMorgan SmartRetirement®2030 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser:	0.79%	15.11%	7.40%	5.75%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2035	JPMorgan SmartRetirement®2035 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser:	0.83%	17.03%	8.84%	6.48%
US Fund Target-Date 2040	JPMorgan SmartRetirement®2040 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser:	0.84%	18.44%	9.73%	6.98%
US Fund Target-Date 2045	JPMorgan SmartRetirement®2045 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser:	0.85%	19.52%	10.36%	7.28%
US Fund Target-Date 2050	JPMorgan SmartRetirement®2050 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser:	0.85%	19.86%	10.39%	7.28%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2060	JPMorgan SmartRetirement®2060 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser:	0.84%	19.78%	10.40%	8.58%
US Fund Target-Date Retirement	JPMorgan SmartRetirement® Income Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser:	0.69%	11.62%	4.85%	3.83%
US Fund Small Value	Keeley Small Cap Dividend Value Fund - Class A* Adviser: Keeley-Teton Advisors, LLC Subadviser:	1.29%	9.96%	10.37%	6.19%
US Fund Large Growth	LKCM Aquinas Catholic Equity Fund* Adviser: Luther King Capital Management Corporation Subadviser:	1.00%	14.07%	13.78%	8.72%
US Fund Mid-Cap Blend	Lord Abbett Value Opportunities Fund - Class P Adviser: Lord, Abbett & Co LLC Subadviser:	1.36%	15.73%	10.45%	6.85%
US Fund Large Growth	MassMutual Blue Chip Growth Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Loomis, Sayles & Company LP; T. Rowe Price Associates, Inc.	1.18%	15.98%	10.67%	7.06%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	MassMutual Disciplined Growth Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Wellington Management Company LLP	1.08%	39.01%	15.96%	12.23%
US Fund Large Value	MassMutual Diversified Value Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Brandywine Global Investment Mgmt, LLC	1.06%	8.94%	11.12%	8.34%
US Fund Large Blend	MassMutual Equity Opportunities Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Wellington Management Company LLP; T. Rowe Price Associates, Inc.	1.20%	10.29%	12.57%	9.91%
US Fund Large Value	MassMutual Fundamental Value Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Barrow Hanley Mewhinney & Strauss LLC; Boston Partners Global Investors, Inc	1.13%	11.17%	11.45%	7.83%
US Fund Global Large- Stock Growth	MassMutual Global Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	1.37%	33.75%	11.59%	7.84%
US Fund Large Growth	MassMutual Growth Opportunities Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Sands Capital Management, LLC ;Jackson Square Partners, LLC	1.30%	47.35%	12.09%	9.69%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Blend	MassMutual International Equity Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: Thompson, Siegel & Walmsley LLC; Wellington Management Company LLP	1.50%	11.15%	9.15%	3.78%
US Fund Large Blend	MassMutual Main Street Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	1.34%	22.17%	13.08%	9.54%
US Fund Mid-Cap Growth	MassMutual Mid Cap Growth Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.; Frontier Capital Management Company, LLC; T. Rowe Price Investment Management,Inc.	1.11%	19.03%	11.24%	9.85%
US Fund Foreign Large Blend	MassMutual Overseas Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: Harris Associates L.P.; Massachusetts Financial Services Company	1.24%	18.40%	9.13%	4.25%
US Fund Target-Date 2020	MassMutual RetireSMART by JPMorgan 2020 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.92%	10.94%	5.29%	4.16%
US Fund Target-Date 2025	MassMutual RetireSMART by JPMorgan 2025 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.92%	12.23%	6.51%	4.92%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2030	MassMutual RetireSMART by JPMorgan 2030 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.96%	13.89%	7.55%	5.47%
US Fund Target-Date 2035	MassMutual RetireSMART by JPMorgan 2035 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.99%	16.21%	8.58%	5.98%
US Fund Target-Date 2040	MassMutual RetireSMART by JPMorgan 2040 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.99%	17.56%	9.44%	6.36%
US Fund Target-Date 2045	MassMutual RetireSMART by JPMorgan 2045 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.98%	18.48%	10.10%	6.68%
US Fund Target-Date 2050	MassMutual RetireSMART by JPMorgan 2050 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.98%	18.84%	10.13%	6.84%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2055	MassMutual RetireSMART by JPMorgan 2055 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.97%	18.88%	10.15%	6.88%
US Fund Target-Date 2060	MassMutual RetireSMART by JPMorgan 2060 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.97%	18.75%	10.14%	8.14%
US Fund Target-Date Retirement	MassMutual RetireSMART by JPMorgan in Retirement Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.94%	10.94%	4.92%	3.46%
US Fund Short-Term Bond	MassMutual Short-Duration Bond Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: Barings LLC; Baring International Investment Ltd	0.91%	6.30%	0.67%	1.09%
US Fund Small Growth	MassMutual Small Cap Growth Equity Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Wellington Management Company LLP; Invesco Advisers, Inc.	1.32%	16.45%	12.24%	8.72%
US Fund Small Blend	MassMutual Small Cap Opportunities Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	1.10%	17.54%	12.61%	8.56%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Value	MassMutual Small Company Value Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: AllianceBernstein L.P.; American Century Investment Management	1.31%	9.92%	9.70%	5.95%
US Fund Intermediate Core-Plus Bond	MassMutual Strategic Bond Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Brandywine Global Investment Mgmt, LLC; Western Asset Management Company, LLC; Western Asset Management CO LTD	1.01%	6.12%	1.23%	2.02%
US Fund Diversified Emerging Mkts	MassMutual Strategic Emerging Markets Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	1.60%	9.63%	1.72%	0.97%
US Fund Intermediate Core-Plus Bond	MassMutual Total Return Bond Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: Metropolitan West Asset Management, LLC.	0.78%	5.25%	0.88%	1.34%
US Fund Intermediate Government	MFS® Government Securities Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser:	0.76%	3.95%	0.11%	0.81%
US Fund Foreign Large Growth	MFS® International Intrinsic Value Fund - Class R3* (Closed to Contracts issued on or about 5/1/2012) Adviser: Massachusetts Financial Services Company Subadviser:	1.03%	17.60%	8.47%	6.84%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Small/Mid Growth	MFS® International New Discovery Fund - Class A* (Closed to Contracts issued on or about 9/1/2016) Adviser: Massachusetts Financial Services Company Subadviser:	1.31%	12.78%	5.19%	4.22%
US Fund Small Growth	MFS® New Discovery Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser:	1.29%	13.97%	10.52%	7.23%
US Fund Large Blend	MM S&P 500® Index Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Northern Trust Investments Inc	0.64%	25.48%	15.00%	11.35%
US Fund Large Blend	Neuberger Berman Sustainable Equity Fund - Class A Adviser: Neuberger Berman Investment Advisers LLC Subadviser:	1.06%	26.53%	13.64%	9.77%
US Fund Large Blend	Neuberger Berman Sustainable Equity Fund - Trust Class Adviser: Neuberger Berman Investment Advisers LLC Subadviser:	1.05%	26.54%	13.66%	9.79%
US Fund Event Driven	NexPoint Merger Arbitrage Fund - Class A* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: NexPoint Asset Management, L.P. Subadviser:	2.25%	3.74%	5.25%	5.45%
US Fund Large Blend	Nuveen Dividend Growth Fund - Class A Adviser: Nuveen Fund Advisors, LLC. Subadviser: Nuveen Asset Management, LLC	0.92%	14.79%	13.61%	10.20%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Value	Nuveen International Value Fund - Class A* Adviser: Nuveen Fund Advisors, LLC. Subadviser: Nuveen Asset Management, LLC	1.15%	20.31%	8.46%	3.51%
US Fund Moderate Allocation	Oakmark Equity and Income Fund - Investor Class Adviser: Harris Associates L.P. Subadviser:	0.86%	17.34%	10.00%	6.70%
US Fund Natural Resources	PGIM Jennison Natural Resources Fund, Inc. - Class A Adviser: PGIM Investments LLC Subadviser: Jennison Associates LLC	1.27%	-2.18%	14.95%	1.43%
US Fund Inflation- Protected Bond	PIMCO Real Return Fund - Class A Adviser: Pacific Investment Management Company, LLC Subadviser:	1.07%	3.33%	2.87%	1.97%
US Fund Intermediate Core-Plus Bond	PIMCO Total Return ESG Fund - Admin Class Adviser: Pacific Investment Management Company, LLC Subadviser:	0.86%	5.53%	0.70%	1.37%
US Fund Intermediate Core-Plus Bond	PIMCO Total Return Fund - Class A Adviser: Pacific Investment Management Company, LLC Subadviser:	0.83%	5.94%	0.97%	1.57%
US Fund Large Growth	Pioneer Fundamental Growth Fund - Class A Adviser: Amundi Asset Management US, Inc. Subadviser:	1.02%	32.48%	17.38%	13.00%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Growth	Royce Smaller-Companies Growth Fund - Service Class* Adviser: Royce & Associates, LP Subadviser:	1.49%	16.97%	9.49%	6.38%
US Fund Large Blend	SSgA S&P 500 Index Fund - Class N* Adviser: SSGA Funds Management Inc Subadviser:	0.16%	26.15%	15.59%	11.90%
US Fund Global Large- Stock Blend	Templeton Growth Fund, Inc. - Class A Adviser: Templeton Global Advisors Limited Subadviser: Templeton Asset Management Ltd.	1.04%	20.98%	6.40%	3.22%
US Fund Intermediate Core Bond	TIAA-CREF Bond Index Fund - Retirement Class Adviser: Teachers Advisors LLC Subadviser:	0.32%	5.48%	0.72%	1.44%
US Fund Large Blend	TIAA-CREF Equity Index Fund - Retirement Class Adviser: Teachers Advisors LLC Subadviser:	0.30%	25.59%	14.84%	11.17%
US Fund Large Growth	TIAA-CREF Large-Cap Growth Index Fund - Retirement Class Adviser: Teachers Advisors LLC Subadviser:	0.30%	42.29%	19.14%	14.51%
US Fund Large Value	TIAA-CREF Large-Cap Value Index Fund - Retirement Class Adviser: Teachers Advisors LLC Subadviser:	0.30%	11.15%	10.61%	8.09%
US Fund Mid-Cap Blend	Timothy Plan Large/Mid- Cap Value Fund - Class A* Adviser: Timothy Partners Ltd Subadviser: Westwood Management Corp	1.34%	13.20%	12.70%	8.67%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	Victory Diversified Stock Fund - Class A Adviser: Victory Capital Management Inc. Subadviser:	1.07%	24.70%	15.13%	9.49%
US Fund Large Blend	Victory Special Value Fund - Class A Adviser: Victory Capital Management Inc. Subadviser:	1.38%	24.38%	14.72%	8.78%
US Fund Mid-Cap Growth	Victory Munder Mid-Cap Core Growth Fund - Class A Adviser: Victory Capital Management Inc. Subadviser:	1.28%	14.28%	11.30%	7.45%
US Fund Large Value	Virtus Ceredex Large-Cap Value Equity Fund - Class A Adviser: Virtus Fund Advisers, LLC Subadviser: Ceredex Value Advisors LLC	1.24%	14.57%	10.67%	7.63%
US Fund Foreign Large Value	Virtus NFJ International Value Fund - Class A* Adviser: Virtus Investment Advisers, Inc. Subadviser: NFJ Investment Group LLC - Dallas	1.30%	10.33%	5.39%	0.24%
*Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.HV-5244
Prospectuses Available [Text Block]	The following is a list of the Underlying Funds currently available under the Contract. In the event more than one Underlying Funds were offered under the Contract, the Underlying Funds available to you may vary by Employer. In such an event, you should refer to your retirement plan documents for a list of Underlying Funds available to you. More information about the Underlying Fund is available in the prospectuses for the Fund, which may be amended from time to time and can be found online at https://plan.empower-retirement.com/plancloudws/fundprospectus. You can also request this information at no cost by calling (844) 804-8989 or sending an email request to participantservices@empower.com. The current expenses and performance information below reflect fees and expenses of the Underlying Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. The past performance of a Fund is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Bond- USD Hedged	AB Global Bond Fund - Class A Adviser: AllianceBernstein L.P. Subadviser:	0.80%	6.83%	0.88%	1.98%
US Fund Tactical Allocation	AB Global Risk Allocation Fund - Class A* Adviser: AllianceBernstein L.P. Subadviser:	1.42%	6.41%	6.87%	4.75%
US Fund High Yield Bond	AB High Income Fund - Class A Adviser: AllianceBernstein L.P. Subadviser:	0.90%	14.33%	4.35%	3.69%
US Fund Foreign Large Value	AB International Value Fund - Class A* Adviser: AllianceBernstein L.P. Subadviser:	1.25%	15.23%	6.44%	2.33%
US Fund Mid-Cap Growth	American Century Heritage Fund - Class A Adviser: American Century Investment Management Inc Subadviser:	1.25%	20.24%	12.92%	9.07%
US Fund Small Value	American Century Small Cap Value Fund - Class A Adviser: American Century Investment Management Inc Subadviser:	1.34%	15.93%	14.24%	8.46%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Blend	American Century Small Company Fund - Class A Adviser: American Century Investment Management Inc Subadviser:	1.11%	20.99%	9.69%	5.77%
US Fund Large Growth	American Century Ultra® Fund - Class A* (Closed to Contracts issued on or about 6/13/2008) Adviser: American Century Investment Management Inc Subadviser:	1.16%	42.96%	18.88%	14.26%
US Fund Intermediate Government	American Century Ginnie Mae Fund - Class A Adviser: American Century Investment Management Inc Subadviser:	0.80%	4.45%	-0.18%	0.61%
US Fund Global Large- Stock Blend	American Funds Capital World Growth and Income FundSM - Class R3 Adviser: Capital Research and Management Company Subadviser:	1.06%	20.42%	10.30%	6.89%
US Fund Diversified Emerging Mkts	American Funds New World Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser:	1.22%	15.47%	8.21%	4.82%
US Fund Foreign Large Growth	American Funds EuroPacific Growth Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser:	1.12%	15.29%	7.34%	4.22%
US Fund Large Growth	American Funds The Growth Fund of America® - Class R3 Adviser: Capital Research and Management Company Subadviser:	0.94%	36.76%	14.53%	11.48%
US Fund Mid-Cap Value	Ariel Appreciation Fund - Investor Class Adviser: Ariel Investments, LLC Subadviser:	1.13%	10.62%	10.28%	6.32%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Value	Ariel Fund - Investor Class Adviser: Ariel Investments, LLC Subadviser:	0.99%	15.81%	10.95%	7.54%
US Fund Mid-Cap Value	Artisan Mid Cap Value Fund - Investor Class Adviser: Artisan Partners Limited Partnership Subadviser:	1.22%	18.15%	11.03%	6.27%
US Fund Large Growth	Ave Maria Growth Fund Adviser: Schwartz Investment Counsel Inc Subadviser:	0.91%	30.29%	14.38%	11.12%
US Fund Large Blend	Ave Maria Rising Dividend Fund Adviser: Schwartz Investment Counsel Inc Subadviser:	0.91%	13.19%	12.79%	9.18%
US Fund Mid-Cap Blend	Ave Maria Value Fund Adviser: Schwartz Investment Counsel Inc Subadviser:	0.94%	3.52%	11.55%	6.23%
US Fund Small Growth	Baron Small Cap Fund - Retail Shares Adviser: BAMCO Inc Subadviser:	1.31%	26.88%	13.73%	9.03%
US Fund Target-Date 2030	BlackRock LifePath® Dynamic 2030 Fund - Institutional Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited; BlackRock (Singapore) Limited	0.59%	15.38%	8.35%	6.27%
US Fund Target-Date 2040	BlackRock LifePath® Dynamic 2040 Fund - Institutional Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited; BlackRock (Singapore) Limited	0.59%	19.23%	10.45%	7.47%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2050	BlackRock LifePath® Dynamic 2050 Fund - Institutional Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited; BlackRock (Singapore) Limited	0.59%	22.02%	11.21%	7.90%
US Fund Target-Date Retirement	BlackRock LifePath® Dynamic Retirement Fund - Institutional Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited; BlackRock (Singapore) Limited	0.59%	12.27%	6.15%	4.70%
US Fund Mid-Cap Blend	BNY Mellon Midcap Index Fund, Inc. - Investor Shares* (Closed to Contracts issued on or about 6/1/2014) Adviser: BNY Mellon Investment Adviser, Inc Subadviser:	0.50%	15.89%	12.06%	8.76%
US Fund Small Blend	BNY Mellon Smallcap Stock Index Fund - Investor Shares* Adviser: BNY Mellon Investment Adviser, Inc Subadviser:	0.50%	15.51%	10.54%	8.16%
US Fund Global Large- Stock Growth	Calamos Global Equity Fund - Class A* Adviser: Calamos Advisors LLC Subadviser:	1.40%	24.28%	14.24%	8.74%
US Fund Foreign Large Growth	Calamos International Growth Fund - Class A* Adviser: Calamos Advisors LLC Subadviser:	1.20%	15.05%	9.74%	4.67%
US Fund Large Growth	Calvert Equity Fund - Class A Adviser: Calvert Research and Management Subadviser: Atlanta Capital Management Company,LLC	0.91%	17.93%	16.27%	12.70%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	ClearBridge Appreciation Fund - Class A Adviser: Franklin Templeton Fund Adviser, LLC Subadviser: ClearBridge Investments, LLC	0.93%	19.45%	13.90%	10.63%
US Fund Small Growth	ClearBridge Small Cap Growth Fund - Class A Adviser: Franklin Templeton Fund Adviser, LLC Subadviser: ClearBridge Investments, LLC	1.18%	8.63%	9.22%	7.72%
US Fund Large Value	ClearBridge Value Trust - Class FI* Adviser: Franklin Templeton Fund Adviser, LLC Subadviser: ClearBridge Investments, LLC	1.15%	19.21%	15.01%	9.44%
US Fund Mid-Cap Blend	CRM Mid Cap Value Fund - Investor Shares Adviser: Cramer Rosenthal McGlynn LLC Subadviser:	1.16%	6.39%	11.38%	8.53%
US Fund Large Blend	Davis New York Venture Fund - Class A Adviser: Davis Selected Advisers LP Subadviser: Davis Selected Advisers (New York) Inc	0.92%	30.00%	11.97%	8.70%
US Fund Intermediate Core-Plus Bond	Delaware Diversified Income Fund - Class A* Adviser: Delaware Management Company Subadviser: Macquarie Investment Management Global Limited; Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited	0.70%	6.40%	2.06%	2.06%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Long-Term Bond	Delaware Extended Duration Bond Fund - Class A* Adviser: Delaware Management Company Subadviser: Macquarie Investment Management Global Limited; Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited	0.82%	9.36%	2.22%	3.12%
US Fund Small Growth	Delaware Ivy Small Cap Growth Fund - Class Y* Adviser: Delaware Management Company Subadviser: Macquarie Investment Management Global Limited	1.14%	13.34%	7.89%	7.14%
US Fund Large Growth	Domini Impact Equity Fund® - Investor Shares Adviser: Domini Impact Investments LLC Subadviser: SSGA Funds Management Inc	1.00%	28.42%	14.76%	9.40%
US Fund Mid-Cap Blend	Eaton Vance Atlanta Capital SMID-Cap Fund - Class A Adviser: Eaton Vance Management Subadviser: Atlanta Capital Management Company,LLC	1.14%	13.72%	13.41%	10.88%
US Fund Foreign Large Blend	Empower International Index Fund - Investor Class Adviser: Empower Capital Management, LLC Subadviser: Irish Life Inv Managers Ltd	0.65%	17.52%	7.66%	3.79%
US Fund Moderately Aggressive Allocation	Empower Moderately Aggressive Profile Fund - Investor Class* Adviser: Empower Capital Management, LLC Subadviser:	1.01%	13.60%	8.69%	6.51%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Blend	Empower S&P Mid Cap 400® Index Fund - Investor Class* Adviser: Empower Capital Management, LLC Subadviser: Irish Life Inv Managers Ltd	0.55%	15.76%	11.99%	8.66%
US Fund Small Blend	Empower S&P SmallCap 600® Index Fund - Investor Class Adviser: Empower Capital Management, LLC Subadviser: Irish Life Inv Managers Ltd	0.56%	15.47%	10.49%	8.10%
US Fund Small Value	Federated Hermes Clover Small Value Fund - Class A* Adviser: Federated Equity Mgmt Co. Of Penn Subadviser:	1.14%	10.42%	11.36%	6.67%
US Fund Real Estate	Fidelity Advisor® Real Estate Fund - Class M Adviser: Fidelity Management & Research Company LLC Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	1.31%	10.56%	4.51%	5.31%
US Fund Global Large- Stock Value	Franklin Mutual Global Discovery Fund - Class A* Adviser: Franklin Mutual Advisers, LLC Subadviser:	1.21%	20.27%	10.11%	6.04%
US Fund Small Value	Franklin Small Cap Value Fund - Class A* (Closed to Contracts issued on or about 5/27/2021) Adviser: Franklin Mutual Advisers, LLC Subadviser:	0.98%	3.57%	9.85%	-0.39%
US Fund Multistrategy	Goldman Sachs Absolute Return Tracker - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser:	1.09%	10.45%	4.52%	3.09%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Government	Goldman Sachs Government Income Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser:	0.82%	4.28%	-0.07%	0.71%
US Fund High Yield Bond	Goldman Sachs High Yield Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser:	0.98%	12.10%	4.21%	3.18%
US Fund Mid-Cap Blend	Goldman Sachs Mid Cap Value Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser:	1.18%	11.45%	13.11%	7.77%
US Fund Moderately Conservative Allocation	Hartford AARP Balanced Retirement Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.11%	5.33%	4.41%	3.15%
US Fund Moderate Allocation	Hartford Balanced HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.66%	14.78%	10.26%	7.61%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Moderately Conservative Allocation	Hartford Balanced Income Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.95%	7.55%	6.52%	5.62%
US Fund Large Blend	Hartford Disciplined Equity HLS Fund - Class IA (Closed to Contracts issued on or about 6/13/2008) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.59%	21.24%	14.32%	11.84%
US Fund Large Value	Hartford Dividend and Growth HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.65%	14.18%	13.72%	10.58%
US Fund Global Small/Mid Stock	Hartford Global Impact Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.11%	12.92%	10.06%	8.83%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund High Yield Bond	Hartford High Yield Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company	0.97%	12.58%	5.05%	3.88%
US Fund Foreign Large Blend	Hartford International Opportunities HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.76%	11.72%	8.47%	4.24%
US Fund Small Growth	Hartford Small Cap Growth HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.65%	18.42%	9.78%	7.17%
US Fund Intermediate Core-Plus Bond	Hartford Total Return Bond HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.50%	6.97%	1.86%	2.32%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Value	Hartford MidCap Value Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company	1.18%	15.75%	12.20%	7.38%
US Fund Large Value	Hotchkis and Wiley Large Cap Value Fund - Class A Adviser: Hotchkis & Wiley Capital Management LLC Subadviser:	1.20%	16.55%	12.64%	8.62%
US Fund Large Growth	Invesco American Franchise Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser:	0.99%	40.91%	16.07%	11.56%
US Fund Commodities Broad Basket	Invesco Balanced-Risk Commodity Strategy Fund - Class A* Adviser: Invesco Advisers, Inc. Subadviser:	1.40%	-3.44%	6.80%	-0.06%
US Fund Large Value	Invesco Comstock Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser:	0.82%	12.24%	13.41%	8.90%
US Fund Diversified Emerging Mkts	Invesco Developing Markets Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser:	1.26%	11.17%	2.26%	1.48%
US Fund Large Value	Invesco Dividend Income Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser:	0.93%	7.02%	8.80%	7.88%
US Fund Moderately Aggressive Allocation	Invesco Equity and Income Fund - Class A* Adviser: Invesco Advisers, Inc. Subadviser:	0.78%	9.99%	9.61%	6.84%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Small/Mid Stock	Invesco Global Opportunities Fund - Class A* Adviser: Invesco Advisers, Inc. Subadviser:	1.12%	17.34%	4.11%	6.41%
US Fund Intermediate Core Bond	Invesco Intermediate Bond Factor Fund - Class A* Adviser: Invesco Advisers, Inc. Subadviser:	0.52%	6.28%	1.69%	2.01%
US Fund Foreign Large Growth	Invesco International Diversified Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser:	1.27%	15.43%	6.11%	3.74%
US Fund Real Estate	Invesco Real Estate Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: Invesco Asset Management Ltd	1.24%	8.75%	5.62%	6.37%
US Fund Large Blend	Invesco Rising Dividends Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser:	0.99%	17.60%	13.82%	9.16%
US Fund Large Growth	JPMorgan Large Cap Growth Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser:	0.94%	34.28%	20.59%	15.11%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2055	JPMorgan SmartRetirement®2055 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser:	0.85%	19.85%	10.40%	7.30%
US Fund Target-Date 2020	JPMorgan SmartRetirement®2020 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser:	0.75%	11.55%	5.15%	4.41%
US Fund Target-Date 2025	JPMorgan SmartRetirement®2025 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser:	0.78%	13.03%	6.29%	5.10%
US Fund Target-Date 2030	JPMorgan SmartRetirement®2030 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser:	0.79%	15.11%	7.40%	5.75%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2035	JPMorgan SmartRetirement®2035 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser:	0.83%	17.03%	8.84%	6.48%
US Fund Target-Date 2040	JPMorgan SmartRetirement®2040 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser:	0.84%	18.44%	9.73%	6.98%
US Fund Target-Date 2045	JPMorgan SmartRetirement®2045 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser:	0.85%	19.52%	10.36%	7.28%
US Fund Target-Date 2050	JPMorgan SmartRetirement®2050 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser:	0.85%	19.86%	10.39%	7.28%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2060	JPMorgan SmartRetirement®2060 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser:	0.84%	19.78%	10.40%	8.58%
US Fund Target-Date Retirement	JPMorgan SmartRetirement® Income Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser:	0.69%	11.62%	4.85%	3.83%
US Fund Small Value	Keeley Small Cap Dividend Value Fund - Class A* Adviser: Keeley-Teton Advisors, LLC Subadviser:	1.29%	9.96%	10.37%	6.19%
US Fund Large Growth	LKCM Aquinas Catholic Equity Fund* Adviser: Luther King Capital Management Corporation Subadviser:	1.00%	14.07%	13.78%	8.72%
US Fund Mid-Cap Blend	Lord Abbett Value Opportunities Fund - Class P Adviser: Lord, Abbett & Co LLC Subadviser:	1.36%	15.73%	10.45%	6.85%
US Fund Large Growth	MassMutual Blue Chip Growth Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Loomis, Sayles & Company LP; T. Rowe Price Associates, Inc.	1.18%	15.98%	10.67%	7.06%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	MassMutual Disciplined Growth Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Wellington Management Company LLP	1.08%	39.01%	15.96%	12.23%
US Fund Large Value	MassMutual Diversified Value Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Brandywine Global Investment Mgmt, LLC	1.06%	8.94%	11.12%	8.34%
US Fund Large Blend	MassMutual Equity Opportunities Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Wellington Management Company LLP; T. Rowe Price Associates, Inc.	1.20%	10.29%	12.57%	9.91%
US Fund Large Value	MassMutual Fundamental Value Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Barrow Hanley Mewhinney & Strauss LLC; Boston Partners Global Investors, Inc	1.13%	11.17%	11.45%	7.83%
US Fund Global Large- Stock Growth	MassMutual Global Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	1.37%	33.75%	11.59%	7.84%
US Fund Large Growth	MassMutual Growth Opportunities Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Sands Capital Management, LLC ;Jackson Square Partners, LLC	1.30%	47.35%	12.09%	9.69%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Blend	MassMutual International Equity Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: Thompson, Siegel & Walmsley LLC; Wellington Management Company LLP	1.50%	11.15%	9.15%	3.78%
US Fund Large Blend	MassMutual Main Street Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	1.34%	22.17%	13.08%	9.54%
US Fund Mid-Cap Growth	MassMutual Mid Cap Growth Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.; Frontier Capital Management Company, LLC; T. Rowe Price Investment Management,Inc.	1.11%	19.03%	11.24%	9.85%
US Fund Foreign Large Blend	MassMutual Overseas Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: Harris Associates L.P.; Massachusetts Financial Services Company	1.24%	18.40%	9.13%	4.25%
US Fund Target-Date 2020	MassMutual RetireSMART by JPMorgan 2020 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.92%	10.94%	5.29%	4.16%
US Fund Target-Date 2025	MassMutual RetireSMART by JPMorgan 2025 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.92%	12.23%	6.51%	4.92%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2030	MassMutual RetireSMART by JPMorgan 2030 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.96%	13.89%	7.55%	5.47%
US Fund Target-Date 2035	MassMutual RetireSMART by JPMorgan 2035 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.99%	16.21%	8.58%	5.98%
US Fund Target-Date 2040	MassMutual RetireSMART by JPMorgan 2040 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.99%	17.56%	9.44%	6.36%
US Fund Target-Date 2045	MassMutual RetireSMART by JPMorgan 2045 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.98%	18.48%	10.10%	6.68%
US Fund Target-Date 2050	MassMutual RetireSMART by JPMorgan 2050 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.98%	18.84%	10.13%	6.84%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2055	MassMutual RetireSMART by JPMorgan 2055 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.97%	18.88%	10.15%	6.88%
US Fund Target-Date 2060	MassMutual RetireSMART by JPMorgan 2060 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.97%	18.75%	10.14%	8.14%
US Fund Target-Date Retirement	MassMutual RetireSMART by JPMorgan in Retirement Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.94%	10.94%	4.92%	3.46%
US Fund Short-Term Bond	MassMutual Short-Duration Bond Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: Barings LLC; Baring International Investment Ltd	0.91%	6.30%	0.67%	1.09%
US Fund Small Growth	MassMutual Small Cap Growth Equity Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Wellington Management Company LLP; Invesco Advisers, Inc.	1.32%	16.45%	12.24%	8.72%
US Fund Small Blend	MassMutual Small Cap Opportunities Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	1.10%	17.54%	12.61%	8.56%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Value	MassMutual Small Company Value Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: AllianceBernstein L.P.; American Century Investment Management	1.31%	9.92%	9.70%	5.95%
US Fund Intermediate Core-Plus Bond	MassMutual Strategic Bond Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Brandywine Global Investment Mgmt, LLC; Western Asset Management Company, LLC; Western Asset Management CO LTD	1.01%	6.12%	1.23%	2.02%
US Fund Diversified Emerging Mkts	MassMutual Strategic Emerging Markets Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	1.60%	9.63%	1.72%	0.97%
US Fund Intermediate Core-Plus Bond	MassMutual Total Return Bond Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: Metropolitan West Asset Management, LLC.	0.78%	5.25%	0.88%	1.34%
US Fund Intermediate Government	MFS® Government Securities Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser:	0.76%	3.95%	0.11%	0.81%
US Fund Foreign Large Growth	MFS® International Intrinsic Value Fund - Class R3* (Closed to Contracts issued on or about 5/1/2012) Adviser: Massachusetts Financial Services Company Subadviser:	1.03%	17.60%	8.47%	6.84%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Small/Mid Growth	MFS® International New Discovery Fund - Class A* (Closed to Contracts issued on or about 9/1/2016) Adviser: Massachusetts Financial Services Company Subadviser:	1.31%	12.78%	5.19%	4.22%
US Fund Small Growth	MFS® New Discovery Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser:	1.29%	13.97%	10.52%	7.23%
US Fund Large Blend	MM S&P 500® Index Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Northern Trust Investments Inc	0.64%	25.48%	15.00%	11.35%
US Fund Large Blend	Neuberger Berman Sustainable Equity Fund - Class A Adviser: Neuberger Berman Investment Advisers LLC Subadviser:	1.06%	26.53%	13.64%	9.77%
US Fund Large Blend	Neuberger Berman Sustainable Equity Fund - Trust Class Adviser: Neuberger Berman Investment Advisers LLC Subadviser:	1.05%	26.54%	13.66%	9.79%
US Fund Event Driven	NexPoint Merger Arbitrage Fund - Class A* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: NexPoint Asset Management, L.P. Subadviser:	2.25%	3.74%	5.25%	5.45%
US Fund Large Blend	Nuveen Dividend Growth Fund - Class A Adviser: Nuveen Fund Advisors, LLC. Subadviser: Nuveen Asset Management, LLC	0.92%	14.79%	13.61%	10.20%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Value	Nuveen International Value Fund - Class A* Adviser: Nuveen Fund Advisors, LLC. Subadviser: Nuveen Asset Management, LLC	1.15%	20.31%	8.46%	3.51%
US Fund Moderate Allocation	Oakmark Equity and Income Fund - Investor Class Adviser: Harris Associates L.P. Subadviser:	0.86%	17.34%	10.00%	6.70%
US Fund Natural Resources	PGIM Jennison Natural Resources Fund, Inc. - Class A Adviser: PGIM Investments LLC Subadviser: Jennison Associates LLC	1.27%	-2.18%	14.95%	1.43%
US Fund Inflation- Protected Bond	PIMCO Real Return Fund - Class A Adviser: Pacific Investment Management Company, LLC Subadviser:	1.07%	3.33%	2.87%	1.97%
US Fund Intermediate Core-Plus Bond	PIMCO Total Return ESG Fund - Admin Class Adviser: Pacific Investment Management Company, LLC Subadviser:	0.86%	5.53%	0.70%	1.37%
US Fund Intermediate Core-Plus Bond	PIMCO Total Return Fund - Class A Adviser: Pacific Investment Management Company, LLC Subadviser:	0.83%	5.94%	0.97%	1.57%
US Fund Large Growth	Pioneer Fundamental Growth Fund - Class A Adviser: Amundi Asset Management US, Inc. Subadviser:	1.02%	32.48%	17.38%	13.00%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Growth	Royce Smaller-Companies Growth Fund - Service Class* Adviser: Royce & Associates, LP Subadviser:	1.49%	16.97%	9.49%	6.38%
US Fund Large Blend	SSgA S&P 500 Index Fund - Class N* Adviser: SSGA Funds Management Inc Subadviser:	0.16%	26.15%	15.59%	11.90%
US Fund Global Large- Stock Blend	Templeton Growth Fund, Inc. - Class A Adviser: Templeton Global Advisors Limited Subadviser: Templeton Asset Management Ltd.	1.04%	20.98%	6.40%	3.22%
US Fund Intermediate Core Bond	TIAA-CREF Bond Index Fund - Retirement Class Adviser: Teachers Advisors LLC Subadviser:	0.32%	5.48%	0.72%	1.44%
US Fund Large Blend	TIAA-CREF Equity Index Fund - Retirement Class Adviser: Teachers Advisors LLC Subadviser:	0.30%	25.59%	14.84%	11.17%
US Fund Large Growth	TIAA-CREF Large-Cap Growth Index Fund - Retirement Class Adviser: Teachers Advisors LLC Subadviser:	0.30%	42.29%	19.14%	14.51%
US Fund Large Value	TIAA-CREF Large-Cap Value Index Fund - Retirement Class Adviser: Teachers Advisors LLC Subadviser:	0.30%	11.15%	10.61%	8.09%
US Fund Mid-Cap Blend	Timothy Plan Large/Mid- Cap Value Fund - Class A* Adviser: Timothy Partners Ltd Subadviser: Westwood Management Corp	1.34%	13.20%	12.70%	8.67%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	Victory Diversified Stock Fund - Class A Adviser: Victory Capital Management Inc. Subadviser:	1.07%	24.70%	15.13%	9.49%
US Fund Large Blend	Victory Special Value Fund - Class A Adviser: Victory Capital Management Inc. Subadviser:	1.38%	24.38%	14.72%	8.78%
US Fund Mid-Cap Growth	Victory Munder Mid-Cap Core Growth Fund - Class A Adviser: Victory Capital Management Inc. Subadviser:	1.28%	14.28%	11.30%	7.45%
US Fund Large Value	Virtus Ceredex Large-Cap Value Equity Fund - Class A Adviser: Virtus Fund Advisers, LLC Subadviser: Ceredex Value Advisors LLC	1.24%	14.57%	10.67%	7.63%
US Fund Foreign Large Value	Virtus NFJ International Value Fund - Class A* Adviser: Virtus Investment Advisers, Inc. Subadviser: NFJ Investment Group LLC - Dallas	1.30%	10.33%	5.39%	0.24%

Portfolio Company Objective [Text Block]	UNDERLYINGFUND TYPE
Temporary Fee Reductions, Current Expenses [Text Block]	*Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.HV-5244
Premier Solutions Standard (Series II) | NotaShortTermInvestmentMember
Prospectus:
Principal Risk [Text Block]	Not a Short Term Investment Vehicle. The Contract is designed for retirement savings or other long-term purposes. It is not appropriate for investors who need ready access to cash.
Premier Solutions Standard (Series II) | InvestmentOptions1RiskMember
Prospectus:
Principal Risk [Text Block]	Risks Associated with Underlying Funds. The value of your investment and any returns will depend on the performance of the Underlying Fund(s) you select. You bear the risk of any decline in your Participant Account value resulting from the Underlying Fund(s)’ performance.
Premier Solutions Standard (Series II) | CompanysClaimsPayingAbilityMember
Prospectus:
Principal Risk [Text Block]	Company’s Claims Paying Ability. Guarantees and benefits provided by the Talcott Resolution are subject to the financial strength and claims paying ability of the company. If the Talcott experiences financial difficulty, it may not be able to make guaranteed payments that exceed the assets in the Separate Account.
Premier Solutions Standard (Series II) | DeductionThirdPartyAdvisoryFeesMember
Prospectus:
Principal Risk [Text Block]	Deduction of Third-Party Advisory Fees. Risks relating to the deduction of advisory fees will reduce your Participant Account Value and subject to state and federal income tax, as well as a 10% federal penalty tax if the Participant is under age 59 1/2.
Premier Solutions Standard (Series II) | LimitationsonSurrendersandWithdrawalsMember
Prospectus:
Principal Risk [Text Block]	Limitations on Surrenders and Withdrawals. During the first five Contract Years we will deduct a Contingent Deferred Surrender Charge if you surrender or take a withdrawal from the Contract. You should purchase the Contract only if you have the ability to keep it in force for a substantial period of time.
Premier Solutions Standard (Series II) | ContractSuspensionMember
Prospectus:
Principal Risk [Text Block]	Contract Suspension. The Contract may be suspended where new Contributions and new Participant Accounts may be prohibited.
Premier Solutions Standard (Series II) | TaxConsequencesMember
Prospectus:
Principal Risk [Text Block]	Tax Consequences. Withdrawals are generally taxable as ordinary income. Withdrawals before age 59 1∕2 may be subject to a tax penalty.
Premier Solutions Standard (Series II) | CyberSecurityandBusinessContinuityRiskMember
Prospectus:
Principal Risk [Text Block]	Cyber Security and Business Continuity Risk. Our business is highly dependent upon the effective operation of our computer systems and those of our business partners and service providers. Our business is therefore vulnerable to disruptions from utility outages and susceptible to operational and information security risks resulting from system failures and cybersecurity incidents. These risks include, among other things, the theft, misuse, corruption and destruction of electronic data, interference with or denial of service, attacks on systems or websites and other operational disruptions that could severely impede our ability to conduct our business and administer the Contract. Financial services companies and their third-party service providers are increasingly the targets of cyber-attacks involving the encryption of data (e.g., ransomware), disruptions in communications (e.g., denial of service), or unauthorized access to or release of personal or confidential information. In 2023, we were notified of a data security incident involving the MOVEit file transfer system used by numerous financial services companies. A third-party vendor uses that software on our behalf to, among other things, identify the deaths of insured persons and annuitants under life insurance policies and annuity contracts. We notified affected customers as required by law, and we continue to assess and investigate the overall impact of the incident. The techniques used to attack systems and networks change frequently, are becoming more sophisticated, and can originate from a wide variety of sources. The use of remote or flexible work arrangements, remote access tools, and mobile technology has expanded potential targets for cyber-attack. System failures and cybersecurity incidents may adversely affect you and/or your Contract. For instance, a cyber-attack may interfere with our ability to process Contract transactions or calculate Contract values, including Accumulation Unit values, or could result in the release of confidential customer information. Such events could also adversely affect us, as they may result in regulatory fines, financial losses and reputational damage. Cybersecurity incidents may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. Although we take efforts to protect our systems from cybersecurity incidents, there can be no assurance that we or our service providers or the underlying funds will be able to avoid cybersecurity incidents affecting Contract owners in the future. It is possible that a cybersecurity incident could persist for an extended period of time without detection. We are also exposed to risks related to natural and man-made disasters, and other severe events, such as storms, public health crises, terrorist acts, and military actions, any of which could adversely affect our business operations. While we have a business continuity plan and have taken precautions, we cannot assure you that severe events will not result in interruptions to our business operations, particularly if such events affect our computer systems or result in a significant number of our employees becoming unavailable. Interruptions to our business operations may impair our ability to effectively administer the Contract, including our ability to process orders and calculate Contract values. Additionally, our third-party service providers and other third-parties related to our business (such as financial intermediaries or underlying funds) are subject to similar risks. Successful implementation and execution of their business continuity policies and procedures are largely beyond our control. Disruptions to their business operations may impair our own business operations.Cybersecurity incidents may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. Although we take efforts to protect our systems from cybersecurity incidents, there can be no assurance that we or our service providers or the underlying funds will be able to avoid cybersecurity incidents affecting Contract owners in the future. It is possible that a cybersecurity incident could persist for an extended period of time without detection. We are also exposed to risks related to natural and man-made disasters, and other severe events, such as storms, public health crises, terrorist acts, and military actions, any of which could adversely affect our business operations. While we have a business continuity plan and have taken precautions, we cannot assure you that severe events will not result in interruptions to our business operations, particularly if such events affect our computer systems or result in a significant number of our employees becoming unavailable. Interruptions to our business operations may impair our ability to effectively administer the Contract, including our ability to process orders and calculate Contract values. Additionally, our third-party service providers and other third-parties related to our business (such as financial intermediaries or underlying funds) are subject to similar risks. Successful implementation and execution of their business continuity policies and procedures are largely beyond our control. Disruptions to their business operations may impair our own business operations.
Premier Solutions Standard (Series II) | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	You can lose money by investing in this Contract, including loss of principal and prior credited earnings.
Premier Solutions Standard (Series II) | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	The Contract is designed as a long-term accumulation Investment for retirement savings. It is not designed for short term investment and is not appropriate for an investor who needs ready access to cash.
Premier Solutions Standard (Series II) | Investment Options Risk [Member]
Prospectus:
Risk [Text Block]	•An investment in this Contract is subject to the risk of poor investment performance of the Underlying Funds available under the Contract.•Each Underlying Fund has its own unique risks.•You should review the prospectus for each Underlying Fund before making an investment decision.
Premier Solutions Standard (Series II) | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	Any obligations, guarantees, and benefits of the Contract are subject to the claims- paying ability of the Talcott Resolution. If Talcott Resolution experiences financial distress, it may not be able to meet its obligations to you. More information about Talcott Resolution, including its financial strength ratings, is available upon request. You may make such request by calling 844-804-8989 or visiting https://www.talcottresolution.com
Premier Solutions Standard (Series II) | AmericanCenturyGinnieMaeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Government
Portfolio Company Name [Text Block]	American Century Ginnie Mae Fund - Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	4.45%
Average Annual Total Returns, 5 Years [Percent]	(0.18%)
Average Annual Total Returns, 10 Years [Percent]	0.61%
Premier Solutions Standard (Series II) | AmericanCenturySmallCompanyFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	American Century Small Company Fund - Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	20.99%
Average Annual Total Returns, 5 Years [Percent]	9.69%
Average Annual Total Returns, 10 Years [Percent]	5.77%
Premier Solutions Standard (Series II) | AmericanFundsNewWorldFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Diversified Emerging Mkts
Portfolio Company Name [Text Block]	American Funds New World Fund® - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	1.22%
Average Annual Total Returns, 1 Year [Percent]	15.47%
Average Annual Total Returns, 5 Years [Percent]	8.21%
Average Annual Total Returns, 10 Years [Percent]	4.82%
Premier Solutions Standard (Series II) | CalvertEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Calvert Equity Fund - Class A
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Portfolio Company Subadviser [Text Block]	Atlanta Capital Management Company,LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	17.93%
Average Annual Total Returns, 5 Years [Percent]	16.27%
Average Annual Total Returns, 10 Years [Percent]	12.70%
Premier Solutions Standard (Series II) | DelawareIvySmallCapGrowthFundClassYMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	Delaware Ivy Small Cap Growth Fund - Class Y*
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	13.34%
Average Annual Total Returns, 5 Years [Percent]	7.89%
Average Annual Total Returns, 10 Years [Percent]	7.14%
Premier Solutions Standard (Series II) | FranklinMutualGlobalDiscoveryFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Value
Portfolio Company Name [Text Block]	Franklin Mutual Global Discovery Fund - Class A*
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	1.21%
Average Annual Total Returns, 1 Year [Percent]	20.27%
Average Annual Total Returns, 5 Years [Percent]	10.11%
Average Annual Total Returns, 10 Years [Percent]	6.04%
Premier Solutions Standard (Series II) | HartfordDividendandGrowthHLSFundClassIAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Hartford Dividend and Growth HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	14.18%
Average Annual Total Returns, 5 Years [Percent]	13.72%
Average Annual Total Returns, 10 Years [Percent]	10.58%
Premier Solutions Standard (Series II) | HartfordTotalReturnBondHLSFundClassIAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	Hartford Total Return Bond HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	6.97%
Average Annual Total Returns, 5 Years [Percent]	1.86%
Average Annual Total Returns, 10 Years [Percent]	2.32%
Premier Solutions Standard (Series II) | InvescoEquityandIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Moderately Aggressive Allocation
Portfolio Company Name [Text Block]	Invesco Equity and Income Fund - Class A*
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	9.99%
Average Annual Total Returns, 5 Years [Percent]	9.61%
Average Annual Total Returns, 10 Years [Percent]	6.84%
Premier Solutions Standard (Series II) | InvescoGlobalOpportunitiesFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Small/Mid Stock
Portfolio Company Name [Text Block]	Invesco Global Opportunities Fund - Class A*
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	17.34%
Average Annual Total Returns, 5 Years [Percent]	4.11%
Average Annual Total Returns, 10 Years [Percent]	6.41%
Premier Solutions Standard (Series II) | InvescoIntermediateBondFactorFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core Bond
Portfolio Company Name [Text Block]	Invesco Intermediate Bond Factor Fund - Class A*
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	0.52%
Average Annual Total Returns, 1 Year [Percent]	6.28%
Average Annual Total Returns, 5 Years [Percent]	1.69%
Average Annual Total Returns, 10 Years [Percent]	2.01%
Premier Solutions Standard (Series II) | MassMutualGlobalFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Growth
Portfolio Company Name [Text Block]	MassMutual Global Fund - Class R4
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.37%
Average Annual Total Returns, 1 Year [Percent]	33.75%
Average Annual Total Returns, 5 Years [Percent]	11.59%
Average Annual Total Returns, 10 Years [Percent]	7.84%
Premier Solutions Standard (Series II) | MassMutualInternationalEquityFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	MassMutual International Equity Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Thompson, Siegel & Walmsley LLC; Wellington Management Company LLP
Current Expenses [Percent]	1.50%
Average Annual Total Returns, 1 Year [Percent]	11.15%
Average Annual Total Returns, 5 Years [Percent]	9.15%
Average Annual Total Returns, 10 Years [Percent]	3.78%
Premier Solutions Standard (Series II) | MassMutualMainStreetFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	MassMutual Main Street Fund - Class R4
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.34%
Average Annual Total Returns, 1 Year [Percent]	22.17%
Average Annual Total Returns, 5 Years [Percent]	13.08%
Average Annual Total Returns, 10 Years [Percent]	9.54%
Premier Solutions Standard (Series II) | MassMutualShortDurationBondFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Short-Term Bond
Portfolio Company Name [Text Block]	MassMutual Short-Duration Bond Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Barings LLC; Baring International Investment Ltd
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	6.30%
Average Annual Total Returns, 5 Years [Percent]	0.67%
Average Annual Total Returns, 10 Years [Percent]	1.09%
Premier Solutions Standard (Series II) | MassMutualSmallCapGrowthEquityFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	MassMutual Small Cap Growth Equity Fund - Class R4
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP; Invesco Advisers, Inc.
Current Expenses [Percent]	1.32%
Average Annual Total Returns, 1 Year [Percent]	16.45%
Average Annual Total Returns, 5 Years [Percent]	12.24%
Average Annual Total Returns, 10 Years [Percent]	8.72%
Premier Solutions Standard (Series II) | MassMutualSmallCapOpportunitiesFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	MassMutual Small Cap Opportunities Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	17.54%
Average Annual Total Returns, 5 Years [Percent]	12.61%
Average Annual Total Returns, 10 Years [Percent]	8.56%
Premier Solutions Standard (Series II) | MassMutualSmallCompanyValueFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	MassMutual Small Company Value Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.; American Century Investment Management
Current Expenses [Percent]	1.31%
Average Annual Total Returns, 1 Year [Percent]	9.92%
Average Annual Total Returns, 5 Years [Percent]	9.70%
Average Annual Total Returns, 10 Years [Percent]	5.95%
Premier Solutions Standard (Series II) | MassMutualSrategicEmergingMarketsFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Diversified Emerging Mkts
Portfolio Company Name [Text Block]	MassMutual Strategic Emerging Markets Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.60%
Average Annual Total Returns, 1 Year [Percent]	9.63%
Average Annual Total Returns, 5 Years [Percent]	1.72%
Average Annual Total Returns, 10 Years [Percent]	0.97%
Premier Solutions Standard (Series II) | OakmarkEquityandIncomeFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Moderate Allocation
Portfolio Company Name [Text Block]	Oakmark Equity and Income Fund - Investor Class
Portfolio Company Adviser [Text Block]	Harris Associates L.P.
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	17.34%
Average Annual Total Returns, 5 Years [Percent]	10.00%
Average Annual Total Returns, 10 Years [Percent]	6.70%
Premier Solutions Standard (Series II) | PIMCOTotalReturnESGFundAdminClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	PIMCO Total Return ESG Fund - Admin Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	5.53%
Average Annual Total Returns, 5 Years [Percent]	0.70%
Average Annual Total Returns, 10 Years [Percent]	1.37%
Premier Solutions Standard (Series II) | EmpowerModeratelyAggressiveProfileFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Moderately Aggressive Allocation
Portfolio Company Name [Text Block]	Empower Moderately Aggressive Profile Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	13.60%
Average Annual Total Returns, 5 Years [Percent]	8.69%
Average Annual Total Returns, 10 Years [Percent]	6.51%
Premier Solutions Standard (Series II) | ABGlobalBondFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Bond-USD Hedged
Portfolio Company Name [Text Block]	AB Global Bond Fund - Class A
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	6.83%
Average Annual Total Returns, 5 Years [Percent]	0.88%
Average Annual Total Returns, 10 Years [Percent]	1.98%
Premier Solutions Standard (Series II) | ABGlobalRiskAllocationFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Tactical Allocation
Portfolio Company Name [Text Block]	AB Global Risk Allocation Fund - Class A*
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	1.42%
Average Annual Total Returns, 1 Year [Percent]	6.41%
Average Annual Total Returns, 5 Years [Percent]	6.87%
Average Annual Total Returns, 10 Years [Percent]	4.75%
Premier Solutions Standard (Series II) | ABHighIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund High Yield Bond
Portfolio Company Name [Text Block]	AB High Income Fund - Class A
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	14.33%
Average Annual Total Returns, 5 Years [Percent]	4.35%
Average Annual Total Returns, 10 Years [Percent]	3.69%
Premier Solutions Standard (Series II) | ABInternationalValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Value
Portfolio Company Name [Text Block]	AB International Value Fund - Class A*
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	15.23%
Average Annual Total Returns, 5 Years [Percent]	6.44%
Average Annual Total Returns, 10 Years [Percent]	2.33%
Premier Solutions Standard (Series II) | AmericanCenturyHeritageFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	American Century Heritage Fund - Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	20.24%
Average Annual Total Returns, 5 Years [Percent]	12.92%
Average Annual Total Returns, 10 Years [Percent]	9.07%
Premier Solutions Standard (Series II) | AmericanCenturyUltraFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	American Century Ultra®Fund - Class A* (Closed to Contracts issued on or about 6/13/2008)
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	42.96%
Average Annual Total Returns, 5 Years [Percent]	18.88%
Average Annual Total Returns, 10 Years [Percent]	14.26%
Premier Solutions Standard (Series II) | AmericanFundsCapitalWorldGrowthandIncomeFundSMClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Blend
Portfolio Company Name [Text Block]	American Funds Capital World Growth and Income FundSM - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	20.42%
Average Annual Total Returns, 5 Years [Percent]	10.30%
Average Annual Total Returns, 10 Years [Percent]	6.89%
Premier Solutions Standard (Series II) | AmericanFundsEuroPacificGrowthFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	American Funds EuroPacific Growth Fund® - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	15.29%
Average Annual Total Returns, 5 Years [Percent]	7.34%
Average Annual Total Returns, 10 Years [Percent]	4.22%
Premier Solutions Standard (Series II) | AmericanFundsTheGrowthFundofAmericaClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	American Funds The Growth Fund of America® - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	36.76%
Average Annual Total Returns, 5 Years [Percent]	14.53%
Average Annual Total Returns, 10 Years [Percent]	11.48%
Premier Solutions Standard (Series II) | AveMariaGrowthFundMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Ave Maria Growth Fund
Portfolio Company Adviser [Text Block]	Schwartz Investment Counsel Inc
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	30.29%
Average Annual Total Returns, 5 Years [Percent]	14.38%
Average Annual Total Returns, 10 Years [Percent]	11.12%
Premier Solutions Standard (Series II) | AveMariaRisingDividendFundMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Ave Maria Rising Dividend Fund
Portfolio Company Adviser [Text Block]	Schwartz Investment Counsel Inc
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	13.19%
Average Annual Total Returns, 5 Years [Percent]	12.79%
Average Annual Total Returns, 10 Years [Percent]	9.18%
Premier Solutions Standard (Series II) | AveMariaValueFundMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Ave Maria Value Fund
Portfolio Company Adviser [Text Block]	Schwartz Investment Counsel Inc
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	3.52%
Average Annual Total Returns, 5 Years [Percent]	11.55%
Average Annual Total Returns, 10 Years [Percent]	6.23%
Premier Solutions Standard (Series II) | BNYMellonMidcapIndexFundIncInvestorSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	BNY Mellon Midcap Index Fund, Inc. - Investor Shares* (Closed to Contracts issued on or about 6/1/2014)
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Adviser, Inc
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	15.89%
Average Annual Total Returns, 5 Years [Percent]	12.06%
Average Annual Total Returns, 10 Years [Percent]	8.76%
Premier Solutions Standard (Series II) | BNYMellonSmallcapStockIndexFundInvestorSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	BNY Mellon Smallcap Stock Index Fund - Investor Shares*
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Adviser, Inc
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	15.51%
Average Annual Total Returns, 5 Years [Percent]	10.54%
Average Annual Total Returns, 10 Years [Percent]	8.16%
Premier Solutions Standard (Series II) | CalamosGlobalEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Growth
Portfolio Company Name [Text Block]	Calamos Global Equity Fund - Class A*
Portfolio Company Adviser [Text Block]	Calamos Advisors LLC
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	1.40%
Average Annual Total Returns, 1 Year [Percent]	24.28%
Average Annual Total Returns, 5 Years [Percent]	14.24%
Average Annual Total Returns, 10 Years [Percent]	8.74%
Premier Solutions Standard (Series II) | CalamosInternationalGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	Calamos International Growth Fund - Class A*
Portfolio Company Adviser [Text Block]	Calamos Advisors LLC
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	15.05%
Average Annual Total Returns, 5 Years [Percent]	9.74%
Average Annual Total Returns, 10 Years [Percent]	4.67%
Premier Solutions Standard (Series II) | ClearBridgeAppreciationFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	ClearBridge Appreciation Fund - Class A
Portfolio Company Adviser [Text Block]	Franklin Templeton Fund Adviser, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	19.45%
Average Annual Total Returns, 5 Years [Percent]	13.90%
Average Annual Total Returns, 10 Years [Percent]	10.63%
Premier Solutions Standard (Series II) | ClearBridgeValueTrustClassFIMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	ClearBridge Value Trust - Class FI*
Portfolio Company Adviser [Text Block]	Franklin Templeton Fund Adviser, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	19.21%
Average Annual Total Returns, 5 Years [Percent]	15.01%
Average Annual Total Returns, 10 Years [Percent]	9.44%
Premier Solutions Standard (Series II) | DavisNewYorkVentureFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Davis New York Venture Fund - Class A
Portfolio Company Adviser [Text Block]	Davis Selected Advisers LP
Portfolio Company Subadviser [Text Block]	Davis Selected Advisers (New York) Inc
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	30.00%
Average Annual Total Returns, 5 Years [Percent]	11.97%
Average Annual Total Returns, 10 Years [Percent]	8.70%
Premier Solutions Standard (Series II) | DelawareDiversifiedIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	Delaware Diversified Income Fund - Class A*
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited; Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	6.40%
Average Annual Total Returns, 5 Years [Percent]	2.06%
Average Annual Total Returns, 10 Years [Percent]	2.06%
Premier Solutions Standard (Series II) | DelawareExtendedDurationBondFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Long-Term Bond
Portfolio Company Name [Text Block]	Delaware Extended Duration Bond Fund - Class A*
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited; Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	9.36%
Average Annual Total Returns, 5 Years [Percent]	2.22%
Average Annual Total Returns, 10 Years [Percent]	3.12%
Premier Solutions Standard (Series II) | DominiImpactEquityFundInvestorSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Domini Impact Equity Fund® - Investor Shares
Portfolio Company Adviser [Text Block]	Domini Impact Investments LLC
Portfolio Company Subadviser [Text Block]	SSGA Funds Management Inc
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	28.42%
Average Annual Total Returns, 5 Years [Percent]	14.76%
Average Annual Total Returns, 10 Years [Percent]	9.40%
Premier Solutions Standard (Series II) | EatonVanceAtlantaCapitalSMIDCapFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Eaton Vance Atlanta Capital SMID-Cap Fund - Class A
Portfolio Company Adviser [Text Block]	Eaton Vance Management
Portfolio Company Subadviser [Text Block]	Atlanta Capital Management Company,LLC
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	13.72%
Average Annual Total Returns, 5 Years [Percent]	13.41%
Average Annual Total Returns, 10 Years [Percent]	10.88%
Premier Solutions Standard (Series II) | EmpowerInternationalIndexFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Empower International Index Fund - Investor Class
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Irish Life Inv Managers Ltd
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	17.52%
Average Annual Total Returns, 5 Years [Percent]	7.66%
Average Annual Total Returns, 10 Years [Percent]	3.79%
Premier Solutions Standard (Series II) | EmpowerSandPMidCap400IndexFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Empower S&P Mid Cap 400® Index Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Irish Life Inv Managers Ltd
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	15.76%
Average Annual Total Returns, 5 Years [Percent]	11.99%
Average Annual Total Returns, 10 Years [Percent]	8.66%
Premier Solutions Standard (Series II) | EmpowerSandPSmallCap600IndexFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	Empower S&P SmallCap 600® Index Fund - Investor Class
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Irish Life Inv Managers Ltd
Current Expenses [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	15.47%
Average Annual Total Returns, 5 Years [Percent]	10.49%
Average Annual Total Returns, 10 Years [Percent]	8.10%
Premier Solutions Standard (Series II) | FederatedHermesCloverSmallValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Federated Hermes Clover Small Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Federated Equity Mgmt Co. Of Penn
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	10.42%
Average Annual Total Returns, 5 Years [Percent]	11.36%
Average Annual Total Returns, 10 Years [Percent]	6.67%
Premier Solutions Standard (Series II) | FidelityAdvisorRealEstateFundClassMMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Real Estate
Portfolio Company Name [Text Block]	Fidelity Advisor® Real Estate Fund - Class M
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	1.31%
Average Annual Total Returns, 1 Year [Percent]	10.56%
Average Annual Total Returns, 5 Years [Percent]	4.51%
Average Annual Total Returns, 10 Years [Percent]	5.31%
Premier Solutions Standard (Series II) | FranklinSmallCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Franklin Small Cap Value Fund - Class A* (Closed to Contracts issued on or about 5/27/2021)
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	3.57%
Average Annual Total Returns, 5 Years [Percent]	9.85%
Average Annual Total Returns, 10 Years [Percent]	(0.39%)
Premier Solutions Standard (Series II) | GoldmanSachsAbsoluteReturnTrackerClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Multistrategy
Portfolio Company Name [Text Block]	Goldman Sachs Absolute Return Tracker - Class A*
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	10.45%
Average Annual Total Returns, 5 Years [Percent]	4.52%
Average Annual Total Returns, 10 Years [Percent]	3.09%
Premier Solutions Standard (Series II) | GoldmanSachsGovernmentIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Government
Portfolio Company Name [Text Block]	Goldman Sachs Government Income Fund - Class A*
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	4.28%
Average Annual Total Returns, 5 Years [Percent]	(0.07%)
Average Annual Total Returns, 10 Years [Percent]	0.71%
Premier Solutions Standard (Series II) | GoldmanSachsHighYieldFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund High Yield Bond
Portfolio Company Name [Text Block]	Goldman Sachs High Yield Fund - Class A*
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	12.10%
Average Annual Total Returns, 5 Years [Percent]	4.21%
Average Annual Total Returns, 10 Years [Percent]	3.18%
Premier Solutions Standard (Series II) | GoldmanSachsMidCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Goldman Sachs Mid Cap Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	11.45%
Average Annual Total Returns, 5 Years [Percent]	13.11%
Average Annual Total Returns, 10 Years [Percent]	7.77%
Premier Solutions Standard (Series II) | HartfordAARPBalancedRetirementFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Moderately Conservative Allocation
Portfolio Company Name [Text Block]	Hartford AARP Balanced Retirement Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	5.33%
Average Annual Total Returns, 5 Years [Percent]	4.41%
Average Annual Total Returns, 10 Years [Percent]	3.15%
Premier Solutions Standard (Series II) | HartfordBalancedIncomeFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Moderately Conservative Allocation
Portfolio Company Name [Text Block]	Hartford Balanced Income Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	7.55%
Average Annual Total Returns, 5 Years [Percent]	6.52%
Average Annual Total Returns, 10 Years [Percent]	5.62%
Premier Solutions Standard (Series II) | HartfordGlobalImpactFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Small/Mid Stock
Portfolio Company Name [Text Block]	Hartford Global Impact Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	12.92%
Average Annual Total Returns, 5 Years [Percent]	10.06%
Average Annual Total Returns, 10 Years [Percent]	8.83%
Premier Solutions Standard (Series II) | HartfordHighYieldFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund High Yield Bond
Portfolio Company Name [Text Block]	Hartford High Yield Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	12.58%
Average Annual Total Returns, 5 Years [Percent]	5.05%
Average Annual Total Returns, 10 Years [Percent]	3.88%
Premier Solutions Standard (Series II) | HartfordMidCapValueFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Hartford MidCap Value Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	15.75%
Average Annual Total Returns, 5 Years [Percent]	12.20%
Average Annual Total Returns, 10 Years [Percent]	7.38%
Premier Solutions Standard (Series II) | InvescoAmericanFranchiseFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Invesco American Franchise Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	40.91%
Average Annual Total Returns, 5 Years [Percent]	16.07%
Average Annual Total Returns, 10 Years [Percent]	11.56%
Premier Solutions Standard (Series II) | InvescoBalancedRiskCommodityStrategyFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Commodities Broad Basket
Portfolio Company Name [Text Block]	Invesco Balanced-Risk Commodity Strategy Fund - Class A*
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	1.40%
Average Annual Total Returns, 1 Year [Percent]	(3.44%)
Average Annual Total Returns, 5 Years [Percent]	6.80%
Average Annual Total Returns, 10 Years [Percent]	(0.06%)
Premier Solutions Standard (Series II) | InvescoComstockFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Invesco Comstock Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	12.24%
Average Annual Total Returns, 5 Years [Percent]	13.41%
Average Annual Total Returns, 10 Years [Percent]	8.90%
Premier Solutions Standard (Series II) | InvescoDividendIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Invesco Dividend Income Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	7.02%
Average Annual Total Returns, 5 Years [Percent]	8.80%
Average Annual Total Returns, 10 Years [Percent]	7.88%
Premier Solutions Standard (Series II) | InvescoInternationalDiversifiedFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	Invesco International Diversified Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	1.27%
Average Annual Total Returns, 1 Year [Percent]	15.43%
Average Annual Total Returns, 5 Years [Percent]	6.11%
Average Annual Total Returns, 10 Years [Percent]	3.74%
Premier Solutions Standard (Series II) | InvescoRealEstateFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Real Estate
Portfolio Company Name [Text Block]	Invesco Real Estate Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Invesco Asset Management Ltd
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	8.75%
Average Annual Total Returns, 5 Years [Percent]	5.62%
Average Annual Total Returns, 10 Years [Percent]	6.37%
Premier Solutions Standard (Series II) | InvescoRisingDividendsFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Invesco Rising Dividends Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	17.60%
Average Annual Total Returns, 5 Years [Percent]	13.82%
Average Annual Total Returns, 10 Years [Percent]	9.16%
Premier Solutions Standard (Series II) | JPMorganLargeCapGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	JPMorgan Large Cap Growth Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	34.28%
Average Annual Total Returns, 5 Years [Percent]	20.59%
Average Annual Total Returns, 10 Years [Percent]	15.11%
Premier Solutions Standard (Series II) | JPMorganSmartRetirement2055FundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2055
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement®2055Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	19.85%
Average Annual Total Returns, 5 Years [Percent]	10.40%
Average Annual Total Returns, 10 Years [Percent]	7.30%
Premier Solutions Standard (Series II) | JPMorganSmartRetirement2020FundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2020
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement®2020Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	11.55%
Average Annual Total Returns, 5 Years [Percent]	5.15%
Average Annual Total Returns, 10 Years [Percent]	4.41%
Premier Solutions Standard (Series II) | JPMorganSmartRetirement2025FundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2025
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement®2025Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	13.03%
Average Annual Total Returns, 5 Years [Percent]	6.29%
Average Annual Total Returns, 10 Years [Percent]	5.10%
Premier Solutions Standard (Series II) | JPMorganSmartRetirement2030FundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2030
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement®2030Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	15.11%
Average Annual Total Returns, 5 Years [Percent]	7.40%
Average Annual Total Returns, 10 Years [Percent]	5.75%
Premier Solutions Standard (Series II) | JPMorganSmartRetirement2035FundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2035
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement®2035Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	17.03%
Average Annual Total Returns, 5 Years [Percent]	8.84%
Average Annual Total Returns, 10 Years [Percent]	6.48%
Premier Solutions Standard (Series II) | JPMorganSmartRetirement2040FundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2040
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement®2040Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	18.44%
Average Annual Total Returns, 5 Years [Percent]	9.73%
Average Annual Total Returns, 10 Years [Percent]	6.98%
Premier Solutions Standard (Series II) | JPMorganSmartRetirement2045FundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2045
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement®2045Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	19.52%
Average Annual Total Returns, 5 Years [Percent]	10.36%
Average Annual Total Returns, 10 Years [Percent]	7.28%
Premier Solutions Standard (Series II) | JPMorganSmartRetirement2050FundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2050
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement®2050Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	19.86%
Average Annual Total Returns, 5 Years [Percent]	10.39%
Average Annual Total Returns, 10 Years [Percent]	7.28%
Premier Solutions Standard (Series II) | JPMorganSmartRetirement2060FundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2060
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement®2060Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	19.78%
Average Annual Total Returns, 5 Years [Percent]	10.40%
Average Annual Total Returns, 10 Years [Percent]	8.58%
Premier Solutions Standard (Series II) | JPMorganSmartRetirementIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date Retirement
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® Income Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	11.62%
Average Annual Total Returns, 5 Years [Percent]	4.85%
Average Annual Total Returns, 10 Years [Percent]	3.83%
Premier Solutions Standard (Series II) | LKCMAquinasCatholicEquityFundMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	LKCM Aquinas Catholic Equity Fund*
Portfolio Company Adviser [Text Block]	Luther King Capital Management Corporation
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	14.07%
Average Annual Total Returns, 5 Years [Percent]	13.78%
Average Annual Total Returns, 10 Years [Percent]	8.72%
Premier Solutions Standard (Series II) | MassMutualBlueChipGrowthFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	MassMutual Blue Chip Growth Fund - Class R4
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company LP; T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	15.98%
Average Annual Total Returns, 5 Years [Percent]	10.67%
Average Annual Total Returns, 10 Years [Percent]	7.06%
Premier Solutions Standard (Series II) | MassMutualDisciplinedGrowthFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	MassMutual Disciplined Growth Fund - Class R4
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	39.01%
Average Annual Total Returns, 5 Years [Percent]	15.96%
Average Annual Total Returns, 10 Years [Percent]	12.23%
Premier Solutions Standard (Series II) | MassMutualDiversifiedValueFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	MassMutual Diversified Value Fund - Class R4
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Brandywine Global Investment Mgmt, LLC
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	8.94%
Average Annual Total Returns, 5 Years [Percent]	11.12%
Average Annual Total Returns, 10 Years [Percent]	8.34%
Premier Solutions Standard (Series II) | MassMutualEquityOpportunitiesFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	MassMutual Equity Opportunities Fund - Class R4
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP; T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	10.29%
Average Annual Total Returns, 5 Years [Percent]	12.57%
Average Annual Total Returns, 10 Years [Percent]	9.91%
Premier Solutions Standard (Series II) | MassMutualFundamentalValueFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	MassMutual Fundamental Value Fund - Class R4
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Barrow Hanley Mewhinney & Strauss LLC; Boston Partners Global Investors, Inc
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	11.17%
Average Annual Total Returns, 5 Years [Percent]	11.45%
Average Annual Total Returns, 10 Years [Percent]	7.83%
Premier Solutions Standard (Series II) | MassMutualGrowthOpportunitiesFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	MassMutual Growth Opportunities Fund - Class R4
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Sands Capital Management, LLC ;Jackson Square Partners, LLC
Current Expenses [Percent]	1.30%
Average Annual Total Returns, 1 Year [Percent]	47.35%
Average Annual Total Returns, 5 Years [Percent]	12.09%
Average Annual Total Returns, 10 Years [Percent]	9.69%
Premier Solutions Standard (Series II) | MassMutualMidCapGrowthFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	MassMutual Mid Cap Growth Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.; Frontier Capital Management Company, LLC; T. Rowe Price Investment Management,Inc.
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	19.03%
Average Annual Total Returns, 5 Years [Percent]	11.24%
Average Annual Total Returns, 10 Years [Percent]	9.85%
Premier Solutions Standard (Series II) | MassMutualOverseasFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	MassMutual Overseas Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Harris Associates L.P.; Massachusetts Financial Services Company
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	18.40%
Average Annual Total Returns, 5 Years [Percent]	9.13%
Average Annual Total Returns, 10 Years [Percent]	4.25%
Premier Solutions Standard (Series II) | MassMutualRetireSMARTbyJPMorgan2020FundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2020
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan 2020 Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	10.94%
Average Annual Total Returns, 5 Years [Percent]	5.29%
Average Annual Total Returns, 10 Years [Percent]	4.16%
Premier Solutions Standard (Series II) | MassMutualRetireSMARTbyJPMorgan2025FundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2025
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan 2025 Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	12.23%
Average Annual Total Returns, 5 Years [Percent]	6.51%
Average Annual Total Returns, 10 Years [Percent]	4.92%
Premier Solutions Standard (Series II) | MassMutualRetireSMARTbyJPMorgan2030FundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2030
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan 2030 Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	13.89%
Average Annual Total Returns, 5 Years [Percent]	7.55%
Average Annual Total Returns, 10 Years [Percent]	5.47%
Premier Solutions Standard (Series II) | MassMutualRetireSMARTbyJPMorgan2035FundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2035
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan 2035 Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	16.21%
Average Annual Total Returns, 5 Years [Percent]	8.58%
Average Annual Total Returns, 10 Years [Percent]	5.98%
Premier Solutions Standard (Series II) | MassMutualRetireSMARTbyJPMorgan2040FundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2040
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan 2040 Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	17.56%
Average Annual Total Returns, 5 Years [Percent]	9.44%
Average Annual Total Returns, 10 Years [Percent]	6.36%
Premier Solutions Standard (Series II) | MassMutualRetireSMARTbyJPMorgan2045FundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2045
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan 2045 Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	18.48%
Average Annual Total Returns, 5 Years [Percent]	10.10%
Average Annual Total Returns, 10 Years [Percent]	6.68%
Premier Solutions Standard (Series II) | MassMutualRetireSMARTbyJPMorgan2050FundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2050
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan 2050 Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	18.84%
Average Annual Total Returns, 5 Years [Percent]	10.13%
Average Annual Total Returns, 10 Years [Percent]	6.84%
Premier Solutions Standard (Series II) | MassMutualRetireSMARTbyJPMorgan2055FundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2055
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan 2055 Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	18.88%
Average Annual Total Returns, 5 Years [Percent]	10.15%
Average Annual Total Returns, 10 Years [Percent]	6.88%
Premier Solutions Standard (Series II) | MassMutualRetireSMARTbyJPMorgan2060FundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2060
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan 2060 Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	18.75%
Average Annual Total Returns, 5 Years [Percent]	10.14%
Average Annual Total Returns, 10 Years [Percent]	8.14%
Premier Solutions Standard (Series II) | MassMutualRetireSMARTbyJPMorganinRetirementFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date Retirement
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan in Retirement Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	10.94%
Average Annual Total Returns, 5 Years [Percent]	4.92%
Average Annual Total Returns, 10 Years [Percent]	3.46%
Premier Solutions Standard (Series II) | MassMutualSrategicBondFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	MassMutual Strategic Bond Fund - Class R4
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Brandywine Global Investment Mgmt, LLC; Western Asset Management Company, LLC; Western Asset Management CO LTD
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	6.12%
Average Annual Total Returns, 5 Years [Percent]	1.23%
Average Annual Total Returns, 10 Years [Percent]	2.02%
Premier Solutions Standard (Series II) | MassMutualTotalReturnBondFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	MassMutual Total Return Bond Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Metropolitan West Asset Management, LLC.
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	5.25%
Average Annual Total Returns, 5 Years [Percent]	0.88%
Average Annual Total Returns, 10 Years [Percent]	1.34%
Premier Solutions Standard (Series II) | MFSGovernmentSecuritiesFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Government
Portfolio Company Name [Text Block]	MFS® Government Securities Fund - Class R3*
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	3.95%
Average Annual Total Returns, 5 Years [Percent]	0.11%
Average Annual Total Returns, 10 Years [Percent]	0.81%
Premier Solutions Standard (Series II) | MFSInternationalIntrinsicValueFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	MFS® International Intrinsic Value Fund - Class R3* (Closed to Contracts issued on or about 5/1/2012)
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	17.60%
Average Annual Total Returns, 5 Years [Percent]	8.47%
Average Annual Total Returns, 10 Years [Percent]	6.84%
Premier Solutions Standard (Series II) | MFSNewDiscoveryFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	MFS® New Discovery Fund - Class R3*
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	1.29%
Average Annual Total Returns, 1 Year [Percent]	13.97%
Average Annual Total Returns, 5 Years [Percent]	10.52%
Average Annual Total Returns, 10 Years [Percent]	7.23%
Premier Solutions Standard (Series II) | MMSandP500IndexFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	MM S&P 500® Index Fund - Class R4
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Northern Trust Investments Inc
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	25.48%
Average Annual Total Returns, 5 Years [Percent]	15.00%
Average Annual Total Returns, 10 Years [Percent]	11.35%
Premier Solutions Standard (Series II) | NeubergerBermanSustainableEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Neuberger Berman Sustainable Equity Fund - Class A
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers LLC
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	26.53%
Average Annual Total Returns, 5 Years [Percent]	13.64%
Average Annual Total Returns, 10 Years [Percent]	9.77%
Premier Solutions Standard (Series II) | NuveenDividendGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Nuveen Dividend Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Nuveen Fund Advisors, LLC.
Portfolio Company Subadviser [Text Block]	Nuveen Asset Management, LLC
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	14.79%
Average Annual Total Returns, 5 Years [Percent]	13.61%
Average Annual Total Returns, 10 Years [Percent]	10.20%
Premier Solutions Standard (Series II) | NuveenInternationalValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Value
Portfolio Company Name [Text Block]	Nuveen International Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Nuveen Fund Advisors, LLC.
Portfolio Company Subadviser [Text Block]	Nuveen Asset Management, LLC
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	20.31%
Average Annual Total Returns, 5 Years [Percent]	8.46%
Average Annual Total Returns, 10 Years [Percent]	3.51%
Premier Solutions Standard (Series II) | PGIMJennisonNaturalResourcesFundIncClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Natural Resources
Portfolio Company Name [Text Block]	PGIM Jennison Natural Resources Fund, Inc. - Class A
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC
Current Expenses [Percent]	1.27%
Average Annual Total Returns, 1 Year [Percent]	(2.18%)
Average Annual Total Returns, 5 Years [Percent]	14.95%
Average Annual Total Returns, 10 Years [Percent]	1.43%
Premier Solutions Standard (Series II) | PIMCORealReturnFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Inflation-Protected Bond
Portfolio Company Name [Text Block]	PIMCO Real Return Fund - Class A
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	3.33%
Average Annual Total Returns, 5 Years [Percent]	2.87%
Average Annual Total Returns, 10 Years [Percent]	1.97%
Premier Solutions Standard (Series II) | PIMCOTotalReturnFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	PIMCO Total Return Fund - Class A
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	5.94%
Average Annual Total Returns, 5 Years [Percent]	0.97%
Average Annual Total Returns, 10 Years [Percent]	1.57%
Premier Solutions Standard (Series II) | PioneerFundamentalGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Pioneer Fundamental Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	32.48%
Average Annual Total Returns, 5 Years [Percent]	17.38%
Average Annual Total Returns, 10 Years [Percent]	13.00%
Premier Solutions Standard (Series II) | TempletonGrowthFundIncClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Blend
Portfolio Company Name [Text Block]	Templeton Growth Fund, Inc. - Class A
Portfolio Company Adviser [Text Block]	Templeton Global Advisors Limited
Portfolio Company Subadviser [Text Block]	Templeton Asset Management Ltd.
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	20.98%
Average Annual Total Returns, 5 Years [Percent]	6.40%
Average Annual Total Returns, 10 Years [Percent]	3.22%
Premier Solutions Standard (Series II) | TIAACREFBondIndexFundRetirementClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core Bond
Portfolio Company Name [Text Block]	TIAA-CREF Bond Index Fund - Retirement Class
Portfolio Company Adviser [Text Block]	Teachers Advisors LLC
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	0.32%
Average Annual Total Returns, 1 Year [Percent]	5.48%
Average Annual Total Returns, 5 Years [Percent]	0.72%
Average Annual Total Returns, 10 Years [Percent]	1.44%
Premier Solutions Standard (Series II) | TIAACREFEquityIndexFundRetirementClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	TIAA-CREF Equity Index Fund - Retirement Class
Portfolio Company Adviser [Text Block]	Teachers Advisors LLC
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	25.59%
Average Annual Total Returns, 5 Years [Percent]	14.84%
Average Annual Total Returns, 10 Years [Percent]	11.17%
Premier Solutions Standard (Series II) | TIAACREFLargeCapGrowthIndexFundRetirementClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	TIAA-CREF Large-Cap Growth Index Fund - Retirement Class
Portfolio Company Adviser [Text Block]	Teachers Advisors LLC
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	42.29%
Average Annual Total Returns, 5 Years [Percent]	19.14%
Average Annual Total Returns, 10 Years [Percent]	14.51%
Premier Solutions Standard (Series II) | TIAACREFLargeCapValueIndexFundRetirementClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	TIAA-CREF Large-Cap Value Index Fund - Retirement Class
Portfolio Company Adviser [Text Block]	Teachers Advisors LLC
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	11.15%
Average Annual Total Returns, 5 Years [Percent]	10.61%
Average Annual Total Returns, 10 Years [Percent]	8.09%
Premier Solutions Standard (Series II) | TimothyPlanLargeMidCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Timothy Plan Large/Mid-Cap Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Timothy Partners Ltd
Portfolio Company Subadviser [Text Block]	Westwood Management Corp
Current Expenses [Percent]	1.34%
Average Annual Total Returns, 1 Year [Percent]	13.20%
Average Annual Total Returns, 5 Years [Percent]	12.70%
Average Annual Total Returns, 10 Years [Percent]	8.67%
Premier Solutions Standard (Series II) | VictoryDiversifiedStockFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Victory Diversified Stock Fund - Class A
Portfolio Company Adviser [Text Block]	Victory Capital Management Inc.
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	24.70%
Average Annual Total Returns, 5 Years [Percent]	15.13%
Average Annual Total Returns, 10 Years [Percent]	9.49%
Premier Solutions Standard (Series II) | VictorySpecialValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Victory Special Value Fund - Class A
Portfolio Company Adviser [Text Block]	Victory Capital Management Inc.
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	1.38%
Average Annual Total Returns, 1 Year [Percent]	24.38%
Average Annual Total Returns, 5 Years [Percent]	14.72%
Average Annual Total Returns, 10 Years [Percent]	8.78%
Premier Solutions Standard (Series II) | VictoryMunderMidCapCoreGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Victory Munder Mid-Cap Core Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Victory Capital Management Inc.
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	1.28%
Average Annual Total Returns, 1 Year [Percent]	14.28%
Average Annual Total Returns, 5 Years [Percent]	11.30%
Average Annual Total Returns, 10 Years [Percent]	7.45%
Premier Solutions Standard (Series II) | VirtusCeredexLargeCapValueEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Virtus Ceredex Large-Cap Value Equity Fund - Class A
Portfolio Company Adviser [Text Block]	Virtus Fund Advisers, LLC
Portfolio Company Subadviser [Text Block]	Ceredex Value Advisors LLC
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	14.57%
Average Annual Total Returns, 5 Years [Percent]	10.67%
Average Annual Total Returns, 10 Years [Percent]	7.63%
Premier Solutions Standard (Series II) | VirtusNFJInternationalValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Value
Portfolio Company Name [Text Block]	Virtus NFJ International Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Virtus Investment Advisers, Inc.
Portfolio Company Subadviser [Text Block]	NFJ Investment Group LLC - Dallas
Current Expenses [Percent]	1.30%
Average Annual Total Returns, 1 Year [Percent]	10.33%
Average Annual Total Returns, 5 Years [Percent]	5.39%
Average Annual Total Returns, 10 Years [Percent]	0.24%
Premier Solutions Standard (Series II) | HartfordBalancedHLSFundClassIAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Moderate Allocation
Portfolio Company Name [Text Block]	Hartford Balanced HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	14.78%
Average Annual Total Returns, 5 Years [Percent]	10.26%
Average Annual Total Returns, 10 Years [Percent]	7.61%
Premier Solutions Standard (Series II) | ArtisanMidCapValueFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Artisan Mid Cap Value Fund - Investor Class
Portfolio Company Adviser [Text Block]	Artisan Partners Limited Partnership
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	1.22%
Average Annual Total Returns, 1 Year [Percent]	18.15%
Average Annual Total Returns, 5 Years [Percent]	11.03%
Average Annual Total Returns, 10 Years [Percent]	6.27%
Premier Solutions Standard (Series II) | BaronSmallCapFundRetailSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	Baron Small Cap Fund - Retail Shares
Portfolio Company Adviser [Text Block]	BAMCO Inc
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	1.31%
Average Annual Total Returns, 1 Year [Percent]	26.88%
Average Annual Total Returns, 5 Years [Percent]	13.73%
Average Annual Total Returns, 10 Years [Percent]	9.03%
Premier Solutions Standard (Series II) | BlackRockLifePathDynamic2030FundInstitutionalSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2030
Portfolio Company Name [Text Block]	BlackRock LifePath®Dynamic 2030 Fund - Institutional Shares*
Portfolio Company Adviser [Text Block]	BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock International Limited; BlackRock (Singapore) Limited
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	15.38%
Average Annual Total Returns, 5 Years [Percent]	8.35%
Average Annual Total Returns, 10 Years [Percent]	6.27%
Premier Solutions Standard (Series II) | BlackRockLifePathDynamic2040FundInstitutionalSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2040
Portfolio Company Name [Text Block]	BlackRock LifePath®Dynamic 2040 Fund - Institutional Shares*
Portfolio Company Adviser [Text Block]	BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock International Limited; BlackRock (Singapore) Limited
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	19.23%
Average Annual Total Returns, 5 Years [Percent]	10.45%
Average Annual Total Returns, 10 Years [Percent]	7.47%
Premier Solutions Standard (Series II) | BlackRockLifePathDynamic2050FundInstitutionalSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2050
Portfolio Company Name [Text Block]	BlackRock LifePath®Dynamic 2050 Fund - Institutional Shares*
Portfolio Company Adviser [Text Block]	BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock International Limited; BlackRock (Singapore) Limited
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	22.02%
Average Annual Total Returns, 5 Years [Percent]	11.21%
Average Annual Total Returns, 10 Years [Percent]	7.90%
Premier Solutions Standard (Series II) | BlackRockLifePathDynamicRetirementFundInstitutionalSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date Retirement
Portfolio Company Name [Text Block]	BlackRock LifePath®Dynamic Retirement Fund - Institutional Shares*
Portfolio Company Adviser [Text Block]	BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock International Limited; BlackRock (Singapore) Limited
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	12.27%
Average Annual Total Returns, 5 Years [Percent]	6.15%
Average Annual Total Returns, 10 Years [Percent]	4.70%
Premier Solutions Standard (Series II) | NeubergerBermanSustainableEquityFundTrustClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Neuberger Berman Sustainable Equity Fund - Trust Class
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers LLC
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	26.54%
Average Annual Total Returns, 5 Years [Percent]	13.66%
Average Annual Total Returns, 10 Years [Percent]	9.79%
Premier Solutions Standard (Series II) | AmericanCenturySmallCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	American Century Small Cap Value Fund - Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	1.34%
Average Annual Total Returns, 1 Year [Percent]	15.93%
Average Annual Total Returns, 5 Years [Percent]	14.24%
Average Annual Total Returns, 10 Years [Percent]	8.46%
Premier Solutions Standard (Series II) | ArielAppreciationFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Ariel Appreciation Fund - Investor Class
Portfolio Company Adviser [Text Block]	Ariel Investments, LLC
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	10.62%
Average Annual Total Returns, 5 Years [Percent]	10.28%
Average Annual Total Returns, 10 Years [Percent]	6.32%
Premier Solutions Standard (Series II) | ArielFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Ariel Fund - Investor Class
Portfolio Company Adviser [Text Block]	Ariel Investments, LLC
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	15.81%
Average Annual Total Returns, 5 Years [Percent]	10.95%
Average Annual Total Returns, 10 Years [Percent]	7.54%
Premier Solutions Standard (Series II) | ClearBridgeSmallCapGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	ClearBridge Small Cap Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Franklin Templeton Fund Adviser, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	8.63%
Average Annual Total Returns, 5 Years [Percent]	9.22%
Average Annual Total Returns, 10 Years [Percent]	7.72%
Premier Solutions Standard (Series II) | CRMMidCapValueFundInvestorSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	CRM Mid Cap Value Fund - Investor Shares
Portfolio Company Adviser [Text Block]	Cramer Rosenthal McGlynn LLC
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	6.39%
Average Annual Total Returns, 5 Years [Percent]	11.38%
Average Annual Total Returns, 10 Years [Percent]	8.53%
Premier Solutions Standard (Series II) | HartfordDisciplinedEquityHLSFundClassIAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Hartford Disciplined Equity HLS Fund - Class IA (Closed to Contracts issued on or about 6/13/2008)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	21.24%
Average Annual Total Returns, 5 Years [Percent]	14.32%
Average Annual Total Returns, 10 Years [Percent]	11.84%
Premier Solutions Standard (Series II) | HartfordInternationalOpportunitiesHLSFundClassIAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Hartford International Opportunities HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	11.72%
Average Annual Total Returns, 5 Years [Percent]	8.47%
Average Annual Total Returns, 10 Years [Percent]	4.24%
Premier Solutions Standard (Series II) | HartfordSmallCapGrowthHLSFundClassIAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	Hartford Small Cap Growth HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	18.42%
Average Annual Total Returns, 5 Years [Percent]	9.78%
Average Annual Total Returns, 10 Years [Percent]	7.17%
Premier Solutions Standard (Series II) | HotchkisandWileyLargeCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Hotchkis and Wiley Large Cap Value Fund - Class A
Portfolio Company Adviser [Text Block]	Hotchkis & Wiley Capital Management LLC
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	16.55%
Average Annual Total Returns, 5 Years [Percent]	12.64%
Average Annual Total Returns, 10 Years [Percent]	8.62%
Premier Solutions Standard (Series II) | InvescoDevelopingMarketsFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Diversified Emerging Mkts
Portfolio Company Name [Text Block]	Invesco Developing Markets Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	1.26%
Average Annual Total Returns, 1 Year [Percent]	11.17%
Average Annual Total Returns, 5 Years [Percent]	2.26%
Average Annual Total Returns, 10 Years [Percent]	1.48%
Premier Solutions Standard (Series II) | KeeleySmallCapDividendValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Keeley Small Cap Dividend Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Keeley-Teton Advisors, LLC
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	1.29%
Average Annual Total Returns, 1 Year [Percent]	9.96%
Average Annual Total Returns, 5 Years [Percent]	10.37%
Average Annual Total Returns, 10 Years [Percent]	6.19%
Premier Solutions Standard (Series II) | LordAbbettValueOpportunitiesFundClassPMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Lord Abbett Value Opportunities Fund - Class P
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	1.36%
Average Annual Total Returns, 1 Year [Percent]	15.73%
Average Annual Total Returns, 5 Years [Percent]	10.45%
Average Annual Total Returns, 10 Years [Percent]	6.85%
Premier Solutions Standard (Series II) | MFSInternationalNewDiscoveryFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Small/Mid Growth
Portfolio Company Name [Text Block]	MFS® International New Discovery Fund - Class A* (Closed to Contracts issued on or about 9/1/2016)
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	1.31%
Average Annual Total Returns, 1 Year [Percent]	12.78%
Average Annual Total Returns, 5 Years [Percent]	5.19%
Average Annual Total Returns, 10 Years [Percent]	4.22%
Premier Solutions Standard (Series II) | NexPointMergerArbitrageFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Event Driven
Portfolio Company Name [Text Block]	NexPoint Merger Arbitrage Fund - Class A* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	NexPoint Asset Management, L.P.
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	2.25%
Average Annual Total Returns, 1 Year [Percent]	3.74%
Average Annual Total Returns, 5 Years [Percent]	5.25%
Average Annual Total Returns, 10 Years [Percent]	5.45%
Premier Solutions Standard (Series II) | RoyceSmallerCompaniesGrowthFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	Royce Smaller-Companies Growth Fund - Service Class*
Portfolio Company Adviser [Text Block]	Royce & Associates, LP
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	1.49%
Average Annual Total Returns, 1 Year [Percent]	16.97%
Average Annual Total Returns, 5 Years [Percent]	9.49%
Average Annual Total Returns, 10 Years [Percent]	6.38%
Premier Solutions Standard (Series II) | SSGASandP500IndexFundClassNMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	SSgA S&P 500 Index Fund - Class N*
Portfolio Company Adviser [Text Block]	SSGA Funds Management Inc
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	0.16%
Average Annual Total Returns, 1 Year [Percent]	26.15%
Average Annual Total Returns, 5 Years [Percent]	15.59%
Average Annual Total Returns, 10 Years [Percent]	11.90%
Premier Solutions Standard (Series II) | ParticipantLoanMember
Prospectus:
Name of Benefit [Text Block]	Participant Loan
Purpose of Benefit [Text Block]	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.
Standard Benefit [Flag]	true
Standard Benefit Expense, Maximum [Dollars]	$ 50.00
Brief Restrictions / Limitations [Text Block]	•Must be permitted by the Code and the terms of the Plan.BenefitPurposeWhether Benefit Is Standard or OptionalMaximum FeeRestrictions/Limitations
Name of Benefit [Text Block]	Participant Loan
Operation of Benefit [Text Block]	Participant Loans During the Accumulation Period, a Participant under a Tax-sheltered Annuity plan may request a loan from his or her Participant Account, if permitted by the Plan. Loans from a Participant’s Account may not be available in all states or may be subject to restrictions. When you initiate a loan from your Participant Account, We deduct a loan set-up fee of $50. In addition, while your loan is outstanding, We deduct a $50 annual loan administration fee from your Participant Account on a quarterly basis. We deduct 25 percent of the annual fee on the last Valuation Day of each quarter, or from the proceeds of a full Surrender of your Participant Account. When you take a loan from your Participant Account, for record-keeping purposes, an amount equal to your loan, plus interest, is placed into a loan account. When you make loan repayments, the amount of the loan account decreases until your loan account is re-paid in full. You must pay back your loan according to the payment schedule set by the terms of your loan agreement. The loan agreement describes the terms, conditions, and any fees or charges of your loan. Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Account. The longer a loan is outstanding, the greater the impact on the Participant’s Account is likely to be. Also, if not repaid, the outstanding loan balance will reduce the death benefit otherwise payable to the Beneficiary.
Premier Solutions Standard (Series II) | SystemicWithdrawalOptionMember
Prospectus:
Name of Benefit [Text Block]	Systemic Withdrawal Option
Purpose of Benefit [Text Block]	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Limited to Participants who have terminated their employment with the Employer;•Duration of payments may not extend beyond the Participant’s life expectancy;•A Participant may not elect the Systemic Withdrawal Option if there is an outstanding Loan.
Name of Benefit [Text Block]	Systemic Withdrawal Option
Premier Solutions Standard (Series II) | Standard Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Death Benefit
Purpose of Benefit [Text Block]	If the participant dies during the Accumulation Period, then the type of death benefit paid depends on whether the participant died (a) before age 65, or (b) on or after age 65. If the participant died before age 65, a Minimum Death Benefit is payable to the Beneficiary, which is generally the greater of the greater of (a) the value of the Participant Account and (b) 100% of the Contributions to the Participant Account less prior Surrenders and outstanding Participant loans.If the participant dies on or after age 65, then the Contract pays a death benefit equal to the Participant Account Value, less any outstanding charges and loan balances.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	1.25%
Brief Restrictions / Limitations [Text Block]	•For Minimum Death Benefit, value of Participant account measured on date that all completed paperwork received for all states except IL. In IL, measured on date Due Proof of Death is received.•The deduction of advisory fees will reduce your death benefit.
Name of Benefit [Text Block]	Death Benefit
Operation of Benefit [Text Block]	Death Benefits Determination of the Beneficiary: The Beneficiary is the person or persons designated to receive payment of the death benefit upon the death of the Participant. If no designated Beneficiary remains living at the death of the Participant, the Participant’s estate is the Beneficiary. Death before the Annuity Commencement Date: • Death prior to age 65: If the Participant dies before the Annuity Commencement Date or the Participant’s attainment of age 65 (whichever comes first) the Minimum Death Benefit is payable to the Beneficiary. The Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. For Contracts purchased in Illinois, the Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. To the extent you have Related Contracts under your plan, we may take into consideration corresponding Participant Account values, Contributions, Surrenders, or loan indebtedness in calculating the Minimum Death Benefit. The value of a Participant’s Account on any Valuation Day before the Annuity Commencement Date will be reduced by any applicable Premium Taxes not already deducted. • Death on or after age 65: If the Participant dies before the Annuity Commencement Date but on or after the Participant’s 65th birthday, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices. For Contracts purchased in Illinois, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death at our Administrative Offices. Calculation of the death benefit: Except for Contracts purchased in Illinois, if the Participant dies before the Annuity Commencement Date, the death benefit will be calculated as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction. The death benefit remains invested in the Separate Account and/or General Account option according to your last instructions until the proceeds are paid or we receive new settlement instructions from the Beneficiary. During the time period between our receipt of Due Proof of Death and our receipt of the completed settlement instructions, the calculated death benefit will be subject to market fluctuations. Upon receipt of complete settlement instructions, we will calculate the payable amount. If the proceeds are taken in a single sum, payment will normally be made within seven days of our receipt of completed settlement instructions. You may apply the death benefit payment to any one of the Annuity payout options (See “Annuity Payout Options”) instead of receiving the death benefit payment in a single sum. An election to receive payment of death benefits under an Annuity payout option must be made before a lump sum settlement and within one year after the death by written notice to us at our Administrative Offices. Proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payouts will become operative unless the initial Annuity payout is at least $20 on either a variable or fixed basis, or $20 on each basis when a combination benefit is elected. The manner in which the Annuity payouts are determined and in which they may vary from month to month are the same as applicable to a Participant’s Account after retirement (See “Contract Value”). Death on or after the Annuity Commencement Date: If the Annuitant dies on or after the Annuity Commencement Date, there may be no payout at death unless the Annuitant has elected an Annuity payout option that permits the Beneficiary to elect to continue Annuity payouts or to receive the computed value.
Premier Solutions Standard (Series II) | Percent125Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	$ 8,321
Surrender Expense, 3 Years, Maximum [Dollars]	14,234
Surrender Expense, 5 Years, Maximum [Dollars]	20,236
Surrender Expense, 10 Years, Maximum [Dollars]	39,762
Annuitized Expense, 1 Year, Maximum [Dollars]	3,761
Annuitized Expense, 3 Years, Maximum [Dollars]	11,422
Annuitized Expense, 5 Years, Maximum [Dollars]	19,273
Annuitized Expense, 10 Years, Maximum [Dollars]	39,762
No Surrender Expense, 1 Year, Maximum [Dollars]	3,761
No Surrender Expense, 3 Years, Maximum [Dollars]	11,422
No Surrender Expense, 5 Years, Maximum [Dollars]	19,273
No Surrender Expense, 10 Years, Maximum [Dollars]	39,762
Premier Solutions Standard (Series II) | Percent105Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	8,127
Surrender Expense, 3 Years, Maximum [Dollars]	13,652
Surrender Expense, 5 Years, Maximum [Dollars]	19,271
Surrender Expense, 10 Years, Maximum [Dollars]	37,944
Annuitized Expense, 1 Year, Maximum [Dollars]	3,556
Annuitized Expense, 3 Years, Maximum [Dollars]	10,821
Annuitized Expense, 5 Years, Maximum [Dollars]	18,297
Annuitized Expense, 10 Years, Maximum [Dollars]	37,944
No Surrender Expense, 1 Year, Maximum [Dollars]	3,556
No Surrender Expense, 3 Years, Maximum [Dollars]	10,821
No Surrender Expense, 5 Years, Maximum [Dollars]	18,297
No Surrender Expense, 10 Years, Maximum [Dollars]	37,944
Premier Solutions Standard (Series II) | Percent085Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	7,932
Surrender Expense, 3 Years, Maximum [Dollars]	13,068
Surrender Expense, 5 Years, Maximum [Dollars]	18,297
Surrender Expense, 10 Years, Maximum [Dollars]	36,088
Annuitized Expense, 1 Year, Maximum [Dollars]	3,351
Annuitized Expense, 3 Years, Maximum [Dollars]	10,218
Annuitized Expense, 5 Years, Maximum [Dollars]	17,312
Annuitized Expense, 10 Years, Maximum [Dollars]	36,088
No Surrender Expense, 1 Year, Maximum [Dollars]	3,351
No Surrender Expense, 3 Years, Maximum [Dollars]	10,218
No Surrender Expense, 5 Years, Maximum [Dollars]	17,312
No Surrender Expense, 10 Years, Maximum [Dollars]	36,088
Premier Solutions Standard (Series II) | Percent075Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	7,835
Surrender Expense, 3 Years, Maximum [Dollars]	12,775
Surrender Expense, 5 Years, Maximum [Dollars]	17,807
Surrender Expense, 10 Years, Maximum [Dollars]	35,146
Annuitized Expense, 1 Year, Maximum [Dollars]	3,249
Annuitized Expense, 3 Years, Maximum [Dollars]	9,916
Annuitized Expense, 5 Years, Maximum [Dollars]	16,816
Annuitized Expense, 10 Years, Maximum [Dollars]	35,146
No Surrender Expense, 1 Year, Maximum [Dollars]	3,249
No Surrender Expense, 3 Years, Maximum [Dollars]	9,916
No Surrender Expense, 5 Years, Maximum [Dollars]	16,816
No Surrender Expense, 10 Years, Maximum [Dollars]	35,146
Premier Solutions Standard (Series II) | Percent065Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	7,737
Surrender Expense, 3 Years, Maximum [Dollars]	12,482
Surrender Expense, 5 Years, Maximum [Dollars]	17,315
Surrender Expense, 10 Years, Maximum [Dollars]	34,195
Annuitized Expense, 1 Year, Maximum [Dollars]	3,146
Annuitized Expense, 3 Years, Maximum [Dollars]	9,612
Annuitized Expense, 5 Years, Maximum [Dollars]	16,319
Annuitized Expense, 10 Years, Maximum [Dollars]	34,195
No Surrender Expense, 1 Year, Maximum [Dollars]	3,146
No Surrender Expense, 3 Years, Maximum [Dollars]	9,612
No Surrender Expense, 5 Years, Maximum [Dollars]	16,319
No Surrender Expense, 10 Years, Maximum [Dollars]	34,195
Premier Solutions Standard (Series II) | Percent050Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	7,591
Surrender Expense, 3 Years, Maximum [Dollars]	12,040
Surrender Expense, 5 Years, Maximum [Dollars]	16,568
Surrender Expense, 10 Years, Maximum [Dollars]	32,750
Annuitized Expense, 1 Year, Maximum [Dollars]	2,992
Annuitized Expense, 3 Years, Maximum [Dollars]	9,156
Annuitized Expense, 5 Years, Maximum [Dollars]	15,568
Annuitized Expense, 10 Years, Maximum [Dollars]	32,750
No Surrender Expense, 1 Year, Maximum [Dollars]	2,992
No Surrender Expense, 3 Years, Maximum [Dollars]	9,156
No Surrender Expense, 5 Years, Maximum [Dollars]	15,568
No Surrender Expense, 10 Years, Maximum [Dollars]	32,750
Premier Solutions Standard (Series II) | Percent035Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	7,445
Surrender Expense, 3 Years, Maximum [Dollars]	11,597
Surrender Expense, 5 Years, Maximum [Dollars]	15,813
Surrender Expense, 10 Years, Maximum [Dollars]	31,283
Annuitized Expense, 1 Year, Maximum [Dollars]	2,839
Annuitized Expense, 3 Years, Maximum [Dollars]	8,699
Annuitized Expense, 5 Years, Maximum [Dollars]	14,813
Annuitized Expense, 10 Years, Maximum [Dollars]	31,283
No Surrender Expense, 1 Year, Maximum [Dollars]	2,839
No Surrender Expense, 3 Years, Maximum [Dollars]	8,699
No Surrender Expense, 5 Years, Maximum [Dollars]	14,813
No Surrender Expense, 10 Years, Maximum [Dollars]	31,283
Premier Solutions Standard (Series II) | Percent015Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	7,250
Surrender Expense, 3 Years, Maximum [Dollars]	11,004
Surrender Expense, 5 Years, Maximum [Dollars]	14,798
Surrender Expense, 10 Years, Maximum [Dollars]	29,292
Annuitized Expense, 1 Year, Maximum [Dollars]	2,634
Annuitized Expense, 3 Years, Maximum [Dollars]	8,087
Annuitized Expense, 5 Years, Maximum [Dollars]	13,799
Annuitized Expense, 10 Years, Maximum [Dollars]	29,292
No Surrender Expense, 1 Year, Maximum [Dollars]	2,634
No Surrender Expense, 3 Years, Maximum [Dollars]	8,087
No Surrender Expense, 5 Years, Maximum [Dollars]	13,799
No Surrender Expense, 10 Years, Maximum [Dollars]	29,292
Premier Solutions Standard (Series II) | Percent000Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	7,104
Surrender Expense, 3 Years, Maximum [Dollars]	10,558
Surrender Expense, 5 Years, Maximum [Dollars]	14,032
Surrender Expense, 10 Years, Maximum [Dollars]	27,773
Annuitized Expense, 1 Year, Maximum [Dollars]	2,480
Annuitized Expense, 3 Years, Maximum [Dollars]	7,626
Annuitized Expense, 5 Years, Maximum [Dollars]	13,032
Annuitized Expense, 10 Years, Maximum [Dollars]	27,773
No Surrender Expense, 1 Year, Maximum [Dollars]	2,480
No Surrender Expense, 3 Years, Maximum [Dollars]	7,626
No Surrender Expense, 5 Years, Maximum [Dollars]	13,032
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 27,773
Premier Solutions Standard
Prospectus:
Fees and Expenses [Text Block]
FEES AND EXPENSES	LOCATION IN PROSPECTUS
Charges for Early Withdrawals
You do not pay a sales charge at the time you make a Contribution to your
Participant Account. But you may pay a Contingent Deferred Sales Charge
(“CDSC”) if you fully or partially surrender your Participant Account Value during the first five Contract Years. No CDSC applies in the sixth Contract
Year or later.

For example, if you made a withdrawal of $100,000.00 (a partial surrender)
from your Participant Account Value during your first Contract Year, you would pay a maximum CDSC of $5,000.00.
Contract Charges: Contingent Deferred Sales Charge
Transaction Charges
In addition to the Contingent Deferred Surrender Charge, you may be
charged for other transactions. These may include fees to set up and administer a Loan from your Participant Account Value, charges for Premium
Taxes that are imposed by a State or other government entity, or a Transfer
Fee for transfers among the Sub-Accounts that exceed twelve transfers in a
Contract Year.
Contract Charges: Loan Fees; Premium Taxes; and Transfer Fees
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year.
Please refer to your Contract specifications page for information about the specific fees you will pay each year.

The fees and expenses don’t reflect advisory fees that are paid to investment advisors from the Participant Account. If such charges were reflected, such fees and expenses would be higher.
				Fee Table: Participant Transaction Expenses; Annual Contract Expenses; Annual Underlying Funds Operating Expenses
	Annual Fee	Minimum	Maximum
	Base Contract[1]	0%	1.30%
	Investment options (Fund fees and expenses)[2]	0.14%	2.08%
	1 As a percentage of Total Value of Participant Accounts under the Contract. [2] As a percentage of Underlying Fund assets.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

Lowest Annual Cost: $1,277	Highest Annual Cost: $2,834
Assumes: Investment of $100,000 •5% annual appreciation •Least expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals	Assumes: Investment of $100,000 •5% annual appreciation •Most expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or
Other Plan or Participant Charges	Any plan-specific fees.	Fee Table: Participant Transaction Expenses

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals
You do not pay a sales charge at the time you make a Contribution to your
Participant Account. But you may pay a Contingent Deferred Sales Charge
(“CDSC”) if you fully or partially surrender your Participant Account Value during the first five Contract Years. No CDSC applies in the sixth Contract
Year or later.

For example, if you made a withdrawal of $100,000.00 (a partial surrender)
from your Participant Account Value during your first Contract Year, you would pay a maximum CDSC of $5,000.00.
Contract Charges: Contingent Deferred Sales Charge

Surrender Charge Phaseout Period, Years | yr	5
Surrender Charge Example Maximum [Dollars]	$ 5,000.00
Transaction Charges [Text Block]
Transaction Charges
In addition to the Contingent Deferred Surrender Charge, you may be
charged for other transactions. These may include fees to set up and administer a Loan from your Participant Account Value, charges for Premium
Taxes that are imposed by a State or other government entity, or a Transfer
Fee for transfers among the Sub-Accounts that exceed twelve transfers in a
Contract Year.
Contract Charges: Loan Fees; Premium Taxes; and Transfer Fees

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year.
Please refer to your Contract specifications page for information about the specific fees you will pay each year.

The fees and expenses don’t reflect advisory fees that are paid to investment advisors from the Participant Account. If such charges were reflected, such fees and expenses would be higher.
				Fee Table: Participant Transaction Expenses; Annual Contract Expenses; Annual Underlying Funds Operating Expenses
	Annual Fee	Minimum	Maximum
	Base Contract[1]	0%	1.30%
	Investment options (Fund fees and expenses)[2]	0.14%	2.08%
	1 As a percentage of Total Value of Participant Accounts under the Contract. [2] As a percentage of Underlying Fund assets.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

Lowest Annual Cost: $1,277	Highest Annual Cost: $2,834
Assumes: Investment of $100,000 •5% annual appreciation •Least expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals	Assumes: Investment of $100,000 •5% annual appreciation •Most expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or
Other Plan or Participant Charges	Any plan-specific fees.	Fee Table: Participant Transaction Expenses

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	0.00%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.30%
Base Contract (N-4) Footnotes [Text Block]	1 As a percentage of Total Value of Participant Accounts under the Contract.
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.14%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	2.08%
Investment Options Footnotes [Text Block]	2 As a percentage of Underlying Fund assets.
Lowest and Highest Annual Cost [Table Text Block]
Lowest Annual Cost: $1,277	Highest Annual Cost: $2,834
Assumes: Investment of $100,000 •5% annual appreciation •Least expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals	Assumes: Investment of $100,000 •5% annual appreciation •Most expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or
Other Plan or Participant Charges	Any plan-specific fees.	Fee Table: Participant Transaction Expenses

Lowest Annual Cost [Dollars]	$ 1,277
Highest Annual Cost [Dollars]	$ 2,834
Risks [Table Text Block]
RISKS		LOCATION IN PROSPECTUS
Risk of Loss	You can lose money by investing in this Contract, including loss of principal and prior credited earnings.	Principal Risks
Not a Short Term Investment
The Contract is designed as a long-term accumulation Investment for retirement savings. It is not designed for short term investment and is not appropriate for an investor who needs ready access to cash.
Principal Risks
Risks Associated with Investment Options
•An investment in this Contract is subject to the risk of poor investment performance of the Underlying Funds available under the Contract.
•Each Underlying Fund has its own unique risks.
•You should review the prospectus for each Underlying Fund before making an investment decision.
Principal Risks
Insurance Company Risks
Any obligations, guarantees, and benefits of the Contract are subject to the claims- paying ability of the Talcott Resolution. If Talcott Resolution experiences financial distress, it may not be able to meet its obligations to you.
More information about Talcott Resolution, including its financial strength ratings, is available upon request. You may make such request by calling 844-
804-8989 or visiting https://www.talcottresolution.com
Principal Risks

Investment Restrictions [Text Block]	Talcott may add or remove an Underlying Fund as an investment option under the Contract or to limit its availability to new Contributions or Transfers of Participant Account Value
Optional Benefit Restrictions [Text Block]	Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-account will apply only to amounts remaining in the Sub-accounts. A loan that is not repaid will also reduce the death benefit.If the Participant elects to pay third-party advisory fees out of the Contract, they may be subject to federal and state taxes, and a 10% federal tax penalty may apply if the Participant is under age 59 1∕2.
Tax Implications [Text Block]	•You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.•Because you purchase the Contract through a qualified retirement plan, it does not provide any additional tax benefit.•Earnings on your Contract are generally taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59 1∕2.
Investment Professional Compensation [Text Block]	Your registered representative may receive compensation in the form of commissions for selling this Contract to you. Such compensation may influence your registered representative to recommend this Contract over another investment.
Exchanges [Text Block]	Because this Contract is no longer available for sale, it should not be offered to you in exchange for another annuity contract that you own. But you should be aware, in general, that some investment professionals have a financial incentive
Item 4. Fee Table [Text Block]	Fee Table The following tables describe the fees and expenses that you, as a Participant, will pay when opening, holding and surrendering amounts from your Participant Account. Please contact your Plan Administrator for information about the specific fees you will pay each year under the Contract. Please note that there may be additional extra-contractual fees and charges that are not reflected in the Fee Tables, such as custodial or advisory fees that are plan and/or Participant specific, and if such costs were reflected, the cost would be higher. Depending on the type of charge, these may reduce your Participant Account Value and/or could have tax consequences. See the Section “Plan Related Expenses” under “Contract Charges” later in this Prospectus. The Contract may be available to third-party intermediaries who may charge you a fee for their services in addition to Contract fees and expenses. If you wish to pay these fees from your Covered Account Value, then the deduction will reduce the death benefit and may be subject to state and federal income taxes and a 10% federal penalty tax may apply if you are under age 59 1∕2. The first table describes the fees and expenses you will pay at the time you make contributions to, withdrawals from, request a Loan from, surrender you Participant Account value, or transfer Participant Account value between Sub-Accounts. State Premium Tax may also be deducted.Participant Transaction Expenses
Sales Load on Premium Payments	None
Maximum Surrender Charge (as a % of each premium payment withdrawn)(1)	5%
Transfer Processing Fee	After the first 12 transfers in a Contract Year, we may charge $5 for each additional transfer during that Contract Year. There is no fee for the first 12 transfers during a Contract Year.
Loan Set-up Fee	$50
The next table describes the fees that you will pay each year during the time that you hold Participant Account value under the Contract (not including Underlying Fund fees and expenses). Annual Contract Expenses
	Maximum Fee	Minimum Fee
Annual Maintenance Fee(2)	$30	$0.00
Base Contract Fee (as a percentage of average daily Sub-Account value)(3)	1.25%	0.00%
Annual Loan Administration Fee(4)	$50.00	$50.00
The next item shows the minimum and maximum total operating expenses charged by the Underlying Funds as of December 31, 2023 that you may pay periodically during the time that you participate in the Contract. A complete list of the Underlying Funds available under the Contract, including their annual expenses, may be found at the back of this Prospectus in Appendix A – Underlying Funds.
Annual Underlying Funds Operating Expenses	Minimum	Maximum
Expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses	0.14%	2.08%
_____________________________________________________________________________________________ (1)We do not deduct a charge for sales expenses from premiums at the time they are paid. However, We may deduct a surrender charge when a premium is withdrawn upon a surrender or partial surrender or applied to certain annuity options during the first five years following the payment of that premium. The surrender charge is calculated as a percentage of the premium payment being withdrawn or annuitized during the applicable Premium Year. The amount of the surrender charge decreases over time, measured from the date the premium payment is credited to the Contract. The surrender charge percentages are shown below.
Premium Years Since Payment of Premium	1	2	3	4	5	6+
Charge (%)	5	4	3	2	1	0
(2)The Annual Maintenance Fee is deducted from each Participant Account on a quarterly basis. The maximum Annual Maintenance Fee is $30.00. The current Annual Maintenance Fee varies with the Average Participant Account Value under the Contract. For Average Participant Account Values between $0 and $19,999.00, the Annual Maintenance Fee is $20.00, for Average Participant Account Values between $20,000.00 and 39,000.00, the Annual Maintenance Fee is $10.00 and for Average Participant Account Values over $40,000.00, the Annual Maintenance Fee is $0.(3)The Base Contract Fee consists of the Mortality and Expense Risk and Administrative Charge, which varies with the total value of Participant Accounts under the Contract. The Mortality and Expense Risk and Administrative Charge is either deducted daily (Method 1) or quarterly (Method 2), depending on which method is selected by your Employer.(4)This fee does not include an interest charged under the terms of the loan.
Transaction Expenses [Table Text Block]	Participant Transaction Expenses
Sales Load on Premium Payments	None
Maximum Surrender Charge (as a % of each premium payment withdrawn)(1)	5%
Transfer Processing Fee	After the first 12 transfers in a Contract Year, we may charge $5 for each additional transfer during that Contract Year. There is no fee for the first 12 transfers during a Contract Year.
Loan Set-up Fee	$50

Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	5.00%
Deferred Sales Load, Footnotes [Text Block]	We do not deduct a charge for sales expenses from premiums at the time they are paid. However, We may deduct a surrender charge when a premium is withdrawn upon a surrender or partial surrender or applied to certain annuity options during the first five years following the payment of that premium. The surrender charge is calculated as a percentage of the premium payment being withdrawn or annuitized during the applicable Premium Year. The amount of the surrender charge decreases over time, measured from the date the premium payment is credited to the Contract. The surrender charge percentages are shown below.
Premium Years Since Payment of Premium	1	2	3	4	5	6+
Charge (%)	5	4	3	2	1	0

Exchange Fee, Maximum [Dollars]	$ 5
Other Transaction Fee, Maximum [Dollars]	$ 50
Annual Contract Expenses [Table Text Block]	Annual Contract Expenses
	Maximum Fee	Minimum Fee
Annual Maintenance Fee(2)	$30	$0.00
Base Contract Fee (as a percentage of average daily Sub-Account value)(3)	1.25%	0.00%
Annual Loan Administration Fee(4)	$50.00	$50.00

Administrative Expense, Maximum [Dollars]	$ 30
Administrative Expense, Minimum [Dollars]	$ 0.00
Administrative Expense, Footnotes [Text Block]	The Annual Maintenance Fee is deducted from each Participant Account on a quarterly basis. The maximum Annual Maintenance Fee is $30.00. The current Annual Maintenance Fee varies with the Average Participant Account Value under the Contract. For Average Participant Account Values between $0 and $19,999.00, the Annual Maintenance Fee is $20.00, for Average Participant Account Values between $20,000.00 and 39,000.00, the Annual Maintenance Fee is $10.00 and for Average Participant Account Values over $40,000.00, the Annual Maintenance Fee is $0.
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.25%
Base Contract Expense (of Average Account Value), Minimum [Percent]	0.00%
Base Contract Expense, Footnotes [Text Block]	The Base Contract Fee consists of the Mortality and Expense Risk and Administrative Charge, which varies with the total value of Participant Accounts under the Contract. The Mortality and Expense Risk and Administrative Charge is either deducted daily (Method 1) or quarterly (Method 2), depending on which method is selected by your Employer.
Other Annual Expense, Maximum [Dollars]	$ 50.00
Other Annual Expense, Minimum [Dollars]	$ 50.00
Other Annual Expense, Footnotes [Text Block]	This fee does not include an interest charged under the terms of the loan.
Annual Portfolio Company Expenses [Table Text Block]
Annual Underlying Funds Operating Expenses	Minimum	Maximum
Expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses	0.14%	2.08%

Portfolio Company Expenses [Text Block]	Expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses
Portfolio Company Expenses Minimum [Percent]	0.14%
Portfolio Company Expenses Maximum [Percent]	2.08%
Item 5. Principal Risks [Table Text Block]	Principal Risks of Investing in the Contract Not a Short Term Investment Vehicle. The Contract is designed for retirement savings or other long-term purposes. It is not appropriate for investors who need ready access to cash. Risks Associated with Underlying Funds. The value of your investment and any returns will depend on the performance of the Underlying Fund(s) you select. You bear the risk of any decline in your Participant Account value resulting from the Underlying Fund(s)’ performance. Company’s Claims Paying Ability. Guarantees and benefits provided by the Talcott Resolution are subject to the financial strength and claims paying ability of the company. If the Talcott experiences financial difficulty, it may not be able to make guaranteed payments that exceed the assets in the Separate Account. Deduction of Third-Party Advisory Fees. Risks relating to the deduction of advisory fees will reduce your Participant Account Value and subject to state and federal income tax, as well as a 10% federal penalty tax if the Participant is under age 59 1/2. Limitations on Surrenders and Withdrawals. During the first five Contract Years we will deduct a Contingent Deferred Surrender Charge if you surrender or take a withdrawal from the Contract. You should purchase the Contract only if you have the ability to keep it in force for a substantial period of time. Contract Suspension. The Contract may be suspended where new Contributions and new Participant Accounts may be prohibited. Tax Consequences. Withdrawals are generally taxable as ordinary income. Withdrawals before age 59 1∕2 may be subject to a tax penalty. Cyber Security and Business Continuity Risk. Our business is highly dependent upon the effective operation of our computer systems and those of our business partners and service providers. Our business is therefore vulnerable to disruptions from utility outages and susceptible to operational and information security risks resulting from system failures and cybersecurity incidents. These risks include, among other things, the theft, misuse, corruption and destruction of electronic data, interference with or denial of service, attacks on systems or websites and other operational disruptions that could severely impede our ability to conduct our business and administer the Contract. Financial services companies and their third-party service providers are increasingly the targets of cyber-attacks involving the encryption of data (e.g., ransomware), disruptions in communications (e.g., denial of service), or unauthorized access to or release of personal or confidential information. In 2023, we were notified of a data security incident involving the MOVEit file transfer system used by numerous financial services companies. A third-party vendor uses that software on our behalf to, among other things, identify the deaths of insured persons and annuitants under life insurance policies and annuity contracts. We notified affected customers as required by law, and we continue to assess and investigate the overall impact of the incident. The techniques used to attack systems and networks change frequently, are becoming more sophisticated, and can originate from a wide variety of sources. The use of remote or flexible work arrangements, remote access tools, and mobile technology has expanded potential targets for cyber-attack. System failures and cybersecurity incidents may adversely affect you and/or your Contract. For instance, a cyber-attack may interfere with our ability to process Contract transactions or calculate Contract values, including Accumulation Unit values, or could result in the release of confidential customer information. Such events could also adversely affect us, as they may result in regulatory fines, financial losses and reputational damage. Cybersecurity incidents may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. Although we take efforts to protect our systems from cybersecurity incidents, there can be no assurance that we or our service providers or the underlying funds will be able to avoid cybersecurity incidents affecting Contract owners in the future. It is possible that a cybersecurity incident could persist for an extended period of time without detection. We are also exposed to risks related to natural and man-made disasters, and other severe events, such as storms, public health crises, terrorist acts, and military actions, any of which could adversely affect our business operations. While we have a business continuity plan and have taken precautions, we cannot assure you that severe events will not result in interruptions to our business operations, particularly if such events affect our computer systems or result in a significant number of our employees becoming unavailable. Interruptions to our business operations may impair our ability to effectively administer the Contract, including our ability to process orders and calculate Contract values. Additionally, our third-party service providers and other third-parties related to our business (such as financial intermediaries or underlying funds) are subject to similar risks. Successful implementation and execution of their business continuity policies and procedures are largely beyond our control. Disruptions to their business operations may impair our own business operations.Cybersecurity incidents may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. Although we take efforts to protect our systems from cybersecurity incidents, there can be no assurance that we or our service providers or the underlying funds will be able to avoid cybersecurity incidents affecting Contract owners in the future. It is possible that a cybersecurity incident could persist for an extended period of time without detection. We are also exposed to risks related to natural and man-made disasters, and other severe events, such as storms, public health crises, terrorist acts, and military actions, any of which could adversely affect our business operations. While we have a business continuity plan and have taken precautions, we cannot assure you that severe events will not result in interruptions to our business operations, particularly if such events affect our computer systems or result in a significant number of our employees becoming unavailable. Interruptions to our business operations may impair our ability to effectively administer the Contract, including our ability to process orders and calculate Contract values. Additionally, our third-party service providers and other third-parties related to our business (such as financial intermediaries or underlying funds) are subject to similar risks. Successful implementation and execution of their business continuity policies and procedures are largely beyond our control. Disruptions to their business operations may impair our own business operations.
Item 10. Benefits Available (N-4) [Text Block]	The above figures are simply to illustrate the calculation of a Variable Annuity and have no bearing on the actual historical record of any Separate Account.Benefits Available Under the Contract The following table summarizes information about the benefits under the Contract.
Benefit	Purpose	Whether Benefit Is Standard or Optional	Maximum Fee	Restrictions/ Limitations
Death Benefit
If the participant dies during
the Accumulation Period,
then the type of death benefit
paid depends on whether the
participant died (a) before
age 65, or (b) on or after
age 65. If the participant died
before age 65, a Minimum
Death Benefit is payable to
the Beneficiary, which is
generally the greater of the
greater of (a) the value of the
Participant Account and
(b) 100% of the
Contributions to the
Participant Account less prior
Surrenders and outstanding
Participant loans.
If the participant dies on or
after age 65, then the
Contract pays a death benefit
equal to the Participant
Account Value, less any
outstanding charges and loan
balances.
Standard
1.25% (Either
deducted via
Method 1 (daily
deduction as a
percentage of net
asset value of
each fund) or
Method 2
(quarterly
deduction as a
percentage of the
average daily
assets of Sub-
Accounts during
calendar quarter),
depending on
which method is
selected by your
Employer)

•For
Minimum
Death
Benefit,
value of
Participant
account
measured on
date that all
completed
paperwork
received for
all states
except IL. In
IL, measured
on date Due
Proof of
Death is
received.
•The
deduction of
advisory fees
will reduce
your death
benefit.

Participant Loan	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	Loan set-up fee of $50.00 and annual loan administration fee of $50.00.	•Must be permitted by the Code and the terms of the Plan.
Benefit	Purpose	Whether Benefit Is Standard or Optional	Maximum Fee	Restrictions/ Limitations
Systemic Withdrawal Option	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	None
•Limited to
Participants
who have
terminated
their
employment
with the
Employer;
•Duration of
payments
may not
extend
beyond the
Participant’s
life
expectancy;
•A Participant
may not
elect the
Systemic
Withdrawal
Option if
there is an
outstanding
Loan.

Benefits Available [Table Text Block]
Benefit	Purpose	Whether Benefit Is Standard or Optional	Maximum Fee	Restrictions/ Limitations
Death Benefit
If the participant dies during
the Accumulation Period,
then the type of death benefit
paid depends on whether the
participant died (a) before
age 65, or (b) on or after
age 65. If the participant died
before age 65, a Minimum
Death Benefit is payable to
the Beneficiary, which is
generally the greater of the
greater of (a) the value of the
Participant Account and
(b) 100% of the
Contributions to the
Participant Account less prior
Surrenders and outstanding
Participant loans.
If the participant dies on or
after age 65, then the
Contract pays a death benefit
equal to the Participant
Account Value, less any
outstanding charges and loan
balances.
Standard
1.25% (Either
deducted via
Method 1 (daily
deduction as a
percentage of net
asset value of
each fund) or
Method 2
(quarterly
deduction as a
percentage of the
average daily
assets of Sub-
Accounts during
calendar quarter),
depending on
which method is
selected by your
Employer)

•For
Minimum
Death
Benefit,
value of
Participant
account
measured on
date that all
completed
paperwork
received for
all states
except IL. In
IL, measured
on date Due
Proof of
Death is
received.
•The
deduction of
advisory fees
will reduce
your death
benefit.

Participant Loan	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	Loan set-up fee of $50.00 and annual loan administration fee of $50.00.	•Must be permitted by the Code and the terms of the Plan.
Benefit	Purpose	Whether Benefit Is Standard or Optional	Maximum Fee	Restrictions/ Limitations
Systemic Withdrawal Option	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	None
•Limited to
Participants
who have
terminated
their
employment
with the
Employer;
•Duration of
payments
may not
extend
beyond the
Participant’s
life
expectancy;
•A Participant
may not
elect the
Systemic
Withdrawal
Option if
there is an
outstanding
Loan.

Name of Benefit [Text Block]	Benefit
Purpose of Benefit [Text Block]	Purpose
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	Restrictions/Limitations
Name of Benefit [Text Block]	Benefit
Item 17. Portfolio Companies (N-4) [Text Block]	Appendix A – Underlying Funds The following is a list of the Underlying Funds currently available under the Contract. In the event more than one Underlying Funds were offered under the Contract, the Underlying Funds available to you may vary by Employer. In such an event, you should refer to your retirement plan documents for a list of Underlying Funds available to you. More information about the Underlying Fund is available in the prospectuses for the Fund, which may be amended from time to time and can be found online at https://plan.empower-retirement.com/plancloudws/fundprospectus. You can also request this information at no cost by calling (844) 804-8989 or sending an email request to participantservices@empower.com. The current expenses and performance information below reflect fees and expenses of the Underlying Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. The past performance of a Fund is not necessarily an indication of future performance.
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Bond- USD Hedged	AB Global Bond Fund - Class A Adviser: AllianceBernstein L.P. Subadviser:	0.80%	6.83%	0.88%	1.98%
US Fund High Yield Bond	AB High Income Fund - Class A Adviser: AllianceBernstein L.P. Subadviser:	0.90%	14.33%	4.35%	3.69%
US Fund Large Value	American Century Equity Income Fund - Class A Adviser: American Century Investment Management Inc Subadviser:	1.18%	3.64%	7.80%	7.72%
US Fund Small Blend	American Century Small Company Fund - Class A Adviser: American Century Investment Management Inc Subadviser:	1.11%	20.99%	9.69%	5.77%
US Fund Money Market - Taxable	American Century U.S. Government Money Market Fund - Class A Adviser: American Century Investment Management Inc Subadviser:	0.71%	4.40%	1.44%	1.10%
US Fund Intermediate Government	American Century Ginnie Mae Fund - Class A Adviser: American Century Investment Management Inc Subadviser:	0.80%	4.45%	-0.18%	0.61%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Diversified Emerging Mkts	American Funds New World Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser:	1.22%	15.47%	8.21%	4.82%
US Fund Large Growth	Ave Maria Growth Fund Adviser: Schwartz Investment Counsel Inc Subadviser:	0.91%	30.29%	14.38%	11.12%
US Fund Large Blend	Ave Maria Rising Dividend Fund Adviser: Schwartz Investment Counsel Inc Subadviser:	0.91%	13.19%	12.79%	9.18%
US Fund Mid-Cap Blend	Ave Maria Value Fund Adviser: Schwartz Investment Counsel Inc Subadviser:	0.94%	3.52%	11.55%	6.23%
US Insurance Large Blend	BlackRock S&P 500 Index V.I. Fund - Class I Adviser: BlackRock Advisors LLC Subadviser:	0.14%	26.22%	15.55%	11.80%
US Fund Target-Date 2025	BlackRock LifePath® Dynamic 2025 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited; BlackRock (Singapore) Limited	0.84%	12.87%	6.79%	5.23%
US Fund Target-Date 2035	BlackRock LifePath® Dynamic 2035 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited; BlackRock (Singapore) Limited	0.84%	17.00%	9.12%	6.62%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2045	BlackRock LifePath® Dynamic 2045 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited; BlackRock (Singapore) Limited	0.84%	20.72%	10.82%	7.54%
US Fund Target-Date 2055	BlackRock LifePath® Dynamic 2055 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited; BlackRock (Singapore) Limited	0.84%	21.77%	11.13%	7.70%
US Fund Intermediate Core-Plus Bond	BNY Mellon Core Plus Fund - Class A* Adviser: BNY Mellon Investment Adviser, Inc Subadviser: Insight North America LLC	0.70%	6.77%	2.08%	2.59%
US Fund Global Large- Stock Growth	Calamos Global Equity Fund - Class A* Adviser: Calamos Advisors LLC Subadviser:	1.40%	24.28%	14.24%	8.74%
US Fund Foreign Large Growth	Calamos International Growth Fund - Class A* Adviser: Calamos Advisors LLC Subadviser:	1.20%	15.05%	9.74%	4.67%
US Fund Large Blend	ClearBridge Appreciation Fund - Class A Adviser: Franklin Templeton Fund Adviser, LLC Subadviser: ClearBridge Investments, LLC	0.93%	19.45%	13.90%	10.63%
US Fund Small Growth	ClearBridge Small Cap Growth Fund - Class A Adviser: Franklin Templeton Fund Adviser, LLC Subadviser: ClearBridge Investments, LLC	1.18%	8.63%	9.22%	7.72%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core-Plus Bond	Delaware Diversified Income Fund - Class A* Adviser: Delaware Management Company Subadviser: Macquarie Investment Management Global Limited; Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited	0.70%	6.40%	2.06%	2.06%
US Fund Long-Term Bond	Delaware Extended Duration Bond Fund - Class A* Adviser: Delaware Management Company Subadviser: Macquarie Investment Management Global Limited; Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited	0.82%	9.36%	2.22%	3.12%
US Fund Small Growth	Delaware Ivy Small Cap Growth Fund - Class Y* Adviser: Delaware Management Company Subadviser: Macquarie Investment Management Global Limited	1.14%	13.34%	7.89%	7.14%
US Fund Large Growth	Domini Impact Equity Fund® - Investor Shares Adviser: Domini Impact Investments LLC Subadviser: SSGA Funds Management Inc	1.00%	28.42%	14.76%	9.40%
US Fund Mid-Cap Blend	Eaton Vance Atlanta Capital SMID-Cap Fund - Class A Adviser: Eaton Vance Management Subadviser: Atlanta Capital Management Company,LLC	1.14%	13.72%	13.41%	10.88%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Blend	Empower International Index Fund - Investor Class Adviser: Empower Capital Management, LLC Subadviser: Irish Life Inv Managers Ltd	0.65%	17.52%	7.66%	3.79%
US Fund Moderately Aggressive Allocation	Empower Moderately Aggressive Profile Fund - Investor Class* Adviser: Empower Capital Management, LLC Subadviser:	1.01%	13.60%	8.69%	6.51%
US Fund Mid-Cap Blend	Empower S&P Mid Cap 400® Index Fund - Investor Class* Adviser: Empower Capital Management, LLC Subadviser: Irish Life Inv Managers Ltd	0.55%	15.76%	11.99%	8.66%
US Fund Small Blend	Empower S&P SmallCap 600® Index Fund - Investor Class Adviser: Empower Capital Management, LLC Subadviser: Irish Life Inv Managers Ltd	0.56%	15.47%	10.49%	8.10%
US Fund Small Value	Federated Hermes Clover Small Value Fund - Class A* Adviser: Federated Equity Mgmt Co. Of Penn Subadviser:	1.14%	10.42%	11.36%	6.67%
US Fund Real Estate	Fidelity Advisor® Real Estate Fund - Class M Adviser: Fidelity Management & Research Company LLC Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	1.31%	10.56%	4.51%	5.31%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Insurance Target- Date 2015	Fidelity® VIP Freedom 2015 Portfolio - Service Class 2 Adviser: Fidelity Management & Research Company LLC Subadviser:	0.68%	10.64%	6.29%	4.93%
US Insurance Target- Date 2020	Fidelity® VIP Freedom 2020 Portfolio - Service Class 2 Adviser: Fidelity Management & Research Company LLC Subadviser:	0.72%	12.22%	7.22%	5.48%
US Insurance Target- Date 2025	Fidelity® VIP Freedom 2025 Portfolio - Service Class 2 Adviser: Fidelity Management & Research Company LLC Subadviser:	0.74%	13.32%	7.98%	5.93%
US Insurance Target- Date 2030	Fidelity® VIP Freedom 2030 Portfolio - Service Class 2 Adviser: Fidelity Management & Research Company LLC Subadviser:	0.77%	14.46%	9.02%	6.59%
US Insurance Target- Date 2035	Fidelity® VIP Freedom 2035 Portfolio - Service Class 2 Adviser: Fidelity Management & Research Company LLC Subadviser:	0.82%	16.53%	10.57%	7.40%
US Insurance Target- Date 2040	Fidelity® VIP Freedom 2040 Portfolio - Service Class 2 Adviser: Fidelity Management & Research Company LLC Subadviser:	0.86%	18.61%	11.65%	7.87%
US Insurance Target- Date 2045	Fidelity® VIP Freedom 2045 Portfolio - Service Class 2 Adviser: Fidelity Management & Research Company LLC Subadviser:	0.87%	19.13%	11.75%	7.92%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Insurance Target- Date 2050	Fidelity® VIP Freedom 2050 Portfolio - Service Class 2 Adviser: Fidelity Management & Research Company LLC Subadviser:	0.87%	19.19%	11.74%	7.91%
US Insurance Target- Date Retirement	Fidelity® VIP Freedom Income Portfolio - Service Class 2 Adviser: Fidelity Management & Research Company LLC Subadviser:	0.62%	7.65%	3.68%	3.13%
US Insurance Conservative Allocation	Fidelity® VIP FundsManager 20% Portfolio - Service Class 2* Adviser: Fidelity Management & Research Company LLC Subadviser:	0.70%	7.91%	3.74%	3.03%
US Insurance Moderate Allocation	Fidelity® VIP FundsManager 50% Portfolio - Service Class 2* Adviser: Fidelity Management & Research Company LLC Subadviser:	0.85%	12.65%	7.36%	5.35%
US Insurance Moderate Allocation	Fidelity® VIP FundsManager 60% Portfolio - Service Class 2* Adviser: Fidelity Management & Research Company LLC Subadviser:	0.86%	14.08%	8.43%	6.10%
US Insurance Moderately Aggressive Allocation	Fidelity® VIP FundsManager 70% Portfolio - Service Class 2* Adviser: Fidelity Management & Research Company LLC Subadviser:	0.89%	15.57%	9.58%	6.74%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Insurance Aggressive Allocation	Fidelity® VIP FundsManager 85% Portfolio - Service Class 2* Adviser: Fidelity Management & Research Company LLC Subadviser:	0.93%	17.48%	11.10%	7.72%
US Fund Global Large- Stock Value	Franklin Mutual Global Discovery Fund - Class A* Adviser: Franklin Mutual Advisers, LLC Subadviser:	1.21%	20.27%	10.11%	6.04%
US Fund Aggressive Allocation	Franklin Mutual Shares Fund - Class A Adviser: Franklin Mutual Advisers, LLC Subadviser:	1.00%	20.01%	8.94%	5.79%
US Fund Mid-Cap Value	Franklin Mutual U.S. Mid Cap Value Fund - Class A* Adviser: Franklin Mutual Advisers, LLC Subadviser:	0.90%	7.40%	6.78%	4.96%
US Fund Mid-Cap Growth	Franklin Small-Mid Cap Growth Fund - Class A* Adviser: Franklin Advisers, Inc. Subadviser:	0.90%	13.13%	11.51%	7.38%
US Fund Multistrategy	Goldman Sachs Absolute Return Tracker - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser:	1.09%	10.45%	4.52%	3.09%
US Fund Mid-Cap Blend	Goldman Sachs Mid Cap Value Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser:	1.18%	11.45%	13.11%	7.77%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Moderately Conservative Allocation	Hartford AARP Balanced Retirement Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.11%	5.33%	4.41%	3.15%
US Fund Moderate Allocation	Hartford Balanced HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.66%	14.78%	10.26%	7.61%
US Fund Moderately Conservative Allocation	Hartford Balanced Income Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.95%	7.55%	6.52%	5.62%
US Fund Large Blend	Hartford Capital Appreciation HLS Fund - Class IA (Closed to Contracts issued on or about 1/3/2005) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.67%	20.00%	13.30%	9.27%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	Hartford Disciplined Equity HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.59%	21.24%	14.32%	11.84%
US Fund Large Value	Hartford Dividend and Growth HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.65%	14.18%	13.72%	10.58%
US Fund Global Small/Mid Stock	Hartford Global Impact Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.11%	12.92%	10.06%	8.83%
US Fund Health	Hartford Healthcare HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.92%	4.11%	10.88%	10.18%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund High Yield Bond	Hartford High Yield Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company	0.97%	12.58%	5.05%	3.88%
US Fund Small Growth	Hartford Small Company HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.80%	16.74%	11.77%	7.79%
US Fund Large Blend	Hartford Stock HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.51%	7.72%	13.44%	10.69%
US Fund Intermediate Core-Plus Bond	Hartford Total Return Bond HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.50%	6.97%	1.86%	2.32%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Ultrashort Bond	Hartford Ultrashort Bond HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.44%	5.18%	1.80%	1.27%
US Fund Mid-Cap Growth	Hartford MidCap HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.73%	14.87%	9.70%	8.77%
US Fund Mid-Cap Value	Hartford MidCap Value Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company	1.18%	15.75%	12.20%	7.38%
US Fund Large Growth	Invesco American Franchise Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser:	0.99%	40.91%	16.07%	11.56%
US Fund Commodities Broad Basket	Invesco Balanced-Risk Commodity Strategy Fund - Class A* Adviser: Invesco Advisers, Inc. Subadviser:	1.40%	-3.44%	6.80%	-0.06%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	Invesco Capital Appreciation Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser:	0.97%	35.51%	16.20%	11.32%
US Fund Large Value	Invesco Diversified Dividend Fund - Investor Class Adviser: Invesco Advisers, Inc. Subadviser:	0.72%	8.86%	9.86%	7.63%
US Fund Large Value	Invesco Dividend Income Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser:	0.93%	7.02%	8.80%	7.88%
US Fund Moderately Aggressive Allocation	Invesco Equity and Income Fund - Class A* Adviser: Invesco Advisers, Inc. Subadviser:	0.78%	9.99%	9.61%	6.84%
US Fund Global Large- Stock Growth	Invesco Global Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser:	1.06%	34.03%	11.99%	8.22%
US Fund Global Small/Mid Stock	Invesco Global Opportunities Fund - Class A* Adviser: Invesco Advisers, Inc. Subadviser:	1.12%	17.34%	4.11%	6.41%
US Fund Equity Precious Metals	Invesco Gold & Special Minerals Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser:	1.06%	6.36%	11.34%	5.35%
US Fund Intermediate Core Bond	Invesco Intermediate Bond Factor Fund - Class A* Adviser: Invesco Advisers, Inc. Subadviser:	0.52%	6.28%	1.69%	2.01%
US Fund Foreign Large Growth	Invesco International Diversified Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser:	1.27%	15.43%	6.11%	3.74%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	Invesco Rising Dividends Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser:	0.99%	17.60%	13.82%	9.16%
US Fund Small Growth	Invesco Small Cap Growth Fund - Investor Class Adviser: Invesco Advisers, Inc. Subadviser:	1.13%	12.75%	8.80%	7.38%
US Fund Technology	Invesco Technology Fund - Investor Class Adviser: Invesco Advisers, Inc. Subadviser:	1.00%	47.38%	14.90%	12.11%
US Fund Large Growth	Janus Henderson Forty Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser:	0.98%	39.34%	16.37%	13.16%
US Fund Global Large- Stock Growth	Janus Henderson Global Research Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser:	1.07%	26.28%	12.84%	8.56%
US Fund Foreign Large Blend	Janus Henderson Overseas Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser:	1.29%	10.52%	10.79%	3.00%
US Fund Small Growth	John Hancock New Opportunities Fund - Class A* Adviser: John Hancock Investment Management LLC Subadviser: GW&K Investment Management, LLC	1.21%	14.44%	10.24%	6.15%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	JPMorgan Large Cap Growth Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser:	0.94%	34.28%	20.59%	15.11%
US Fund Target-Date 2055	JPMorgan SmartRetirement®2055 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser:	0.85%	19.85%	10.40%	7.30%
US Fund Target-Date 2020	JPMorgan SmartRetirement®2020 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser:	0.75%	11.55%	5.15%	4.41%
US Fund Target-Date 2025	JPMorgan SmartRetirement®2025 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser:	0.78%	13.03%	6.29%	5.10%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2030	JPMorgan SmartRetirement®2030 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser:	0.79%	15.11%	7.40%	5.75%
US Fund Target-Date 2035	JPMorgan SmartRetirement®2035 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser:	0.83%	17.03%	8.84%	6.48%
US Fund Target-Date 2040	JPMorgan SmartRetirement®2040 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser:	0.84%	18.44%	9.73%	6.98%
US Fund Target-Date 2045	JPMorgan SmartRetirement®2045 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser:	0.85%	19.52%	10.36%	7.28%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2050	JPMorgan SmartRetirement®2050 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser:	0.85%	19.86%	10.39%	7.28%
US Fund Target-Date 2060	JPMorgan SmartRetirement®2060 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser:	0.84%	19.78%	10.40%	8.58%
US Fund Target-Date Retirement	JPMorgan SmartRetirement® Income Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser:	0.69%	11.62%	4.85%	3.83%
US Fund Large Growth	LKCM Aquinas Catholic Equity Fund* Adviser: Luther King Capital Management Corporation Subadviser:	1.00%	14.07%	13.78%	8.72%
US Fund Large Growth	Massachusetts Investors Growth Stock Fund - Class A Adviser: Massachusetts Financial Services Company Subadviser:	0.71%	24.08%	16.72%	12.77%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	MassMutual Blue Chip Growth Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Loomis, Sayles & Company LP; T. Rowe Price Associates, Inc.	1.18%	15.98%	10.67%	7.06%
US Fund Large Growth	MassMutual Disciplined Growth Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Wellington Management Company LLP	1.08%	39.01%	15.96%	12.23%
US Fund Large Value	MassMutual Diversified Value Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Brandywine Global Investment Mgmt, LLC	1.06%	8.94%	11.12%	8.34%
US Fund Large Blend	MassMutual Equity Opportunities Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Wellington Management Company LLP; T. Rowe Price Associates, Inc.	1.20%	10.29%	12.57%	9.91%
US Fund Large Value	MassMutual Fundamental Value Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Barrow Hanley Mewhinney & Strauss LLC; Boston Partners Global Investors, Inc	1.13%	11.17%	11.45%	7.83%
US Fund Global Large- Stock Growth	MassMutual Global Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	1.37%	33.75%	11.59%	7.84%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	MassMutual Growth Opportunities Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Sands Capital Management, LLC ;Jackson Square Partners, LLC	1.30%	47.35%	12.09%	9.69%
US Fund Foreign Large Blend	MassMutual International Equity Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: Thompson, Siegel & Walmsley LLC; Wellington Management Company LLP	1.50%	11.15%	9.15%	3.78%
US Fund Large Blend	MassMutual Main Street Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	1.34%	22.17%	13.08%	9.54%
US Fund Mid-Cap Growth	MassMutual Mid Cap Growth Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.; Frontier Capital Management Company, LLC; T. Rowe Price Investment Management,Inc.	1.11%	19.03%	11.24%	9.85%
US Fund Foreign Large Blend	MassMutual Overseas Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: Harris Associates L.P.; Massachusetts Financial Services Company	1.24%	18.40%	9.13%	4.25%
US Fund Target-Date 2020	MassMutual RetireSMART by JPMorgan 2020 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.92%	10.94%	5.29%	4.16%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2025	MassMutual RetireSMART by JPMorgan 2025 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.92%	12.23%	6.51%	4.92%
US Fund Target-Date 2030	MassMutual RetireSMART by JPMorgan 2030 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.96%	13.89%	7.55%	5.47%
US Fund Target-Date 2035	MassMutual RetireSMART by JPMorgan 2035 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.99%	16.21%	8.58%	5.98%
US Fund Target-Date 2040	MassMutual RetireSMART by JPMorgan 2040 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.99%	17.56%	9.44%	6.36%
US Fund Target-Date 2045	MassMutual RetireSMART by JPMorgan 2045 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.98%	18.48%	10.10%	6.68%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2050	MassMutual RetireSMART by JPMorgan 2050 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.98%	18.84%	10.13%	6.84%
US Fund Target-Date 2055	MassMutual RetireSMART by JPMorgan 2055 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.97%	18.88%	10.15%	6.88%
US Fund Target-Date 2060	MassMutual RetireSMART by JPMorgan 2060 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.97%	18.75%	10.14%	8.14%
US Fund Target-Date Retirement	MassMutual RetireSMART by JPMorgan in Retirement Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.94%	10.94%	4.92%	3.46%
US Fund Short-Term Bond	MassMutual Short-Duration Bond Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: Barings LLC; Baring International Investment Ltd	0.91%	6.30%	0.67%	1.09%
US Fund Small Growth	MassMutual Small Cap Growth Equity Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Wellington Management Company LLP; Invesco Advisers, Inc.	1.32%	16.45%	12.24%	8.72%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Blend	MassMutual Small Cap Opportunities Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	1.10%	17.54%	12.61%	8.56%
US Fund Small Value	MassMutual Small Company Value Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: AllianceBernstein L.P.; American Century Investment Management	1.31%	9.92%	9.70%	5.95%
US Fund Intermediate Core-Plus Bond	MassMutual Strategic Bond Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Brandywine Global Investment Mgmt, LLC; Western Asset Management Company, LLC; Western Asset Management CO LTD	1.01%	6.12%	1.23%	2.02%
US Fund Diversified Emerging Mkts	MassMutual Strategic Emerging Markets Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	1.60%	9.63%	1.72%	0.97%
US Fund Intermediate Core-Plus Bond	MassMutual Total Return Bond Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: Metropolitan West Asset Management, LLC.	0.78%	5.25%	0.88%	1.34%
US Fund Large Blend	MFS® Core Equity Fund - Class A* Adviser: Massachusetts Financial Services Company Subadviser:	0.91%	22.86%	14.90%	11.38%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund High Yield Bond	MFS® High Income Fund - Class A* Adviser: Massachusetts Financial Services Company Subadviser:	0.88%	12.18%	4.35%	3.53%
US Fund Mid-Cap Growth	MFS® Mid Cap Growth Fund - Class A* Adviser: Massachusetts Financial Services Company Subadviser:	1.04%	21.00%	12.84%	10.62%
US Fund Small Growth	MFS® New Discovery Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser:	1.29%	13.97%	10.52%	7.23%
US Fund Utilities	MFS® Utilities Fund - Class A* Adviser: Massachusetts Financial Services Company Subadviser:	1.02%	-2.25%	8.15%	6.23%
US Fund Large Value	MFS® Value Fund - Class A* Adviser: Massachusetts Financial Services Company Subadviser:	0.79%	7.89%	11.24%	8.41%
US Fund Large Blend	MM S&P 500® Index Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Northern Trust Investments Inc	0.64%	25.48%	15.00%	11.35%
US Fund Large Blend	Neuberger Berman Sustainable Equity Fund - Class A Adviser: Neuberger Berman Investment Advisers LLC Subadviser:	1.06%	26.53%	13.64%	9.77%
US Fund Large Blend	Nuveen Dividend Growth Fund - Class A Adviser: Nuveen Fund Advisors, LLC. Subadviser: Nuveen Asset Management, LLC	0.92%	14.79%	13.61%	10.20%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Value	Nuveen International Value Fund - Class A* Adviser: Nuveen Fund Advisors, LLC. Subadviser: Nuveen Asset Management, LLC	1.15%	20.31%	8.46%	3.51%
US Fund Moderate Allocation	Oakmark Equity and Income Fund - Investor Class Adviser: Harris Associates L.P. Subadviser:	0.86%	17.34%	10.00%	6.70%
US Fund Natural Resources	PGIM Jennison Natural Resources Fund, Inc. - Class A Adviser: PGIM Investments LLC Subadviser: Jennison Associates LLC	1.27%	-2.18%	14.95%	1.43%
US Fund Intermediate Core-Plus Bond	PIMCO Total Return ESG Fund - Admin Class Adviser: Pacific Investment Management Company, LLC Subadviser:	0.86%	5.53%	0.70%	1.37%
US Fund Large Growth	Pioneer Fundamental Growth Fund - Class A Adviser: Amundi Asset Management US, Inc. Subadviser:	1.02%	32.48%	17.38%	13.00%
US Fund Foreign Large Value	Templeton Foreign Fund - Class A* Adviser: Templeton Global Advisors Limited Subadviser:	1.10%	19.95%	6.34%	2.27%
US Fund Intermediate Core Bond	TIAA-CREF Bond Index Fund - Retirement Class Adviser: Teachers Advisors LLC Subadviser:	0.32%	5.48%	0.72%	1.44%
US Fund Large Blend	TIAA-CREF Equity Index Fund - Retirement Class Adviser: Teachers Advisors LLC Subadviser:	0.30%	25.59%	14.84%	11.17%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	TIAA-CREF Large-Cap Growth Index Fund - Retirement Class Adviser: Teachers Advisors LLC Subadviser:	0.30%	42.29%	19.14%	14.51%
US Fund Large Value	TIAA-CREF Large-Cap Value Index Fund - Retirement Class Adviser: Teachers Advisors LLC Subadviser:	0.30%	11.15%	10.61%	8.09%
US Fund Mid-Cap Blend	Timothy Plan Large/Mid- Cap Value Fund - Class A* Adviser: Timothy Partners Ltd Subadviser: Westwood Management Corp	1.34%	13.20%	12.70%	8.67%
US Fund Large Value	Virtus Ceredex Large-Cap Value Equity Fund - Class A Adviser: Virtus Fund Advisers, LLC Subadviser: Ceredex Value Advisors LLC	1.24%	14.57%	10.67%	7.63%
US Fund Foreign Large Value	Virtus NFJ International Value Fund - Class A* Adviser: Virtus Investment Advisers, Inc. Subadviser: NFJ Investment Group LLC - Dallas	1.30%	10.33%	5.39%	0.24%
*Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.HV-3574
Prospectuses Available [Text Block]	The following is a list of the Underlying Funds currently available under the Contract. In the event more than one Underlying Funds were offered under the Contract, the Underlying Funds available to you may vary by Employer. In such an event, you should refer to your retirement plan documents for a list of Underlying Funds available to you. More information about the Underlying Fund is available in the prospectuses for the Fund, which may be amended from time to time and can be found online at https://plan.empower-retirement.com/plancloudws/fundprospectus. You can also request this information at no cost by calling (844) 804-8989 or sending an email request to participantservices@empower.com. The current expenses and performance information below reflect fees and expenses of the Underlying Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. The past performance of a Fund is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Bond- USD Hedged	AB Global Bond Fund - Class A Adviser: AllianceBernstein L.P. Subadviser:	0.80%	6.83%	0.88%	1.98%
US Fund High Yield Bond	AB High Income Fund - Class A Adviser: AllianceBernstein L.P. Subadviser:	0.90%	14.33%	4.35%	3.69%
US Fund Large Value	American Century Equity Income Fund - Class A Adviser: American Century Investment Management Inc Subadviser:	1.18%	3.64%	7.80%	7.72%
US Fund Small Blend	American Century Small Company Fund - Class A Adviser: American Century Investment Management Inc Subadviser:	1.11%	20.99%	9.69%	5.77%
US Fund Money Market - Taxable	American Century U.S. Government Money Market Fund - Class A Adviser: American Century Investment Management Inc Subadviser:	0.71%	4.40%	1.44%	1.10%
US Fund Intermediate Government	American Century Ginnie Mae Fund - Class A Adviser: American Century Investment Management Inc Subadviser:	0.80%	4.45%	-0.18%	0.61%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Diversified Emerging Mkts	American Funds New World Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser:	1.22%	15.47%	8.21%	4.82%
US Fund Large Growth	Ave Maria Growth Fund Adviser: Schwartz Investment Counsel Inc Subadviser:	0.91%	30.29%	14.38%	11.12%
US Fund Large Blend	Ave Maria Rising Dividend Fund Adviser: Schwartz Investment Counsel Inc Subadviser:	0.91%	13.19%	12.79%	9.18%
US Fund Mid-Cap Blend	Ave Maria Value Fund Adviser: Schwartz Investment Counsel Inc Subadviser:	0.94%	3.52%	11.55%	6.23%
US Insurance Large Blend	BlackRock S&P 500 Index V.I. Fund - Class I Adviser: BlackRock Advisors LLC Subadviser:	0.14%	26.22%	15.55%	11.80%
US Fund Target-Date 2025	BlackRock LifePath® Dynamic 2025 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited; BlackRock (Singapore) Limited	0.84%	12.87%	6.79%	5.23%
US Fund Target-Date 2035	BlackRock LifePath® Dynamic 2035 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited; BlackRock (Singapore) Limited	0.84%	17.00%	9.12%	6.62%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2045	BlackRock LifePath® Dynamic 2045 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited; BlackRock (Singapore) Limited	0.84%	20.72%	10.82%	7.54%
US Fund Target-Date 2055	BlackRock LifePath® Dynamic 2055 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited; BlackRock (Singapore) Limited	0.84%	21.77%	11.13%	7.70%
US Fund Intermediate Core-Plus Bond	BNY Mellon Core Plus Fund - Class A* Adviser: BNY Mellon Investment Adviser, Inc Subadviser: Insight North America LLC	0.70%	6.77%	2.08%	2.59%
US Fund Global Large- Stock Growth	Calamos Global Equity Fund - Class A* Adviser: Calamos Advisors LLC Subadviser:	1.40%	24.28%	14.24%	8.74%
US Fund Foreign Large Growth	Calamos International Growth Fund - Class A* Adviser: Calamos Advisors LLC Subadviser:	1.20%	15.05%	9.74%	4.67%
US Fund Large Blend	ClearBridge Appreciation Fund - Class A Adviser: Franklin Templeton Fund Adviser, LLC Subadviser: ClearBridge Investments, LLC	0.93%	19.45%	13.90%	10.63%
US Fund Small Growth	ClearBridge Small Cap Growth Fund - Class A Adviser: Franklin Templeton Fund Adviser, LLC Subadviser: ClearBridge Investments, LLC	1.18%	8.63%	9.22%	7.72%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core-Plus Bond	Delaware Diversified Income Fund - Class A* Adviser: Delaware Management Company Subadviser: Macquarie Investment Management Global Limited; Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited	0.70%	6.40%	2.06%	2.06%
US Fund Long-Term Bond	Delaware Extended Duration Bond Fund - Class A* Adviser: Delaware Management Company Subadviser: Macquarie Investment Management Global Limited; Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited	0.82%	9.36%	2.22%	3.12%
US Fund Small Growth	Delaware Ivy Small Cap Growth Fund - Class Y* Adviser: Delaware Management Company Subadviser: Macquarie Investment Management Global Limited	1.14%	13.34%	7.89%	7.14%
US Fund Large Growth	Domini Impact Equity Fund® - Investor Shares Adviser: Domini Impact Investments LLC Subadviser: SSGA Funds Management Inc	1.00%	28.42%	14.76%	9.40%
US Fund Mid-Cap Blend	Eaton Vance Atlanta Capital SMID-Cap Fund - Class A Adviser: Eaton Vance Management Subadviser: Atlanta Capital Management Company,LLC	1.14%	13.72%	13.41%	10.88%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Blend	Empower International Index Fund - Investor Class Adviser: Empower Capital Management, LLC Subadviser: Irish Life Inv Managers Ltd	0.65%	17.52%	7.66%	3.79%
US Fund Moderately Aggressive Allocation	Empower Moderately Aggressive Profile Fund - Investor Class* Adviser: Empower Capital Management, LLC Subadviser:	1.01%	13.60%	8.69%	6.51%
US Fund Mid-Cap Blend	Empower S&P Mid Cap 400® Index Fund - Investor Class* Adviser: Empower Capital Management, LLC Subadviser: Irish Life Inv Managers Ltd	0.55%	15.76%	11.99%	8.66%
US Fund Small Blend	Empower S&P SmallCap 600® Index Fund - Investor Class Adviser: Empower Capital Management, LLC Subadviser: Irish Life Inv Managers Ltd	0.56%	15.47%	10.49%	8.10%
US Fund Small Value	Federated Hermes Clover Small Value Fund - Class A* Adviser: Federated Equity Mgmt Co. Of Penn Subadviser:	1.14%	10.42%	11.36%	6.67%
US Fund Real Estate	Fidelity Advisor® Real Estate Fund - Class M Adviser: Fidelity Management & Research Company LLC Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	1.31%	10.56%	4.51%	5.31%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Insurance Target- Date 2015	Fidelity® VIP Freedom 2015 Portfolio - Service Class 2 Adviser: Fidelity Management & Research Company LLC Subadviser:	0.68%	10.64%	6.29%	4.93%
US Insurance Target- Date 2020	Fidelity® VIP Freedom 2020 Portfolio - Service Class 2 Adviser: Fidelity Management & Research Company LLC Subadviser:	0.72%	12.22%	7.22%	5.48%
US Insurance Target- Date 2025	Fidelity® VIP Freedom 2025 Portfolio - Service Class 2 Adviser: Fidelity Management & Research Company LLC Subadviser:	0.74%	13.32%	7.98%	5.93%
US Insurance Target- Date 2030	Fidelity® VIP Freedom 2030 Portfolio - Service Class 2 Adviser: Fidelity Management & Research Company LLC Subadviser:	0.77%	14.46%	9.02%	6.59%
US Insurance Target- Date 2035	Fidelity® VIP Freedom 2035 Portfolio - Service Class 2 Adviser: Fidelity Management & Research Company LLC Subadviser:	0.82%	16.53%	10.57%	7.40%
US Insurance Target- Date 2040	Fidelity® VIP Freedom 2040 Portfolio - Service Class 2 Adviser: Fidelity Management & Research Company LLC Subadviser:	0.86%	18.61%	11.65%	7.87%
US Insurance Target- Date 2045	Fidelity® VIP Freedom 2045 Portfolio - Service Class 2 Adviser: Fidelity Management & Research Company LLC Subadviser:	0.87%	19.13%	11.75%	7.92%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Insurance Target- Date 2050	Fidelity® VIP Freedom 2050 Portfolio - Service Class 2 Adviser: Fidelity Management & Research Company LLC Subadviser:	0.87%	19.19%	11.74%	7.91%
US Insurance Target- Date Retirement	Fidelity® VIP Freedom Income Portfolio - Service Class 2 Adviser: Fidelity Management & Research Company LLC Subadviser:	0.62%	7.65%	3.68%	3.13%
US Insurance Conservative Allocation	Fidelity® VIP FundsManager 20% Portfolio - Service Class 2* Adviser: Fidelity Management & Research Company LLC Subadviser:	0.70%	7.91%	3.74%	3.03%
US Insurance Moderate Allocation	Fidelity® VIP FundsManager 50% Portfolio - Service Class 2* Adviser: Fidelity Management & Research Company LLC Subadviser:	0.85%	12.65%	7.36%	5.35%
US Insurance Moderate Allocation	Fidelity® VIP FundsManager 60% Portfolio - Service Class 2* Adviser: Fidelity Management & Research Company LLC Subadviser:	0.86%	14.08%	8.43%	6.10%
US Insurance Moderately Aggressive Allocation	Fidelity® VIP FundsManager 70% Portfolio - Service Class 2* Adviser: Fidelity Management & Research Company LLC Subadviser:	0.89%	15.57%	9.58%	6.74%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Insurance Aggressive Allocation	Fidelity® VIP FundsManager 85% Portfolio - Service Class 2* Adviser: Fidelity Management & Research Company LLC Subadviser:	0.93%	17.48%	11.10%	7.72%
US Fund Global Large- Stock Value	Franklin Mutual Global Discovery Fund - Class A* Adviser: Franklin Mutual Advisers, LLC Subadviser:	1.21%	20.27%	10.11%	6.04%
US Fund Aggressive Allocation	Franklin Mutual Shares Fund - Class A Adviser: Franklin Mutual Advisers, LLC Subadviser:	1.00%	20.01%	8.94%	5.79%
US Fund Mid-Cap Value	Franklin Mutual U.S. Mid Cap Value Fund - Class A* Adviser: Franklin Mutual Advisers, LLC Subadviser:	0.90%	7.40%	6.78%	4.96%
US Fund Mid-Cap Growth	Franklin Small-Mid Cap Growth Fund - Class A* Adviser: Franklin Advisers, Inc. Subadviser:	0.90%	13.13%	11.51%	7.38%
US Fund Multistrategy	Goldman Sachs Absolute Return Tracker - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser:	1.09%	10.45%	4.52%	3.09%
US Fund Mid-Cap Blend	Goldman Sachs Mid Cap Value Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser:	1.18%	11.45%	13.11%	7.77%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Moderately Conservative Allocation	Hartford AARP Balanced Retirement Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.11%	5.33%	4.41%	3.15%
US Fund Moderate Allocation	Hartford Balanced HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.66%	14.78%	10.26%	7.61%
US Fund Moderately Conservative Allocation	Hartford Balanced Income Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.95%	7.55%	6.52%	5.62%
US Fund Large Blend	Hartford Capital Appreciation HLS Fund - Class IA (Closed to Contracts issued on or about 1/3/2005) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.67%	20.00%	13.30%	9.27%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	Hartford Disciplined Equity HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.59%	21.24%	14.32%	11.84%
US Fund Large Value	Hartford Dividend and Growth HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.65%	14.18%	13.72%	10.58%
US Fund Global Small/Mid Stock	Hartford Global Impact Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.11%	12.92%	10.06%	8.83%
US Fund Health	Hartford Healthcare HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.92%	4.11%	10.88%	10.18%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund High Yield Bond	Hartford High Yield Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company	0.97%	12.58%	5.05%	3.88%
US Fund Small Growth	Hartford Small Company HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.80%	16.74%	11.77%	7.79%
US Fund Large Blend	Hartford Stock HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.51%	7.72%	13.44%	10.69%
US Fund Intermediate Core-Plus Bond	Hartford Total Return Bond HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.50%	6.97%	1.86%	2.32%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Ultrashort Bond	Hartford Ultrashort Bond HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.44%	5.18%	1.80%	1.27%
US Fund Mid-Cap Growth	Hartford MidCap HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.73%	14.87%	9.70%	8.77%
US Fund Mid-Cap Value	Hartford MidCap Value Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company	1.18%	15.75%	12.20%	7.38%
US Fund Large Growth	Invesco American Franchise Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser:	0.99%	40.91%	16.07%	11.56%
US Fund Commodities Broad Basket	Invesco Balanced-Risk Commodity Strategy Fund - Class A* Adviser: Invesco Advisers, Inc. Subadviser:	1.40%	-3.44%	6.80%	-0.06%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	Invesco Capital Appreciation Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser:	0.97%	35.51%	16.20%	11.32%
US Fund Large Value	Invesco Diversified Dividend Fund - Investor Class Adviser: Invesco Advisers, Inc. Subadviser:	0.72%	8.86%	9.86%	7.63%
US Fund Large Value	Invesco Dividend Income Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser:	0.93%	7.02%	8.80%	7.88%
US Fund Moderately Aggressive Allocation	Invesco Equity and Income Fund - Class A* Adviser: Invesco Advisers, Inc. Subadviser:	0.78%	9.99%	9.61%	6.84%
US Fund Global Large- Stock Growth	Invesco Global Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser:	1.06%	34.03%	11.99%	8.22%
US Fund Global Small/Mid Stock	Invesco Global Opportunities Fund - Class A* Adviser: Invesco Advisers, Inc. Subadviser:	1.12%	17.34%	4.11%	6.41%
US Fund Equity Precious Metals	Invesco Gold & Special Minerals Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser:	1.06%	6.36%	11.34%	5.35%
US Fund Intermediate Core Bond	Invesco Intermediate Bond Factor Fund - Class A* Adviser: Invesco Advisers, Inc. Subadviser:	0.52%	6.28%	1.69%	2.01%
US Fund Foreign Large Growth	Invesco International Diversified Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser:	1.27%	15.43%	6.11%	3.74%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	Invesco Rising Dividends Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser:	0.99%	17.60%	13.82%	9.16%
US Fund Small Growth	Invesco Small Cap Growth Fund - Investor Class Adviser: Invesco Advisers, Inc. Subadviser:	1.13%	12.75%	8.80%	7.38%
US Fund Technology	Invesco Technology Fund - Investor Class Adviser: Invesco Advisers, Inc. Subadviser:	1.00%	47.38%	14.90%	12.11%
US Fund Large Growth	Janus Henderson Forty Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser:	0.98%	39.34%	16.37%	13.16%
US Fund Global Large- Stock Growth	Janus Henderson Global Research Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser:	1.07%	26.28%	12.84%	8.56%
US Fund Foreign Large Blend	Janus Henderson Overseas Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser:	1.29%	10.52%	10.79%	3.00%
US Fund Small Growth	John Hancock New Opportunities Fund - Class A* Adviser: John Hancock Investment Management LLC Subadviser: GW&K Investment Management, LLC	1.21%	14.44%	10.24%	6.15%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	JPMorgan Large Cap Growth Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser:	0.94%	34.28%	20.59%	15.11%
US Fund Target-Date 2055	JPMorgan SmartRetirement®2055 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser:	0.85%	19.85%	10.40%	7.30%
US Fund Target-Date 2020	JPMorgan SmartRetirement®2020 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser:	0.75%	11.55%	5.15%	4.41%
US Fund Target-Date 2025	JPMorgan SmartRetirement®2025 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser:	0.78%	13.03%	6.29%	5.10%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2030	JPMorgan SmartRetirement®2030 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser:	0.79%	15.11%	7.40%	5.75%
US Fund Target-Date 2035	JPMorgan SmartRetirement®2035 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser:	0.83%	17.03%	8.84%	6.48%
US Fund Target-Date 2040	JPMorgan SmartRetirement®2040 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser:	0.84%	18.44%	9.73%	6.98%
US Fund Target-Date 2045	JPMorgan SmartRetirement®2045 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser:	0.85%	19.52%	10.36%	7.28%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2050	JPMorgan SmartRetirement®2050 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser:	0.85%	19.86%	10.39%	7.28%
US Fund Target-Date 2060	JPMorgan SmartRetirement®2060 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser:	0.84%	19.78%	10.40%	8.58%
US Fund Target-Date Retirement	JPMorgan SmartRetirement® Income Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser:	0.69%	11.62%	4.85%	3.83%
US Fund Large Growth	LKCM Aquinas Catholic Equity Fund* Adviser: Luther King Capital Management Corporation Subadviser:	1.00%	14.07%	13.78%	8.72%
US Fund Large Growth	Massachusetts Investors Growth Stock Fund - Class A Adviser: Massachusetts Financial Services Company Subadviser:	0.71%	24.08%	16.72%	12.77%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	MassMutual Blue Chip Growth Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Loomis, Sayles & Company LP; T. Rowe Price Associates, Inc.	1.18%	15.98%	10.67%	7.06%
US Fund Large Growth	MassMutual Disciplined Growth Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Wellington Management Company LLP	1.08%	39.01%	15.96%	12.23%
US Fund Large Value	MassMutual Diversified Value Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Brandywine Global Investment Mgmt, LLC	1.06%	8.94%	11.12%	8.34%
US Fund Large Blend	MassMutual Equity Opportunities Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Wellington Management Company LLP; T. Rowe Price Associates, Inc.	1.20%	10.29%	12.57%	9.91%
US Fund Large Value	MassMutual Fundamental Value Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Barrow Hanley Mewhinney & Strauss LLC; Boston Partners Global Investors, Inc	1.13%	11.17%	11.45%	7.83%
US Fund Global Large- Stock Growth	MassMutual Global Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	1.37%	33.75%	11.59%	7.84%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	MassMutual Growth Opportunities Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Sands Capital Management, LLC ;Jackson Square Partners, LLC	1.30%	47.35%	12.09%	9.69%
US Fund Foreign Large Blend	MassMutual International Equity Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: Thompson, Siegel & Walmsley LLC; Wellington Management Company LLP	1.50%	11.15%	9.15%	3.78%
US Fund Large Blend	MassMutual Main Street Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	1.34%	22.17%	13.08%	9.54%
US Fund Mid-Cap Growth	MassMutual Mid Cap Growth Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.; Frontier Capital Management Company, LLC; T. Rowe Price Investment Management,Inc.	1.11%	19.03%	11.24%	9.85%
US Fund Foreign Large Blend	MassMutual Overseas Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: Harris Associates L.P.; Massachusetts Financial Services Company	1.24%	18.40%	9.13%	4.25%
US Fund Target-Date 2020	MassMutual RetireSMART by JPMorgan 2020 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.92%	10.94%	5.29%	4.16%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2025	MassMutual RetireSMART by JPMorgan 2025 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.92%	12.23%	6.51%	4.92%
US Fund Target-Date 2030	MassMutual RetireSMART by JPMorgan 2030 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.96%	13.89%	7.55%	5.47%
US Fund Target-Date 2035	MassMutual RetireSMART by JPMorgan 2035 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.99%	16.21%	8.58%	5.98%
US Fund Target-Date 2040	MassMutual RetireSMART by JPMorgan 2040 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.99%	17.56%	9.44%	6.36%
US Fund Target-Date 2045	MassMutual RetireSMART by JPMorgan 2045 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.98%	18.48%	10.10%	6.68%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2050	MassMutual RetireSMART by JPMorgan 2050 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.98%	18.84%	10.13%	6.84%
US Fund Target-Date 2055	MassMutual RetireSMART by JPMorgan 2055 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.97%	18.88%	10.15%	6.88%
US Fund Target-Date 2060	MassMutual RetireSMART by JPMorgan 2060 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.97%	18.75%	10.14%	8.14%
US Fund Target-Date Retirement	MassMutual RetireSMART by JPMorgan in Retirement Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.94%	10.94%	4.92%	3.46%
US Fund Short-Term Bond	MassMutual Short-Duration Bond Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: Barings LLC; Baring International Investment Ltd	0.91%	6.30%	0.67%	1.09%
US Fund Small Growth	MassMutual Small Cap Growth Equity Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Wellington Management Company LLP; Invesco Advisers, Inc.	1.32%	16.45%	12.24%	8.72%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Blend	MassMutual Small Cap Opportunities Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	1.10%	17.54%	12.61%	8.56%
US Fund Small Value	MassMutual Small Company Value Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: AllianceBernstein L.P.; American Century Investment Management	1.31%	9.92%	9.70%	5.95%
US Fund Intermediate Core-Plus Bond	MassMutual Strategic Bond Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Brandywine Global Investment Mgmt, LLC; Western Asset Management Company, LLC; Western Asset Management CO LTD	1.01%	6.12%	1.23%	2.02%
US Fund Diversified Emerging Mkts	MassMutual Strategic Emerging Markets Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	1.60%	9.63%	1.72%	0.97%
US Fund Intermediate Core-Plus Bond	MassMutual Total Return Bond Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: Metropolitan West Asset Management, LLC.	0.78%	5.25%	0.88%	1.34%
US Fund Large Blend	MFS® Core Equity Fund - Class A* Adviser: Massachusetts Financial Services Company Subadviser:	0.91%	22.86%	14.90%	11.38%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund High Yield Bond	MFS® High Income Fund - Class A* Adviser: Massachusetts Financial Services Company Subadviser:	0.88%	12.18%	4.35%	3.53%
US Fund Mid-Cap Growth	MFS® Mid Cap Growth Fund - Class A* Adviser: Massachusetts Financial Services Company Subadviser:	1.04%	21.00%	12.84%	10.62%
US Fund Small Growth	MFS® New Discovery Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser:	1.29%	13.97%	10.52%	7.23%
US Fund Utilities	MFS® Utilities Fund - Class A* Adviser: Massachusetts Financial Services Company Subadviser:	1.02%	-2.25%	8.15%	6.23%
US Fund Large Value	MFS® Value Fund - Class A* Adviser: Massachusetts Financial Services Company Subadviser:	0.79%	7.89%	11.24%	8.41%
US Fund Large Blend	MM S&P 500® Index Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Northern Trust Investments Inc	0.64%	25.48%	15.00%	11.35%
US Fund Large Blend	Neuberger Berman Sustainable Equity Fund - Class A Adviser: Neuberger Berman Investment Advisers LLC Subadviser:	1.06%	26.53%	13.64%	9.77%
US Fund Large Blend	Nuveen Dividend Growth Fund - Class A Adviser: Nuveen Fund Advisors, LLC. Subadviser: Nuveen Asset Management, LLC	0.92%	14.79%	13.61%	10.20%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Value	Nuveen International Value Fund - Class A* Adviser: Nuveen Fund Advisors, LLC. Subadviser: Nuveen Asset Management, LLC	1.15%	20.31%	8.46%	3.51%
US Fund Moderate Allocation	Oakmark Equity and Income Fund - Investor Class Adviser: Harris Associates L.P. Subadviser:	0.86%	17.34%	10.00%	6.70%
US Fund Natural Resources	PGIM Jennison Natural Resources Fund, Inc. - Class A Adviser: PGIM Investments LLC Subadviser: Jennison Associates LLC	1.27%	-2.18%	14.95%	1.43%
US Fund Intermediate Core-Plus Bond	PIMCO Total Return ESG Fund - Admin Class Adviser: Pacific Investment Management Company, LLC Subadviser:	0.86%	5.53%	0.70%	1.37%
US Fund Large Growth	Pioneer Fundamental Growth Fund - Class A Adviser: Amundi Asset Management US, Inc. Subadviser:	1.02%	32.48%	17.38%	13.00%
US Fund Foreign Large Value	Templeton Foreign Fund - Class A* Adviser: Templeton Global Advisors Limited Subadviser:	1.10%	19.95%	6.34%	2.27%
US Fund Intermediate Core Bond	TIAA-CREF Bond Index Fund - Retirement Class Adviser: Teachers Advisors LLC Subadviser:	0.32%	5.48%	0.72%	1.44%
US Fund Large Blend	TIAA-CREF Equity Index Fund - Retirement Class Adviser: Teachers Advisors LLC Subadviser:	0.30%	25.59%	14.84%	11.17%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	TIAA-CREF Large-Cap Growth Index Fund - Retirement Class Adviser: Teachers Advisors LLC Subadviser:	0.30%	42.29%	19.14%	14.51%
US Fund Large Value	TIAA-CREF Large-Cap Value Index Fund - Retirement Class Adviser: Teachers Advisors LLC Subadviser:	0.30%	11.15%	10.61%	8.09%
US Fund Mid-Cap Blend	Timothy Plan Large/Mid- Cap Value Fund - Class A* Adviser: Timothy Partners Ltd Subadviser: Westwood Management Corp	1.34%	13.20%	12.70%	8.67%
US Fund Large Value	Virtus Ceredex Large-Cap Value Equity Fund - Class A Adviser: Virtus Fund Advisers, LLC Subadviser: Ceredex Value Advisors LLC	1.24%	14.57%	10.67%	7.63%
US Fund Foreign Large Value	Virtus NFJ International Value Fund - Class A* Adviser: Virtus Investment Advisers, Inc. Subadviser: NFJ Investment Group LLC - Dallas	1.30%	10.33%	5.39%	0.24%

Portfolio Company Objective [Text Block]	UNDERLYINGFUND TYPE
Temporary Fee Reductions, Current Expenses [Text Block]	*Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.HV-3574
Premier Solutions Standard | NotaShortTermInvestmentMember
Prospectus:
Principal Risk [Text Block]	Not a Short Term Investment Vehicle. The Contract is designed for retirement savings or other long-term purposes. It is not appropriate for investors who need ready access to cash.
Premier Solutions Standard | InvestmentOptions1RiskMember
Prospectus:
Principal Risk [Text Block]	Risks Associated with Underlying Funds. The value of your investment and any returns will depend on the performance of the Underlying Fund(s) you select. You bear the risk of any decline in your Participant Account value resulting from the Underlying Fund(s)’ performance.
Premier Solutions Standard | CompanysClaimsPayingAbilityMember
Prospectus:
Principal Risk [Text Block]	Company’s Claims Paying Ability. Guarantees and benefits provided by the Talcott Resolution are subject to the financial strength and claims paying ability of the company. If the Talcott experiences financial difficulty, it may not be able to make guaranteed payments that exceed the assets in the Separate Account.
Premier Solutions Standard | DeductionThirdPartyAdvisoryFeesMember
Prospectus:
Principal Risk [Text Block]	Deduction of Third-Party Advisory Fees. Risks relating to the deduction of advisory fees will reduce your Participant Account Value and subject to state and federal income tax, as well as a 10% federal penalty tax if the Participant is under age 59 1/2.
Premier Solutions Standard | LimitationsonSurrendersandWithdrawalsMember
Prospectus:
Principal Risk [Text Block]	Limitations on Surrenders and Withdrawals. During the first five Contract Years we will deduct a Contingent Deferred Surrender Charge if you surrender or take a withdrawal from the Contract. You should purchase the Contract only if you have the ability to keep it in force for a substantial period of time.
Premier Solutions Standard | ContractSuspensionMember
Prospectus:
Principal Risk [Text Block]	Contract Suspension. The Contract may be suspended where new Contributions and new Participant Accounts may be prohibited.
Premier Solutions Standard | TaxConsequencesMember
Prospectus:
Principal Risk [Text Block]	Tax Consequences. Withdrawals are generally taxable as ordinary income. Withdrawals before age 59 1∕2 may be subject to a tax penalty.
Premier Solutions Standard | CyberSecurityandBusinessContinuityRiskMember
Prospectus:
Principal Risk [Text Block]	Cyber Security and Business Continuity Risk. Our business is highly dependent upon the effective operation of our computer systems and those of our business partners and service providers. Our business is therefore vulnerable to disruptions from utility outages and susceptible to operational and information security risks resulting from system failures and cybersecurity incidents. These risks include, among other things, the theft, misuse, corruption and destruction of electronic data, interference with or denial of service, attacks on systems or websites and other operational disruptions that could severely impede our ability to conduct our business and administer the Contract. Financial services companies and their third-party service providers are increasingly the targets of cyber-attacks involving the encryption of data (e.g., ransomware), disruptions in communications (e.g., denial of service), or unauthorized access to or release of personal or confidential information. In 2023, we were notified of a data security incident involving the MOVEit file transfer system used by numerous financial services companies. A third-party vendor uses that software on our behalf to, among other things, identify the deaths of insured persons and annuitants under life insurance policies and annuity contracts. We notified affected customers as required by law, and we continue to assess and investigate the overall impact of the incident. The techniques used to attack systems and networks change frequently, are becoming more sophisticated, and can originate from a wide variety of sources. The use of remote or flexible work arrangements, remote access tools, and mobile technology has expanded potential targets for cyber-attack. System failures and cybersecurity incidents may adversely affect you and/or your Contract. For instance, a cyber-attack may interfere with our ability to process Contract transactions or calculate Contract values, including Accumulation Unit values, or could result in the release of confidential customer information. Such events could also adversely affect us, as they may result in regulatory fines, financial losses and reputational damage. Cybersecurity incidents may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. Although we take efforts to protect our systems from cybersecurity incidents, there can be no assurance that we or our service providers or the underlying funds will be able to avoid cybersecurity incidents affecting Contract owners in the future. It is possible that a cybersecurity incident could persist for an extended period of time without detection. We are also exposed to risks related to natural and man-made disasters, and other severe events, such as storms, public health crises, terrorist acts, and military actions, any of which could adversely affect our business operations. While we have a business continuity plan and have taken precautions, we cannot assure you that severe events will not result in interruptions to our business operations, particularly if such events affect our computer systems or result in a significant number of our employees becoming unavailable. Interruptions to our business operations may impair our ability to effectively administer the Contract, including our ability to process orders and calculate Contract values. Additionally, our third-party service providers and other third-parties related to our business (such as financial intermediaries or underlying funds) are subject to similar risks. Successful implementation and execution of their business continuity policies and procedures are largely beyond our control. Disruptions to their business operations may impair our own business operations.Cybersecurity incidents may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. Although we take efforts to protect our systems from cybersecurity incidents, there can be no assurance that we or our service providers or the underlying funds will be able to avoid cybersecurity incidents affecting Contract owners in the future. It is possible that a cybersecurity incident could persist for an extended period of time without detection. We are also exposed to risks related to natural and man-made disasters, and other severe events, such as storms, public health crises, terrorist acts, and military actions, any of which could adversely affect our business operations. While we have a business continuity plan and have taken precautions, we cannot assure you that severe events will not result in interruptions to our business operations, particularly if such events affect our computer systems or result in a significant number of our employees becoming unavailable. Interruptions to our business operations may impair our ability to effectively administer the Contract, including our ability to process orders and calculate Contract values. Additionally, our third-party service providers and other third-parties related to our business (such as financial intermediaries or underlying funds) are subject to similar risks. Successful implementation and execution of their business continuity policies and procedures are largely beyond our control. Disruptions to their business operations may impair our own business operations.
Premier Solutions Standard | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	You can lose money by investing in this Contract, including loss of principal and prior credited earnings.
Premier Solutions Standard | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	The Contract is designed as a long-term accumulation Investment for retirement savings. It is not designed for short term investment and is not appropriate for an investor who needs ready access to cash.
Premier Solutions Standard | Investment Options Risk [Member]
Prospectus:
Risk [Text Block]	•An investment in this Contract is subject to the risk of poor investment performance of the Underlying Funds available under the Contract.•Each Underlying Fund has its own unique risks.•You should review the prospectus for each Underlying Fund before making an investment decision.
Premier Solutions Standard | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	Any obligations, guarantees, and benefits of the Contract are subject to the claims- paying ability of the Talcott Resolution. If Talcott Resolution experiences financial distress, it may not be able to meet its obligations to you. More information about Talcott Resolution, including its financial strength ratings, is available upon request. You may make such request by calling 844-804-8989 or visiting https://www.talcottresolution.com
Premier Solutions Standard | AmericanCenturyEquityIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	American Century Equity Income Fund - Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	3.64%
Average Annual Total Returns, 5 Years [Percent]	7.80%
Average Annual Total Returns, 10 Years [Percent]	7.72%
Premier Solutions Standard | AmericanCenturyGinnieMaeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Government
Portfolio Company Name [Text Block]	American Century Ginnie Mae Fund - Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	4.45%
Average Annual Total Returns, 5 Years [Percent]	(0.18%)
Average Annual Total Returns, 10 Years [Percent]	0.61%
Premier Solutions Standard | AmericanCenturySmallCompanyFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	American Century Small Company Fund - Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	20.99%
Average Annual Total Returns, 5 Years [Percent]	9.69%
Average Annual Total Returns, 10 Years [Percent]	5.77%
Premier Solutions Standard | AmericanCenturyUSGovernmentMoneyMarketFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Money Market - Taxable
Portfolio Company Name [Text Block]	American Century U.S. Government Money Market Fund - Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	4.40%
Average Annual Total Returns, 5 Years [Percent]	1.44%
Average Annual Total Returns, 10 Years [Percent]	1.10%
Premier Solutions Standard | AmericanFundsNewWorldFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Diversified Emerging Mkts
Portfolio Company Name [Text Block]	American Funds New World Fund® - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	1.22%
Average Annual Total Returns, 1 Year [Percent]	15.47%
Average Annual Total Returns, 5 Years [Percent]	8.21%
Average Annual Total Returns, 10 Years [Percent]	4.82%
Premier Solutions Standard | BlackRockSP500IndexVIFundClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	US Insurance Large Blend
Portfolio Company Name [Text Block]	BlackRock S&P 500 Index V.I. Fund - Class I
Portfolio Company Adviser [Text Block]	BlackRock Advisors LLC
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	0.14%
Average Annual Total Returns, 1 Year [Percent]	26.22%
Average Annual Total Returns, 5 Years [Percent]	15.55%
Average Annual Total Returns, 10 Years [Percent]	11.80%
Premier Solutions Standard | DelawareIvySmallCapGrowthFundClassYMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	Delaware Ivy Small Cap Growth Fund - Class Y*
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	13.34%
Average Annual Total Returns, 5 Years [Percent]	7.89%
Average Annual Total Returns, 10 Years [Percent]	7.14%
Premier Solutions Standard | FranklinMutualGlobalDiscoveryFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Value
Portfolio Company Name [Text Block]	Franklin Mutual Global Discovery Fund - Class A*
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	1.21%
Average Annual Total Returns, 1 Year [Percent]	20.27%
Average Annual Total Returns, 5 Years [Percent]	10.11%
Average Annual Total Returns, 10 Years [Percent]	6.04%
Premier Solutions Standard | FranklinSmallMidCapGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Franklin Small-Mid Cap Growth Fund - Class A*
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	13.13%
Average Annual Total Returns, 5 Years [Percent]	11.51%
Average Annual Total Returns, 10 Years [Percent]	7.38%
Premier Solutions Standard | HartfordDividendandGrowthHLSFundClassIAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Hartford Dividend and Growth HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	14.18%
Average Annual Total Returns, 5 Years [Percent]	13.72%
Average Annual Total Returns, 10 Years [Percent]	10.58%
Premier Solutions Standard | HartfordMidCapHLSFundClassIAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Hartford MidCap HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	14.87%
Average Annual Total Returns, 5 Years [Percent]	9.70%
Average Annual Total Returns, 10 Years [Percent]	8.77%
Premier Solutions Standard | HartfordSmallCompanyHLSFundClassIAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	Hartford Small Company HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	16.74%
Average Annual Total Returns, 5 Years [Percent]	11.77%
Average Annual Total Returns, 10 Years [Percent]	7.79%
Premier Solutions Standard | HartfordTotalReturnBondHLSFundClassIAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	Hartford Total Return Bond HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	6.97%
Average Annual Total Returns, 5 Years [Percent]	1.86%
Average Annual Total Returns, 10 Years [Percent]	2.32%
Premier Solutions Standard | HartfordUltrashortBondHLSFundClassIAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Ultrashort Bond
Portfolio Company Name [Text Block]	Hartford Ultrashort Bond HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.44%
Average Annual Total Returns, 1 Year [Percent]	5.18%
Average Annual Total Returns, 5 Years [Percent]	1.80%
Average Annual Total Returns, 10 Years [Percent]	1.27%
Premier Solutions Standard | InvescoEquityandIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Moderately Aggressive Allocation
Portfolio Company Name [Text Block]	Invesco Equity and Income Fund - Class A*
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	9.99%
Average Annual Total Returns, 5 Years [Percent]	9.61%
Average Annual Total Returns, 10 Years [Percent]	6.84%
Premier Solutions Standard | InvescoGlobalOpportunitiesFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Small/Mid Stock
Portfolio Company Name [Text Block]	Invesco Global Opportunities Fund - Class A*
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	17.34%
Average Annual Total Returns, 5 Years [Percent]	4.11%
Average Annual Total Returns, 10 Years [Percent]	6.41%
Premier Solutions Standard | InvescoIntermediateBondFactorFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core Bond
Portfolio Company Name [Text Block]	Invesco Intermediate Bond Factor Fund - Class A*
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	0.52%
Average Annual Total Returns, 1 Year [Percent]	6.28%
Average Annual Total Returns, 5 Years [Percent]	1.69%
Average Annual Total Returns, 10 Years [Percent]	2.01%
Premier Solutions Standard | MassachusettsInvestorsGrowthStockFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Massachusetts Investors Growth Stock Fund - Class A
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	24.08%
Average Annual Total Returns, 5 Years [Percent]	16.72%
Average Annual Total Returns, 10 Years [Percent]	12.77%
Premier Solutions Standard | MassMutualGlobalFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Growth
Portfolio Company Name [Text Block]	MassMutual Global Fund - Class R4
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.37%
Average Annual Total Returns, 1 Year [Percent]	33.75%
Average Annual Total Returns, 5 Years [Percent]	11.59%
Average Annual Total Returns, 10 Years [Percent]	7.84%
Premier Solutions Standard | MassMutualInternationalEquityFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	MassMutual International Equity Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Thompson, Siegel & Walmsley LLC; Wellington Management Company LLP
Current Expenses [Percent]	1.50%
Average Annual Total Returns, 1 Year [Percent]	11.15%
Average Annual Total Returns, 5 Years [Percent]	9.15%
Average Annual Total Returns, 10 Years [Percent]	3.78%
Premier Solutions Standard | MassMutualMainStreetFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	MassMutual Main Street Fund - Class R4
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.34%
Average Annual Total Returns, 1 Year [Percent]	22.17%
Average Annual Total Returns, 5 Years [Percent]	13.08%
Average Annual Total Returns, 10 Years [Percent]	9.54%
Premier Solutions Standard | MassMutualShortDurationBondFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Short-Term Bond
Portfolio Company Name [Text Block]	MassMutual Short-Duration Bond Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Barings LLC; Baring International Investment Ltd
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	6.30%
Average Annual Total Returns, 5 Years [Percent]	0.67%
Average Annual Total Returns, 10 Years [Percent]	1.09%
Premier Solutions Standard | MassMutualSmallCapGrowthEquityFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	MassMutual Small Cap Growth Equity Fund - Class R4
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP; Invesco Advisers, Inc.
Current Expenses [Percent]	1.32%
Average Annual Total Returns, 1 Year [Percent]	16.45%
Average Annual Total Returns, 5 Years [Percent]	12.24%
Average Annual Total Returns, 10 Years [Percent]	8.72%
Premier Solutions Standard | MassMutualSmallCapOpportunitiesFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	MassMutual Small Cap Opportunities Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	17.54%
Average Annual Total Returns, 5 Years [Percent]	12.61%
Average Annual Total Returns, 10 Years [Percent]	8.56%
Premier Solutions Standard | MassMutualSmallCompanyValueFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	MassMutual Small Company Value Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.; American Century Investment Management
Current Expenses [Percent]	1.31%
Average Annual Total Returns, 1 Year [Percent]	9.92%
Average Annual Total Returns, 5 Years [Percent]	9.70%
Average Annual Total Returns, 10 Years [Percent]	5.95%
Premier Solutions Standard | MassMutualSrategicEmergingMarketsFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Diversified Emerging Mkts
Portfolio Company Name [Text Block]	MassMutual Strategic Emerging Markets Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.60%
Average Annual Total Returns, 1 Year [Percent]	9.63%
Average Annual Total Returns, 5 Years [Percent]	1.72%
Average Annual Total Returns, 10 Years [Percent]	0.97%
Premier Solutions Standard | OakmarkEquityandIncomeFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Moderate Allocation
Portfolio Company Name [Text Block]	Oakmark Equity and Income Fund - Investor Class
Portfolio Company Adviser [Text Block]	Harris Associates L.P.
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	17.34%
Average Annual Total Returns, 5 Years [Percent]	10.00%
Average Annual Total Returns, 10 Years [Percent]	6.70%
Premier Solutions Standard | PIMCOTotalReturnESGFundAdminClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	PIMCO Total Return ESG Fund - Admin Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	5.53%
Average Annual Total Returns, 5 Years [Percent]	0.70%
Average Annual Total Returns, 10 Years [Percent]	1.37%
Premier Solutions Standard | TempletonForeignFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Value
Portfolio Company Name [Text Block]	Templeton Foreign Fund - Class A*
Portfolio Company Adviser [Text Block]	Templeton Global Advisors Limited
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	19.95%
Average Annual Total Returns, 5 Years [Percent]	6.34%
Average Annual Total Returns, 10 Years [Percent]	2.27%
Premier Solutions Standard | EmpowerModeratelyAggressiveProfileFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Moderately Aggressive Allocation
Portfolio Company Name [Text Block]	Empower Moderately Aggressive Profile Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	13.60%
Average Annual Total Returns, 5 Years [Percent]	8.69%
Average Annual Total Returns, 10 Years [Percent]	6.51%
Premier Solutions Standard | ABGlobalBondFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Bond-USD Hedged
Portfolio Company Name [Text Block]	AB Global Bond Fund - Class A
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	6.83%
Average Annual Total Returns, 5 Years [Percent]	0.88%
Average Annual Total Returns, 10 Years [Percent]	1.98%
Premier Solutions Standard | ABHighIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund High Yield Bond
Portfolio Company Name [Text Block]	AB High Income Fund - Class A
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	14.33%
Average Annual Total Returns, 5 Years [Percent]	4.35%
Average Annual Total Returns, 10 Years [Percent]	3.69%
Premier Solutions Standard | AveMariaGrowthFundMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Ave Maria Growth Fund
Portfolio Company Adviser [Text Block]	Schwartz Investment Counsel Inc
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	30.29%
Average Annual Total Returns, 5 Years [Percent]	14.38%
Average Annual Total Returns, 10 Years [Percent]	11.12%
Premier Solutions Standard | AveMariaRisingDividendFundMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Ave Maria Rising Dividend Fund
Portfolio Company Adviser [Text Block]	Schwartz Investment Counsel Inc
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	13.19%
Average Annual Total Returns, 5 Years [Percent]	12.79%
Average Annual Total Returns, 10 Years [Percent]	9.18%
Premier Solutions Standard | AveMariaValueFundMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Ave Maria Value Fund
Portfolio Company Adviser [Text Block]	Schwartz Investment Counsel Inc
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	3.52%
Average Annual Total Returns, 5 Years [Percent]	11.55%
Average Annual Total Returns, 10 Years [Percent]	6.23%
Premier Solutions Standard | BlackRockLifePathDynamic2025FundInvestorASharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2025
Portfolio Company Name [Text Block]	BlackRock LifePath®Dynamic 2025 Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock International Limited; BlackRock (Singapore) Limited
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	12.87%
Average Annual Total Returns, 5 Years [Percent]	6.79%
Average Annual Total Returns, 10 Years [Percent]	5.23%
Premier Solutions Standard | BlackRockLifePathDynamic2035FundInvestorASharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2035
Portfolio Company Name [Text Block]	BlackRock LifePath®Dynamic 2035 Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock International Limited; BlackRock (Singapore) Limited
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	17.00%
Average Annual Total Returns, 5 Years [Percent]	9.12%
Average Annual Total Returns, 10 Years [Percent]	6.62%
Premier Solutions Standard | BlackRockLifePathDynamic2045FundInvestorASharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2045
Portfolio Company Name [Text Block]	BlackRock LifePath®Dynamic 2045 Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock International Limited; BlackRock (Singapore) Limited
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	20.72%
Average Annual Total Returns, 5 Years [Percent]	10.82%
Average Annual Total Returns, 10 Years [Percent]	7.54%
Premier Solutions Standard | BlackRockLifePathDynamic2055FundInvestorASharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2055
Portfolio Company Name [Text Block]	BlackRock LifePath®Dynamic 2055 Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock International Limited; BlackRock (Singapore) Limited
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	21.77%
Average Annual Total Returns, 5 Years [Percent]	11.13%
Average Annual Total Returns, 10 Years [Percent]	7.70%
Premier Solutions Standard | CalamosGlobalEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Growth
Portfolio Company Name [Text Block]	Calamos Global Equity Fund - Class A*
Portfolio Company Adviser [Text Block]	Calamos Advisors LLC
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	1.40%
Average Annual Total Returns, 1 Year [Percent]	24.28%
Average Annual Total Returns, 5 Years [Percent]	14.24%
Average Annual Total Returns, 10 Years [Percent]	8.74%
Premier Solutions Standard | CalamosInternationalGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	Calamos International Growth Fund - Class A*
Portfolio Company Adviser [Text Block]	Calamos Advisors LLC
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	15.05%
Average Annual Total Returns, 5 Years [Percent]	9.74%
Average Annual Total Returns, 10 Years [Percent]	4.67%
Premier Solutions Standard | ClearBridgeAppreciationFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	ClearBridge Appreciation Fund - Class A
Portfolio Company Adviser [Text Block]	Franklin Templeton Fund Adviser, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	19.45%
Average Annual Total Returns, 5 Years [Percent]	13.90%
Average Annual Total Returns, 10 Years [Percent]	10.63%
Premier Solutions Standard | DelawareDiversifiedIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	Delaware Diversified Income Fund - Class A*
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited; Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	6.40%
Average Annual Total Returns, 5 Years [Percent]	2.06%
Average Annual Total Returns, 10 Years [Percent]	2.06%
Premier Solutions Standard | DelawareExtendedDurationBondFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Long-Term Bond
Portfolio Company Name [Text Block]	Delaware Extended Duration Bond Fund - Class A*
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited; Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	9.36%
Average Annual Total Returns, 5 Years [Percent]	2.22%
Average Annual Total Returns, 10 Years [Percent]	3.12%
Premier Solutions Standard | DominiImpactEquityFundInvestorSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Domini Impact Equity Fund® - Investor Shares
Portfolio Company Adviser [Text Block]	Domini Impact Investments LLC
Portfolio Company Subadviser [Text Block]	SSGA Funds Management Inc
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	28.42%
Average Annual Total Returns, 5 Years [Percent]	14.76%
Average Annual Total Returns, 10 Years [Percent]	9.40%
Premier Solutions Standard | EatonVanceAtlantaCapitalSMIDCapFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Eaton Vance Atlanta Capital SMID-Cap Fund - Class A
Portfolio Company Adviser [Text Block]	Eaton Vance Management
Portfolio Company Subadviser [Text Block]	Atlanta Capital Management Company,LLC
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	13.72%
Average Annual Total Returns, 5 Years [Percent]	13.41%
Average Annual Total Returns, 10 Years [Percent]	10.88%
Premier Solutions Standard | EmpowerInternationalIndexFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Empower International Index Fund - Investor Class
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Irish Life Inv Managers Ltd
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	17.52%
Average Annual Total Returns, 5 Years [Percent]	7.66%
Average Annual Total Returns, 10 Years [Percent]	3.79%
Premier Solutions Standard | EmpowerSandPMidCap400IndexFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Empower S&P Mid Cap 400® Index Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Irish Life Inv Managers Ltd
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	15.76%
Average Annual Total Returns, 5 Years [Percent]	11.99%
Average Annual Total Returns, 10 Years [Percent]	8.66%
Premier Solutions Standard | EmpowerSandPSmallCap600IndexFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	Empower S&P SmallCap 600® Index Fund - Investor Class
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Irish Life Inv Managers Ltd
Current Expenses [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	15.47%
Average Annual Total Returns, 5 Years [Percent]	10.49%
Average Annual Total Returns, 10 Years [Percent]	8.10%
Premier Solutions Standard | FederatedHermesCloverSmallValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Federated Hermes Clover Small Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Federated Equity Mgmt Co. Of Penn
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	10.42%
Average Annual Total Returns, 5 Years [Percent]	11.36%
Average Annual Total Returns, 10 Years [Percent]	6.67%
Premier Solutions Standard | FidelityAdvisorRealEstateFundClassMMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Real Estate
Portfolio Company Name [Text Block]	Fidelity Advisor® Real Estate Fund - Class M
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	1.31%
Average Annual Total Returns, 1 Year [Percent]	10.56%
Average Annual Total Returns, 5 Years [Percent]	4.51%
Average Annual Total Returns, 10 Years [Percent]	5.31%
Premier Solutions Standard | FranklinMutualSharesFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Aggressive Allocation
Portfolio Company Name [Text Block]	Franklin Mutual Shares Fund - Class A
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	20.01%
Average Annual Total Returns, 5 Years [Percent]	8.94%
Average Annual Total Returns, 10 Years [Percent]	5.79%
Premier Solutions Standard | GoldmanSachsAbsoluteReturnTrackerClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Multistrategy
Portfolio Company Name [Text Block]	Goldman Sachs Absolute Return Tracker - Class A*
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	10.45%
Average Annual Total Returns, 5 Years [Percent]	4.52%
Average Annual Total Returns, 10 Years [Percent]	3.09%
Premier Solutions Standard | GoldmanSachsMidCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Goldman Sachs Mid Cap Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	11.45%
Average Annual Total Returns, 5 Years [Percent]	13.11%
Average Annual Total Returns, 10 Years [Percent]	7.77%
Premier Solutions Standard | HartfordAARPBalancedRetirementFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Moderately Conservative Allocation
Portfolio Company Name [Text Block]	Hartford AARP Balanced Retirement Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	5.33%
Average Annual Total Returns, 5 Years [Percent]	4.41%
Average Annual Total Returns, 10 Years [Percent]	3.15%
Premier Solutions Standard | HartfordBalancedIncomeFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Moderately Conservative Allocation
Portfolio Company Name [Text Block]	Hartford Balanced Income Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	7.55%
Average Annual Total Returns, 5 Years [Percent]	6.52%
Average Annual Total Returns, 10 Years [Percent]	5.62%
Premier Solutions Standard | HartfordGlobalImpactFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Small/Mid Stock
Portfolio Company Name [Text Block]	Hartford Global Impact Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	12.92%
Average Annual Total Returns, 5 Years [Percent]	10.06%
Average Annual Total Returns, 10 Years [Percent]	8.83%
Premier Solutions Standard | HartfordHighYieldFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund High Yield Bond
Portfolio Company Name [Text Block]	Hartford High Yield Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	12.58%
Average Annual Total Returns, 5 Years [Percent]	5.05%
Average Annual Total Returns, 10 Years [Percent]	3.88%
Premier Solutions Standard | HartfordMidCapValueFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Hartford MidCap Value Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	15.75%
Average Annual Total Returns, 5 Years [Percent]	12.20%
Average Annual Total Returns, 10 Years [Percent]	7.38%
Premier Solutions Standard | InvescoAmericanFranchiseFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Invesco American Franchise Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	40.91%
Average Annual Total Returns, 5 Years [Percent]	16.07%
Average Annual Total Returns, 10 Years [Percent]	11.56%
Premier Solutions Standard | InvescoBalancedRiskCommodityStrategyFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Commodities Broad Basket
Portfolio Company Name [Text Block]	Invesco Balanced-Risk Commodity Strategy Fund - Class A*
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	1.40%
Average Annual Total Returns, 1 Year [Percent]	(3.44%)
Average Annual Total Returns, 5 Years [Percent]	6.80%
Average Annual Total Returns, 10 Years [Percent]	(0.06%)
Premier Solutions Standard | InvescoDividendIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Invesco Dividend Income Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	7.02%
Average Annual Total Returns, 5 Years [Percent]	8.80%
Average Annual Total Returns, 10 Years [Percent]	7.88%
Premier Solutions Standard | InvescoGlobalFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Growth
Portfolio Company Name [Text Block]	Invesco Global Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	34.03%
Average Annual Total Returns, 5 Years [Percent]	11.99%
Average Annual Total Returns, 10 Years [Percent]	8.22%
Premier Solutions Standard | InvescoGoldandSpecialMineralsFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Equity Precious Metals
Portfolio Company Name [Text Block]	Invesco Gold & Special Minerals Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	6.36%
Average Annual Total Returns, 5 Years [Percent]	11.34%
Average Annual Total Returns, 10 Years [Percent]	5.35%
Premier Solutions Standard | InvescoInternationalDiversifiedFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	Invesco International Diversified Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	1.27%
Average Annual Total Returns, 1 Year [Percent]	15.43%
Average Annual Total Returns, 5 Years [Percent]	6.11%
Average Annual Total Returns, 10 Years [Percent]	3.74%
Premier Solutions Standard | InvescoRisingDividendsFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Invesco Rising Dividends Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	17.60%
Average Annual Total Returns, 5 Years [Percent]	13.82%
Average Annual Total Returns, 10 Years [Percent]	9.16%
Premier Solutions Standard | JanusHendersonFortyFundClassSMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Janus Henderson Forty Fund - Class S
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	39.34%
Average Annual Total Returns, 5 Years [Percent]	16.37%
Average Annual Total Returns, 10 Years [Percent]	13.16%
Premier Solutions Standard | JanusHendersonOverseasFundClassSMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Janus Henderson Overseas Fund - Class S
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	1.29%
Average Annual Total Returns, 1 Year [Percent]	10.52%
Average Annual Total Returns, 5 Years [Percent]	10.79%
Average Annual Total Returns, 10 Years [Percent]	3.00%
Premier Solutions Standard | JPMorganLargeCapGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	JPMorgan Large Cap Growth Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	34.28%
Average Annual Total Returns, 5 Years [Percent]	20.59%
Average Annual Total Returns, 10 Years [Percent]	15.11%
Premier Solutions Standard | JPMorganSmartRetirement2055FundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2055
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement®2055Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	19.85%
Average Annual Total Returns, 5 Years [Percent]	10.40%
Average Annual Total Returns, 10 Years [Percent]	7.30%
Premier Solutions Standard | JPMorganSmartRetirement2020FundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2020
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement®2020Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	11.55%
Average Annual Total Returns, 5 Years [Percent]	5.15%
Average Annual Total Returns, 10 Years [Percent]	4.41%
Premier Solutions Standard | JPMorganSmartRetirement2025FundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2025
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement®2025Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	13.03%
Average Annual Total Returns, 5 Years [Percent]	6.29%
Average Annual Total Returns, 10 Years [Percent]	5.10%
Premier Solutions Standard | JPMorganSmartRetirement2030FundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2030
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement®2030Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	15.11%
Average Annual Total Returns, 5 Years [Percent]	7.40%
Average Annual Total Returns, 10 Years [Percent]	5.75%
Premier Solutions Standard | JPMorganSmartRetirement2035FundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2035
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement®2035Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	17.03%
Average Annual Total Returns, 5 Years [Percent]	8.84%
Average Annual Total Returns, 10 Years [Percent]	6.48%
Premier Solutions Standard | JPMorganSmartRetirement2040FundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2040
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement®2040Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	18.44%
Average Annual Total Returns, 5 Years [Percent]	9.73%
Average Annual Total Returns, 10 Years [Percent]	6.98%
Premier Solutions Standard | JPMorganSmartRetirement2045FundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2045
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement®2045Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	19.52%
Average Annual Total Returns, 5 Years [Percent]	10.36%
Average Annual Total Returns, 10 Years [Percent]	7.28%
Premier Solutions Standard | JPMorganSmartRetirement2050FundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2050
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement®2050Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	19.86%
Average Annual Total Returns, 5 Years [Percent]	10.39%
Average Annual Total Returns, 10 Years [Percent]	7.28%
Premier Solutions Standard | JPMorganSmartRetirement2060FundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2060
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement®2060Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	19.78%
Average Annual Total Returns, 5 Years [Percent]	10.40%
Average Annual Total Returns, 10 Years [Percent]	8.58%
Premier Solutions Standard | JPMorganSmartRetirementIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date Retirement
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® Income Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	11.62%
Average Annual Total Returns, 5 Years [Percent]	4.85%
Average Annual Total Returns, 10 Years [Percent]	3.83%
Premier Solutions Standard | LKCMAquinasCatholicEquityFundMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	LKCM Aquinas Catholic Equity Fund*
Portfolio Company Adviser [Text Block]	Luther King Capital Management Corporation
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	14.07%
Average Annual Total Returns, 5 Years [Percent]	13.78%
Average Annual Total Returns, 10 Years [Percent]	8.72%
Premier Solutions Standard | MassMutualBlueChipGrowthFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	MassMutual Blue Chip Growth Fund - Class R4
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company LP; T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	15.98%
Average Annual Total Returns, 5 Years [Percent]	10.67%
Average Annual Total Returns, 10 Years [Percent]	7.06%
Premier Solutions Standard | MassMutualDisciplinedGrowthFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	MassMutual Disciplined Growth Fund - Class R4
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	39.01%
Average Annual Total Returns, 5 Years [Percent]	15.96%
Average Annual Total Returns, 10 Years [Percent]	12.23%
Premier Solutions Standard | MassMutualDiversifiedValueFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	MassMutual Diversified Value Fund - Class R4
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Brandywine Global Investment Mgmt, LLC
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	8.94%
Average Annual Total Returns, 5 Years [Percent]	11.12%
Average Annual Total Returns, 10 Years [Percent]	8.34%
Premier Solutions Standard | MassMutualEquityOpportunitiesFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	MassMutual Equity Opportunities Fund - Class R4
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP; T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	10.29%
Average Annual Total Returns, 5 Years [Percent]	12.57%
Average Annual Total Returns, 10 Years [Percent]	9.91%
Premier Solutions Standard | MassMutualFundamentalValueFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	MassMutual Fundamental Value Fund - Class R4
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Barrow Hanley Mewhinney & Strauss LLC; Boston Partners Global Investors, Inc
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	11.17%
Average Annual Total Returns, 5 Years [Percent]	11.45%
Average Annual Total Returns, 10 Years [Percent]	7.83%
Premier Solutions Standard | MassMutualGrowthOpportunitiesFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	MassMutual Growth Opportunities Fund - Class R4
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Sands Capital Management, LLC ;Jackson Square Partners, LLC
Current Expenses [Percent]	1.30%
Average Annual Total Returns, 1 Year [Percent]	47.35%
Average Annual Total Returns, 5 Years [Percent]	12.09%
Average Annual Total Returns, 10 Years [Percent]	9.69%
Premier Solutions Standard | MassMutualMidCapGrowthFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	MassMutual Mid Cap Growth Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.; Frontier Capital Management Company, LLC; T. Rowe Price Investment Management,Inc.
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	19.03%
Average Annual Total Returns, 5 Years [Percent]	11.24%
Average Annual Total Returns, 10 Years [Percent]	9.85%
Premier Solutions Standard | MassMutualOverseasFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	MassMutual Overseas Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Harris Associates L.P.; Massachusetts Financial Services Company
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	18.40%
Average Annual Total Returns, 5 Years [Percent]	9.13%
Average Annual Total Returns, 10 Years [Percent]	4.25%
Premier Solutions Standard | MassMutualRetireSMARTbyJPMorgan2020FundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2020
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan 2020 Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	10.94%
Average Annual Total Returns, 5 Years [Percent]	5.29%
Average Annual Total Returns, 10 Years [Percent]	4.16%
Premier Solutions Standard | MassMutualRetireSMARTbyJPMorgan2025FundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2025
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan 2025 Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	12.23%
Average Annual Total Returns, 5 Years [Percent]	6.51%
Average Annual Total Returns, 10 Years [Percent]	4.92%
Premier Solutions Standard | MassMutualRetireSMARTbyJPMorgan2030FundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2030
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan 2030 Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	13.89%
Average Annual Total Returns, 5 Years [Percent]	7.55%
Average Annual Total Returns, 10 Years [Percent]	5.47%
Premier Solutions Standard | MassMutualRetireSMARTbyJPMorgan2035FundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2035
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan 2035 Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	16.21%
Average Annual Total Returns, 5 Years [Percent]	8.58%
Average Annual Total Returns, 10 Years [Percent]	5.98%
Premier Solutions Standard | MassMutualRetireSMARTbyJPMorgan2040FundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2040
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan 2040 Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	17.56%
Average Annual Total Returns, 5 Years [Percent]	9.44%
Average Annual Total Returns, 10 Years [Percent]	6.36%
Premier Solutions Standard | MassMutualRetireSMARTbyJPMorgan2045FundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2045
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan 2045 Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	18.48%
Average Annual Total Returns, 5 Years [Percent]	10.10%
Average Annual Total Returns, 10 Years [Percent]	6.68%
Premier Solutions Standard | MassMutualRetireSMARTbyJPMorgan2050FundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2050
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan 2050 Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	18.84%
Average Annual Total Returns, 5 Years [Percent]	10.13%
Average Annual Total Returns, 10 Years [Percent]	6.84%
Premier Solutions Standard | MassMutualRetireSMARTbyJPMorgan2055FundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2055
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan 2055 Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	18.88%
Average Annual Total Returns, 5 Years [Percent]	10.15%
Average Annual Total Returns, 10 Years [Percent]	6.88%
Premier Solutions Standard | MassMutualRetireSMARTbyJPMorgan2060FundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2060
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan 2060 Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	18.75%
Average Annual Total Returns, 5 Years [Percent]	10.14%
Average Annual Total Returns, 10 Years [Percent]	8.14%
Premier Solutions Standard | MassMutualRetireSMARTbyJPMorganinRetirementFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date Retirement
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan in Retirement Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	10.94%
Average Annual Total Returns, 5 Years [Percent]	4.92%
Average Annual Total Returns, 10 Years [Percent]	3.46%
Premier Solutions Standard | MassMutualSrategicBondFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	MassMutual Strategic Bond Fund - Class R4
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Brandywine Global Investment Mgmt, LLC; Western Asset Management Company, LLC; Western Asset Management CO LTD
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	6.12%
Average Annual Total Returns, 5 Years [Percent]	1.23%
Average Annual Total Returns, 10 Years [Percent]	2.02%
Premier Solutions Standard | MassMutualTotalReturnBondFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	MassMutual Total Return Bond Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Metropolitan West Asset Management, LLC.
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	5.25%
Average Annual Total Returns, 5 Years [Percent]	0.88%
Average Annual Total Returns, 10 Years [Percent]	1.34%
Premier Solutions Standard | MFSNewDiscoveryFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	MFS® New Discovery Fund - Class R3*
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	1.29%
Average Annual Total Returns, 1 Year [Percent]	13.97%
Average Annual Total Returns, 5 Years [Percent]	10.52%
Average Annual Total Returns, 10 Years [Percent]	7.23%
Premier Solutions Standard | MMSandP500IndexFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	MM S&P 500® Index Fund - Class R4
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Northern Trust Investments Inc
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	25.48%
Average Annual Total Returns, 5 Years [Percent]	15.00%
Average Annual Total Returns, 10 Years [Percent]	11.35%
Premier Solutions Standard | NeubergerBermanSustainableEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Neuberger Berman Sustainable Equity Fund - Class A
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers LLC
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	26.53%
Average Annual Total Returns, 5 Years [Percent]	13.64%
Average Annual Total Returns, 10 Years [Percent]	9.77%
Premier Solutions Standard | NuveenDividendGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Nuveen Dividend Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Nuveen Fund Advisors, LLC.
Portfolio Company Subadviser [Text Block]	Nuveen Asset Management, LLC
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	14.79%
Average Annual Total Returns, 5 Years [Percent]	13.61%
Average Annual Total Returns, 10 Years [Percent]	10.20%
Premier Solutions Standard | NuveenInternationalValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Value
Portfolio Company Name [Text Block]	Nuveen International Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Nuveen Fund Advisors, LLC.
Portfolio Company Subadviser [Text Block]	Nuveen Asset Management, LLC
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	20.31%
Average Annual Total Returns, 5 Years [Percent]	8.46%
Average Annual Total Returns, 10 Years [Percent]	3.51%
Premier Solutions Standard | PGIMJennisonNaturalResourcesFundIncClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Natural Resources
Portfolio Company Name [Text Block]	PGIM Jennison Natural Resources Fund, Inc. - Class A
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC
Current Expenses [Percent]	1.27%
Average Annual Total Returns, 1 Year [Percent]	(2.18%)
Average Annual Total Returns, 5 Years [Percent]	14.95%
Average Annual Total Returns, 10 Years [Percent]	1.43%
Premier Solutions Standard | PioneerFundamentalGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Pioneer Fundamental Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	32.48%
Average Annual Total Returns, 5 Years [Percent]	17.38%
Average Annual Total Returns, 10 Years [Percent]	13.00%
Premier Solutions Standard | TIAACREFBondIndexFundRetirementClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core Bond
Portfolio Company Name [Text Block]	TIAA-CREF Bond Index Fund - Retirement Class
Portfolio Company Adviser [Text Block]	Teachers Advisors LLC
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	0.32%
Average Annual Total Returns, 1 Year [Percent]	5.48%
Average Annual Total Returns, 5 Years [Percent]	0.72%
Average Annual Total Returns, 10 Years [Percent]	1.44%
Premier Solutions Standard | TIAACREFEquityIndexFundRetirementClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	TIAA-CREF Equity Index Fund - Retirement Class
Portfolio Company Adviser [Text Block]	Teachers Advisors LLC
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	25.59%
Average Annual Total Returns, 5 Years [Percent]	14.84%
Average Annual Total Returns, 10 Years [Percent]	11.17%
Premier Solutions Standard | TIAACREFLargeCapGrowthIndexFundRetirementClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	TIAA-CREF Large-Cap Growth Index Fund - Retirement Class
Portfolio Company Adviser [Text Block]	Teachers Advisors LLC
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	42.29%
Average Annual Total Returns, 5 Years [Percent]	19.14%
Average Annual Total Returns, 10 Years [Percent]	14.51%
Premier Solutions Standard | TIAACREFLargeCapValueIndexFundRetirementClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	TIAA-CREF Large-Cap Value Index Fund - Retirement Class
Portfolio Company Adviser [Text Block]	Teachers Advisors LLC
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	11.15%
Average Annual Total Returns, 5 Years [Percent]	10.61%
Average Annual Total Returns, 10 Years [Percent]	8.09%
Premier Solutions Standard | TimothyPlanLargeMidCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Timothy Plan Large/Mid-Cap Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Timothy Partners Ltd
Portfolio Company Subadviser [Text Block]	Westwood Management Corp
Current Expenses [Percent]	1.34%
Average Annual Total Returns, 1 Year [Percent]	13.20%
Average Annual Total Returns, 5 Years [Percent]	12.70%
Average Annual Total Returns, 10 Years [Percent]	8.67%
Premier Solutions Standard | VirtusCeredexLargeCapValueEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Virtus Ceredex Large-Cap Value Equity Fund - Class A
Portfolio Company Adviser [Text Block]	Virtus Fund Advisers, LLC
Portfolio Company Subadviser [Text Block]	Ceredex Value Advisors LLC
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	14.57%
Average Annual Total Returns, 5 Years [Percent]	10.67%
Average Annual Total Returns, 10 Years [Percent]	7.63%
Premier Solutions Standard | VirtusNFJInternationalValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Value
Portfolio Company Name [Text Block]	Virtus NFJ International Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Virtus Investment Advisers, Inc.
Portfolio Company Subadviser [Text Block]	NFJ Investment Group LLC - Dallas
Current Expenses [Percent]	1.30%
Average Annual Total Returns, 1 Year [Percent]	10.33%
Average Annual Total Returns, 5 Years [Percent]	5.39%
Average Annual Total Returns, 10 Years [Percent]	0.24%
Premier Solutions Standard | HartfordBalancedHLSFundClassIAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Moderate Allocation
Portfolio Company Name [Text Block]	Hartford Balanced HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	14.78%
Average Annual Total Returns, 5 Years [Percent]	10.26%
Average Annual Total Returns, 10 Years [Percent]	7.61%
Premier Solutions Standard | HartfordCapitalAppreciationHLSFundClassIAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Hartford Capital Appreciation HLS Fund - Class IA (Closed to Contracts issued on or about 1/3/2005)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	20.00%
Average Annual Total Returns, 5 Years [Percent]	13.30%
Average Annual Total Returns, 10 Years [Percent]	9.27%
Premier Solutions Standard | HartfordStockHLSFundClassIAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Hartford Stock HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	7.72%
Average Annual Total Returns, 5 Years [Percent]	13.44%
Average Annual Total Returns, 10 Years [Percent]	10.69%
Premier Solutions Standard | InvescoDiversifiedDividendFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Invesco Diversified Dividend Fund - Investor Class
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	8.86%
Average Annual Total Returns, 5 Years [Percent]	9.86%
Average Annual Total Returns, 10 Years [Percent]	7.63%
Premier Solutions Standard | InvescoSmallCapGrowthFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	Invesco Small Cap Growth Fund - Investor Class
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	12.75%
Average Annual Total Returns, 5 Years [Percent]	8.80%
Average Annual Total Returns, 10 Years [Percent]	7.38%
Premier Solutions Standard | JanusHendersonGlobalResearchFundClassSMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Growth
Portfolio Company Name [Text Block]	Janus Henderson Global Research Fund - Class S
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	26.28%
Average Annual Total Returns, 5 Years [Percent]	12.84%
Average Annual Total Returns, 10 Years [Percent]	8.56%
Premier Solutions Standard | MFSCoreEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	MFS® Core Equity Fund - Class A*
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	22.86%
Average Annual Total Returns, 5 Years [Percent]	14.90%
Average Annual Total Returns, 10 Years [Percent]	11.38%
Premier Solutions Standard | MFSMidCapGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	MFS® Mid Cap Growth Fund - Class A*
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	21.00%
Average Annual Total Returns, 5 Years [Percent]	12.84%
Average Annual Total Returns, 10 Years [Percent]	10.62%
Premier Solutions Standard | Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	7.89%
Average Annual Total Returns, 5 Years [Percent]	11.24%
Average Annual Total Returns, 10 Years [Percent]	8.41%
Premier Solutions Standard | MFSValueFundClassAMember
Prospectus:
Portfolio Company Name [Text Block]	MFS® Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Portfolio Company Subadviser [Text Block]
Premier Solutions Standard | ClearBridgeSmallCapGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	ClearBridge Small Cap Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Franklin Templeton Fund Adviser, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	8.63%
Average Annual Total Returns, 5 Years [Percent]	9.22%
Average Annual Total Returns, 10 Years [Percent]	7.72%
Premier Solutions Standard | HartfordDisciplinedEquityHLSFundClassIAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Hartford Disciplined Equity HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	21.24%
Average Annual Total Returns, 5 Years [Percent]	14.32%
Average Annual Total Returns, 10 Years [Percent]	11.84%
Premier Solutions Standard | BNYMellonCorePlusFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	BNY Mellon Core Plus Fund - Class A*
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Adviser, Inc
Portfolio Company Subadviser [Text Block]	Insight North America LLC
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	6.77%
Average Annual Total Returns, 5 Years [Percent]	2.08%
Average Annual Total Returns, 10 Years [Percent]	2.59%
Premier Solutions Standard | FidelityVIPFreedom2015PortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	US Insurance Target-Date 2015
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom 2015 Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	10.64%
Average Annual Total Returns, 5 Years [Percent]	6.29%
Average Annual Total Returns, 10 Years [Percent]	4.93%
Premier Solutions Standard | FidelityVIPFreedom2020PortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	US Insurance Target-Date 2020
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom 2020 Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	12.22%
Average Annual Total Returns, 5 Years [Percent]	7.22%
Average Annual Total Returns, 10 Years [Percent]	5.48%
Premier Solutions Standard | FidelityVIPFreedom2025PortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	US Insurance Target-Date 2025
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom 2025 Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	13.32%
Average Annual Total Returns, 5 Years [Percent]	7.98%
Average Annual Total Returns, 10 Years [Percent]	5.93%
Premier Solutions Standard | FidelityVIPFreedom2030PortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	US Insurance Target-Date 2030
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom 2030 Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	14.46%
Average Annual Total Returns, 5 Years [Percent]	9.02%
Average Annual Total Returns, 10 Years [Percent]	6.59%
Premier Solutions Standard | FidelityVIPFreedom2035PortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	US Insurance Target-Date 2035
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom 2035 Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	16.53%
Average Annual Total Returns, 5 Years [Percent]	10.57%
Average Annual Total Returns, 10 Years [Percent]	7.40%
Premier Solutions Standard | FidelityVIPFreedom2040PortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	US Insurance Target-Date 2040
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom 2040 Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	18.61%
Average Annual Total Returns, 5 Years [Percent]	11.65%
Average Annual Total Returns, 10 Years [Percent]	7.87%
Premier Solutions Standard | FidelityVIPFreedom2045PortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	US Insurance Target-Date 2045
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom 2045 Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	19.13%
Average Annual Total Returns, 5 Years [Percent]	11.75%
Average Annual Total Returns, 10 Years [Percent]	7.92%
Premier Solutions Standard | FidelityVIPFreedom2050PortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	US Insurance Target-Date 2050
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom 2050 Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	19.19%
Average Annual Total Returns, 5 Years [Percent]	11.74%
Average Annual Total Returns, 10 Years [Percent]	7.91%
Premier Solutions Standard | FidelityVIPFreedomIncomePortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	US Insurance Target-Date Retirement
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom Income Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	7.65%
Average Annual Total Returns, 5 Years [Percent]	3.68%
Average Annual Total Returns, 10 Years [Percent]	3.13%
Premier Solutions Standard | FidelityVIPFundsManager20PortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	US Insurance Conservative Allocation
Portfolio Company Name [Text Block]	Fidelity® VIP FundsManager 20% Portfolio - Service Class 2*
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	7.91%
Average Annual Total Returns, 5 Years [Percent]	3.74%
Average Annual Total Returns, 10 Years [Percent]	3.03%
Premier Solutions Standard | FidelityVIPFundsManager50PortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	US Insurance Moderate Allocation
Portfolio Company Name [Text Block]	Fidelity® VIP FundsManager 50% Portfolio - Service Class 2*
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	12.65%
Average Annual Total Returns, 5 Years [Percent]	7.36%
Average Annual Total Returns, 10 Years [Percent]	5.35%
Premier Solutions Standard | FidelityVIPFundsManager60PortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	US Insurance Moderate Allocation
Portfolio Company Name [Text Block]	Fidelity® VIP FundsManager 60% Portfolio - Service Class 2*
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	14.08%
Average Annual Total Returns, 5 Years [Percent]	8.43%
Average Annual Total Returns, 10 Years [Percent]	6.10%
Premier Solutions Standard | FidelityVIPFundsManager70PortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	US Insurance Moderately Aggressive Allocation
Portfolio Company Name [Text Block]	Fidelity® VIP FundsManager 70% Portfolio - Service Class 2*
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	15.57%
Average Annual Total Returns, 5 Years [Percent]	9.58%
Average Annual Total Returns, 10 Years [Percent]	6.74%
Premier Solutions Standard | FidelityVIPFundsManager85PortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	US Insurance Aggressive Allocation
Portfolio Company Name [Text Block]	Fidelity® VIP FundsManager 85% Portfolio - Service Class 2*
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	17.48%
Average Annual Total Returns, 5 Years [Percent]	11.10%
Average Annual Total Returns, 10 Years [Percent]	7.72%
Premier Solutions Standard | FranklinMutualUSMidCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Franklin Mutual U.S. Mid Cap Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	7.40%
Average Annual Total Returns, 5 Years [Percent]	6.78%
Average Annual Total Returns, 10 Years [Percent]	4.96%
Premier Solutions Standard | HartfordHealthcareHLSFundClassIAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Health
Portfolio Company Name [Text Block]	Hartford Healthcare HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	4.11%
Average Annual Total Returns, 5 Years [Percent]	10.88%
Average Annual Total Returns, 10 Years [Percent]	10.18%
Premier Solutions Standard | InvescoCapitalAppreciationFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Invesco Capital Appreciation Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	35.51%
Average Annual Total Returns, 5 Years [Percent]	16.20%
Average Annual Total Returns, 10 Years [Percent]	11.32%
Premier Solutions Standard | InvescoTechnologyFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Technology
Portfolio Company Name [Text Block]	Invesco Technology Fund - Investor Class
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	47.38%
Average Annual Total Returns, 5 Years [Percent]	14.90%
Average Annual Total Returns, 10 Years [Percent]	12.11%
Premier Solutions Standard | JohnHancockNewOpportunitiesFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	John Hancock New Opportunities Fund - Class A*
Portfolio Company Adviser [Text Block]	John Hancock Investment Management LLC
Portfolio Company Subadviser [Text Block]	GW&K Investment Management, LLC
Current Expenses [Percent]	1.21%
Average Annual Total Returns, 1 Year [Percent]	14.44%
Average Annual Total Returns, 5 Years [Percent]	10.24%
Average Annual Total Returns, 10 Years [Percent]	6.15%
Premier Solutions Standard | MFSHighIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund High Yield Bond
Portfolio Company Name [Text Block]	MFS® High Income Fund - Class A*
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	12.18%
Average Annual Total Returns, 5 Years [Percent]	4.35%
Average Annual Total Returns, 10 Years [Percent]	3.53%
Premier Solutions Standard | MFSUtilitiesFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Utilities
Portfolio Company Name [Text Block]	MFS® Utilities Fund - Class A*
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	(2.25%)
Average Annual Total Returns, 5 Years [Percent]	8.15%
Average Annual Total Returns, 10 Years [Percent]	6.23%
Premier Solutions Standard | ParticipantLoanMember
Prospectus:
Name of Benefit [Text Block]	Participant Loan
Purpose of Benefit [Text Block]	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.
Standard Benefit [Flag]	true
Standard Benefit Expense, Maximum [Dollars]	$ 50.00
Brief Restrictions / Limitations [Text Block]	•Must be permitted by the Code and the terms of the Plan.BenefitPurposeWhether Benefit Is Standard or OptionalMaximum FeeRestrictions/Limitations
Name of Benefit [Text Block]	Participant Loan
Operation of Benefit [Text Block]	Participant Loans During the Accumulation Period, a Participant under a Tax-sheltered Annuity plan may request a loan from his or her Participant Account, if permitted by the Plan. Loans from a Participant’s Account may not be available in all states or may be subject to restrictions. When you initiate a loan from your Participant Account, We deduct a loan set-up fee of $50. In addition, while your loan is outstanding, We deduct a $50 annual loan administration fee from your Participant Account on a quarterly basis. We deduct 25 percent of the annual fee on the last Valuation Day of each quarter, or from the proceeds of a full Surrender of your Participant Account. When you take a loan from your Participant Account, for record-keeping purposes, an amount equal to your loan, plus interest, is placed into a loan account. When you make loan repayments, the amount of the loan account decreases until your loan account is re-paid in full. You must pay back your loan according to the payment schedule set by the terms of your loan agreement. The loan agreement describes the terms, conditions, and any fees or charges of your loan. Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Account. The longer a loan is outstanding, the greater the impact on the Participant’s Account is likely to be. Also, if not repaid, the outstanding loan balance will reduce the death benefit otherwise payable to the Beneficiary.
Premier Solutions Standard | SystemicWithdrawalOptionMember
Prospectus:
Name of Benefit [Text Block]	Systemic Withdrawal Option
Purpose of Benefit [Text Block]	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Limited to Participants who have terminated their employment with the Employer;•Duration of payments may not extend beyond the Participant’s life expectancy;•A Participant may not elect the Systemic Withdrawal Option if there is an outstanding Loan.
Name of Benefit [Text Block]	Systemic Withdrawal Option
Premier Solutions Standard | Standard Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Death Benefit
Purpose of Benefit [Text Block]	If the participant dies during the Accumulation Period, then the type of death benefit paid depends on whether the participant died (a) before age 65, or (b) on or after age 65. If the participant died before age 65, a Minimum Death Benefit is payable to the Beneficiary, which is generally the greater of the greater of (a) the value of the Participant Account and (b) 100% of the Contributions to the Participant Account less prior Surrenders and outstanding Participant loans.If the participant dies on or after age 65, then the Contract pays a death benefit equal to the Participant Account Value, less any outstanding charges and loan balances.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	1.25%
Brief Restrictions / Limitations [Text Block]	•For Minimum Death Benefit, value of Participant account measured on date that all completed paperwork received for all states except IL. In IL, measured on date Due Proof of Death is received.•The deduction of advisory fees will reduce your death benefit.
Name of Benefit [Text Block]	Death Benefit
Operation of Benefit [Text Block]	Death Benefits Determination of the Beneficiary: The Beneficiary is the person or persons designated to receive payment of the death benefit upon the death of the Participant. If no designated Beneficiary remains living at the death of the Participant, the Participant’s estate is the Beneficiary. Death before the Annuity Commencement Date: • Death prior to age 65: If the Participant dies before the Annuity Commencement Date or the Participant’s attainment of age 65 (whichever comes first) the Minimum Death Benefit is payable to the Beneficiary. The Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. For Contracts purchased in Illinois, the Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. To the extent you have Related Contracts under your plan, we may take into consideration corresponding Participant Account values, Contributions, Surrenders, or loan indebtedness in calculating the Minimum Death Benefit. The value of a Participant’s Account on any Valuation Day before the Annuity Commencement Date will be reduced by any applicable Premium Taxes not already deducted. • Death on or after age 65: If the Participant dies before the Annuity Commencement Date but on or after the Participant’s 65th birthday, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices. For Contracts purchased in Illinois, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death at our Administrative Offices. Calculation of the death benefit: Except for Contracts purchased in Illinois, if the Participant dies before the Annuity Commencement Date, the death benefit will be calculated as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction. The death benefit remains invested in the Separate Account and/or General Account option according to your last instructions until the proceeds are paid or we receive new settlement instructions from the Beneficiary. During the time period between our receipt of Due Proof of Death and our receipt of the completed settlement instructions, the calculated death benefit will be subject to market fluctuations. Upon receipt of complete settlement instructions, we will calculate the payable amount. If the proceeds are taken in a single sum, payment will normally be made within seven days of our receipt of completed settlement instructions. You may apply the death benefit payment to any one of the Annuity payout options (See “Annuity Payout Options”) instead of receiving the death benefit payment in a single sum. An election to receive payment of death benefits under an Annuity payout option must be made before a lump sum settlement and within one year after the death by written notice to us at our Administrative Offices. Proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payouts will become operative unless the initial Annuity payout is at least $20 on either a variable or fixed basis, or $20 on each basis when a combination benefit is elected. The manner in which the Annuity payouts are determined and in which they may vary from month to month are the same as applicable to a Participant’s Account after retirement (See “Contract Value”). Death on or after the Annuity Commencement Date: If the Annuitant dies on or after the Annuity Commencement Date, there may be no payout at death unless the Annuitant has elected an Annuity payout option that permits the Beneficiary to elect to continue Annuity payouts or to receive the computed value.
Premier Solutions Standard | Percent125Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	$ 8,020
Surrender Expense, 3 Years, Maximum [Dollars]	13,331
Surrender Expense, 5 Years, Maximum [Dollars]	18,736
Surrender Expense, 10 Years, Maximum [Dollars]	36,928
Annuitized Expense, 1 Year, Maximum [Dollars]	3,443
Annuitized Expense, 3 Years, Maximum [Dollars]	10,490
Annuitized Expense, 5 Years, Maximum [Dollars]	17,756
Annuitized Expense, 10 Years, Maximum [Dollars]	36,928
No Surrender Expense, 1 Year, Maximum [Dollars]	3,443
No Surrender Expense, 3 Years, Maximum [Dollars]	10,490
No Surrender Expense, 5 Years, Maximum [Dollars]	17,756
No Surrender Expense, 10 Years, Maximum [Dollars]	36,928
Premier Solutions Standard | Percent105Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	7,825
Surrender Expense, 3 Years, Maximum [Dollars]	12,746
Surrender Expense, 5 Years, Maximum [Dollars]	17,758
Surrender Expense, 10 Years, Maximum [Dollars]	35,051
Annuitized Expense, 1 Year, Maximum [Dollars]	3,238
Annuitized Expense, 3 Years, Maximum [Dollars]	9,885
Annuitized Expense, 5 Years, Maximum [Dollars]	16,767
Annuitized Expense, 10 Years, Maximum [Dollars]	35,051
No Surrender Expense, 1 Year, Maximum [Dollars]	3,238
No Surrender Expense, 3 Years, Maximum [Dollars]	9,885
No Surrender Expense, 5 Years, Maximum [Dollars]	16,767
No Surrender Expense, 10 Years, Maximum [Dollars]	35,051
Premier Solutions Standard | Percent085Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	7,630
Surrender Expense, 3 Years, Maximum [Dollars]	12,158
Surrender Expense, 5 Years, Maximum [Dollars]	16,769
Surrender Expense, 10 Years, Maximum [Dollars]	33,137
Annuitized Expense, 1 Year, Maximum [Dollars]	3,033
Annuitized Expense, 3 Years, Maximum [Dollars]	9,278
Annuitized Expense, 5 Years, Maximum [Dollars]	15,769
Annuitized Expense, 10 Years, Maximum [Dollars]	33,137
No Surrender Expense, 1 Year, Maximum [Dollars]	3,033
No Surrender Expense, 3 Years, Maximum [Dollars]	9,278
No Surrender Expense, 5 Years, Maximum [Dollars]	15,769
No Surrender Expense, 10 Years, Maximum [Dollars]	33,137
Premier Solutions Standard | Percent075Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	7,533
Surrender Expense, 3 Years, Maximum [Dollars]	11,863
Surrender Expense, 5 Years, Maximum [Dollars]	16,266
Surrender Expense, 10 Years, Maximum [Dollars]	32,165
Annuitized Expense, 1 Year, Maximum [Dollars]	2,931
Annuitized Expense, 3 Years, Maximum [Dollars]	8,974
Annuitized Expense, 5 Years, Maximum [Dollars]	15,267
Annuitized Expense, 10 Years, Maximum [Dollars]	32,165
No Surrender Expense, 1 Year, Maximum [Dollars]	2,931
No Surrender Expense, 3 Years, Maximum [Dollars]	8,974
No Surrender Expense, 5 Years, Maximum [Dollars]	15,267
No Surrender Expense, 10 Years, Maximum [Dollars]	32,165
Premier Solutions Standard | Percent065Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	7,435
Surrender Expense, 3 Years, Maximum [Dollars]	11,567
Surrender Expense, 5 Years, Maximum [Dollars]	15,762
Surrender Expense, 10 Years, Maximum [Dollars]	31,184
Annuitized Expense, 1 Year, Maximum [Dollars]	2,828
Annuitized Expense, 3 Years, Maximum [Dollars]	8,668
Annuitized Expense, 5 Years, Maximum [Dollars]	14,762
Annuitized Expense, 10 Years, Maximum [Dollars]	31,184
No Surrender Expense, 1 Year, Maximum [Dollars]	2,828
No Surrender Expense, 3 Years, Maximum [Dollars]	8,668
No Surrender Expense, 5 Years, Maximum [Dollars]	14,762
No Surrender Expense, 10 Years, Maximum [Dollars]	31,184
Premier Solutions Standard | Percent050Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	7,289
Surrender Expense, 3 Years, Maximum [Dollars]	11,123
Surrender Expense, 5 Years, Maximum [Dollars]	15,002
Surrender Expense, 10 Years, Maximum [Dollars]	29,694
Annuitized Expense, 1 Year, Maximum [Dollars]	2,675
Annuitized Expense, 3 Years, Maximum [Dollars]	8,209
Annuitized Expense, 5 Years, Maximum [Dollars]	14,002
Annuitized Expense, 10 Years, Maximum [Dollars]	29,694
No Surrender Expense, 1 Year, Maximum [Dollars]	2,675
No Surrender Expense, 3 Years, Maximum [Dollars]	8,209
No Surrender Expense, 5 Years, Maximum [Dollars]	14,002
No Surrender Expense, 10 Years, Maximum [Dollars]	29,694
Premier Solutions Standard | Percent035Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	7,143
Surrender Expense, 3 Years, Maximum [Dollars]	10,677
Surrender Expense, 5 Years, Maximum [Dollars]	14,237
Surrender Expense, 10 Years, Maximum [Dollars]	28,181
Annuitized Expense, 1 Year, Maximum [Dollars]	2,521
Annuitized Expense, 3 Years, Maximum [Dollars]	7,749
Annuitized Expense, 5 Years, Maximum [Dollars]	13,237
Annuitized Expense, 10 Years, Maximum [Dollars]	28,181
No Surrender Expense, 1 Year, Maximum [Dollars]	2,521
No Surrender Expense, 3 Years, Maximum [Dollars]	7,749
No Surrender Expense, 5 Years, Maximum [Dollars]	13,237
No Surrender Expense, 10 Years, Maximum [Dollars]	28,181
Premier Solutions Standard | Percent015Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	6,948
Surrender Expense, 3 Years, Maximum [Dollars]	10,080
Surrender Expense, 5 Years, Maximum [Dollars]	13,209
Surrender Expense, 10 Years, Maximum [Dollars]	26,128
Annuitized Expense, 1 Year, Maximum [Dollars]	2,316
Annuitized Expense, 3 Years, Maximum [Dollars]	7,133
Annuitized Expense, 5 Years, Maximum [Dollars]	12,209
Annuitized Expense, 10 Years, Maximum [Dollars]	26,128
No Surrender Expense, 1 Year, Maximum [Dollars]	2,316
No Surrender Expense, 3 Years, Maximum [Dollars]	7,133
No Surrender Expense, 5 Years, Maximum [Dollars]	12,209
No Surrender Expense, 10 Years, Maximum [Dollars]	26,128
Premier Solutions Standard | Percent000Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	6,802
Surrender Expense, 3 Years, Maximum [Dollars]	9,631
Surrender Expense, 5 Years, Maximum [Dollars]	12,432
Surrender Expense, 10 Years, Maximum [Dollars]	24,562
Annuitized Expense, 1 Year, Maximum [Dollars]	2,162
Annuitized Expense, 3 Years, Maximum [Dollars]	6,669
Annuitized Expense, 5 Years, Maximum [Dollars]	11,433
Annuitized Expense, 10 Years, Maximum [Dollars]	24,562
No Surrender Expense, 1 Year, Maximum [Dollars]	2,162
No Surrender Expense, 3 Years, Maximum [Dollars]	6,669
No Surrender Expense, 5 Years, Maximum [Dollars]	11,433
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 24,562
Premier Solutions Standard (Series A-II)
Prospectus:
Fees and Expenses [Text Block]
FEES AND EXPENSES	LOCATION IN PROSPECTUS
Charges for Early Withdrawals
You do not pay a sales charge at the time you make a Contribution to your
Participant Account. But you may pay a Contingent Deferred Sales Charge
(“CDSC”) if you fully or partially surrender your Participant Account Value during the first five Contract Years. No CDSC applies in the sixth Contract
Year or later.

For example, if you made a withdrawal of $100,000.00 (a partial surrender)
from your Participant Account Value during your first Contract Year, you would pay a maximum CDSC of $5,000.00.
Contract Charges: Contingent Deferred Sales Charge
Transaction Charges
In addition to the Contingent Deferred Surrender Charge, you may be
charged for other transactions. These may include fees to set up and administer a Loan from your Participant Account Value, charges for Premium
Taxes that are imposed by a State or other government entity, or a Transfer
Fee for transfers among the Sub-Accounts that exceed twelve transfers in a
Contract Year.
Contract Charges: Loan Fees; Premium Taxes; and Transfer Fees
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year.
Please refer to your Contract specifications page for information about the specific fees you will pay each year.

The fees and expenses don’t reflect advisory fees that are paid to investment advisors from the Participant Account. If such charges were reflected, such fees and expenses would be higher.
				Fee Table: Participant Transaction Expenses; Annual Contract Expenses; Annual Underlying Funds Operating Expenses
	Annual Fee	Minimum	Maximum
	Base Contract[1]	0%	1.37%
	Investment options (Fund fees and expenses)[2]	0.30%	3.29%
	1 As a percentage of Total Value of Participant Accounts under the Contract. [2] As a percentage of Underlying Fund assets.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

Lowest Annual Cost: $1,414	Highest Annual Cost: $3,664
Assumes: Investment of $100,000 •5% annual appreciation •Least expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals	Assumes: Investment of $100,000 •5% annual appreciation •Most expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or
Other Plan or Participant Charges	Any plan-specific fees.	Fee Table: Participant Transaction Expenses

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals
You do not pay a sales charge at the time you make a Contribution to your
Participant Account. But you may pay a Contingent Deferred Sales Charge
(“CDSC”) if you fully or partially surrender your Participant Account Value during the first five Contract Years. No CDSC applies in the sixth Contract
Year or later.

For example, if you made a withdrawal of $100,000.00 (a partial surrender)
from your Participant Account Value during your first Contract Year, you would pay a maximum CDSC of $5,000.00.
Contract Charges: Contingent Deferred Sales Charge

Surrender Charge Phaseout Period, Years | yr	5
Surrender Charge Example Maximum [Dollars]	$ 5,000.00
Transaction Charges [Text Block]
Transaction Charges
In addition to the Contingent Deferred Surrender Charge, you may be
charged for other transactions. These may include fees to set up and administer a Loan from your Participant Account Value, charges for Premium
Taxes that are imposed by a State or other government entity, or a Transfer
Fee for transfers among the Sub-Accounts that exceed twelve transfers in a
Contract Year.
Contract Charges: Loan Fees; Premium Taxes; and Transfer Fees

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year.
Please refer to your Contract specifications page for information about the specific fees you will pay each year.

The fees and expenses don’t reflect advisory fees that are paid to investment advisors from the Participant Account. If such charges were reflected, such fees and expenses would be higher.
				Fee Table: Participant Transaction Expenses; Annual Contract Expenses; Annual Underlying Funds Operating Expenses
	Annual Fee	Minimum	Maximum
	Base Contract[1]	0%	1.37%
	Investment options (Fund fees and expenses)[2]	0.30%	3.29%
	1 As a percentage of Total Value of Participant Accounts under the Contract. [2] As a percentage of Underlying Fund assets.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

Lowest Annual Cost: $1,414	Highest Annual Cost: $3,664
Assumes: Investment of $100,000 •5% annual appreciation •Least expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals	Assumes: Investment of $100,000 •5% annual appreciation •Most expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or
Other Plan or Participant Charges	Any plan-specific fees.	Fee Table: Participant Transaction Expenses

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	0.00%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.37%
Base Contract (N-4) Footnotes [Text Block]	1 As a percentage of Total Value of Participant Accounts under the Contract.
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.30%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	3.29%
Investment Options Footnotes [Text Block]	2 As a percentage of Underlying Fund assets.
Lowest and Highest Annual Cost [Table Text Block]
Lowest Annual Cost: $1,414	Highest Annual Cost: $3,664
Assumes: Investment of $100,000 •5% annual appreciation •Least expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals	Assumes: Investment of $100,000 •5% annual appreciation •Most expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or
Other Plan or Participant Charges	Any plan-specific fees.	Fee Table: Participant Transaction Expenses

Lowest Annual Cost [Dollars]	$ 1,414
Highest Annual Cost [Dollars]	$ 3,664
Risks [Table Text Block]
RISKS		LOCATION IN PROSPECTUS
Risk of Loss	You can lose money by investing in this Contract, including loss of principal and prior credited earnings.	Principal Risks
Not a Short Term Investment
The Contract is designed as a long-term accumulation Investment for retirement savings. It is not designed for short term investment and is not appropriate for an investor who needs ready access to cash.
Principal Risks
Risks Associated with Investment Options
•An investment in this Contract is subject to the risk of poor investment performance of the Underlying Funds available under the Contract.
•Each Underlying Fund has its own unique risks.
•You should review the prospectus for each Underlying Fund before making an investment decision.
Principal Risks
Insurance Company Risks
Any obligations, guarantees, and benefits of the Contract are subject to the claims- paying ability of the Talcott Resolution. If Talcott Resolution experiences financial distress, it may not be able to meet its obligations to you.
More information about Talcott Resolution, including its financial strength ratings, is available upon request. You may make such request by calling 844-
804-8989 or visiting https://www.talcottresolution.com
Principal Risks

Investment Restrictions [Text Block]	Talcott may add or remove an Underlying Fund as an investment option under the Contract or to limit its availability to new Contributions or Transfers of Participant Account Value
Optional Benefit Restrictions [Text Block]	Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-account will apply only to amounts remaining in the Sub-accounts. A loan that is not repaid will also reduce the death benefit.If the Participant elects to pay third-party advisory fees out of the Contract, they may be subject to federal and state taxes, and a 10% federal tax penalty may apply if the Participant is under age 59 1∕2.
Tax Implications [Text Block]	•You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.•Because you purchase the Contract through a qualified retirement plan, it does not provide any additional tax benefit.•Earnings on your Contract are generally taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59 1∕2.
Investment Professional Compensation [Text Block]	Your registered representative may receive compensation in the form of commissions for selling this Contract to you. Such compensation may influence your registered representative to recommend this Contract over another investment.
Exchanges [Text Block]	Because this Contract is no longer available for sale, it should not be offered to you in exchange for another annuity contract that you own. But you should be aware, in general, that some investment professionals have a financial incentive
Item 4. Fee Table [Text Block]	Fee Table The following tables describe the fees and expenses that you, as a Participant, will pay when opening, holding and surrendering amounts from your Participant Account. Please contact your Plan Administrator for information about the specific fees you will pay each year under the Contract. Please note that there may be additional extra-contractual fees and charges that are not reflected in the Fee Tables, such as custodial or advisory fees that are plan and/or Participant specific, and if such costs were reflected, the cost would be higher. Depending on the type of charge, these may reduce your Participant Account Value and/or could have tax consequences. See the Section “Plan Related Expenses” under “Contract Charges” later in this Prospectus. The Contract may be available to third-party intermediaries who may charge you a fee for their services in addition to Contract fees and expenses. If you wish to pay these fees from your Covered Account Value, then the deduction will reduce the death benefit and may be subject to state and federal income taxes and a 10% federal penalty tax may apply if you are under age 59 1∕2. The first table describes the fees and expenses you will pay at the time you make contributions to, withdrawals from, request a Loan from, surrender you Participant Account value, or transfer Participant Account value between Sub-Accounts. State Premium Tax may also be deducted.Participant Transaction Expenses
Sales Load on Premium Payments	None
Maximum Surrender Charge (as a % of each premium payment withdrawn)(1)	5%
Transfer Processing Fee	After the first 12 transfers in a Contract Year, we may charge $5 for each additional transfer during that Contract Year. There is no fee for the first 12 transfers during a Contract Year.
Loan Set-up Fee	$50
The next table describes the fees that you will pay each year during the time that you hold Participant Account value under the Contract (not including Underlying Fund fees and expenses). Annual Contract Expenses
	Maximum Fee	Minimum Fee
Annual Maintenance Fee(2)	$30	$0.00
Base Contract Fee (as a percentage of average daily Sub-Account value)(3)	1.25%	0.00%
Annual Loan Administration Fee(4)	$50.00	$50.00
The next item shows the minimum and maximum total operating expenses charged by the Underlying Funds as of December 31, 2023 that you may pay periodically during the time that you participate in the Contract. A complete list of the Underlying Funds available under the Contract, including their annual expenses, may be found at the back of this Prospectus in Appendix A – Underlying Funds.
Annual Underlying Funds Operating Expenses	Minimum	Maximum
Expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses	0.30%	3.29%
_____________________________________________________________________________________________ (1)We do not deduct a charge for sales expenses from premiums at the time they are paid. However, We may deduct a surrender charge when a premium is withdrawn upon a surrender or partial surrender or applied to certain annuity options during the first five years following the payment of that premium. The surrender charge is calculated as a percentage of the premium payment being withdrawn or annuitized during the applicable Premium Year. The amount of the surrender charge decreases over time, measured from the date the premium payment is credited to the Contract. The surrender charge percentages are shown below.
Premium Years Since Payment of Premium	1	2	3	4	5	6+
Charge (%)	5	4	3	2	1	0
(2)The Annual Maintenance Fee is deducted from each Participant Account on a quarterly basis. The maximum Annual Maintenance Fee is $30.00. The current Annual Maintenance Fee varies with the Average Participant Account Value under the Contract. For Average Participant Account Values between $0 and $19,999.00, the Annual Maintenance Fee is $20.00, for Average Participant Account Values between $20,000.00 and 39,000.00, the Annual Maintenance Fee is $10.00 and for Average Participant Account Values over $40,000.00, the Annual Maintenance Fee is $0.(3)The Base Contract Fee consists of the Mortality and Expense Risk and Administrative Charge, which varies with the total value of Participant Accounts under the Contract. The Mortality and Expense Risk and Administrative Charge is either deducted daily (Method 1) or quarterly (Method 2), depending on which method is selected by your Employer.(4)This fee does not include an interest charged under the terms of the loan.
Transaction Expenses [Table Text Block]	Participant Transaction Expenses
Sales Load on Premium Payments	None
Maximum Surrender Charge (as a % of each premium payment withdrawn)(1)	5%
Transfer Processing Fee	After the first 12 transfers in a Contract Year, we may charge $5 for each additional transfer during that Contract Year. There is no fee for the first 12 transfers during a Contract Year.
Loan Set-up Fee	$50

Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	5.00%
Deferred Sales Load, Footnotes [Text Block]	We do not deduct a charge for sales expenses from premiums at the time they are paid. However, We may deduct a surrender charge when a premium is withdrawn upon a surrender or partial surrender or applied to certain annuity options during the first five years following the payment of that premium. The surrender charge is calculated as a percentage of the premium payment being withdrawn or annuitized during the applicable Premium Year. The amount of the surrender charge decreases over time, measured from the date the premium payment is credited to the Contract. The surrender charge percentages are shown below.
Premium Years Since Payment of Premium	1	2	3	4	5	6+
Charge (%)	5	4	3	2	1	0

Exchange Fee, Maximum [Dollars]	$ 5
Other Transaction Fee, Maximum [Dollars]	$ 50
Annual Contract Expenses [Table Text Block]	Annual Contract Expenses
	Maximum Fee	Minimum Fee
Annual Maintenance Fee(2)	$30	$0.00
Base Contract Fee (as a percentage of average daily Sub-Account value)(3)	1.25%	0.00%
Annual Loan Administration Fee(4)	$50.00	$50.00

Administrative Expense, Maximum [Dollars]	$ 30
Administrative Expense, Minimum [Dollars]	$ 0.00
Administrative Expense, Footnotes [Text Block]	The Annual Maintenance Fee is deducted from each Participant Account on a quarterly basis. The maximum Annual Maintenance Fee is $30.00. The current Annual Maintenance Fee varies with the Average Participant Account Value under the Contract. For Average Participant Account Values between $0 and $19,999.00, the Annual Maintenance Fee is $20.00, for Average Participant Account Values between $20,000.00 and 39,000.00, the Annual Maintenance Fee is $10.00 and for Average Participant Account Values over $40,000.00, the Annual Maintenance Fee is $0.
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.25%
Base Contract Expense (of Average Account Value), Minimum [Percent]	0.00%
Base Contract Expense, Footnotes [Text Block]	The Base Contract Fee consists of the Mortality and Expense Risk and Administrative Charge, which varies with the total value of Participant Accounts under the Contract. The Mortality and Expense Risk and Administrative Charge is either deducted daily (Method 1) or quarterly (Method 2), depending on which method is selected by your Employer.
Other Annual Expense, Maximum [Dollars]	$ 50.00
Other Annual Expense, Minimum [Dollars]	$ 50.00
Other Annual Expense, Footnotes [Text Block]	This fee does not include an interest charged under the terms of the loan.
Annual Portfolio Company Expenses [Table Text Block]
Annual Underlying Funds Operating Expenses	Minimum	Maximum
Expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses	0.30%	3.29%

Portfolio Company Expenses [Text Block]	Expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses
Portfolio Company Expenses Minimum [Percent]	0.30%
Portfolio Company Expenses Maximum [Percent]	3.29%
Item 5. Principal Risks [Table Text Block]	Principal Risks of Investing in the Contract Not a Short Term Investment Vehicle. The Contract is designed for retirement savings or other long-term purposes. It is not appropriate for investors who need ready access to cash. Risks Associated with Underlying Funds. The value of your investment and any returns will depend on the performance of the Underlying Fund(s) you select. You bear the risk of any decline in your Participant Account value resulting from the Underlying Fund(s)’ performance. Company’s Claims Paying Ability. Guarantees and benefits provided by the Talcott Resolution are subject to the financial strength and claims paying ability of the company. If the Talcott experiences financial difficulty, it may not be able to make guaranteed payments that exceed the assets in the Separate Account. Deduction of Third-Party Advisory Fees. Risks relating to the deduction of advisory fees will reduce your Participant Account Value and subject to state and federal income tax, as well as a 10% federal penalty tax if the Participant is under age 59 1/2. Limitations on Surrenders and Withdrawals. During the first five Contract Years we will deduct a Contingent Deferred Surrender Charge if you surrender or take a withdrawal from the Contract. You should purchase the Contract only if you have the ability to keep it in force for a substantial period of time. Contract Suspension. The Contract may be suspended where new Contributions and new Participant Accounts may be prohibited. Tax Consequences. Withdrawals are generally taxable as ordinary income. Withdrawals before age 59 1∕2 may be subject to a tax penalty. Cyber Security and Business Continuity Risk. Our business is highly dependent upon the effective operation of our computer systems and those of our business partners and service providers. Our business is therefore vulnerable to disruptions from utility outages and susceptible to operational and information security risks resulting from system failures and cybersecurity incidents. These risks include, among other things, the theft, misuse, corruption and destruction of electronic data, interference with or denial of service, attacks on systems or websites and other operational disruptions that could severely impede our ability to conduct our business and administer the Contract. Financial services companies and their third-party service providers are increasingly the targets of cyber-attacks involving the encryption of data (e.g., ransomware), disruptions in communications (e.g., denial of service), or unauthorized access to or release of personal or confidential information. In 2023, we were notified of a data security incident involving the MOVEit file transfer system used by numerous financial services companies. A third-party vendor uses that software on our behalf to, among other things, identify the deaths of insured persons and annuitants under life insurance policies and annuity contracts. We notified affected customers as required by law, and we continue to assess and investigate the overall impact of the incident. The techniques used to attack systems and networks change frequently, are becoming more sophisticated, and can originate from a wide variety of sources. The use of remote or flexible work arrangements, remote access tools, and mobile technology has expanded potential targets for cyber-attack. System failures and cybersecurity incidents may adversely affect you and/or your Contract. For instance, a cyber-attack may interfere with our ability to process Contract transactions or calculate Contract values, including Accumulation Unit values, or could result in the release of confidential customer information. Such events could also adversely affect us, as they may result in regulatory fines, financial losses and reputational damage. Cybersecurity incidents may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. Although we take efforts to protect our systems from cybersecurity incidents, there can be no assurance that we or our service providers or the underlying funds will be able to avoid cybersecurity incidents affecting Contract owners in the future. It is possible that a cybersecurity incident could persist for an extended period of time without detection. We are also exposed to risks related to natural and man-made disasters, and other severe events, such as storms, public health crises, terrorist acts, and military actions, any of which could adversely affect our business operations. While we have a business continuity plan and have taken precautions, we cannot assure you that severe events will not result in interruptions to our business operations, particularly if such events affect our computer systems or result in a significant number of our employees becoming unavailable. Interruptions to our business operations may impair our ability to effectively administer the Contract, including our ability to process orders and calculate Contract values. Additionally, our third-party service providers and other third-parties related to our business (such as financial intermediaries or underlying funds) are subject to similar risks. Successful implementation and execution of their business continuity policies and procedures are largely beyond our control. Disruptions to their business operations may impair our own business operations.Cybersecurity incidents may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. Although we take efforts to protect our systems from cybersecurity incidents, there can be no assurance that we or our service providers or the underlying funds will be able to avoid cybersecurity incidents affecting Contract owners in the future. It is possible that a cybersecurity incident could persist for an extended period of time without detection. We are also exposed to risks related to natural and man-made disasters, and other severe events, such as storms, public health crises, terrorist acts, and military actions, any of which could adversely affect our business operations. While we have a business continuity plan and have taken precautions, we cannot assure you that severe events will not result in interruptions to our business operations, particularly if such events affect our computer systems or result in a significant number of our employees becoming unavailable. Interruptions to our business operations may impair our ability to effectively administer the Contract, including our ability to process orders and calculate Contract values. Additionally, our third-party service providers and other third-parties related to our business (such as financial intermediaries or underlying funds) are subject to similar risks. Successful implementation and execution of their business continuity policies and procedures are largely beyond our control. Disruptions to their business operations may impair our own business operations.
Item 10. Benefits Available (N-4) [Text Block]	The above figures are simply to illustrate the calculation of a Variable Annuity and have no bearing on the actual historical record of any Separate Account.Benefits Available Under the Contract The following table summarizes information about the benefits under the Contract.
Benefit	Purpose	Whether Benefit Is Standard or Optional	Maximum Fee	Restrictions/ Limitations
Death Benefit
If the participant dies during
the Accumulation Period,
then the type of death benefit
paid depends on whether the
participant died (a) before
age 65, or (b) on or after
age 65. If the participant died
before age 65, a Minimum
Death Benefit is payable to
the Beneficiary, which is
generally the greater of the
greater of (a) the value of the
Participant Account and
(b) 100% of the
Contributions to the
Participant Account less prior
Surrenders and outstanding
Participant loans.
If the participant dies on or
after age 65, then the
Contract pays a death benefit
equal to the Participant
Account Value, less any
outstanding charges and loan
balances.
Standard
1.25% (Either
deducted via
Method 1 (daily
deduction as a
percentage of net
asset value of
each fund) or
Method 2
(quarterly
deduction as a
percentage of the
average daily
assets of Sub-
Accounts during
calendar quarter),
depending on
which method is
selected by your
Employer)

•For
Minimum
Death
Benefit,
value of
Participant
account
measured on
date that all
completed
paperwork
received for
all states
except IL. In
IL, measured
on date Due
Proof of
Death is
received.
•The
deduction of
advisory fees
will reduce
your death
benefit.

Participant Loan	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	Loan set-up fee of $50.00 and annual loan administration fee of $50.00.	•Must be permitted by the Code and the terms of the Plan.
Benefit	Purpose	Whether Benefit Is Standard or Optional	Maximum Fee	Restrictions/ Limitations
Systemic Withdrawal Option	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	None
•Limited to
Participants
who have
terminated
their
employment
with the
Employer;
•Duration of
payments
may not
extend
beyond the
Participant’s
life
expectancy;
•A Participant
may not
elect the
Systemic
Withdrawal
Option if
there is an
outstanding
Loan.

Benefits Available [Table Text Block]
Benefit	Purpose	Whether Benefit Is Standard or Optional	Maximum Fee	Restrictions/ Limitations
Death Benefit
If the participant dies during
the Accumulation Period,
then the type of death benefit
paid depends on whether the
participant died (a) before
age 65, or (b) on or after
age 65. If the participant died
before age 65, a Minimum
Death Benefit is payable to
the Beneficiary, which is
generally the greater of the
greater of (a) the value of the
Participant Account and
(b) 100% of the
Contributions to the
Participant Account less prior
Surrenders and outstanding
Participant loans.
If the participant dies on or
after age 65, then the
Contract pays a death benefit
equal to the Participant
Account Value, less any
outstanding charges and loan
balances.
Standard
1.25% (Either
deducted via
Method 1 (daily
deduction as a
percentage of net
asset value of
each fund) or
Method 2
(quarterly
deduction as a
percentage of the
average daily
assets of Sub-
Accounts during
calendar quarter),
depending on
which method is
selected by your
Employer)

•For
Minimum
Death
Benefit,
value of
Participant
account
measured on
date that all
completed
paperwork
received for
all states
except IL. In
IL, measured
on date Due
Proof of
Death is
received.
•The
deduction of
advisory fees
will reduce
your death
benefit.

Participant Loan	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	Loan set-up fee of $50.00 and annual loan administration fee of $50.00.	•Must be permitted by the Code and the terms of the Plan.
Benefit	Purpose	Whether Benefit Is Standard or Optional	Maximum Fee	Restrictions/ Limitations
Systemic Withdrawal Option	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	None
•Limited to
Participants
who have
terminated
their
employment
with the
Employer;
•Duration of
payments
may not
extend
beyond the
Participant’s
life
expectancy;
•A Participant
may not
elect the
Systemic
Withdrawal
Option if
there is an
outstanding
Loan.

Name of Benefit [Text Block]	Benefit
Purpose of Benefit [Text Block]	Purpose
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	Restrictions/Limitations
Name of Benefit [Text Block]	Benefit
Item 17. Portfolio Companies (N-4) [Text Block]	Appendix A – Underlying Funds The following is a list of the Underlying Funds currently available under the Contract. In the event more than one Underlying Funds were offered under the Contract, the Underlying Funds available to you may vary by Employer. In such an event, you should refer to your retirement plan documents for a list of Underlying Funds available to you. More information about the Underlying Fund is available in the prospectuses for the Fund, which may be amended from time to time and can be found online at https://plan.empower-retirement.com/plancloudws/fundprospectus. You can also request this information at no cost by calling (844) 804-8989 or sending an email request to participantservices@empower.com. The current expenses and performance information below reflect fees and expenses of the Underlying Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. The past performance of a Fund is not necessarily an indication of future performance.
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Value	AB Discovery Value Fund - Class A Adviser: AllianceBernstein L.P. Subadviser: N/A	1.10%	14.77%	10.57%	7.36%
US Fund Global Bond- USD Hedged	AB Global Bond Fund - Class A Adviser: AllianceBernstein L.P. Subadviser: N/A	0.80%	6.83%	0.88%	1.98%
US Fund High Yield Bond	AB High Income Fund - Class A Adviser: AllianceBernstein L.P. Subadviser: N/A	0.90%	14.33%	4.35%	3.69%
US Fund Foreign Large Value	AB International Value Fund - Class A* (Closed to Contracts issued on or about 8/1/2011) Adviser: AllianceBernstein L.P. Subadviser: N/A	1.25%	15.23%	6.44%	2.33%
US Fund Foreign Large Growth	AB Sustainable International Thematic Fund - Class A (Closed to Contracts issued on or about 8/1/2012) Adviser: AllianceBernstein L.P. Subadviser: N/A	1.06%	13.09%	8.02%	3.89%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	Alger Capital Appreciation Institutional Fund - Class I Adviser: Fred Alger Management, LLC Subadviser: N/A	1.25%	42.88%	14.90%	12.14%
US Fund Mid-Cap Growth	Alger Mid Cap Growth Institutional Fund - Class I* (Closed to Contracts issued on or about 8/1/2012) Adviser: Fred Alger Management, LLC Subadviser: N/A	1.24%	22.68%	12.04%	8.73%
US Fund Small Growth	Alger Small Cap Growth Institutional Fund - Class I Adviser: Fred Alger Management, LLC Subadviser: N/A	1.38%	14.83%	7.63%	6.72%
US Fund Moderate Allocation	Allspring Asset Allocation Fund - Class A* Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	1.12%	14.32%	8.19%	4.38%
US Fund Diversified Emerging Mkts	Allspring Emerging Markets Equity Fund - Class A* Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	1.43%	8.39%	3.34%	2.00%
US Fund Foreign Large Value	Allspring International Equity Fund - Class A* Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	1.15%	15.56%	5.38%	3.05%
US Fund Utilities	Allspring Utility and Telecommunications Fund - Class A* Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	1.04%	-5.19%	6.75%	6.95%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core Bond	American Century Diversified Bond Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	0.85%	5.04%	0.79%	1.30%
US Fund Large Blend	American Century Equity Growth Fund - Class A (Closed to Contracts issued on or about 5/3/2010) Adviser: American Century Investment Management Inc Subadviser: N/A	0.91%	24.01%	11.97%	9.01%
US Fund Large Value	American Century Equity Income Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	1.18%	3.64%	7.80%	7.72%
US Fund Intermediate Government	American Century Ginnie Mae Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	0.80%	4.45%	-0.18%	0.61%
US Fund Large Growth	American Century Growth Fund - Class A* Adviser: American Century Investment Management Inc Subadviser: N/A	1.17%	42.91%	17.76%	13.23%
US Fund Mid-Cap Growth	American Century Heritage Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	1.25%	20.24%	12.92%	9.07%
US Fund Mid-Cap Value	American Century Mid Cap Value Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	1.23%	5.90%	10.76%	8.43%
US Fund Small Value	American Century Small Cap Value Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	1.34%	15.93%	14.24%	8.46%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Blend	American Century Small Company Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	1.11%	20.99%	9.69%	5.77%
US Fund Money Market - Taxable	American Century U.S. Government Money Market Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	0.71%	4.40%	1.44%	1.10%
US Fund Large Growth	American Funds AMCAP Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.99%	30.59%	11.73%	9.72%
US Fund Large Value	American Funds American Mutual Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.91%	9.03%	10.36%	8.75%
US Fund Global Allocation	American Funds Capital Income Builder® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.92%	8.62%	6.78%	4.83%
US Fund Global Large- Stock Blend	American Funds Capital World Growth and Income FundSM - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	1.06%	20.42%	10.30%	6.89%
US Fund Foreign Large Growth	American Funds EuroPacific Growth Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	1.12%	15.29%	7.34%	4.22%
US Fund Large Blend	American Funds Fundamental Investors FundSM - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.93%	25.46%	13.13%	10.28%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Large- Stock Growth	American Funds New Perspective Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	1.07%	24.19%	13.16%	9.38%
US Fund Diversified Emerging Mkts	American Funds New World Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	1.22%	15.47%	8.21%	4.82%
US Fund Intermediate Core Bond	American Funds The Bond Fund of America® - Class R3 (Closed to Contracts issued on or about 5/3/2010) Adviser: Capital Research and Management Company Subadviser: N/A	0.89%	4.42%	1.31%	1.65%
US Fund Large Growth	American Funds The Growth Fund of America® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.94%	36.76%	14.53%	11.48%
US Fund Moderately Aggressive Allocation	American Funds The Income Fund of America® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.91%	7.22%	7.71%	6.10%
US Fund Large Blend	American Funds The Investment Company of America® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.91%	28.04%	13.72%	10.22%
US Fund Global Large- Stock Growth	American Funds The New Economy Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	1.06%	28.70%	11.04%	9.01%
US Fund Large Blend	American Funds Washington Mutual Investors Fund - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.92%	16.85%	12.89%	10.22%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	Ave Maria Growth Fund Adviser: Schwartz Investment Counsel Inc Subadviser: N/A	0.91%	30.29%	14.38%	11.12%
US Fund Large Blend	Ave Maria Rising Dividend Fund Adviser: Schwartz Investment Counsel Inc Subadviser: N/A	0.91%	13.19%	12.79%	9.18%
US Fund Mid-Cap Blend	Ave Maria Value Fund Adviser: Schwartz Investment Counsel Inc Subadviser: N/A	0.94%	3.52%	11.55%	6.23%
US Fund Large Growth	BlackRock Advantage Large Cap Growth Fund - Investor A Shares* (Closed to Contracts issued on or about 8/1/2013) Adviser: BlackRock Advisors LLC Subadviser: N/A	0.87%	39.37%	17.02%	11.40%
US Fund Small Growth	BlackRock Advantage Small Cap Growth Fund - Investor A Shares* Adviser: BlackRock Advisors LLC Subadviser: N/A	0.75%	18.47%	10.23%	6.93%
US Fund Large Growth	BlackRock Capital Appreciation Fund, Inc. - Investor A Shares Adviser: BlackRock Advisors LLC Subadviser: N/A	1.00%	48.85%	15.58%	12.37%
US Fund Large Value	BlackRock Equity Dividend Fund - Investor A Shares* Adviser: BlackRock Advisors LLC Subadviser: N/A	0.93%	12.37%	11.26%	8.76%
US Fund Global Allocation	BlackRock Global Allocation Fund, Inc. - Investor A Shares* Adviser: BlackRock Advisors LLC Subadviser: BlackRock International Limited; BlackRock (Singapore) Limited	1.09%	12.34%	7.29%	4.52%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Blend	BlackRock International Dividend Fund - Investor A Shares* Adviser: BlackRock Advisors LLC Subadviser: BlackRock International Limited	0.93%	15.36%	9.48%	3.42%
US Fund Target-Date 2025	BlackRock LifePath® Dynamic 2025 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited; BlackRock (Singapore) Limited	0.84%	12.87%	6.79%	5.23%
US Fund Target-Date 2030	BlackRock LifePath® Dynamic 2030 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited; BlackRock (Singapore) Limited	0.84%	14.97%	8.06%	6.00%
US Fund Target-Date 2035	BlackRock LifePath® Dynamic 2035 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited; BlackRock (Singapore) Limited	0.84%	17.00%	9.12%	6.62%
US Fund Target-Date 2040	BlackRock LifePath® Dynamic 2040 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited; BlackRock (Singapore) Limited	0.84%	18.90%	10.16%	7.20%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2045	BlackRock LifePath® Dynamic 2045 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited; BlackRock (Singapore) Limited	0.84%	20.72%	10.82%	7.54%
US Fund Target-Date 2050	BlackRock LifePath® Dynamic 2050 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited; BlackRock (Singapore) Limited	0.84%	21.69%	10.93%	7.63%
US Fund Target-Date 2055	BlackRock LifePath® Dynamic 2055 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited; BlackRock (Singapore) Limited	0.84%	21.77%	11.13%	7.70%
US Fund Target-Date Retirement	BlackRock LifePath® Dynamic Retirement Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited; BlackRock (Singapore) Limited	0.84%	12.00%	5.87%	4.45%
US Fund Mid-Cap Value	BlackRock Mid Cap Value Fund - Investor A Shares* Adviser: BlackRock Advisors LLC Subadviser: N/A	1.00%	12.29%	13.37%	8.31%
US Insurance Large Blend	BlackRock S&P 500 Index V.I. Fund - Class III Shares Adviser: BlackRock Advisors LLC Subadviser: N/A	0.39%	25.90%	15.26%	11.52%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core Bond	BNY Mellon Bond Market Index Fund - Investor Class* Adviser: BNY Mellon Investment Adviser, Inc Subadviser: N/A	0.40%	5.14%	0.65%	1.36%
US Fund Mid-Cap Blend	BNY Mellon Midcap Index Fund, Inc. - Investor Shares* (Closed to Contracts issued on or about 6/1/2014) Adviser: BNY Mellon Investment Adviser, Inc Subadviser: N/A	0.50%	15.89%	12.06%	8.76%
US Fund Large Blend	BNY Mellon S&P 500 Index Fund* Adviser: BNY Mellon Investment Adviser, Inc Subadviser: N/A	0.50%	25.68%	15.11%	11.48%
US Fund Small Blend	BNY Mellon Smallcap Stock Index Fund - Investor Shares* Adviser: BNY Mellon Investment Adviser, Inc Subadviser: N/A	0.50%	15.51%	10.54%	8.16%
US Fund Global Large- Stock Growth	Calamos Global Equity Fund - Class A* Adviser: Calamos Advisors LLC Subadviser: N/A	1.40%	24.28%	14.24%	8.74%
US Fund Foreign Large Growth	Calamos International Growth Fund - Class A* Adviser: Calamos Advisors LLC Subadviser: N/A	1.20%	15.05%	9.74%	4.67%
US Fund Intermediate Core-Plus Bond	Calvert Bond Fund - Class A* (Closed to Contracts issued on or about 8/1/2012) Adviser: Calvert Research and Management Subadviser: N/A	0.73%	7.30%	1.83%	2.28%
US Fund Large Growth	Calvert Equity Fund - Class A Adviser: Calvert Research and Management Subadviser: Atlanta Capital Management Company,LLC	0.91%	17.93%	16.27%	12.70%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Corporate Bond	Calvert Income Fund - Class A (Closed to Contracts issued on or about 8/1/2011) Adviser: Calvert Research and Management Subadviser: N/A	0.93%	8.54%	2.97%	2.69%
US Fund Large Blend	ClearBridge Appreciation Fund - Class A Adviser: Franklin Templeton Fund Adviser, LLC Subadviser: ClearBridge Investments, LLC	0.93%	19.45%	13.90%	10.63%
US Fund Mid-Cap Blend	ClearBridge Mid Cap Fund - Class A Adviser: Franklin Templeton Fund Adviser, LLC Subadviser: ClearBridge Investments, LLC	1.17%	13.46%	10.95%	7.03%
US Fund Small Growth	ClearBridge Small Cap Growth Fund - Class A Adviser: Franklin Templeton Fund Adviser, LLC Subadviser: ClearBridge Investments, LLC	1.18%	8.63%	9.22%	7.72%
US Fund Small Growth	ClearBridge Small Cap Growth Fund - Class FI (Closed to Contracts issued on or about 4/30/2012) Adviser: Franklin Templeton Fund Adviser, LLC Subadviser: ClearBridge Investments, LLC	1.24%	8.60%	9.19%	7.71%
US Fund Mid-Cap Growth	Columbia Acorn® Fund - Class A Adviser: Columbia Wanger Asset Management LLC Subadviser: N/A	1.08%	21.59%	7.32%	6.23%
US Fund Large Blend	Columbia Contrarian Core Fund - Class A* Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	0.97%	31.75%	16.50%	11.49%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	Columbia Large Cap Growth Fund - Class A Adviser: Columbia Management Investment Advisers Subadviser: N/A	1.00%	43.52%	17.94%	13.31%
US Fund Large Growth	Columbia Large Cap Growth Opportunity Fund - Class A* Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	1.05%	31.26%	15.98%	11.51%
US Fund Large Value	Columbia Large Cap Value Fund - Advisor Class* (Closed to Contracts issued on or about 12/31/2010) Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	0.72%	9.85%	12.20%	8.83%
US Fund Mid-Cap Value	Columbia Select Mid Cap Value Fund - Advisor Class* (Effective 7/20/2020, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	0.88%	10.50%	13.29%	8.42%
US Fund Mid-Cap Value	Columbia Select Mid Cap Value Fund - Class A* Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	1.13%	10.25%	12.99%	8.14%
US Fund Technology	Columbia Seligman Global Technology Fund - Class A* (Closed to Contracts issued on or about 5/3/2010) Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	1.27%	45.15%	25.49%	19.80%
US Fund Technology	Columbia Seligman Technology and Information Fund - Class A Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	1.20%	44.22%	25.07%	19.64%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Value	Columbia Small Cap Value Fund I - Class A Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	1.24%	21.36%	13.19%	8.21%
US Fund Large Blend	Davis New York Venture Fund - Class A Adviser: Davis Selected Advisers LP Subadviser: Davis Selected Advisers (New York) Inc	0.92%	30.00%	11.97%	8.70%
US Fund Intermediate Core-Plus Bond	Delaware Diversified Income Fund - Class A* Adviser: Delaware Management Company Subadviser: Macquarie Investment Management Global Limited; Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited	0.70%	6.40%	2.06%	2.06%
US Fund Long-Term Bond	Delaware Extended Duration Bond Fund - Class A* Adviser: Delaware Management Company Subadviser: Macquarie Investment Management Global Limited; Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited	0.82%	9.36%	2.22%	3.12%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Allocation	Delaware Ivy Asset Strategy Fund - Class Y Adviser: Delaware Management Company Subadviser: Macquarie Investment Management Global Limited; Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited	1.12%	15.61%	9.48%	3.78%
US Fund Large Growth	Delaware Ivy Large Cap Growth Fund - Class Y* Adviser: Delaware Management Company Subadviser: Macquarie Investment Management Global Limited	0.89%	37.83%	18.49%	14.02%
US Fund Natural Resources	Delaware Ivy Natural Resources Fund - Class Y* Adviser: Delaware Management Company Subadviser: Macquarie Investment Management Global Limited	1.36%	1.27%	7.79%	-0.38%
US Fund Technology	Delaware Ivy Science & Technology Fund - Class Y Adviser: Delaware Management Company Subadviser: Macquarie Investment Management Global Limited	1.24%	40.63%	17.53%	11.26%
US Fund Small Growth	Delaware Ivy Small Cap Growth Fund - Class Y* Adviser: Delaware Management Company Subadviser: Macquarie Investment Management Global Limited	1.14%	13.34%	7.89%	7.14%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	Domini Impact Equity Fund® - Investor Shares (Closed to Contracts issued on or about 6/1/2014) Adviser: Domini Impact Investments LLC Subadviser: SSGA Funds Management Inc	1.00%	28.42%	14.76%	9.40%
US Fund Large Growth	DWS Capital Growth Fund - Class A Adviser: DWS Investment Management Americas, Inc. Subadviser: N/A	0.92%	38.17%	17.05%	13.05%
US Fund Emerging Markets Bond	DWS Emerging Markets Fixed Income Fund - Class A* (Closed to Contracts issued on or about 5/3/2010) Adviser: DWS Investment Management Americas, Inc. Subadviser: DWS International GmbH	1.16%	5.84%	0.01%	0.15%
US Fund Foreign Large Growth	DWS International Growth Fund - Class A* Adviser: DWS Investment Management Americas, Inc. Subadviser: N/A	1.17%	15.44%	7.09%	3.47%
US Fund Mid-Cap Blend	Eaton Vance Atlanta Capital SMID-Cap Fund - Class A Adviser: Eaton Vance Management Subadviser: Atlanta Capital Management Company,LLC	1.14%	13.72%	13.41%	10.88%
US Fund Moderate Allocation	Eaton Vance Balanced Fund - Class A Adviser: Eaton Vance Management Subadviser: N/A	0.97%	16.05%	9.53%	7.36%
US Fund Large Blend	Eaton Vance Dividend Builder Fund - Class A (Closed to Contracts issued on or about 6/13/2008) Adviser: Boston Management and Research Subadviser: N/A	1.00%	11.16%	12.93%	10.00%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund High Yield Bond	Eaton Vance Income Fund of Boston - Class A* Adviser: Boston Management and Research Subadviser: Eaton Vance Advisers International Ltd.	1.00%	11.77%	5.15%	4.13%
US Fund Large Value	Eaton Vance Large-Cap Value Fund - Class A Adviser: Boston Management and Research Subadviser: N/A	1.02%	7.92%	11.59%	8.33%
US Fund Health	Eaton Vance Worldwide Health Sciences Fund - Class A* Adviser: Eaton Vance Management Subadviser: Eaton Vance Advisers International Ltd.	1.14%	5.66%	10.71%	9.18%
US Fund Foreign Large Blend	Empower International Index Fund - Investor Class Adviser: Empower Capital Management, LLC Subadviser: Irish Life Inv Managers Ltd	0.65%	17.52%	7.66%	3.79%
US Fund Moderately Aggressive Allocation	Empower Moderately Aggressive Profile Fund - Investor Class* Adviser: Empower Capital Management, LLC Subadviser: N/A	1.01%	13.60%	8.69%	6.51%
US Fund Mid-Cap Blend	Empower S&P Mid Cap 400® Index Fund - Investor Class* Adviser: Empower Capital Management, LLC Subadviser: Irish Life Inv Managers Ltd	0.55%	15.76%	11.99%	8.66%
US Fund Small Blend	Empower S&P SmallCap 600® Index Fund - Investor Class Adviser: Empower Capital Management, LLC Subadviser: Irish Life Inv Managers Ltd	0.56%	15.47%	10.49%	8.10%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Value	Federated Hermes Clover Small Value Fund - Class A* Adviser: Federated Equity Mgmt Co. Of Penn Subadviser: N/A	1.14%	10.42%	11.36%	6.67%
US Fund Large Value	Federated Hermes Equity Income Fund, Inc. - Class A* Adviser: Federated Equity Mgmt Co. Of Penn Subadviser: N/A	1.12%	9.05%	9.38%	6.02%
US Fund Mid-Cap Growth	Federated Hermes Kaufmann Fund - Class R* (Closed to Contracts issued on or about 8/1/2013) Adviser: Federated Equity Management Company Of Pennsylvania Subadviser: Federated Global Investment Management Corp	1.97%	14.87%	6.99%	8.26%
US Fund Large Blend	Fidelity Advisor® Leveraged Company Stock Fund - Class M (Closed to Contracts issued on or about 8/1/2012) Adviser: Fidelity Management & Research Company LLC Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	1.27%	25.49%	14.73%	7.67%
US Fund Real Estate	Fidelity Advisor® Real Estate Fund - Class M Adviser: Fidelity Management & Research Company LLC Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	1.31%	10.56%	4.51%	5.31%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Moderately Conservative Allocation	Franklin Conservative Allocation Fund - Class A Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.84%	18.46%	10.06%	7.39%
US Fund Moderately Aggressive Allocation	Franklin Growth Allocation Fund - Class A Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.85%	11.11%	8.40%	6.16%
US Fund Large Growth	Franklin Growth Fund - Class A Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.80%	20.64%	13.70%	11.45%
US Fund High Yield Bond	Franklin High Income Fund - Class A1* Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.76%	9.75%	4.91%	3.40%
US Fund Moderate Allocation	Franklin Income Fund - Class A1* Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.61%	4.48%	6.91%	4.82%
US Fund Moderate Allocation	Franklin Moderate Allocation Fund - Class A Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.84%	8.10%	6.08%	4.65%
US Fund Global Large- Stock Value	Franklin Mutual Beacon Fund - Class A (Closed to Contracts issued on or about 8/1/2012) Adviser: Franklin Mutual Advisers, LLC Subadviser: N/A	1.02%	8.82%	7.40%	5.93%
US Fund Global Large- Stock Value	Franklin Mutual Global Discovery Fund - Class A* Adviser: Franklin Mutual Advisers, LLC Subadviser: N/A	1.21%	20.27%	10.11%	6.04%
US Fund Aggressive Allocation	Franklin Mutual Shares Fund - Class A Adviser: Franklin Mutual Advisers, LLC Subadviser: N/A	1.00%	20.01%	8.94%	5.79%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Value	Franklin Small Cap Value Fund - Class A* (Closed to Contracts issued on or about 5/27/2021) Adviser: Franklin Mutual Advisers, LLC Subadviser: N/A	0.98%	3.57%	9.85%	-0.39%
US Fund Multisector Bond	Franklin Strategic Income Fund - Class A* Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.93%	20.19%	12.48%	8.66%
US Fund Intermediate Core-Plus Bond	Franklin Total Return Fund - Class A* Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.89%	4.39%	1.27%	1.38%
US Fund Large Growth	Frost Growth Equity Fund - Investor Class Adviser: Frost Investment Advisors, LLC Subadviser: N/A	0.88%	44.87%	16.82%	13.34%
US Fund Multistrategy	Goldman Sachs Absolute Return Tracker - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.09%	10.45%	4.52%	3.09%
US Fund Intermediate Government	Goldman Sachs Government Income Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	0.82%	4.28%	-0.07%	0.71%
US Fund High Yield Bond	Goldman Sachs High Yield Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	0.98%	12.10%	4.21%	3.18%
US Fund Large Value	Goldman Sachs Large Cap Value Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.01%	12.74%	11.20%	7.28%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Growth	Goldman Sachs Mid Cap Growth Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.16%	18.82%	13.46%	9.11%
US Fund Mid-Cap Blend	Goldman Sachs Mid Cap Value Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.18%	11.45%	13.11%	7.77%
US Fund Small Blend	Goldman Sachs Small Cap Value Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.25%	11.03%	8.25%	5.94%
US Fund Mid-Cap Growth	Goldman Sachs Small/Mid Cap Growth Fund - Class A* (Closed to Contracts issued on or about 5/3/2010) Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.25%	13.90%	12.95%	9.20%
US Fund Moderately Conservative Allocation	Hartford AARP Balanced Retirement Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.11%	5.33%	4.41%	3.15%
US Fund Moderately Conservative Allocation	Hartford Balanced Income Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.95%	7.55%	6.52%	5.62%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	Hartford Capital Appreciation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company	1.10%	18.90%	12.07%	8.73%
US Fund Moderate Allocation	Hartford Checks and Balances Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: N/A	0.98%	12.99%	9.04%	7.02%
US Fund Moderately Conservative Allocation	Hartford Conservative Allocation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: N/A	1.14%	9.61%	4.28%	2.76%
US Fund Large Value	Hartford Dividend and Growth Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company	1.05%	13.72%	13.23%	10.10%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	Hartford Equity Income Fund - Class R4 (Closed to Contracts issued on or about 6/11/2010. Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts ) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company	1.06%	6.90%	11.73%	8.86%
US Fund Global Small/Mid Stock	Hartford Global Impact Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.11%	12.92%	10.06%	8.83%
US Fund Moderately Aggressive Allocation	Hartford Growth Allocation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Whitefoord LLP	1.09%	14.95%	8.53%	5.48%
US Fund Large Growth	Hartford Growth Opportunities Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company	1.14%	40.56%	14.77%	12.36%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Health	Hartford Healthcare Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company	1.29%	3.76%	10.44%	9.70%
US Fund High Yield Bond	Hartford High Yield Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company	0.97%	12.58%	5.05%	3.88%
US Fund Inflation- Protected Bond	Hartford Inflation Plus Fund - Class R4 (Closed to Contracts issued on or about 6/11/2010. Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company	0.89%	4.73%	3.07%	1.85%
US Fund Foreign Large Blend	Hartford International Equity Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.96%	14.89%	6.65%	3.68%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Blend	Hartford International Opportunities Fund - Class R4 (Closed to Contracts issued on or about 6/11/2010. Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.11%	11.44%	8.11%	3.77%
US Fund Mid-Cap Growth	Hartford Midcap Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company	1.16%	14.37%	9.30%	8.36%
US Fund Mid-Cap Value	Hartford MidCap Value Fund - Class R4 (Closed to Contracts issued on or about 6/11/2010. Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company	1.18%	15.75%	12.20%	7.38%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Moderate Allocation	Hartford Moderate Allocation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: N/A	1.07%	12.51%	6.55%	4.23%
US Fund Small Growth	Hartford Small Company Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company	1.31%	16.06%	11.08%	7.27%
US Fund Intermediate Core-Plus Bond	Hartford Total Return Bond Fund - Class R4 (Closed to Contracts issued on or about 8/1/2012) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company	0.74%	6.60%	1.53%	1.91%
US Fund Large Growth	Invesco American Franchise Fund - Class A (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.99%	40.91%	16.07%	11.56%
US Fund Commodities Broad Basket	Invesco Balanced-Risk Commodity Strategy Fund - Class A* Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.40%	-3.44%	6.80%	-0.06%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	Invesco Comstock Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.82%	12.24%	13.41%	8.90%
US Fund Diversified Emerging Mkts	Invesco Developing Markets Fund - Class A (Closed to Contracts issued on or about 4/13/2013) Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.26%	11.17%	2.26%	1.48%
US Fund Mid-Cap Growth	Invesco Discovery Mid Cap Growth Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.04%	12.96%	12.49%	9.41%
US Fund Large Value	Invesco Dividend Income Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.93%	7.02%	8.80%	7.88%
US Fund Moderately Aggressive Allocation	Invesco Equity and Income Fund - Class A* Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.78%	9.99%	9.61%	6.84%
US Fund Diversified Emerging Mkts	Invesco EQV Emerging Markets All Cap Fund - Class A* Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.34%	8.81%	4.87%	2.38%
US Fund Foreign Large Growth	Invesco EQV International Equity Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.27%	17.53%	7.95%	3.91%
US Fund Global Large- Stock Growth	Invesco Global Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.06%	34.03%	11.99%	8.22%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Small/Mid Stock	Invesco Global Opportunities Fund - Class A* Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.12%	17.34%	4.11%	6.41%
US Fund Global Bond	Invesco Global Strategic Income Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.05%	8.65%	1.20%	1.37%
US Fund Equity Precious Metals	Invesco Gold & Special Minerals Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.06%	6.36%	11.34%	5.35%
US Fund Large Value	Invesco Growth and Income Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.79%	12.56%	11.79%	8.23%
US Fund Intermediate Core Bond	Invesco Intermediate Bond Factor Fund - Class A* Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.52%	6.28%	1.69%	2.01%
US Fund Global Bond	Invesco International Bond Fund - Class A* Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.05%	8.25%	0.03%	0.69%
US Fund Foreign Large Growth	Invesco International Diversified Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.27%	15.43%	6.11%	3.74%
US Fund Large Blend	Invesco Main Street All Cap Fund® - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.06%	25.93%	15.28%	9.44%
US Fund Mid-Cap Blend	Invesco Main Street Mid Cap Fund® - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.06%	14.48%	11.71%	7.54%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Growth	Invesco Oppenheimer International Growth Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.10%	20.76%	8.76%	3.78%
US Fund Real Estate	Invesco Real Estate Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: Invesco Asset Management Ltd	1.24%	8.75%	5.62%	6.37%
US Fund Large Blend	Invesco Rising Dividends Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.99%	17.60%	13.82%	9.16%
US Fund Small Blend	Invesco Small Cap Equity Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.26%	15.96%	12.15%	6.30%
US Fund Small Growth	Invesco Small Cap Growth Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.16%	12.66%	8.73%	7.35%
US Fund Small Value	Invesco Small Cap Value Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.10%	22.91%	20.69%	10.09%
US Fund Mid-Cap Value	Invesco Value Opportunities Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.09%	15.15%	16.74%	8.67%
US Fund Moderate Allocation	Janus Henderson Balanced Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	1.07%	14.98%	9.18%	7.56%
US Fund Mid-Cap Growth	Janus Henderson Enterprise Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	1.16%	17.51%	13.16%	11.48%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	Janus Henderson Forty Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	0.98%	39.34%	16.37%	13.16%
US Fund Mid-Cap Value	Janus Henderson Mid Cap Value Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	0.99%	10.92%	9.79%	6.82%
US Fund Foreign Large Blend	Janus Henderson Overseas Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	1.29%	10.52%	10.79%	3.00%
US Fund Intermediate Core Bond	JPMorgan Core Bond Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.75%	5.42%	1.16%	1.69%
US Fund Large Growth	JPMorgan Large Cap Growth Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.94%	34.28%	20.59%	15.11%
US Fund Small Blend	JPMorgan Small Cap Equity Fund - Class A (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	1.26%	11.61%	10.34%	8.14%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Growth	JPMorgan Small Cap Growth Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	1.24%	13.85%	9.54%	8.35%
US Fund Small Value	JPMorgan Small Cap Value Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	1.19%	12.77%	10.12%	5.93%
US Fund Target-Date 2020	JPMorgan SmartRetirement®2020 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.75%	11.55%	5.15%	4.41%
US Fund Target-Date 2025	JPMorgan SmartRetirement®2025 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.78%	13.03%	6.29%	5.10%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2030	JPMorgan SmartRetirement®2030 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.79%	15.11%	7.40%	5.75%
US Fund Target-Date 2035	JPMorgan SmartRetirement®2035 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.83%	17.03%	8.84%	6.48%
US Fund Target-Date 2040	JPMorgan SmartRetirement®2040 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.84%	18.44%	9.73%	6.98%
US Fund Target-Date 2045	JPMorgan SmartRetirement®2045 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.85%	19.52%	10.36%	7.28%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2050	JPMorgan SmartRetirement®2050 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.85%	19.86%	10.39%	7.28%
US Fund Target-Date 2055	JPMorgan SmartRetirement®2055 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.85%	19.85%	10.40%	7.30%
US Fund Target-Date 2060	JPMorgan SmartRetirement®2060 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.84%	19.78%	10.40%	8.58%
US Fund Target-Date Retirement	JPMorgan SmartRetirement® Income Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.69%	11.62%	4.85%	3.83%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	JPMorgan U.S. Equity Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.94%	26.71%	16.84%	12.02%
US Fund Money Market - Taxable	JPMorgan U.S. Government Money Market Fund - Reserve Class Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.69%	4.48%	1.46%	0.88%
US Fund Large Growth	LKCM Aquinas Catholic Equity Fund* Adviser: Luther King Capital Management Corporation Subadviser: N/A	1.00%	14.07%	13.78%	8.72%
US Fund Multisector Bond	Loomis Sayles Bond Fund - Class ADM* Adviser: Loomis, Sayles & Company LP Subadviser: N/A	1.14%	7.50%	1.66%	1.59%
US Fund Large Value	Lord Abbett Affiliated Fund, Inc. - Class A (Closed to Contracts issued on or about 8/1/2012) Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.72%	10.20%	9.50%	7.81%
US Fund Small Growth	Lord Abbett Developing Growth Fund - Class A (Closed to Contracts issued on or about 1/15/2012) Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.94%	8.37%	9.28%	6.82%
US Fund Large Blend	Lord Abbett Dividend Growth Fund - Class A Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.92%	15.86%	13.27%	10.19%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	Lord Abbett Fundamental Equity Fund - Class A Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.96%	12.91%	10.94%	7.58%
US Fund Mid-Cap Growth	Lord Abbett Growth Opportunities Fund - Class A Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.96%	10.48%	9.04%	7.24%
US Fund Foreign Large Blend	Lord Abbett International Equity Fund - Class A Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.97%	11.45%	7.72%	2.54%
US Fund Intermediate Core-Plus Bond	Lord Abbett Total Return Fund - Class A Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.65%	5.93%	1.23%	1.83%
US Fund Mid-Cap Blend	Lord Abbett Value Opportunities Fund - Class A Adviser: Lord, Abbett & Co LLC Subadviser: N/A	1.16%	15.94%	10.67%	7.05%
US Fund Large Blend	Massachusetts Investors Trust - Class R3 Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.71%	19.16%	13.73%	10.41%
US Fund Large Growth	MassMutual Blue Chip Growth Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Loomis, Sayles & Company LP; T. Rowe Price Associates, Inc.	1.18%	15.98%	10.67%	7.06%
US Fund Large Growth	MassMutual Disciplined Growth Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Wellington Management Company LLP	1.08%	39.01%	15.96%	12.23%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	MassMutual Diversified Value Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Brandywine Global Investment Mgmt, LLC	1.06%	8.94%	11.12%	8.34%
US Fund Large Blend	MassMutual Equity Opportunities Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Wellington Management Company LLP; T. Rowe Price Associates, Inc.	1.20%	10.29%	12.57%	9.91%
US Fund Large Value	MassMutual Fundamental Value Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Barrow Hanley Mewhinney & Strauss LLC; Boston Partners Global Investors, Inc	1.13%	11.17%	11.45%	7.83%
US Fund Global Large- Stock Growth	MassMutual Global Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	1.37%	33.75%	11.59%	7.84%
US Fund Large Growth	MassMutual Growth Opportunities Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Sands Capital Management, LLC ;Jackson Square Partners, LLC	1.30%	47.35%	12.09%	9.69%
US Fund Foreign Large Blend	MassMutual International Equity Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: Thompson, Siegel & Walmsley LLC; Wellington Management Company LLP	1.50%	11.15%	9.15%	3.78%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	MassMutual Main Street Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	1.34%	22.17%	13.08%	9.54%
US Fund Mid-Cap Growth	MassMutual Mid Cap Growth Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.; Frontier Capital Management Company, LLC; T. Rowe Price Investment Management,Inc.	1.11%	19.03%	11.24%	9.85%
US Fund Foreign Large Blend	MassMutual Overseas Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: Harris Associates L.P.; Massachusetts Financial Services Company	1.24%	18.40%	9.13%	4.25%
US Fund Target-Date 2020	MassMutual RetireSMART by JPMorgan 2020 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.92%	10.94%	5.29%	4.16%
US Fund Target-Date 2025	MassMutual RetireSMART by JPMorgan 2025 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.92%	12.23%	6.51%	4.92%
US Fund Target-Date 2030	MassMutual RetireSMART by JPMorgan 2030 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.96%	13.89%	7.55%	5.47%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2035	MassMutual RetireSMART by JPMorgan 2035 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.99%	16.21%	8.58%	5.98%
US Fund Target-Date 2040	MassMutual RetireSMART by JPMorgan 2040 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.99%	17.56%	9.44%	6.36%
US Fund Target-Date 2045	MassMutual RetireSMART by JPMorgan 2045 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.98%	18.48%	10.10%	6.68%
US Fund Target-Date 2050	MassMutual RetireSMART by JPMorgan 2050 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.98%	18.84%	10.13%	6.84%
US Fund Target-Date 2055	MassMutual RetireSMART by JPMorgan 2055 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.97%	18.88%	10.15%	6.88%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2060	MassMutual RetireSMART by JPMorgan 2060 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.97%	18.75%	10.14%	8.14%
US Fund Target-Date Retirement	MassMutual RetireSMART by JPMorgan in Retirement Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.94%	10.94%	4.92%	3.46%
US Fund Target-Date 2000-2010	MassMutual Select T. Rowe Price Retirement 2005 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.99%	11.26%	5.43%	3.98%
US Fund Target-Date 2000-2010	MassMutual Select T. Rowe Price Retirement 2010 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.99%	11.83%	5.90%	4.29%
US Fund Target-Date 2015	MassMutual Select T. Rowe Price Retirement 2015 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.01%	12.37%	6.43%	4.59%
US Fund Target-Date 2020	MassMutual Select T. Rowe Price Retirement 2020 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.03%	12.94%	7.07%	4.92%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2025	MassMutual Select T. Rowe Price Retirement 2025 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.05%	13.92%	7.85%	5.37%
US Fund Target-Date 2030	MassMutual Select T. Rowe Price Retirement 2030 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.08%	15.70%	8.65%	5.87%
US Fund Target-Date 2035	MassMutual Select T. Rowe Price Retirement 2035 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.09%	17.56%	9.46%	6.38%
US Fund Target-Date 2040	MassMutual Select T. Rowe Price Retirement 2040 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.10%	18.99%	10.12%	6.81%
US Fund Target-Date 2045	MassMutual Select T. Rowe Price Retirement 2045 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.12%	19.90%	10.58%	7.12%
US Fund Target-Date 2050	MassMutual Select T. Rowe Price Retirement 2050 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.13%	20.18%	10.64%	7.17%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2055	MassMutual Select T. Rowe Price Retirement 2055 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.14%	20.25%	10.62%	7.15%
US Fund Target-Date 2060	MassMutual Select T. Rowe Price Retirement 2060 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.14%	20.23%	10.62%	7.15%
US Fund Moderately Conservative Allocation	MassMutual Select T. Rowe Price Retirement Balanced Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.99%	10.73%	5.60%	4.09%
US Fund Short-Term Bond	MassMutual Short-Duration Bond Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: Barings LLC; Baring International Investment Ltd	0.91%	6.30%	0.67%	1.09%
US Fund Small Growth	MassMutual Small Cap Growth Equity Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Wellington Management Company LLP; Invesco Advisers, Inc.	1.32%	16.45%	12.24%	8.72%
US Fund Small Blend	MassMutual Small Cap Opportunities Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	1.10%	17.54%	12.61%	8.56%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Value	MassMutual Small Company Value Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: AllianceBernstein L.P.; American Century Investment Management	1.31%	9.92%	9.70%	5.95%
US Fund Intermediate Core-Plus Bond	MassMutual Strategic Bond Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Brandywine Global Investment Mgmt, LLC; Western Asset Management Company, LLC; Western Asset Management CO LTD	1.01%	6.12%	1.23%	2.02%
US Fund Diversified Emerging Mkts	MassMutual Strategic Emerging Markets Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	1.60%	9.63%	1.72%	0.97%
US Fund Intermediate Core-Plus Bond	MassMutual Total Return Bond Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: Metropolitan West Asset Management, LLC.	0.78%	5.25%	0.88%	1.34%
US Fund Emerging Markets Bond	MFS® Emerging Markets Debt Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	1.06%	10.10%	2.24%	2.73%
US Fund Intermediate Government	MFS® Government Securities Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.76%	3.95%	0.11%	0.81%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	MFS® Growth Fund - Class R3* (Closed to Contracts issued on or about 8/26/2011) Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.85%	35.79%	15.71%	12.65%
US Fund Foreign Large Growth	MFS® International Growth Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	1.08%	14.54%	9.18%	6.09%
US Fund Foreign Large Growth	MFS® International Intrinsic Value Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	1.03%	17.60%	8.47%	6.84%
US Fund Small Growth	MFS® New Discovery Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	1.29%	13.97%	10.52%	7.23%
US Fund Foreign Large Blend	MFS® Research International Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	1.04%	13.10%	8.45%	4.04%
US Fund Technology	MFS® Technology Fund - Class R3* (Closed to Contracts issued on or about 5/3/2010) Adviser: Massachusetts Financial Services Company Subadviser: N/A	1.14%	53.89%	17.15%	15.12%
US Fund Intermediate Core-Plus Bond	MFS® Total Return Bond Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.70%	6.95%	1.61%	1.88%
US Fund Moderate Allocation	MFS® Total Return Fund - Class R3 Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.73%	10.29%	8.41%	6.39%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Utilities	MFS® Utilities Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	1.02%	-2.22%	8.16%	6.23%
US Fund Large Value	MFS® Value Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.79%	7.92%	11.24%	8.41%
US Fund Large Blend	MM S&P 500® Index Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Northern Trust Investments Inc	0.64%	25.48%	15.00%	11.35%
US Fund Large Blend	Neuberger Berman Sustainable Equity Fund - Class A Adviser: Neuberger Berman Investment Advisers LLC Subadviser: N/A	1.06%	26.53%	13.64%	9.77%
US Fund Small Blend	North Square Spectrum Alpha Fund - Class A Adviser: North Square Investments, LLC Subadviser: NSI Retail Advisors, LLC	2.26%	24.70%	9.77%	6.01%
US Fund Large Blend	Nuveen Dividend Growth Fund - Class A Adviser: Nuveen Fund Advisors, LLC. Subadviser: Nuveen Asset Management, LLC	0.92%	14.79%	13.61%	10.20%
US Fund Foreign Large Value	Nuveen International Value Fund - Class A* Adviser: Nuveen Fund Advisors, LLC. Subadviser: Nuveen Asset Management, LLC	1.15%	20.31%	8.46%	3.51%
US Fund Mid-Cap Growth	Nuveen Mid Cap Growth Opportunities Fund - Class A* Adviser: Nuveen Fund Advisors, LLC. Subadviser: Nuveen Asset Management, LLC	1.17%	19.94%	11.17%	7.62%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Blend	Nuveen Small Cap Select Fund - Class A* Adviser: Nuveen Fund Advisors, LLC. Subadviser: Nuveen Asset Management, LLC	1.24%	17.30%	12.18%	8.05%
US Fund Moderate Allocation	Oakmark Equity and Income Fund - Investor Class Adviser: Harris Associates L.P. Subadviser: N/A	0.86%	17.34%	10.00%	6.70%
US Fund Large Growth	PGIM Jennison Focused Growth Fund - Class A* Adviser: PGIM Investments LLC Subadviser: Jennison Associates LLC	1.05%	52.29%	16.06%	13.00%
US Fund Mid-Cap Growth	PGIM Jennison Mid-Cap Growth Fund, Inc. - Class A Adviser: PGIM Investments LLC Subadviser: Jennison Associates LLC	1.07%	20.18%	14.66%	9.36%
US Fund Natural Resources	PGIM Jennison Natural Resources Fund, Inc. - Class A Adviser: PGIM Investments LLC Subadviser: Jennison Associates LLC	1.27%	-2.18%	14.95%	1.43%
US Fund Inflation- Protected Bond	PIMCO Real Return Fund - Class A Adviser: Pacific Investment Management Company, LLC Subadviser: N/A	1.07%	3.33%	2.87%	1.97%
US Fund Intermediate Core-Plus Bond	PIMCO Total Return ESG Fund - Admin Class Adviser: Pacific Investment Management Company, LLC Subadviser: N/A	0.86%	5.53%	0.70%	1.37%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core-Plus Bond	PIMCO Total Return Fund - Class A Adviser: Pacific Investment Management Company, LLC Subadviser: N/A	0.83%	5.94%	0.97%	1.57%
US Fund Large Value	Pioneer Disciplined Value Fund - Class A Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	0.89%	8.10%	11.45%	7.81%
US Fund Large Value	Pioneer Equity Income Fund - Class A Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.02%	7.00%	9.32%	8.19%
US Fund Large Blend	Pioneer Fund - Class A Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	0.93%	28.32%	16.73%	12.05%
US Fund Large Growth	Pioneer Fundamental Growth Fund - Class A Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.02%	32.48%	17.38%	13.00%
US Fund Global Large- Stock Value	Pioneer Global Sustainable Equity Fund - Class A* (Closed to Contracts issued on or about 5/3/2010) Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.15%	16.24%	13.70%	8.49%
US Fund Mid-Cap Value	Pioneer Mid Cap Value Fund - Class A (Closed to Contracts issued on or about 8/1/2011) Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.19%	12.16%	12.46%	7.35%
US Fund Multisector Bond	Pioneer Strategic Income Fund - Class A Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.11%	7.76%	2.61%	2.67%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund High Yield Bond	Putnam High Yield Fund - Class A Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited	1.05%	11.94%	4.47%	3.59%
US Fund Foreign Small/Mid Blend	Putnam International Capital Opportunities Fund - Class A Adviser: Putnam Investment Management, LLC Subadviser: The Putnam Advisory Company, LLC; Putnam Investments Limited	1.58%	15.22%	8.38%	3.75%
US Fund Large Value	Putnam Large Cap Value Fund - Class A Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited	0.90%	15.40%	14.30%	10.12%
US Fund Small Value	Royce Small-Cap Total Return Fund - Service Class* Adviser: Royce & Associates, LP Subadviser: N/A	1.53%	23.85%	11.36%	7.11%
US Fund Small Value	Royce Small-Cap Value Fund - Service Class* Adviser: Royce & Associates, LP Subadviser: N/A	1.49%	26.08%	9.96%	5.34%
US Fund Moderate Allocation	Russell LifePoints® Balanced Strategy Fund - Class R4* (Closed to Contracts issued on or about 5/3/2010) Adviser: Russell Investment Management, LLC Subadviser: N/A	1.18%	14.19%	5.26%	4.02%
US Fund Conservative Allocation	Russell LifePoints® Conservative Strategy Fund - Class R4* (Closed to Contracts issued on or about 5/3/2010) Adviser: Russell Investment Management, LLC Subadviser: N/A	0.92%	7.94%	2.06%	2.09%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Moderately Aggressive Allocation	Russell LifePoints® Equity Growth Strategy Fund - Class R4* (Closed to Contracts issued on or about 5/3/2010) Adviser: Russell Investment Management, LLC Subadviser: N/A	1.17%	19.02%	8.10%	5.47%
US Fund Moderately Aggressive Allocation	Russell LifePoints® Growth Strategy Fund - Class R4* (Closed to Contracts issued on or about 5/3/2010) Adviser: Russell Investment Management, LLC Subadviser: N/A	1.18%	17.42%	7.28%	5.06%
US Fund Moderately Conservative Allocation	Russell LifePoints® Moderate Strategy Fund - Class R4* (Closed to Contracts issued on or about 5/3/2010) Adviser: Russell Investment Management, LLC Subadviser: N/A	1.01%	11.01%	3.15%	2.94%
US Fund Large Value	T. Rowe Price Equity Income Fund - Class R Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.23%	9.06%	10.69%	7.38%
US Fund Large Growth	T. Rowe Price Growth Stock Fund - Class R Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.18%	44.52%	12.74%	11.13%
US Fund Foreign Large Value	Templeton Foreign Fund - Class A* Adviser: Templeton Global Advisors Limited Subadviser: N/A	1.10%	19.95%	6.34%	2.27%
US Fund Global Bond	Templeton Global Bond Fund - Class A* Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.97%	2.43%	-2.57%	-0.62%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Large- Stock Blend	Templeton Growth Fund, Inc. - Class A Adviser: Templeton Global Advisors Limited Subadviser: Templeton Asset Management Ltd.	1.04%	20.98%	6.40%	3.22%
US Fund Foreign Large Blend	Thornburg International Equity Fund - Class R4* Adviser: Thornburg Investment Management Inc Subadviser: N/A	1.16%	15.70%	10.18%	4.68%
US Fund Mid-Cap Blend	Thornburg Small/Mid Cap Core Fund - Class R4* (Closed to Contracts issued on or about 8/1/2013) Adviser: Thornburg Investment Management Inc Subadviser: N/A	1.21%	13.32%	8.44%	7.52%
US Fund Mid-Cap Growth	Thornburg Small/Mid Cap Growth Fund - Class R4* (Closed to Contracts issued on or about 8/1/2011) Adviser: Thornburg Investment Management Inc Subadviser: N/A	1.36%	19.68%	6.56%	5.24%
US Fund Intermediate Core Bond	TIAA-CREF Bond Index Fund - Retirement Class Adviser: Teachers Advisors LLC Subadviser: N/A	0.32%	5.48%	0.72%	1.44%
US Fund Large Blend	TIAA-CREF Equity Index Fund - Retirement Class Adviser: Teachers Advisors LLC Subadviser: N/A	0.30%	25.59%	14.84%	11.17%
US Fund Large Growth	TIAA-CREF Large-Cap Growth Index Fund - Retirement Class Adviser: Teachers Advisors LLC Subadviser: N/A	0.30%	42.29%	19.14%	14.51%
US Fund Large Value	TIAA-CREF Large-Cap Value Index Fund - Retirement Class Adviser: Teachers Advisors LLC Subadviser: N/A	0.30%	11.15%	10.61%	8.09%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Blend	Timothy Plan Large/Mid- Cap Value Fund - Class A* Adviser: Timothy Partners Ltd Subadviser: Westwood Management Corp	1.34%	13.20%	12.70%	8.67%
US Fund Global Allocation	UBS Global Allocation Fund - Class A* (Closed to Contracts issued on or about 5/3/2010) Adviser: UBS Asset Management (Americas) Inc Subadviser: N/A	1.31%	9.42%	5.75%	4.16%
US Fund Large Blend	Victory Diversified Stock Fund - Class A (Closed to Contracts issued on or about 8/1/2012) Adviser: Victory Capital Management Inc. Subadviser: N/A	1.07%	24.70%	15.13%	9.49%
US Fund Mid-Cap Growth	Victory Munder Mid-Cap Core Growth Fund - Class A Adviser: Victory Capital Management Inc. Subadviser: N/A	1.28%	14.28%	11.30%	7.45%
US Fund Large Blend	Victory Special Value Fund - Class A (Closed to Contracts issued on or about 8/1/2013) Adviser: Victory Capital Management Inc. Subadviser: N/A	1.38%	24.38%	14.72%	8.78%
US Fund Mid-Cap Value	Victory Sycamore Established Value Fund - Class A Adviser: Victory Capital Management Inc. Subadviser: N/A	0.90%	9.95%	14.22%	10.62%
US Fund Small Value	Victory Sycamore Small Company Opportunity Fund - Class A Adviser: Victory Capital Management Inc. Subadviser: N/A	1.25%	11.05%	11.30%	9.09%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	Virtus Ceredex Large-Cap Value Equity Fund - Class A Adviser: Virtus Fund Advisers, LLC Subadviser: Ceredex Value Advisors LLC	1.24%	14.57%	10.67%	7.63%
US Fund Mid-Cap Value	Virtus Ceredex Mid-Cap Value Equity Fund - Class A Adviser: Virtus Fund Advisers, LLC Subadviser: Ceredex Value Advisors LLC	1.28%	10.63%	9.80%	7.33%
US Fund Small Blend	Virtus Ceredex Small-Cap Value Equity Fund - Class A Adviser: Virtus Fund Advisers, LLC Subadviser: Ceredex Value Advisors LLC	1.46%	14.30%	8.94%	6.13%
US Fund Large Value	Virtus NFJ Dividend Value Fund - Class A Adviser: Virtus Investment Advisers, Inc. Subadviser: NFJ Investment Group LLC - Dallas	1.04%	19.14%	9.94%	6.85%
US Fund Foreign Large Value	Virtus NFJ International Value Fund - Class A* Adviser: Virtus Investment Advisers, Inc. Subadviser: NFJ Investment Group LLC - Dallas	1.30%	10.33%	5.39%	0.24%
US Fund Intermediate Core-Plus Bond	Virtus Seix Total Return Bond Fund - Class A Adviser: Virtus Fund Advisers, LLC Subadviser: Seix Investment Advisors	0.70%	4.37%	0.98%	1.55%
*Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.HV-6779
Prospectuses Available [Text Block]	The following is a list of the Underlying Funds currently available under the Contract. In the event more than one Underlying Funds were offered under the Contract, the Underlying Funds available to you may vary by Employer. In such an event, you should refer to your retirement plan documents for a list of Underlying Funds available to you. More information about the Underlying Fund is available in the prospectuses for the Fund, which may be amended from time to time and can be found online at https://plan.empower-retirement.com/plancloudws/fundprospectus. You can also request this information at no cost by calling (844) 804-8989 or sending an email request to participantservices@empower.com. The current expenses and performance information below reflect fees and expenses of the Underlying Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. The past performance of a Fund is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Value	AB Discovery Value Fund - Class A Adviser: AllianceBernstein L.P. Subadviser: N/A	1.10%	14.77%	10.57%	7.36%
US Fund Global Bond- USD Hedged	AB Global Bond Fund - Class A Adviser: AllianceBernstein L.P. Subadviser: N/A	0.80%	6.83%	0.88%	1.98%
US Fund High Yield Bond	AB High Income Fund - Class A Adviser: AllianceBernstein L.P. Subadviser: N/A	0.90%	14.33%	4.35%	3.69%
US Fund Foreign Large Value	AB International Value Fund - Class A* (Closed to Contracts issued on or about 8/1/2011) Adviser: AllianceBernstein L.P. Subadviser: N/A	1.25%	15.23%	6.44%	2.33%
US Fund Foreign Large Growth	AB Sustainable International Thematic Fund - Class A (Closed to Contracts issued on or about 8/1/2012) Adviser: AllianceBernstein L.P. Subadviser: N/A	1.06%	13.09%	8.02%	3.89%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	Alger Capital Appreciation Institutional Fund - Class I Adviser: Fred Alger Management, LLC Subadviser: N/A	1.25%	42.88%	14.90%	12.14%
US Fund Mid-Cap Growth	Alger Mid Cap Growth Institutional Fund - Class I* (Closed to Contracts issued on or about 8/1/2012) Adviser: Fred Alger Management, LLC Subadviser: N/A	1.24%	22.68%	12.04%	8.73%
US Fund Small Growth	Alger Small Cap Growth Institutional Fund - Class I Adviser: Fred Alger Management, LLC Subadviser: N/A	1.38%	14.83%	7.63%	6.72%
US Fund Moderate Allocation	Allspring Asset Allocation Fund - Class A* Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	1.12%	14.32%	8.19%	4.38%
US Fund Diversified Emerging Mkts	Allspring Emerging Markets Equity Fund - Class A* Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	1.43%	8.39%	3.34%	2.00%
US Fund Foreign Large Value	Allspring International Equity Fund - Class A* Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	1.15%	15.56%	5.38%	3.05%
US Fund Utilities	Allspring Utility and Telecommunications Fund - Class A* Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	1.04%	-5.19%	6.75%	6.95%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core Bond	American Century Diversified Bond Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	0.85%	5.04%	0.79%	1.30%
US Fund Large Blend	American Century Equity Growth Fund - Class A (Closed to Contracts issued on or about 5/3/2010) Adviser: American Century Investment Management Inc Subadviser: N/A	0.91%	24.01%	11.97%	9.01%
US Fund Large Value	American Century Equity Income Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	1.18%	3.64%	7.80%	7.72%
US Fund Intermediate Government	American Century Ginnie Mae Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	0.80%	4.45%	-0.18%	0.61%
US Fund Large Growth	American Century Growth Fund - Class A* Adviser: American Century Investment Management Inc Subadviser: N/A	1.17%	42.91%	17.76%	13.23%
US Fund Mid-Cap Growth	American Century Heritage Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	1.25%	20.24%	12.92%	9.07%
US Fund Mid-Cap Value	American Century Mid Cap Value Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	1.23%	5.90%	10.76%	8.43%
US Fund Small Value	American Century Small Cap Value Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	1.34%	15.93%	14.24%	8.46%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Blend	American Century Small Company Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	1.11%	20.99%	9.69%	5.77%
US Fund Money Market - Taxable	American Century U.S. Government Money Market Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	0.71%	4.40%	1.44%	1.10%
US Fund Large Growth	American Funds AMCAP Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.99%	30.59%	11.73%	9.72%
US Fund Large Value	American Funds American Mutual Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.91%	9.03%	10.36%	8.75%
US Fund Global Allocation	American Funds Capital Income Builder® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.92%	8.62%	6.78%	4.83%
US Fund Global Large- Stock Blend	American Funds Capital World Growth and Income FundSM - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	1.06%	20.42%	10.30%	6.89%
US Fund Foreign Large Growth	American Funds EuroPacific Growth Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	1.12%	15.29%	7.34%	4.22%
US Fund Large Blend	American Funds Fundamental Investors FundSM - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.93%	25.46%	13.13%	10.28%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Large- Stock Growth	American Funds New Perspective Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	1.07%	24.19%	13.16%	9.38%
US Fund Diversified Emerging Mkts	American Funds New World Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	1.22%	15.47%	8.21%	4.82%
US Fund Intermediate Core Bond	American Funds The Bond Fund of America® - Class R3 (Closed to Contracts issued on or about 5/3/2010) Adviser: Capital Research and Management Company Subadviser: N/A	0.89%	4.42%	1.31%	1.65%
US Fund Large Growth	American Funds The Growth Fund of America® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.94%	36.76%	14.53%	11.48%
US Fund Moderately Aggressive Allocation	American Funds The Income Fund of America® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.91%	7.22%	7.71%	6.10%
US Fund Large Blend	American Funds The Investment Company of America® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.91%	28.04%	13.72%	10.22%
US Fund Global Large- Stock Growth	American Funds The New Economy Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	1.06%	28.70%	11.04%	9.01%
US Fund Large Blend	American Funds Washington Mutual Investors Fund - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.92%	16.85%	12.89%	10.22%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	Ave Maria Growth Fund Adviser: Schwartz Investment Counsel Inc Subadviser: N/A	0.91%	30.29%	14.38%	11.12%
US Fund Large Blend	Ave Maria Rising Dividend Fund Adviser: Schwartz Investment Counsel Inc Subadviser: N/A	0.91%	13.19%	12.79%	9.18%
US Fund Mid-Cap Blend	Ave Maria Value Fund Adviser: Schwartz Investment Counsel Inc Subadviser: N/A	0.94%	3.52%	11.55%	6.23%
US Fund Large Growth	BlackRock Advantage Large Cap Growth Fund - Investor A Shares* (Closed to Contracts issued on or about 8/1/2013) Adviser: BlackRock Advisors LLC Subadviser: N/A	0.87%	39.37%	17.02%	11.40%
US Fund Small Growth	BlackRock Advantage Small Cap Growth Fund - Investor A Shares* Adviser: BlackRock Advisors LLC Subadviser: N/A	0.75%	18.47%	10.23%	6.93%
US Fund Large Growth	BlackRock Capital Appreciation Fund, Inc. - Investor A Shares Adviser: BlackRock Advisors LLC Subadviser: N/A	1.00%	48.85%	15.58%	12.37%
US Fund Large Value	BlackRock Equity Dividend Fund - Investor A Shares* Adviser: BlackRock Advisors LLC Subadviser: N/A	0.93%	12.37%	11.26%	8.76%
US Fund Global Allocation	BlackRock Global Allocation Fund, Inc. - Investor A Shares* Adviser: BlackRock Advisors LLC Subadviser: BlackRock International Limited; BlackRock (Singapore) Limited	1.09%	12.34%	7.29%	4.52%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Blend	BlackRock International Dividend Fund - Investor A Shares* Adviser: BlackRock Advisors LLC Subadviser: BlackRock International Limited	0.93%	15.36%	9.48%	3.42%
US Fund Target-Date 2025	BlackRock LifePath® Dynamic 2025 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited; BlackRock (Singapore) Limited	0.84%	12.87%	6.79%	5.23%
US Fund Target-Date 2030	BlackRock LifePath® Dynamic 2030 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited; BlackRock (Singapore) Limited	0.84%	14.97%	8.06%	6.00%
US Fund Target-Date 2035	BlackRock LifePath® Dynamic 2035 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited; BlackRock (Singapore) Limited	0.84%	17.00%	9.12%	6.62%
US Fund Target-Date 2040	BlackRock LifePath® Dynamic 2040 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited; BlackRock (Singapore) Limited	0.84%	18.90%	10.16%	7.20%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2045	BlackRock LifePath® Dynamic 2045 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited; BlackRock (Singapore) Limited	0.84%	20.72%	10.82%	7.54%
US Fund Target-Date 2050	BlackRock LifePath® Dynamic 2050 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited; BlackRock (Singapore) Limited	0.84%	21.69%	10.93%	7.63%
US Fund Target-Date 2055	BlackRock LifePath® Dynamic 2055 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited; BlackRock (Singapore) Limited	0.84%	21.77%	11.13%	7.70%
US Fund Target-Date Retirement	BlackRock LifePath® Dynamic Retirement Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited; BlackRock (Singapore) Limited	0.84%	12.00%	5.87%	4.45%
US Fund Mid-Cap Value	BlackRock Mid Cap Value Fund - Investor A Shares* Adviser: BlackRock Advisors LLC Subadviser: N/A	1.00%	12.29%	13.37%	8.31%
US Insurance Large Blend	BlackRock S&P 500 Index V.I. Fund - Class III Shares Adviser: BlackRock Advisors LLC Subadviser: N/A	0.39%	25.90%	15.26%	11.52%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core Bond	BNY Mellon Bond Market Index Fund - Investor Class* Adviser: BNY Mellon Investment Adviser, Inc Subadviser: N/A	0.40%	5.14%	0.65%	1.36%
US Fund Mid-Cap Blend	BNY Mellon Midcap Index Fund, Inc. - Investor Shares* (Closed to Contracts issued on or about 6/1/2014) Adviser: BNY Mellon Investment Adviser, Inc Subadviser: N/A	0.50%	15.89%	12.06%	8.76%
US Fund Large Blend	BNY Mellon S&P 500 Index Fund* Adviser: BNY Mellon Investment Adviser, Inc Subadviser: N/A	0.50%	25.68%	15.11%	11.48%
US Fund Small Blend	BNY Mellon Smallcap Stock Index Fund - Investor Shares* Adviser: BNY Mellon Investment Adviser, Inc Subadviser: N/A	0.50%	15.51%	10.54%	8.16%
US Fund Global Large- Stock Growth	Calamos Global Equity Fund - Class A* Adviser: Calamos Advisors LLC Subadviser: N/A	1.40%	24.28%	14.24%	8.74%
US Fund Foreign Large Growth	Calamos International Growth Fund - Class A* Adviser: Calamos Advisors LLC Subadviser: N/A	1.20%	15.05%	9.74%	4.67%
US Fund Intermediate Core-Plus Bond	Calvert Bond Fund - Class A* (Closed to Contracts issued on or about 8/1/2012) Adviser: Calvert Research and Management Subadviser: N/A	0.73%	7.30%	1.83%	2.28%
US Fund Large Growth	Calvert Equity Fund - Class A Adviser: Calvert Research and Management Subadviser: Atlanta Capital Management Company,LLC	0.91%	17.93%	16.27%	12.70%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Corporate Bond	Calvert Income Fund - Class A (Closed to Contracts issued on or about 8/1/2011) Adviser: Calvert Research and Management Subadviser: N/A	0.93%	8.54%	2.97%	2.69%
US Fund Large Blend	ClearBridge Appreciation Fund - Class A Adviser: Franklin Templeton Fund Adviser, LLC Subadviser: ClearBridge Investments, LLC	0.93%	19.45%	13.90%	10.63%
US Fund Mid-Cap Blend	ClearBridge Mid Cap Fund - Class A Adviser: Franklin Templeton Fund Adviser, LLC Subadviser: ClearBridge Investments, LLC	1.17%	13.46%	10.95%	7.03%
US Fund Small Growth	ClearBridge Small Cap Growth Fund - Class A Adviser: Franklin Templeton Fund Adviser, LLC Subadviser: ClearBridge Investments, LLC	1.18%	8.63%	9.22%	7.72%
US Fund Small Growth	ClearBridge Small Cap Growth Fund - Class FI (Closed to Contracts issued on or about 4/30/2012) Adviser: Franklin Templeton Fund Adviser, LLC Subadviser: ClearBridge Investments, LLC	1.24%	8.60%	9.19%	7.71%
US Fund Mid-Cap Growth	Columbia Acorn® Fund - Class A Adviser: Columbia Wanger Asset Management LLC Subadviser: N/A	1.08%	21.59%	7.32%	6.23%
US Fund Large Blend	Columbia Contrarian Core Fund - Class A* Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	0.97%	31.75%	16.50%	11.49%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	Columbia Large Cap Growth Fund - Class A Adviser: Columbia Management Investment Advisers Subadviser: N/A	1.00%	43.52%	17.94%	13.31%
US Fund Large Growth	Columbia Large Cap Growth Opportunity Fund - Class A* Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	1.05%	31.26%	15.98%	11.51%
US Fund Large Value	Columbia Large Cap Value Fund - Advisor Class* (Closed to Contracts issued on or about 12/31/2010) Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	0.72%	9.85%	12.20%	8.83%
US Fund Mid-Cap Value	Columbia Select Mid Cap Value Fund - Advisor Class* (Effective 7/20/2020, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	0.88%	10.50%	13.29%	8.42%
US Fund Mid-Cap Value	Columbia Select Mid Cap Value Fund - Class A* Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	1.13%	10.25%	12.99%	8.14%
US Fund Technology	Columbia Seligman Global Technology Fund - Class A* (Closed to Contracts issued on or about 5/3/2010) Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	1.27%	45.15%	25.49%	19.80%
US Fund Technology	Columbia Seligman Technology and Information Fund - Class A Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	1.20%	44.22%	25.07%	19.64%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Value	Columbia Small Cap Value Fund I - Class A Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	1.24%	21.36%	13.19%	8.21%
US Fund Large Blend	Davis New York Venture Fund - Class A Adviser: Davis Selected Advisers LP Subadviser: Davis Selected Advisers (New York) Inc	0.92%	30.00%	11.97%	8.70%
US Fund Intermediate Core-Plus Bond	Delaware Diversified Income Fund - Class A* Adviser: Delaware Management Company Subadviser: Macquarie Investment Management Global Limited; Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited	0.70%	6.40%	2.06%	2.06%
US Fund Long-Term Bond	Delaware Extended Duration Bond Fund - Class A* Adviser: Delaware Management Company Subadviser: Macquarie Investment Management Global Limited; Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited	0.82%	9.36%	2.22%	3.12%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Allocation	Delaware Ivy Asset Strategy Fund - Class Y Adviser: Delaware Management Company Subadviser: Macquarie Investment Management Global Limited; Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited	1.12%	15.61%	9.48%	3.78%
US Fund Large Growth	Delaware Ivy Large Cap Growth Fund - Class Y* Adviser: Delaware Management Company Subadviser: Macquarie Investment Management Global Limited	0.89%	37.83%	18.49%	14.02%
US Fund Natural Resources	Delaware Ivy Natural Resources Fund - Class Y* Adviser: Delaware Management Company Subadviser: Macquarie Investment Management Global Limited	1.36%	1.27%	7.79%	-0.38%
US Fund Technology	Delaware Ivy Science & Technology Fund - Class Y Adviser: Delaware Management Company Subadviser: Macquarie Investment Management Global Limited	1.24%	40.63%	17.53%	11.26%
US Fund Small Growth	Delaware Ivy Small Cap Growth Fund - Class Y* Adviser: Delaware Management Company Subadviser: Macquarie Investment Management Global Limited	1.14%	13.34%	7.89%	7.14%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	Domini Impact Equity Fund® - Investor Shares (Closed to Contracts issued on or about 6/1/2014) Adviser: Domini Impact Investments LLC Subadviser: SSGA Funds Management Inc	1.00%	28.42%	14.76%	9.40%
US Fund Large Growth	DWS Capital Growth Fund - Class A Adviser: DWS Investment Management Americas, Inc. Subadviser: N/A	0.92%	38.17%	17.05%	13.05%
US Fund Emerging Markets Bond	DWS Emerging Markets Fixed Income Fund - Class A* (Closed to Contracts issued on or about 5/3/2010) Adviser: DWS Investment Management Americas, Inc. Subadviser: DWS International GmbH	1.16%	5.84%	0.01%	0.15%
US Fund Foreign Large Growth	DWS International Growth Fund - Class A* Adviser: DWS Investment Management Americas, Inc. Subadviser: N/A	1.17%	15.44%	7.09%	3.47%
US Fund Mid-Cap Blend	Eaton Vance Atlanta Capital SMID-Cap Fund - Class A Adviser: Eaton Vance Management Subadviser: Atlanta Capital Management Company,LLC	1.14%	13.72%	13.41%	10.88%
US Fund Moderate Allocation	Eaton Vance Balanced Fund - Class A Adviser: Eaton Vance Management Subadviser: N/A	0.97%	16.05%	9.53%	7.36%
US Fund Large Blend	Eaton Vance Dividend Builder Fund - Class A (Closed to Contracts issued on or about 6/13/2008) Adviser: Boston Management and Research Subadviser: N/A	1.00%	11.16%	12.93%	10.00%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund High Yield Bond	Eaton Vance Income Fund of Boston - Class A* Adviser: Boston Management and Research Subadviser: Eaton Vance Advisers International Ltd.	1.00%	11.77%	5.15%	4.13%
US Fund Large Value	Eaton Vance Large-Cap Value Fund - Class A Adviser: Boston Management and Research Subadviser: N/A	1.02%	7.92%	11.59%	8.33%
US Fund Health	Eaton Vance Worldwide Health Sciences Fund - Class A* Adviser: Eaton Vance Management Subadviser: Eaton Vance Advisers International Ltd.	1.14%	5.66%	10.71%	9.18%
US Fund Foreign Large Blend	Empower International Index Fund - Investor Class Adviser: Empower Capital Management, LLC Subadviser: Irish Life Inv Managers Ltd	0.65%	17.52%	7.66%	3.79%
US Fund Moderately Aggressive Allocation	Empower Moderately Aggressive Profile Fund - Investor Class* Adviser: Empower Capital Management, LLC Subadviser: N/A	1.01%	13.60%	8.69%	6.51%
US Fund Mid-Cap Blend	Empower S&P Mid Cap 400® Index Fund - Investor Class* Adviser: Empower Capital Management, LLC Subadviser: Irish Life Inv Managers Ltd	0.55%	15.76%	11.99%	8.66%
US Fund Small Blend	Empower S&P SmallCap 600® Index Fund - Investor Class Adviser: Empower Capital Management, LLC Subadviser: Irish Life Inv Managers Ltd	0.56%	15.47%	10.49%	8.10%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Value	Federated Hermes Clover Small Value Fund - Class A* Adviser: Federated Equity Mgmt Co. Of Penn Subadviser: N/A	1.14%	10.42%	11.36%	6.67%
US Fund Large Value	Federated Hermes Equity Income Fund, Inc. - Class A* Adviser: Federated Equity Mgmt Co. Of Penn Subadviser: N/A	1.12%	9.05%	9.38%	6.02%
US Fund Mid-Cap Growth	Federated Hermes Kaufmann Fund - Class R* (Closed to Contracts issued on or about 8/1/2013) Adviser: Federated Equity Management Company Of Pennsylvania Subadviser: Federated Global Investment Management Corp	1.97%	14.87%	6.99%	8.26%
US Fund Large Blend	Fidelity Advisor® Leveraged Company Stock Fund - Class M (Closed to Contracts issued on or about 8/1/2012) Adviser: Fidelity Management & Research Company LLC Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	1.27%	25.49%	14.73%	7.67%
US Fund Real Estate	Fidelity Advisor® Real Estate Fund - Class M Adviser: Fidelity Management & Research Company LLC Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	1.31%	10.56%	4.51%	5.31%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Moderately Conservative Allocation	Franklin Conservative Allocation Fund - Class A Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.84%	18.46%	10.06%	7.39%
US Fund Moderately Aggressive Allocation	Franklin Growth Allocation Fund - Class A Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.85%	11.11%	8.40%	6.16%
US Fund Large Growth	Franklin Growth Fund - Class A Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.80%	20.64%	13.70%	11.45%
US Fund High Yield Bond	Franklin High Income Fund - Class A1* Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.76%	9.75%	4.91%	3.40%
US Fund Moderate Allocation	Franklin Income Fund - Class A1* Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.61%	4.48%	6.91%	4.82%
US Fund Moderate Allocation	Franklin Moderate Allocation Fund - Class A Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.84%	8.10%	6.08%	4.65%
US Fund Global Large- Stock Value	Franklin Mutual Beacon Fund - Class A (Closed to Contracts issued on or about 8/1/2012) Adviser: Franklin Mutual Advisers, LLC Subadviser: N/A	1.02%	8.82%	7.40%	5.93%
US Fund Global Large- Stock Value	Franklin Mutual Global Discovery Fund - Class A* Adviser: Franklin Mutual Advisers, LLC Subadviser: N/A	1.21%	20.27%	10.11%	6.04%
US Fund Aggressive Allocation	Franklin Mutual Shares Fund - Class A Adviser: Franklin Mutual Advisers, LLC Subadviser: N/A	1.00%	20.01%	8.94%	5.79%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Value	Franklin Small Cap Value Fund - Class A* (Closed to Contracts issued on or about 5/27/2021) Adviser: Franklin Mutual Advisers, LLC Subadviser: N/A	0.98%	3.57%	9.85%	-0.39%
US Fund Multisector Bond	Franklin Strategic Income Fund - Class A* Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.93%	20.19%	12.48%	8.66%
US Fund Intermediate Core-Plus Bond	Franklin Total Return Fund - Class A* Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.89%	4.39%	1.27%	1.38%
US Fund Large Growth	Frost Growth Equity Fund - Investor Class Adviser: Frost Investment Advisors, LLC Subadviser: N/A	0.88%	44.87%	16.82%	13.34%
US Fund Multistrategy	Goldman Sachs Absolute Return Tracker - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.09%	10.45%	4.52%	3.09%
US Fund Intermediate Government	Goldman Sachs Government Income Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	0.82%	4.28%	-0.07%	0.71%
US Fund High Yield Bond	Goldman Sachs High Yield Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	0.98%	12.10%	4.21%	3.18%
US Fund Large Value	Goldman Sachs Large Cap Value Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.01%	12.74%	11.20%	7.28%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Growth	Goldman Sachs Mid Cap Growth Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.16%	18.82%	13.46%	9.11%
US Fund Mid-Cap Blend	Goldman Sachs Mid Cap Value Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.18%	11.45%	13.11%	7.77%
US Fund Small Blend	Goldman Sachs Small Cap Value Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.25%	11.03%	8.25%	5.94%
US Fund Mid-Cap Growth	Goldman Sachs Small/Mid Cap Growth Fund - Class A* (Closed to Contracts issued on or about 5/3/2010) Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.25%	13.90%	12.95%	9.20%
US Fund Moderately Conservative Allocation	Hartford AARP Balanced Retirement Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.11%	5.33%	4.41%	3.15%
US Fund Moderately Conservative Allocation	Hartford Balanced Income Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.95%	7.55%	6.52%	5.62%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	Hartford Capital Appreciation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company	1.10%	18.90%	12.07%	8.73%
US Fund Moderate Allocation	Hartford Checks and Balances Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: N/A	0.98%	12.99%	9.04%	7.02%
US Fund Moderately Conservative Allocation	Hartford Conservative Allocation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: N/A	1.14%	9.61%	4.28%	2.76%
US Fund Large Value	Hartford Dividend and Growth Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company	1.05%	13.72%	13.23%	10.10%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	Hartford Equity Income Fund - Class R4 (Closed to Contracts issued on or about 6/11/2010. Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts ) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company	1.06%	6.90%	11.73%	8.86%
US Fund Global Small/Mid Stock	Hartford Global Impact Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.11%	12.92%	10.06%	8.83%
US Fund Moderately Aggressive Allocation	Hartford Growth Allocation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Whitefoord LLP	1.09%	14.95%	8.53%	5.48%
US Fund Large Growth	Hartford Growth Opportunities Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company	1.14%	40.56%	14.77%	12.36%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Health	Hartford Healthcare Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company	1.29%	3.76%	10.44%	9.70%
US Fund High Yield Bond	Hartford High Yield Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company	0.97%	12.58%	5.05%	3.88%
US Fund Inflation- Protected Bond	Hartford Inflation Plus Fund - Class R4 (Closed to Contracts issued on or about 6/11/2010. Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company	0.89%	4.73%	3.07%	1.85%
US Fund Foreign Large Blend	Hartford International Equity Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.96%	14.89%	6.65%	3.68%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Blend	Hartford International Opportunities Fund - Class R4 (Closed to Contracts issued on or about 6/11/2010. Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.11%	11.44%	8.11%	3.77%
US Fund Mid-Cap Growth	Hartford Midcap Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company	1.16%	14.37%	9.30%	8.36%
US Fund Mid-Cap Value	Hartford MidCap Value Fund - Class R4 (Closed to Contracts issued on or about 6/11/2010. Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company	1.18%	15.75%	12.20%	7.38%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Moderate Allocation	Hartford Moderate Allocation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: N/A	1.07%	12.51%	6.55%	4.23%
US Fund Small Growth	Hartford Small Company Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company	1.31%	16.06%	11.08%	7.27%
US Fund Intermediate Core-Plus Bond	Hartford Total Return Bond Fund - Class R4 (Closed to Contracts issued on or about 8/1/2012) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company	0.74%	6.60%	1.53%	1.91%
US Fund Large Growth	Invesco American Franchise Fund - Class A (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.99%	40.91%	16.07%	11.56%
US Fund Commodities Broad Basket	Invesco Balanced-Risk Commodity Strategy Fund - Class A* Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.40%	-3.44%	6.80%	-0.06%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	Invesco Comstock Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.82%	12.24%	13.41%	8.90%
US Fund Diversified Emerging Mkts	Invesco Developing Markets Fund - Class A (Closed to Contracts issued on or about 4/13/2013) Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.26%	11.17%	2.26%	1.48%
US Fund Mid-Cap Growth	Invesco Discovery Mid Cap Growth Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.04%	12.96%	12.49%	9.41%
US Fund Large Value	Invesco Dividend Income Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.93%	7.02%	8.80%	7.88%
US Fund Moderately Aggressive Allocation	Invesco Equity and Income Fund - Class A* Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.78%	9.99%	9.61%	6.84%
US Fund Diversified Emerging Mkts	Invesco EQV Emerging Markets All Cap Fund - Class A* Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.34%	8.81%	4.87%	2.38%
US Fund Foreign Large Growth	Invesco EQV International Equity Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.27%	17.53%	7.95%	3.91%
US Fund Global Large- Stock Growth	Invesco Global Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.06%	34.03%	11.99%	8.22%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Small/Mid Stock	Invesco Global Opportunities Fund - Class A* Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.12%	17.34%	4.11%	6.41%
US Fund Global Bond	Invesco Global Strategic Income Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.05%	8.65%	1.20%	1.37%
US Fund Equity Precious Metals	Invesco Gold & Special Minerals Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.06%	6.36%	11.34%	5.35%
US Fund Large Value	Invesco Growth and Income Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.79%	12.56%	11.79%	8.23%
US Fund Intermediate Core Bond	Invesco Intermediate Bond Factor Fund - Class A* Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.52%	6.28%	1.69%	2.01%
US Fund Global Bond	Invesco International Bond Fund - Class A* Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.05%	8.25%	0.03%	0.69%
US Fund Foreign Large Growth	Invesco International Diversified Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.27%	15.43%	6.11%	3.74%
US Fund Large Blend	Invesco Main Street All Cap Fund® - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.06%	25.93%	15.28%	9.44%
US Fund Mid-Cap Blend	Invesco Main Street Mid Cap Fund® - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.06%	14.48%	11.71%	7.54%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Growth	Invesco Oppenheimer International Growth Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.10%	20.76%	8.76%	3.78%
US Fund Real Estate	Invesco Real Estate Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: Invesco Asset Management Ltd	1.24%	8.75%	5.62%	6.37%
US Fund Large Blend	Invesco Rising Dividends Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.99%	17.60%	13.82%	9.16%
US Fund Small Blend	Invesco Small Cap Equity Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.26%	15.96%	12.15%	6.30%
US Fund Small Growth	Invesco Small Cap Growth Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.16%	12.66%	8.73%	7.35%
US Fund Small Value	Invesco Small Cap Value Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.10%	22.91%	20.69%	10.09%
US Fund Mid-Cap Value	Invesco Value Opportunities Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.09%	15.15%	16.74%	8.67%
US Fund Moderate Allocation	Janus Henderson Balanced Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	1.07%	14.98%	9.18%	7.56%
US Fund Mid-Cap Growth	Janus Henderson Enterprise Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	1.16%	17.51%	13.16%	11.48%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	Janus Henderson Forty Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	0.98%	39.34%	16.37%	13.16%
US Fund Mid-Cap Value	Janus Henderson Mid Cap Value Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	0.99%	10.92%	9.79%	6.82%
US Fund Foreign Large Blend	Janus Henderson Overseas Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	1.29%	10.52%	10.79%	3.00%
US Fund Intermediate Core Bond	JPMorgan Core Bond Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.75%	5.42%	1.16%	1.69%
US Fund Large Growth	JPMorgan Large Cap Growth Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.94%	34.28%	20.59%	15.11%
US Fund Small Blend	JPMorgan Small Cap Equity Fund - Class A (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	1.26%	11.61%	10.34%	8.14%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Growth	JPMorgan Small Cap Growth Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	1.24%	13.85%	9.54%	8.35%
US Fund Small Value	JPMorgan Small Cap Value Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	1.19%	12.77%	10.12%	5.93%
US Fund Target-Date 2020	JPMorgan SmartRetirement®2020 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.75%	11.55%	5.15%	4.41%
US Fund Target-Date 2025	JPMorgan SmartRetirement®2025 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.78%	13.03%	6.29%	5.10%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2030	JPMorgan SmartRetirement®2030 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.79%	15.11%	7.40%	5.75%
US Fund Target-Date 2035	JPMorgan SmartRetirement®2035 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.83%	17.03%	8.84%	6.48%
US Fund Target-Date 2040	JPMorgan SmartRetirement®2040 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.84%	18.44%	9.73%	6.98%
US Fund Target-Date 2045	JPMorgan SmartRetirement®2045 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.85%	19.52%	10.36%	7.28%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2050	JPMorgan SmartRetirement®2050 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.85%	19.86%	10.39%	7.28%
US Fund Target-Date 2055	JPMorgan SmartRetirement®2055 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.85%	19.85%	10.40%	7.30%
US Fund Target-Date 2060	JPMorgan SmartRetirement®2060 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.84%	19.78%	10.40%	8.58%
US Fund Target-Date Retirement	JPMorgan SmartRetirement® Income Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.69%	11.62%	4.85%	3.83%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	JPMorgan U.S. Equity Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.94%	26.71%	16.84%	12.02%
US Fund Money Market - Taxable	JPMorgan U.S. Government Money Market Fund - Reserve Class Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.69%	4.48%	1.46%	0.88%
US Fund Large Growth	LKCM Aquinas Catholic Equity Fund* Adviser: Luther King Capital Management Corporation Subadviser: N/A	1.00%	14.07%	13.78%	8.72%
US Fund Multisector Bond	Loomis Sayles Bond Fund - Class ADM* Adviser: Loomis, Sayles & Company LP Subadviser: N/A	1.14%	7.50%	1.66%	1.59%
US Fund Large Value	Lord Abbett Affiliated Fund, Inc. - Class A (Closed to Contracts issued on or about 8/1/2012) Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.72%	10.20%	9.50%	7.81%
US Fund Small Growth	Lord Abbett Developing Growth Fund - Class A (Closed to Contracts issued on or about 1/15/2012) Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.94%	8.37%	9.28%	6.82%
US Fund Large Blend	Lord Abbett Dividend Growth Fund - Class A Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.92%	15.86%	13.27%	10.19%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	Lord Abbett Fundamental Equity Fund - Class A Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.96%	12.91%	10.94%	7.58%
US Fund Mid-Cap Growth	Lord Abbett Growth Opportunities Fund - Class A Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.96%	10.48%	9.04%	7.24%
US Fund Foreign Large Blend	Lord Abbett International Equity Fund - Class A Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.97%	11.45%	7.72%	2.54%
US Fund Intermediate Core-Plus Bond	Lord Abbett Total Return Fund - Class A Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.65%	5.93%	1.23%	1.83%
US Fund Mid-Cap Blend	Lord Abbett Value Opportunities Fund - Class A Adviser: Lord, Abbett & Co LLC Subadviser: N/A	1.16%	15.94%	10.67%	7.05%
US Fund Large Blend	Massachusetts Investors Trust - Class R3 Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.71%	19.16%	13.73%	10.41%
US Fund Large Growth	MassMutual Blue Chip Growth Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Loomis, Sayles & Company LP; T. Rowe Price Associates, Inc.	1.18%	15.98%	10.67%	7.06%
US Fund Large Growth	MassMutual Disciplined Growth Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Wellington Management Company LLP	1.08%	39.01%	15.96%	12.23%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	MassMutual Diversified Value Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Brandywine Global Investment Mgmt, LLC	1.06%	8.94%	11.12%	8.34%
US Fund Large Blend	MassMutual Equity Opportunities Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Wellington Management Company LLP; T. Rowe Price Associates, Inc.	1.20%	10.29%	12.57%	9.91%
US Fund Large Value	MassMutual Fundamental Value Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Barrow Hanley Mewhinney & Strauss LLC; Boston Partners Global Investors, Inc	1.13%	11.17%	11.45%	7.83%
US Fund Global Large- Stock Growth	MassMutual Global Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	1.37%	33.75%	11.59%	7.84%
US Fund Large Growth	MassMutual Growth Opportunities Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Sands Capital Management, LLC ;Jackson Square Partners, LLC	1.30%	47.35%	12.09%	9.69%
US Fund Foreign Large Blend	MassMutual International Equity Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: Thompson, Siegel & Walmsley LLC; Wellington Management Company LLP	1.50%	11.15%	9.15%	3.78%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	MassMutual Main Street Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	1.34%	22.17%	13.08%	9.54%
US Fund Mid-Cap Growth	MassMutual Mid Cap Growth Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.; Frontier Capital Management Company, LLC; T. Rowe Price Investment Management,Inc.	1.11%	19.03%	11.24%	9.85%
US Fund Foreign Large Blend	MassMutual Overseas Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: Harris Associates L.P.; Massachusetts Financial Services Company	1.24%	18.40%	9.13%	4.25%
US Fund Target-Date 2020	MassMutual RetireSMART by JPMorgan 2020 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.92%	10.94%	5.29%	4.16%
US Fund Target-Date 2025	MassMutual RetireSMART by JPMorgan 2025 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.92%	12.23%	6.51%	4.92%
US Fund Target-Date 2030	MassMutual RetireSMART by JPMorgan 2030 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.96%	13.89%	7.55%	5.47%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2035	MassMutual RetireSMART by JPMorgan 2035 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.99%	16.21%	8.58%	5.98%
US Fund Target-Date 2040	MassMutual RetireSMART by JPMorgan 2040 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.99%	17.56%	9.44%	6.36%
US Fund Target-Date 2045	MassMutual RetireSMART by JPMorgan 2045 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.98%	18.48%	10.10%	6.68%
US Fund Target-Date 2050	MassMutual RetireSMART by JPMorgan 2050 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.98%	18.84%	10.13%	6.84%
US Fund Target-Date 2055	MassMutual RetireSMART by JPMorgan 2055 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.97%	18.88%	10.15%	6.88%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2060	MassMutual RetireSMART by JPMorgan 2060 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.97%	18.75%	10.14%	8.14%
US Fund Target-Date Retirement	MassMutual RetireSMART by JPMorgan in Retirement Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.94%	10.94%	4.92%	3.46%
US Fund Target-Date 2000-2010	MassMutual Select T. Rowe Price Retirement 2005 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.99%	11.26%	5.43%	3.98%
US Fund Target-Date 2000-2010	MassMutual Select T. Rowe Price Retirement 2010 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.99%	11.83%	5.90%	4.29%
US Fund Target-Date 2015	MassMutual Select T. Rowe Price Retirement 2015 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.01%	12.37%	6.43%	4.59%
US Fund Target-Date 2020	MassMutual Select T. Rowe Price Retirement 2020 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.03%	12.94%	7.07%	4.92%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2025	MassMutual Select T. Rowe Price Retirement 2025 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.05%	13.92%	7.85%	5.37%
US Fund Target-Date 2030	MassMutual Select T. Rowe Price Retirement 2030 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.08%	15.70%	8.65%	5.87%
US Fund Target-Date 2035	MassMutual Select T. Rowe Price Retirement 2035 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.09%	17.56%	9.46%	6.38%
US Fund Target-Date 2040	MassMutual Select T. Rowe Price Retirement 2040 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.10%	18.99%	10.12%	6.81%
US Fund Target-Date 2045	MassMutual Select T. Rowe Price Retirement 2045 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.12%	19.90%	10.58%	7.12%
US Fund Target-Date 2050	MassMutual Select T. Rowe Price Retirement 2050 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.13%	20.18%	10.64%	7.17%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2055	MassMutual Select T. Rowe Price Retirement 2055 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.14%	20.25%	10.62%	7.15%
US Fund Target-Date 2060	MassMutual Select T. Rowe Price Retirement 2060 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.14%	20.23%	10.62%	7.15%
US Fund Moderately Conservative Allocation	MassMutual Select T. Rowe Price Retirement Balanced Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.99%	10.73%	5.60%	4.09%
US Fund Short-Term Bond	MassMutual Short-Duration Bond Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: Barings LLC; Baring International Investment Ltd	0.91%	6.30%	0.67%	1.09%
US Fund Small Growth	MassMutual Small Cap Growth Equity Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Wellington Management Company LLP; Invesco Advisers, Inc.	1.32%	16.45%	12.24%	8.72%
US Fund Small Blend	MassMutual Small Cap Opportunities Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	1.10%	17.54%	12.61%	8.56%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Value	MassMutual Small Company Value Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: AllianceBernstein L.P.; American Century Investment Management	1.31%	9.92%	9.70%	5.95%
US Fund Intermediate Core-Plus Bond	MassMutual Strategic Bond Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Brandywine Global Investment Mgmt, LLC; Western Asset Management Company, LLC; Western Asset Management CO LTD	1.01%	6.12%	1.23%	2.02%
US Fund Diversified Emerging Mkts	MassMutual Strategic Emerging Markets Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	1.60%	9.63%	1.72%	0.97%
US Fund Intermediate Core-Plus Bond	MassMutual Total Return Bond Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: Metropolitan West Asset Management, LLC.	0.78%	5.25%	0.88%	1.34%
US Fund Emerging Markets Bond	MFS® Emerging Markets Debt Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	1.06%	10.10%	2.24%	2.73%
US Fund Intermediate Government	MFS® Government Securities Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.76%	3.95%	0.11%	0.81%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	MFS® Growth Fund - Class R3* (Closed to Contracts issued on or about 8/26/2011) Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.85%	35.79%	15.71%	12.65%
US Fund Foreign Large Growth	MFS® International Growth Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	1.08%	14.54%	9.18%	6.09%
US Fund Foreign Large Growth	MFS® International Intrinsic Value Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	1.03%	17.60%	8.47%	6.84%
US Fund Small Growth	MFS® New Discovery Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	1.29%	13.97%	10.52%	7.23%
US Fund Foreign Large Blend	MFS® Research International Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	1.04%	13.10%	8.45%	4.04%
US Fund Technology	MFS® Technology Fund - Class R3* (Closed to Contracts issued on or about 5/3/2010) Adviser: Massachusetts Financial Services Company Subadviser: N/A	1.14%	53.89%	17.15%	15.12%
US Fund Intermediate Core-Plus Bond	MFS® Total Return Bond Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.70%	6.95%	1.61%	1.88%
US Fund Moderate Allocation	MFS® Total Return Fund - Class R3 Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.73%	10.29%	8.41%	6.39%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Utilities	MFS® Utilities Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	1.02%	-2.22%	8.16%	6.23%
US Fund Large Value	MFS® Value Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.79%	7.92%	11.24%	8.41%
US Fund Large Blend	MM S&P 500® Index Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Northern Trust Investments Inc	0.64%	25.48%	15.00%	11.35%
US Fund Large Blend	Neuberger Berman Sustainable Equity Fund - Class A Adviser: Neuberger Berman Investment Advisers LLC Subadviser: N/A	1.06%	26.53%	13.64%	9.77%
US Fund Small Blend	North Square Spectrum Alpha Fund - Class A Adviser: North Square Investments, LLC Subadviser: NSI Retail Advisors, LLC	2.26%	24.70%	9.77%	6.01%
US Fund Large Blend	Nuveen Dividend Growth Fund - Class A Adviser: Nuveen Fund Advisors, LLC. Subadviser: Nuveen Asset Management, LLC	0.92%	14.79%	13.61%	10.20%
US Fund Foreign Large Value	Nuveen International Value Fund - Class A* Adviser: Nuveen Fund Advisors, LLC. Subadviser: Nuveen Asset Management, LLC	1.15%	20.31%	8.46%	3.51%
US Fund Mid-Cap Growth	Nuveen Mid Cap Growth Opportunities Fund - Class A* Adviser: Nuveen Fund Advisors, LLC. Subadviser: Nuveen Asset Management, LLC	1.17%	19.94%	11.17%	7.62%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Blend	Nuveen Small Cap Select Fund - Class A* Adviser: Nuveen Fund Advisors, LLC. Subadviser: Nuveen Asset Management, LLC	1.24%	17.30%	12.18%	8.05%
US Fund Moderate Allocation	Oakmark Equity and Income Fund - Investor Class Adviser: Harris Associates L.P. Subadviser: N/A	0.86%	17.34%	10.00%	6.70%
US Fund Large Growth	PGIM Jennison Focused Growth Fund - Class A* Adviser: PGIM Investments LLC Subadviser: Jennison Associates LLC	1.05%	52.29%	16.06%	13.00%
US Fund Mid-Cap Growth	PGIM Jennison Mid-Cap Growth Fund, Inc. - Class A Adviser: PGIM Investments LLC Subadviser: Jennison Associates LLC	1.07%	20.18%	14.66%	9.36%
US Fund Natural Resources	PGIM Jennison Natural Resources Fund, Inc. - Class A Adviser: PGIM Investments LLC Subadviser: Jennison Associates LLC	1.27%	-2.18%	14.95%	1.43%
US Fund Inflation- Protected Bond	PIMCO Real Return Fund - Class A Adviser: Pacific Investment Management Company, LLC Subadviser: N/A	1.07%	3.33%	2.87%	1.97%
US Fund Intermediate Core-Plus Bond	PIMCO Total Return ESG Fund - Admin Class Adviser: Pacific Investment Management Company, LLC Subadviser: N/A	0.86%	5.53%	0.70%	1.37%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core-Plus Bond	PIMCO Total Return Fund - Class A Adviser: Pacific Investment Management Company, LLC Subadviser: N/A	0.83%	5.94%	0.97%	1.57%
US Fund Large Value	Pioneer Disciplined Value Fund - Class A Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	0.89%	8.10%	11.45%	7.81%
US Fund Large Value	Pioneer Equity Income Fund - Class A Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.02%	7.00%	9.32%	8.19%
US Fund Large Blend	Pioneer Fund - Class A Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	0.93%	28.32%	16.73%	12.05%
US Fund Large Growth	Pioneer Fundamental Growth Fund - Class A Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.02%	32.48%	17.38%	13.00%
US Fund Global Large- Stock Value	Pioneer Global Sustainable Equity Fund - Class A* (Closed to Contracts issued on or about 5/3/2010) Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.15%	16.24%	13.70%	8.49%
US Fund Mid-Cap Value	Pioneer Mid Cap Value Fund - Class A (Closed to Contracts issued on or about 8/1/2011) Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.19%	12.16%	12.46%	7.35%
US Fund Multisector Bond	Pioneer Strategic Income Fund - Class A Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.11%	7.76%	2.61%	2.67%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund High Yield Bond	Putnam High Yield Fund - Class A Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited	1.05%	11.94%	4.47%	3.59%
US Fund Foreign Small/Mid Blend	Putnam International Capital Opportunities Fund - Class A Adviser: Putnam Investment Management, LLC Subadviser: The Putnam Advisory Company, LLC; Putnam Investments Limited	1.58%	15.22%	8.38%	3.75%
US Fund Large Value	Putnam Large Cap Value Fund - Class A Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited	0.90%	15.40%	14.30%	10.12%
US Fund Small Value	Royce Small-Cap Total Return Fund - Service Class* Adviser: Royce & Associates, LP Subadviser: N/A	1.53%	23.85%	11.36%	7.11%
US Fund Small Value	Royce Small-Cap Value Fund - Service Class* Adviser: Royce & Associates, LP Subadviser: N/A	1.49%	26.08%	9.96%	5.34%
US Fund Moderate Allocation	Russell LifePoints® Balanced Strategy Fund - Class R4* (Closed to Contracts issued on or about 5/3/2010) Adviser: Russell Investment Management, LLC Subadviser: N/A	1.18%	14.19%	5.26%	4.02%
US Fund Conservative Allocation	Russell LifePoints® Conservative Strategy Fund - Class R4* (Closed to Contracts issued on or about 5/3/2010) Adviser: Russell Investment Management, LLC Subadviser: N/A	0.92%	7.94%	2.06%	2.09%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Moderately Aggressive Allocation	Russell LifePoints® Equity Growth Strategy Fund - Class R4* (Closed to Contracts issued on or about 5/3/2010) Adviser: Russell Investment Management, LLC Subadviser: N/A	1.17%	19.02%	8.10%	5.47%
US Fund Moderately Aggressive Allocation	Russell LifePoints® Growth Strategy Fund - Class R4* (Closed to Contracts issued on or about 5/3/2010) Adviser: Russell Investment Management, LLC Subadviser: N/A	1.18%	17.42%	7.28%	5.06%
US Fund Moderately Conservative Allocation	Russell LifePoints® Moderate Strategy Fund - Class R4* (Closed to Contracts issued on or about 5/3/2010) Adviser: Russell Investment Management, LLC Subadviser: N/A	1.01%	11.01%	3.15%	2.94%
US Fund Large Value	T. Rowe Price Equity Income Fund - Class R Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.23%	9.06%	10.69%	7.38%
US Fund Large Growth	T. Rowe Price Growth Stock Fund - Class R Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.18%	44.52%	12.74%	11.13%
US Fund Foreign Large Value	Templeton Foreign Fund - Class A* Adviser: Templeton Global Advisors Limited Subadviser: N/A	1.10%	19.95%	6.34%	2.27%
US Fund Global Bond	Templeton Global Bond Fund - Class A* Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.97%	2.43%	-2.57%	-0.62%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Large- Stock Blend	Templeton Growth Fund, Inc. - Class A Adviser: Templeton Global Advisors Limited Subadviser: Templeton Asset Management Ltd.	1.04%	20.98%	6.40%	3.22%
US Fund Foreign Large Blend	Thornburg International Equity Fund - Class R4* Adviser: Thornburg Investment Management Inc Subadviser: N/A	1.16%	15.70%	10.18%	4.68%
US Fund Mid-Cap Blend	Thornburg Small/Mid Cap Core Fund - Class R4* (Closed to Contracts issued on or about 8/1/2013) Adviser: Thornburg Investment Management Inc Subadviser: N/A	1.21%	13.32%	8.44%	7.52%
US Fund Mid-Cap Growth	Thornburg Small/Mid Cap Growth Fund - Class R4* (Closed to Contracts issued on or about 8/1/2011) Adviser: Thornburg Investment Management Inc Subadviser: N/A	1.36%	19.68%	6.56%	5.24%
US Fund Intermediate Core Bond	TIAA-CREF Bond Index Fund - Retirement Class Adviser: Teachers Advisors LLC Subadviser: N/A	0.32%	5.48%	0.72%	1.44%
US Fund Large Blend	TIAA-CREF Equity Index Fund - Retirement Class Adviser: Teachers Advisors LLC Subadviser: N/A	0.30%	25.59%	14.84%	11.17%
US Fund Large Growth	TIAA-CREF Large-Cap Growth Index Fund - Retirement Class Adviser: Teachers Advisors LLC Subadviser: N/A	0.30%	42.29%	19.14%	14.51%
US Fund Large Value	TIAA-CREF Large-Cap Value Index Fund - Retirement Class Adviser: Teachers Advisors LLC Subadviser: N/A	0.30%	11.15%	10.61%	8.09%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Blend	Timothy Plan Large/Mid- Cap Value Fund - Class A* Adviser: Timothy Partners Ltd Subadviser: Westwood Management Corp	1.34%	13.20%	12.70%	8.67%
US Fund Global Allocation	UBS Global Allocation Fund - Class A* (Closed to Contracts issued on or about 5/3/2010) Adviser: UBS Asset Management (Americas) Inc Subadviser: N/A	1.31%	9.42%	5.75%	4.16%
US Fund Large Blend	Victory Diversified Stock Fund - Class A (Closed to Contracts issued on or about 8/1/2012) Adviser: Victory Capital Management Inc. Subadviser: N/A	1.07%	24.70%	15.13%	9.49%
US Fund Mid-Cap Growth	Victory Munder Mid-Cap Core Growth Fund - Class A Adviser: Victory Capital Management Inc. Subadviser: N/A	1.28%	14.28%	11.30%	7.45%
US Fund Large Blend	Victory Special Value Fund - Class A (Closed to Contracts issued on or about 8/1/2013) Adviser: Victory Capital Management Inc. Subadviser: N/A	1.38%	24.38%	14.72%	8.78%
US Fund Mid-Cap Value	Victory Sycamore Established Value Fund - Class A Adviser: Victory Capital Management Inc. Subadviser: N/A	0.90%	9.95%	14.22%	10.62%
US Fund Small Value	Victory Sycamore Small Company Opportunity Fund - Class A Adviser: Victory Capital Management Inc. Subadviser: N/A	1.25%	11.05%	11.30%	9.09%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	Virtus Ceredex Large-Cap Value Equity Fund - Class A Adviser: Virtus Fund Advisers, LLC Subadviser: Ceredex Value Advisors LLC	1.24%	14.57%	10.67%	7.63%
US Fund Mid-Cap Value	Virtus Ceredex Mid-Cap Value Equity Fund - Class A Adviser: Virtus Fund Advisers, LLC Subadviser: Ceredex Value Advisors LLC	1.28%	10.63%	9.80%	7.33%
US Fund Small Blend	Virtus Ceredex Small-Cap Value Equity Fund - Class A Adviser: Virtus Fund Advisers, LLC Subadviser: Ceredex Value Advisors LLC	1.46%	14.30%	8.94%	6.13%
US Fund Large Value	Virtus NFJ Dividend Value Fund - Class A Adviser: Virtus Investment Advisers, Inc. Subadviser: NFJ Investment Group LLC - Dallas	1.04%	19.14%	9.94%	6.85%
US Fund Foreign Large Value	Virtus NFJ International Value Fund - Class A* Adviser: Virtus Investment Advisers, Inc. Subadviser: NFJ Investment Group LLC - Dallas	1.30%	10.33%	5.39%	0.24%
US Fund Intermediate Core-Plus Bond	Virtus Seix Total Return Bond Fund - Class A Adviser: Virtus Fund Advisers, LLC Subadviser: Seix Investment Advisors	0.70%	4.37%	0.98%	1.55%

Portfolio Company Objective [Text Block]	UNDERLYINGFUND TYPE
Temporary Fee Reductions, Current Expenses [Text Block]	*Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.HV-6779
Premier Solutions Standard (Series A-II) | NotaShortTermInvestmentMember
Prospectus:
Principal Risk [Text Block]	Not a Short Term Investment Vehicle. The Contract is designed for retirement savings or other long-term purposes. It is not appropriate for investors who need ready access to cash.
Premier Solutions Standard (Series A-II) | InvestmentOptions1RiskMember
Prospectus:
Principal Risk [Text Block]	Risks Associated with Underlying Funds. The value of your investment and any returns will depend on the performance of the Underlying Fund(s) you select. You bear the risk of any decline in your Participant Account value resulting from the Underlying Fund(s)’ performance.
Premier Solutions Standard (Series A-II) | CompanysClaimsPayingAbilityMember
Prospectus:
Principal Risk [Text Block]	Company’s Claims Paying Ability. Guarantees and benefits provided by the Talcott Resolution are subject to the financial strength and claims paying ability of the company. If the Talcott experiences financial difficulty, it may not be able to make guaranteed payments that exceed the assets in the Separate Account.
Premier Solutions Standard (Series A-II) | DeductionThirdPartyAdvisoryFeesMember
Prospectus:
Principal Risk [Text Block]	Deduction of Third-Party Advisory Fees. Risks relating to the deduction of advisory fees will reduce your Participant Account Value and subject to state and federal income tax, as well as a 10% federal penalty tax if the Participant is under age 59 1/2.
Premier Solutions Standard (Series A-II) | LimitationsonSurrendersandWithdrawalsMember
Prospectus:
Principal Risk [Text Block]	Limitations on Surrenders and Withdrawals. During the first five Contract Years we will deduct a Contingent Deferred Surrender Charge if you surrender or take a withdrawal from the Contract. You should purchase the Contract only if you have the ability to keep it in force for a substantial period of time.
Premier Solutions Standard (Series A-II) | ContractSuspensionMember
Prospectus:
Principal Risk [Text Block]	Contract Suspension. The Contract may be suspended where new Contributions and new Participant Accounts may be prohibited.
Premier Solutions Standard (Series A-II) | TaxConsequencesMember
Prospectus:
Principal Risk [Text Block]	Tax Consequences. Withdrawals are generally taxable as ordinary income. Withdrawals before age 59 1∕2 may be subject to a tax penalty.
Premier Solutions Standard (Series A-II) | CyberSecurityandBusinessContinuityRiskMember
Prospectus:
Principal Risk [Text Block]	Cyber Security and Business Continuity Risk. Our business is highly dependent upon the effective operation of our computer systems and those of our business partners and service providers. Our business is therefore vulnerable to disruptions from utility outages and susceptible to operational and information security risks resulting from system failures and cybersecurity incidents. These risks include, among other things, the theft, misuse, corruption and destruction of electronic data, interference with or denial of service, attacks on systems or websites and other operational disruptions that could severely impede our ability to conduct our business and administer the Contract. Financial services companies and their third-party service providers are increasingly the targets of cyber-attacks involving the encryption of data (e.g., ransomware), disruptions in communications (e.g., denial of service), or unauthorized access to or release of personal or confidential information. In 2023, we were notified of a data security incident involving the MOVEit file transfer system used by numerous financial services companies. A third-party vendor uses that software on our behalf to, among other things, identify the deaths of insured persons and annuitants under life insurance policies and annuity contracts. We notified affected customers as required by law, and we continue to assess and investigate the overall impact of the incident. The techniques used to attack systems and networks change frequently, are becoming more sophisticated, and can originate from a wide variety of sources. The use of remote or flexible work arrangements, remote access tools, and mobile technology has expanded potential targets for cyber-attack. System failures and cybersecurity incidents may adversely affect you and/or your Contract. For instance, a cyber-attack may interfere with our ability to process Contract transactions or calculate Contract values, including Accumulation Unit values, or could result in the release of confidential customer information. Such events could also adversely affect us, as they may result in regulatory fines, financial losses and reputational damage. Cybersecurity incidents may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. Although we take efforts to protect our systems from cybersecurity incidents, there can be no assurance that we or our service providers or the underlying funds will be able to avoid cybersecurity incidents affecting Contract owners in the future. It is possible that a cybersecurity incident could persist for an extended period of time without detection. We are also exposed to risks related to natural and man-made disasters, and other severe events, such as storms, public health crises, terrorist acts, and military actions, any of which could adversely affect our business operations. While we have a business continuity plan and have taken precautions, we cannot assure you that severe events will not result in interruptions to our business operations, particularly if such events affect our computer systems or result in a significant number of our employees becoming unavailable. Interruptions to our business operations may impair our ability to effectively administer the Contract, including our ability to process orders and calculate Contract values. Additionally, our third-party service providers and other third-parties related to our business (such as financial intermediaries or underlying funds) are subject to similar risks. Successful implementation and execution of their business continuity policies and procedures are largely beyond our control. Disruptions to their business operations may impair our own business operations.Cybersecurity incidents may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. Although we take efforts to protect our systems from cybersecurity incidents, there can be no assurance that we or our service providers or the underlying funds will be able to avoid cybersecurity incidents affecting Contract owners in the future. It is possible that a cybersecurity incident could persist for an extended period of time without detection. We are also exposed to risks related to natural and man-made disasters, and other severe events, such as storms, public health crises, terrorist acts, and military actions, any of which could adversely affect our business operations. While we have a business continuity plan and have taken precautions, we cannot assure you that severe events will not result in interruptions to our business operations, particularly if such events affect our computer systems or result in a significant number of our employees becoming unavailable. Interruptions to our business operations may impair our ability to effectively administer the Contract, including our ability to process orders and calculate Contract values. Additionally, our third-party service providers and other third-parties related to our business (such as financial intermediaries or underlying funds) are subject to similar risks. Successful implementation and execution of their business continuity policies and procedures are largely beyond our control. Disruptions to their business operations may impair our own business operations.
Premier Solutions Standard (Series A-II) | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	You can lose money by investing in this Contract, including loss of principal and prior credited earnings.
Premier Solutions Standard (Series A-II) | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	The Contract is designed as a long-term accumulation Investment for retirement savings. It is not designed for short term investment and is not appropriate for an investor who needs ready access to cash.
Premier Solutions Standard (Series A-II) | Investment Options Risk [Member]
Prospectus:
Risk [Text Block]	•An investment in this Contract is subject to the risk of poor investment performance of the Underlying Funds available under the Contract.•Each Underlying Fund has its own unique risks.•You should review the prospectus for each Underlying Fund before making an investment decision.
Premier Solutions Standard (Series A-II) | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	Any obligations, guarantees, and benefits of the Contract are subject to the claims- paying ability of the Talcott Resolution. If Talcott Resolution experiences financial distress, it may not be able to meet its obligations to you. More information about Talcott Resolution, including its financial strength ratings, is available upon request. You may make such request by calling 844-804-8989 or visiting https://www.talcottresolution.com
Premier Solutions Standard (Series A-II) | AmericanCenturyEquityIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	American Century Equity Income Fund - Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	3.64%
Average Annual Total Returns, 5 Years [Percent]	7.80%
Average Annual Total Returns, 10 Years [Percent]	7.72%
Premier Solutions Standard (Series A-II) | AmericanCenturyGinnieMaeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Government
Portfolio Company Name [Text Block]	American Century Ginnie Mae Fund - Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	4.45%
Average Annual Total Returns, 5 Years [Percent]	(0.18%)
Average Annual Total Returns, 10 Years [Percent]	0.61%
Premier Solutions Standard (Series A-II) | AmericanCenturySmallCompanyFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	American Century Small Company Fund - Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	20.99%
Average Annual Total Returns, 5 Years [Percent]	9.69%
Average Annual Total Returns, 10 Years [Percent]	5.77%
Premier Solutions Standard (Series A-II) | AmericanCenturyUSGovernmentMoneyMarketFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Money Market - Taxable
Portfolio Company Name [Text Block]	American Century U.S. Government Money Market Fund - Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	4.40%
Average Annual Total Returns, 5 Years [Percent]	1.44%
Average Annual Total Returns, 10 Years [Percent]	1.10%
Premier Solutions Standard (Series A-II) | AmericanFundsNewWorldFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Diversified Emerging Mkts
Portfolio Company Name [Text Block]	American Funds New World Fund® - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.22%
Average Annual Total Returns, 1 Year [Percent]	15.47%
Average Annual Total Returns, 5 Years [Percent]	8.21%
Average Annual Total Returns, 10 Years [Percent]	4.82%
Premier Solutions Standard (Series A-II) | CalvertEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Calvert Equity Fund - Class A
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Portfolio Company Subadviser [Text Block]	Atlanta Capital Management Company,LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	17.93%
Average Annual Total Returns, 5 Years [Percent]	16.27%
Average Annual Total Returns, 10 Years [Percent]	12.70%
Premier Solutions Standard (Series A-II) | DelawareIvySmallCapGrowthFundClassYMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	Delaware Ivy Small Cap Growth Fund - Class Y*
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	13.34%
Average Annual Total Returns, 5 Years [Percent]	7.89%
Average Annual Total Returns, 10 Years [Percent]	7.14%
Premier Solutions Standard (Series A-II) | FranklinMutualGlobalDiscoveryFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Value
Portfolio Company Name [Text Block]	Franklin Mutual Global Discovery Fund - Class A*
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	1.21%
Average Annual Total Returns, 1 Year [Percent]	20.27%
Average Annual Total Returns, 5 Years [Percent]	10.11%
Average Annual Total Returns, 10 Years [Percent]	6.04%
Premier Solutions Standard (Series A-II) | InvescoEquityandIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Moderately Aggressive Allocation
Portfolio Company Name [Text Block]	Invesco Equity and Income Fund - Class A*
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	9.99%
Average Annual Total Returns, 5 Years [Percent]	9.61%
Average Annual Total Returns, 10 Years [Percent]	6.84%
Premier Solutions Standard (Series A-II) | InvescoGlobalOpportunitiesFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Small/Mid Stock
Portfolio Company Name [Text Block]	Invesco Global Opportunities Fund - Class A*
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	17.34%
Average Annual Total Returns, 5 Years [Percent]	4.11%
Average Annual Total Returns, 10 Years [Percent]	6.41%
Premier Solutions Standard (Series A-II) | InvescoIntermediateBondFactorFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core Bond
Portfolio Company Name [Text Block]	Invesco Intermediate Bond Factor Fund - Class A*
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.52%
Average Annual Total Returns, 1 Year [Percent]	6.28%
Average Annual Total Returns, 5 Years [Percent]	1.69%
Average Annual Total Returns, 10 Years [Percent]	2.01%
Premier Solutions Standard (Series A-II) | MassMutualGlobalFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Growth
Portfolio Company Name [Text Block]	MassMutual Global Fund - Class R4
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.37%
Average Annual Total Returns, 1 Year [Percent]	33.75%
Average Annual Total Returns, 5 Years [Percent]	11.59%
Average Annual Total Returns, 10 Years [Percent]	7.84%
Premier Solutions Standard (Series A-II) | MassMutualInternationalEquityFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	MassMutual International Equity Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Thompson, Siegel & Walmsley LLC; Wellington Management Company LLP
Current Expenses [Percent]	1.50%
Average Annual Total Returns, 1 Year [Percent]	11.15%
Average Annual Total Returns, 5 Years [Percent]	9.15%
Average Annual Total Returns, 10 Years [Percent]	3.78%
Premier Solutions Standard (Series A-II) | MassMutualMainStreetFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	MassMutual Main Street Fund - Class R4
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.34%
Average Annual Total Returns, 1 Year [Percent]	22.17%
Average Annual Total Returns, 5 Years [Percent]	13.08%
Average Annual Total Returns, 10 Years [Percent]	9.54%
Premier Solutions Standard (Series A-II) | MassMutualShortDurationBondFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Short-Term Bond
Portfolio Company Name [Text Block]	MassMutual Short-Duration Bond Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Barings LLC; Baring International Investment Ltd
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	6.30%
Average Annual Total Returns, 5 Years [Percent]	0.67%
Average Annual Total Returns, 10 Years [Percent]	1.09%
Premier Solutions Standard (Series A-II) | MassMutualSmallCapGrowthEquityFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	MassMutual Small Cap Growth Equity Fund - Class R4
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP; Invesco Advisers, Inc.
Current Expenses [Percent]	1.32%
Average Annual Total Returns, 1 Year [Percent]	16.45%
Average Annual Total Returns, 5 Years [Percent]	12.24%
Average Annual Total Returns, 10 Years [Percent]	8.72%
Premier Solutions Standard (Series A-II) | MassMutualSmallCapOpportunitiesFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	MassMutual Small Cap Opportunities Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	17.54%
Average Annual Total Returns, 5 Years [Percent]	12.61%
Average Annual Total Returns, 10 Years [Percent]	8.56%
Premier Solutions Standard (Series A-II) | MassMutualSmallCompanyValueFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	MassMutual Small Company Value Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.; American Century Investment Management
Current Expenses [Percent]	1.31%
Average Annual Total Returns, 1 Year [Percent]	9.92%
Average Annual Total Returns, 5 Years [Percent]	9.70%
Average Annual Total Returns, 10 Years [Percent]	5.95%
Premier Solutions Standard (Series A-II) | MassMutualSrategicEmergingMarketsFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Diversified Emerging Mkts
Portfolio Company Name [Text Block]	MassMutual Strategic Emerging Markets Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.60%
Average Annual Total Returns, 1 Year [Percent]	9.63%
Average Annual Total Returns, 5 Years [Percent]	1.72%
Average Annual Total Returns, 10 Years [Percent]	0.97%
Premier Solutions Standard (Series A-II) | OakmarkEquityandIncomeFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Moderate Allocation
Portfolio Company Name [Text Block]	Oakmark Equity and Income Fund - Investor Class
Portfolio Company Adviser [Text Block]	Harris Associates L.P.
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	17.34%
Average Annual Total Returns, 5 Years [Percent]	10.00%
Average Annual Total Returns, 10 Years [Percent]	6.70%
Premier Solutions Standard (Series A-II) | PIMCOTotalReturnESGFundAdminClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	PIMCO Total Return ESG Fund - Admin Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	5.53%
Average Annual Total Returns, 5 Years [Percent]	0.70%
Average Annual Total Returns, 10 Years [Percent]	1.37%
Premier Solutions Standard (Series A-II) | TempletonForeignFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Value
Portfolio Company Name [Text Block]	Templeton Foreign Fund - Class A*
Portfolio Company Adviser [Text Block]	Templeton Global Advisors Limited
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	19.95%
Average Annual Total Returns, 5 Years [Percent]	6.34%
Average Annual Total Returns, 10 Years [Percent]	2.27%
Premier Solutions Standard (Series A-II) | EmpowerModeratelyAggressiveProfileFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Moderately Aggressive Allocation
Portfolio Company Name [Text Block]	Empower Moderately Aggressive Profile Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	13.60%
Average Annual Total Returns, 5 Years [Percent]	8.69%
Average Annual Total Returns, 10 Years [Percent]	6.51%
Premier Solutions Standard (Series A-II) | ABDiscoveryValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	AB Discovery Value Fund - Class A
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	14.77%
Average Annual Total Returns, 5 Years [Percent]	10.57%
Average Annual Total Returns, 10 Years [Percent]	7.36%
Premier Solutions Standard (Series A-II) | ABGlobalBondFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Bond-USD Hedged
Portfolio Company Name [Text Block]	AB Global Bond Fund - Class A
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	6.83%
Average Annual Total Returns, 5 Years [Percent]	0.88%
Average Annual Total Returns, 10 Years [Percent]	1.98%
Premier Solutions Standard (Series A-II) | ABHighIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund High Yield Bond
Portfolio Company Name [Text Block]	AB High Income Fund - Class A
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	14.33%
Average Annual Total Returns, 5 Years [Percent]	4.35%
Average Annual Total Returns, 10 Years [Percent]	3.69%
Premier Solutions Standard (Series A-II) | ABInternationalValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Value
Portfolio Company Name [Text Block]	AB International Value Fund - Class A* (Closed to Contracts issued on or about 8/1/2011)
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	15.23%
Average Annual Total Returns, 5 Years [Percent]	6.44%
Average Annual Total Returns, 10 Years [Percent]	2.33%
Premier Solutions Standard (Series A-II) | ABSustainableInternationalThematicFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	AB Sustainable International Thematic Fund - Class A (Closed to Contracts issued on or about 8/1/2012)
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	13.09%
Average Annual Total Returns, 5 Years [Percent]	8.02%
Average Annual Total Returns, 10 Years [Percent]	3.89%
Premier Solutions Standard (Series A-II) | AlgerCapitalAppreciationInstitutionalFundClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Alger Capital Appreciation Institutional Fund - Class I
Portfolio Company Adviser [Text Block]	Fred Alger Management, LLC
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	42.88%
Average Annual Total Returns, 5 Years [Percent]	14.90%
Average Annual Total Returns, 10 Years [Percent]	12.14%
Premier Solutions Standard (Series A-II) | AlgerMidCapGrowthInstitutionalFundClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Alger Mid Cap Growth Institutional Fund - Class I* (Closed to Contracts issued on or about 8/1/2012)
Portfolio Company Adviser [Text Block]	Fred Alger Management, LLC
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	22.68%
Average Annual Total Returns, 5 Years [Percent]	12.04%
Average Annual Total Returns, 10 Years [Percent]	8.73%
Premier Solutions Standard (Series A-II) | AlgerSmallCapGrowthInstitutionalFundClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	Alger Small Cap Growth Institutional Fund - Class I
Portfolio Company Adviser [Text Block]	Fred Alger Management, LLC
Current Expenses [Percent]	1.38%
Average Annual Total Returns, 1 Year [Percent]	14.83%
Average Annual Total Returns, 5 Years [Percent]	7.63%
Average Annual Total Returns, 10 Years [Percent]	6.72%
Premier Solutions Standard (Series A-II) | AllspringAssetAllocationFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Moderate Allocation
Portfolio Company Name [Text Block]	Allspring Asset Allocation Fund - Class A*
Portfolio Company Adviser [Text Block]	Allspring Funds Management, LLC
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	14.32%
Average Annual Total Returns, 5 Years [Percent]	8.19%
Average Annual Total Returns, 10 Years [Percent]	4.38%
Premier Solutions Standard (Series A-II) | AllspringEmergingMarketsEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Diversified Emerging Mkts
Portfolio Company Name [Text Block]	Allspring Emerging Markets Equity Fund - Class A*
Portfolio Company Adviser [Text Block]	Allspring Funds Management, LLC
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Current Expenses [Percent]	1.43%
Average Annual Total Returns, 1 Year [Percent]	8.39%
Average Annual Total Returns, 5 Years [Percent]	3.34%
Average Annual Total Returns, 10 Years [Percent]	2.00%
Premier Solutions Standard (Series A-II) | AllspringInternationalEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Value
Portfolio Company Name [Text Block]	Allspring International Equity Fund - Class A*
Portfolio Company Adviser [Text Block]	Allspring Funds Management, LLC
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	15.56%
Average Annual Total Returns, 5 Years [Percent]	5.38%
Average Annual Total Returns, 10 Years [Percent]	3.05%
Premier Solutions Standard (Series A-II) | AllspringUtilityandTelecommunicationsFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Utilities
Portfolio Company Name [Text Block]	Allspring Utility and Telecommunications Fund - Class A*
Portfolio Company Adviser [Text Block]	Allspring Funds Management, LLC
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	(5.19%)
Average Annual Total Returns, 5 Years [Percent]	6.75%
Average Annual Total Returns, 10 Years [Percent]	6.95%
Premier Solutions Standard (Series A-II) | AmericanCenturyEquityGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	American Century Equity Growth Fund - Class A (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	24.01%
Average Annual Total Returns, 5 Years [Percent]	11.97%
Average Annual Total Returns, 10 Years [Percent]	9.01%
Premier Solutions Standard (Series A-II) | AmericanCenturyGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	American Century Growth Fund - Class A*
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	42.91%
Average Annual Total Returns, 5 Years [Percent]	17.76%
Average Annual Total Returns, 10 Years [Percent]	13.23%
Premier Solutions Standard (Series A-II) | AmericanCenturyHeritageFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	American Century Heritage Fund - Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	20.24%
Average Annual Total Returns, 5 Years [Percent]	12.92%
Average Annual Total Returns, 10 Years [Percent]	9.07%
Premier Solutions Standard (Series A-II) | AmericanFundsAMCAPFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	American Funds AMCAP Fund® - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	30.59%
Average Annual Total Returns, 5 Years [Percent]	11.73%
Average Annual Total Returns, 10 Years [Percent]	9.72%
Premier Solutions Standard (Series A-II) | AmericanFundsAmericanMutualFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	American Funds American Mutual Fund® - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	9.03%
Average Annual Total Returns, 5 Years [Percent]	10.36%
Average Annual Total Returns, 10 Years [Percent]	8.75%
Premier Solutions Standard (Series A-II) | AmericanFundsCapitalIncomeBuilderClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Allocation
Portfolio Company Name [Text Block]	American Funds Capital Income Builder® - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	8.62%
Average Annual Total Returns, 5 Years [Percent]	6.78%
Average Annual Total Returns, 10 Years [Percent]	4.83%
Premier Solutions Standard (Series A-II) | AmericanFundsCapitalWorldGrowthandIncomeFundSMClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Blend
Portfolio Company Name [Text Block]	American Funds Capital World Growth and Income FundSM - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	20.42%
Average Annual Total Returns, 5 Years [Percent]	10.30%
Average Annual Total Returns, 10 Years [Percent]	6.89%
Premier Solutions Standard (Series A-II) | AmericanFundsFundamentalInvestorsFundSMClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	American Funds Fundamental Investors FundSM - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	25.46%
Average Annual Total Returns, 5 Years [Percent]	13.13%
Average Annual Total Returns, 10 Years [Percent]	10.28%
Premier Solutions Standard (Series A-II) | AmericanFundsNewPerspectiveFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Growth
Portfolio Company Name [Text Block]	American Funds New Perspective Fund® - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	24.19%
Average Annual Total Returns, 5 Years [Percent]	13.16%
Average Annual Total Returns, 10 Years [Percent]	9.38%
Premier Solutions Standard (Series A-II) | AmericanFundsWashingtonMutualInvestorsFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	American Funds Washington Mutual Investors Fund - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	16.85%
Average Annual Total Returns, 5 Years [Percent]	12.89%
Average Annual Total Returns, 10 Years [Percent]	10.22%
Premier Solutions Standard (Series A-II) | AmericanFundsEuroPacificGrowthFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	American Funds EuroPacific Growth Fund® - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	15.29%
Average Annual Total Returns, 5 Years [Percent]	7.34%
Average Annual Total Returns, 10 Years [Percent]	4.22%
Premier Solutions Standard (Series A-II) | AmericanFundsTheBondFundofAmericaClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core Bond
Portfolio Company Name [Text Block]	American Funds The Bond Fund of America® - Class R3 (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	4.42%
Average Annual Total Returns, 5 Years [Percent]	1.31%
Average Annual Total Returns, 10 Years [Percent]	1.65%
Premier Solutions Standard (Series A-II) | AmericanFundsTheGrowthFundofAmericaClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	American Funds The Growth Fund of America® - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	36.76%
Average Annual Total Returns, 5 Years [Percent]	14.53%
Average Annual Total Returns, 10 Years [Percent]	11.48%
Premier Solutions Standard (Series A-II) | AmericanFundsTheIncomeFundofAmericaClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Moderately Aggressive Allocation
Portfolio Company Name [Text Block]	American Funds The Income Fund of America® - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	7.22%
Average Annual Total Returns, 5 Years [Percent]	7.71%
Average Annual Total Returns, 10 Years [Percent]	6.10%
Premier Solutions Standard (Series A-II) | AmericanFundsTheInvestmentCompanyofAmericaClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	American Funds The Investment Company of America® - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	28.04%
Average Annual Total Returns, 5 Years [Percent]	13.72%
Average Annual Total Returns, 10 Years [Percent]	10.22%
Premier Solutions Standard (Series A-II) | AmericanFundsTheNewEconomyFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Growth
Portfolio Company Name [Text Block]	American Funds The New Economy Fund® - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	28.70%
Average Annual Total Returns, 5 Years [Percent]	11.04%
Average Annual Total Returns, 10 Years [Percent]	9.01%
Premier Solutions Standard (Series A-II) | AveMariaGrowthFundMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Ave Maria Growth Fund
Portfolio Company Adviser [Text Block]	Schwartz Investment Counsel Inc
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	30.29%
Average Annual Total Returns, 5 Years [Percent]	14.38%
Average Annual Total Returns, 10 Years [Percent]	11.12%
Premier Solutions Standard (Series A-II) | AveMariaRisingDividendFundMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Ave Maria Rising Dividend Fund
Portfolio Company Adviser [Text Block]	Schwartz Investment Counsel Inc
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	13.19%
Average Annual Total Returns, 5 Years [Percent]	12.79%
Average Annual Total Returns, 10 Years [Percent]	9.18%
Premier Solutions Standard (Series A-II) | AveMariaValueFundMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Ave Maria Value Fund
Portfolio Company Adviser [Text Block]	Schwartz Investment Counsel Inc
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	3.52%
Average Annual Total Returns, 5 Years [Percent]	11.55%
Average Annual Total Returns, 10 Years [Percent]	6.23%
Premier Solutions Standard (Series A-II) | BlackRockAdvantageLargeCapGrowthFundInvestorASharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	BlackRock Advantage Large Cap Growth Fund - Investor A Shares* (Closed to Contracts issued on or about 8/1/2013)
Portfolio Company Adviser [Text Block]	BlackRock Advisors LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	39.37%
Average Annual Total Returns, 5 Years [Percent]	17.02%
Average Annual Total Returns, 10 Years [Percent]	11.40%
Premier Solutions Standard (Series A-II) | BlackRockAdvantageSmallCapGrowthFundInvestorASharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	BlackRock Advantage Small Cap Growth Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	BlackRock Advisors LLC
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	18.47%
Average Annual Total Returns, 5 Years [Percent]	10.23%
Average Annual Total Returns, 10 Years [Percent]	6.93%
Premier Solutions Standard (Series A-II) | BlackRockCapitalAppreciationFundIncInvestorASharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	BlackRock Capital Appreciation Fund, Inc. - Investor A Shares
Portfolio Company Adviser [Text Block]	BlackRock Advisors LLC
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	48.85%
Average Annual Total Returns, 5 Years [Percent]	15.58%
Average Annual Total Returns, 10 Years [Percent]	12.37%
Premier Solutions Standard (Series A-II) | BlackRockEquityDividendFundInvestorASharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	BlackRock Equity Dividend Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	BlackRock Advisors LLC
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	12.37%
Average Annual Total Returns, 5 Years [Percent]	11.26%
Average Annual Total Returns, 10 Years [Percent]	8.76%
Premier Solutions Standard (Series A-II) | BlackRockGlobalAllocationFundIncInvestorASharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Allocation
Portfolio Company Name [Text Block]	BlackRock Global Allocation Fund, Inc. - Investor A Shares*
Portfolio Company Adviser [Text Block]	BlackRock Advisors LLC
Portfolio Company Subadviser [Text Block]	BlackRock International Limited; BlackRock (Singapore) Limited
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	12.34%
Average Annual Total Returns, 5 Years [Percent]	7.29%
Average Annual Total Returns, 10 Years [Percent]	4.52%
Premier Solutions Standard (Series A-II) | BlackRockLifePathDynamic2030FundInvestorASharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2030
Portfolio Company Name [Text Block]	BlackRock LifePath®Dynamic 2030 Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock International Limited; BlackRock (Singapore) Limited
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	14.97%
Average Annual Total Returns, 5 Years [Percent]	8.06%
Average Annual Total Returns, 10 Years [Percent]	6.00%
Premier Solutions Standard (Series A-II) | BlackRockLifePathDynamic2040FundInvestorASharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2040
Portfolio Company Name [Text Block]	BlackRock LifePath®Dynamic 2040 Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock International Limited; BlackRock (Singapore) Limited
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	18.90%
Average Annual Total Returns, 5 Years [Percent]	10.16%
Average Annual Total Returns, 10 Years [Percent]	7.20%
Premier Solutions Standard (Series A-II) | BlackRockLifePathDynamicRetirementFundInvestorASharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date Retirement
Portfolio Company Name [Text Block]	BlackRock LifePath®Dynamic Retirement Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock International Limited; BlackRock (Singapore) Limited
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	12.00%
Average Annual Total Returns, 5 Years [Percent]	5.87%
Average Annual Total Returns, 10 Years [Percent]	4.45%
Premier Solutions Standard (Series A-II) | BlackRockMidCapValueFundInvestorASharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	BlackRock Mid Cap Value Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	BlackRock Advisors LLC
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	12.29%
Average Annual Total Returns, 5 Years [Percent]	13.37%
Average Annual Total Returns, 10 Years [Percent]	8.31%
Premier Solutions Standard (Series A-II) | BlackRockSandP500IndexVIFundClassIIISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Insurance Large Blend
Portfolio Company Name [Text Block]	BlackRock S&P 500 Index V.I. Fund - Class III Shares
Portfolio Company Adviser [Text Block]	BlackRock Advisors LLC
Current Expenses [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	25.90%
Average Annual Total Returns, 5 Years [Percent]	15.26%
Average Annual Total Returns, 10 Years [Percent]	11.52%
Premier Solutions Standard (Series A-II) | BlackRockLifePathDynamic2025FundInvestorASharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2025
Portfolio Company Name [Text Block]	BlackRock LifePath®Dynamic 2025 Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock International Limited; BlackRock (Singapore) Limited
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	12.87%
Average Annual Total Returns, 5 Years [Percent]	6.79%
Average Annual Total Returns, 10 Years [Percent]	5.23%
Premier Solutions Standard (Series A-II) | BlackRockLifePathDynamic2035FundInvestorASharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2035
Portfolio Company Name [Text Block]	BlackRock LifePath®Dynamic 2035 Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock International Limited; BlackRock (Singapore) Limited
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	17.00%
Average Annual Total Returns, 5 Years [Percent]	9.12%
Average Annual Total Returns, 10 Years [Percent]	6.62%
Premier Solutions Standard (Series A-II) | BlackRockLifePathDynamic2045FundInvestorASharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2045
Portfolio Company Name [Text Block]	BlackRock LifePath®Dynamic 2045 Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock International Limited; BlackRock (Singapore) Limited
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	20.72%
Average Annual Total Returns, 5 Years [Percent]	10.82%
Average Annual Total Returns, 10 Years [Percent]	7.54%
Premier Solutions Standard (Series A-II) | BlackRockLifePathDynamic2050FundInvestorASharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2050
Portfolio Company Name [Text Block]	BlackRock LifePath®Dynamic 2050 Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock International Limited; BlackRock (Singapore) Limited
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	21.69%
Average Annual Total Returns, 5 Years [Percent]	10.93%
Average Annual Total Returns, 10 Years [Percent]	7.63%
Premier Solutions Standard (Series A-II) | BlackRockLifePathDynamic2055FundInvestorASharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2055
Portfolio Company Name [Text Block]	BlackRock LifePath®Dynamic 2055 Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock International Limited; BlackRock (Singapore) Limited
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	21.77%
Average Annual Total Returns, 5 Years [Percent]	11.13%
Average Annual Total Returns, 10 Years [Percent]	7.70%
Premier Solutions Standard (Series A-II) | BNYMellonBondMarketIndexFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core Bond
Portfolio Company Name [Text Block]	BNY Mellon Bond Market Index Fund - Investor Class*
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Adviser, Inc
Current Expenses [Percent]	0.40%
Average Annual Total Returns, 1 Year [Percent]	5.14%
Average Annual Total Returns, 5 Years [Percent]	0.65%
Average Annual Total Returns, 10 Years [Percent]	1.36%
Premier Solutions Standard (Series A-II) | BNYMellonMidcapIndexFundIncInvestorSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	BNY Mellon Midcap Index Fund, Inc. - Investor Shares* (Closed to Contracts issued on or about 6/1/2014)
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Adviser, Inc
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	15.89%
Average Annual Total Returns, 5 Years [Percent]	12.06%
Average Annual Total Returns, 10 Years [Percent]	8.76%
Premier Solutions Standard (Series A-II) | BNYMellonSandP500IndexFundMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	BNY Mellon S&P 500 Index Fund*
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Adviser, Inc
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	25.68%
Average Annual Total Returns, 5 Years [Percent]	15.11%
Average Annual Total Returns, 10 Years [Percent]	11.48%
Premier Solutions Standard (Series A-II) | BNYMellonSmallcapStockIndexFundInvestorSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	BNY Mellon Smallcap Stock Index Fund - Investor Shares*
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Adviser, Inc
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	15.51%
Average Annual Total Returns, 5 Years [Percent]	10.54%
Average Annual Total Returns, 10 Years [Percent]	8.16%
Premier Solutions Standard (Series A-II) | CalamosGlobalEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Growth
Portfolio Company Name [Text Block]	Calamos Global Equity Fund - Class A*
Portfolio Company Adviser [Text Block]	Calamos Advisors LLC
Current Expenses [Percent]	1.40%
Average Annual Total Returns, 1 Year [Percent]	24.28%
Average Annual Total Returns, 5 Years [Percent]	14.24%
Average Annual Total Returns, 10 Years [Percent]	8.74%
Premier Solutions Standard (Series A-II) | CalamosInternationalGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	Calamos International Growth Fund - Class A*
Portfolio Company Adviser [Text Block]	Calamos Advisors LLC
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	15.05%
Average Annual Total Returns, 5 Years [Percent]	9.74%
Average Annual Total Returns, 10 Years [Percent]	4.67%
Premier Solutions Standard (Series A-II) | CalvertBondFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	Calvert Bond Fund - Class A* (Closed to Contracts issued on or about 8/1/2012)
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	7.30%
Average Annual Total Returns, 5 Years [Percent]	1.83%
Average Annual Total Returns, 10 Years [Percent]	2.28%
Premier Solutions Standard (Series A-II) | CalvertIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Corporate Bond
Portfolio Company Name [Text Block]	Calvert Income Fund - Class A (Closed to Contracts issued on or about 8/1/2011)
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	8.54%
Average Annual Total Returns, 5 Years [Percent]	2.97%
Average Annual Total Returns, 10 Years [Percent]	2.69%
Premier Solutions Standard (Series A-II) | ClearBridgeAppreciationFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	ClearBridge Appreciation Fund - Class A
Portfolio Company Adviser [Text Block]	Franklin Templeton Fund Adviser, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	19.45%
Average Annual Total Returns, 5 Years [Percent]	13.90%
Average Annual Total Returns, 10 Years [Percent]	10.63%
Premier Solutions Standard (Series A-II) | ClearBridgeMidCapFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	ClearBridge Mid Cap Fund - Class A
Portfolio Company Adviser [Text Block]	Franklin Templeton Fund Adviser, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	13.46%
Average Annual Total Returns, 5 Years [Percent]	10.95%
Average Annual Total Returns, 10 Years [Percent]	7.03%
Premier Solutions Standard (Series A-II) | ClearBridgeSmallCapGrowthFundClassFIMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	ClearBridge Small Cap Growth Fund - Class FI (Closed to Contracts issued on or about 4/30/2012)
Portfolio Company Adviser [Text Block]	Franklin Templeton Fund Adviser, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	8.60%
Average Annual Total Returns, 5 Years [Percent]	9.19%
Average Annual Total Returns, 10 Years [Percent]	7.71%
Premier Solutions Standard (Series A-II) | ColumbiaAcornFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Columbia Acorn® Fund - Class A
Portfolio Company Adviser [Text Block]	Columbia Wanger Asset Management LLC
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	21.59%
Average Annual Total Returns, 5 Years [Percent]	7.32%
Average Annual Total Returns, 10 Years [Percent]	6.23%
Premier Solutions Standard (Series A-II) | ColumbiaContrarianCoreFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Columbia Contrarian Core Fund - Class A*
Portfolio Company Adviser [Text Block]	Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	31.75%
Average Annual Total Returns, 5 Years [Percent]	16.50%
Average Annual Total Returns, 10 Years [Percent]	11.49%
Premier Solutions Standard (Series A-II) | ColumbiaLargeCapGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Columbia Large Cap Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	43.52%
Average Annual Total Returns, 5 Years [Percent]	17.94%
Average Annual Total Returns, 10 Years [Percent]	13.31%
Premier Solutions Standard (Series A-II) | ColumbiaLargeCapGrowthOpportunityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Columbia Large Cap Growth Opportunity Fund - Class A*
Portfolio Company Adviser [Text Block]	Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	31.26%
Average Annual Total Returns, 5 Years [Percent]	15.98%
Average Annual Total Returns, 10 Years [Percent]	11.51%
Premier Solutions Standard (Series A-II) | ColumbiaLargeCapValueFundAdvisorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Columbia Large Cap Value Fund - Advisor Class* (Closed to Contracts issued on or about 12/31/2010)
Portfolio Company Adviser [Text Block]	Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	9.85%
Average Annual Total Returns, 5 Years [Percent]	12.20%
Average Annual Total Returns, 10 Years [Percent]	8.83%
Premier Solutions Standard (Series A-II) | ColumbiaSelectMidCapValueFundAdvisorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Columbia Select Mid Cap Value Fund - Advisor Class* (Effective 7/20/2020, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	10.50%
Average Annual Total Returns, 5 Years [Percent]	13.29%
Average Annual Total Returns, 10 Years [Percent]	8.42%
Premier Solutions Standard (Series A-II) | ColumbiaSelectMidCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Columbia Select Mid Cap Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	10.25%
Average Annual Total Returns, 5 Years [Percent]	12.99%
Average Annual Total Returns, 10 Years [Percent]	8.14%
Premier Solutions Standard (Series A-II) | ColumbiaSeligmanGlobalTechnologyFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Technology
Portfolio Company Name [Text Block]	Columbia Seligman Global Technology Fund - Class A* (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	1.27%
Average Annual Total Returns, 1 Year [Percent]	45.15%
Average Annual Total Returns, 5 Years [Percent]	25.49%
Average Annual Total Returns, 10 Years [Percent]	19.80%
Premier Solutions Standard (Series A-II) | ColumbiaSeligmanTechnologyandInformationFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Technology
Portfolio Company Name [Text Block]	Columbia Seligman Technology and Information Fund - Class A
Portfolio Company Adviser [Text Block]	Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	44.22%
Average Annual Total Returns, 5 Years [Percent]	25.07%
Average Annual Total Returns, 10 Years [Percent]	19.64%
Premier Solutions Standard (Series A-II) | DavisNewYorkVentureFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Davis New York Venture Fund - Class A
Portfolio Company Adviser [Text Block]	Davis Selected Advisers LP
Portfolio Company Subadviser [Text Block]	Davis Selected Advisers (New York) Inc
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	30.00%
Average Annual Total Returns, 5 Years [Percent]	11.97%
Average Annual Total Returns, 10 Years [Percent]	8.70%
Premier Solutions Standard (Series A-II) | DelawareDiversifiedIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	Delaware Diversified Income Fund - Class A*
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited; Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	6.40%
Average Annual Total Returns, 5 Years [Percent]	2.06%
Average Annual Total Returns, 10 Years [Percent]	2.06%
Premier Solutions Standard (Series A-II) | DelawareExtendedDurationBondFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Long-Term Bond
Portfolio Company Name [Text Block]	Delaware Extended Duration Bond Fund - Class A*
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited; Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	9.36%
Average Annual Total Returns, 5 Years [Percent]	2.22%
Average Annual Total Returns, 10 Years [Percent]	3.12%
Premier Solutions Standard (Series A-II) | DelawareIvyAssetStrategyFundClassYMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Allocation
Portfolio Company Name [Text Block]	Delaware Ivy Asset Strategy Fund - Class Y
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited; Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	15.61%
Average Annual Total Returns, 5 Years [Percent]	9.48%
Average Annual Total Returns, 10 Years [Percent]	3.78%
Premier Solutions Standard (Series A-II) | DelawareIvyLargeCapGrowthFundClassYMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Delaware Ivy Large Cap Growth Fund - Class Y*
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	37.83%
Average Annual Total Returns, 5 Years [Percent]	18.49%
Average Annual Total Returns, 10 Years [Percent]	14.02%
Premier Solutions Standard (Series A-II) | DelawareIvyNaturalResourcesFundClassYMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Natural Resources
Portfolio Company Name [Text Block]	Delaware Ivy Natural Resources Fund - Class Y*
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited
Current Expenses [Percent]	1.36%
Average Annual Total Returns, 1 Year [Percent]	1.27%
Average Annual Total Returns, 5 Years [Percent]	7.79%
Average Annual Total Returns, 10 Years [Percent]	(0.38%)
Premier Solutions Standard (Series A-II) | DelawareIvyScienceandTechnologyFundClassYMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Technology
Portfolio Company Name [Text Block]	Delaware Ivy Science & Technology Fund - Class Y
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	40.63%
Average Annual Total Returns, 5 Years [Percent]	17.53%
Average Annual Total Returns, 10 Years [Percent]	11.26%
Premier Solutions Standard (Series A-II) | DominiImpactEquityFundInvestorSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Domini Impact Equity Fund® - Investor Shares (Closed to Contracts issued on or about 6/1/2014)
Portfolio Company Adviser [Text Block]	Domini Impact Investments LLC
Portfolio Company Subadviser [Text Block]	SSGA Funds Management Inc
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	28.42%
Average Annual Total Returns, 5 Years [Percent]	14.76%
Average Annual Total Returns, 10 Years [Percent]	9.40%
Premier Solutions Standard (Series A-II) | DWSCapitalGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	DWS Capital Growth Fund - Class A
Portfolio Company Adviser [Text Block]	DWS Investment Management Americas, Inc.
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	38.17%
Average Annual Total Returns, 5 Years [Percent]	17.05%
Average Annual Total Returns, 10 Years [Percent]	13.05%
Premier Solutions Standard (Series A-II) | DWSEmergingMarketsFixedIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Emerging Markets Bond
Portfolio Company Name [Text Block]	DWS Emerging Markets Fixed Income Fund - Class A* (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	DWS Investment Management Americas, Inc.
Portfolio Company Subadviser [Text Block]	DWS International GmbH
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	5.84%
Average Annual Total Returns, 5 Years [Percent]	0.01%
Average Annual Total Returns, 10 Years [Percent]	0.15%
Premier Solutions Standard (Series A-II) | DWSInternationalGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	DWS International Growth Fund - Class A*
Portfolio Company Adviser [Text Block]	DWS Investment Management Americas, Inc.
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	15.44%
Average Annual Total Returns, 5 Years [Percent]	7.09%
Average Annual Total Returns, 10 Years [Percent]	3.47%
Premier Solutions Standard (Series A-II) | EatonVanceAtlantaCapitalSMIDCapFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Eaton Vance Atlanta Capital SMID-Cap Fund - Class A
Portfolio Company Adviser [Text Block]	Eaton Vance Management
Portfolio Company Subadviser [Text Block]	Atlanta Capital Management Company,LLC
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	13.72%
Average Annual Total Returns, 5 Years [Percent]	13.41%
Average Annual Total Returns, 10 Years [Percent]	10.88%
Premier Solutions Standard (Series A-II) | EatonVanceBalancedFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Moderate Allocation
Portfolio Company Name [Text Block]	Eaton Vance Balanced Fund - Class A
Portfolio Company Adviser [Text Block]	Eaton Vance Management
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	16.05%
Average Annual Total Returns, 5 Years [Percent]	9.53%
Average Annual Total Returns, 10 Years [Percent]	7.36%
Premier Solutions Standard (Series A-II) | EatonVanceDividendBuilderFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Eaton Vance Dividend Builder Fund - Class A (Closed to Contracts issued on or about 6/13/2008)
Portfolio Company Adviser [Text Block]	Boston Management and Research
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	11.16%
Average Annual Total Returns, 5 Years [Percent]	12.93%
Average Annual Total Returns, 10 Years [Percent]	10.00%
Premier Solutions Standard (Series A-II) | EatonVanceIncomeFundofBostonClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund High Yield Bond
Portfolio Company Name [Text Block]	Eaton Vance Income Fund of Boston - Class A*
Portfolio Company Adviser [Text Block]	Boston Management and Research
Portfolio Company Subadviser [Text Block]	Eaton Vance Advisers International Ltd.
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	11.77%
Average Annual Total Returns, 5 Years [Percent]	5.15%
Average Annual Total Returns, 10 Years [Percent]	4.13%
Premier Solutions Standard (Series A-II) | EatonVanceLargeCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Eaton Vance Large-Cap Value Fund - Class A
Portfolio Company Adviser [Text Block]	Boston Management and Research
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	7.92%
Average Annual Total Returns, 5 Years [Percent]	11.59%
Average Annual Total Returns, 10 Years [Percent]	8.33%
Premier Solutions Standard (Series A-II) | EatonVanceWorldwideHealthSciencesFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Health
Portfolio Company Name [Text Block]	Eaton Vance Worldwide Health Sciences Fund - Class A*
Portfolio Company Adviser [Text Block]	Eaton Vance Management
Portfolio Company Subadviser [Text Block]	Eaton Vance Advisers International Ltd.
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	5.66%
Average Annual Total Returns, 5 Years [Percent]	10.71%
Average Annual Total Returns, 10 Years [Percent]	9.18%
Premier Solutions Standard (Series A-II) | EmpowerInternationalIndexFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Empower International Index Fund - Investor Class
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Irish Life Inv Managers Ltd
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	17.52%
Average Annual Total Returns, 5 Years [Percent]	7.66%
Average Annual Total Returns, 10 Years [Percent]	3.79%
Premier Solutions Standard (Series A-II) | EmpowerSandPMidCap400IndexFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Empower S&P Mid Cap 400® Index Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Irish Life Inv Managers Ltd
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	15.76%
Average Annual Total Returns, 5 Years [Percent]	11.99%
Average Annual Total Returns, 10 Years [Percent]	8.66%
Premier Solutions Standard (Series A-II) | EmpowerSandPSmallCap600IndexFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	Empower S&P SmallCap 600® Index Fund - Investor Class
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Irish Life Inv Managers Ltd
Current Expenses [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	15.47%
Average Annual Total Returns, 5 Years [Percent]	10.49%
Average Annual Total Returns, 10 Years [Percent]	8.10%
Premier Solutions Standard (Series A-II) | FederatedHermesCloverSmallValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Federated Hermes Clover Small Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Federated Equity Mgmt Co. Of Penn
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	10.42%
Average Annual Total Returns, 5 Years [Percent]	11.36%
Average Annual Total Returns, 10 Years [Percent]	6.67%
Premier Solutions Standard (Series A-II) | FederatedHermesEquityIncomeFundIncClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Federated Hermes Equity Income Fund, Inc. - Class A*
Portfolio Company Adviser [Text Block]	Federated Equity Mgmt Co. Of Penn
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	9.05%
Average Annual Total Returns, 5 Years [Percent]	9.38%
Average Annual Total Returns, 10 Years [Percent]	6.02%
Premier Solutions Standard (Series A-II) | FederatedHermesKaufmannFundClassRMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Federated Hermes Kaufmann Fund - Class R* (Closed to Contracts issued on or about 8/1/2013)
Portfolio Company Adviser [Text Block]	Federated Equity Management Company Of Pennsylvania
Portfolio Company Subadviser [Text Block]	Federated Global Investment Management Corp
Current Expenses [Percent]	1.97%
Average Annual Total Returns, 1 Year [Percent]	14.87%
Average Annual Total Returns, 5 Years [Percent]	6.99%
Average Annual Total Returns, 10 Years [Percent]	8.26%
Premier Solutions Standard (Series A-II) | FidelityAdvisorLeveragedCompanyStockFundClassMMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Fidelity Advisor® Leveraged Company Stock Fund - Class M (Closed to Contracts issued on or about 8/1/2012)
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	1.27%
Average Annual Total Returns, 1 Year [Percent]	25.49%
Average Annual Total Returns, 5 Years [Percent]	14.73%
Average Annual Total Returns, 10 Years [Percent]	7.67%
Premier Solutions Standard (Series A-II) | FidelityAdvisorRealEstateFundClassMMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Real Estate
Portfolio Company Name [Text Block]	Fidelity Advisor® Real Estate Fund - Class M
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	1.31%
Average Annual Total Returns, 1 Year [Percent]	10.56%
Average Annual Total Returns, 5 Years [Percent]	4.51%
Average Annual Total Returns, 10 Years [Percent]	5.31%
Premier Solutions Standard (Series A-II) | FranklinConservativeAllocationFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Moderately Conservative Allocation
Portfolio Company Name [Text Block]	Franklin Conservative Allocation Fund - Class A
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	18.46%
Average Annual Total Returns, 5 Years [Percent]	10.06%
Average Annual Total Returns, 10 Years [Percent]	7.39%
Premier Solutions Standard (Series A-II) | FranklinGrowthAllocationFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Moderately Aggressive Allocation
Portfolio Company Name [Text Block]	Franklin Growth Allocation Fund - Class A
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	11.11%
Average Annual Total Returns, 5 Years [Percent]	8.40%
Average Annual Total Returns, 10 Years [Percent]	6.16%
Premier Solutions Standard (Series A-II) | FranklinGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Franklin Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	20.64%
Average Annual Total Returns, 5 Years [Percent]	13.70%
Average Annual Total Returns, 10 Years [Percent]	11.45%
Premier Solutions Standard (Series A-II) | FranklinIncomeFundClassA1Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Moderate Allocation
Portfolio Company Name [Text Block]	Franklin Income Fund - Class A1*
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	4.48%
Average Annual Total Returns, 5 Years [Percent]	6.91%
Average Annual Total Returns, 10 Years [Percent]	4.82%
Premier Solutions Standard (Series A-II) | FranklinModerateAllocationFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Moderate Allocation
Portfolio Company Name [Text Block]	Franklin Moderate Allocation Fund - Class A
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	8.10%
Average Annual Total Returns, 5 Years [Percent]	6.08%
Average Annual Total Returns, 10 Years [Percent]	4.65%
Premier Solutions Standard (Series A-II) | FranklinMutualBeaconFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Value
Portfolio Company Name [Text Block]	Franklin Mutual Beacon Fund - Class A (Closed to Contracts issued on or about 8/1/2012)
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	8.82%
Average Annual Total Returns, 5 Years [Percent]	7.40%
Average Annual Total Returns, 10 Years [Percent]	5.93%
Premier Solutions Standard (Series A-II) | FranklinMutualSharesFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Aggressive Allocation
Portfolio Company Name [Text Block]	Franklin Mutual Shares Fund - Class A
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	20.01%
Average Annual Total Returns, 5 Years [Percent]	8.94%
Average Annual Total Returns, 10 Years [Percent]	5.79%
Premier Solutions Standard (Series A-II) | FranklinSmallCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Franklin Small Cap Value Fund - Class A* (Closed to Contracts issued on or about 5/27/2021)
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	3.57%
Average Annual Total Returns, 5 Years [Percent]	9.85%
Average Annual Total Returns, 10 Years [Percent]	(0.39%)
Premier Solutions Standard (Series A-II) | FranklinStrategicIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Multisector Bond
Portfolio Company Name [Text Block]	Franklin Strategic Income Fund - Class A*
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	20.19%
Average Annual Total Returns, 5 Years [Percent]	12.48%
Average Annual Total Returns, 10 Years [Percent]	8.66%
Premier Solutions Standard (Series A-II) | FranklinTotalReturnFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	Franklin Total Return Fund - Class A*
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	4.39%
Average Annual Total Returns, 5 Years [Percent]	1.27%
Average Annual Total Returns, 10 Years [Percent]	1.38%
Premier Solutions Standard (Series A-II) | GoldmanSachsAbsoluteReturnTrackerClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Multistrategy
Portfolio Company Name [Text Block]	Goldman Sachs Absolute Return Tracker - Class A*
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	10.45%
Average Annual Total Returns, 5 Years [Percent]	4.52%
Average Annual Total Returns, 10 Years [Percent]	3.09%
Premier Solutions Standard (Series A-II) | GoldmanSachsGovernmentIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Government
Portfolio Company Name [Text Block]	Goldman Sachs Government Income Fund - Class A*
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	4.28%
Average Annual Total Returns, 5 Years [Percent]	(0.07%)
Average Annual Total Returns, 10 Years [Percent]	0.71%
Premier Solutions Standard (Series A-II) | GoldmanSachsHighYieldFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund High Yield Bond
Portfolio Company Name [Text Block]	Goldman Sachs High Yield Fund - Class A*
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	12.10%
Average Annual Total Returns, 5 Years [Percent]	4.21%
Average Annual Total Returns, 10 Years [Percent]	3.18%
Premier Solutions Standard (Series A-II) | GoldmanSachsLargeCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Goldman Sachs Large Cap Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	12.74%
Average Annual Total Returns, 5 Years [Percent]	11.20%
Average Annual Total Returns, 10 Years [Percent]	7.28%
Premier Solutions Standard (Series A-II) | GoldmanSachsMidCapGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Goldman Sachs Mid Cap Growth Fund - Class A*
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	18.82%
Average Annual Total Returns, 5 Years [Percent]	13.46%
Average Annual Total Returns, 10 Years [Percent]	9.11%
Premier Solutions Standard (Series A-II) | GoldmanSachsMidCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Goldman Sachs Mid Cap Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	11.45%
Average Annual Total Returns, 5 Years [Percent]	13.11%
Average Annual Total Returns, 10 Years [Percent]	7.77%
Premier Solutions Standard (Series A-II) | GoldmanSachsSmallCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	Goldman Sachs Small Cap Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	11.03%
Average Annual Total Returns, 5 Years [Percent]	8.25%
Average Annual Total Returns, 10 Years [Percent]	5.94%
Premier Solutions Standard (Series A-II) | GoldmanSachsSmallMidCapGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Goldman Sachs Small/Mid Cap Growth Fund - Class A* (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	13.90%
Average Annual Total Returns, 5 Years [Percent]	12.95%
Average Annual Total Returns, 10 Years [Percent]	9.20%
Premier Solutions Standard (Series A-II) | HartfordAARPBalancedRetirementFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Moderately Conservative Allocation
Portfolio Company Name [Text Block]	Hartford AARP Balanced Retirement Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	5.33%
Average Annual Total Returns, 5 Years [Percent]	4.41%
Average Annual Total Returns, 10 Years [Percent]	3.15%
Premier Solutions Standard (Series A-II) | HartfordBalancedIncomeFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Moderately Conservative Allocation
Portfolio Company Name [Text Block]	Hartford Balanced Income Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	7.55%
Average Annual Total Returns, 5 Years [Percent]	6.52%
Average Annual Total Returns, 10 Years [Percent]	5.62%
Premier Solutions Standard (Series A-II) | HartfordCapitalAppreciationFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Hartford Capital Appreciation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	18.90%
Average Annual Total Returns, 5 Years [Percent]	12.07%
Average Annual Total Returns, 10 Years [Percent]	8.73%
Premier Solutions Standard (Series A-II) | HartfordConservativeAllocationFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Moderately Conservative Allocation
Portfolio Company Name [Text Block]	Hartford Conservative Allocation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	9.61%
Average Annual Total Returns, 5 Years [Percent]	4.28%
Average Annual Total Returns, 10 Years [Percent]	2.76%
Premier Solutions Standard (Series A-II) | HartfordDividendandGrowthFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Hartford Dividend and Growth Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	13.72%
Average Annual Total Returns, 5 Years [Percent]	13.23%
Average Annual Total Returns, 10 Years [Percent]	10.10%
Premier Solutions Standard (Series A-II) | HartfordGlobalImpactFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Small/Mid Stock
Portfolio Company Name [Text Block]	Hartford Global Impact Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	12.92%
Average Annual Total Returns, 5 Years [Percent]	10.06%
Average Annual Total Returns, 10 Years [Percent]	8.83%
Premier Solutions Standard (Series A-II) | HartfordGrowthAllocationFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Moderately Aggressive Allocation
Portfolio Company Name [Text Block]	Hartford Growth Allocation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Whitefoord LLP
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	14.95%
Average Annual Total Returns, 5 Years [Percent]	8.53%
Average Annual Total Returns, 10 Years [Percent]	5.48%
Premier Solutions Standard (Series A-II) | HartfordGrowthOpportunitiesFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Hartford Growth Opportunities Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	40.56%
Average Annual Total Returns, 5 Years [Percent]	14.77%
Average Annual Total Returns, 10 Years [Percent]	12.36%
Premier Solutions Standard (Series A-II) | HartfordHealthcareFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Health
Portfolio Company Name [Text Block]	Hartford Healthcare Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company
Current Expenses [Percent]	1.29%
Average Annual Total Returns, 1 Year [Percent]	3.76%
Average Annual Total Returns, 5 Years [Percent]	10.44%
Average Annual Total Returns, 10 Years [Percent]	9.70%
Premier Solutions Standard (Series A-II) | HartfordHighYieldFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund High Yield Bond
Portfolio Company Name [Text Block]	Hartford High Yield Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	12.58%
Average Annual Total Returns, 5 Years [Percent]	5.05%
Average Annual Total Returns, 10 Years [Percent]	3.88%
Premier Solutions Standard (Series A-II) | HartfordInflationPlusFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Inflation-Protected Bond
Portfolio Company Name [Text Block]	Hartford Inflation Plus Fund - Class R4 (Closed to Contracts issued on or about 6/11/2010. Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	4.73%
Average Annual Total Returns, 5 Years [Percent]	3.07%
Average Annual Total Returns, 10 Years [Percent]	1.85%
Premier Solutions Standard (Series A-II) | HartfordModerateAllocationFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Moderate Allocation
Portfolio Company Name [Text Block]	Hartford Moderate Allocation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	12.51%
Average Annual Total Returns, 5 Years [Percent]	6.55%
Average Annual Total Returns, 10 Years [Percent]	4.23%
Premier Solutions Standard (Series A-II) | HartfordSmallCompanyFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	Hartford Small Company Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company
Current Expenses [Percent]	1.31%
Average Annual Total Returns, 1 Year [Percent]	16.06%
Average Annual Total Returns, 5 Years [Percent]	11.08%
Average Annual Total Returns, 10 Years [Percent]	7.27%
Premier Solutions Standard (Series A-II) | HartfordTotalReturnBondFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	Hartford Total Return Bond Fund - Class R4 (Closed to Contracts issued on or about 8/1/2012)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	6.60%
Average Annual Total Returns, 5 Years [Percent]	1.53%
Average Annual Total Returns, 10 Years [Percent]	1.91%
Premier Solutions Standard (Series A-II) | HartfordMidCapValueFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Hartford MidCap Value Fund - Class R4 (Closed to Contracts issued on or about 6/11/2010. Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	15.75%
Average Annual Total Returns, 5 Years [Percent]	12.20%
Average Annual Total Returns, 10 Years [Percent]	7.38%
Premier Solutions Standard (Series A-II) | InvescoAmericanFranchiseFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Invesco American Franchise Fund - Class A (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	40.91%
Average Annual Total Returns, 5 Years [Percent]	16.07%
Average Annual Total Returns, 10 Years [Percent]	11.56%
Premier Solutions Standard (Series A-II) | InvescoBalancedRiskCommodityStrategyFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Commodities Broad Basket
Portfolio Company Name [Text Block]	Invesco Balanced-Risk Commodity Strategy Fund - Class A*
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.40%
Average Annual Total Returns, 1 Year [Percent]	(3.44%)
Average Annual Total Returns, 5 Years [Percent]	6.80%
Average Annual Total Returns, 10 Years [Percent]	(0.06%)
Premier Solutions Standard (Series A-II) | InvescoComstockFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Invesco Comstock Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	12.24%
Average Annual Total Returns, 5 Years [Percent]	13.41%
Average Annual Total Returns, 10 Years [Percent]	8.90%
Premier Solutions Standard (Series A-II) | InvescoDiscoveryMidCapGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Invesco Discovery Mid Cap Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	12.96%
Average Annual Total Returns, 5 Years [Percent]	12.49%
Average Annual Total Returns, 10 Years [Percent]	9.41%
Premier Solutions Standard (Series A-II) | InvescoDividendIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Invesco Dividend Income Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	7.02%
Average Annual Total Returns, 5 Years [Percent]	8.80%
Average Annual Total Returns, 10 Years [Percent]	7.88%
Premier Solutions Standard (Series A-II) | InvescoEQVInternationalEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	Invesco EQV International Equity Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.27%
Average Annual Total Returns, 1 Year [Percent]	17.53%
Average Annual Total Returns, 5 Years [Percent]	7.95%
Average Annual Total Returns, 10 Years [Percent]	3.91%
Premier Solutions Standard (Series A-II) | InvescoGlobalFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Growth
Portfolio Company Name [Text Block]	Invesco Global Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	34.03%
Average Annual Total Returns, 5 Years [Percent]	11.99%
Average Annual Total Returns, 10 Years [Percent]	8.22%
Premier Solutions Standard (Series A-II) | InvescoGlobalStrategicIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Bond
Portfolio Company Name [Text Block]	Invesco Global Strategic Income Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	8.65%
Average Annual Total Returns, 5 Years [Percent]	1.20%
Average Annual Total Returns, 10 Years [Percent]	1.37%
Premier Solutions Standard (Series A-II) | InvescoGoldandSpecialMineralsFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Equity Precious Metals
Portfolio Company Name [Text Block]	Invesco Gold & Special Minerals Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	6.36%
Average Annual Total Returns, 5 Years [Percent]	11.34%
Average Annual Total Returns, 10 Years [Percent]	5.35%
Premier Solutions Standard (Series A-II) | InvescoGrowthandIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Invesco Growth and Income Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	12.56%
Average Annual Total Returns, 5 Years [Percent]	11.79%
Average Annual Total Returns, 10 Years [Percent]	8.23%
Premier Solutions Standard (Series A-II) | InvescoInternationalBondFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Bond
Portfolio Company Name [Text Block]	Invesco International Bond Fund - Class A*
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	8.25%
Average Annual Total Returns, 5 Years [Percent]	0.03%
Average Annual Total Returns, 10 Years [Percent]	0.69%
Premier Solutions Standard (Series A-II) | InvescoInternationalDiversifiedFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	Invesco International Diversified Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.27%
Average Annual Total Returns, 1 Year [Percent]	15.43%
Average Annual Total Returns, 5 Years [Percent]	6.11%
Average Annual Total Returns, 10 Years [Percent]	3.74%
Premier Solutions Standard (Series A-II) | InvescoMainStreetAllCapFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Invesco Main Street All Cap Fund® - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	25.93%
Average Annual Total Returns, 5 Years [Percent]	15.28%
Average Annual Total Returns, 10 Years [Percent]	9.44%
Premier Solutions Standard (Series A-II) | InvescoMainStreetMidCapFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Invesco Main Street Mid Cap Fund® - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	14.48%
Average Annual Total Returns, 5 Years [Percent]	11.71%
Average Annual Total Returns, 10 Years [Percent]	7.54%
Premier Solutions Standard (Series A-II) | InvescoOppenheimerInternationalGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	Invesco Oppenheimer International Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	20.76%
Average Annual Total Returns, 5 Years [Percent]	8.76%
Average Annual Total Returns, 10 Years [Percent]	3.78%
Premier Solutions Standard (Series A-II) | InvescoRealEstateFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Real Estate
Portfolio Company Name [Text Block]	Invesco Real Estate Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Invesco Asset Management Ltd
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	8.75%
Average Annual Total Returns, 5 Years [Percent]	5.62%
Average Annual Total Returns, 10 Years [Percent]	6.37%
Premier Solutions Standard (Series A-II) | InvescoRisingDividendsFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Invesco Rising Dividends Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	17.60%
Average Annual Total Returns, 5 Years [Percent]	13.82%
Average Annual Total Returns, 10 Years [Percent]	9.16%
Premier Solutions Standard (Series A-II) | InvescoSmallCapEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	Invesco Small Cap Equity Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.26%
Average Annual Total Returns, 1 Year [Percent]	15.96%
Average Annual Total Returns, 5 Years [Percent]	12.15%
Average Annual Total Returns, 10 Years [Percent]	6.30%
Premier Solutions Standard (Series A-II) | InvescoSmallCapGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	Invesco Small Cap Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	12.66%
Average Annual Total Returns, 5 Years [Percent]	8.73%
Average Annual Total Returns, 10 Years [Percent]	7.35%
Premier Solutions Standard (Series A-II) | InvescoSmallCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Invesco Small Cap Value Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	22.91%
Average Annual Total Returns, 5 Years [Percent]	20.69%
Average Annual Total Returns, 10 Years [Percent]	10.09%
Premier Solutions Standard (Series A-II) | InvescoValueOpportunitiesFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Invesco Value Opportunities Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	15.15%
Average Annual Total Returns, 5 Years [Percent]	16.74%
Average Annual Total Returns, 10 Years [Percent]	8.67%
Premier Solutions Standard (Series A-II) | JanusHendersonBalancedFundClassSMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Moderate Allocation
Portfolio Company Name [Text Block]	Janus Henderson Balanced Fund - Class S
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	14.98%
Average Annual Total Returns, 5 Years [Percent]	9.18%
Average Annual Total Returns, 10 Years [Percent]	7.56%
Premier Solutions Standard (Series A-II) | JanusHendersonEnterpriseFundClassSMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Janus Henderson Enterprise Fund - Class S
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	17.51%
Average Annual Total Returns, 5 Years [Percent]	13.16%
Average Annual Total Returns, 10 Years [Percent]	11.48%
Premier Solutions Standard (Series A-II) | JanusHendersonFortyFundClassSMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Janus Henderson Forty Fund - Class S
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	39.34%
Average Annual Total Returns, 5 Years [Percent]	16.37%
Average Annual Total Returns, 10 Years [Percent]	13.16%
Premier Solutions Standard (Series A-II) | JanusHendersonMidCapValueFundClassSMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Janus Henderson Mid Cap Value Fund - Class S
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	10.92%
Average Annual Total Returns, 5 Years [Percent]	9.79%
Average Annual Total Returns, 10 Years [Percent]	6.82%
Premier Solutions Standard (Series A-II) | JanusHendersonOverseasFundClassSMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Janus Henderson Overseas Fund - Class S
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	1.29%
Average Annual Total Returns, 1 Year [Percent]	10.52%
Average Annual Total Returns, 5 Years [Percent]	10.79%
Average Annual Total Returns, 10 Years [Percent]	3.00%
Premier Solutions Standard (Series A-II) | JPMorganCoreBondFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core Bond
Portfolio Company Name [Text Block]	JPMorgan Core Bond Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	5.42%
Average Annual Total Returns, 5 Years [Percent]	1.16%
Average Annual Total Returns, 10 Years [Percent]	1.69%
Premier Solutions Standard (Series A-II) | JPMorganLargeCapGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	JPMorgan Large Cap Growth Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	34.28%
Average Annual Total Returns, 5 Years [Percent]	20.59%
Average Annual Total Returns, 10 Years [Percent]	15.11%
Premier Solutions Standard (Series A-II) | JPMorganSmallCapEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	JPMorgan Small Cap Equity Fund - Class A (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	1.26%
Average Annual Total Returns, 1 Year [Percent]	11.61%
Average Annual Total Returns, 5 Years [Percent]	10.34%
Average Annual Total Returns, 10 Years [Percent]	8.14%
Premier Solutions Standard (Series A-II) | JPMorganSmallCapGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	JPMorgan Small Cap Growth Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	13.85%
Average Annual Total Returns, 5 Years [Percent]	9.54%
Average Annual Total Returns, 10 Years [Percent]	8.35%
Premier Solutions Standard (Series A-II) | JPMorganSmallCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	JPMorgan Small Cap Value Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	12.77%
Average Annual Total Returns, 5 Years [Percent]	10.12%
Average Annual Total Returns, 10 Years [Percent]	5.93%
Premier Solutions Standard (Series A-II) | JPMorganSmartRetirement2055FundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2055
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement®2055Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	19.85%
Average Annual Total Returns, 5 Years [Percent]	10.40%
Average Annual Total Returns, 10 Years [Percent]	7.30%
Premier Solutions Standard (Series A-II) | JPMorganSmartRetirement2020FundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2020
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement®2020Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	11.55%
Average Annual Total Returns, 5 Years [Percent]	5.15%
Average Annual Total Returns, 10 Years [Percent]	4.41%
Premier Solutions Standard (Series A-II) | JPMorganSmartRetirement2025FundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2025
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement®2025Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	13.03%
Average Annual Total Returns, 5 Years [Percent]	6.29%
Average Annual Total Returns, 10 Years [Percent]	5.10%
Premier Solutions Standard (Series A-II) | JPMorganSmartRetirement2030FundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2030
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement®2030Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	15.11%
Average Annual Total Returns, 5 Years [Percent]	7.40%
Average Annual Total Returns, 10 Years [Percent]	5.75%
Premier Solutions Standard (Series A-II) | JPMorganSmartRetirement2035FundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2035
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement®2035Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	17.03%
Average Annual Total Returns, 5 Years [Percent]	8.84%
Average Annual Total Returns, 10 Years [Percent]	6.48%
Premier Solutions Standard (Series A-II) | JPMorganSmartRetirement2040FundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2040
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement®2040Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	18.44%
Average Annual Total Returns, 5 Years [Percent]	9.73%
Average Annual Total Returns, 10 Years [Percent]	6.98%
Premier Solutions Standard (Series A-II) | JPMorganSmartRetirement2045FundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2045
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement®2045Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	19.52%
Average Annual Total Returns, 5 Years [Percent]	10.36%
Average Annual Total Returns, 10 Years [Percent]	7.28%
Premier Solutions Standard (Series A-II) | JPMorganSmartRetirement2050FundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2050
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement®2050Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	19.86%
Average Annual Total Returns, 5 Years [Percent]	10.39%
Average Annual Total Returns, 10 Years [Percent]	7.28%
Premier Solutions Standard (Series A-II) | JPMorganSmartRetirement2060FundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2060
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement®2060Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	19.78%
Average Annual Total Returns, 5 Years [Percent]	10.40%
Average Annual Total Returns, 10 Years [Percent]	8.58%
Premier Solutions Standard (Series A-II) | JPMorganSmartRetirementIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date Retirement
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® Income Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	11.62%
Average Annual Total Returns, 5 Years [Percent]	4.85%
Average Annual Total Returns, 10 Years [Percent]	3.83%
Premier Solutions Standard (Series A-II) | LKCMAquinasCatholicEquityFundMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	LKCM Aquinas Catholic Equity Fund*
Portfolio Company Adviser [Text Block]	Luther King Capital Management Corporation
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	14.07%
Average Annual Total Returns, 5 Years [Percent]	13.78%
Average Annual Total Returns, 10 Years [Percent]	8.72%
Premier Solutions Standard (Series A-II) | LoomisSaylesBondFundAdminClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Multisector Bond
Portfolio Company Name [Text Block]	Loomis Sayles Bond Fund - Class ADM*
Portfolio Company Adviser [Text Block]	Loomis, Sayles & Company LP
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	7.50%
Average Annual Total Returns, 5 Years [Percent]	1.66%
Average Annual Total Returns, 10 Years [Percent]	1.59%
Premier Solutions Standard (Series A-II) | LordAbbettAffiliatedFundIncClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Lord Abbett Affiliated Fund, Inc. - Class A (Closed to Contracts issued on or about 8/1/2012)
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	10.20%
Average Annual Total Returns, 5 Years [Percent]	9.50%
Average Annual Total Returns, 10 Years [Percent]	7.81%
Premier Solutions Standard (Series A-II) | LordAbbettDevelopingGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	Lord Abbett Developing Growth Fund - Class A (Closed to Contracts issued on or about 1/15/2012)
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	8.37%
Average Annual Total Returns, 5 Years [Percent]	9.28%
Average Annual Total Returns, 10 Years [Percent]	6.82%
Premier Solutions Standard (Series A-II) | LordAbbettDividendGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Lord Abbett Dividend Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	15.86%
Average Annual Total Returns, 5 Years [Percent]	13.27%
Average Annual Total Returns, 10 Years [Percent]	10.19%
Premier Solutions Standard (Series A-II) | LordAbbettFundamentalEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Lord Abbett Fundamental Equity Fund - Class A
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	12.91%
Average Annual Total Returns, 5 Years [Percent]	10.94%
Average Annual Total Returns, 10 Years [Percent]	7.58%
Premier Solutions Standard (Series A-II) | LordAbbettInternationalEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Lord Abbett International Equity Fund - Class A
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	11.45%
Average Annual Total Returns, 5 Years [Percent]	7.72%
Average Annual Total Returns, 10 Years [Percent]	2.54%
Premier Solutions Standard (Series A-II) | LordAbbettValueOpportunitiesFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Lord Abbett Value Opportunities Fund - Class A
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	15.94%
Average Annual Total Returns, 5 Years [Percent]	10.67%
Average Annual Total Returns, 10 Years [Percent]	7.05%
Premier Solutions Standard (Series A-II) | MassachusettsInvestorsTrustClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Massachusetts Investors Trust - Class R3
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	19.16%
Average Annual Total Returns, 5 Years [Percent]	13.73%
Average Annual Total Returns, 10 Years [Percent]	10.41%
Premier Solutions Standard (Series A-II) | MassMutualBlueChipGrowthFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	MassMutual Blue Chip Growth Fund - Class R4
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company LP; T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	15.98%
Average Annual Total Returns, 5 Years [Percent]	10.67%
Average Annual Total Returns, 10 Years [Percent]	7.06%
Premier Solutions Standard (Series A-II) | MassMutualDisciplinedGrowthFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	MassMutual Disciplined Growth Fund - Class R4
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	39.01%
Average Annual Total Returns, 5 Years [Percent]	15.96%
Average Annual Total Returns, 10 Years [Percent]	12.23%
Premier Solutions Standard (Series A-II) | MassMutualDiversifiedValueFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	MassMutual Diversified Value Fund - Class R4
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Brandywine Global Investment Mgmt, LLC
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	8.94%
Average Annual Total Returns, 5 Years [Percent]	11.12%
Average Annual Total Returns, 10 Years [Percent]	8.34%
Premier Solutions Standard (Series A-II) | MassMutualEquityOpportunitiesFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	MassMutual Equity Opportunities Fund - Class R4
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP; T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	10.29%
Average Annual Total Returns, 5 Years [Percent]	12.57%
Average Annual Total Returns, 10 Years [Percent]	9.91%
Premier Solutions Standard (Series A-II) | MassMutualFundamentalValueFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	MassMutual Fundamental Value Fund - Class R4
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Barrow Hanley Mewhinney & Strauss LLC; Boston Partners Global Investors, Inc
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	11.17%
Average Annual Total Returns, 5 Years [Percent]	11.45%
Average Annual Total Returns, 10 Years [Percent]	7.83%
Premier Solutions Standard (Series A-II) | MassMutualGrowthOpportunitiesFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	MassMutual Growth Opportunities Fund - Class R4
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Sands Capital Management, LLC ;Jackson Square Partners, LLC
Current Expenses [Percent]	1.30%
Average Annual Total Returns, 1 Year [Percent]	47.35%
Average Annual Total Returns, 5 Years [Percent]	12.09%
Average Annual Total Returns, 10 Years [Percent]	9.69%
Premier Solutions Standard (Series A-II) | MassMutualMidCapGrowthFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	MassMutual Mid Cap Growth Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.; Frontier Capital Management Company, LLC; T. Rowe Price Investment Management,Inc.
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	19.03%
Average Annual Total Returns, 5 Years [Percent]	11.24%
Average Annual Total Returns, 10 Years [Percent]	9.85%
Premier Solutions Standard (Series A-II) | MassMutualOverseasFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	MassMutual Overseas Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Harris Associates L.P.; Massachusetts Financial Services Company
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	18.40%
Average Annual Total Returns, 5 Years [Percent]	9.13%
Average Annual Total Returns, 10 Years [Percent]	4.25%
Premier Solutions Standard (Series A-II) | MassMutualRetireSMARTbyJPMorgan2020FundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2020
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan 2020 Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	10.94%
Average Annual Total Returns, 5 Years [Percent]	5.29%
Average Annual Total Returns, 10 Years [Percent]	4.16%
Premier Solutions Standard (Series A-II) | MassMutualRetireSMARTbyJPMorgan2025FundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2025
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan 2025 Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	12.23%
Average Annual Total Returns, 5 Years [Percent]	6.51%
Average Annual Total Returns, 10 Years [Percent]	4.92%
Premier Solutions Standard (Series A-II) | MassMutualRetireSMARTbyJPMorgan2030FundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2030
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan 2030 Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	13.89%
Average Annual Total Returns, 5 Years [Percent]	7.55%
Average Annual Total Returns, 10 Years [Percent]	5.47%
Premier Solutions Standard (Series A-II) | MassMutualRetireSMARTbyJPMorgan2035FundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2035
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan 2035 Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	16.21%
Average Annual Total Returns, 5 Years [Percent]	8.58%
Average Annual Total Returns, 10 Years [Percent]	5.98%
Premier Solutions Standard (Series A-II) | MassMutualRetireSMARTbyJPMorgan2040FundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2040
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan 2040 Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	17.56%
Average Annual Total Returns, 5 Years [Percent]	9.44%
Average Annual Total Returns, 10 Years [Percent]	6.36%
Premier Solutions Standard (Series A-II) | MassMutualRetireSMARTbyJPMorgan2045FundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2045
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan 2045 Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	18.48%
Average Annual Total Returns, 5 Years [Percent]	10.10%
Average Annual Total Returns, 10 Years [Percent]	6.68%
Premier Solutions Standard (Series A-II) | MassMutualRetireSMARTbyJPMorgan2050FundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2050
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan 2050 Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	18.84%
Average Annual Total Returns, 5 Years [Percent]	10.13%
Average Annual Total Returns, 10 Years [Percent]	6.84%
Premier Solutions Standard (Series A-II) | MassMutualRetireSMARTbyJPMorgan2055FundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2055
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan 2055 Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	18.88%
Average Annual Total Returns, 5 Years [Percent]	10.15%
Average Annual Total Returns, 10 Years [Percent]	6.88%
Premier Solutions Standard (Series A-II) | MassMutualRetireSMARTbyJPMorgan2060FundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2060
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan 2060 Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	18.75%
Average Annual Total Returns, 5 Years [Percent]	10.14%
Average Annual Total Returns, 10 Years [Percent]	8.14%
Premier Solutions Standard (Series A-II) | MassMutualRetireSMARTbyJPMorganinRetirementFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date Retirement
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan in Retirement Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	10.94%
Average Annual Total Returns, 5 Years [Percent]	4.92%
Average Annual Total Returns, 10 Years [Percent]	3.46%
Premier Solutions Standard (Series A-II) | MassMutualSelectTRowePriceRetirement2005FundClassM3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2000-2010
Portfolio Company Name [Text Block]	MassMutual Select T. Rowe Price Retirement 2005 Fund - Class M3*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	11.26%
Average Annual Total Returns, 5 Years [Percent]	5.43%
Average Annual Total Returns, 10 Years [Percent]	3.98%
Premier Solutions Standard (Series A-II) | MassMutualSelectTRowePriceRetirement2010FundClassM3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2000-2010
Portfolio Company Name [Text Block]	MassMutual Select T. Rowe Price Retirement 2010 Fund - Class M3*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	11.83%
Average Annual Total Returns, 5 Years [Percent]	5.90%
Average Annual Total Returns, 10 Years [Percent]	4.29%
Premier Solutions Standard (Series A-II) | MassMutualSelectTRowePriceRetirement2015FundClassM3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2015
Portfolio Company Name [Text Block]	MassMutual Select T. Rowe Price Retirement 2015 Fund - Class M3*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	12.37%
Average Annual Total Returns, 5 Years [Percent]	6.43%
Average Annual Total Returns, 10 Years [Percent]	4.59%
Premier Solutions Standard (Series A-II) | MassMutualSelectTRowePriceRetirement2020FundClassM3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2020
Portfolio Company Name [Text Block]	MassMutual Select T. Rowe Price Retirement 2020 Fund - Class M3*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	12.94%
Average Annual Total Returns, 5 Years [Percent]	7.07%
Average Annual Total Returns, 10 Years [Percent]	4.92%
Premier Solutions Standard (Series A-II) | MassMutualSelectTRowePriceRetirement2025FundClassM3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2025
Portfolio Company Name [Text Block]	MassMutual Select T. Rowe Price Retirement 2025 Fund - Class M3*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	13.92%
Average Annual Total Returns, 5 Years [Percent]	7.85%
Average Annual Total Returns, 10 Years [Percent]	5.37%
Premier Solutions Standard (Series A-II) | MassMutualSelectTRowePriceRetirement2030FundClassM3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2030
Portfolio Company Name [Text Block]	MassMutual Select T. Rowe Price Retirement 2030 Fund - Class M3*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	15.70%
Average Annual Total Returns, 5 Years [Percent]	8.65%
Average Annual Total Returns, 10 Years [Percent]	5.87%
Premier Solutions Standard (Series A-II) | MassMutualSelectTRowePriceRetirement2035FundClassM3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2035
Portfolio Company Name [Text Block]	MassMutual Select T. Rowe Price Retirement 2035 Fund - Class M3*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	17.56%
Average Annual Total Returns, 5 Years [Percent]	9.46%
Average Annual Total Returns, 10 Years [Percent]	6.38%
Premier Solutions Standard (Series A-II) | MassMutualSelectTRowePriceRetirement2040FundClassM3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2040
Portfolio Company Name [Text Block]	MassMutual Select T. Rowe Price Retirement 2040 Fund - Class M3*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	18.99%
Average Annual Total Returns, 5 Years [Percent]	10.12%
Average Annual Total Returns, 10 Years [Percent]	6.81%
Premier Solutions Standard (Series A-II) | MassMutualSelectTRowePriceRetirement2045FundClassM3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2045
Portfolio Company Name [Text Block]	MassMutual Select T. Rowe Price Retirement 2045 Fund - Class M3*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	19.90%
Average Annual Total Returns, 5 Years [Percent]	10.58%
Average Annual Total Returns, 10 Years [Percent]	7.12%
Premier Solutions Standard (Series A-II) | MassMutualSelectTRowePriceRetirement2050FundClassM3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2050
Portfolio Company Name [Text Block]	MassMutual Select T. Rowe Price Retirement 2050 Fund - Class M3*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	20.18%
Average Annual Total Returns, 5 Years [Percent]	10.64%
Average Annual Total Returns, 10 Years [Percent]	7.17%
Premier Solutions Standard (Series A-II) | MassMutualSelectTRowePriceRetirement2055FundClassM3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2055
Portfolio Company Name [Text Block]	MassMutual Select T. Rowe Price Retirement 2055 Fund - Class M3*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	20.25%
Average Annual Total Returns, 5 Years [Percent]	10.62%
Average Annual Total Returns, 10 Years [Percent]	7.15%
Premier Solutions Standard (Series A-II) | MassMutualSelectTRowePriceRetirement2060FundClassM3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2060
Portfolio Company Name [Text Block]	MassMutual Select T. Rowe Price Retirement 2060 Fund - Class M3*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	20.23%
Average Annual Total Returns, 5 Years [Percent]	10.62%
Average Annual Total Returns, 10 Years [Percent]	7.15%
Premier Solutions Standard (Series A-II) | MassMutualSelectTRowePriceRetirementBalancedFundClassM3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Moderately Conservative Allocation
Portfolio Company Name [Text Block]	MassMutual Select T. Rowe Price Retirement Balanced Fund - Class M3*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	10.73%
Average Annual Total Returns, 5 Years [Percent]	5.60%
Average Annual Total Returns, 10 Years [Percent]	4.09%
Premier Solutions Standard (Series A-II) | MassMutualSrategicBondFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	MassMutual Strategic Bond Fund - Class R4
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Brandywine Global Investment Mgmt, LLC; Western Asset Management Company, LLC; Western Asset Management CO LTD
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	6.12%
Average Annual Total Returns, 5 Years [Percent]	1.23%
Average Annual Total Returns, 10 Years [Percent]	2.02%
Premier Solutions Standard (Series A-II) | MassMutualTotalReturnBondFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	MassMutual Total Return Bond Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Metropolitan West Asset Management, LLC.
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	5.25%
Average Annual Total Returns, 5 Years [Percent]	0.88%
Average Annual Total Returns, 10 Years [Percent]	1.34%
Premier Solutions Standard (Series A-II) | MFSGovernmentSecuritiesFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Government
Portfolio Company Name [Text Block]	MFS® Government Securities Fund - Class R3*
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	3.95%
Average Annual Total Returns, 5 Years [Percent]	0.11%
Average Annual Total Returns, 10 Years [Percent]	0.81%
Premier Solutions Standard (Series A-II) | MFSGrowthFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	MFS® Growth Fund - Class R3* (Closed to Contracts issued on or about 8/26/2011)
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	35.79%
Average Annual Total Returns, 5 Years [Percent]	15.71%
Average Annual Total Returns, 10 Years [Percent]	12.65%
Premier Solutions Standard (Series A-II) | MFSInternationalIntrinsicValueFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	MFS® International Intrinsic Value Fund - Class R3*
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	17.60%
Average Annual Total Returns, 5 Years [Percent]	8.47%
Average Annual Total Returns, 10 Years [Percent]	6.84%
Premier Solutions Standard (Series A-II) | MFSNewDiscoveryFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	MFS® New Discovery Fund - Class R3*
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.29%
Average Annual Total Returns, 1 Year [Percent]	13.97%
Average Annual Total Returns, 5 Years [Percent]	10.52%
Average Annual Total Returns, 10 Years [Percent]	7.23%
Premier Solutions Standard (Series A-II) | MFSResearchInternationalFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	MFS® Research International Fund - Class R3*
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	13.10%
Average Annual Total Returns, 5 Years [Percent]	8.45%
Average Annual Total Returns, 10 Years [Percent]	4.04%
Premier Solutions Standard (Series A-II) | MFSTechnologyFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Technology
Portfolio Company Name [Text Block]	MFS® Technology Fund - Class R3* (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	53.89%
Average Annual Total Returns, 5 Years [Percent]	17.15%
Average Annual Total Returns, 10 Years [Percent]	15.12%
Premier Solutions Standard (Series A-II) | MFSTotalReturnBondFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	MFS® Total Return Bond Fund - Class R3*
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	6.95%
Average Annual Total Returns, 5 Years [Percent]	1.61%
Average Annual Total Returns, 10 Years [Percent]	1.88%
Premier Solutions Standard (Series A-II) | MFSTotalReturnFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Moderate Allocation
Portfolio Company Name [Text Block]	MFS® Total Return Fund - Class R3
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	10.29%
Average Annual Total Returns, 5 Years [Percent]	8.41%
Average Annual Total Returns, 10 Years [Percent]	6.39%
Premier Solutions Standard (Series A-II) | MFSUtilitiesFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Utilities
Portfolio Company Name [Text Block]	MFS® Utilities Fund - Class R3*
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	(2.22%)
Average Annual Total Returns, 5 Years [Percent]	8.16%
Average Annual Total Returns, 10 Years [Percent]	6.23%
Premier Solutions Standard (Series A-II) | MFSValueFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	MFS® Value Fund - Class R3*
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	7.92%
Average Annual Total Returns, 5 Years [Percent]	11.24%
Average Annual Total Returns, 10 Years [Percent]	8.41%
Premier Solutions Standard (Series A-II) | MMSandP500IndexFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	MM S&P 500® Index Fund - Class R4
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Northern Trust Investments Inc
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	25.48%
Average Annual Total Returns, 5 Years [Percent]	15.00%
Average Annual Total Returns, 10 Years [Percent]	11.35%
Premier Solutions Standard (Series A-II) | NeubergerBermanSustainableEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Neuberger Berman Sustainable Equity Fund - Class A
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	26.53%
Average Annual Total Returns, 5 Years [Percent]	13.64%
Average Annual Total Returns, 10 Years [Percent]	9.77%
Premier Solutions Standard (Series A-II) | NorthSquareSpectrumAlphaFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	North Square Spectrum Alpha Fund - Class A
Portfolio Company Adviser [Text Block]	North Square Investments, LLC
Portfolio Company Subadviser [Text Block]	NSI Retail Advisors, LLC
Current Expenses [Percent]	2.26%
Average Annual Total Returns, 1 Year [Percent]	24.70%
Average Annual Total Returns, 5 Years [Percent]	9.77%
Average Annual Total Returns, 10 Years [Percent]	6.01%
Premier Solutions Standard (Series A-II) | NuveenDividendGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Nuveen Dividend Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Nuveen Fund Advisors, LLC.
Portfolio Company Subadviser [Text Block]	Nuveen Asset Management, LLC
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	14.79%
Average Annual Total Returns, 5 Years [Percent]	13.61%
Average Annual Total Returns, 10 Years [Percent]	10.20%
Premier Solutions Standard (Series A-II) | NuveenInternationalValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Value
Portfolio Company Name [Text Block]	Nuveen International Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Nuveen Fund Advisors, LLC.
Portfolio Company Subadviser [Text Block]	Nuveen Asset Management, LLC
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	20.31%
Average Annual Total Returns, 5 Years [Percent]	8.46%
Average Annual Total Returns, 10 Years [Percent]	3.51%
Premier Solutions Standard (Series A-II) | PGIMJennisonFocusedGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	PGIM Jennison Focused Growth Fund - Class A*
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	52.29%
Average Annual Total Returns, 5 Years [Percent]	16.06%
Average Annual Total Returns, 10 Years [Percent]	13.00%
Premier Solutions Standard (Series A-II) | PGIMJennisonMidCapGrowthFundIncClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	PGIM Jennison Mid-Cap Growth Fund, Inc. - Class A
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	20.18%
Average Annual Total Returns, 5 Years [Percent]	14.66%
Average Annual Total Returns, 10 Years [Percent]	9.36%
Premier Solutions Standard (Series A-II) | PGIMJennisonNaturalResourcesFundIncClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Natural Resources
Portfolio Company Name [Text Block]	PGIM Jennison Natural Resources Fund, Inc. - Class A
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC
Current Expenses [Percent]	1.27%
Average Annual Total Returns, 1 Year [Percent]	(2.18%)
Average Annual Total Returns, 5 Years [Percent]	14.95%
Average Annual Total Returns, 10 Years [Percent]	1.43%
Premier Solutions Standard (Series A-II) | PIMCORealReturnFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Inflation-Protected Bond
Portfolio Company Name [Text Block]	PIMCO Real Return Fund - Class A
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	3.33%
Average Annual Total Returns, 5 Years [Percent]	2.87%
Average Annual Total Returns, 10 Years [Percent]	1.97%
Premier Solutions Standard (Series A-II) | PIMCOTotalReturnFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	PIMCO Total Return Fund - Class A
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	5.94%
Average Annual Total Returns, 5 Years [Percent]	0.97%
Average Annual Total Returns, 10 Years [Percent]	1.57%
Premier Solutions Standard (Series A-II) | PioneerEquityIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Pioneer Equity Income Fund - Class A
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	7.00%
Average Annual Total Returns, 5 Years [Percent]	9.32%
Average Annual Total Returns, 10 Years [Percent]	8.19%
Premier Solutions Standard (Series A-II) | PioneerFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Pioneer Fund - Class A
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	28.32%
Average Annual Total Returns, 5 Years [Percent]	16.73%
Average Annual Total Returns, 10 Years [Percent]	12.05%
Premier Solutions Standard (Series A-II) | PioneerFundamentalGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Pioneer Fundamental Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	32.48%
Average Annual Total Returns, 5 Years [Percent]	17.38%
Average Annual Total Returns, 10 Years [Percent]	13.00%
Premier Solutions Standard (Series A-II) | PioneerGlobalSustainableEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Value
Portfolio Company Name [Text Block]	Pioneer Global Sustainable Equity Fund - Class A* (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	16.24%
Average Annual Total Returns, 5 Years [Percent]	13.70%
Average Annual Total Returns, 10 Years [Percent]	8.49%
Premier Solutions Standard (Series A-II) | PioneerMidCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Pioneer Mid Cap Value Fund - Class A (Closed to Contracts issued on or about 8/1/2011)
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	12.16%
Average Annual Total Returns, 5 Years [Percent]	12.46%
Average Annual Total Returns, 10 Years [Percent]	7.35%
Premier Solutions Standard (Series A-II) | PioneerStrategicIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Multisector Bond
Portfolio Company Name [Text Block]	Pioneer Strategic Income Fund - Class A
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	7.76%
Average Annual Total Returns, 5 Years [Percent]	2.61%
Average Annual Total Returns, 10 Years [Percent]	2.67%
Premier Solutions Standard (Series A-II) | PutnamInternationalCapitalOpportunitiesFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Small/Mid Blend
Portfolio Company Name [Text Block]	Putnam International Capital Opportunities Fund - Class A
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	The Putnam Advisory Company, LLC; Putnam Investments Limited
Current Expenses [Percent]	1.58%
Average Annual Total Returns, 1 Year [Percent]	15.22%
Average Annual Total Returns, 5 Years [Percent]	8.38%
Average Annual Total Returns, 10 Years [Percent]	3.75%
Premier Solutions Standard (Series A-II) | PutnamLargeCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Putnam Large Cap Value Fund - Class A
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Putnam Investments Limited
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	15.40%
Average Annual Total Returns, 5 Years [Percent]	14.30%
Average Annual Total Returns, 10 Years [Percent]	10.12%
Premier Solutions Standard (Series A-II) | RoyceSmallCapTotalReturnFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Royce Small-Cap Total Return Fund - Service Class*
Portfolio Company Adviser [Text Block]	Royce & Associates, LP
Current Expenses [Percent]	1.53%
Average Annual Total Returns, 1 Year [Percent]	23.85%
Average Annual Total Returns, 5 Years [Percent]	11.36%
Average Annual Total Returns, 10 Years [Percent]	7.11%
Premier Solutions Standard (Series A-II) | RoyceSmallCapValueFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Royce Small-Cap Value Fund - Service Class*
Portfolio Company Adviser [Text Block]	Royce & Associates, LP
Current Expenses [Percent]	1.49%
Average Annual Total Returns, 1 Year [Percent]	26.08%
Average Annual Total Returns, 5 Years [Percent]	9.96%
Average Annual Total Returns, 10 Years [Percent]	5.34%
Premier Solutions Standard (Series A-II) | RussellLifePointsBalancedStrategyFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Moderate Allocation
Portfolio Company Name [Text Block]	Russell LifePoints® Balanced Strategy Fund - Class R4* (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Russell Investment Management, LLC
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	14.19%
Average Annual Total Returns, 5 Years [Percent]	5.26%
Average Annual Total Returns, 10 Years [Percent]	4.02%
Premier Solutions Standard (Series A-II) | RussellLifePointsConservativeStrategyFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Conservative Allocation
Portfolio Company Name [Text Block]	Russell LifePoints®Conservative Strategy Fund - Class R4* (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Russell Investment Management, LLC
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	7.94%
Average Annual Total Returns, 5 Years [Percent]	2.06%
Average Annual Total Returns, 10 Years [Percent]	2.09%
Premier Solutions Standard (Series A-II) | RussellLifePointsEquityGrowthStrategyFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Moderately Aggressive Allocation
Portfolio Company Name [Text Block]	Russell LifePoints® Equity Growth Strategy Fund - Class R4* (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Russell Investment Management, LLC
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	19.02%
Average Annual Total Returns, 5 Years [Percent]	8.10%
Average Annual Total Returns, 10 Years [Percent]	5.47%
Premier Solutions Standard (Series A-II) | RussellLifePointsGrowthStrategyFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Moderately Aggressive Allocation
Portfolio Company Name [Text Block]	Russell LifePoints® Growth Strategy Fund - Class R4* (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Russell Investment Management, LLC
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	17.42%
Average Annual Total Returns, 5 Years [Percent]	7.28%
Average Annual Total Returns, 10 Years [Percent]	5.06%
Premier Solutions Standard (Series A-II) | RussellLifePointsModerateStrategyFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Moderately Conservative Allocation
Portfolio Company Name [Text Block]	Russell LifePoints®Moderate Strategy Fund - Class R4* (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Russell Investment Management, LLC
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	11.01%
Average Annual Total Returns, 5 Years [Percent]	3.15%
Average Annual Total Returns, 10 Years [Percent]	2.94%
Premier Solutions Standard (Series A-II) | TRowePriceEquityIncomeFundClassRMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	T. Rowe Price Equity Income Fund - Class R
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.23%
Average Annual Total Returns, 1 Year [Percent]	9.06%
Average Annual Total Returns, 5 Years [Percent]	10.69%
Average Annual Total Returns, 10 Years [Percent]	7.38%
Premier Solutions Standard (Series A-II) | TRowePriceGrowthStockFundClassRMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	T. Rowe Price Growth Stock Fund - Class R
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	44.52%
Average Annual Total Returns, 5 Years [Percent]	12.74%
Average Annual Total Returns, 10 Years [Percent]	11.13%
Premier Solutions Standard (Series A-II) | TempletonGlobalBondFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Bond
Portfolio Company Name [Text Block]	Templeton Global Bond Fund - Class A*
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	2.43%
Average Annual Total Returns, 5 Years [Percent]	(2.57%)
Average Annual Total Returns, 10 Years [Percent]	(0.62%)
Premier Solutions Standard (Series A-II) | TempletonGrowthFundIncClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Blend
Portfolio Company Name [Text Block]	Templeton Growth Fund, Inc. - Class A
Portfolio Company Adviser [Text Block]	Templeton Global Advisors Limited
Portfolio Company Subadviser [Text Block]	Templeton Asset Management Ltd.
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	20.98%
Average Annual Total Returns, 5 Years [Percent]	6.40%
Average Annual Total Returns, 10 Years [Percent]	3.22%
Premier Solutions Standard (Series A-II) | ThornburgInternationalEquityFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Thornburg International Equity Fund - Class R4*
Portfolio Company Adviser [Text Block]	Thornburg Investment Management Inc
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	15.70%
Average Annual Total Returns, 5 Years [Percent]	10.18%
Average Annual Total Returns, 10 Years [Percent]	4.68%
Premier Solutions Standard (Series A-II) | ThornburgSmallMidCapCoreFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Thornburg Small/Mid Cap Core Fund - Class R4* (Closed to Contracts issued on or about 8/1/2013)
Portfolio Company Adviser [Text Block]	Thornburg Investment Management Inc
Current Expenses [Percent]	1.21%
Average Annual Total Returns, 1 Year [Percent]	13.32%
Average Annual Total Returns, 5 Years [Percent]	8.44%
Average Annual Total Returns, 10 Years [Percent]	7.52%
Premier Solutions Standard (Series A-II) | ThornburgSmallMidCapGrowthFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Thornburg Small/Mid Cap Growth Fund - Class R4* (Closed to Contracts issued on or about 8/1/2011)
Portfolio Company Adviser [Text Block]	Thornburg Investment Management Inc
Current Expenses [Percent]	1.36%
Average Annual Total Returns, 1 Year [Percent]	19.68%
Average Annual Total Returns, 5 Years [Percent]	6.56%
Average Annual Total Returns, 10 Years [Percent]	5.24%
Premier Solutions Standard (Series A-II) | TIAACREFBondIndexFundRetirementClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core Bond
Portfolio Company Name [Text Block]	TIAA-CREF Bond Index Fund - Retirement Class
Portfolio Company Adviser [Text Block]	Teachers Advisors LLC
Current Expenses [Percent]	0.32%
Average Annual Total Returns, 1 Year [Percent]	5.48%
Average Annual Total Returns, 5 Years [Percent]	0.72%
Average Annual Total Returns, 10 Years [Percent]	1.44%
Premier Solutions Standard (Series A-II) | TIAACREFEquityIndexFundRetirementClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	TIAA-CREF Equity Index Fund - Retirement Class
Portfolio Company Adviser [Text Block]	Teachers Advisors LLC
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	25.59%
Average Annual Total Returns, 5 Years [Percent]	14.84%
Average Annual Total Returns, 10 Years [Percent]	11.17%
Premier Solutions Standard (Series A-II) | TIAACREFLargeCapGrowthIndexFundRetirementClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	TIAA-CREF Large-Cap Growth Index Fund - Retirement Class
Portfolio Company Adviser [Text Block]	Teachers Advisors LLC
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	42.29%
Average Annual Total Returns, 5 Years [Percent]	19.14%
Average Annual Total Returns, 10 Years [Percent]	14.51%
Premier Solutions Standard (Series A-II) | TIAACREFLargeCapValueIndexFundRetirementClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	TIAA-CREF Large-Cap Value Index Fund - Retirement Class
Portfolio Company Adviser [Text Block]	Teachers Advisors LLC
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	11.15%
Average Annual Total Returns, 5 Years [Percent]	10.61%
Average Annual Total Returns, 10 Years [Percent]	8.09%
Premier Solutions Standard (Series A-II) | TimothyPlanLargeMidCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Timothy Plan Large/Mid-Cap Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Timothy Partners Ltd
Portfolio Company Subadviser [Text Block]	Westwood Management Corp
Current Expenses [Percent]	1.34%
Average Annual Total Returns, 1 Year [Percent]	13.20%
Average Annual Total Returns, 5 Years [Percent]	12.70%
Average Annual Total Returns, 10 Years [Percent]	8.67%
Premier Solutions Standard (Series A-II) | UBSGlobalAllocationFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Allocation
Portfolio Company Name [Text Block]	UBS Global Allocation Fund - Class A* (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	UBS Asset Management (Americas) Inc
Current Expenses [Percent]	1.31%
Average Annual Total Returns, 1 Year [Percent]	9.42%
Average Annual Total Returns, 5 Years [Percent]	5.75%
Average Annual Total Returns, 10 Years [Percent]	4.16%
Premier Solutions Standard (Series A-II) | VictoryDiversifiedStockFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Victory Diversified Stock Fund - Class A (Closed to Contracts issued on or about 8/1/2012)
Portfolio Company Adviser [Text Block]	Victory Capital Management Inc.
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	24.70%
Average Annual Total Returns, 5 Years [Percent]	15.13%
Average Annual Total Returns, 10 Years [Percent]	9.49%
Premier Solutions Standard (Series A-II) | VictorySpecialValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Victory Special Value Fund - Class A (Closed to Contracts issued on or about 8/1/2013)
Portfolio Company Adviser [Text Block]	Victory Capital Management Inc.
Current Expenses [Percent]	1.38%
Average Annual Total Returns, 1 Year [Percent]	24.38%
Average Annual Total Returns, 5 Years [Percent]	14.72%
Average Annual Total Returns, 10 Years [Percent]	8.78%
Premier Solutions Standard (Series A-II) | VictorySycamoreEstablishedValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Victory Sycamore Established Value Fund - Class A
Portfolio Company Adviser [Text Block]	Victory Capital Management Inc.
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	9.95%
Average Annual Total Returns, 5 Years [Percent]	14.22%
Average Annual Total Returns, 10 Years [Percent]	10.62%
Premier Solutions Standard (Series A-II) | VictorySycamoreSmallCompanyOpportunityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Victory Sycamore Small Company Opportunity Fund - Class A
Portfolio Company Adviser [Text Block]	Victory Capital Management Inc.
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	11.05%
Average Annual Total Returns, 5 Years [Percent]	11.30%
Average Annual Total Returns, 10 Years [Percent]	9.09%
Premier Solutions Standard (Series A-II) | VictoryMunderMidCapCoreGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Victory Munder Mid-Cap Core Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Victory Capital Management Inc.
Current Expenses [Percent]	1.28%
Average Annual Total Returns, 1 Year [Percent]	14.28%
Average Annual Total Returns, 5 Years [Percent]	11.30%
Average Annual Total Returns, 10 Years [Percent]	7.45%
Premier Solutions Standard (Series A-II) | VirtusCeredexLargeCapValueEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Virtus Ceredex Large-Cap Value Equity Fund - Class A
Portfolio Company Adviser [Text Block]	Virtus Fund Advisers, LLC
Portfolio Company Subadviser [Text Block]	Ceredex Value Advisors LLC
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	14.57%
Average Annual Total Returns, 5 Years [Percent]	10.67%
Average Annual Total Returns, 10 Years [Percent]	7.63%
Premier Solutions Standard (Series A-II) | VirtusCeredexMidCapValueEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Virtus Ceredex Mid-Cap Value Equity Fund - Class A
Portfolio Company Adviser [Text Block]	Virtus Fund Advisers, LLC
Portfolio Company Subadviser [Text Block]	Ceredex Value Advisors LLC
Current Expenses [Percent]	1.28%
Average Annual Total Returns, 1 Year [Percent]	10.63%
Average Annual Total Returns, 5 Years [Percent]	9.80%
Average Annual Total Returns, 10 Years [Percent]	7.33%
Premier Solutions Standard (Series A-II) | VirtusCeredexSmallCapValueEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	Virtus Ceredex Small-Cap Value Equity Fund - Class A
Portfolio Company Adviser [Text Block]	Virtus Fund Advisers, LLC
Portfolio Company Subadviser [Text Block]	Ceredex Value Advisors LLC
Current Expenses [Percent]	1.46%
Average Annual Total Returns, 1 Year [Percent]	14.30%
Average Annual Total Returns, 5 Years [Percent]	8.94%
Average Annual Total Returns, 10 Years [Percent]	6.13%
Premier Solutions Standard (Series A-II) | VirtusNFJDividendValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Virtus NFJ Dividend Value Fund - Class A
Portfolio Company Adviser [Text Block]	Virtus Investment Advisers, Inc.
Portfolio Company Subadviser [Text Block]	NFJ Investment Group LLC - Dallas
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	19.14%
Average Annual Total Returns, 5 Years [Percent]	9.94%
Average Annual Total Returns, 10 Years [Percent]	6.85%
Premier Solutions Standard (Series A-II) | VirtusNFJInternationalValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Value
Portfolio Company Name [Text Block]	Virtus NFJ International Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Virtus Investment Advisers, Inc.
Portfolio Company Subadviser [Text Block]	NFJ Investment Group LLC - Dallas
Current Expenses [Percent]	1.30%
Average Annual Total Returns, 1 Year [Percent]	10.33%
Average Annual Total Returns, 5 Years [Percent]	5.39%
Average Annual Total Returns, 10 Years [Percent]	0.24%
Premier Solutions Standard (Series A-II) | MFSInternationalGrowthFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	MFS® International Growth Fund - Class R3*
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	14.54%
Average Annual Total Returns, 5 Years [Percent]	9.18%
Average Annual Total Returns, 10 Years [Percent]	6.09%
Premier Solutions Standard (Series A-II) | AmericanCenturySmallCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	American Century Small Cap Value Fund - Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.34%
Average Annual Total Returns, 1 Year [Percent]	15.93%
Average Annual Total Returns, 5 Years [Percent]	14.24%
Average Annual Total Returns, 10 Years [Percent]	8.46%
Premier Solutions Standard (Series A-II) | ClearBridgeSmallCapGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	ClearBridge Small Cap Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Franklin Templeton Fund Adviser, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	8.63%
Average Annual Total Returns, 5 Years [Percent]	9.22%
Average Annual Total Returns, 10 Years [Percent]	7.72%
Premier Solutions Standard (Series A-II) | InvescoDevelopingMarketsFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Diversified Emerging Mkts
Portfolio Company Name [Text Block]	Invesco Developing Markets Fund - Class A (Closed to Contracts issued on or about 4/13/2013)
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.26%
Average Annual Total Returns, 1 Year [Percent]	11.17%
Average Annual Total Returns, 5 Years [Percent]	2.26%
Average Annual Total Returns, 10 Years [Percent]	1.48%
Premier Solutions Standard (Series A-II) | AmericanCenturyDiversifiedBondFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core Bond
Portfolio Company Name [Text Block]	American Century Diversified Bond Fund - Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	5.04%
Average Annual Total Returns, 5 Years [Percent]	0.79%
Average Annual Total Returns, 10 Years [Percent]	1.30%
Premier Solutions Standard (Series A-II) | AmericanCenturyMidCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	American Century Mid Cap Value Fund - Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.23%
Average Annual Total Returns, 1 Year [Percent]	5.90%
Average Annual Total Returns, 5 Years [Percent]	10.76%
Average Annual Total Returns, 10 Years [Percent]	8.43%
Premier Solutions Standard (Series A-II) | BlackRockInternationalDividendFundInvestorASharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	BlackRock International Dividend Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	BlackRock Advisors LLC
Portfolio Company Subadviser [Text Block]	BlackRock International Limited
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	15.36%
Average Annual Total Returns, 5 Years [Percent]	9.48%
Average Annual Total Returns, 10 Years [Percent]	3.42%
Premier Solutions Standard (Series A-II) | ColumbiaSmallCapValueFundIClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Columbia Small Cap Value Fund I - Class A
Portfolio Company Adviser [Text Block]	Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	21.36%
Average Annual Total Returns, 5 Years [Percent]	13.19%
Average Annual Total Returns, 10 Years [Percent]	8.21%
Premier Solutions Standard (Series A-II) | FranklinHighIncomeFundClassA1Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund High Yield Bond
Portfolio Company Name [Text Block]	Franklin High Income Fund - Class A1*
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	9.75%
Average Annual Total Returns, 5 Years [Percent]	4.91%
Average Annual Total Returns, 10 Years [Percent]	3.40%
Premier Solutions Standard (Series A-II) | FrostGrowthEquityFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Frost Growth Equity Fund - Investor Class
Portfolio Company Adviser [Text Block]	Frost Investment Advisors, LLC
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	44.87%
Average Annual Total Returns, 5 Years [Percent]	16.82%
Average Annual Total Returns, 10 Years [Percent]	13.34%
Premier Solutions Standard (Series A-II) | HartfordChecksandBalancesFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Moderate Allocation
Portfolio Company Name [Text Block]	Hartford Checks and Balances Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	12.99%
Average Annual Total Returns, 5 Years [Percent]	9.04%
Average Annual Total Returns, 10 Years [Percent]	7.02%
Premier Solutions Standard (Series A-II) | HartfordEquityIncomeFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Hartford Equity Income Fund - Class R4 (Closed to Contracts issued on or about 6/11/2010. Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts )
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	6.90%
Average Annual Total Returns, 5 Years [Percent]	11.73%
Average Annual Total Returns, 10 Years [Percent]	8.86%
Premier Solutions Standard (Series A-II) | HartfordInternationalEquityFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Hartford International Equity Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	14.89%
Average Annual Total Returns, 5 Years [Percent]	6.65%
Average Annual Total Returns, 10 Years [Percent]	3.68%
Premier Solutions Standard (Series A-II) | HartfordInternationalOpportunitiesFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Hartford International Opportunities Fund - Class R4 (Closed to Contracts issued on or about 6/11/2010. Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	11.44%
Average Annual Total Returns, 5 Years [Percent]	8.11%
Average Annual Total Returns, 10 Years [Percent]	3.77%
Premier Solutions Standard (Series A-II) | HartfordMidcapFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Hartford Midcap Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	14.37%
Average Annual Total Returns, 5 Years [Percent]	9.30%
Average Annual Total Returns, 10 Years [Percent]	8.36%
Premier Solutions Standard (Series A-II) | InvescoEQVEmergingMarketsAllCapFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Diversified Emerging Mkts
Portfolio Company Name [Text Block]	Invesco EQV Emerging Markets All Cap Fund - Class A*
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.34%
Average Annual Total Returns, 1 Year [Percent]	8.81%
Average Annual Total Returns, 5 Years [Percent]	4.87%
Average Annual Total Returns, 10 Years [Percent]	2.38%
Premier Solutions Standard (Series A-II) | JPMorganUSEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	JPMorgan U.S. Equity Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	26.71%
Average Annual Total Returns, 5 Years [Percent]	16.84%
Average Annual Total Returns, 10 Years [Percent]	12.02%
Premier Solutions Standard (Series A-II) | JPMorganUSGovernmentMoneyMarketFundReserveClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Money Market - Taxable
Portfolio Company Name [Text Block]	JPMorgan U.S. Government Money Market Fund - Reserve Class
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	4.48%
Average Annual Total Returns, 5 Years [Percent]	1.46%
Average Annual Total Returns, 10 Years [Percent]	0.88%
Premier Solutions Standard (Series A-II) | LordAbbettGrowthOpportunitiesFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Lord Abbett Growth Opportunities Fund - Class A
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	10.48%
Average Annual Total Returns, 5 Years [Percent]	9.04%
Average Annual Total Returns, 10 Years [Percent]	7.24%
Premier Solutions Standard (Series A-II) | LordAbbettTotalReturnFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	Lord Abbett Total Return Fund - Class A
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	5.93%
Average Annual Total Returns, 5 Years [Percent]	1.23%
Average Annual Total Returns, 10 Years [Percent]	1.83%
Premier Solutions Standard (Series A-II) | MFSEmergingMarketsDebtFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Emerging Markets Bond
Portfolio Company Name [Text Block]	MFS® Emerging Markets Debt Fund - Class R3*
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	10.10%
Average Annual Total Returns, 5 Years [Percent]	2.24%
Average Annual Total Returns, 10 Years [Percent]	2.73%
Premier Solutions Standard (Series A-II) | NuveenMidCapGrowthOpportunitiesFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Nuveen Mid Cap Growth Opportunities Fund - Class A*
Portfolio Company Adviser [Text Block]	Nuveen Fund Advisors, LLC.
Portfolio Company Subadviser [Text Block]	Nuveen Asset Management, LLC
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	19.94%
Average Annual Total Returns, 5 Years [Percent]	11.17%
Average Annual Total Returns, 10 Years [Percent]	7.62%
Premier Solutions Standard (Series A-II) | NuveenSmallCapSelectFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	Nuveen Small Cap Select Fund - Class A*
Portfolio Company Adviser [Text Block]	Nuveen Fund Advisors, LLC.
Portfolio Company Subadviser [Text Block]	Nuveen Asset Management, LLC
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	17.30%
Average Annual Total Returns, 5 Years [Percent]	12.18%
Average Annual Total Returns, 10 Years [Percent]	8.05%
Premier Solutions Standard (Series A-II) | PioneerDisciplinedValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Pioneer Disciplined Value Fund - Class A
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	8.10%
Average Annual Total Returns, 5 Years [Percent]	11.45%
Average Annual Total Returns, 10 Years [Percent]	7.81%
Premier Solutions Standard (Series A-II) | PutnamHighYieldFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund High Yield Bond
Portfolio Company Name [Text Block]	Putnam High Yield Fund - Class A
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Putnam Investments Limited
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	11.94%
Average Annual Total Returns, 5 Years [Percent]	4.47%
Average Annual Total Returns, 10 Years [Percent]	3.59%
Premier Solutions Standard (Series A-II) | VirtusSeixTotalReturnBondFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	Virtus Seix Total Return Bond Fund - Class A
Portfolio Company Adviser [Text Block]	Virtus Fund Advisers, LLC
Portfolio Company Subadviser [Text Block]	Seix Investment Advisors
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	4.37%
Average Annual Total Returns, 5 Years [Percent]	0.98%
Average Annual Total Returns, 10 Years [Percent]	1.55%
Premier Solutions Standard (Series A-II) | ParticipantLoanMember
Prospectus:
Name of Benefit [Text Block]	Participant Loan
Purpose of Benefit [Text Block]	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.
Standard Benefit [Flag]	true
Standard Benefit Expense, Maximum [Dollars]	$ 50.00
Brief Restrictions / Limitations [Text Block]	•Must be permitted by the Code and the terms of the Plan.BenefitPurposeWhether Benefit Is Standard or OptionalMaximum FeeRestrictions/Limitations
Name of Benefit [Text Block]	Participant Loan
Operation of Benefit [Text Block]	Participant Loans During the Accumulation Period, a Participant under a Tax-sheltered Annuity plan may request a loan from his or her Participant Account, if permitted by the Plan. Loans from a Participant’s Account may not be available in all states or may be subject to restrictions. When you initiate a loan from your Participant Account, We deduct a loan set-up fee of $50. In addition, while your loan is outstanding, We deduct a $50 annual loan administration fee from your Participant Account on a quarterly basis. We deduct 25 percent of the annual fee on the last Valuation Day of each quarter, or from the proceeds of a full Surrender of your Participant Account. When you take a loan from your Participant Account, for record-keeping purposes, an amount equal to your loan, plus interest, is placed into a loan account. When you make loan repayments, the amount of the loan account decreases until your loan account is re-paid in full. You must pay back your loan according to the payment schedule set by the terms of your loan agreement. The loan agreement describes the terms, conditions, and any fees or charges of your loan. Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Account. The longer a loan is outstanding, the greater the impact on the Participant’s Account is likely to be. Also, if not repaid, the outstanding loan balance will reduce the death benefit otherwise payable to the Beneficiary.
Premier Solutions Standard (Series A-II) | SystemicWithdrawalOptionMember
Prospectus:
Name of Benefit [Text Block]	Systemic Withdrawal Option
Purpose of Benefit [Text Block]	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Limited to Participants who have terminated their employment with the Employer;•Duration of payments may not extend beyond the Participant’s life expectancy;•A Participant may not elect the Systemic Withdrawal Option if there is an outstanding Loan.
Name of Benefit [Text Block]	Systemic Withdrawal Option
Premier Solutions Standard (Series A-II) | Standard Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Death Benefit
Purpose of Benefit [Text Block]	If the participant dies during the Accumulation Period, then the type of death benefit paid depends on whether the participant died (a) before age 65, or (b) on or after age 65. If the participant died before age 65, a Minimum Death Benefit is payable to the Beneficiary, which is generally the greater of the greater of (a) the value of the Participant Account and (b) 100% of the Contributions to the Participant Account less prior Surrenders and outstanding Participant loans.If the participant dies on or after age 65, then the Contract pays a death benefit equal to the Participant Account Value, less any outstanding charges and loan balances.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	1.25%
Brief Restrictions / Limitations [Text Block]	•For Minimum Death Benefit, value of Participant account measured on date that all completed paperwork received for all states except IL. In IL, measured on date Due Proof of Death is received.•The deduction of advisory fees will reduce your death benefit.
Name of Benefit [Text Block]	Death Benefit
Operation of Benefit [Text Block]	Death Benefits Determination of the Beneficiary: The Beneficiary is the person or persons designated to receive payment of the death benefit upon the death of the Participant. If no designated Beneficiary remains living at the death of the Participant, the Participant’s estate is the Beneficiary. Death before the Annuity Commencement Date: • Death prior to age 65: If the Participant dies before the Annuity Commencement Date or the Participant’s attainment of age 65 (whichever comes first) the Minimum Death Benefit is payable to the Beneficiary. The Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. For Contracts purchased in Illinois, the Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. To the extent you have Related Contracts under your plan, we may take into consideration corresponding Participant Account values, Contributions, Surrenders, or loan indebtedness in calculating the Minimum Death Benefit. The value of a Participant’s Account on any Valuation Day before the Annuity Commencement Date will be reduced by any applicable Premium Taxes not already deducted. • Death on or after age 65: If the Participant dies before the Annuity Commencement Date but on or after the Participant’s 65th birthday, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices. For Contracts purchased in Illinois, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death at our Administrative Offices. Calculation of the death benefit: Except for Contracts purchased in Illinois, if the Participant dies before the Annuity Commencement Date, the death benefit will be calculated as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction. The death benefit remains invested in the Separate Account and/or General Account option according to your last instructions until the proceeds are paid or we receive new settlement instructions from the Beneficiary. During the time period between our receipt of Due Proof of Death and our receipt of the completed settlement instructions, the calculated death benefit will be subject to market fluctuations. Upon receipt of complete settlement instructions, we will calculate the payable amount. If the proceeds are taken in a single sum, payment will normally be made within seven days of our receipt of completed settlement instructions. You may apply the death benefit payment to any one of the Annuity payout options (See “Annuity Payout Options”) instead of receiving the death benefit payment in a single sum. An election to receive payment of death benefits under an Annuity payout option must be made before a lump sum settlement and within one year after the death by written notice to us at our Administrative Offices. Proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payouts will become operative unless the initial Annuity payout is at least $20 on either a variable or fixed basis, or $20 on each basis when a combination benefit is elected. The manner in which the Annuity payouts are determined and in which they may vary from month to month are the same as applicable to a Participant’s Account after retirement (See “Contract Value”). Death on or after the Annuity Commencement Date: If the Annuitant dies on or after the Annuity Commencement Date, there may be no payout at death unless the Annuitant has elected an Annuity payout option that permits the Beneficiary to elect to continue Annuity payouts or to receive the computed value.
Premier Solutions Standard (Series A-II) | Percent125Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	$ 9,198
Surrender Expense, 3 Years, Maximum [Dollars]	16,822
Surrender Expense, 5 Years, Maximum [Dollars]	24,481
Surrender Expense, 10 Years, Maximum [Dollars]	47,504
Annuitized Expense, 1 Year, Maximum [Dollars]	4,684
Annuitized Expense, 3 Years, Maximum [Dollars]	14,095
Annuitized Expense, 5 Years, Maximum [Dollars]	23,565
Annuitized Expense, 10 Years, Maximum [Dollars]	47,504
No Surrender Expense, 1 Year, Maximum [Dollars]	4,684
No Surrender Expense, 3 Years, Maximum [Dollars]	14,095
No Surrender Expense, 5 Years, Maximum [Dollars]	23,565
No Surrender Expense, 10 Years, Maximum [Dollars]	47,504
Premier Solutions Standard (Series A-II) | Percent105Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	9,003
Surrender Expense, 3 Years, Maximum [Dollars]	16,252
Surrender Expense, 5 Years, Maximum [Dollars]	23,552
Surrender Expense, 10 Years, Maximum [Dollars]	45,844
Annuitized Expense, 1 Year, Maximum [Dollars]	4,479
Annuitized Expense, 3 Years, Maximum [Dollars]	13,505
Annuitized Expense, 5 Years, Maximum [Dollars]	22,626
Annuitized Expense, 10 Years, Maximum [Dollars]	45,844
No Surrender Expense, 1 Year, Maximum [Dollars]	4,479
No Surrender Expense, 3 Years, Maximum [Dollars]	13,505
No Surrender Expense, 5 Years, Maximum [Dollars]	22,626
No Surrender Expense, 10 Years, Maximum [Dollars]	45,844
Premier Solutions Standard (Series A-II) | Percent085Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	8,808
Surrender Expense, 3 Years, Maximum [Dollars]	15,678
Surrender Expense, 5 Years, Maximum [Dollars]	22,615
Surrender Expense, 10 Years, Maximum [Dollars]	44,151
Annuitized Expense, 1 Year, Maximum [Dollars]	4,274
Annuitized Expense, 3 Years, Maximum [Dollars]	12,913
Annuitized Expense, 5 Years, Maximum [Dollars]	21,678
Annuitized Expense, 10 Years, Maximum [Dollars]	44,151
No Surrender Expense, 1 Year, Maximum [Dollars]	4,274
No Surrender Expense, 3 Years, Maximum [Dollars]	12,913
No Surrender Expense, 5 Years, Maximum [Dollars]	21,678
No Surrender Expense, 10 Years, Maximum [Dollars]	44,151
Premier Solutions Standard (Series A-II) | Percent075Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	8,711
Surrender Expense, 3 Years, Maximum [Dollars]	15,391
Surrender Expense, 5 Years, Maximum [Dollars]	22,143
Surrender Expense, 10 Years, Maximum [Dollars]	43,291
Annuitized Expense, 1 Year, Maximum [Dollars]	4,171
Annuitized Expense, 3 Years, Maximum [Dollars]	12,616
Annuitized Expense, 5 Years, Maximum [Dollars]	21,201
Annuitized Expense, 10 Years, Maximum [Dollars]	43,291
No Surrender Expense, 1 Year, Maximum [Dollars]	4,171
No Surrender Expense, 3 Years, Maximum [Dollars]	12,616
No Surrender Expense, 5 Years, Maximum [Dollars]	21,201
No Surrender Expense, 10 Years, Maximum [Dollars]	43,291
Premier Solutions Standard (Series A-II) | Percent065Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	8,614
Surrender Expense, 3 Years, Maximum [Dollars]	15,102
Surrender Expense, 5 Years, Maximum [Dollars]	21,670
Surrender Expense, 10 Years, Maximum [Dollars]	42,422
Annuitized Expense, 1 Year, Maximum [Dollars]	4,069
Annuitized Expense, 3 Years, Maximum [Dollars]	12,319
Annuitized Expense, 5 Years, Maximum [Dollars]	20,722
Annuitized Expense, 10 Years, Maximum [Dollars]	42,422
No Surrender Expense, 1 Year, Maximum [Dollars]	4,069
No Surrender Expense, 3 Years, Maximum [Dollars]	12,319
No Surrender Expense, 5 Years, Maximum [Dollars]	20,722
No Surrender Expense, 10 Years, Maximum [Dollars]	42,422
Premier Solutions Standard (Series A-II) | Percent050Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	8,468
Surrender Expense, 3 Years, Maximum [Dollars]	14,669
Surrender Expense, 5 Years, Maximum [Dollars]	20,955
Surrender Expense, 10 Years, Maximum [Dollars]	41,102
Annuitized Expense, 1 Year, Maximum [Dollars]	3,915
Annuitized Expense, 3 Years, Maximum [Dollars]	11,871
Annuitized Expense, 5 Years, Maximum [Dollars]	20,000
Annuitized Expense, 10 Years, Maximum [Dollars]	41,102
No Surrender Expense, 1 Year, Maximum [Dollars]	3,915
No Surrender Expense, 3 Years, Maximum [Dollars]	11,871
No Surrender Expense, 5 Years, Maximum [Dollars]	20,000
No Surrender Expense, 10 Years, Maximum [Dollars]	41,102
Premier Solutions Standard (Series A-II) | Percent035Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	8,321
Surrender Expense, 3 Years, Maximum [Dollars]	14,234
Surrender Expense, 5 Years, Maximum [Dollars]	20,236
Surrender Expense, 10 Years, Maximum [Dollars]	39,762
Annuitized Expense, 1 Year, Maximum [Dollars]	3,761
Annuitized Expense, 3 Years, Maximum [Dollars]	11,422
Annuitized Expense, 5 Years, Maximum [Dollars]	19,273
Annuitized Expense, 10 Years, Maximum [Dollars]	39,762
No Surrender Expense, 1 Year, Maximum [Dollars]	3,761
No Surrender Expense, 3 Years, Maximum [Dollars]	11,422
No Surrender Expense, 5 Years, Maximum [Dollars]	19,273
No Surrender Expense, 10 Years, Maximum [Dollars]	39,762
Premier Solutions Standard (Series A-II) | Percent015Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	8,127
Surrender Expense, 3 Years, Maximum [Dollars]	13,652
Surrender Expense, 5 Years, Maximum [Dollars]	19,271
Surrender Expense, 10 Years, Maximum [Dollars]	37,944
Annuitized Expense, 1 Year, Maximum [Dollars]	3,556
Annuitized Expense, 3 Years, Maximum [Dollars]	10,821
Annuitized Expense, 5 Years, Maximum [Dollars]	18,297
Annuitized Expense, 10 Years, Maximum [Dollars]	37,944
No Surrender Expense, 1 Year, Maximum [Dollars]	3,556
No Surrender Expense, 3 Years, Maximum [Dollars]	10,821
No Surrender Expense, 5 Years, Maximum [Dollars]	18,297
No Surrender Expense, 10 Years, Maximum [Dollars]	37,944
Premier Solutions Standard (Series A-II) | Percent000Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	7,981
Surrender Expense, 3 Years, Maximum [Dollars]	13,215
Surrender Expense, 5 Years, Maximum [Dollars]	18,541
Surrender Expense, 10 Years, Maximum [Dollars]	36,555
Annuitized Expense, 1 Year, Maximum [Dollars]	3,402
Annuitized Expense, 3 Years, Maximum [Dollars]	10,369
Annuitized Expense, 5 Years, Maximum [Dollars]	17,559
Annuitized Expense, 10 Years, Maximum [Dollars]	36,555
No Surrender Expense, 1 Year, Maximum [Dollars]	3,402
No Surrender Expense, 3 Years, Maximum [Dollars]	10,369
No Surrender Expense, 5 Years, Maximum [Dollars]	17,559
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 36,555
Premier Solutions Cornerstone (Series II)
Prospectus:
Fees and Expenses [Text Block]
FEES AND EXPENSES	LOCATION IN PROSPECTUS
Charges for Early Withdrawals
You do not pay a sales charge at the time you make a Contribution to your
Participant Account. But you may pay a Contingent Deferred Sales Charge
(“CDSC”) if you fully or partially surrender your Participant Account Value during the first five Contract Years. No CDSC applies in the sixth Contract
Year or later.

For example, if you made a withdrawal of $100,000.00 (a partial surrender)
from your Participant Account Value during your first Contract Year, you would pay a maximum CDSC of $5,000.00.
Contract Charges: Contingent Deferred Sales Charge
Transaction Charges
In addition to the Contingent Deferred Surrender Charge, you may be
charged for other transactions. These may include fees to set up and administer a Loan from your Participant Account Value, charges for Premium
Taxes that are imposed by a State or other government entity, or a Transfer
Fee for transfers among the Sub-Accounts that exceed twelve transfers in a
Contract Year.
Contract Charges: Loan Fees; Premium Taxes; and Transfer Fees
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year.
Please refer to your Contract specifications page for information about the specific fees you will pay each year.

The fees and expenses don’t reflect advisory fees that are paid to investment advisors from the Participant Account. If such charges were reflected, such fees and expenses would be higher.
				Fee Table: Participant Transaction Expenses; Annual Contract Expenses; Annual Underlying Funds Operating Expenses
	Annual Fee	Minimum	Maximum
	Base Contract[1]	0%	1.36%
	Investment options (Fund fees and expenses)[2]	0.30%	3.29%
	1 As a percentage of Total Value of Participant Accounts under the Contract. [2] As a percentage of Underlying Fund assets.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

Lowest Annual Cost: $1,414	Highest Annual Cost: $3,664
Assumes: Investment of $100,000 •5% annual appreciation •Least expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals	Assumes: Investment of $100,000 •5% annual appreciation •Most expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or
Other Plan or Participant Charges	Any plan-specific fees.	Fee Table: Participant Transaction Expenses

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals
You do not pay a sales charge at the time you make a Contribution to your
Participant Account. But you may pay a Contingent Deferred Sales Charge
(“CDSC”) if you fully or partially surrender your Participant Account Value during the first five Contract Years. No CDSC applies in the sixth Contract
Year or later.

For example, if you made a withdrawal of $100,000.00 (a partial surrender)
from your Participant Account Value during your first Contract Year, you would pay a maximum CDSC of $5,000.00.
Contract Charges: Contingent Deferred Sales Charge

Surrender Charge Phaseout Period, Years | yr	5
Surrender Charge Example Maximum [Dollars]	$ 5,000.00
Transaction Charges [Text Block]
Transaction Charges
In addition to the Contingent Deferred Surrender Charge, you may be
charged for other transactions. These may include fees to set up and administer a Loan from your Participant Account Value, charges for Premium
Taxes that are imposed by a State or other government entity, or a Transfer
Fee for transfers among the Sub-Accounts that exceed twelve transfers in a
Contract Year.
Contract Charges: Loan Fees; Premium Taxes; and Transfer Fees

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year.
Please refer to your Contract specifications page for information about the specific fees you will pay each year.

The fees and expenses don’t reflect advisory fees that are paid to investment advisors from the Participant Account. If such charges were reflected, such fees and expenses would be higher.
				Fee Table: Participant Transaction Expenses; Annual Contract Expenses; Annual Underlying Funds Operating Expenses
	Annual Fee	Minimum	Maximum
	Base Contract[1]	0%	1.36%
	Investment options (Fund fees and expenses)[2]	0.30%	3.29%
	1 As a percentage of Total Value of Participant Accounts under the Contract. [2] As a percentage of Underlying Fund assets.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

Lowest Annual Cost: $1,414	Highest Annual Cost: $3,664
Assumes: Investment of $100,000 •5% annual appreciation •Least expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals	Assumes: Investment of $100,000 •5% annual appreciation •Most expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or
Other Plan or Participant Charges	Any plan-specific fees.	Fee Table: Participant Transaction Expenses

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	0.00%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.36%
Base Contract (N-4) Footnotes [Text Block]	1 As a percentage of Total Value of Participant Accounts under the Contract.
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.30%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	3.29%
Investment Options Footnotes [Text Block]	2 As a percentage of Underlying Fund assets.
Lowest and Highest Annual Cost [Table Text Block]
Lowest Annual Cost: $1,414	Highest Annual Cost: $3,664
Assumes: Investment of $100,000 •5% annual appreciation •Least expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals	Assumes: Investment of $100,000 •5% annual appreciation •Most expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or
Other Plan or Participant Charges	Any plan-specific fees.	Fee Table: Participant Transaction Expenses

Lowest Annual Cost [Dollars]	$ 1,414
Highest Annual Cost [Dollars]	$ 3,664
Risks [Table Text Block]
RISKS		LOCATION IN PROSPECTUS
Risk of Loss	You can lose money by investing in this Contract, including loss of principal and prior credited earnings.	Principal Risks
Not a Short Term Investment
The Contract is designed as a long-term accumulation Investment for retirement savings. It is not designed for short term investment and is not appropriate for an investor who needs ready access to cash.
Principal Risks
Risks Associated with Investment Options
•An investment in this Contract is subject to the risk of poor investment performance of the Underlying Funds available under the Contract.
•Each Underlying Fund has its own unique risks.
•You should review the prospectus for each Underlying Fund before making an investment decision.
Principal Risks
Insurance Company Risks
Any obligations, guarantees, and benefits of the Contract are subject to the claims- paying ability of the Talcott Resolution. If Talcott Resolution experiences financial distress, it may not be able to meet its obligations to you.
More information about Talcott Resolution, including its financial strength ratings, is available upon request. You may make such request by calling 844-
804-8989 or visiting https://www.talcottresolution.com
Principal Risks

Investment Restrictions [Text Block]	Talcott may add or remove an Underlying Fund as an investment option under the Contract or to limit its availability to new Contributions or Transfers of Participant Account Value
Optional Benefit Restrictions [Text Block]	Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-account will apply only to amounts remaining in the Sub-accounts. A loan that is not repaid will also reduce the death benefit.If the Participant elects to pay third-party advisory fees out of the Contract, they may be subject to federal and state taxes, and a 10% federal tax penalty may apply if the Participant is under age 59 1∕2.
Tax Implications [Text Block]	•You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.•Because you purchase the Contract through a qualified retirement plan, it does not provide any additional tax benefit.•Earnings on your Contract are generally taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59 1∕2.
Investment Professional Compensation [Text Block]	Your registered representative may receive compensation in the form of commissions for selling this Contract to you. Such compensation may influence your registered representative to recommend this Contract over another investment.
Exchanges [Text Block]	Because this Contract is no longer available for sale, it should not be offered to you in exchange for another annuity contract that you own. But you should be aware, in general, that some investment professionals have a financial incentive
Item 4. Fee Table [Text Block]	Fee Table The following tables describe the fees and expenses that you, as a Participant, will pay when opening, holding and surrendering amounts from your Participant Account. Please contact your Plan Administrator for information about the specific fees you will pay each year under the Contract. Please note that there may be additional extra-contractual fees and charges that are not reflected in the Fee Tables, such as custodial or advisory fees that are plan and/or Participant specific, and if such costs were reflected, the cost would be higher. Depending on the type of charge, these may reduce your Participant Account Value and/or could have tax consequences. See the Section “Plan Related Expenses” under “Contract Charges” later in this Prospectus. The Contract may be available to third-party intermediaries who may charge you a fee for their services in addition to Contract fees and expenses. If you wish to pay these fees from your Covered Account Value, then the deduction will reduce the death benefit and may be subject to state and federal income taxes and a 10% federal penalty tax may apply if you are under age 59 1∕2. The first table describes the fees and expenses you will pay at the time you make contributions to, withdrawals from, request a Loan from, surrender you Participant Account value, or transfer Participant Account value between Sub-Accounts. State Premium Tax may also be deducted.Participant Transaction Expenses
Sales Load on Premium Payments	None
Maximum Surrender Charge (as a % of each premium payment withdrawn)(1)	5%
Transfer Processing Fee	After the first 12 transfers in a Contract Year, we may charge $5 for each additional transfer during that Contract Year. There is no fee for the first 12 transfers during a Contract Year.
Loan Set-up Fee	$50
The next table describes the fees that you will pay each year during the time that you hold Participant Account value under the Contract (not including Underlying Fund fees and expenses). Annual Contract Expenses
	Maximum Fee	Minimum Fee
Annual Maintenance Fee(2)	$30	$0.00
Base Contract Fee (as a percentage of average daily Sub-Account value)(3)	1.25%	0.00%
Annual Loan Administration Fee(4)	$50.00	$50.00
The next item shows the minimum and maximum total operating expenses charged by the Underlying Funds as of December 31, 2023 that you may pay periodically during the time that you participate in the Contract. A complete list of the Underlying Funds available under the Contract, including their annual expenses, may be found at the back of this Prospectus in Appendix A – Underlying Funds.
Annual Underlying Funds Operating Expenses	Minimum	Maximum
Expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses	0.30%	3.29%
_____________________________________________________________________________________________ (1)We do not deduct a charge for sales expenses from premiums at the time they are paid. However, We may deduct a surrender charge when a premium is withdrawn upon a surrender or partial surrender or applied to certain annuity options during the first five years following the payment of that premium. The surrender charge is calculated as a percentage of the premium payment being withdrawn or annuitized during the applicable Premium Year. The amount of the surrender charge decreases over time, measured from the date the premium payment is credited to the Contract. The surrender charge percentages are shown below.
Premium Years Since Payment of Premium	1	2	3	4	5	6+
Charge (%)	5	4	3	2	1	0
(2)The Annual Maintenance Fee is deducted from each Participant Account on a quarterly basis. The maximum Annual Maintenance Fee is $30.00. The current Annual Maintenance Fee varies with the Average Participant Account Value under the Contract. For Average Participant Account Values between $0 and $19,999.00, the Annual Maintenance Fee is $20.00, for Average Participant Account Values between $20,000.00 and 39,000.00, the Annual Maintenance Fee is $10.00 and for Average Participant Account Values over $40,000.00, the Annual Maintenance Fee is $0.(3)The Base Contract Fee consists of the Mortality and Expense Risk and Administrative Charge, which varies with the total value of Participant Accounts under the Contract. The Mortality and Expense Risk and Administrative Charge is either deducted daily (Method 1) or quarterly (Method 2), depending on which method is selected by your Employer.(4)This fee does not include an interest charged under the terms of the loan.
Transaction Expenses [Table Text Block]	Participant Transaction Expenses
Sales Load on Premium Payments	None
Maximum Surrender Charge (as a % of each premium payment withdrawn)(1)	5%
Transfer Processing Fee	After the first 12 transfers in a Contract Year, we may charge $5 for each additional transfer during that Contract Year. There is no fee for the first 12 transfers during a Contract Year.
Loan Set-up Fee	$50

Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	5.00%
Deferred Sales Load, Footnotes [Text Block]	We do not deduct a charge for sales expenses from premiums at the time they are paid. However, We may deduct a surrender charge when a premium is withdrawn upon a surrender or partial surrender or applied to certain annuity options during the first five years following the payment of that premium. The surrender charge is calculated as a percentage of the premium payment being withdrawn or annuitized during the applicable Premium Year. The amount of the surrender charge decreases over time, measured from the date the premium payment is credited to the Contract. The surrender charge percentages are shown below.
Premium Years Since Payment of Premium	1	2	3	4	5	6+
Charge (%)	5	4	3	2	1	0

Exchange Fee, Maximum [Dollars]	$ 5
Other Transaction Fee, Maximum [Dollars]	$ 50
Annual Contract Expenses [Table Text Block]	Annual Contract Expenses
	Maximum Fee	Minimum Fee
Annual Maintenance Fee(2)	$30	$0.00
Base Contract Fee (as a percentage of average daily Sub-Account value)(3)	1.25%	0.00%
Annual Loan Administration Fee(4)	$50.00	$50.00

Administrative Expense, Maximum [Dollars]	$ 30
Administrative Expense, Minimum [Dollars]	$ 0.00
Administrative Expense, Footnotes [Text Block]	The Annual Maintenance Fee is deducted from each Participant Account on a quarterly basis. The maximum Annual Maintenance Fee is $30.00. The current Annual Maintenance Fee varies with the Average Participant Account Value under the Contract. For Average Participant Account Values between $0 and $19,999.00, the Annual Maintenance Fee is $20.00, for Average Participant Account Values between $20,000.00 and 39,000.00, the Annual Maintenance Fee is $10.00 and for Average Participant Account Values over $40,000.00, the Annual Maintenance Fee is $0.
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.25%
Base Contract Expense (of Average Account Value), Minimum [Percent]	0.00%
Base Contract Expense, Footnotes [Text Block]	The Base Contract Fee consists of the Mortality and Expense Risk and Administrative Charge, which varies with the total value of Participant Accounts under the Contract. The Mortality and Expense Risk and Administrative Charge is either deducted daily (Method 1) or quarterly (Method 2), depending on which method is selected by your Employer.
Other Annual Expense, Maximum [Dollars]	$ 50.00
Other Annual Expense, Minimum [Dollars]	$ 50.00
Other Annual Expense, Footnotes [Text Block]	This fee does not include an interest charged under the terms of the loan.
Annual Portfolio Company Expenses [Table Text Block]
Annual Underlying Funds Operating Expenses	Minimum	Maximum
Expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses	0.30%	3.29%

Portfolio Company Expenses [Text Block]	Expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses
Portfolio Company Expenses Minimum [Percent]	0.30%
Portfolio Company Expenses Maximum [Percent]	3.29%
Item 5. Principal Risks [Table Text Block]	Principal Risks of Investing in the Contract Not a Short Term Investment Vehicle. The Contract is designed for retirement savings or other long-term purposes. It is not appropriate for investors who need ready access to cash. Risks Associated with Underlying Funds. The value of your investment and any returns will depend on the performance of the Underlying Fund(s) you select. You bear the risk of any decline in your Participant Account value resulting from the Underlying Fund(s)’ performance. Company’s Claims Paying Ability. Guarantees and benefits provided by the Talcott Resolution are subject to the financial strength and claims paying ability of the company. If the Talcott experiences financial difficulty, it may not be able to make guaranteed payments that exceed the assets in the Separate Account. Deduction of Third-Party Advisory Fees. Risks relating to the deduction of advisory fees will reduce your Participant Account Value and subject to state and federal income tax, as well as a 10% federal penalty tax if the Participant is under age 59 1/2. Limitations on Surrenders and Withdrawals. During the first five Contract Years we will deduct a Contingent Deferred Surrender Charge if you surrender or take a withdrawal from the Contract. You should purchase the Contract only if you have the ability to keep it in force for a substantial period of time. Contract Suspension. The Contract may be suspended where new Contributions and new Participant Accounts may be prohibited. Tax Consequences. Withdrawals are generally taxable as ordinary income. Withdrawals before age 59 1∕2 may be subject to a tax penalty. Cyber Security and Business Continuity Risk. Our business is highly dependent upon the effective operation of our computer systems and those of our business partners and service providers. Our business is therefore vulnerable to disruptions from utility outages and susceptible to operational and information security risks resulting from system failures and cybersecurity incidents. These risks include, among other things, the theft, misuse, corruption and destruction of electronic data, interference with or denial of service, attacks on systems or websites and other operational disruptions that could severely impede our ability to conduct our business and administer the Contract. Financial services companies and their third-party service providers are increasingly the targets of cyber-attacks involving the encryption of data (e.g., ransomware), disruptions in communications (e.g., denial of service), or unauthorized access to or release of personal or confidential information. In 2023, we were notified of a data security incident involving the MOVEit file transfer system used by numerous financial services companies. A third-party vendor uses that software on our behalf to, among other things, identify the deaths of insured persons and annuitants under life insurance policies and annuity contracts. We notified affected customers as required by law, and we continue to assess and investigate the overall impact of the incident. The techniques used to attack systems and networks change frequently, are becoming more sophisticated, and can originate from a wide variety of sources. The use of remote or flexible work arrangements, remote access tools, and mobile technology has expanded potential targets for cyber-attack. System failures and cybersecurity incidents may adversely affect you and/or your Contract. For instance, a cyber-attack may interfere with our ability to process Contract transactions or calculate Contract values, including Accumulation Unit values, or could result in the release of confidential customer information. Such events could also adversely affect us, as they may result in regulatory fines, financial losses and reputational damage. Cybersecurity incidents may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. Although we take efforts to protect our systems from cybersecurity incidents, there can be no assurance that we or our service providers or the underlying funds will be able to avoid cybersecurity incidents affecting Contract owners in the future. It is possible that a cybersecurity incident could persist for an extended period of time without detection. We are also exposed to risks related to natural and man-made disasters, and other severe events, such as storms, public health crises, terrorist acts, and military actions, any of which could adversely affect our business operations. While we have a business continuity plan and have taken precautions, we cannot assure you that severe events will not result in interruptions to our business operations, particularly if such events affect our computer systems or result in a significant number of our employees becoming unavailable. Interruptions to our business operations may impair our ability to effectively administer the Contract, including our ability to process orders and calculate Contract values. Additionally, our third-party service providers and other third-parties related to our business (such as financial intermediaries or underlying funds) are subject to similar risks. Successful implementation and execution of their business continuity policies and procedures are largely beyond our control. Disruptions to their business operations may impair our own business operations.Cybersecurity incidents may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. Although we take efforts to protect our systems from cybersecurity incidents, there can be no assurance that we or our service providers or the underlying funds will be able to avoid cybersecurity incidents affecting Contract owners in the future. It is possible that a cybersecurity incident could persist for an extended period of time without detection. We are also exposed to risks related to natural and man-made disasters, and other severe events, such as storms, public health crises, terrorist acts, and military actions, any of which could adversely affect our business operations. While we have a business continuity plan and have taken precautions, we cannot assure you that severe events will not result in interruptions to our business operations, particularly if such events affect our computer systems or result in a significant number of our employees becoming unavailable. Interruptions to our business operations may impair our ability to effectively administer the Contract, including our ability to process orders and calculate Contract values. Additionally, our third-party service providers and other third-parties related to our business (such as financial intermediaries or underlying funds) are subject to similar risks. Successful implementation and execution of their business continuity policies and procedures are largely beyond our control. Disruptions to their business operations may impair our own business operations.
Item 10. Benefits Available (N-4) [Text Block]	The above figures are simply to illustrate the calculation of a Variable Annuity and have no bearing on the actual historical record of any Separate Account.Benefits Available Under the Contract The following table summarizes information about the benefits under the Contract.
Benefit	Purpose	Whether Benefit Is Standard or Optional	Maximum Fee	Restrictions/ Limitations
Death Benefit
If the participant dies during
the Accumulation Period,
then the type of death benefit
paid depends on whether the
participant died (a) before
age 65, or (b) on or after
age 65. If the participant died
before age 65, a Minimum
Death Benefit is payable to
the Beneficiary, which is
generally the greater of the
greater of (a) the value of the
Participant Account and
(b) 100% of the
Contributions to the
Participant Account less prior
Surrenders and outstanding
Participant loans.
If the participant dies on or
after age 65, then the
Contract pays a death benefit
equal to the Participant
Account Value, less any
outstanding charges and loan
balances.
Standard
1.25% (Either
deducted via
Method 1 (daily
deduction as a
percentage of net
asset value of
each fund) or
Method 2
(quarterly
deduction as a
percentage of the
average daily
assets of Sub-
Accounts during
calendar quarter),
depending on
which method is
selected by your
Employer)

•For
Minimum
Death
Benefit,
value of
Participant
account
measured on
date that all
completed
paperwork
received for
all states
except IL. In
IL, measured
on date Due
Proof of
Death is
received.
•The
deduction of
advisory fees
will reduce
your death
benefit.

Participant Loan	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	Loan set-up fee of $50.00 and annual loan administration fee of $50.00.	•Must be permitted by the Code and the terms of the Plan.
Benefit	Purpose	Whether Benefit Is Standard or Optional	Maximum Fee	Restrictions/ Limitations
Systemic Withdrawal Option	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	None
•Limited to
Participants
who have
terminated
their
employment
with the
Employer;
•Duration of
payments
may not
extend
beyond the
Participant’s
life
expectancy;
•A Participant
may not
elect the
Systemic
Withdrawal
Option if
there is an
outstanding
Loan.

Benefits Available [Table Text Block]
Benefit	Purpose	Whether Benefit Is Standard or Optional	Maximum Fee	Restrictions/ Limitations
Death Benefit
If the participant dies during
the Accumulation Period,
then the type of death benefit
paid depends on whether the
participant died (a) before
age 65, or (b) on or after
age 65. If the participant died
before age 65, a Minimum
Death Benefit is payable to
the Beneficiary, which is
generally the greater of the
greater of (a) the value of the
Participant Account and
(b) 100% of the
Contributions to the
Participant Account less prior
Surrenders and outstanding
Participant loans.
If the participant dies on or
after age 65, then the
Contract pays a death benefit
equal to the Participant
Account Value, less any
outstanding charges and loan
balances.
Standard
1.25% (Either
deducted via
Method 1 (daily
deduction as a
percentage of net
asset value of
each fund) or
Method 2
(quarterly
deduction as a
percentage of the
average daily
assets of Sub-
Accounts during
calendar quarter),
depending on
which method is
selected by your
Employer)

•For
Minimum
Death
Benefit,
value of
Participant
account
measured on
date that all
completed
paperwork
received for
all states
except IL. In
IL, measured
on date Due
Proof of
Death is
received.
•The
deduction of
advisory fees
will reduce
your death
benefit.

Participant Loan	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	Loan set-up fee of $50.00 and annual loan administration fee of $50.00.	•Must be permitted by the Code and the terms of the Plan.
Benefit	Purpose	Whether Benefit Is Standard or Optional	Maximum Fee	Restrictions/ Limitations
Systemic Withdrawal Option	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	None
•Limited to
Participants
who have
terminated
their
employment
with the
Employer;
•Duration of
payments
may not
extend
beyond the
Participant’s
life
expectancy;
•A Participant
may not
elect the
Systemic
Withdrawal
Option if
there is an
outstanding
Loan.

Name of Benefit [Text Block]	Benefit
Purpose of Benefit [Text Block]	Purpose
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	Restrictions/Limitations
Name of Benefit [Text Block]	Benefit
Item 17. Portfolio Companies (N-4) [Text Block]	Appendix A – Underlying Funds The following is a list of the Underlying Funds currently available under the Contract. In the event more than one Underlying Funds were offered under the Contract, the Underlying Funds available to you may vary by Employer. In such an event, you should refer to your retirement plan documents for a list of Underlying Funds available to you. More information about the Underlying Fund is available in the prospectuses for the Fund, which may be amended from time to time and can be found online at https://plan.empower-retirement.com/plancloudws/fundprospectus. You can also request this information at no cost by calling (844) 804-8989 or sending an email request to participantservices@empower.com. The current expenses and performance information below reflect fees and expenses of the Underlying Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. The past performance of a Fund is not necessarily an indication of future performance.
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Value	AB Discovery Value Fund - Class A Adviser: AllianceBernstein L.P. Subadviser: N/A	1.10%	14.77%	10.57%	7.36%
US Fund Foreign Large Value	AB International Value Fund - Class A* (Closed to Contracts issued on or about 8/1/2011) Adviser: AllianceBernstein L.P. Subadviser: N/A	1.25%	15.23%	6.44%	2.33%
US Fund Foreign Large Growth	AB Sustainable International Thematic Fund - Class A (Closed to Contracts issued on or about 8/1/2012) Adviser: AllianceBernstein L.P. Subadviser: N/A	1.06%	13.09%	8.02%	3.89%
US Fund Large Value	AB Value Fund - Class A (Closed to Contracts issued on or about 5/3/2010) Adviser: AllianceBernstein L.P. Subadviser: N/A	0.97%	18.79%	11.37%	6.70%
US Fund Large Growth	Alger Capital Appreciation Institutional Fund - Class I Adviser: Fred Alger Management, LLC Subadviser: N/A	1.25%	42.88%	14.90%	12.14%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Growth	Alger Mid Cap Growth Institutional Fund - Class I* (Closed to Contracts issued on or about 8/1/2012) Adviser: Fred Alger Management, LLC Subadviser: N/A	1.24%	22.68%	12.04%	8.73%
US Fund Small Growth	Alger Small Cap Growth Institutional Fund - Class I Adviser: Fred Alger Management, LLC Subadviser: N/A	1.38%	14.83%	7.63%	6.72%
US Fund Moderate Allocation	Allspring Asset Allocation Fund - Class A* Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	1.12%	14.32%	8.19%	4.38%
US Fund Diversified Emerging Mkts	Allspring Emerging Markets Equity Fund - Class A* Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	1.43%	8.39%	3.34%	2.00%
US Fund Utilities	Allspring Utility and Telecommunications Fund - Class A* Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	1.04%	-5.19%	6.75%	6.95%
US Fund Intermediate Core Bond	American Century Diversified Bond Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	0.85%	5.04%	0.79%	1.30%
US Fund Large Value	American Century Equity Income Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	1.18%	3.64%	7.80%	7.72%
US Fund Large Growth	American Century Growth Fund - Class A* Adviser: American Century Investment Management Inc Subadviser: N/A	1.17%	42.91%	17.76%	13.23%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Value	American Century Mid Cap Value Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	1.23%	5.90%	10.76%	8.43%
US Fund Small Value	American Century Small Cap Value Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	1.34%	15.93%	14.24%	8.46%
US Fund Money Market - Taxable	American Century U.S. Government Money Market Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	0.71%	4.40%	1.44%	1.10%
US Fund Large Growth	American Funds AMCAP Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.99%	30.59%	11.73%	9.72%
US Fund Moderate Allocation	American Funds American Balanced Fund® - Class R3 (Closed to Contracts issued on or about 5/3/2010) Adviser: Capital Research and Management Company Subadviser: N/A	0.89%	13.61%	8.55%	7.18%
US Fund Large Value	American Funds American Mutual Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.91%	9.03%	10.36%	8.75%
US Fund Global Allocation	American Funds Capital Income Builder® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.92%	8.62%	6.78%	4.83%
US Fund Global Large- Stock Blend	American Funds Capital World Growth and Income FundSM - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	1.06%	20.42%	10.30%	6.89%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Growth	American Funds EuroPacific Growth Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	1.12%	15.29%	7.34%	4.22%
US Fund Large Blend	American Funds Fundamental Investors FundSM - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.93%	25.46%	13.13%	10.28%
US Fund Global Large- Stock Growth	American Funds New Perspective Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	1.07%	24.19%	13.16%	9.38%
US Fund Global Small/Mid Stock	American Funds SMALLCAP World Fund® - Class R3 (Closed to Contracts issued on or about 5/3/2010) Adviser: Capital Research and Management Company Subadviser: N/A	1.31%	18.53%	10.24%	7.33%
US Fund Intermediate Core Bond	American Funds The Bond Fund of America® - Class R3 (Closed to Contracts issued on or about 5/3/2010) Adviser: Capital Research and Management Company Subadviser: N/A	0.89%	4.42%	1.31%	1.65%
US Fund Large Growth	American Funds The Growth Fund of America® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.94%	36.76%	14.53%	11.48%
US Fund Moderately Aggressive Allocation	American Funds The Income Fund of America® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.91%	7.22%	7.71%	6.10%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	American Funds The Investment Company of America® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.91%	28.04%	13.72%	10.22%
US Fund Global Large- Stock Growth	American Funds The New Economy Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	1.06%	28.70%	11.04%	9.01%
US Fund Large Blend	American Funds Washington Mutual Investors Fund - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.92%	16.85%	12.89%	10.22%
US Fund Large Growth	Ave Maria Growth Fund Adviser: Schwartz Investment Counsel Inc Subadviser: N/A	0.91%	30.29%	14.38%	11.12%
US Fund Large Blend	Ave Maria Rising Dividend Fund Adviser: Schwartz Investment Counsel Inc Subadviser: N/A	0.91%	13.19%	12.79%	9.18%
US Fund Mid-Cap Blend	Ave Maria Value Fund Adviser: Schwartz Investment Counsel Inc Subadviser: N/A	0.94%	3.52%	11.55%	6.23%
US Fund Large Growth	BlackRock Advantage Large Cap Growth Fund - Investor A Shares* (Closed to Contracts issued on or about 8/1/2013) Adviser: BlackRock Advisors LLC Subadviser: N/A	0.87%	39.37%	17.02%	11.40%
US Fund Small Growth	BlackRock Advantage Small Cap Growth Fund - Investor A Shares* Adviser: BlackRock Advisors LLC Subadviser: N/A	0.75%	18.47%	10.23%	6.93%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	BlackRock Capital Appreciation Fund, Inc. - Investor A Shares Adviser: BlackRock Advisors LLC Subadviser: N/A	1.00%	48.85%	15.58%	12.37%
US Fund Large Value	BlackRock Equity Dividend Fund - Investor A Shares* Adviser: BlackRock Advisors LLC Subadviser: N/A	0.93%	12.37%	11.26%	8.76%
US Fund Global Allocation	BlackRock Global Allocation Fund, Inc. - Investor A Shares* Adviser: BlackRock Advisors LLC Subadviser: BlackRock International Limited; BlackRock (Singapore) Limited	1.09%	12.34%	7.29%	4.52%
US Fund Foreign Large Blend	BlackRock International Dividend Fund - Investor A Shares* Adviser: BlackRock Advisors LLC Subadviser: BlackRock International Limited	0.93%	15.36%	9.48%	3.42%
US Fund Target-Date 2025	BlackRock LifePath® Dynamic 2025 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited; BlackRock (Singapore) Limited	0.84%	12.87%	6.79%	5.23%
US Fund Target-Date 2030	BlackRock LifePath® Dynamic 2030 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited; BlackRock (Singapore) Limited	0.84%	14.97%	8.06%	6.00%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2035	BlackRock LifePath® Dynamic 2035 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited; BlackRock (Singapore) Limited	0.84%	17.00%	9.12%	6.62%
US Fund Target-Date 2040	BlackRock LifePath® Dynamic 2040 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited; BlackRock (Singapore) Limited	0.84%	18.90%	10.16%	7.20%
US Fund Target-Date 2045	BlackRock LifePath® Dynamic 2045 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited; BlackRock (Singapore) Limited	0.84%	20.72%	10.82%	7.54%
US Fund Target-Date 2050	BlackRock LifePath® Dynamic 2050 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited; BlackRock (Singapore) Limited	0.84%	21.69%	10.93%	7.63%
US Fund Target-Date 2055	BlackRock LifePath® Dynamic 2055 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited; BlackRock (Singapore) Limited	0.84%	21.77%	11.13%	7.70%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date Retirement	BlackRock LifePath® Dynamic Retirement Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited; BlackRock (Singapore) Limited	0.84%	12.00%	5.87%	4.45%
US Fund Mid-Cap Value	BlackRock Mid Cap Value Fund - Investor A Shares* Adviser: BlackRock Advisors LLC Subadviser: N/A	1.00%	12.29%	13.37%	8.31%
US Insurance Large Blend	BlackRock S&P 500 Index V.I. Fund - Class III Shares Adviser: BlackRock Advisors LLC Subadviser: N/A	0.39%	25.90%	15.26%	11.52%
US Fund Intermediate Core Bond	BNY Mellon Bond Market Index Fund - Investor Class* Adviser: BNY Mellon Investment Adviser, Inc Subadviser: N/A	0.40%	5.14%	0.65%	1.36%
US Fund Mid-Cap Blend	BNY Mellon Midcap Index Fund, Inc. - Investor Shares* (Closed to Contracts issued on or about 6/1/2014) Adviser: BNY Mellon Investment Adviser, Inc Subadviser: N/A	0.50%	15.89%	12.06%	8.76%
US Fund Large Blend	BNY Mellon S&P 500 Index Fund* Adviser: BNY Mellon Investment Adviser, Inc Subadviser: N/A	0.50%	25.68%	15.11%	11.48%
US Fund Small Blend	BNY Mellon Smallcap Stock Index Fund - Investor Shares* Adviser: BNY Mellon Investment Adviser, Inc Subadviser: N/A	0.50%	15.51%	10.54%	8.16%
US Fund Global Large- Stock Growth	Calamos Global Equity Fund - Class A* Adviser: Calamos Advisors LLC Subadviser: N/A	1.40%	24.28%	14.24%	8.74%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Growth	Calamos International Growth Fund - Class A* Adviser: Calamos Advisors LLC Subadviser: N/A	1.20%	15.05%	9.74%	4.67%
US Fund Intermediate Core-Plus Bond	Calvert Bond Fund - Class A* (Closed to Contracts issued on or about 8/1/2012) Adviser: Calvert Research and Management Subadviser: N/A	0.73%	7.30%	1.83%	2.28%
US Fund Large Growth	Calvert Equity Fund - Class A Adviser: Calvert Research and Management Subadviser: Atlanta Capital Management Company,LLC	0.91%	17.93%	16.27%	12.70%
US Fund Corporate Bond	Calvert Income Fund - Class A (Closed to Contracts issued on or about 9/30/2011) Adviser: Calvert Research and Management Subadviser: N/A	0.93%	8.54%	2.97%	2.69%
US Fund Large Blend	ClearBridge Growth Fund - Class FI (Formerly Clearbridge Aggressive Growth Fund - Class FI; Closed to Contracts issued on or about 5/3/2010) Adviser: Franklin Templeton Fund Adviser, LLC Subadviser: ClearBridge Investments, LLC	1.07%	23.78%	8.05%	6.02%
US Fund Large Blend	ClearBridge Appreciation Fund - Class A Adviser: Franklin Templeton Fund Adviser, LLC Subadviser: ClearBridge Investments, LLC	0.93%	19.45%	13.90%	10.63%
US Fund Mid-Cap Blend	ClearBridge Mid Cap Fund - Class A Adviser: Franklin Templeton Fund Adviser, LLC Subadviser: ClearBridge Investments, LLC	1.17%	13.46%	10.95%	7.03%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Growth	ClearBridge Small Cap Growth Fund - Class A Adviser: Franklin Templeton Fund Adviser, LLC Subadviser: ClearBridge Investments, LLC	1.18%	8.63%	9.22%	7.72%
US Fund Small Growth	ClearBridge Small Cap Growth Fund - Class FI (Closed to Contracts issued on or about 4/30/2012) Adviser: Franklin Templeton Fund Adviser, LLC Subadviser: ClearBridge Investments, LLC	1.24%	8.60%	9.19%	7.71%
US Fund Large Value	ClearBridge Value Trust - Class FI* (Closed to Contracts issued on or about 5/3/2010) Adviser: Franklin Templeton Fund Adviser, LLC Subadviser: ClearBridge Investments, LLC	1.15%	19.21%	15.01%	9.44%
US Fund Mid-Cap Growth	Columbia Acorn® Fund - Class A Adviser: Columbia Wanger Asset Management LLC Subadviser: N/A	1.08%	21.59%	7.32%	6.23%
US Fund Large Blend	Columbia Contrarian Core Fund - Class A* Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	0.97%	31.75%	16.50%	11.49%
US Fund Large Growth	Columbia Large Cap Growth Fund - Class A Adviser: Columbia Management Investment Advisers Subadviser: N/A	1.00%	43.52%	17.94%	13.31%
US Fund Large Growth	Columbia Large Cap Growth Opportunity Fund - Class A* (Closed to Contracts issued on or about 8/1/2012) Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	1.05%	31.26%	15.98%	11.51%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	Columbia Large Cap Value Fund - Advisor Class* (Closed to Contracts issued on or about 12/31/2010) Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	0.72%	9.85%	12.20%	8.83%
US Fund Mid-Cap Value	Columbia Select Mid Cap Value Fund - Advisor Class* (Effective 7/20/2020,the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	0.88%	10.50%	13.29%	8.42%
US Fund Mid-Cap Value	Columbia Select Mid Cap Value Fund - Class A* Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	1.13%	10.25%	12.99%	8.14%
US Fund Small Value	Columbia Select Small Cap Value Fund - Advisor Class* Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	1.01%	12.64%	10.45%	6.33%
US Fund Technology	Columbia Seligman Global Technology Fund - Class A* (Closed to Contracts issued on or about 5/3/2010) Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	1.27%	45.15%	25.49%	19.80%
US Fund Small Value	Columbia Small Cap Value Fund I - Class A Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	1.24%	21.36%	13.19%	8.21%
US Fund Large Blend	Davis New York Venture Fund - Class A Adviser: Davis Selected Advisers LP Subadviser: Davis Selected Advisers (New York) Inc	0.92%	30.00%	11.97%	8.70%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	Davis Opportunity Fund - Class A (Closed to Contracts issued on or about 5/3/2010) Adviser: Davis Selected Advisers LP Subadviser: Davis Selected Advisers (New York) Inc	0.93%	22.12%	13.16%	9.87%
US Fund Intermediate Core-Plus Bond	Delaware Diversified Income Fund - Class A* Adviser: Delaware Management Company Subadviser: Macquarie Investment Management Global Limited; Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited	0.70%	6.40%	2.06%	2.06%
US Fund Long-Term Bond	Delaware Extended Duration Bond Fund - Class A* Adviser: Delaware Management Company Subadviser: Macquarie Investment Management Global Limited; Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited	0.82%	9.36%	2.22%	3.12%
US Fund Global Allocation	Delaware Ivy Asset Strategy Fund - Class Y (Closed to Contracts issued on or about 8/1/2012) Adviser: Delaware Management Company Subadviser: Macquarie Investment Management Global Limited; Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited	1.12%	15.61%	9.48%	3.78%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	Delaware Ivy Large Cap Growth Fund - Class Y* Adviser: Delaware Management Company Subadviser: Macquarie Investment Management Global Limited	0.89%	37.83%	18.49%	14.02%
US Fund Natural Resources	Delaware Ivy Natural Resources Fund - Class Y* (Closed to Contracts issued on or about 8/1/2012) Adviser: Delaware Management Company Subadviser: Macquarie Investment Management Global Limited	1.36%	1.27%	7.79%	-0.38%
US Fund Technology	Delaware Ivy Science & Technology Fund - Class Y (Closed to Contracts issued on or about 8/1/2012) Adviser: Delaware Management Company Subadviser: Macquarie Investment Management Global Limited	1.24%	40.63%	17.53%	11.26%
US Fund Large Growth	DWS Capital Growth Fund - Class A Adviser: DWS Investment Management Americas, Inc. Subadviser: N/A	0.92%	38.17%	17.05%	13.05%
US Fund Foreign Large Growth	DWS International Growth Fund - Class A* Adviser: DWS Investment Management Americas, Inc. Subadviser: N/A	1.17%	15.44%	7.09%	3.47%
US Fund Mid-Cap Blend	Eaton Vance Atlanta Capital SMID-Cap Fund - Class A Adviser: Eaton Vance Management Subadviser: Atlanta Capital Management Company,LLC	1.14%	13.72%	13.41%	10.88%
US Fund Moderate Allocation	Eaton Vance Balanced Fund - Class A Adviser: Eaton Vance Management Subadviser: N/A	0.97%	16.05%	9.53%	7.36%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund High Yield Bond	Eaton Vance Income Fund of Boston - Class A* Adviser: Boston Management and Research Subadviser: Eaton Vance Advisers International Ltd.	1.00%	11.77%	5.15%	4.13%
US Fund Large Value	Eaton Vance Large-Cap Value Fund - Class A Adviser: Boston Management and Research Subadviser: N/A	1.02%	7.92%	11.59%	8.33%
US Fund Small Value	Federated Hermes Clover Small Value Fund - Class A* Adviser: Federated Equity Mgmt Co. Of Penn Subadviser: N/A	1.14%	10.42%	11.36%	6.67%
US Fund Large Value	Federated Hermes Equity Income Fund, Inc. - Class A* (Closed to Contracts issued on or about 5/3/2010) Adviser: Federated Equity Mgmt Co. Of Penn Subadviser: N/A	1.12%	9.05%	9.38%	6.02%
US Fund Intermediate Government	Federated Hermes Fund for U.S. Government Securities - Class A* (Closed to Contracts issued on or about 5/3/2010) Adviser: Federated Investment Management Company Subadviser: N/A	0.97%	4.20%	-0.31%	0.72%
US Fund Global Allocation	Federated Hermes Global Allocation Fund - Class A* (Closed to Contracts issued on or about 5/3/2010) Adviser: Federated Global Investment Management Corp;Federated Investment Management Company; Subadviser: N/A	1.15%	11.23%	6.26%	4.02%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Blend	Federated Hermes International Leaders Fund - Class A* (Closed to Contracts issued on or about 5/3/2010) Adviser: Federated Global Investment Management Corp Subadviser: N/A	1.09%	16.99%	10.27%	4.12%
US Fund Mid-Cap Growth	Federated Hermes Kaufmann Fund - Class R* (Closed to Contracts issued on or about 5/3/2010) Adviser: Federated Equity Management Company Of Pennsylvania Subadviser: Federated Global Investment Management Corp	1.97%	14.87%	6.99%	8.26%
US Fund Mid-Cap Growth	Federated Hermes MDT Mid Cap Growth Fund - Class A* (Closed to Contracts issued on or about 5/3/2010) Adviser: Federated MDTA LLC Subadviser: N/A	1.15%	27.05%	15.26%	11.26%
US Fund High Yield Bond	Federated Hermes Sustainable High Yield Bond Fund - Class A* (Closed to Contracts issued on or about 5/3/2010) Adviser: Federated Investment Management Company Subadviser: Hermes Investment Management Ltd	0.90%	12.42%	4.69%	3.91%
US Fund Intermediate Core-Plus Bond	Federated Hermes Total Return Bond Fund - Class A* (Closed to Contracts issued on or about 5/3/2010) Adviser: Federated Investment Management Company Subadviser: N/A	0.94%	4.59%	1.53%	1.83%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	Fidelity Advisor® Leveraged Company Stock Fund - Class M (Closed to Contracts issued on or about 8/1/2012) Adviser: Fidelity Management & Research Company LLC Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	1.27%	25.49%	14.73%	7.67%
US Fund Large Growth	Fidelity Advisor® Stock Selector All Cap Fund - Class M (Closed to Contracts issued on or about 8/1/2012) Adviser: Fidelity Management & Research Company LLC Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	0.98%	26.31%	7.02%	10.59%
US Fund Moderately Conservative Allocation	Franklin Conservative Allocation Fund - Class A Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.84%	18.46%	10.06%	7.39%
US Fund Moderately Aggressive Allocation	Franklin Growth Allocation Fund - Class A Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.85%	11.11%	8.40%	6.16%
US Fund Large Growth	Franklin Growth Fund - Class A Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.80%	20.64%	13.70%	11.45%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund High Yield Bond	Franklin High Income Fund - Class A1* Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.76%	9.75%	4.91%	3.40%
US Fund Moderate Allocation	Franklin Income Fund - Class A1* Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.61%	4.48%	6.91%	4.82%
US Fund Moderate Allocation	Franklin Moderate Allocation Fund - Class A Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.84%	8.10%	6.08%	4.65%
US Fund Global Large- Stock Value	Franklin Mutual Beacon Fund - Class A (Closed to Contracts issued on or about 8/1/2012) Adviser: Franklin Mutual Advisers, LLC Subadviser: N/A	1.02%	8.82%	7.40%	5.93%
US Fund Global Large- Stock Value	Franklin Mutual Global Discovery Fund - Class A* Adviser: Franklin Mutual Advisers, LLC Subadviser: N/A	1.21%	20.27%	10.11%	6.04%
US Fund Aggressive Allocation	Franklin Mutual Shares Fund - Class A Adviser: Franklin Mutual Advisers, LLC Subadviser: N/A	1.00%	20.01%	8.94%	5.79%
US Fund Small Value	Franklin Small Cap Value Fund - Class A* (Closed to Contracts issued on or about 5/27/2021) Adviser: Franklin Mutual Advisers, LLC Subadviser: N/A	0.98%	3.57%	9.85%	-0.39%
US Fund Multisector Bond	Franklin Strategic Income Fund - Class A* Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.93%	20.19%	12.48%	8.66%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core-Plus Bond	Franklin Total Return Fund - Class A* Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.89%	4.39%	1.27%	1.38%
US Fund Intermediate Government	Franklin U.S. Government Securities Fund - Class A1* (Closed to Contracts issued on or about 5/3/2010) Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.75%	4.37%	0.00%	0.69%
US Fund Large Growth	Frost Growth Equity Fund - Investor Class Adviser: Frost Investment Advisors, LLC Subadviser: N/A	0.88%	44.87%	16.82%	13.34%
US Fund Moderate Allocation	George Putnam Balanced Fund - Class A (Closed to Contracts issued on or about 5/3/2010) Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited	0.96%	19.92%	10.47%	8.01%
US Fund Intermediate Core Bond	Goldman Sachs Core Fixed Income Fund - Class A* (Closed to Contracts issued on or about 5/3/2010) Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	0.72%	5.99%	1.26%	1.65%
US Fund Large Value	Goldman Sachs Equity Income Fund - Class A* (Closed to Contracts issued on or about 5/3/2010) Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	0.99%	8.13%	10.23%	7.50%
US Fund Intermediate Government	Goldman Sachs Government Income Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	0.82%	4.28%	-0.07%	0.71%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund High Yield Bond	Goldman Sachs High Yield Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	0.98%	12.10%	4.21%	3.18%
US Fund Moderately Conservative Allocation	Goldman Sachs Income Builder Fund - Class A* (Closed to Contracts issued on or about 5/3/2010) Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	0.81%	10.43%	7.61%	4.92%
US Fund Foreign Large Blend	Goldman Sachs International Equity ESG Fund - Class A* (Closed to Contracts issued on or about 5/3/2010) Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.18%	15.46%	11.64%	4.78%
US Fund Large Blend	Goldman Sachs Large Cap Core Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.01%	26.49%	15.45%	11.99%
US Fund Large Value	Goldman Sachs Large Cap Value Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.01%	12.74%	11.20%	7.28%
US Fund Mid-Cap Growth	Goldman Sachs Mid Cap Growth Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.16%	18.82%	13.46%	9.11%
US Fund Mid-Cap Blend	Goldman Sachs Mid Cap Value Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.18%	11.45%	13.11%	7.77%
US Fund Small Blend	Goldman Sachs Small Cap Value Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.25%	11.03%	8.25%	5.94%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	Goldman Sachs Strategic Growth Fund - Class A* (Closed to Contracts issued on or about 5/3/2010) Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.03%	41.66%	17.19%	12.84%
US Fund Large Blend	Goldman Sachs U.S. Equity Insights Fund - Class A* (Closed to Contracts issued on or about 5/3/2010) Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	0.92%	23.11%	13.55%	10.60%
US Fund Moderately Conservative Allocation	Hartford AARP Balanced Retirement Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.11%	5.33%	4.41%	3.15%
US Fund Moderate Allocation	Hartford Balanced HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.91%	14.50%	9.99%	7.34%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Moderately Conservative Allocation	Hartford Balanced Income Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.95%	7.55%	6.52%	5.62%
US Fund Large Blend	Hartford Capital Appreciation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company	1.10%	18.90%	12.07%	8.73%
US Fund Large Blend	Hartford Capital Appreciation Fund - Class R5 (Closed to Contracts issued on or about 5/1/2009) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company	0.81%	19.25%	12.41%	9.05%
US Fund Moderate Allocation	Hartford Checks and Balances Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: N/A	0.98%	12.99%	9.04%	7.02%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Moderately Conservative Allocation	Hartford Conservative Allocation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: N/A	1.14%	9.61%	4.28%	2.76%
US Fund Moderately Conservative Allocation	Hartford Conservative Allocation Fund - Class R5 (Closed to Contracts issued on or about 5/1/2009) Adviser: Hartford Funds Management Company, LLC Subadviser: N/A	0.84%	10.03%	4.61%	3.07%
US Fund Large Blend	Hartford Disciplined Equity HLS Fund - Class IB (Closed to Contracts issued on or about 6/13/2008) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.84%	20.95%	14.03%	11.56%
US Fund Large Value	Hartford Dividend and Growth Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company	1.05%	13.72%	13.23%	10.10%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	Hartford Dividend and Growth HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.90%	13.89%	13.44%	10.31%
US Fund Large Value	Hartford Equity Income Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company	1.06%	6.90%	11.73%	8.86%
US Fund Global Small/Mid Stock	Hartford Global Impact Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.11%	12.92%	10.06%	8.83%
US Fund Moderately Aggressive Allocation	Hartford Growth Allocation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Whitefoord LLP	1.09%	14.95%	8.53%	5.48%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Moderately Aggressive Allocation	Hartford Growth Allocation Fund - Class R5 (Closed to Contracts issued on or about 5/3/2010) Adviser: Hartford Funds Management Company, LLC Subadviser: Whitefoord LLP	0.77%	15.38%	8.87%	5.80%
US Fund Large Growth	Hartford Growth Opportunities Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company	1.14%	40.56%	14.77%	12.36%
US Fund High Yield Bond	Hartford High Yield Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company	0.97%	12.58%	5.05%	3.88%
US Fund Inflation- Protected Bond	Hartford Inflation Plus Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company	0.89%	4.73%	3.07%	1.85%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Blend	Hartford International Equity Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.96%	14.89%	6.65%	3.68%
US Fund Foreign Large Blend	Hartford International Opportunities Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.11%	11.44%	8.11%	3.77%
US Fund Foreign Large Blend	Hartford International Opportunities HLS Fund - Class IB Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.01%	11.45%	8.20%	3.98%
US Fund Mid-Cap Growth	Hartford Midcap Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company	1.16%	14.37%	9.30%	8.36%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Value	Hartford MidCap Value Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company	1.18%	15.75%	12.20%	7.38%
US Fund Moderate Allocation	Hartford Moderate Allocation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: N/A	1.07%	12.51%	6.55%	4.23%
US Fund Moderate Allocation	Hartford Moderate Allocation Fund - Class R5 (Closed to Contracts issued on or about 5/3/2010) Adviser: Hartford Funds Management Company, LLC Subadviser: N/A	0.77%	12.91%	6.87%	4.55%
US Fund Small Growth	Hartford Small Company Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company	1.31%	16.06%	11.08%	7.27%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Growth	Hartford Small Company HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.05%	16.46%	11.51%	7.53%
US Fund Large Blend	Hartford Stock HLS Fund - Class IB Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.76%	7.45%	13.15%	10.41%
US Fund Intermediate Core-Plus Bond	Hartford Total Return Bond Fund - Class R4 (Closed to Contracts issued on or about 8/1/2012) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company	0.74%	6.60%	1.53%	1.91%
US Fund Intermediate Core-Plus Bond	Hartford Total Return Bond Fund - Class R5 (Closed to Contracts issued on or about 5/3/2010) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company	0.44%	6.90%	1.88%	2.23%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core-Plus Bond	Hartford Total Return Bond HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.75%	6.69%	1.59%	2.07%
US Fund Large Growth	Invesco American Franchise Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.99%	40.91%	16.07%	11.56%
US Fund Large Value	Invesco Comstock Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.82%	12.24%	13.41%	8.90%
US Fund Diversified Emerging Mkts	Invesco Developing Markets Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.26%	11.17%	2.26%	1.48%
US Fund Mid-Cap Growth	Invesco Discovery Mid Cap Growth Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.04%	12.96%	12.49%	9.41%
US Fund Large Value	Invesco Dividend Income Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.93%	7.02%	8.80%	7.88%
US Fund Moderately Aggressive Allocation	Invesco Equity and Income Fund - Class A* Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.78%	9.99%	9.61%	6.84%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Diversified Emerging Mkts	Invesco EQV Emerging Markets All Cap Fund - Class A* Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.34%	8.81%	4.87%	2.38%
US Fund Foreign Large Growth	Invesco EQV International Equity Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.27%	17.53%	7.95%	3.91%
US Fund Global Large- Stock Blend	Invesco Global Core Equity Fund - Class A (Closed to Contracts issued on or about 8/1/2011) Adviser: Invesco Advisers, Inc. Subadviser: Invesco Asset Management Ltd	1.23%	21.79%	8.98%	5.35%
US Fund Global Large- Stock Growth	Invesco Global Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.06%	34.03%	11.99%	8.22%
US Fund Global Bond	Invesco Global Strategic Income Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.05%	8.65%	1.20%	1.37%
US Fund Equity Precious Metals	Invesco Gold & Special Minerals Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.06%	6.36%	11.34%	5.35%
US Fund Large Value	Invesco Growth and Income Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.79%	12.56%	11.79%	8.23%
US Fund Global Bond	Invesco International Bond Fund - Class A* Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.05%	8.25%	0.03%	0.69%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Growth	Invesco International Diversified Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.27%	15.43%	6.11%	3.74%
US Fund Large Blend	Invesco Main Street All Cap Fund® - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.06%	25.93%	15.28%	9.44%
US Fund Large Blend	Invesco Main Street Fund® - Class A (Closed to Contracts issued on or about 5/3/2010) Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.80%	23.07%	13.60%	9.95%
US Fund Mid-Cap Blend	Invesco Main Street Mid Cap Fund® - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.06%	14.48%	11.71%	7.54%
US Fund Foreign Large Growth	Invesco Oppenheimer International Growth Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.10%	20.76%	8.76%	3.78%
US Fund Intermediate Government	Invesco Quality Income Fund - Class A (Closed to Contracts issued on or about 8/1/2012) Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.85%	5.25%	0.23%	1.30%
US Fund Real Estate	Invesco Real Estate Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: Invesco Asset Management Ltd	1.24%	8.75%	5.62%	6.37%
US Fund Large Blend	Invesco Rising Dividends Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.99%	17.60%	13.82%	9.16%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Blend	Invesco Small Cap Equity Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.26%	15.96%	12.15%	6.30%
US Fund Small Growth	Invesco Small Cap Growth Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.16%	12.66%	8.73%	7.35%
US Fund Small Value	Invesco Small Cap Value Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.10%	22.91%	20.69%	10.09%
US Fund Mid-Cap Value	Invesco Value Opportunities Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.09%	15.15%	16.74%	8.67%
US Fund Moderate Allocation	Janus Henderson Balanced Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	1.07%	14.98%	9.18%	7.56%
US Fund Mid-Cap Growth	Janus Henderson Enterprise Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	1.16%	17.51%	13.16%	11.48%
US Fund Large Growth	Janus Henderson Forty Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	0.98%	39.34%	16.37%	13.16%
US Fund Mid-Cap Value	Janus Henderson Mid Cap Value Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	0.99%	10.92%	9.79%	6.82%
US Fund Foreign Large Blend	Janus Henderson Overseas Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	1.29%	10.52%	10.79%	3.00%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core Bond	JPMorgan Core Bond Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.75%	5.42%	1.16%	1.69%
US Fund Large Growth	JPMorgan Large Cap Growth Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.94%	34.28%	20.59%	15.11%
US Fund Small Growth	JPMorgan Small Cap Growth Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	1.24%	13.85%	9.54%	8.35%
US Fund Small Value	JPMorgan Small Cap Value Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	1.19%	12.77%	10.12%	5.93%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2020	JPMorgan SmartRetirement®2020 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.75%	11.55%	5.15%	4.41%
US Fund Target-Date 2025	JPMorgan SmartRetirement®2025 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.78%	13.03%	6.29%	5.10%
US Fund Target-Date 2030	JPMorgan SmartRetirement®2030 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.79%	15.11%	7.40%	5.75%
US Fund Target-Date 2035	JPMorgan SmartRetirement®2035 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.83%	17.03%	8.84%	6.48%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2040	JPMorgan SmartRetirement®2040 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.84%	18.44%	9.73%	6.98%
US Fund Target-Date 2045	JPMorgan SmartRetirement®2045 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.85%	19.52%	10.36%	7.28%
US Fund Target-Date 2050	JPMorgan SmartRetirement®2050 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.85%	19.86%	10.39%	7.28%
US Fund Target-Date 2055	JPMorgan SmartRetirement®2055 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.85%	19.85%	10.40%	7.30%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2060	JPMorgan SmartRetirement®2060 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.84%	19.78%	10.40%	8.58%
US Fund Target-Date Retirement	JPMorgan SmartRetirement® Income Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.69%	11.62%	4.85%	3.83%
US Fund Large Blend	JPMorgan U.S. Equity Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.94%	26.71%	16.84%	12.02%
US Fund Money Market - Taxable	JPMorgan U.S. Government Money Market Fund - Reserve Class (Closed to Contracts issued on or about 5/2/2016) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.69%	4.48%	1.46%	0.88%
US Fund Large Growth	LKCM Aquinas Catholic Equity Fund* Adviser: Luther King Capital Management Corporation Subadviser: N/A	1.00%	14.07%	13.78%	8.72%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Multisector Bond	Loomis Sayles Bond Fund - Class ADM* Adviser: Loomis, Sayles & Company LP Subadviser: N/A	1.14%	7.50%	1.66%	1.59%
US Fund Large Value	Lord Abbett Affiliated Fund, Inc. - Class A (Closed to Contracts issued on or about 8/1/2012) Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.72%	10.20%	9.50%	7.81%
US Fund Multisector Bond	Lord Abbett Bond- Debenture Fund, Inc. - Class A (Closed to Contracts issued on or about 5/3/2010) Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.78%	6.70%	3.34%	3.61%
US Fund Small Growth	Lord Abbett Developing Growth Fund - Class A (Closed to Contracts issued on or about 1/15/2012) Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.94%	8.37%	9.28%	6.82%
US Fund Large Blend	Lord Abbett Dividend Growth Fund - Class A (Closed to Contracts issued on or about 5/3/2010) Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.92%	15.86%	13.27%	10.19%
US Fund Large Value	Lord Abbett Fundamental Equity Fund - Class A Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.96%	12.91%	10.94%	7.58%
US Fund Mid-Cap Growth	Lord Abbett Growth Opportunities Fund - Class A Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.96%	10.48%	9.04%	7.24%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Blend	Lord Abbett International Equity Fund - Class A Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.97%	11.45%	7.72%	2.54%
US Fund Intermediate Core-Plus Bond	Lord Abbett Total Return Fund - Class A Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.65%	5.93%	1.23%	1.83%
US Fund Mid-Cap Blend	Lord Abbett Value Opportunities Fund - Class A Adviser: Lord, Abbett & Co LLC Subadviser: N/A	1.16%	15.94%	10.67%	7.05%
US Fund Large Blend	Massachusetts Investors Trust - Class R3 Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.71%	19.16%	13.73%	10.41%
US Fund Target-Date 2020	MassMutual RetireSMART by JPMorgan 2020 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.92%	10.94%	5.29%	4.16%
US Fund Target-Date 2020	MassMutual RetireSMART by JPMorgan 2020 Fund - Class SVC* (Closed to Contracts issued on or about 5/1/2014) Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.67%	11.23%	5.54%	4.42%
US Fund Target-Date 2025	MassMutual RetireSMART by JPMorgan 2025 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.92%	12.23%	6.51%	4.92%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2025	MassMutual RetireSMART by JPMorgan 2025 Fund - Class SVC* (Closed to Contracts issued on or about 5/1/2014) Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.67%	12.52%	6.79%	5.19%
US Fund Target-Date 2030	MassMutual RetireSMART by JPMorgan 2030 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.96%	13.89%	7.55%	5.47%
US Fund Target-Date 2030	MassMutual RetireSMART by JPMorgan 2030 Fund - Class SVC* (Closed to Contracts issued on or about 5/1/2014) Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.71%	14.15%	7.83%	5.75%
US Fund Target-Date 2035	MassMutual RetireSMART by JPMorgan 2035 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.99%	16.21%	8.58%	5.98%
US Fund Target-Date 2035	MassMutual RetireSMART by JPMorgan 2035 Fund - Class SVC* (Closed to Contracts issued on or about 5/1/2014) Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.74%	16.36%	8.84%	6.25%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2040	MassMutual RetireSMART by JPMorgan 2040 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.99%	17.56%	9.44%	6.36%
US Fund Target-Date 2040	MassMutual RetireSMART by JPMorgan 2040 Fund - Class SVC* (Closed to Contracts issued on or about 5/1/2014) Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.74%	17.93%	9.73%	6.63%
US Fund Target-Date 2045	MassMutual RetireSMART by JPMorgan 2045 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.98%	18.48%	10.10%	6.68%
US Fund Target-Date 2045	MassMutual RetireSMART by JPMorgan 2045 Fund - Class SVC* (Closed to Contracts issued on or about 5/1/2014) Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.73%	18.89%	10.37%	6.95%
US Fund Target-Date 2050	MassMutual RetireSMART by JPMorgan 2050 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.98%	18.84%	10.13%	6.84%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2050	MassMutual RetireSMART by JPMorgan 2050 Fund - Class SVC* (Closed to Contracts issued on or about 5/1/2014) Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.73%	19.08%	10.44%	7.10%
US Fund Target-Date 2055	MassMutual RetireSMART by JPMorgan 2055 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.97%	18.88%	10.15%	6.88%
US Fund Target-Date 2060	MassMutual RetireSMART by JPMorgan 2060 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.97%	18.75%	10.14%	8.14%
US Fund Target-Date Retirement	MassMutual RetireSMART by JPMorgan in Retirement Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.94%	10.94%	4.92%	3.46%
US Fund Target-Date Retirement	MassMutual RetireSMART by JPMorgan in Retirement Fund - Class SVC* (Closed to Contracts issued on or about 5/1/2014) Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.69%	11.14%	5.19%	3.72%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Emerging Markets Bond	MFS® Emerging Markets Debt Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	1.06%	10.10%	2.24%	2.73%
US Fund Intermediate Government	MFS® Government Securities Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.76%	3.95%	0.11%	0.81%
US Fund Large Growth	MFS® Growth Fund - Class R3* (Closed to Contracts issued on or about 8/26/2011) Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.85%	35.79%	15.71%	12.65%
US Fund Foreign Large Growth	MFS® International Growth Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	1.08%	14.54%	9.18%	6.09%
US Fund Foreign Large Growth	MFS® International Intrinsic Value Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	1.03%	17.60%	8.47%	6.84%
US Fund Small Growth	MFS® New Discovery Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	1.29%	13.97%	10.52%	7.23%
US Fund Foreign Large Blend	MFS® Research International Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	1.04%	13.10%	8.45%	4.04%
US Fund Intermediate Core-Plus Bond	MFS® Total Return Bond Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.70%	6.95%	1.61%	1.88%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Moderate Allocation	MFS® Total Return Fund - Class R3 Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.73%	10.29%	8.41%	6.39%
US Fund Utilities	MFS® Utilities Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	1.02%	-2.22%	8.16%	6.23%
US Fund Large Value	MFS® Value Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.79%	7.92%	11.24%	8.41%
US Fund Global Large- Stock Growth	MSIF Global Opportunity Portfolio - Class A Adviser: Morgan Stanley Investment Management, Inc. Subadviser: N/A	1.24%	49.29%	12.72%	12.65%
US Fund Large Blend	Neuberger Berman Sustainable Equity Fund - Class A Adviser: Neuberger Berman Investment Advisers LLC Subadviser: N/A	1.06%	26.53%	13.64%	9.77%
US Fund Small Blend	North Square Spectrum Alpha Fund - Class A Adviser: North Square Investments, LLC Subadviser: NSI Retail Advisors, LLC	2.26%	24.70%	9.77%	6.01%
US Fund Large Blend	Nuveen Dividend Growth Fund - Class A Adviser: Nuveen Fund Advisors, LLC. Subadviser: Nuveen Asset Management, LLC	0.92%	14.79%	13.61%	10.20%
US Fund Foreign Large Value	Nuveen International Value Fund - Class A* Adviser: Nuveen Fund Advisors, LLC. Subadviser: Nuveen Asset Management, LLC	1.15%	20.31%	8.46%	3.51%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Growth	Nuveen Mid Cap Growth Opportunities Fund - Class A* Adviser: Nuveen Fund Advisors, LLC. Subadviser: Nuveen Asset Management, LLC	1.17%	19.94%	11.17%	7.62%
US Fund Small Blend	Nuveen Small Cap Select Fund - Class A* Adviser: Nuveen Fund Advisors, LLC. Subadviser: Nuveen Asset Management, LLC	1.24%	17.30%	12.18%	8.05%
US Fund Large Growth	PGIM Jennison Focused Growth Fund - Class A* Adviser: PGIM Investments LLC Subadviser: Jennison Associates LLC	1.05%	52.29%	16.06%	13.00%
US Fund Mid-Cap Growth	PGIM Jennison Mid-Cap Growth Fund, Inc. - Class A Adviser: PGIM Investments LLC Subadviser: Jennison Associates LLC	1.07%	20.18%	14.66%	9.36%
US Fund Natural Resources	PGIM Jennison Natural Resources Fund, Inc. - Class A Adviser: PGIM Investments LLC Subadviser: Jennison Associates LLC	1.27%	-2.18%	14.95%	1.43%
US Fund Inflation- Protected Bond	PIMCO Real Return Fund - Class A Adviser: Pacific Investment Management Company, LLC Subadviser: N/A	1.07%	3.33%	2.87%	1.97%
US Fund Intermediate Core-Plus Bond	PIMCO Total Return ESG Fund - Admin Class Adviser: Pacific Investment Management Company, LLC Subadviser: N/A	0.86%	5.53%	0.70%	1.37%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core-Plus Bond	PIMCO Total Return Fund - Class A Adviser: Pacific Investment Management Company, LLC Subadviser: N/A	0.83%	5.94%	0.97%	1.57%
US Fund Large Value	Pioneer Disciplined Value Fund - Class A Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	0.89%	8.10%	11.45%	7.81%
US Fund Large Blend	Pioneer Fund - Class A Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	0.93%	28.32%	16.73%	12.05%
US Fund Large Growth	Pioneer Fundamental Growth Fund - Class A Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.02%	32.48%	17.38%	13.00%
US Fund Global Large- Stock Value	Pioneer Global Sustainable Equity Fund - Class A* (Closed to Contracts issued on or about 5/3/2010) Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.15%	16.24%	13.70%	8.49%
US Fund Mid-Cap Value	Pioneer Mid Cap Value Fund - Class A (Closed to Contracts issued on or about 9/30/2011) Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.19%	12.16%	12.46%	7.35%
US Fund Mid-Cap Growth	Pioneer Select Mid Cap Growth Fund - Class A (Closed to Contracts issued on or about 9/1/2009) Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.03%	18.06%	10.46%	8.58%
US Fund Multisector Bond	Pioneer Strategic Income Fund - Class A Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.11%	7.76%	2.61%	2.67%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	Putnam Core Equity Fund - Class A Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited	0.99%	27.68%	16.74%	11.87%
US Fund High Yield Bond	Putnam High Yield Fund - Class A Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited	1.05%	11.94%	4.47%	3.59%
US Fund Foreign Small/Mid Blend	Putnam International Capital Opportunities Fund - Class A Adviser: Putnam Investment Management, LLC Subadviser: The Putnam Advisory Company, LLC; Putnam Investments Limited	1.58%	15.22%	8.38%	3.75%
US Fund Foreign Large Blend	Putnam International Equity Fund - Class A (Closed to Contracts issued on or about 5/3/2010) Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited; The Putnam Advisory Company LLC	1.26%	18.62%	9.03%	3.61%
US Fund Large Growth	Putnam Large Cap Growth Fund - Class A Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited	0.90%	44.23%	18.37%	14.28%
US Fund Large Value	Putnam Large Cap Value Fund - Class A Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited	0.90%	15.40%	14.30%	10.12%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	Putnam Research Fund - Class A (Closed to Contracts issued on or about 5/3/2010) Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limite; The Putnam Advisory Company LLC	1.04%	28.83%	16.09%	11.88%
US Fund Large Growth	Putnam Sustainable Leaders Fund - Class A (Closed to Contracts issued on or about 5/3/2010) Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited	0.92%	26.25%	15.97%	12.54%
US Fund Small Value	Royce Small-Cap Total Return Fund - Service Class* Adviser: Royce & Associates, LP Subadviser: N/A	1.53%	23.85%	11.36%	7.11%
US Fund Small Value	Royce Small-Cap Value Fund - Service Class* Adviser: Royce & Associates, LP Subadviser: N/A	1.49%	26.08%	9.96%	5.34%
US Fund Large Value	T. Rowe Price Equity Income Fund - Class R Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.23%	9.06%	10.69%	7.38%
US Fund Large Growth	T. Rowe Price Growth Stock Fund - Class R Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.18%	44.52%	12.74%	11.13%
US Fund Target-Date 2000-2010	T. Rowe Price Retirement 2010 Fund - R Class (Closed to Contracts issued on or about 5/3/2010) Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	0.99%	11.85%	5.91%	4.56%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2015	T. Rowe Price Retirement 2015 Fund - R Class (Closed to Contracts issued on or about 5/2/2016) Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.00%	12.34%	6.48%	5.01%
US Fund Target-Date 2020	T. Rowe Price Retirement 2020 Fund - R Class (Closed to Contracts issued on or about 5/3/2010) Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.03%	12.92%	7.11%	5.52%
US Fund Target-Date 2025	T. Rowe Price Retirement 2025 Fund - R Class (Closed to Contracts issued on or about 5/2/2016) Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.04%	13.97%	7.90%	6.05%
US Fund Target-Date 2030	T. Rowe Price Retirement 2030 Fund - R Class (Closed to Contracts issued on or about 5/3/2010) Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.07%	15.72%	8.70%	6.59%
US Fund Target-Date 2035	T. Rowe Price Retirement 2035 Fund - R Class (Closed to Contracts issued on or about 5/2/2016) Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.09%	17.58%	9.50%	7.05%
US Fund Target-Date 2040	T. Rowe Price Retirement 2040 Fund - R Class (Closed to Contracts issued on or about 5/3/2010) Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.10%	18.95%	10.14%	7.42%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2045	T. Rowe Price Retirement 2045 Fund - R Class (Closed to Contracts issued on or about 5/2/2016) Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.12%	19.89%	10.62%	7.67%
US Fund Target-Date 2050	T. Rowe Price Retirement 2050 Fund - R Class (Closed to Contracts issued on or about 5/3/2010) Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.13%	20.11%	10.68%	7.71%
US Fund Target-Date 2055	T. Rowe Price Retirement 2055 Fund - R Class (Closed to Contracts issued on or about 5/2/2016) Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.14%	20.14%	10.64%	7.67%
US Fund Target-Date 2060	T. Rowe Price Retirement 2060 Fund - R Class (Closed to Contracts issued on or about 5/2/2016) Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.14%	20.22%	10.65%	8.13%
US Fund Moderately Conservative Allocation	T. Rowe Price Retirement Balanced Fund - R Class (Closed to Contracts issued on or about 5/3/2010) Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	0.99%	10.86%	5.64%	4.16%
US Fund Foreign Large Value	Templeton Foreign Fund - Class A* Adviser: Templeton Global Advisors Limited Subadviser: N/A	1.10%	19.95%	6.34%	2.27%
US Fund Global Bond	Templeton Global Bond Fund - Class A* Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.97%	2.43%	-2.57%	-0.62%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Large- Stock Blend	Templeton Growth Fund, Inc. - Class A (Closed to Contracts issued on or about 5/3/2010) Adviser: Templeton Global Advisors Limited Subadviser: Templeton Asset Management Ltd.	1.04%	20.98%	6.40%	3.22%
US Fund Foreign Large Blend	Thornburg International Equity Fund - Class R4* Adviser: Thornburg Investment Management Inc Subadviser: N/A	1.16%	15.70%	10.18%	4.68%
US Fund Mid-Cap Blend	Thornburg Small/Mid Cap Core Fund - Class R4* (Closed to Contracts issued on or about 8/1/2013) Adviser: Thornburg Investment Management Inc Subadviser: N/A	1.21%	13.32%	8.44%	7.52%
US Fund Mid-Cap Growth	Thornburg Small/Mid Cap Growth Fund - Class R4* (Closed to Contracts issued on or about 9/30/2011) Adviser: Thornburg Investment Management Inc Subadviser: N/A	1.36%	19.68%	6.56%	5.24%
US Fund Intermediate Core Bond	TIAA-CREF Bond Index Fund - Retirement Class Adviser: Teachers Advisors LLC Subadviser: N/A	0.32%	5.48%	0.72%	1.44%
US Fund Large Blend	TIAA-CREF Equity Index Fund - Retirement Class Adviser: Teachers Advisors LLC Subadviser: N/A	0.30%	25.59%	14.84%	11.17%
US Fund Large Growth	TIAA-CREF Large-Cap Growth Index Fund - Retirement Class Adviser: Teachers Advisors LLC Subadviser: N/A	0.30%	42.29%	19.14%	14.51%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	TIAA-CREF Large-Cap Value Index Fund - Retirement Class Adviser: Teachers Advisors LLC Subadviser: N/A	0.30%	11.15%	10.61%	8.09%
US Fund Mid-Cap Blend	Timothy Plan Large/Mid- Cap Value Fund - Class A* Adviser: Timothy Partners Ltd Subadviser: Westwood Management Corp	1.34%	13.20%	12.70%	8.67%
US Fund Large Blend	Victory Diversified Stock Fund - Class A (Closed to Contracts issued on or about 8/1/2012) Adviser: Victory Capital Management Inc. Subadviser: N/A	1.07%	24.70%	15.13%	9.49%
US Fund Mid-Cap Growth	Victory Munder Mid-Cap Core Growth Fund - Class A Adviser: Victory Capital Management Inc. Subadviser: N/A	1.28%	14.28%	11.30%	7.45%
US Fund Large Blend	Victory Special Value Fund - Class A (Closed to Contracts issued on or about 8/1/2013) Adviser: Victory Capital Management Inc. Subadviser: N/A	1.38%	24.38%	14.72%	8.78%
US Fund Mid-Cap Value	Victory Sycamore Established Value Fund - Class A Adviser: Victory Capital Management Inc. Subadviser: N/A	0.90%	9.95%	14.22%	10.62%
US Fund Small Value	Victory Sycamore Small Company Opportunity Fund - Class A Adviser: Victory Capital Management Inc. Subadviser: N/A	1.25%	11.05%	11.30%	9.09%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	Virtus Ceredex Large-Cap Value Equity Fund - Class A Adviser: Virtus Fund Advisers, LLC Subadviser: Ceredex Value Advisors LLC	1.24%	14.57%	10.67%	7.63%
US Fund Mid-Cap Value	Virtus Ceredex Mid-Cap Value Equity Fund - Class A Adviser: Virtus Fund Advisers, LLC Subadviser: Ceredex Value Advisors LLC	1.28%	10.63%	9.80%	7.33%
US Fund Small Blend	Virtus Ceredex Small-Cap Value Equity Fund - Class A (Closed to Contracts issued on or about 4/20/2012) Adviser: Virtus Fund Advisers, LLC Subadviser: Ceredex Value Advisors LLC	1.46%	14.30%	8.94%	6.13%
US Fund Large Value	Virtus NFJ Dividend Value Fund - Class A Adviser: Virtus Investment Advisers, Inc. Subadviser: NFJ Investment Group LLC - Dallas	1.04%	19.14%	9.94%	6.85%
US Fund Foreign Large Value	Virtus NFJ International Value Fund - Class A* Adviser: Virtus Investment Advisers, Inc. Subadviser: NFJ Investment Group LLC - Dallas	1.30%	10.33%	5.39%	0.24%
US Fund Small Value	Virtus NFJ Small-Cap Value Fund - Class A* Adviser: Virtus Investment Advisers, Inc. Subadviser: NFJ Investment Group LLC - Dallas	1.17%	23.00%	8.70%	4.40%
US Fund Intermediate Core-Plus Bond	Virtus Seix Total Return Bond Fund - Class A Adviser: Virtus Fund Advisers, LLC Subadviser: Seix Investment Advisors	0.70%	4.37%	0.98%	1.55%
*Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.HV-6775
Prospectuses Available [Text Block]	The following is a list of the Underlying Funds currently available under the Contract. In the event more than one Underlying Funds were offered under the Contract, the Underlying Funds available to you may vary by Employer. In such an event, you should refer to your retirement plan documents for a list of Underlying Funds available to you. More information about the Underlying Fund is available in the prospectuses for the Fund, which may be amended from time to time and can be found online at https://plan.empower-retirement.com/plancloudws/fundprospectus. You can also request this information at no cost by calling (844) 804-8989 or sending an email request to participantservices@empower.com. The current expenses and performance information below reflect fees and expenses of the Underlying Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. The past performance of a Fund is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Value	AB Discovery Value Fund - Class A Adviser: AllianceBernstein L.P. Subadviser: N/A	1.10%	14.77%	10.57%	7.36%
US Fund Foreign Large Value	AB International Value Fund - Class A* (Closed to Contracts issued on or about 8/1/2011) Adviser: AllianceBernstein L.P. Subadviser: N/A	1.25%	15.23%	6.44%	2.33%
US Fund Foreign Large Growth	AB Sustainable International Thematic Fund - Class A (Closed to Contracts issued on or about 8/1/2012) Adviser: AllianceBernstein L.P. Subadviser: N/A	1.06%	13.09%	8.02%	3.89%
US Fund Large Value	AB Value Fund - Class A (Closed to Contracts issued on or about 5/3/2010) Adviser: AllianceBernstein L.P. Subadviser: N/A	0.97%	18.79%	11.37%	6.70%
US Fund Large Growth	Alger Capital Appreciation Institutional Fund - Class I Adviser: Fred Alger Management, LLC Subadviser: N/A	1.25%	42.88%	14.90%	12.14%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Growth	Alger Mid Cap Growth Institutional Fund - Class I* (Closed to Contracts issued on or about 8/1/2012) Adviser: Fred Alger Management, LLC Subadviser: N/A	1.24%	22.68%	12.04%	8.73%
US Fund Small Growth	Alger Small Cap Growth Institutional Fund - Class I Adviser: Fred Alger Management, LLC Subadviser: N/A	1.38%	14.83%	7.63%	6.72%
US Fund Moderate Allocation	Allspring Asset Allocation Fund - Class A* Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	1.12%	14.32%	8.19%	4.38%
US Fund Diversified Emerging Mkts	Allspring Emerging Markets Equity Fund - Class A* Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	1.43%	8.39%	3.34%	2.00%
US Fund Utilities	Allspring Utility and Telecommunications Fund - Class A* Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	1.04%	-5.19%	6.75%	6.95%
US Fund Intermediate Core Bond	American Century Diversified Bond Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	0.85%	5.04%	0.79%	1.30%
US Fund Large Value	American Century Equity Income Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	1.18%	3.64%	7.80%	7.72%
US Fund Large Growth	American Century Growth Fund - Class A* Adviser: American Century Investment Management Inc Subadviser: N/A	1.17%	42.91%	17.76%	13.23%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Value	American Century Mid Cap Value Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	1.23%	5.90%	10.76%	8.43%
US Fund Small Value	American Century Small Cap Value Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	1.34%	15.93%	14.24%	8.46%
US Fund Money Market - Taxable	American Century U.S. Government Money Market Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	0.71%	4.40%	1.44%	1.10%
US Fund Large Growth	American Funds AMCAP Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.99%	30.59%	11.73%	9.72%
US Fund Moderate Allocation	American Funds American Balanced Fund® - Class R3 (Closed to Contracts issued on or about 5/3/2010) Adviser: Capital Research and Management Company Subadviser: N/A	0.89%	13.61%	8.55%	7.18%
US Fund Large Value	American Funds American Mutual Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.91%	9.03%	10.36%	8.75%
US Fund Global Allocation	American Funds Capital Income Builder® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.92%	8.62%	6.78%	4.83%
US Fund Global Large- Stock Blend	American Funds Capital World Growth and Income FundSM - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	1.06%	20.42%	10.30%	6.89%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Growth	American Funds EuroPacific Growth Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	1.12%	15.29%	7.34%	4.22%
US Fund Large Blend	American Funds Fundamental Investors FundSM - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.93%	25.46%	13.13%	10.28%
US Fund Global Large- Stock Growth	American Funds New Perspective Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	1.07%	24.19%	13.16%	9.38%
US Fund Global Small/Mid Stock	American Funds SMALLCAP World Fund® - Class R3 (Closed to Contracts issued on or about 5/3/2010) Adviser: Capital Research and Management Company Subadviser: N/A	1.31%	18.53%	10.24%	7.33%
US Fund Intermediate Core Bond	American Funds The Bond Fund of America® - Class R3 (Closed to Contracts issued on or about 5/3/2010) Adviser: Capital Research and Management Company Subadviser: N/A	0.89%	4.42%	1.31%	1.65%
US Fund Large Growth	American Funds The Growth Fund of America® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.94%	36.76%	14.53%	11.48%
US Fund Moderately Aggressive Allocation	American Funds The Income Fund of America® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.91%	7.22%	7.71%	6.10%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	American Funds The Investment Company of America® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.91%	28.04%	13.72%	10.22%
US Fund Global Large- Stock Growth	American Funds The New Economy Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	1.06%	28.70%	11.04%	9.01%
US Fund Large Blend	American Funds Washington Mutual Investors Fund - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.92%	16.85%	12.89%	10.22%
US Fund Large Growth	Ave Maria Growth Fund Adviser: Schwartz Investment Counsel Inc Subadviser: N/A	0.91%	30.29%	14.38%	11.12%
US Fund Large Blend	Ave Maria Rising Dividend Fund Adviser: Schwartz Investment Counsel Inc Subadviser: N/A	0.91%	13.19%	12.79%	9.18%
US Fund Mid-Cap Blend	Ave Maria Value Fund Adviser: Schwartz Investment Counsel Inc Subadviser: N/A	0.94%	3.52%	11.55%	6.23%
US Fund Large Growth	BlackRock Advantage Large Cap Growth Fund - Investor A Shares* (Closed to Contracts issued on or about 8/1/2013) Adviser: BlackRock Advisors LLC Subadviser: N/A	0.87%	39.37%	17.02%	11.40%
US Fund Small Growth	BlackRock Advantage Small Cap Growth Fund - Investor A Shares* Adviser: BlackRock Advisors LLC Subadviser: N/A	0.75%	18.47%	10.23%	6.93%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	BlackRock Capital Appreciation Fund, Inc. - Investor A Shares Adviser: BlackRock Advisors LLC Subadviser: N/A	1.00%	48.85%	15.58%	12.37%
US Fund Large Value	BlackRock Equity Dividend Fund - Investor A Shares* Adviser: BlackRock Advisors LLC Subadviser: N/A	0.93%	12.37%	11.26%	8.76%
US Fund Global Allocation	BlackRock Global Allocation Fund, Inc. - Investor A Shares* Adviser: BlackRock Advisors LLC Subadviser: BlackRock International Limited; BlackRock (Singapore) Limited	1.09%	12.34%	7.29%	4.52%
US Fund Foreign Large Blend	BlackRock International Dividend Fund - Investor A Shares* Adviser: BlackRock Advisors LLC Subadviser: BlackRock International Limited	0.93%	15.36%	9.48%	3.42%
US Fund Target-Date 2025	BlackRock LifePath® Dynamic 2025 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited; BlackRock (Singapore) Limited	0.84%	12.87%	6.79%	5.23%
US Fund Target-Date 2030	BlackRock LifePath® Dynamic 2030 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited; BlackRock (Singapore) Limited	0.84%	14.97%	8.06%	6.00%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2035	BlackRock LifePath® Dynamic 2035 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited; BlackRock (Singapore) Limited	0.84%	17.00%	9.12%	6.62%
US Fund Target-Date 2040	BlackRock LifePath® Dynamic 2040 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited; BlackRock (Singapore) Limited	0.84%	18.90%	10.16%	7.20%
US Fund Target-Date 2045	BlackRock LifePath® Dynamic 2045 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited; BlackRock (Singapore) Limited	0.84%	20.72%	10.82%	7.54%
US Fund Target-Date 2050	BlackRock LifePath® Dynamic 2050 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited; BlackRock (Singapore) Limited	0.84%	21.69%	10.93%	7.63%
US Fund Target-Date 2055	BlackRock LifePath® Dynamic 2055 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited; BlackRock (Singapore) Limited	0.84%	21.77%	11.13%	7.70%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date Retirement	BlackRock LifePath® Dynamic Retirement Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited; BlackRock (Singapore) Limited	0.84%	12.00%	5.87%	4.45%
US Fund Mid-Cap Value	BlackRock Mid Cap Value Fund - Investor A Shares* Adviser: BlackRock Advisors LLC Subadviser: N/A	1.00%	12.29%	13.37%	8.31%
US Insurance Large Blend	BlackRock S&P 500 Index V.I. Fund - Class III Shares Adviser: BlackRock Advisors LLC Subadviser: N/A	0.39%	25.90%	15.26%	11.52%
US Fund Intermediate Core Bond	BNY Mellon Bond Market Index Fund - Investor Class* Adviser: BNY Mellon Investment Adviser, Inc Subadviser: N/A	0.40%	5.14%	0.65%	1.36%
US Fund Mid-Cap Blend	BNY Mellon Midcap Index Fund, Inc. - Investor Shares* (Closed to Contracts issued on or about 6/1/2014) Adviser: BNY Mellon Investment Adviser, Inc Subadviser: N/A	0.50%	15.89%	12.06%	8.76%
US Fund Large Blend	BNY Mellon S&P 500 Index Fund* Adviser: BNY Mellon Investment Adviser, Inc Subadviser: N/A	0.50%	25.68%	15.11%	11.48%
US Fund Small Blend	BNY Mellon Smallcap Stock Index Fund - Investor Shares* Adviser: BNY Mellon Investment Adviser, Inc Subadviser: N/A	0.50%	15.51%	10.54%	8.16%
US Fund Global Large- Stock Growth	Calamos Global Equity Fund - Class A* Adviser: Calamos Advisors LLC Subadviser: N/A	1.40%	24.28%	14.24%	8.74%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Growth	Calamos International Growth Fund - Class A* Adviser: Calamos Advisors LLC Subadviser: N/A	1.20%	15.05%	9.74%	4.67%
US Fund Intermediate Core-Plus Bond	Calvert Bond Fund - Class A* (Closed to Contracts issued on or about 8/1/2012) Adviser: Calvert Research and Management Subadviser: N/A	0.73%	7.30%	1.83%	2.28%
US Fund Large Growth	Calvert Equity Fund - Class A Adviser: Calvert Research and Management Subadviser: Atlanta Capital Management Company,LLC	0.91%	17.93%	16.27%	12.70%
US Fund Corporate Bond	Calvert Income Fund - Class A (Closed to Contracts issued on or about 9/30/2011) Adviser: Calvert Research and Management Subadviser: N/A	0.93%	8.54%	2.97%	2.69%
US Fund Large Blend	ClearBridge Growth Fund - Class FI (Formerly Clearbridge Aggressive Growth Fund - Class FI; Closed to Contracts issued on or about 5/3/2010) Adviser: Franklin Templeton Fund Adviser, LLC Subadviser: ClearBridge Investments, LLC	1.07%	23.78%	8.05%	6.02%
US Fund Large Blend	ClearBridge Appreciation Fund - Class A Adviser: Franklin Templeton Fund Adviser, LLC Subadviser: ClearBridge Investments, LLC	0.93%	19.45%	13.90%	10.63%
US Fund Mid-Cap Blend	ClearBridge Mid Cap Fund - Class A Adviser: Franklin Templeton Fund Adviser, LLC Subadviser: ClearBridge Investments, LLC	1.17%	13.46%	10.95%	7.03%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Growth	ClearBridge Small Cap Growth Fund - Class A Adviser: Franklin Templeton Fund Adviser, LLC Subadviser: ClearBridge Investments, LLC	1.18%	8.63%	9.22%	7.72%
US Fund Small Growth	ClearBridge Small Cap Growth Fund - Class FI (Closed to Contracts issued on or about 4/30/2012) Adviser: Franklin Templeton Fund Adviser, LLC Subadviser: ClearBridge Investments, LLC	1.24%	8.60%	9.19%	7.71%
US Fund Large Value	ClearBridge Value Trust - Class FI* (Closed to Contracts issued on or about 5/3/2010) Adviser: Franklin Templeton Fund Adviser, LLC Subadviser: ClearBridge Investments, LLC	1.15%	19.21%	15.01%	9.44%
US Fund Mid-Cap Growth	Columbia Acorn® Fund - Class A Adviser: Columbia Wanger Asset Management LLC Subadviser: N/A	1.08%	21.59%	7.32%	6.23%
US Fund Large Blend	Columbia Contrarian Core Fund - Class A* Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	0.97%	31.75%	16.50%	11.49%
US Fund Large Growth	Columbia Large Cap Growth Fund - Class A Adviser: Columbia Management Investment Advisers Subadviser: N/A	1.00%	43.52%	17.94%	13.31%
US Fund Large Growth	Columbia Large Cap Growth Opportunity Fund - Class A* (Closed to Contracts issued on or about 8/1/2012) Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	1.05%	31.26%	15.98%	11.51%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	Columbia Large Cap Value Fund - Advisor Class* (Closed to Contracts issued on or about 12/31/2010) Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	0.72%	9.85%	12.20%	8.83%
US Fund Mid-Cap Value	Columbia Select Mid Cap Value Fund - Advisor Class* (Effective 7/20/2020,the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	0.88%	10.50%	13.29%	8.42%
US Fund Mid-Cap Value	Columbia Select Mid Cap Value Fund - Class A* Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	1.13%	10.25%	12.99%	8.14%
US Fund Small Value	Columbia Select Small Cap Value Fund - Advisor Class* Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	1.01%	12.64%	10.45%	6.33%
US Fund Technology	Columbia Seligman Global Technology Fund - Class A* (Closed to Contracts issued on or about 5/3/2010) Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	1.27%	45.15%	25.49%	19.80%
US Fund Small Value	Columbia Small Cap Value Fund I - Class A Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	1.24%	21.36%	13.19%	8.21%
US Fund Large Blend	Davis New York Venture Fund - Class A Adviser: Davis Selected Advisers LP Subadviser: Davis Selected Advisers (New York) Inc	0.92%	30.00%	11.97%	8.70%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	Davis Opportunity Fund - Class A (Closed to Contracts issued on or about 5/3/2010) Adviser: Davis Selected Advisers LP Subadviser: Davis Selected Advisers (New York) Inc	0.93%	22.12%	13.16%	9.87%
US Fund Intermediate Core-Plus Bond	Delaware Diversified Income Fund - Class A* Adviser: Delaware Management Company Subadviser: Macquarie Investment Management Global Limited; Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited	0.70%	6.40%	2.06%	2.06%
US Fund Long-Term Bond	Delaware Extended Duration Bond Fund - Class A* Adviser: Delaware Management Company Subadviser: Macquarie Investment Management Global Limited; Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited	0.82%	9.36%	2.22%	3.12%
US Fund Global Allocation	Delaware Ivy Asset Strategy Fund - Class Y (Closed to Contracts issued on or about 8/1/2012) Adviser: Delaware Management Company Subadviser: Macquarie Investment Management Global Limited; Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited	1.12%	15.61%	9.48%	3.78%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	Delaware Ivy Large Cap Growth Fund - Class Y* Adviser: Delaware Management Company Subadviser: Macquarie Investment Management Global Limited	0.89%	37.83%	18.49%	14.02%
US Fund Natural Resources	Delaware Ivy Natural Resources Fund - Class Y* (Closed to Contracts issued on or about 8/1/2012) Adviser: Delaware Management Company Subadviser: Macquarie Investment Management Global Limited	1.36%	1.27%	7.79%	-0.38%
US Fund Technology	Delaware Ivy Science & Technology Fund - Class Y (Closed to Contracts issued on or about 8/1/2012) Adviser: Delaware Management Company Subadviser: Macquarie Investment Management Global Limited	1.24%	40.63%	17.53%	11.26%
US Fund Large Growth	DWS Capital Growth Fund - Class A Adviser: DWS Investment Management Americas, Inc. Subadviser: N/A	0.92%	38.17%	17.05%	13.05%
US Fund Foreign Large Growth	DWS International Growth Fund - Class A* Adviser: DWS Investment Management Americas, Inc. Subadviser: N/A	1.17%	15.44%	7.09%	3.47%
US Fund Mid-Cap Blend	Eaton Vance Atlanta Capital SMID-Cap Fund - Class A Adviser: Eaton Vance Management Subadviser: Atlanta Capital Management Company,LLC	1.14%	13.72%	13.41%	10.88%
US Fund Moderate Allocation	Eaton Vance Balanced Fund - Class A Adviser: Eaton Vance Management Subadviser: N/A	0.97%	16.05%	9.53%	7.36%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund High Yield Bond	Eaton Vance Income Fund of Boston - Class A* Adviser: Boston Management and Research Subadviser: Eaton Vance Advisers International Ltd.	1.00%	11.77%	5.15%	4.13%
US Fund Large Value	Eaton Vance Large-Cap Value Fund - Class A Adviser: Boston Management and Research Subadviser: N/A	1.02%	7.92%	11.59%	8.33%
US Fund Small Value	Federated Hermes Clover Small Value Fund - Class A* Adviser: Federated Equity Mgmt Co. Of Penn Subadviser: N/A	1.14%	10.42%	11.36%	6.67%
US Fund Large Value	Federated Hermes Equity Income Fund, Inc. - Class A* (Closed to Contracts issued on or about 5/3/2010) Adviser: Federated Equity Mgmt Co. Of Penn Subadviser: N/A	1.12%	9.05%	9.38%	6.02%
US Fund Intermediate Government	Federated Hermes Fund for U.S. Government Securities - Class A* (Closed to Contracts issued on or about 5/3/2010) Adviser: Federated Investment Management Company Subadviser: N/A	0.97%	4.20%	-0.31%	0.72%
US Fund Global Allocation	Federated Hermes Global Allocation Fund - Class A* (Closed to Contracts issued on or about 5/3/2010) Adviser: Federated Global Investment Management Corp;Federated Investment Management Company; Subadviser: N/A	1.15%	11.23%	6.26%	4.02%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Blend	Federated Hermes International Leaders Fund - Class A* (Closed to Contracts issued on or about 5/3/2010) Adviser: Federated Global Investment Management Corp Subadviser: N/A	1.09%	16.99%	10.27%	4.12%
US Fund Mid-Cap Growth	Federated Hermes Kaufmann Fund - Class R* (Closed to Contracts issued on or about 5/3/2010) Adviser: Federated Equity Management Company Of Pennsylvania Subadviser: Federated Global Investment Management Corp	1.97%	14.87%	6.99%	8.26%
US Fund Mid-Cap Growth	Federated Hermes MDT Mid Cap Growth Fund - Class A* (Closed to Contracts issued on or about 5/3/2010) Adviser: Federated MDTA LLC Subadviser: N/A	1.15%	27.05%	15.26%	11.26%
US Fund High Yield Bond	Federated Hermes Sustainable High Yield Bond Fund - Class A* (Closed to Contracts issued on or about 5/3/2010) Adviser: Federated Investment Management Company Subadviser: Hermes Investment Management Ltd	0.90%	12.42%	4.69%	3.91%
US Fund Intermediate Core-Plus Bond	Federated Hermes Total Return Bond Fund - Class A* (Closed to Contracts issued on or about 5/3/2010) Adviser: Federated Investment Management Company Subadviser: N/A	0.94%	4.59%	1.53%	1.83%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	Fidelity Advisor® Leveraged Company Stock Fund - Class M (Closed to Contracts issued on or about 8/1/2012) Adviser: Fidelity Management & Research Company LLC Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	1.27%	25.49%	14.73%	7.67%
US Fund Large Growth	Fidelity Advisor® Stock Selector All Cap Fund - Class M (Closed to Contracts issued on or about 8/1/2012) Adviser: Fidelity Management & Research Company LLC Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	0.98%	26.31%	7.02%	10.59%
US Fund Moderately Conservative Allocation	Franklin Conservative Allocation Fund - Class A Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.84%	18.46%	10.06%	7.39%
US Fund Moderately Aggressive Allocation	Franklin Growth Allocation Fund - Class A Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.85%	11.11%	8.40%	6.16%
US Fund Large Growth	Franklin Growth Fund - Class A Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.80%	20.64%	13.70%	11.45%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund High Yield Bond	Franklin High Income Fund - Class A1* Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.76%	9.75%	4.91%	3.40%
US Fund Moderate Allocation	Franklin Income Fund - Class A1* Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.61%	4.48%	6.91%	4.82%
US Fund Moderate Allocation	Franklin Moderate Allocation Fund - Class A Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.84%	8.10%	6.08%	4.65%
US Fund Global Large- Stock Value	Franklin Mutual Beacon Fund - Class A (Closed to Contracts issued on or about 8/1/2012) Adviser: Franklin Mutual Advisers, LLC Subadviser: N/A	1.02%	8.82%	7.40%	5.93%
US Fund Global Large- Stock Value	Franklin Mutual Global Discovery Fund - Class A* Adviser: Franklin Mutual Advisers, LLC Subadviser: N/A	1.21%	20.27%	10.11%	6.04%
US Fund Aggressive Allocation	Franklin Mutual Shares Fund - Class A Adviser: Franklin Mutual Advisers, LLC Subadviser: N/A	1.00%	20.01%	8.94%	5.79%
US Fund Small Value	Franklin Small Cap Value Fund - Class A* (Closed to Contracts issued on or about 5/27/2021) Adviser: Franklin Mutual Advisers, LLC Subadviser: N/A	0.98%	3.57%	9.85%	-0.39%
US Fund Multisector Bond	Franklin Strategic Income Fund - Class A* Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.93%	20.19%	12.48%	8.66%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core-Plus Bond	Franklin Total Return Fund - Class A* Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.89%	4.39%	1.27%	1.38%
US Fund Intermediate Government	Franklin U.S. Government Securities Fund - Class A1* (Closed to Contracts issued on or about 5/3/2010) Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.75%	4.37%	0.00%	0.69%
US Fund Large Growth	Frost Growth Equity Fund - Investor Class Adviser: Frost Investment Advisors, LLC Subadviser: N/A	0.88%	44.87%	16.82%	13.34%
US Fund Moderate Allocation	George Putnam Balanced Fund - Class A (Closed to Contracts issued on or about 5/3/2010) Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited	0.96%	19.92%	10.47%	8.01%
US Fund Intermediate Core Bond	Goldman Sachs Core Fixed Income Fund - Class A* (Closed to Contracts issued on or about 5/3/2010) Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	0.72%	5.99%	1.26%	1.65%
US Fund Large Value	Goldman Sachs Equity Income Fund - Class A* (Closed to Contracts issued on or about 5/3/2010) Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	0.99%	8.13%	10.23%	7.50%
US Fund Intermediate Government	Goldman Sachs Government Income Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	0.82%	4.28%	-0.07%	0.71%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund High Yield Bond	Goldman Sachs High Yield Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	0.98%	12.10%	4.21%	3.18%
US Fund Moderately Conservative Allocation	Goldman Sachs Income Builder Fund - Class A* (Closed to Contracts issued on or about 5/3/2010) Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	0.81%	10.43%	7.61%	4.92%
US Fund Foreign Large Blend	Goldman Sachs International Equity ESG Fund - Class A* (Closed to Contracts issued on or about 5/3/2010) Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.18%	15.46%	11.64%	4.78%
US Fund Large Blend	Goldman Sachs Large Cap Core Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.01%	26.49%	15.45%	11.99%
US Fund Large Value	Goldman Sachs Large Cap Value Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.01%	12.74%	11.20%	7.28%
US Fund Mid-Cap Growth	Goldman Sachs Mid Cap Growth Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.16%	18.82%	13.46%	9.11%
US Fund Mid-Cap Blend	Goldman Sachs Mid Cap Value Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.18%	11.45%	13.11%	7.77%
US Fund Small Blend	Goldman Sachs Small Cap Value Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.25%	11.03%	8.25%	5.94%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	Goldman Sachs Strategic Growth Fund - Class A* (Closed to Contracts issued on or about 5/3/2010) Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.03%	41.66%	17.19%	12.84%
US Fund Large Blend	Goldman Sachs U.S. Equity Insights Fund - Class A* (Closed to Contracts issued on or about 5/3/2010) Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	0.92%	23.11%	13.55%	10.60%
US Fund Moderately Conservative Allocation	Hartford AARP Balanced Retirement Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.11%	5.33%	4.41%	3.15%
US Fund Moderate Allocation	Hartford Balanced HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.91%	14.50%	9.99%	7.34%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Moderately Conservative Allocation	Hartford Balanced Income Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.95%	7.55%	6.52%	5.62%
US Fund Large Blend	Hartford Capital Appreciation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company	1.10%	18.90%	12.07%	8.73%
US Fund Large Blend	Hartford Capital Appreciation Fund - Class R5 (Closed to Contracts issued on or about 5/1/2009) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company	0.81%	19.25%	12.41%	9.05%
US Fund Moderate Allocation	Hartford Checks and Balances Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: N/A	0.98%	12.99%	9.04%	7.02%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Moderately Conservative Allocation	Hartford Conservative Allocation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: N/A	1.14%	9.61%	4.28%	2.76%
US Fund Moderately Conservative Allocation	Hartford Conservative Allocation Fund - Class R5 (Closed to Contracts issued on or about 5/1/2009) Adviser: Hartford Funds Management Company, LLC Subadviser: N/A	0.84%	10.03%	4.61%	3.07%
US Fund Large Blend	Hartford Disciplined Equity HLS Fund - Class IB (Closed to Contracts issued on or about 6/13/2008) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.84%	20.95%	14.03%	11.56%
US Fund Large Value	Hartford Dividend and Growth Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company	1.05%	13.72%	13.23%	10.10%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	Hartford Dividend and Growth HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.90%	13.89%	13.44%	10.31%
US Fund Large Value	Hartford Equity Income Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company	1.06%	6.90%	11.73%	8.86%
US Fund Global Small/Mid Stock	Hartford Global Impact Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.11%	12.92%	10.06%	8.83%
US Fund Moderately Aggressive Allocation	Hartford Growth Allocation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Whitefoord LLP	1.09%	14.95%	8.53%	5.48%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Moderately Aggressive Allocation	Hartford Growth Allocation Fund - Class R5 (Closed to Contracts issued on or about 5/3/2010) Adviser: Hartford Funds Management Company, LLC Subadviser: Whitefoord LLP	0.77%	15.38%	8.87%	5.80%
US Fund Large Growth	Hartford Growth Opportunities Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company	1.14%	40.56%	14.77%	12.36%
US Fund High Yield Bond	Hartford High Yield Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company	0.97%	12.58%	5.05%	3.88%
US Fund Inflation- Protected Bond	Hartford Inflation Plus Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company	0.89%	4.73%	3.07%	1.85%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Blend	Hartford International Equity Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.96%	14.89%	6.65%	3.68%
US Fund Foreign Large Blend	Hartford International Opportunities Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.11%	11.44%	8.11%	3.77%
US Fund Foreign Large Blend	Hartford International Opportunities HLS Fund - Class IB Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.01%	11.45%	8.20%	3.98%
US Fund Mid-Cap Growth	Hartford Midcap Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company	1.16%	14.37%	9.30%	8.36%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Value	Hartford MidCap Value Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company	1.18%	15.75%	12.20%	7.38%
US Fund Moderate Allocation	Hartford Moderate Allocation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: N/A	1.07%	12.51%	6.55%	4.23%
US Fund Moderate Allocation	Hartford Moderate Allocation Fund - Class R5 (Closed to Contracts issued on or about 5/3/2010) Adviser: Hartford Funds Management Company, LLC Subadviser: N/A	0.77%	12.91%	6.87%	4.55%
US Fund Small Growth	Hartford Small Company Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company	1.31%	16.06%	11.08%	7.27%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Growth	Hartford Small Company HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.05%	16.46%	11.51%	7.53%
US Fund Large Blend	Hartford Stock HLS Fund - Class IB Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.76%	7.45%	13.15%	10.41%
US Fund Intermediate Core-Plus Bond	Hartford Total Return Bond Fund - Class R4 (Closed to Contracts issued on or about 8/1/2012) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company	0.74%	6.60%	1.53%	1.91%
US Fund Intermediate Core-Plus Bond	Hartford Total Return Bond Fund - Class R5 (Closed to Contracts issued on or about 5/3/2010) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company	0.44%	6.90%	1.88%	2.23%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core-Plus Bond	Hartford Total Return Bond HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.75%	6.69%	1.59%	2.07%
US Fund Large Growth	Invesco American Franchise Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.99%	40.91%	16.07%	11.56%
US Fund Large Value	Invesco Comstock Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.82%	12.24%	13.41%	8.90%
US Fund Diversified Emerging Mkts	Invesco Developing Markets Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.26%	11.17%	2.26%	1.48%
US Fund Mid-Cap Growth	Invesco Discovery Mid Cap Growth Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.04%	12.96%	12.49%	9.41%
US Fund Large Value	Invesco Dividend Income Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.93%	7.02%	8.80%	7.88%
US Fund Moderately Aggressive Allocation	Invesco Equity and Income Fund - Class A* Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.78%	9.99%	9.61%	6.84%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Diversified Emerging Mkts	Invesco EQV Emerging Markets All Cap Fund - Class A* Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.34%	8.81%	4.87%	2.38%
US Fund Foreign Large Growth	Invesco EQV International Equity Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.27%	17.53%	7.95%	3.91%
US Fund Global Large- Stock Blend	Invesco Global Core Equity Fund - Class A (Closed to Contracts issued on or about 8/1/2011) Adviser: Invesco Advisers, Inc. Subadviser: Invesco Asset Management Ltd	1.23%	21.79%	8.98%	5.35%
US Fund Global Large- Stock Growth	Invesco Global Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.06%	34.03%	11.99%	8.22%
US Fund Global Bond	Invesco Global Strategic Income Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.05%	8.65%	1.20%	1.37%
US Fund Equity Precious Metals	Invesco Gold & Special Minerals Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.06%	6.36%	11.34%	5.35%
US Fund Large Value	Invesco Growth and Income Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.79%	12.56%	11.79%	8.23%
US Fund Global Bond	Invesco International Bond Fund - Class A* Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.05%	8.25%	0.03%	0.69%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Growth	Invesco International Diversified Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.27%	15.43%	6.11%	3.74%
US Fund Large Blend	Invesco Main Street All Cap Fund® - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.06%	25.93%	15.28%	9.44%
US Fund Large Blend	Invesco Main Street Fund® - Class A (Closed to Contracts issued on or about 5/3/2010) Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.80%	23.07%	13.60%	9.95%
US Fund Mid-Cap Blend	Invesco Main Street Mid Cap Fund® - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.06%	14.48%	11.71%	7.54%
US Fund Foreign Large Growth	Invesco Oppenheimer International Growth Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.10%	20.76%	8.76%	3.78%
US Fund Intermediate Government	Invesco Quality Income Fund - Class A (Closed to Contracts issued on or about 8/1/2012) Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.85%	5.25%	0.23%	1.30%
US Fund Real Estate	Invesco Real Estate Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: Invesco Asset Management Ltd	1.24%	8.75%	5.62%	6.37%
US Fund Large Blend	Invesco Rising Dividends Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.99%	17.60%	13.82%	9.16%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Blend	Invesco Small Cap Equity Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.26%	15.96%	12.15%	6.30%
US Fund Small Growth	Invesco Small Cap Growth Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.16%	12.66%	8.73%	7.35%
US Fund Small Value	Invesco Small Cap Value Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.10%	22.91%	20.69%	10.09%
US Fund Mid-Cap Value	Invesco Value Opportunities Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.09%	15.15%	16.74%	8.67%
US Fund Moderate Allocation	Janus Henderson Balanced Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	1.07%	14.98%	9.18%	7.56%
US Fund Mid-Cap Growth	Janus Henderson Enterprise Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	1.16%	17.51%	13.16%	11.48%
US Fund Large Growth	Janus Henderson Forty Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	0.98%	39.34%	16.37%	13.16%
US Fund Mid-Cap Value	Janus Henderson Mid Cap Value Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	0.99%	10.92%	9.79%	6.82%
US Fund Foreign Large Blend	Janus Henderson Overseas Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	1.29%	10.52%	10.79%	3.00%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core Bond	JPMorgan Core Bond Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.75%	5.42%	1.16%	1.69%
US Fund Large Growth	JPMorgan Large Cap Growth Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.94%	34.28%	20.59%	15.11%
US Fund Small Growth	JPMorgan Small Cap Growth Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	1.24%	13.85%	9.54%	8.35%
US Fund Small Value	JPMorgan Small Cap Value Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	1.19%	12.77%	10.12%	5.93%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2020	JPMorgan SmartRetirement®2020 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.75%	11.55%	5.15%	4.41%
US Fund Target-Date 2025	JPMorgan SmartRetirement®2025 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.78%	13.03%	6.29%	5.10%
US Fund Target-Date 2030	JPMorgan SmartRetirement®2030 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.79%	15.11%	7.40%	5.75%
US Fund Target-Date 2035	JPMorgan SmartRetirement®2035 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.83%	17.03%	8.84%	6.48%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2040	JPMorgan SmartRetirement®2040 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.84%	18.44%	9.73%	6.98%
US Fund Target-Date 2045	JPMorgan SmartRetirement®2045 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.85%	19.52%	10.36%	7.28%
US Fund Target-Date 2050	JPMorgan SmartRetirement®2050 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.85%	19.86%	10.39%	7.28%
US Fund Target-Date 2055	JPMorgan SmartRetirement®2055 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.85%	19.85%	10.40%	7.30%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2060	JPMorgan SmartRetirement®2060 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.84%	19.78%	10.40%	8.58%
US Fund Target-Date Retirement	JPMorgan SmartRetirement® Income Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.69%	11.62%	4.85%	3.83%
US Fund Large Blend	JPMorgan U.S. Equity Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.94%	26.71%	16.84%	12.02%
US Fund Money Market - Taxable	JPMorgan U.S. Government Money Market Fund - Reserve Class (Closed to Contracts issued on or about 5/2/2016) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.69%	4.48%	1.46%	0.88%
US Fund Large Growth	LKCM Aquinas Catholic Equity Fund* Adviser: Luther King Capital Management Corporation Subadviser: N/A	1.00%	14.07%	13.78%	8.72%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Multisector Bond	Loomis Sayles Bond Fund - Class ADM* Adviser: Loomis, Sayles & Company LP Subadviser: N/A	1.14%	7.50%	1.66%	1.59%
US Fund Large Value	Lord Abbett Affiliated Fund, Inc. - Class A (Closed to Contracts issued on or about 8/1/2012) Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.72%	10.20%	9.50%	7.81%
US Fund Multisector Bond	Lord Abbett Bond- Debenture Fund, Inc. - Class A (Closed to Contracts issued on or about 5/3/2010) Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.78%	6.70%	3.34%	3.61%
US Fund Small Growth	Lord Abbett Developing Growth Fund - Class A (Closed to Contracts issued on or about 1/15/2012) Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.94%	8.37%	9.28%	6.82%
US Fund Large Blend	Lord Abbett Dividend Growth Fund - Class A (Closed to Contracts issued on or about 5/3/2010) Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.92%	15.86%	13.27%	10.19%
US Fund Large Value	Lord Abbett Fundamental Equity Fund - Class A Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.96%	12.91%	10.94%	7.58%
US Fund Mid-Cap Growth	Lord Abbett Growth Opportunities Fund - Class A Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.96%	10.48%	9.04%	7.24%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Blend	Lord Abbett International Equity Fund - Class A Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.97%	11.45%	7.72%	2.54%
US Fund Intermediate Core-Plus Bond	Lord Abbett Total Return Fund - Class A Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.65%	5.93%	1.23%	1.83%
US Fund Mid-Cap Blend	Lord Abbett Value Opportunities Fund - Class A Adviser: Lord, Abbett & Co LLC Subadviser: N/A	1.16%	15.94%	10.67%	7.05%
US Fund Large Blend	Massachusetts Investors Trust - Class R3 Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.71%	19.16%	13.73%	10.41%
US Fund Target-Date 2020	MassMutual RetireSMART by JPMorgan 2020 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.92%	10.94%	5.29%	4.16%
US Fund Target-Date 2020	MassMutual RetireSMART by JPMorgan 2020 Fund - Class SVC* (Closed to Contracts issued on or about 5/1/2014) Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.67%	11.23%	5.54%	4.42%
US Fund Target-Date 2025	MassMutual RetireSMART by JPMorgan 2025 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.92%	12.23%	6.51%	4.92%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2025	MassMutual RetireSMART by JPMorgan 2025 Fund - Class SVC* (Closed to Contracts issued on or about 5/1/2014) Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.67%	12.52%	6.79%	5.19%
US Fund Target-Date 2030	MassMutual RetireSMART by JPMorgan 2030 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.96%	13.89%	7.55%	5.47%
US Fund Target-Date 2030	MassMutual RetireSMART by JPMorgan 2030 Fund - Class SVC* (Closed to Contracts issued on or about 5/1/2014) Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.71%	14.15%	7.83%	5.75%
US Fund Target-Date 2035	MassMutual RetireSMART by JPMorgan 2035 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.99%	16.21%	8.58%	5.98%
US Fund Target-Date 2035	MassMutual RetireSMART by JPMorgan 2035 Fund - Class SVC* (Closed to Contracts issued on or about 5/1/2014) Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.74%	16.36%	8.84%	6.25%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2040	MassMutual RetireSMART by JPMorgan 2040 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.99%	17.56%	9.44%	6.36%
US Fund Target-Date 2040	MassMutual RetireSMART by JPMorgan 2040 Fund - Class SVC* (Closed to Contracts issued on or about 5/1/2014) Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.74%	17.93%	9.73%	6.63%
US Fund Target-Date 2045	MassMutual RetireSMART by JPMorgan 2045 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.98%	18.48%	10.10%	6.68%
US Fund Target-Date 2045	MassMutual RetireSMART by JPMorgan 2045 Fund - Class SVC* (Closed to Contracts issued on or about 5/1/2014) Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.73%	18.89%	10.37%	6.95%
US Fund Target-Date 2050	MassMutual RetireSMART by JPMorgan 2050 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.98%	18.84%	10.13%	6.84%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2050	MassMutual RetireSMART by JPMorgan 2050 Fund - Class SVC* (Closed to Contracts issued on or about 5/1/2014) Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.73%	19.08%	10.44%	7.10%
US Fund Target-Date 2055	MassMutual RetireSMART by JPMorgan 2055 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.97%	18.88%	10.15%	6.88%
US Fund Target-Date 2060	MassMutual RetireSMART by JPMorgan 2060 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.97%	18.75%	10.14%	8.14%
US Fund Target-Date Retirement	MassMutual RetireSMART by JPMorgan in Retirement Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.94%	10.94%	4.92%	3.46%
US Fund Target-Date Retirement	MassMutual RetireSMART by JPMorgan in Retirement Fund - Class SVC* (Closed to Contracts issued on or about 5/1/2014) Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.69%	11.14%	5.19%	3.72%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Emerging Markets Bond	MFS® Emerging Markets Debt Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	1.06%	10.10%	2.24%	2.73%
US Fund Intermediate Government	MFS® Government Securities Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.76%	3.95%	0.11%	0.81%
US Fund Large Growth	MFS® Growth Fund - Class R3* (Closed to Contracts issued on or about 8/26/2011) Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.85%	35.79%	15.71%	12.65%
US Fund Foreign Large Growth	MFS® International Growth Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	1.08%	14.54%	9.18%	6.09%
US Fund Foreign Large Growth	MFS® International Intrinsic Value Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	1.03%	17.60%	8.47%	6.84%
US Fund Small Growth	MFS® New Discovery Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	1.29%	13.97%	10.52%	7.23%
US Fund Foreign Large Blend	MFS® Research International Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	1.04%	13.10%	8.45%	4.04%
US Fund Intermediate Core-Plus Bond	MFS® Total Return Bond Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.70%	6.95%	1.61%	1.88%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Moderate Allocation	MFS® Total Return Fund - Class R3 Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.73%	10.29%	8.41%	6.39%
US Fund Utilities	MFS® Utilities Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	1.02%	-2.22%	8.16%	6.23%
US Fund Large Value	MFS® Value Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.79%	7.92%	11.24%	8.41%
US Fund Global Large- Stock Growth	MSIF Global Opportunity Portfolio - Class A Adviser: Morgan Stanley Investment Management, Inc. Subadviser: N/A	1.24%	49.29%	12.72%	12.65%
US Fund Large Blend	Neuberger Berman Sustainable Equity Fund - Class A Adviser: Neuberger Berman Investment Advisers LLC Subadviser: N/A	1.06%	26.53%	13.64%	9.77%
US Fund Small Blend	North Square Spectrum Alpha Fund - Class A Adviser: North Square Investments, LLC Subadviser: NSI Retail Advisors, LLC	2.26%	24.70%	9.77%	6.01%
US Fund Large Blend	Nuveen Dividend Growth Fund - Class A Adviser: Nuveen Fund Advisors, LLC. Subadviser: Nuveen Asset Management, LLC	0.92%	14.79%	13.61%	10.20%
US Fund Foreign Large Value	Nuveen International Value Fund - Class A* Adviser: Nuveen Fund Advisors, LLC. Subadviser: Nuveen Asset Management, LLC	1.15%	20.31%	8.46%	3.51%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Growth	Nuveen Mid Cap Growth Opportunities Fund - Class A* Adviser: Nuveen Fund Advisors, LLC. Subadviser: Nuveen Asset Management, LLC	1.17%	19.94%	11.17%	7.62%
US Fund Small Blend	Nuveen Small Cap Select Fund - Class A* Adviser: Nuveen Fund Advisors, LLC. Subadviser: Nuveen Asset Management, LLC	1.24%	17.30%	12.18%	8.05%
US Fund Large Growth	PGIM Jennison Focused Growth Fund - Class A* Adviser: PGIM Investments LLC Subadviser: Jennison Associates LLC	1.05%	52.29%	16.06%	13.00%
US Fund Mid-Cap Growth	PGIM Jennison Mid-Cap Growth Fund, Inc. - Class A Adviser: PGIM Investments LLC Subadviser: Jennison Associates LLC	1.07%	20.18%	14.66%	9.36%
US Fund Natural Resources	PGIM Jennison Natural Resources Fund, Inc. - Class A Adviser: PGIM Investments LLC Subadviser: Jennison Associates LLC	1.27%	-2.18%	14.95%	1.43%
US Fund Inflation- Protected Bond	PIMCO Real Return Fund - Class A Adviser: Pacific Investment Management Company, LLC Subadviser: N/A	1.07%	3.33%	2.87%	1.97%
US Fund Intermediate Core-Plus Bond	PIMCO Total Return ESG Fund - Admin Class Adviser: Pacific Investment Management Company, LLC Subadviser: N/A	0.86%	5.53%	0.70%	1.37%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core-Plus Bond	PIMCO Total Return Fund - Class A Adviser: Pacific Investment Management Company, LLC Subadviser: N/A	0.83%	5.94%	0.97%	1.57%
US Fund Large Value	Pioneer Disciplined Value Fund - Class A Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	0.89%	8.10%	11.45%	7.81%
US Fund Large Blend	Pioneer Fund - Class A Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	0.93%	28.32%	16.73%	12.05%
US Fund Large Growth	Pioneer Fundamental Growth Fund - Class A Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.02%	32.48%	17.38%	13.00%
US Fund Global Large- Stock Value	Pioneer Global Sustainable Equity Fund - Class A* (Closed to Contracts issued on or about 5/3/2010) Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.15%	16.24%	13.70%	8.49%
US Fund Mid-Cap Value	Pioneer Mid Cap Value Fund - Class A (Closed to Contracts issued on or about 9/30/2011) Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.19%	12.16%	12.46%	7.35%
US Fund Mid-Cap Growth	Pioneer Select Mid Cap Growth Fund - Class A (Closed to Contracts issued on or about 9/1/2009) Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.03%	18.06%	10.46%	8.58%
US Fund Multisector Bond	Pioneer Strategic Income Fund - Class A Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.11%	7.76%	2.61%	2.67%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	Putnam Core Equity Fund - Class A Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited	0.99%	27.68%	16.74%	11.87%
US Fund High Yield Bond	Putnam High Yield Fund - Class A Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited	1.05%	11.94%	4.47%	3.59%
US Fund Foreign Small/Mid Blend	Putnam International Capital Opportunities Fund - Class A Adviser: Putnam Investment Management, LLC Subadviser: The Putnam Advisory Company, LLC; Putnam Investments Limited	1.58%	15.22%	8.38%	3.75%
US Fund Foreign Large Blend	Putnam International Equity Fund - Class A (Closed to Contracts issued on or about 5/3/2010) Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited; The Putnam Advisory Company LLC	1.26%	18.62%	9.03%	3.61%
US Fund Large Growth	Putnam Large Cap Growth Fund - Class A Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited	0.90%	44.23%	18.37%	14.28%
US Fund Large Value	Putnam Large Cap Value Fund - Class A Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited	0.90%	15.40%	14.30%	10.12%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	Putnam Research Fund - Class A (Closed to Contracts issued on or about 5/3/2010) Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limite; The Putnam Advisory Company LLC	1.04%	28.83%	16.09%	11.88%
US Fund Large Growth	Putnam Sustainable Leaders Fund - Class A (Closed to Contracts issued on or about 5/3/2010) Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited	0.92%	26.25%	15.97%	12.54%
US Fund Small Value	Royce Small-Cap Total Return Fund - Service Class* Adviser: Royce & Associates, LP Subadviser: N/A	1.53%	23.85%	11.36%	7.11%
US Fund Small Value	Royce Small-Cap Value Fund - Service Class* Adviser: Royce & Associates, LP Subadviser: N/A	1.49%	26.08%	9.96%	5.34%
US Fund Large Value	T. Rowe Price Equity Income Fund - Class R Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.23%	9.06%	10.69%	7.38%
US Fund Large Growth	T. Rowe Price Growth Stock Fund - Class R Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.18%	44.52%	12.74%	11.13%
US Fund Target-Date 2000-2010	T. Rowe Price Retirement 2010 Fund - R Class (Closed to Contracts issued on or about 5/3/2010) Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	0.99%	11.85%	5.91%	4.56%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2015	T. Rowe Price Retirement 2015 Fund - R Class (Closed to Contracts issued on or about 5/2/2016) Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.00%	12.34%	6.48%	5.01%
US Fund Target-Date 2020	T. Rowe Price Retirement 2020 Fund - R Class (Closed to Contracts issued on or about 5/3/2010) Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.03%	12.92%	7.11%	5.52%
US Fund Target-Date 2025	T. Rowe Price Retirement 2025 Fund - R Class (Closed to Contracts issued on or about 5/2/2016) Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.04%	13.97%	7.90%	6.05%
US Fund Target-Date 2030	T. Rowe Price Retirement 2030 Fund - R Class (Closed to Contracts issued on or about 5/3/2010) Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.07%	15.72%	8.70%	6.59%
US Fund Target-Date 2035	T. Rowe Price Retirement 2035 Fund - R Class (Closed to Contracts issued on or about 5/2/2016) Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.09%	17.58%	9.50%	7.05%
US Fund Target-Date 2040	T. Rowe Price Retirement 2040 Fund - R Class (Closed to Contracts issued on or about 5/3/2010) Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.10%	18.95%	10.14%	7.42%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2045	T. Rowe Price Retirement 2045 Fund - R Class (Closed to Contracts issued on or about 5/2/2016) Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.12%	19.89%	10.62%	7.67%
US Fund Target-Date 2050	T. Rowe Price Retirement 2050 Fund - R Class (Closed to Contracts issued on or about 5/3/2010) Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.13%	20.11%	10.68%	7.71%
US Fund Target-Date 2055	T. Rowe Price Retirement 2055 Fund - R Class (Closed to Contracts issued on or about 5/2/2016) Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.14%	20.14%	10.64%	7.67%
US Fund Target-Date 2060	T. Rowe Price Retirement 2060 Fund - R Class (Closed to Contracts issued on or about 5/2/2016) Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.14%	20.22%	10.65%	8.13%
US Fund Moderately Conservative Allocation	T. Rowe Price Retirement Balanced Fund - R Class (Closed to Contracts issued on or about 5/3/2010) Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	0.99%	10.86%	5.64%	4.16%
US Fund Foreign Large Value	Templeton Foreign Fund - Class A* Adviser: Templeton Global Advisors Limited Subadviser: N/A	1.10%	19.95%	6.34%	2.27%
US Fund Global Bond	Templeton Global Bond Fund - Class A* Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.97%	2.43%	-2.57%	-0.62%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Large- Stock Blend	Templeton Growth Fund, Inc. - Class A (Closed to Contracts issued on or about 5/3/2010) Adviser: Templeton Global Advisors Limited Subadviser: Templeton Asset Management Ltd.	1.04%	20.98%	6.40%	3.22%
US Fund Foreign Large Blend	Thornburg International Equity Fund - Class R4* Adviser: Thornburg Investment Management Inc Subadviser: N/A	1.16%	15.70%	10.18%	4.68%
US Fund Mid-Cap Blend	Thornburg Small/Mid Cap Core Fund - Class R4* (Closed to Contracts issued on or about 8/1/2013) Adviser: Thornburg Investment Management Inc Subadviser: N/A	1.21%	13.32%	8.44%	7.52%
US Fund Mid-Cap Growth	Thornburg Small/Mid Cap Growth Fund - Class R4* (Closed to Contracts issued on or about 9/30/2011) Adviser: Thornburg Investment Management Inc Subadviser: N/A	1.36%	19.68%	6.56%	5.24%
US Fund Intermediate Core Bond	TIAA-CREF Bond Index Fund - Retirement Class Adviser: Teachers Advisors LLC Subadviser: N/A	0.32%	5.48%	0.72%	1.44%
US Fund Large Blend	TIAA-CREF Equity Index Fund - Retirement Class Adviser: Teachers Advisors LLC Subadviser: N/A	0.30%	25.59%	14.84%	11.17%
US Fund Large Growth	TIAA-CREF Large-Cap Growth Index Fund - Retirement Class Adviser: Teachers Advisors LLC Subadviser: N/A	0.30%	42.29%	19.14%	14.51%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	TIAA-CREF Large-Cap Value Index Fund - Retirement Class Adviser: Teachers Advisors LLC Subadviser: N/A	0.30%	11.15%	10.61%	8.09%
US Fund Mid-Cap Blend	Timothy Plan Large/Mid- Cap Value Fund - Class A* Adviser: Timothy Partners Ltd Subadviser: Westwood Management Corp	1.34%	13.20%	12.70%	8.67%
US Fund Large Blend	Victory Diversified Stock Fund - Class A (Closed to Contracts issued on or about 8/1/2012) Adviser: Victory Capital Management Inc. Subadviser: N/A	1.07%	24.70%	15.13%	9.49%
US Fund Mid-Cap Growth	Victory Munder Mid-Cap Core Growth Fund - Class A Adviser: Victory Capital Management Inc. Subadviser: N/A	1.28%	14.28%	11.30%	7.45%
US Fund Large Blend	Victory Special Value Fund - Class A (Closed to Contracts issued on or about 8/1/2013) Adviser: Victory Capital Management Inc. Subadviser: N/A	1.38%	24.38%	14.72%	8.78%
US Fund Mid-Cap Value	Victory Sycamore Established Value Fund - Class A Adviser: Victory Capital Management Inc. Subadviser: N/A	0.90%	9.95%	14.22%	10.62%
US Fund Small Value	Victory Sycamore Small Company Opportunity Fund - Class A Adviser: Victory Capital Management Inc. Subadviser: N/A	1.25%	11.05%	11.30%	9.09%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	Virtus Ceredex Large-Cap Value Equity Fund - Class A Adviser: Virtus Fund Advisers, LLC Subadviser: Ceredex Value Advisors LLC	1.24%	14.57%	10.67%	7.63%
US Fund Mid-Cap Value	Virtus Ceredex Mid-Cap Value Equity Fund - Class A Adviser: Virtus Fund Advisers, LLC Subadviser: Ceredex Value Advisors LLC	1.28%	10.63%	9.80%	7.33%
US Fund Small Blend	Virtus Ceredex Small-Cap Value Equity Fund - Class A (Closed to Contracts issued on or about 4/20/2012) Adviser: Virtus Fund Advisers, LLC Subadviser: Ceredex Value Advisors LLC	1.46%	14.30%	8.94%	6.13%
US Fund Large Value	Virtus NFJ Dividend Value Fund - Class A Adviser: Virtus Investment Advisers, Inc. Subadviser: NFJ Investment Group LLC - Dallas	1.04%	19.14%	9.94%	6.85%
US Fund Foreign Large Value	Virtus NFJ International Value Fund - Class A* Adviser: Virtus Investment Advisers, Inc. Subadviser: NFJ Investment Group LLC - Dallas	1.30%	10.33%	5.39%	0.24%
US Fund Small Value	Virtus NFJ Small-Cap Value Fund - Class A* Adviser: Virtus Investment Advisers, Inc. Subadviser: NFJ Investment Group LLC - Dallas	1.17%	23.00%	8.70%	4.40%
US Fund Intermediate Core-Plus Bond	Virtus Seix Total Return Bond Fund - Class A Adviser: Virtus Fund Advisers, LLC Subadviser: Seix Investment Advisors	0.70%	4.37%	0.98%	1.55%

Portfolio Company Objective [Text Block]	UNDERLYINGFUND TYPE
Temporary Fee Reductions, Current Expenses [Text Block]	*Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.HV-6775
Premier Solutions Cornerstone (Series II) | NotaShortTermInvestmentMember
Prospectus:
Principal Risk [Text Block]	Not a Short Term Investment Vehicle. The Contract is designed for retirement savings or other long-term purposes. It is not appropriate for investors who need ready access to cash.
Premier Solutions Cornerstone (Series II) | InvestmentOptions1RiskMember
Prospectus:
Principal Risk [Text Block]	Risks Associated with Underlying Funds. The value of your investment and any returns will depend on the performance of the Underlying Fund(s) you select. You bear the risk of any decline in your Participant Account value resulting from the Underlying Fund(s)’ performance.
Premier Solutions Cornerstone (Series II) | CompanysClaimsPayingAbilityMember
Prospectus:
Principal Risk [Text Block]	Company’s Claims Paying Ability. Guarantees and benefits provided by the Talcott Resolution are subject to the financial strength and claims paying ability of the company. If the Talcott experiences financial difficulty, it may not be able to make guaranteed payments that exceed the assets in the Separate Account.
Premier Solutions Cornerstone (Series II) | DeductionThirdPartyAdvisoryFeesMember
Prospectus:
Principal Risk [Text Block]	Deduction of Third-Party Advisory Fees. Risks relating to the deduction of advisory fees will reduce your Participant Account Value and subject to state and federal income tax, as well as a 10% federal penalty tax if the Participant is under age 59 1/2.
Premier Solutions Cornerstone (Series II) | LimitationsonSurrendersandWithdrawalsMember
Prospectus:
Principal Risk [Text Block]	Limitations on Surrenders and Withdrawals. During the first five Contract Years we will deduct a Contingent Deferred Surrender Charge if you surrender or take a withdrawal from the Contract. You should purchase the Contract only if you have the ability to keep it in force for a substantial period of time.
Premier Solutions Cornerstone (Series II) | ContractSuspensionMember
Prospectus:
Principal Risk [Text Block]	Contract Suspension. The Contract may be suspended where new Contributions and new Participant Accounts may be prohibited.
Premier Solutions Cornerstone (Series II) | TaxConsequencesMember
Prospectus:
Principal Risk [Text Block]	Tax Consequences. Withdrawals are generally taxable as ordinary income. Withdrawals before age 59 1∕2 may be subject to a tax penalty.
Premier Solutions Cornerstone (Series II) | CyberSecurityandBusinessContinuityRiskMember
Prospectus:
Principal Risk [Text Block]	Cyber Security and Business Continuity Risk. Our business is highly dependent upon the effective operation of our computer systems and those of our business partners and service providers. Our business is therefore vulnerable to disruptions from utility outages and susceptible to operational and information security risks resulting from system failures and cybersecurity incidents. These risks include, among other things, the theft, misuse, corruption and destruction of electronic data, interference with or denial of service, attacks on systems or websites and other operational disruptions that could severely impede our ability to conduct our business and administer the Contract. Financial services companies and their third-party service providers are increasingly the targets of cyber-attacks involving the encryption of data (e.g., ransomware), disruptions in communications (e.g., denial of service), or unauthorized access to or release of personal or confidential information. In 2023, we were notified of a data security incident involving the MOVEit file transfer system used by numerous financial services companies. A third-party vendor uses that software on our behalf to, among other things, identify the deaths of insured persons and annuitants under life insurance policies and annuity contracts. We notified affected customers as required by law, and we continue to assess and investigate the overall impact of the incident. The techniques used to attack systems and networks change frequently, are becoming more sophisticated, and can originate from a wide variety of sources. The use of remote or flexible work arrangements, remote access tools, and mobile technology has expanded potential targets for cyber-attack. System failures and cybersecurity incidents may adversely affect you and/or your Contract. For instance, a cyber-attack may interfere with our ability to process Contract transactions or calculate Contract values, including Accumulation Unit values, or could result in the release of confidential customer information. Such events could also adversely affect us, as they may result in regulatory fines, financial losses and reputational damage. Cybersecurity incidents may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. Although we take efforts to protect our systems from cybersecurity incidents, there can be no assurance that we or our service providers or the underlying funds will be able to avoid cybersecurity incidents affecting Contract owners in the future. It is possible that a cybersecurity incident could persist for an extended period of time without detection. We are also exposed to risks related to natural and man-made disasters, and other severe events, such as storms, public health crises, terrorist acts, and military actions, any of which could adversely affect our business operations. While we have a business continuity plan and have taken precautions, we cannot assure you that severe events will not result in interruptions to our business operations, particularly if such events affect our computer systems or result in a significant number of our employees becoming unavailable. Interruptions to our business operations may impair our ability to effectively administer the Contract, including our ability to process orders and calculate Contract values. Additionally, our third-party service providers and other third-parties related to our business (such as financial intermediaries or underlying funds) are subject to similar risks. Successful implementation and execution of their business continuity policies and procedures are largely beyond our control. Disruptions to their business operations may impair our own business operations.Cybersecurity incidents may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. Although we take efforts to protect our systems from cybersecurity incidents, there can be no assurance that we or our service providers or the underlying funds will be able to avoid cybersecurity incidents affecting Contract owners in the future. It is possible that a cybersecurity incident could persist for an extended period of time without detection. We are also exposed to risks related to natural and man-made disasters, and other severe events, such as storms, public health crises, terrorist acts, and military actions, any of which could adversely affect our business operations. While we have a business continuity plan and have taken precautions, we cannot assure you that severe events will not result in interruptions to our business operations, particularly if such events affect our computer systems or result in a significant number of our employees becoming unavailable. Interruptions to our business operations may impair our ability to effectively administer the Contract, including our ability to process orders and calculate Contract values. Additionally, our third-party service providers and other third-parties related to our business (such as financial intermediaries or underlying funds) are subject to similar risks. Successful implementation and execution of their business continuity policies and procedures are largely beyond our control. Disruptions to their business operations may impair our own business operations.
Premier Solutions Cornerstone (Series II) | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	You can lose money by investing in this Contract, including loss of principal and prior credited earnings.
Premier Solutions Cornerstone (Series II) | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	The Contract is designed as a long-term accumulation Investment for retirement savings. It is not designed for short term investment and is not appropriate for an investor who needs ready access to cash.
Premier Solutions Cornerstone (Series II) | Investment Options Risk [Member]
Prospectus:
Risk [Text Block]	•An investment in this Contract is subject to the risk of poor investment performance of the Underlying Funds available under the Contract.•Each Underlying Fund has its own unique risks.•You should review the prospectus for each Underlying Fund before making an investment decision.
Premier Solutions Cornerstone (Series II) | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	Any obligations, guarantees, and benefits of the Contract are subject to the claims- paying ability of the Talcott Resolution. If Talcott Resolution experiences financial distress, it may not be able to meet its obligations to you. More information about Talcott Resolution, including its financial strength ratings, is available upon request. You may make such request by calling 844-804-8989 or visiting https://www.talcottresolution.com
Premier Solutions Cornerstone (Series II) | AmericanCenturyEquityIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	American Century Equity Income Fund - Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	3.64%
Average Annual Total Returns, 5 Years [Percent]	7.80%
Average Annual Total Returns, 10 Years [Percent]	7.72%
Premier Solutions Cornerstone (Series II) | AmericanCenturyUSGovernmentMoneyMarketFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Money Market - Taxable
Portfolio Company Name [Text Block]	American Century U.S. Government Money Market Fund - Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	4.40%
Average Annual Total Returns, 5 Years [Percent]	1.44%
Average Annual Total Returns, 10 Years [Percent]	1.10%
Premier Solutions Cornerstone (Series II) | CalvertEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Calvert Equity Fund - Class A
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Portfolio Company Subadviser [Text Block]	Atlanta Capital Management Company,LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	17.93%
Average Annual Total Returns, 5 Years [Percent]	16.27%
Average Annual Total Returns, 10 Years [Percent]	12.70%
Premier Solutions Cornerstone (Series II) | FranklinMutualGlobalDiscoveryFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Value
Portfolio Company Name [Text Block]	Franklin Mutual Global Discovery Fund - Class A*
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	1.21%
Average Annual Total Returns, 1 Year [Percent]	20.27%
Average Annual Total Returns, 5 Years [Percent]	10.11%
Average Annual Total Returns, 10 Years [Percent]	6.04%
Premier Solutions Cornerstone (Series II) | InvescoEquityandIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Moderately Aggressive Allocation
Portfolio Company Name [Text Block]	Invesco Equity and Income Fund - Class A*
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	9.99%
Average Annual Total Returns, 5 Years [Percent]	9.61%
Average Annual Total Returns, 10 Years [Percent]	6.84%
Premier Solutions Cornerstone (Series II) | PIMCOTotalReturnESGFundAdminClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	PIMCO Total Return ESG Fund - Admin Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	5.53%
Average Annual Total Returns, 5 Years [Percent]	0.70%
Average Annual Total Returns, 10 Years [Percent]	1.37%
Premier Solutions Cornerstone (Series II) | TempletonForeignFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Value
Portfolio Company Name [Text Block]	Templeton Foreign Fund - Class A*
Portfolio Company Adviser [Text Block]	Templeton Global Advisors Limited
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	19.95%
Average Annual Total Returns, 5 Years [Percent]	6.34%
Average Annual Total Returns, 10 Years [Percent]	2.27%
Premier Solutions Cornerstone (Series II) | ABDiscoveryValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	AB Discovery Value Fund - Class A
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	14.77%
Average Annual Total Returns, 5 Years [Percent]	10.57%
Average Annual Total Returns, 10 Years [Percent]	7.36%
Premier Solutions Cornerstone (Series II) | ABInternationalValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Value
Portfolio Company Name [Text Block]	AB International Value Fund - Class A* (Closed to Contracts issued on or about 8/1/2011)
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	15.23%
Average Annual Total Returns, 5 Years [Percent]	6.44%
Average Annual Total Returns, 10 Years [Percent]	2.33%
Premier Solutions Cornerstone (Series II) | ABSustainableInternationalThematicFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	AB Sustainable International Thematic Fund - Class A (Closed to Contracts issued on or about 8/1/2012)
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	13.09%
Average Annual Total Returns, 5 Years [Percent]	8.02%
Average Annual Total Returns, 10 Years [Percent]	3.89%
Premier Solutions Cornerstone (Series II) | ABValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	AB Value Fund - Class A (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	18.79%
Average Annual Total Returns, 5 Years [Percent]	11.37%
Average Annual Total Returns, 10 Years [Percent]	6.70%
Premier Solutions Cornerstone (Series II) | AlgerCapitalAppreciationInstitutionalFundClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Alger Capital Appreciation Institutional Fund - Class I
Portfolio Company Adviser [Text Block]	Fred Alger Management, LLC
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	42.88%
Average Annual Total Returns, 5 Years [Percent]	14.90%
Average Annual Total Returns, 10 Years [Percent]	12.14%
Premier Solutions Cornerstone (Series II) | AlgerMidCapGrowthInstitutionalFundClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Alger Mid Cap Growth Institutional Fund - Class I* (Closed to Contracts issued on or about 8/1/2012)
Portfolio Company Adviser [Text Block]	Fred Alger Management, LLC
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	22.68%
Average Annual Total Returns, 5 Years [Percent]	12.04%
Average Annual Total Returns, 10 Years [Percent]	8.73%
Premier Solutions Cornerstone (Series II) | AlgerSmallCapGrowthInstitutionalFundClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	Alger Small Cap Growth Institutional Fund - Class I
Portfolio Company Adviser [Text Block]	Fred Alger Management, LLC
Current Expenses [Percent]	1.38%
Average Annual Total Returns, 1 Year [Percent]	14.83%
Average Annual Total Returns, 5 Years [Percent]	7.63%
Average Annual Total Returns, 10 Years [Percent]	6.72%
Premier Solutions Cornerstone (Series II) | AllspringAssetAllocationFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Moderate Allocation
Portfolio Company Name [Text Block]	Allspring Asset Allocation Fund - Class A*
Portfolio Company Adviser [Text Block]	Allspring Funds Management, LLC
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	14.32%
Average Annual Total Returns, 5 Years [Percent]	8.19%
Average Annual Total Returns, 10 Years [Percent]	4.38%
Premier Solutions Cornerstone (Series II) | AllspringEmergingMarketsEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Diversified Emerging Mkts
Portfolio Company Name [Text Block]	Allspring Emerging Markets Equity Fund - Class A*
Portfolio Company Adviser [Text Block]	Allspring Funds Management, LLC
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Current Expenses [Percent]	1.43%
Average Annual Total Returns, 1 Year [Percent]	8.39%
Average Annual Total Returns, 5 Years [Percent]	3.34%
Average Annual Total Returns, 10 Years [Percent]	2.00%
Premier Solutions Cornerstone (Series II) | AllspringUtilityandTelecommunicationsFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Utilities
Portfolio Company Name [Text Block]	Allspring Utility and Telecommunications Fund - Class A*
Portfolio Company Adviser [Text Block]	Allspring Funds Management, LLC
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	(5.19%)
Average Annual Total Returns, 5 Years [Percent]	6.75%
Average Annual Total Returns, 10 Years [Percent]	6.95%
Premier Solutions Cornerstone (Series II) | AmericanCenturyGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	American Century Growth Fund - Class A*
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	42.91%
Average Annual Total Returns, 5 Years [Percent]	17.76%
Average Annual Total Returns, 10 Years [Percent]	13.23%
Premier Solutions Cornerstone (Series II) | AmericanFundsAMCAPFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	American Funds AMCAP Fund® - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	30.59%
Average Annual Total Returns, 5 Years [Percent]	11.73%
Average Annual Total Returns, 10 Years [Percent]	9.72%
Premier Solutions Cornerstone (Series II) | AmericanFundsAmericanBalancedFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Moderate Allocation
Portfolio Company Name [Text Block]	American Funds American Balanced Fund® - Class R3 (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	13.61%
Average Annual Total Returns, 5 Years [Percent]	8.55%
Average Annual Total Returns, 10 Years [Percent]	7.18%
Premier Solutions Cornerstone (Series II) | AmericanFundsAmericanMutualFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	American Funds American Mutual Fund® - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	9.03%
Average Annual Total Returns, 5 Years [Percent]	10.36%
Average Annual Total Returns, 10 Years [Percent]	8.75%
Premier Solutions Cornerstone (Series II) | AmericanFundsCapitalIncomeBuilderClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Allocation
Portfolio Company Name [Text Block]	American Funds Capital Income Builder® - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	8.62%
Average Annual Total Returns, 5 Years [Percent]	6.78%
Average Annual Total Returns, 10 Years [Percent]	4.83%
Premier Solutions Cornerstone (Series II) | AmericanFundsCapitalWorldGrowthandIncomeFundSMClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Blend
Portfolio Company Name [Text Block]	American Funds Capital World Growth and Income FundSM - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	20.42%
Average Annual Total Returns, 5 Years [Percent]	10.30%
Average Annual Total Returns, 10 Years [Percent]	6.89%
Premier Solutions Cornerstone (Series II) | AmericanFundsFundamentalInvestorsFundSMClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	American Funds Fundamental Investors FundSM - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	25.46%
Average Annual Total Returns, 5 Years [Percent]	13.13%
Average Annual Total Returns, 10 Years [Percent]	10.28%
Premier Solutions Cornerstone (Series II) | AmericanFundsNewPerspectiveFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Growth
Portfolio Company Name [Text Block]	American Funds New Perspective Fund® - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	24.19%
Average Annual Total Returns, 5 Years [Percent]	13.16%
Average Annual Total Returns, 10 Years [Percent]	9.38%
Premier Solutions Cornerstone (Series II) | AmericanFundsWashingtonMutualInvestorsFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	American Funds Washington Mutual Investors Fund - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	16.85%
Average Annual Total Returns, 5 Years [Percent]	12.89%
Average Annual Total Returns, 10 Years [Percent]	10.22%
Premier Solutions Cornerstone (Series II) | AmericanFundsEuroPacificGrowthFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	American Funds EuroPacific Growth Fund® - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	15.29%
Average Annual Total Returns, 5 Years [Percent]	7.34%
Average Annual Total Returns, 10 Years [Percent]	4.22%
Premier Solutions Cornerstone (Series II) | AmericanFundsTheBondFundofAmericaClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core Bond
Portfolio Company Name [Text Block]	American Funds The Bond Fund of America® - Class R3 (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	4.42%
Average Annual Total Returns, 5 Years [Percent]	1.31%
Average Annual Total Returns, 10 Years [Percent]	1.65%
Premier Solutions Cornerstone (Series II) | AmericanFundsTheGrowthFundofAmericaClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	American Funds The Growth Fund of America® - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	36.76%
Average Annual Total Returns, 5 Years [Percent]	14.53%
Average Annual Total Returns, 10 Years [Percent]	11.48%
Premier Solutions Cornerstone (Series II) | AmericanFundsTheIncomeFundofAmericaClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Moderately Aggressive Allocation
Portfolio Company Name [Text Block]	American Funds The Income Fund of America® - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	7.22%
Average Annual Total Returns, 5 Years [Percent]	7.71%
Average Annual Total Returns, 10 Years [Percent]	6.10%
Premier Solutions Cornerstone (Series II) | AmericanFundsTheInvestmentCompanyofAmericaClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	American Funds The Investment Company of America® - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	28.04%
Average Annual Total Returns, 5 Years [Percent]	13.72%
Average Annual Total Returns, 10 Years [Percent]	10.22%
Premier Solutions Cornerstone (Series II) | AmericanFundsTheNewEconomyFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Growth
Portfolio Company Name [Text Block]	American Funds The New Economy Fund® - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	28.70%
Average Annual Total Returns, 5 Years [Percent]	11.04%
Average Annual Total Returns, 10 Years [Percent]	9.01%
Premier Solutions Cornerstone (Series II) | AveMariaGrowthFundMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Ave Maria Growth Fund
Portfolio Company Adviser [Text Block]	Schwartz Investment Counsel Inc
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	30.29%
Average Annual Total Returns, 5 Years [Percent]	14.38%
Average Annual Total Returns, 10 Years [Percent]	11.12%
Premier Solutions Cornerstone (Series II) | AveMariaRisingDividendFundMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Ave Maria Rising Dividend Fund
Portfolio Company Adviser [Text Block]	Schwartz Investment Counsel Inc
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	13.19%
Average Annual Total Returns, 5 Years [Percent]	12.79%
Average Annual Total Returns, 10 Years [Percent]	9.18%
Premier Solutions Cornerstone (Series II) | AveMariaValueFundMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Ave Maria Value Fund
Portfolio Company Adviser [Text Block]	Schwartz Investment Counsel Inc
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	3.52%
Average Annual Total Returns, 5 Years [Percent]	11.55%
Average Annual Total Returns, 10 Years [Percent]	6.23%
Premier Solutions Cornerstone (Series II) | BlackRockAdvantageLargeCapGrowthFundInvestorASharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	BlackRock Advantage Large Cap Growth Fund - Investor A Shares* (Closed to Contracts issued on or about 8/1/2013)
Portfolio Company Adviser [Text Block]	BlackRock Advisors LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	39.37%
Average Annual Total Returns, 5 Years [Percent]	17.02%
Average Annual Total Returns, 10 Years [Percent]	11.40%
Premier Solutions Cornerstone (Series II) | BlackRockAdvantageSmallCapGrowthFundInvestorASharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	BlackRock Advantage Small Cap Growth Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	BlackRock Advisors LLC
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	18.47%
Average Annual Total Returns, 5 Years [Percent]	10.23%
Average Annual Total Returns, 10 Years [Percent]	6.93%
Premier Solutions Cornerstone (Series II) | BlackRockCapitalAppreciationFundIncInvestorASharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	BlackRock Capital Appreciation Fund, Inc. - Investor A Shares
Portfolio Company Adviser [Text Block]	BlackRock Advisors LLC
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	48.85%
Average Annual Total Returns, 5 Years [Percent]	15.58%
Average Annual Total Returns, 10 Years [Percent]	12.37%
Premier Solutions Cornerstone (Series II) | BlackRockEquityDividendFundInvestorASharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	BlackRock Equity Dividend Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	BlackRock Advisors LLC
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	12.37%
Average Annual Total Returns, 5 Years [Percent]	11.26%
Average Annual Total Returns, 10 Years [Percent]	8.76%
Premier Solutions Cornerstone (Series II) | BlackRockGlobalAllocationFundIncInvestorASharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Allocation
Portfolio Company Name [Text Block]	BlackRock Global Allocation Fund, Inc. - Investor A Shares*
Portfolio Company Adviser [Text Block]	BlackRock Advisors LLC
Portfolio Company Subadviser [Text Block]	BlackRock International Limited; BlackRock (Singapore) Limited
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	12.34%
Average Annual Total Returns, 5 Years [Percent]	7.29%
Average Annual Total Returns, 10 Years [Percent]	4.52%
Premier Solutions Cornerstone (Series II) | BlackRockLifePathDynamic2030FundInvestorASharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2030
Portfolio Company Name [Text Block]	BlackRock LifePath®Dynamic 2030 Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock International Limited; BlackRock (Singapore) Limited
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	14.97%
Average Annual Total Returns, 5 Years [Percent]	8.06%
Average Annual Total Returns, 10 Years [Percent]	6.00%
Premier Solutions Cornerstone (Series II) | BlackRockLifePathDynamic2040FundInvestorASharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2040
Portfolio Company Name [Text Block]	BlackRock LifePath®Dynamic 2040 Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock International Limited; BlackRock (Singapore) Limited
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	18.90%
Average Annual Total Returns, 5 Years [Percent]	10.16%
Average Annual Total Returns, 10 Years [Percent]	7.20%
Premier Solutions Cornerstone (Series II) | BlackRockLifePathDynamicRetirementFundInvestorASharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date Retirement
Portfolio Company Name [Text Block]	BlackRock LifePath®Dynamic Retirement Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock International Limited; BlackRock (Singapore) Limited
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	12.00%
Average Annual Total Returns, 5 Years [Percent]	5.87%
Average Annual Total Returns, 10 Years [Percent]	4.45%
Premier Solutions Cornerstone (Series II) | BlackRockMidCapValueFundInvestorASharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	BlackRock Mid Cap Value Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	BlackRock Advisors LLC
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	12.29%
Average Annual Total Returns, 5 Years [Percent]	13.37%
Average Annual Total Returns, 10 Years [Percent]	8.31%
Premier Solutions Cornerstone (Series II) | BlackRockSandP500IndexVIFundClassIIISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Insurance Large Blend
Portfolio Company Name [Text Block]	BlackRock S&P 500 Index V.I. Fund - Class III Shares
Portfolio Company Adviser [Text Block]	BlackRock Advisors LLC
Current Expenses [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	25.90%
Average Annual Total Returns, 5 Years [Percent]	15.26%
Average Annual Total Returns, 10 Years [Percent]	11.52%
Premier Solutions Cornerstone (Series II) | BlackRockLifePathDynamic2025FundInvestorASharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2025
Portfolio Company Name [Text Block]	BlackRock LifePath®Dynamic 2025 Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock International Limited; BlackRock (Singapore) Limited
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	12.87%
Average Annual Total Returns, 5 Years [Percent]	6.79%
Average Annual Total Returns, 10 Years [Percent]	5.23%
Premier Solutions Cornerstone (Series II) | BlackRockLifePathDynamic2035FundInvestorASharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2035
Portfolio Company Name [Text Block]	BlackRock LifePath®Dynamic 2035 Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock International Limited; BlackRock (Singapore) Limited
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	17.00%
Average Annual Total Returns, 5 Years [Percent]	9.12%
Average Annual Total Returns, 10 Years [Percent]	6.62%
Premier Solutions Cornerstone (Series II) | BlackRockLifePathDynamic2045FundInvestorASharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2045
Portfolio Company Name [Text Block]	BlackRock LifePath®Dynamic 2045 Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock International Limited; BlackRock (Singapore) Limited
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	20.72%
Average Annual Total Returns, 5 Years [Percent]	10.82%
Average Annual Total Returns, 10 Years [Percent]	7.54%
Premier Solutions Cornerstone (Series II) | BlackRockLifePathDynamic2050FundInvestorASharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2050
Portfolio Company Name [Text Block]	BlackRock LifePath®Dynamic 2050 Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock International Limited; BlackRock (Singapore) Limited
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	21.69%
Average Annual Total Returns, 5 Years [Percent]	10.93%
Average Annual Total Returns, 10 Years [Percent]	7.63%
Premier Solutions Cornerstone (Series II) | BlackRockLifePathDynamic2055FundInvestorASharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2055
Portfolio Company Name [Text Block]	BlackRock LifePath®Dynamic 2055 Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock International Limited; BlackRock (Singapore) Limited
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	21.77%
Average Annual Total Returns, 5 Years [Percent]	11.13%
Average Annual Total Returns, 10 Years [Percent]	7.70%
Premier Solutions Cornerstone (Series II) | BNYMellonBondMarketIndexFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core Bond
Portfolio Company Name [Text Block]	BNY Mellon Bond Market Index Fund - Investor Class*
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Adviser, Inc
Current Expenses [Percent]	0.40%
Average Annual Total Returns, 1 Year [Percent]	5.14%
Average Annual Total Returns, 5 Years [Percent]	0.65%
Average Annual Total Returns, 10 Years [Percent]	1.36%
Premier Solutions Cornerstone (Series II) | BNYMellonMidcapIndexFundIncInvestorSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	BNY Mellon Midcap Index Fund, Inc. - Investor Shares* (Closed to Contracts issued on or about 6/1/2014)
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Adviser, Inc
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	15.89%
Average Annual Total Returns, 5 Years [Percent]	12.06%
Average Annual Total Returns, 10 Years [Percent]	8.76%
Premier Solutions Cornerstone (Series II) | BNYMellonSandP500IndexFundMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	BNY Mellon S&P 500 Index Fund*
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Adviser, Inc
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	25.68%
Average Annual Total Returns, 5 Years [Percent]	15.11%
Average Annual Total Returns, 10 Years [Percent]	11.48%
Premier Solutions Cornerstone (Series II) | BNYMellonSmallcapStockIndexFundInvestorSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	BNY Mellon Smallcap Stock Index Fund - Investor Shares*
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Adviser, Inc
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	15.51%
Average Annual Total Returns, 5 Years [Percent]	10.54%
Average Annual Total Returns, 10 Years [Percent]	8.16%
Premier Solutions Cornerstone (Series II) | CalamosGlobalEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Growth
Portfolio Company Name [Text Block]	Calamos Global Equity Fund - Class A*
Portfolio Company Adviser [Text Block]	Calamos Advisors LLC
Current Expenses [Percent]	1.40%
Average Annual Total Returns, 1 Year [Percent]	24.28%
Average Annual Total Returns, 5 Years [Percent]	14.24%
Average Annual Total Returns, 10 Years [Percent]	8.74%
Premier Solutions Cornerstone (Series II) | CalamosInternationalGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	Calamos International Growth Fund - Class A*
Portfolio Company Adviser [Text Block]	Calamos Advisors LLC
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	15.05%
Average Annual Total Returns, 5 Years [Percent]	9.74%
Average Annual Total Returns, 10 Years [Percent]	4.67%
Premier Solutions Cornerstone (Series II) | CalvertBondFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	Calvert Bond Fund - Class A* (Closed to Contracts issued on or about 8/1/2012)
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	7.30%
Average Annual Total Returns, 5 Years [Percent]	1.83%
Average Annual Total Returns, 10 Years [Percent]	2.28%
Premier Solutions Cornerstone (Series II) | CalvertIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Corporate Bond
Portfolio Company Name [Text Block]	Calvert Income Fund - Class A (Closed to Contracts issued on or about 9/30/2011)
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	8.54%
Average Annual Total Returns, 5 Years [Percent]	2.97%
Average Annual Total Returns, 10 Years [Percent]	2.69%
Premier Solutions Cornerstone (Series II) | ClearBridgeGrowthFundClassFIMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	ClearBridge Growth Fund - Class FI (Formerly Clearbridge Aggressive Growth Fund - Class FI; Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Franklin Templeton Fund Adviser, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	23.78%
Average Annual Total Returns, 5 Years [Percent]	8.05%
Average Annual Total Returns, 10 Years [Percent]	6.02%
Premier Solutions Cornerstone (Series II) | ClearBridgeAppreciationFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	ClearBridge Appreciation Fund - Class A
Portfolio Company Adviser [Text Block]	Franklin Templeton Fund Adviser, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	19.45%
Average Annual Total Returns, 5 Years [Percent]	13.90%
Average Annual Total Returns, 10 Years [Percent]	10.63%
Premier Solutions Cornerstone (Series II) | ClearBridgeMidCapFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	ClearBridge Mid Cap Fund - Class A
Portfolio Company Adviser [Text Block]	Franklin Templeton Fund Adviser, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	13.46%
Average Annual Total Returns, 5 Years [Percent]	10.95%
Average Annual Total Returns, 10 Years [Percent]	7.03%
Premier Solutions Cornerstone (Series II) | ClearBridgeSmallCapGrowthFundClassFIMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	ClearBridge Small Cap Growth Fund - Class FI (Closed to Contracts issued on or about 4/30/2012)
Portfolio Company Adviser [Text Block]	Franklin Templeton Fund Adviser, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	8.60%
Average Annual Total Returns, 5 Years [Percent]	9.19%
Average Annual Total Returns, 10 Years [Percent]	7.71%
Premier Solutions Cornerstone (Series II) | ClearBridgeValueTrustClassFIMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	ClearBridge Value Trust - Class FI* (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Franklin Templeton Fund Adviser, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	19.21%
Average Annual Total Returns, 5 Years [Percent]	15.01%
Average Annual Total Returns, 10 Years [Percent]	9.44%
Premier Solutions Cornerstone (Series II) | ColumbiaAcornFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Columbia Acorn® Fund - Class A
Portfolio Company Adviser [Text Block]	Columbia Wanger Asset Management LLC
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	21.59%
Average Annual Total Returns, 5 Years [Percent]	7.32%
Average Annual Total Returns, 10 Years [Percent]	6.23%
Premier Solutions Cornerstone (Series II) | ColumbiaContrarianCoreFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Columbia Contrarian Core Fund - Class A*
Portfolio Company Adviser [Text Block]	Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	31.75%
Average Annual Total Returns, 5 Years [Percent]	16.50%
Average Annual Total Returns, 10 Years [Percent]	11.49%
Premier Solutions Cornerstone (Series II) | ColumbiaLargeCapGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Columbia Large Cap Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	43.52%
Average Annual Total Returns, 5 Years [Percent]	17.94%
Average Annual Total Returns, 10 Years [Percent]	13.31%
Premier Solutions Cornerstone (Series II) | ColumbiaLargeCapGrowthOpportunityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Columbia Large Cap Growth Opportunity Fund - Class A* (Closed to Contracts issued on or about 8/1/2012)
Portfolio Company Adviser [Text Block]	Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	31.26%
Average Annual Total Returns, 5 Years [Percent]	15.98%
Average Annual Total Returns, 10 Years [Percent]	11.51%
Premier Solutions Cornerstone (Series II) | ColumbiaLargeCapValueFundAdvisorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Columbia Large Cap Value Fund - Advisor Class* (Closed to Contracts issued on or about 12/31/2010)
Portfolio Company Adviser [Text Block]	Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	9.85%
Average Annual Total Returns, 5 Years [Percent]	12.20%
Average Annual Total Returns, 10 Years [Percent]	8.83%
Premier Solutions Cornerstone (Series II) | ColumbiaSelectMidCapValueFundAdvisorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Columbia Select Mid Cap Value Fund - Advisor Class* (Effective 7/20/2020,the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	10.50%
Average Annual Total Returns, 5 Years [Percent]	13.29%
Average Annual Total Returns, 10 Years [Percent]	8.42%
Premier Solutions Cornerstone (Series II) | ColumbiaSelectMidCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Columbia Select Mid Cap Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	10.25%
Average Annual Total Returns, 5 Years [Percent]	12.99%
Average Annual Total Returns, 10 Years [Percent]	8.14%
Premier Solutions Cornerstone (Series II) | ColumbiaSelectSmallCapValueFundAdvisorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Columbia Select Small Cap Value Fund - Advisor Class*
Portfolio Company Adviser [Text Block]	Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	12.64%
Average Annual Total Returns, 5 Years [Percent]	10.45%
Average Annual Total Returns, 10 Years [Percent]	6.33%
Premier Solutions Cornerstone (Series II) | ColumbiaSeligmanGlobalTechnologyFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Technology
Portfolio Company Name [Text Block]	Columbia Seligman Global Technology Fund - Class A* (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	1.27%
Average Annual Total Returns, 1 Year [Percent]	45.15%
Average Annual Total Returns, 5 Years [Percent]	25.49%
Average Annual Total Returns, 10 Years [Percent]	19.80%
Premier Solutions Cornerstone (Series II) | DavisNewYorkVentureFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Davis New York Venture Fund - Class A
Portfolio Company Adviser [Text Block]	Davis Selected Advisers LP
Portfolio Company Subadviser [Text Block]	Davis Selected Advisers (New York) Inc
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	30.00%
Average Annual Total Returns, 5 Years [Percent]	11.97%
Average Annual Total Returns, 10 Years [Percent]	8.70%
Premier Solutions Cornerstone (Series II) | DelawareDiversifiedIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	Delaware Diversified Income Fund - Class A*
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited; Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	6.40%
Average Annual Total Returns, 5 Years [Percent]	2.06%
Average Annual Total Returns, 10 Years [Percent]	2.06%
Premier Solutions Cornerstone (Series II) | DelawareExtendedDurationBondFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Long-Term Bond
Portfolio Company Name [Text Block]	Delaware Extended Duration Bond Fund - Class A*
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited; Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	9.36%
Average Annual Total Returns, 5 Years [Percent]	2.22%
Average Annual Total Returns, 10 Years [Percent]	3.12%
Premier Solutions Cornerstone (Series II) | DelawareIvyAssetStrategyFundClassYMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Allocation
Portfolio Company Name [Text Block]	Delaware Ivy Asset Strategy Fund - Class Y (Closed to Contracts issued on or about 8/1/2012)
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited; Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	15.61%
Average Annual Total Returns, 5 Years [Percent]	9.48%
Average Annual Total Returns, 10 Years [Percent]	3.78%
Premier Solutions Cornerstone (Series II) | DelawareIvyLargeCapGrowthFundClassYMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Delaware Ivy Large Cap Growth Fund - Class Y*
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	37.83%
Average Annual Total Returns, 5 Years [Percent]	18.49%
Average Annual Total Returns, 10 Years [Percent]	14.02%
Premier Solutions Cornerstone (Series II) | DelawareIvyNaturalResourcesFundClassYMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Natural Resources
Portfolio Company Name [Text Block]	Delaware Ivy Natural Resources Fund - Class Y* (Closed to Contracts issued on or about 8/1/2012)
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited
Current Expenses [Percent]	1.36%
Average Annual Total Returns, 1 Year [Percent]	1.27%
Average Annual Total Returns, 5 Years [Percent]	7.79%
Average Annual Total Returns, 10 Years [Percent]	(0.38%)
Premier Solutions Cornerstone (Series II) | DelawareIvyScienceandTechnologyFundClassYMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Technology
Portfolio Company Name [Text Block]	Delaware Ivy Science & Technology Fund - Class Y (Closed to Contracts issued on or about 8/1/2012)
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	40.63%
Average Annual Total Returns, 5 Years [Percent]	17.53%
Average Annual Total Returns, 10 Years [Percent]	11.26%
Premier Solutions Cornerstone (Series II) | DWSCapitalGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	DWS Capital Growth Fund - Class A
Portfolio Company Adviser [Text Block]	DWS Investment Management Americas, Inc.
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	38.17%
Average Annual Total Returns, 5 Years [Percent]	17.05%
Average Annual Total Returns, 10 Years [Percent]	13.05%
Premier Solutions Cornerstone (Series II) | DWSInternationalGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	DWS International Growth Fund - Class A*
Portfolio Company Adviser [Text Block]	DWS Investment Management Americas, Inc.
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	15.44%
Average Annual Total Returns, 5 Years [Percent]	7.09%
Average Annual Total Returns, 10 Years [Percent]	3.47%
Premier Solutions Cornerstone (Series II) | EatonVanceAtlantaCapitalSMIDCapFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Eaton Vance Atlanta Capital SMID-Cap Fund - Class A
Portfolio Company Adviser [Text Block]	Eaton Vance Management
Portfolio Company Subadviser [Text Block]	Atlanta Capital Management Company,LLC
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	13.72%
Average Annual Total Returns, 5 Years [Percent]	13.41%
Average Annual Total Returns, 10 Years [Percent]	10.88%
Premier Solutions Cornerstone (Series II) | EatonVanceBalancedFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Moderate Allocation
Portfolio Company Name [Text Block]	Eaton Vance Balanced Fund - Class A
Portfolio Company Adviser [Text Block]	Eaton Vance Management
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	16.05%
Average Annual Total Returns, 5 Years [Percent]	9.53%
Average Annual Total Returns, 10 Years [Percent]	7.36%
Premier Solutions Cornerstone (Series II) | EatonVanceIncomeFundofBostonClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund High Yield Bond
Portfolio Company Name [Text Block]	Eaton Vance Income Fund of Boston - Class A*
Portfolio Company Adviser [Text Block]	Boston Management and Research
Portfolio Company Subadviser [Text Block]	Eaton Vance Advisers International Ltd.
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	11.77%
Average Annual Total Returns, 5 Years [Percent]	5.15%
Average Annual Total Returns, 10 Years [Percent]	4.13%
Premier Solutions Cornerstone (Series II) | EatonVanceLargeCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Eaton Vance Large-Cap Value Fund - Class A
Portfolio Company Adviser [Text Block]	Boston Management and Research
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	7.92%
Average Annual Total Returns, 5 Years [Percent]	11.59%
Average Annual Total Returns, 10 Years [Percent]	8.33%
Premier Solutions Cornerstone (Series II) | FederatedHermesCloverSmallValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Federated Hermes Clover Small Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Federated Equity Mgmt Co. Of Penn
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	10.42%
Average Annual Total Returns, 5 Years [Percent]	11.36%
Average Annual Total Returns, 10 Years [Percent]	6.67%
Premier Solutions Cornerstone (Series II) | FederatedHermesEquityIncomeFundIncClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Federated Hermes Equity Income Fund, Inc. - Class A* (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Federated Equity Mgmt Co. Of Penn
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	9.05%
Average Annual Total Returns, 5 Years [Percent]	9.38%
Average Annual Total Returns, 10 Years [Percent]	6.02%
Premier Solutions Cornerstone (Series II) | FederatedHermesKaufmannFundClassRMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Federated Hermes Kaufmann Fund - Class R* (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Federated Equity Management Company Of Pennsylvania
Portfolio Company Subadviser [Text Block]	Federated Global Investment Management Corp
Current Expenses [Percent]	1.97%
Average Annual Total Returns, 1 Year [Percent]	14.87%
Average Annual Total Returns, 5 Years [Percent]	6.99%
Average Annual Total Returns, 10 Years [Percent]	8.26%
Premier Solutions Cornerstone (Series II) | FederatedHermesMDTMidCapGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Federated Hermes MDT Mid Cap Growth Fund - Class A* (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Federated MDTA LLC
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	27.05%
Average Annual Total Returns, 5 Years [Percent]	15.26%
Average Annual Total Returns, 10 Years [Percent]	11.26%
Premier Solutions Cornerstone (Series II) | FidelityAdvisorLeveragedCompanyStockFundClassMMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Fidelity Advisor® Leveraged Company Stock Fund - Class M (Closed to Contracts issued on or about 8/1/2012)
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	1.27%
Average Annual Total Returns, 1 Year [Percent]	25.49%
Average Annual Total Returns, 5 Years [Percent]	14.73%
Average Annual Total Returns, 10 Years [Percent]	7.67%
Premier Solutions Cornerstone (Series II) | FidelityAdvisorStockSelectorAllCapFundClassMMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Fidelity Advisor® Stock Selector All Cap Fund - Class M (Closed to Contracts issued on or about 8/1/2012)
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	26.31%
Average Annual Total Returns, 5 Years [Percent]	7.02%
Average Annual Total Returns, 10 Years [Percent]	10.59%
Premier Solutions Cornerstone (Series II) | FranklinConservativeAllocationFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Moderately Conservative Allocation
Portfolio Company Name [Text Block]	Franklin Conservative Allocation Fund - Class A
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	18.46%
Average Annual Total Returns, 5 Years [Percent]	10.06%
Average Annual Total Returns, 10 Years [Percent]	7.39%
Premier Solutions Cornerstone (Series II) | FranklinGrowthAllocationFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Moderately Aggressive Allocation
Portfolio Company Name [Text Block]	Franklin Growth Allocation Fund - Class A
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	11.11%
Average Annual Total Returns, 5 Years [Percent]	8.40%
Average Annual Total Returns, 10 Years [Percent]	6.16%
Premier Solutions Cornerstone (Series II) | FranklinGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Franklin Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	20.64%
Average Annual Total Returns, 5 Years [Percent]	13.70%
Average Annual Total Returns, 10 Years [Percent]	11.45%
Premier Solutions Cornerstone (Series II) | FranklinIncomeFundClassA1Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Moderate Allocation
Portfolio Company Name [Text Block]	Franklin Income Fund - Class A1*
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	4.48%
Average Annual Total Returns, 5 Years [Percent]	6.91%
Average Annual Total Returns, 10 Years [Percent]	4.82%
Premier Solutions Cornerstone (Series II) | FranklinModerateAllocationFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Moderate Allocation
Portfolio Company Name [Text Block]	Franklin Moderate Allocation Fund - Class A
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	8.10%
Average Annual Total Returns, 5 Years [Percent]	6.08%
Average Annual Total Returns, 10 Years [Percent]	4.65%
Premier Solutions Cornerstone (Series II) | FranklinMutualBeaconFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Value
Portfolio Company Name [Text Block]	Franklin Mutual Beacon Fund - Class A (Closed to Contracts issued on or about 8/1/2012)
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	8.82%
Average Annual Total Returns, 5 Years [Percent]	7.40%
Average Annual Total Returns, 10 Years [Percent]	5.93%
Premier Solutions Cornerstone (Series II) | FranklinMutualSharesFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Aggressive Allocation
Portfolio Company Name [Text Block]	Franklin Mutual Shares Fund - Class A
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	20.01%
Average Annual Total Returns, 5 Years [Percent]	8.94%
Average Annual Total Returns, 10 Years [Percent]	5.79%
Premier Solutions Cornerstone (Series II) | FranklinSmallCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Franklin Small Cap Value Fund - Class A* (Closed to Contracts issued on or about 5/27/2021)
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	3.57%
Average Annual Total Returns, 5 Years [Percent]	9.85%
Average Annual Total Returns, 10 Years [Percent]	(0.39%)
Premier Solutions Cornerstone (Series II) | FranklinStrategicIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Multisector Bond
Portfolio Company Name [Text Block]	Franklin Strategic Income Fund - Class A*
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	20.19%
Average Annual Total Returns, 5 Years [Percent]	12.48%
Average Annual Total Returns, 10 Years [Percent]	8.66%
Premier Solutions Cornerstone (Series II) | FranklinTotalReturnFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	Franklin Total Return Fund - Class A*
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	4.39%
Average Annual Total Returns, 5 Years [Percent]	1.27%
Average Annual Total Returns, 10 Years [Percent]	1.38%
Premier Solutions Cornerstone (Series II) | GoldmanSachsGovernmentIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Government
Portfolio Company Name [Text Block]	Goldman Sachs Government Income Fund - Class A*
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	4.28%
Average Annual Total Returns, 5 Years [Percent]	(0.07%)
Average Annual Total Returns, 10 Years [Percent]	0.71%
Premier Solutions Cornerstone (Series II) | GoldmanSachsHighYieldFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund High Yield Bond
Portfolio Company Name [Text Block]	Goldman Sachs High Yield Fund - Class A*
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	12.10%
Average Annual Total Returns, 5 Years [Percent]	4.21%
Average Annual Total Returns, 10 Years [Percent]	3.18%
Premier Solutions Cornerstone (Series II) | GoldmanSachsLargeCapCoreFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Goldman Sachs Large Cap Core Fund - Class A*
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	26.49%
Average Annual Total Returns, 5 Years [Percent]	15.45%
Average Annual Total Returns, 10 Years [Percent]	11.99%
Premier Solutions Cornerstone (Series II) | GoldmanSachsLargeCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Goldman Sachs Large Cap Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	12.74%
Average Annual Total Returns, 5 Years [Percent]	11.20%
Average Annual Total Returns, 10 Years [Percent]	7.28%
Premier Solutions Cornerstone (Series II) | GoldmanSachsMidCapGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Goldman Sachs Mid Cap Growth Fund - Class A*
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	18.82%
Average Annual Total Returns, 5 Years [Percent]	13.46%
Average Annual Total Returns, 10 Years [Percent]	9.11%
Premier Solutions Cornerstone (Series II) | GoldmanSachsMidCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Goldman Sachs Mid Cap Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	11.45%
Average Annual Total Returns, 5 Years [Percent]	13.11%
Average Annual Total Returns, 10 Years [Percent]	7.77%
Premier Solutions Cornerstone (Series II) | GoldmanSachsSmallCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	Goldman Sachs Small Cap Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	11.03%
Average Annual Total Returns, 5 Years [Percent]	8.25%
Average Annual Total Returns, 10 Years [Percent]	5.94%
Premier Solutions Cornerstone (Series II) | HartfordAARPBalancedRetirementFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Moderately Conservative Allocation
Portfolio Company Name [Text Block]	Hartford AARP Balanced Retirement Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	5.33%
Average Annual Total Returns, 5 Years [Percent]	4.41%
Average Annual Total Returns, 10 Years [Percent]	3.15%
Premier Solutions Cornerstone (Series II) | HartfordBalancedHLSFundClassIBMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Moderate Allocation
Portfolio Company Name [Text Block]	Hartford Balanced HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	14.50%
Average Annual Total Returns, 5 Years [Percent]	9.99%
Average Annual Total Returns, 10 Years [Percent]	7.34%
Premier Solutions Cornerstone (Series II) | HartfordBalancedIncomeFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Moderately Conservative Allocation
Portfolio Company Name [Text Block]	Hartford Balanced Income Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	7.55%
Average Annual Total Returns, 5 Years [Percent]	6.52%
Average Annual Total Returns, 10 Years [Percent]	5.62%
Premier Solutions Cornerstone (Series II) | HartfordCapitalAppreciationFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Hartford Capital Appreciation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	18.90%
Average Annual Total Returns, 5 Years [Percent]	12.07%
Average Annual Total Returns, 10 Years [Percent]	8.73%
Premier Solutions Cornerstone (Series II) | HartfordCapitalAppreciationFundClassR5Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Hartford Capital Appreciation Fund - Class R5 (Closed to Contracts issued on or about 5/1/2009)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	19.25%
Average Annual Total Returns, 5 Years [Percent]	12.41%
Average Annual Total Returns, 10 Years [Percent]	9.05%
Premier Solutions Cornerstone (Series II) | HartfordConservativeAllocationFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Moderately Conservative Allocation
Portfolio Company Name [Text Block]	Hartford Conservative Allocation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	9.61%
Average Annual Total Returns, 5 Years [Percent]	4.28%
Average Annual Total Returns, 10 Years [Percent]	2.76%
Premier Solutions Cornerstone (Series II) | HartfordConservativeAllocationFundClassR5Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Moderately Conservative Allocation
Portfolio Company Name [Text Block]	Hartford Conservative Allocation Fund - Class R5 (Closed to Contracts issued on or about 5/1/2009)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	10.03%
Average Annual Total Returns, 5 Years [Percent]	4.61%
Average Annual Total Returns, 10 Years [Percent]	3.07%
Premier Solutions Cornerstone (Series II) | HartfordDisciplinedEquityHLSFundClassIBMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Hartford Disciplined Equity HLS Fund - Class IB (Closed to Contracts issued on or about 6/13/2008)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	20.95%
Average Annual Total Returns, 5 Years [Percent]	14.03%
Average Annual Total Returns, 10 Years [Percent]	11.56%
Premier Solutions Cornerstone (Series II) | HartfordDividendandGrowthFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Hartford Dividend and Growth Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	13.72%
Average Annual Total Returns, 5 Years [Percent]	13.23%
Average Annual Total Returns, 10 Years [Percent]	10.10%
Premier Solutions Cornerstone (Series II) | HartfordDividendandGrowthHLSFundClassIBMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Hartford Dividend and Growth HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	13.89%
Average Annual Total Returns, 5 Years [Percent]	13.44%
Average Annual Total Returns, 10 Years [Percent]	10.31%
Premier Solutions Cornerstone (Series II) | HartfordGlobalImpactFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Small/Mid Stock
Portfolio Company Name [Text Block]	Hartford Global Impact Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	12.92%
Average Annual Total Returns, 5 Years [Percent]	10.06%
Average Annual Total Returns, 10 Years [Percent]	8.83%
Premier Solutions Cornerstone (Series II) | HartfordGrowthAllocationFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Moderately Aggressive Allocation
Portfolio Company Name [Text Block]	Hartford Growth Allocation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Whitefoord LLP
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	14.95%
Average Annual Total Returns, 5 Years [Percent]	8.53%
Average Annual Total Returns, 10 Years [Percent]	5.48%
Premier Solutions Cornerstone (Series II) | HartfordGrowthAllocationFundClassR5Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Moderately Aggressive Allocation
Portfolio Company Name [Text Block]	Hartford Growth Allocation Fund - Class R5 (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Whitefoord LLP
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	15.38%
Average Annual Total Returns, 5 Years [Percent]	8.87%
Average Annual Total Returns, 10 Years [Percent]	5.80%
Premier Solutions Cornerstone (Series II) | HartfordGrowthOpportunitiesFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Hartford Growth Opportunities Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	40.56%
Average Annual Total Returns, 5 Years [Percent]	14.77%
Average Annual Total Returns, 10 Years [Percent]	12.36%
Premier Solutions Cornerstone (Series II) | HartfordHighYieldFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund High Yield Bond
Portfolio Company Name [Text Block]	Hartford High Yield Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	12.58%
Average Annual Total Returns, 5 Years [Percent]	5.05%
Average Annual Total Returns, 10 Years [Percent]	3.88%
Premier Solutions Cornerstone (Series II) | HartfordInflationPlusFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Inflation-Protected Bond
Portfolio Company Name [Text Block]	Hartford Inflation Plus Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	4.73%
Average Annual Total Returns, 5 Years [Percent]	3.07%
Average Annual Total Returns, 10 Years [Percent]	1.85%
Premier Solutions Cornerstone (Series II) | HartfordModerateAllocationFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Moderate Allocation
Portfolio Company Name [Text Block]	Hartford Moderate Allocation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	12.51%
Average Annual Total Returns, 5 Years [Percent]	6.55%
Average Annual Total Returns, 10 Years [Percent]	4.23%
Premier Solutions Cornerstone (Series II) | HartfordModerateAllocationFundClassR5Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Moderate Allocation
Portfolio Company Name [Text Block]	Hartford Moderate Allocation Fund - Class R5 (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	12.91%
Average Annual Total Returns, 5 Years [Percent]	6.87%
Average Annual Total Returns, 10 Years [Percent]	4.55%
Premier Solutions Cornerstone (Series II) | HartfordSmallCompanyFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	Hartford Small Company Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company
Current Expenses [Percent]	1.31%
Average Annual Total Returns, 1 Year [Percent]	16.06%
Average Annual Total Returns, 5 Years [Percent]	11.08%
Average Annual Total Returns, 10 Years [Percent]	7.27%
Premier Solutions Cornerstone (Series II) | HartfordSmallCompanyHLSFundClassIBMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	Hartford Small Company HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	16.46%
Average Annual Total Returns, 5 Years [Percent]	11.51%
Average Annual Total Returns, 10 Years [Percent]	7.53%
Premier Solutions Cornerstone (Series II) | HartfordTotalReturnBondFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	Hartford Total Return Bond Fund - Class R4 (Closed to Contracts issued on or about 8/1/2012)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	6.60%
Average Annual Total Returns, 5 Years [Percent]	1.53%
Average Annual Total Returns, 10 Years [Percent]	1.91%
Premier Solutions Cornerstone (Series II) | HartfordTotalReturnBondFundClassR5Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	Hartford Total Return Bond Fund - Class R5 (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company
Current Expenses [Percent]	0.44%
Average Annual Total Returns, 1 Year [Percent]	6.90%
Average Annual Total Returns, 5 Years [Percent]	1.88%
Average Annual Total Returns, 10 Years [Percent]	2.23%
Premier Solutions Cornerstone (Series II) | HartfordTotalReturnBondHLSFundClassIBMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	Hartford Total Return Bond HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	6.69%
Average Annual Total Returns, 5 Years [Percent]	1.59%
Average Annual Total Returns, 10 Years [Percent]	2.07%
Premier Solutions Cornerstone (Series II) | HartfordMidCapValueFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Hartford MidCap Value Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	15.75%
Average Annual Total Returns, 5 Years [Percent]	12.20%
Average Annual Total Returns, 10 Years [Percent]	7.38%
Premier Solutions Cornerstone (Series II) | InvescoAmericanFranchiseFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Invesco American Franchise Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	40.91%
Average Annual Total Returns, 5 Years [Percent]	16.07%
Average Annual Total Returns, 10 Years [Percent]	11.56%
Premier Solutions Cornerstone (Series II) | InvescoComstockFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Invesco Comstock Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	12.24%
Average Annual Total Returns, 5 Years [Percent]	13.41%
Average Annual Total Returns, 10 Years [Percent]	8.90%
Premier Solutions Cornerstone (Series II) | InvescoDiscoveryMidCapGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Invesco Discovery Mid Cap Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	12.96%
Average Annual Total Returns, 5 Years [Percent]	12.49%
Average Annual Total Returns, 10 Years [Percent]	9.41%
Premier Solutions Cornerstone (Series II) | InvescoDividendIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Invesco Dividend Income Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	7.02%
Average Annual Total Returns, 5 Years [Percent]	8.80%
Average Annual Total Returns, 10 Years [Percent]	7.88%
Premier Solutions Cornerstone (Series II) | InvescoEQVInternationalEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	Invesco EQV International Equity Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.27%
Average Annual Total Returns, 1 Year [Percent]	17.53%
Average Annual Total Returns, 5 Years [Percent]	7.95%
Average Annual Total Returns, 10 Years [Percent]	3.91%
Premier Solutions Cornerstone (Series II) | InvescoGlobalFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Growth
Portfolio Company Name [Text Block]	Invesco Global Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	34.03%
Average Annual Total Returns, 5 Years [Percent]	11.99%
Average Annual Total Returns, 10 Years [Percent]	8.22%
Premier Solutions Cornerstone (Series II) | InvescoGlobalStrategicIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Bond
Portfolio Company Name [Text Block]	Invesco Global Strategic Income Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	8.65%
Average Annual Total Returns, 5 Years [Percent]	1.20%
Average Annual Total Returns, 10 Years [Percent]	1.37%
Premier Solutions Cornerstone (Series II) | InvescoGoldandSpecialMineralsFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Equity Precious Metals
Portfolio Company Name [Text Block]	Invesco Gold & Special Minerals Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	6.36%
Average Annual Total Returns, 5 Years [Percent]	11.34%
Average Annual Total Returns, 10 Years [Percent]	5.35%
Premier Solutions Cornerstone (Series II) | InvescoGrowthandIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Invesco Growth and Income Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	12.56%
Average Annual Total Returns, 5 Years [Percent]	11.79%
Average Annual Total Returns, 10 Years [Percent]	8.23%
Premier Solutions Cornerstone (Series II) | InvescoInternationalBondFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Bond
Portfolio Company Name [Text Block]	Invesco International Bond Fund - Class A*
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	8.25%
Average Annual Total Returns, 5 Years [Percent]	0.03%
Average Annual Total Returns, 10 Years [Percent]	0.69%
Premier Solutions Cornerstone (Series II) | InvescoInternationalDiversifiedFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	Invesco International Diversified Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.27%
Average Annual Total Returns, 1 Year [Percent]	15.43%
Average Annual Total Returns, 5 Years [Percent]	6.11%
Average Annual Total Returns, 10 Years [Percent]	3.74%
Premier Solutions Cornerstone (Series II) | InvescoMainStreetAllCapFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Invesco Main Street All Cap Fund® - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	25.93%
Average Annual Total Returns, 5 Years [Percent]	15.28%
Average Annual Total Returns, 10 Years [Percent]	9.44%
Premier Solutions Cornerstone (Series II) | InvescoMainStreetFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Invesco Main Street Fund® - Class A (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	23.07%
Average Annual Total Returns, 5 Years [Percent]	13.60%
Average Annual Total Returns, 10 Years [Percent]	9.95%
Premier Solutions Cornerstone (Series II) | InvescoMainStreetMidCapFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Invesco Main Street Mid Cap Fund® - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	14.48%
Average Annual Total Returns, 5 Years [Percent]	11.71%
Average Annual Total Returns, 10 Years [Percent]	7.54%
Premier Solutions Cornerstone (Series II) | InvescoOppenheimerInternationalGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	Invesco Oppenheimer International Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	20.76%
Average Annual Total Returns, 5 Years [Percent]	8.76%
Average Annual Total Returns, 10 Years [Percent]	3.78%
Premier Solutions Cornerstone (Series II) | InvescoRealEstateFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Real Estate
Portfolio Company Name [Text Block]	Invesco Real Estate Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Invesco Asset Management Ltd
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	8.75%
Average Annual Total Returns, 5 Years [Percent]	5.62%
Average Annual Total Returns, 10 Years [Percent]	6.37%
Premier Solutions Cornerstone (Series II) | InvescoRisingDividendsFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Invesco Rising Dividends Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	17.60%
Average Annual Total Returns, 5 Years [Percent]	13.82%
Average Annual Total Returns, 10 Years [Percent]	9.16%
Premier Solutions Cornerstone (Series II) | InvescoSmallCapEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	Invesco Small Cap Equity Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.26%
Average Annual Total Returns, 1 Year [Percent]	15.96%
Average Annual Total Returns, 5 Years [Percent]	12.15%
Average Annual Total Returns, 10 Years [Percent]	6.30%
Premier Solutions Cornerstone (Series II) | InvescoSmallCapGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	Invesco Small Cap Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	12.66%
Average Annual Total Returns, 5 Years [Percent]	8.73%
Average Annual Total Returns, 10 Years [Percent]	7.35%
Premier Solutions Cornerstone (Series II) | InvescoSmallCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Invesco Small Cap Value Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	22.91%
Average Annual Total Returns, 5 Years [Percent]	20.69%
Average Annual Total Returns, 10 Years [Percent]	10.09%
Premier Solutions Cornerstone (Series II) | InvescoValueOpportunitiesFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Invesco Value Opportunities Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	15.15%
Average Annual Total Returns, 5 Years [Percent]	16.74%
Average Annual Total Returns, 10 Years [Percent]	8.67%
Premier Solutions Cornerstone (Series II) | JanusHendersonBalancedFundClassSMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Moderate Allocation
Portfolio Company Name [Text Block]	Janus Henderson Balanced Fund - Class S
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	14.98%
Average Annual Total Returns, 5 Years [Percent]	9.18%
Average Annual Total Returns, 10 Years [Percent]	7.56%
Premier Solutions Cornerstone (Series II) | JanusHendersonEnterpriseFundClassSMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Janus Henderson Enterprise Fund - Class S
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	17.51%
Average Annual Total Returns, 5 Years [Percent]	13.16%
Average Annual Total Returns, 10 Years [Percent]	11.48%
Premier Solutions Cornerstone (Series II) | JanusHendersonFortyFundClassSMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Janus Henderson Forty Fund - Class S
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	39.34%
Average Annual Total Returns, 5 Years [Percent]	16.37%
Average Annual Total Returns, 10 Years [Percent]	13.16%
Premier Solutions Cornerstone (Series II) | JanusHendersonMidCapValueFundClassSMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Janus Henderson Mid Cap Value Fund - Class S
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	10.92%
Average Annual Total Returns, 5 Years [Percent]	9.79%
Average Annual Total Returns, 10 Years [Percent]	6.82%
Premier Solutions Cornerstone (Series II) | JanusHendersonOverseasFundClassSMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Janus Henderson Overseas Fund - Class S
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	1.29%
Average Annual Total Returns, 1 Year [Percent]	10.52%
Average Annual Total Returns, 5 Years [Percent]	10.79%
Average Annual Total Returns, 10 Years [Percent]	3.00%
Premier Solutions Cornerstone (Series II) | JPMorganCoreBondFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core Bond
Portfolio Company Name [Text Block]	JPMorgan Core Bond Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	5.42%
Average Annual Total Returns, 5 Years [Percent]	1.16%
Average Annual Total Returns, 10 Years [Percent]	1.69%
Premier Solutions Cornerstone (Series II) | JPMorganLargeCapGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	JPMorgan Large Cap Growth Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	34.28%
Average Annual Total Returns, 5 Years [Percent]	20.59%
Average Annual Total Returns, 10 Years [Percent]	15.11%
Premier Solutions Cornerstone (Series II) | JPMorganSmallCapGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	JPMorgan Small Cap Growth Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	13.85%
Average Annual Total Returns, 5 Years [Percent]	9.54%
Average Annual Total Returns, 10 Years [Percent]	8.35%
Premier Solutions Cornerstone (Series II) | JPMorganSmallCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	JPMorgan Small Cap Value Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	12.77%
Average Annual Total Returns, 5 Years [Percent]	10.12%
Average Annual Total Returns, 10 Years [Percent]	5.93%
Premier Solutions Cornerstone (Series II) | JPMorganSmartRetirement2055FundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2055
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement®2055Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	19.85%
Average Annual Total Returns, 5 Years [Percent]	10.40%
Average Annual Total Returns, 10 Years [Percent]	7.30%
Premier Solutions Cornerstone (Series II) | JPMorganSmartRetirement2020FundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2020
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement®2020Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	11.55%
Average Annual Total Returns, 5 Years [Percent]	5.15%
Average Annual Total Returns, 10 Years [Percent]	4.41%
Premier Solutions Cornerstone (Series II) | JPMorganSmartRetirement2025FundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2025
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement®2025Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	13.03%
Average Annual Total Returns, 5 Years [Percent]	6.29%
Average Annual Total Returns, 10 Years [Percent]	5.10%
Premier Solutions Cornerstone (Series II) | JPMorganSmartRetirement2030FundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2030
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement®2030Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	15.11%
Average Annual Total Returns, 5 Years [Percent]	7.40%
Average Annual Total Returns, 10 Years [Percent]	5.75%
Premier Solutions Cornerstone (Series II) | JPMorganSmartRetirement2035FundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2035
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement®2035Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	17.03%
Average Annual Total Returns, 5 Years [Percent]	8.84%
Average Annual Total Returns, 10 Years [Percent]	6.48%
Premier Solutions Cornerstone (Series II) | JPMorganSmartRetirement2040FundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2040
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement®2040Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	18.44%
Average Annual Total Returns, 5 Years [Percent]	9.73%
Average Annual Total Returns, 10 Years [Percent]	6.98%
Premier Solutions Cornerstone (Series II) | JPMorganSmartRetirement2045FundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2045
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement®2045Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	19.52%
Average Annual Total Returns, 5 Years [Percent]	10.36%
Average Annual Total Returns, 10 Years [Percent]	7.28%
Premier Solutions Cornerstone (Series II) | JPMorganSmartRetirement2050FundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2050
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement®2050Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	19.86%
Average Annual Total Returns, 5 Years [Percent]	10.39%
Average Annual Total Returns, 10 Years [Percent]	7.28%
Premier Solutions Cornerstone (Series II) | JPMorganSmartRetirement2060FundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2060
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement®2060Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	19.78%
Average Annual Total Returns, 5 Years [Percent]	10.40%
Average Annual Total Returns, 10 Years [Percent]	8.58%
Premier Solutions Cornerstone (Series II) | JPMorganSmartRetirementIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date Retirement
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® Income Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	11.62%
Average Annual Total Returns, 5 Years [Percent]	4.85%
Average Annual Total Returns, 10 Years [Percent]	3.83%
Premier Solutions Cornerstone (Series II) | LKCMAquinasCatholicEquityFundMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	LKCM Aquinas Catholic Equity Fund*
Portfolio Company Adviser [Text Block]	Luther King Capital Management Corporation
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	14.07%
Average Annual Total Returns, 5 Years [Percent]	13.78%
Average Annual Total Returns, 10 Years [Percent]	8.72%
Premier Solutions Cornerstone (Series II) | LoomisSaylesBondFundAdminClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Multisector Bond
Portfolio Company Name [Text Block]	Loomis Sayles Bond Fund - Class ADM*
Portfolio Company Adviser [Text Block]	Loomis, Sayles & Company LP
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	7.50%
Average Annual Total Returns, 5 Years [Percent]	1.66%
Average Annual Total Returns, 10 Years [Percent]	1.59%
Premier Solutions Cornerstone (Series II) | LordAbbettBondDebentureFundIncClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Multisector Bond
Portfolio Company Name [Text Block]	Lord Abbett Bond-Debenture Fund, Inc. - Class A (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	6.70%
Average Annual Total Returns, 5 Years [Percent]	3.34%
Average Annual Total Returns, 10 Years [Percent]	3.61%
Premier Solutions Cornerstone (Series II) | LordAbbettAffiliatedFundIncClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Lord Abbett Affiliated Fund, Inc. - Class A (Closed to Contracts issued on or about 8/1/2012)
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	10.20%
Average Annual Total Returns, 5 Years [Percent]	9.50%
Average Annual Total Returns, 10 Years [Percent]	7.81%
Premier Solutions Cornerstone (Series II) | LordAbbettDevelopingGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	Lord Abbett Developing Growth Fund - Class A (Closed to Contracts issued on or about 1/15/2012)
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	8.37%
Average Annual Total Returns, 5 Years [Percent]	9.28%
Average Annual Total Returns, 10 Years [Percent]	6.82%
Premier Solutions Cornerstone (Series II) | LordAbbettDividendGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Lord Abbett Dividend Growth Fund - Class A (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	15.86%
Average Annual Total Returns, 5 Years [Percent]	13.27%
Average Annual Total Returns, 10 Years [Percent]	10.19%
Premier Solutions Cornerstone (Series II) | LordAbbettFundamentalEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Lord Abbett Fundamental Equity Fund - Class A
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	12.91%
Average Annual Total Returns, 5 Years [Percent]	10.94%
Average Annual Total Returns, 10 Years [Percent]	7.58%
Premier Solutions Cornerstone (Series II) | LordAbbettInternationalEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Lord Abbett International Equity Fund - Class A
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	11.45%
Average Annual Total Returns, 5 Years [Percent]	7.72%
Average Annual Total Returns, 10 Years [Percent]	2.54%
Premier Solutions Cornerstone (Series II) | LordAbbettValueOpportunitiesFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Lord Abbett Value Opportunities Fund - Class A
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	15.94%
Average Annual Total Returns, 5 Years [Percent]	10.67%
Average Annual Total Returns, 10 Years [Percent]	7.05%
Premier Solutions Cornerstone (Series II) | MassachusettsInvestorsTrustClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Massachusetts Investors Trust - Class R3
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	19.16%
Average Annual Total Returns, 5 Years [Percent]	13.73%
Average Annual Total Returns, 10 Years [Percent]	10.41%
Premier Solutions Cornerstone (Series II) | MassMutualRetireSMARTbyJPMorgan2020FundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2020
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan 2020 Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	10.94%
Average Annual Total Returns, 5 Years [Percent]	5.29%
Average Annual Total Returns, 10 Years [Percent]	4.16%
Premier Solutions Cornerstone (Series II) | MassMutualRetireSMARTbyJPMorgan2020FundClassSVCMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2020
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan 2020 Fund - Class SVC* (Closed to Contracts issued on or about 5/1/2014)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	11.23%
Average Annual Total Returns, 5 Years [Percent]	5.54%
Average Annual Total Returns, 10 Years [Percent]	4.42%
Premier Solutions Cornerstone (Series II) | MassMutualRetireSMARTbyJPMorgan2025FundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2025
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan 2025 Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	12.23%
Average Annual Total Returns, 5 Years [Percent]	6.51%
Average Annual Total Returns, 10 Years [Percent]	4.92%
Premier Solutions Cornerstone (Series II) | MassMutualRetireSMARTbyJPMorgan2030FundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2030
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan 2030 Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	13.89%
Average Annual Total Returns, 5 Years [Percent]	7.55%
Average Annual Total Returns, 10 Years [Percent]	5.47%
Premier Solutions Cornerstone (Series II) | MassMutualRetireSMARTbyJPMorgan2030FundClassSVCMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2030
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan 2030 Fund - Class SVC* (Closed to Contracts issued on or about 5/1/2014)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	14.15%
Average Annual Total Returns, 5 Years [Percent]	7.83%
Average Annual Total Returns, 10 Years [Percent]	5.75%
Premier Solutions Cornerstone (Series II) | MassMutualRetireSMARTbyJPMorgan2035FundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2035
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan 2035 Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	16.21%
Average Annual Total Returns, 5 Years [Percent]	8.58%
Average Annual Total Returns, 10 Years [Percent]	5.98%
Premier Solutions Cornerstone (Series II) | MassMutualRetireSMARTbyJPMorgan2040FundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2040
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan 2040 Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	17.56%
Average Annual Total Returns, 5 Years [Percent]	9.44%
Average Annual Total Returns, 10 Years [Percent]	6.36%
Premier Solutions Cornerstone (Series II) | MassMutualRetireSMARTbyJPMorgan2045FundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2045
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan 2045 Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	18.48%
Average Annual Total Returns, 5 Years [Percent]	10.10%
Average Annual Total Returns, 10 Years [Percent]	6.68%
Premier Solutions Cornerstone (Series II) | MassMutualRetireSMARTbyJPMorgan2050FundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2050
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan 2050 Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	18.84%
Average Annual Total Returns, 5 Years [Percent]	10.13%
Average Annual Total Returns, 10 Years [Percent]	6.84%
Premier Solutions Cornerstone (Series II) | MassMutualRetireSMARTbyJPMorgan2055FundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2055
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan 2055 Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	18.88%
Average Annual Total Returns, 5 Years [Percent]	10.15%
Average Annual Total Returns, 10 Years [Percent]	6.88%
Premier Solutions Cornerstone (Series II) | MassMutualRetireSMARTbyJPMorgan2060FundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2060
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan 2060 Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	18.75%
Average Annual Total Returns, 5 Years [Percent]	10.14%
Average Annual Total Returns, 10 Years [Percent]	8.14%
Premier Solutions Cornerstone (Series II) | MassMutualRetireSMARTbyJPMorganinRetirementFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date Retirement
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan in Retirement Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	10.94%
Average Annual Total Returns, 5 Years [Percent]	4.92%
Average Annual Total Returns, 10 Years [Percent]	3.46%
Premier Solutions Cornerstone (Series II) | MassMutualRetireSMARTbyJPMorganinRetirementFundClassSVCMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date Retirement
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan in Retirement Fund - Class SVC* (Closed to Contracts issued on or about 5/1/2014)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	11.14%
Average Annual Total Returns, 5 Years [Percent]	5.19%
Average Annual Total Returns, 10 Years [Percent]	3.72%
Premier Solutions Cornerstone (Series II) | MFSGovernmentSecuritiesFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Government
Portfolio Company Name [Text Block]	MFS® Government Securities Fund - Class R3*
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	3.95%
Average Annual Total Returns, 5 Years [Percent]	0.11%
Average Annual Total Returns, 10 Years [Percent]	0.81%
Premier Solutions Cornerstone (Series II) | MFSGrowthFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	MFS® Growth Fund - Class R3* (Closed to Contracts issued on or about 8/26/2011)
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	35.79%
Average Annual Total Returns, 5 Years [Percent]	15.71%
Average Annual Total Returns, 10 Years [Percent]	12.65%
Premier Solutions Cornerstone (Series II) | MFSInternationalIntrinsicValueFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	MFS® International Intrinsic Value Fund - Class R3*
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	17.60%
Average Annual Total Returns, 5 Years [Percent]	8.47%
Average Annual Total Returns, 10 Years [Percent]	6.84%
Premier Solutions Cornerstone (Series II) | MFSNewDiscoveryFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	MFS® New Discovery Fund - Class R3*
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.29%
Average Annual Total Returns, 1 Year [Percent]	13.97%
Average Annual Total Returns, 5 Years [Percent]	10.52%
Average Annual Total Returns, 10 Years [Percent]	7.23%
Premier Solutions Cornerstone (Series II) | MFSResearchInternationalFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	MFS® Research International Fund - Class R3*
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	13.10%
Average Annual Total Returns, 5 Years [Percent]	8.45%
Average Annual Total Returns, 10 Years [Percent]	4.04%
Premier Solutions Cornerstone (Series II) | MFSTotalReturnBondFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	MFS® Total Return Bond Fund - Class R3*
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	6.95%
Average Annual Total Returns, 5 Years [Percent]	1.61%
Average Annual Total Returns, 10 Years [Percent]	1.88%
Premier Solutions Cornerstone (Series II) | MFSTotalReturnFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Moderate Allocation
Portfolio Company Name [Text Block]	MFS® Total Return Fund - Class R3
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	10.29%
Average Annual Total Returns, 5 Years [Percent]	8.41%
Average Annual Total Returns, 10 Years [Percent]	6.39%
Premier Solutions Cornerstone (Series II) | MFSUtilitiesFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Utilities
Portfolio Company Name [Text Block]	MFS® Utilities Fund - Class R3*
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	(2.22%)
Average Annual Total Returns, 5 Years [Percent]	8.16%
Average Annual Total Returns, 10 Years [Percent]	6.23%
Premier Solutions Cornerstone (Series II) | MFSValueFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	MFS® Value Fund - Class R3*
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	7.92%
Average Annual Total Returns, 5 Years [Percent]	11.24%
Average Annual Total Returns, 10 Years [Percent]	8.41%
Premier Solutions Cornerstone (Series II) | NeubergerBermanSustainableEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Neuberger Berman Sustainable Equity Fund - Class A
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	26.53%
Average Annual Total Returns, 5 Years [Percent]	13.64%
Average Annual Total Returns, 10 Years [Percent]	9.77%
Premier Solutions Cornerstone (Series II) | NorthSquareSpectrumAlphaFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	North Square Spectrum Alpha Fund - Class A
Portfolio Company Adviser [Text Block]	North Square Investments, LLC
Portfolio Company Subadviser [Text Block]	NSI Retail Advisors, LLC
Current Expenses [Percent]	2.26%
Average Annual Total Returns, 1 Year [Percent]	24.70%
Average Annual Total Returns, 5 Years [Percent]	9.77%
Average Annual Total Returns, 10 Years [Percent]	6.01%
Premier Solutions Cornerstone (Series II) | NuveenDividendGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Nuveen Dividend Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Nuveen Fund Advisors, LLC.
Portfolio Company Subadviser [Text Block]	Nuveen Asset Management, LLC
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	14.79%
Average Annual Total Returns, 5 Years [Percent]	13.61%
Average Annual Total Returns, 10 Years [Percent]	10.20%
Premier Solutions Cornerstone (Series II) | NuveenInternationalValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Value
Portfolio Company Name [Text Block]	Nuveen International Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Nuveen Fund Advisors, LLC.
Portfolio Company Subadviser [Text Block]	Nuveen Asset Management, LLC
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	20.31%
Average Annual Total Returns, 5 Years [Percent]	8.46%
Average Annual Total Returns, 10 Years [Percent]	3.51%
Premier Solutions Cornerstone (Series II) | PGIMJennisonFocusedGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	PGIM Jennison Focused Growth Fund - Class A*
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	52.29%
Average Annual Total Returns, 5 Years [Percent]	16.06%
Average Annual Total Returns, 10 Years [Percent]	13.00%
Premier Solutions Cornerstone (Series II) | PGIMJennisonMidCapGrowthFundIncClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	PGIM Jennison Mid-Cap Growth Fund, Inc. - Class A
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	20.18%
Average Annual Total Returns, 5 Years [Percent]	14.66%
Average Annual Total Returns, 10 Years [Percent]	9.36%
Premier Solutions Cornerstone (Series II) | PGIMJennisonNaturalResourcesFundIncClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Natural Resources
Portfolio Company Name [Text Block]	PGIM Jennison Natural Resources Fund, Inc. - Class A
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC
Current Expenses [Percent]	1.27%
Average Annual Total Returns, 1 Year [Percent]	(2.18%)
Average Annual Total Returns, 5 Years [Percent]	14.95%
Average Annual Total Returns, 10 Years [Percent]	1.43%
Premier Solutions Cornerstone (Series II) | PIMCORealReturnFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Inflation-Protected Bond
Portfolio Company Name [Text Block]	PIMCO Real Return Fund - Class A
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	3.33%
Average Annual Total Returns, 5 Years [Percent]	2.87%
Average Annual Total Returns, 10 Years [Percent]	1.97%
Premier Solutions Cornerstone (Series II) | PIMCOTotalReturnFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	PIMCO Total Return Fund - Class A
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	5.94%
Average Annual Total Returns, 5 Years [Percent]	0.97%
Average Annual Total Returns, 10 Years [Percent]	1.57%
Premier Solutions Cornerstone (Series II) | PioneerFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Pioneer Fund - Class A
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	28.32%
Average Annual Total Returns, 5 Years [Percent]	16.73%
Average Annual Total Returns, 10 Years [Percent]	12.05%
Premier Solutions Cornerstone (Series II) | PioneerFundamentalGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Pioneer Fundamental Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	32.48%
Average Annual Total Returns, 5 Years [Percent]	17.38%
Average Annual Total Returns, 10 Years [Percent]	13.00%
Premier Solutions Cornerstone (Series II) | PioneerGlobalSustainableEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Value
Portfolio Company Name [Text Block]	Pioneer Global Sustainable Equity Fund - Class A* (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	16.24%
Average Annual Total Returns, 5 Years [Percent]	13.70%
Average Annual Total Returns, 10 Years [Percent]	8.49%
Premier Solutions Cornerstone (Series II) | PioneerMidCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Pioneer Mid Cap Value Fund - Class A (Closed to Contracts issued on or about 9/30/2011)
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	12.16%
Average Annual Total Returns, 5 Years [Percent]	12.46%
Average Annual Total Returns, 10 Years [Percent]	7.35%
Premier Solutions Cornerstone (Series II) | PioneerSelectMidCapGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Pioneer Select Mid Cap Growth Fund - Class A (Closed to Contracts issued on or about 9/1/2009)
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	18.06%
Average Annual Total Returns, 5 Years [Percent]	10.46%
Average Annual Total Returns, 10 Years [Percent]	8.58%
Premier Solutions Cornerstone (Series II) | PioneerStrategicIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Multisector Bond
Portfolio Company Name [Text Block]	Pioneer Strategic Income Fund - Class A
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	7.76%
Average Annual Total Returns, 5 Years [Percent]	2.61%
Average Annual Total Returns, 10 Years [Percent]	2.67%
Premier Solutions Cornerstone (Series II) | PutnamCoreEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Putnam Core Equity Fund - Class A
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Putnam Investments Limited
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	27.68%
Average Annual Total Returns, 5 Years [Percent]	16.74%
Average Annual Total Returns, 10 Years [Percent]	11.87%
Premier Solutions Cornerstone (Series II) | PutnamInternationalCapitalOpportunitiesFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Small/Mid Blend
Portfolio Company Name [Text Block]	Putnam International Capital Opportunities Fund - Class A
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	The Putnam Advisory Company, LLC; Putnam Investments Limited
Current Expenses [Percent]	1.58%
Average Annual Total Returns, 1 Year [Percent]	15.22%
Average Annual Total Returns, 5 Years [Percent]	8.38%
Average Annual Total Returns, 10 Years [Percent]	3.75%
Premier Solutions Cornerstone (Series II) | PutnamLargeCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Putnam Large Cap Value Fund - Class A
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Putnam Investments Limited
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	15.40%
Average Annual Total Returns, 5 Years [Percent]	14.30%
Average Annual Total Returns, 10 Years [Percent]	10.12%
Premier Solutions Cornerstone (Series II) | PutnamSustainableLeadersFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Putnam Sustainable Leaders Fund - Class A (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Putnam Investments Limited
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	26.25%
Average Annual Total Returns, 5 Years [Percent]	15.97%
Average Annual Total Returns, 10 Years [Percent]	12.54%
Premier Solutions Cornerstone (Series II) | RoyceSmallCapTotalReturnFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Royce Small-Cap Total Return Fund - Service Class*
Portfolio Company Adviser [Text Block]	Royce & Associates, LP
Current Expenses [Percent]	1.53%
Average Annual Total Returns, 1 Year [Percent]	23.85%
Average Annual Total Returns, 5 Years [Percent]	11.36%
Average Annual Total Returns, 10 Years [Percent]	7.11%
Premier Solutions Cornerstone (Series II) | RoyceSmallCapValueFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Royce Small-Cap Value Fund - Service Class*
Portfolio Company Adviser [Text Block]	Royce & Associates, LP
Current Expenses [Percent]	1.49%
Average Annual Total Returns, 1 Year [Percent]	26.08%
Average Annual Total Returns, 5 Years [Percent]	9.96%
Average Annual Total Returns, 10 Years [Percent]	5.34%
Premier Solutions Cornerstone (Series II) | TRowePriceEquityIncomeFundClassRMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	T. Rowe Price Equity Income Fund - Class R
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.23%
Average Annual Total Returns, 1 Year [Percent]	9.06%
Average Annual Total Returns, 5 Years [Percent]	10.69%
Average Annual Total Returns, 10 Years [Percent]	7.38%
Premier Solutions Cornerstone (Series II) | TRowePriceGrowthStockFundClassRMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	T. Rowe Price Growth Stock Fund - Class R
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	44.52%
Average Annual Total Returns, 5 Years [Percent]	12.74%
Average Annual Total Returns, 10 Years [Percent]	11.13%
Premier Solutions Cornerstone (Series II) | TRowePriceRetirement2010FundRClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2000-2010
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2010 Fund - R Class (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	11.85%
Average Annual Total Returns, 5 Years [Percent]	5.91%
Average Annual Total Returns, 10 Years [Percent]	4.56%
Premier Solutions Cornerstone (Series II) | TRowePriceRetirement2015FundRClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2015
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2015 Fund - R Class (Closed to Contracts issued on or about 5/2/2016)
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	12.34%
Average Annual Total Returns, 5 Years [Percent]	6.48%
Average Annual Total Returns, 10 Years [Percent]	5.01%
Premier Solutions Cornerstone (Series II) | TRowePriceRetirement2020FundRClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2020
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2020 Fund - R Class (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	12.92%
Average Annual Total Returns, 5 Years [Percent]	7.11%
Average Annual Total Returns, 10 Years [Percent]	5.52%
Premier Solutions Cornerstone (Series II) | TRowePriceRetirement2025FundRClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2025
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2025 Fund - R Class (Closed to Contracts issued on or about 5/2/2016)
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	13.97%
Average Annual Total Returns, 5 Years [Percent]	7.90%
Average Annual Total Returns, 10 Years [Percent]	6.05%
Premier Solutions Cornerstone (Series II) | TRowePriceRetirement2030FundRClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2030
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2030 Fund - R Class (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	15.72%
Average Annual Total Returns, 5 Years [Percent]	8.70%
Average Annual Total Returns, 10 Years [Percent]	6.59%
Premier Solutions Cornerstone (Series II) | TRowePriceRetirement2035FundRClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2035
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2035 Fund - R Class (Closed to Contracts issued on or about 5/2/2016)
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	17.58%
Average Annual Total Returns, 5 Years [Percent]	9.50%
Average Annual Total Returns, 10 Years [Percent]	7.05%
Premier Solutions Cornerstone (Series II) | TRowePriceRetirement2040FundRClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2040
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2040 Fund - R Class (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	18.95%
Average Annual Total Returns, 5 Years [Percent]	10.14%
Average Annual Total Returns, 10 Years [Percent]	7.42%
Premier Solutions Cornerstone (Series II) | TRowePriceRetirement2045FundRClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2045
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2045 Fund - R Class (Closed to Contracts issued on or about 5/2/2016)
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	19.89%
Average Annual Total Returns, 5 Years [Percent]	10.62%
Average Annual Total Returns, 10 Years [Percent]	7.67%
Premier Solutions Cornerstone (Series II) | TRowePriceRetirement2050FundRClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2050
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2050 Fund - R Class (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	20.11%
Average Annual Total Returns, 5 Years [Percent]	10.68%
Average Annual Total Returns, 10 Years [Percent]	7.71%
Premier Solutions Cornerstone (Series II) | TRowePriceRetirement2055FundRClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2055
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2055 Fund - R Class (Closed to Contracts issued on or about 5/2/2016)
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	20.14%
Average Annual Total Returns, 5 Years [Percent]	10.64%
Average Annual Total Returns, 10 Years [Percent]	7.67%
Premier Solutions Cornerstone (Series II) | TRowePriceRetirement2060FundRClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2060
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2060 Fund - R Class (Closed to Contracts issued on or about 5/2/2016)
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	20.22%
Average Annual Total Returns, 5 Years [Percent]	10.65%
Average Annual Total Returns, 10 Years [Percent]	8.13%
Premier Solutions Cornerstone (Series II) | TRowePriceRetirementBalancedFundRClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Moderately Conservative Allocation
Portfolio Company Name [Text Block]	T. Rowe Price Retirement Balanced Fund - R Class (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	10.86%
Average Annual Total Returns, 5 Years [Percent]	5.64%
Average Annual Total Returns, 10 Years [Percent]	4.16%
Premier Solutions Cornerstone (Series II) | TempletonGlobalBondFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Bond
Portfolio Company Name [Text Block]	Templeton Global Bond Fund - Class A*
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	2.43%
Average Annual Total Returns, 5 Years [Percent]	(2.57%)
Average Annual Total Returns, 10 Years [Percent]	(0.62%)
Premier Solutions Cornerstone (Series II) | TempletonGrowthFundIncClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Blend
Portfolio Company Name [Text Block]	Templeton Growth Fund, Inc. - Class A (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Templeton Global Advisors Limited
Portfolio Company Subadviser [Text Block]	Templeton Asset Management Ltd.
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	20.98%
Average Annual Total Returns, 5 Years [Percent]	6.40%
Average Annual Total Returns, 10 Years [Percent]	3.22%
Premier Solutions Cornerstone (Series II) | ThornburgInternationalEquityFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Thornburg International Equity Fund - Class R4*
Portfolio Company Adviser [Text Block]	Thornburg Investment Management Inc
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	15.70%
Average Annual Total Returns, 5 Years [Percent]	10.18%
Average Annual Total Returns, 10 Years [Percent]	4.68%
Premier Solutions Cornerstone (Series II) | ThornburgSmallMidCapCoreFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Thornburg Small/Mid Cap Core Fund - Class R4* (Closed to Contracts issued on or about 8/1/2013)
Portfolio Company Adviser [Text Block]	Thornburg Investment Management Inc
Current Expenses [Percent]	1.21%
Average Annual Total Returns, 1 Year [Percent]	13.32%
Average Annual Total Returns, 5 Years [Percent]	8.44%
Average Annual Total Returns, 10 Years [Percent]	7.52%
Premier Solutions Cornerstone (Series II) | ThornburgSmallMidCapGrowthFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Thornburg Small/Mid Cap Growth Fund - Class R4* (Closed to Contracts issued on or about 9/30/2011)
Portfolio Company Adviser [Text Block]	Thornburg Investment Management Inc
Current Expenses [Percent]	1.36%
Average Annual Total Returns, 1 Year [Percent]	19.68%
Average Annual Total Returns, 5 Years [Percent]	6.56%
Average Annual Total Returns, 10 Years [Percent]	5.24%
Premier Solutions Cornerstone (Series II) | TIAACREFBondIndexFundRetirementClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core Bond
Portfolio Company Name [Text Block]	TIAA-CREF Bond Index Fund - Retirement Class
Portfolio Company Adviser [Text Block]	Teachers Advisors LLC
Current Expenses [Percent]	0.32%
Average Annual Total Returns, 1 Year [Percent]	5.48%
Average Annual Total Returns, 5 Years [Percent]	0.72%
Average Annual Total Returns, 10 Years [Percent]	1.44%
Premier Solutions Cornerstone (Series II) | TIAACREFEquityIndexFundRetirementClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	TIAA-CREF Equity Index Fund - Retirement Class
Portfolio Company Adviser [Text Block]	Teachers Advisors LLC
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	25.59%
Average Annual Total Returns, 5 Years [Percent]	14.84%
Average Annual Total Returns, 10 Years [Percent]	11.17%
Premier Solutions Cornerstone (Series II) | TIAACREFLargeCapGrowthIndexFundRetirementClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	TIAA-CREF Large-Cap Growth Index Fund - Retirement Class
Portfolio Company Adviser [Text Block]	Teachers Advisors LLC
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	42.29%
Average Annual Total Returns, 5 Years [Percent]	19.14%
Average Annual Total Returns, 10 Years [Percent]	14.51%
Premier Solutions Cornerstone (Series II) | TIAACREFLargeCapValueIndexFundRetirementClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	TIAA-CREF Large-Cap Value Index Fund - Retirement Class
Portfolio Company Adviser [Text Block]	Teachers Advisors LLC
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	11.15%
Average Annual Total Returns, 5 Years [Percent]	10.61%
Average Annual Total Returns, 10 Years [Percent]	8.09%
Premier Solutions Cornerstone (Series II) | TimothyPlanLargeMidCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Timothy Plan Large/Mid-Cap Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Timothy Partners Ltd
Portfolio Company Subadviser [Text Block]	Westwood Management Corp
Current Expenses [Percent]	1.34%
Average Annual Total Returns, 1 Year [Percent]	13.20%
Average Annual Total Returns, 5 Years [Percent]	12.70%
Average Annual Total Returns, 10 Years [Percent]	8.67%
Premier Solutions Cornerstone (Series II) | VictoryDiversifiedStockFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Victory Diversified Stock Fund - Class A (Closed to Contracts issued on or about 8/1/2012)
Portfolio Company Adviser [Text Block]	Victory Capital Management Inc.
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	24.70%
Average Annual Total Returns, 5 Years [Percent]	15.13%
Average Annual Total Returns, 10 Years [Percent]	9.49%
Premier Solutions Cornerstone (Series II) | VictorySpecialValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Victory Special Value Fund - Class A (Closed to Contracts issued on or about 8/1/2013)
Portfolio Company Adviser [Text Block]	Victory Capital Management Inc.
Current Expenses [Percent]	1.38%
Average Annual Total Returns, 1 Year [Percent]	24.38%
Average Annual Total Returns, 5 Years [Percent]	14.72%
Average Annual Total Returns, 10 Years [Percent]	8.78%
Premier Solutions Cornerstone (Series II) | VictorySycamoreEstablishedValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Victory Sycamore Established Value Fund - Class A
Portfolio Company Adviser [Text Block]	Victory Capital Management Inc.
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	9.95%
Average Annual Total Returns, 5 Years [Percent]	14.22%
Average Annual Total Returns, 10 Years [Percent]	10.62%
Premier Solutions Cornerstone (Series II) | VictorySycamoreSmallCompanyOpportunityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Victory Sycamore Small Company Opportunity Fund - Class A
Portfolio Company Adviser [Text Block]	Victory Capital Management Inc.
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	11.05%
Average Annual Total Returns, 5 Years [Percent]	11.30%
Average Annual Total Returns, 10 Years [Percent]	9.09%
Premier Solutions Cornerstone (Series II) | VictoryMunderMidCapCoreGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Victory Munder Mid-Cap Core Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Victory Capital Management Inc.
Current Expenses [Percent]	1.28%
Average Annual Total Returns, 1 Year [Percent]	14.28%
Average Annual Total Returns, 5 Years [Percent]	11.30%
Average Annual Total Returns, 10 Years [Percent]	7.45%
Premier Solutions Cornerstone (Series II) | VirtusCeredexLargeCapValueEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Virtus Ceredex Large-Cap Value Equity Fund - Class A
Portfolio Company Adviser [Text Block]	Virtus Fund Advisers, LLC
Portfolio Company Subadviser [Text Block]	Ceredex Value Advisors LLC
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	14.57%
Average Annual Total Returns, 5 Years [Percent]	10.67%
Average Annual Total Returns, 10 Years [Percent]	7.63%
Premier Solutions Cornerstone (Series II) | VirtusCeredexMidCapValueEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Virtus Ceredex Mid-Cap Value Equity Fund - Class A
Portfolio Company Adviser [Text Block]	Virtus Fund Advisers, LLC
Portfolio Company Subadviser [Text Block]	Ceredex Value Advisors LLC
Current Expenses [Percent]	1.28%
Average Annual Total Returns, 1 Year [Percent]	10.63%
Average Annual Total Returns, 5 Years [Percent]	9.80%
Average Annual Total Returns, 10 Years [Percent]	7.33%
Premier Solutions Cornerstone (Series II) | VirtusCeredexSmallCapValueEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	Virtus Ceredex Small-Cap Value Equity Fund - Class A (Closed to Contracts issued on or about 4/20/2012)
Portfolio Company Adviser [Text Block]	Virtus Fund Advisers, LLC
Portfolio Company Subadviser [Text Block]	Ceredex Value Advisors LLC
Current Expenses [Percent]	1.46%
Average Annual Total Returns, 1 Year [Percent]	14.30%
Average Annual Total Returns, 5 Years [Percent]	8.94%
Average Annual Total Returns, 10 Years [Percent]	6.13%
Premier Solutions Cornerstone (Series II) | VirtusNFJDividendValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Virtus NFJ Dividend Value Fund - Class A
Portfolio Company Adviser [Text Block]	Virtus Investment Advisers, Inc.
Portfolio Company Subadviser [Text Block]	NFJ Investment Group LLC - Dallas
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	19.14%
Average Annual Total Returns, 5 Years [Percent]	9.94%
Average Annual Total Returns, 10 Years [Percent]	6.85%
Premier Solutions Cornerstone (Series II) | VirtusNFJInternationalValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Value
Portfolio Company Name [Text Block]	Virtus NFJ International Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Virtus Investment Advisers, Inc.
Portfolio Company Subadviser [Text Block]	NFJ Investment Group LLC - Dallas
Current Expenses [Percent]	1.30%
Average Annual Total Returns, 1 Year [Percent]	10.33%
Average Annual Total Returns, 5 Years [Percent]	5.39%
Average Annual Total Returns, 10 Years [Percent]	0.24%
Premier Solutions Cornerstone (Series II) | VirtusNFJSmallCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Virtus NFJ Small-Cap Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Virtus Investment Advisers, Inc.
Portfolio Company Subadviser [Text Block]	NFJ Investment Group LLC - Dallas
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	23.00%
Average Annual Total Returns, 5 Years [Percent]	8.70%
Average Annual Total Returns, 10 Years [Percent]	4.40%
Premier Solutions Cornerstone (Series II) | MFSInternationalGrowthFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	MFS® International Growth Fund - Class R3*
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	14.54%
Average Annual Total Returns, 5 Years [Percent]	9.18%
Average Annual Total Returns, 10 Years [Percent]	6.09%
Premier Solutions Cornerstone (Series II) | AmericanCenturySmallCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	American Century Small Cap Value Fund - Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.34%
Average Annual Total Returns, 1 Year [Percent]	15.93%
Average Annual Total Returns, 5 Years [Percent]	14.24%
Average Annual Total Returns, 10 Years [Percent]	8.46%
Premier Solutions Cornerstone (Series II) | ClearBridgeSmallCapGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	ClearBridge Small Cap Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Franklin Templeton Fund Adviser, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	8.63%
Average Annual Total Returns, 5 Years [Percent]	9.22%
Average Annual Total Returns, 10 Years [Percent]	7.72%
Premier Solutions Cornerstone (Series II) | InvescoDevelopingMarketsFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Diversified Emerging Mkts
Portfolio Company Name [Text Block]	Invesco Developing Markets Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.26%
Average Annual Total Returns, 1 Year [Percent]	11.17%
Average Annual Total Returns, 5 Years [Percent]	2.26%
Average Annual Total Returns, 10 Years [Percent]	1.48%
Premier Solutions Cornerstone (Series II) | AmericanCenturyDiversifiedBondFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core Bond
Portfolio Company Name [Text Block]	American Century Diversified Bond Fund - Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	5.04%
Average Annual Total Returns, 5 Years [Percent]	0.79%
Average Annual Total Returns, 10 Years [Percent]	1.30%
Premier Solutions Cornerstone (Series II) | AmericanCenturyMidCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	American Century Mid Cap Value Fund - Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.23%
Average Annual Total Returns, 1 Year [Percent]	5.90%
Average Annual Total Returns, 5 Years [Percent]	10.76%
Average Annual Total Returns, 10 Years [Percent]	8.43%
Premier Solutions Cornerstone (Series II) | BlackRockInternationalDividendFundInvestorASharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	BlackRock International Dividend Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	BlackRock Advisors LLC
Portfolio Company Subadviser [Text Block]	BlackRock International Limited
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	15.36%
Average Annual Total Returns, 5 Years [Percent]	9.48%
Average Annual Total Returns, 10 Years [Percent]	3.42%
Premier Solutions Cornerstone (Series II) | ColumbiaSmallCapValueFundIClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Columbia Small Cap Value Fund I - Class A
Portfolio Company Adviser [Text Block]	Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	21.36%
Average Annual Total Returns, 5 Years [Percent]	13.19%
Average Annual Total Returns, 10 Years [Percent]	8.21%
Premier Solutions Cornerstone (Series II) | FranklinHighIncomeFundClassA1Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund High Yield Bond
Portfolio Company Name [Text Block]	Franklin High Income Fund - Class A1*
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	9.75%
Average Annual Total Returns, 5 Years [Percent]	4.91%
Average Annual Total Returns, 10 Years [Percent]	3.40%
Premier Solutions Cornerstone (Series II) | FrostGrowthEquityFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Frost Growth Equity Fund - Investor Class
Portfolio Company Adviser [Text Block]	Frost Investment Advisors, LLC
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	44.87%
Average Annual Total Returns, 5 Years [Percent]	16.82%
Average Annual Total Returns, 10 Years [Percent]	13.34%
Premier Solutions Cornerstone (Series II) | HartfordChecksandBalancesFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Moderate Allocation
Portfolio Company Name [Text Block]	Hartford Checks and Balances Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	12.99%
Average Annual Total Returns, 5 Years [Percent]	9.04%
Average Annual Total Returns, 10 Years [Percent]	7.02%
Premier Solutions Cornerstone (Series II) | HartfordEquityIncomeFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Hartford Equity Income Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	6.90%
Average Annual Total Returns, 5 Years [Percent]	11.73%
Average Annual Total Returns, 10 Years [Percent]	8.86%
Premier Solutions Cornerstone (Series II) | HartfordInternationalEquityFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Hartford International Equity Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	14.89%
Average Annual Total Returns, 5 Years [Percent]	6.65%
Average Annual Total Returns, 10 Years [Percent]	3.68%
Premier Solutions Cornerstone (Series II) | HartfordInternationalOpportunitiesFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Hartford International Opportunities Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	11.44%
Average Annual Total Returns, 5 Years [Percent]	8.11%
Average Annual Total Returns, 10 Years [Percent]	3.77%
Premier Solutions Cornerstone (Series II) | HartfordMidcapFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Hartford Midcap Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	14.37%
Average Annual Total Returns, 5 Years [Percent]	9.30%
Average Annual Total Returns, 10 Years [Percent]	8.36%
Premier Solutions Cornerstone (Series II) | InvescoEQVEmergingMarketsAllCapFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Diversified Emerging Mkts
Portfolio Company Name [Text Block]	Invesco EQV Emerging Markets All Cap Fund - Class A*
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.34%
Average Annual Total Returns, 1 Year [Percent]	8.81%
Average Annual Total Returns, 5 Years [Percent]	4.87%
Average Annual Total Returns, 10 Years [Percent]	2.38%
Premier Solutions Cornerstone (Series II) | JPMorganUSEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	JPMorgan U.S. Equity Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	26.71%
Average Annual Total Returns, 5 Years [Percent]	16.84%
Average Annual Total Returns, 10 Years [Percent]	12.02%
Premier Solutions Cornerstone (Series II) | JPMorganUSGovernmentMoneyMarketFundReserveClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Money Market - Taxable
Portfolio Company Name [Text Block]	JPMorgan U.S. Government Money Market Fund - Reserve Class (Closed to Contracts issued on or about 5/2/2016)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	4.48%
Average Annual Total Returns, 5 Years [Percent]	1.46%
Average Annual Total Returns, 10 Years [Percent]	0.88%
Premier Solutions Cornerstone (Series II) | LordAbbettGrowthOpportunitiesFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Lord Abbett Growth Opportunities Fund - Class A
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	10.48%
Average Annual Total Returns, 5 Years [Percent]	9.04%
Average Annual Total Returns, 10 Years [Percent]	7.24%
Premier Solutions Cornerstone (Series II) | LordAbbettTotalReturnFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	Lord Abbett Total Return Fund - Class A
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	5.93%
Average Annual Total Returns, 5 Years [Percent]	1.23%
Average Annual Total Returns, 10 Years [Percent]	1.83%
Premier Solutions Cornerstone (Series II) | MFSEmergingMarketsDebtFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Emerging Markets Bond
Portfolio Company Name [Text Block]	MFS® Emerging Markets Debt Fund - Class R3*
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	10.10%
Average Annual Total Returns, 5 Years [Percent]	2.24%
Average Annual Total Returns, 10 Years [Percent]	2.73%
Premier Solutions Cornerstone (Series II) | NuveenMidCapGrowthOpportunitiesFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Nuveen Mid Cap Growth Opportunities Fund - Class A*
Portfolio Company Adviser [Text Block]	Nuveen Fund Advisors, LLC.
Portfolio Company Subadviser [Text Block]	Nuveen Asset Management, LLC
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	19.94%
Average Annual Total Returns, 5 Years [Percent]	11.17%
Average Annual Total Returns, 10 Years [Percent]	7.62%
Premier Solutions Cornerstone (Series II) | NuveenSmallCapSelectFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	Nuveen Small Cap Select Fund - Class A*
Portfolio Company Adviser [Text Block]	Nuveen Fund Advisors, LLC.
Portfolio Company Subadviser [Text Block]	Nuveen Asset Management, LLC
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	17.30%
Average Annual Total Returns, 5 Years [Percent]	12.18%
Average Annual Total Returns, 10 Years [Percent]	8.05%
Premier Solutions Cornerstone (Series II) | PioneerDisciplinedValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Pioneer Disciplined Value Fund - Class A
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	8.10%
Average Annual Total Returns, 5 Years [Percent]	11.45%
Average Annual Total Returns, 10 Years [Percent]	7.81%
Premier Solutions Cornerstone (Series II) | PutnamHighYieldFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund High Yield Bond
Portfolio Company Name [Text Block]	Putnam High Yield Fund - Class A
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Putnam Investments Limited
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	11.94%
Average Annual Total Returns, 5 Years [Percent]	4.47%
Average Annual Total Returns, 10 Years [Percent]	3.59%
Premier Solutions Cornerstone (Series II) | VirtusSeixTotalReturnBondFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	Virtus Seix Total Return Bond Fund - Class A
Portfolio Company Adviser [Text Block]	Virtus Fund Advisers, LLC
Portfolio Company Subadviser [Text Block]	Seix Investment Advisors
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	4.37%
Average Annual Total Returns, 5 Years [Percent]	0.98%
Average Annual Total Returns, 10 Years [Percent]	1.55%
Premier Solutions Cornerstone (Series II) | AmericanFundsSMALLCAPWorldFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Small/Mid Stock
Portfolio Company Name [Text Block]	American Funds SMALLCAP World Fund® - Class R3 (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.31%
Average Annual Total Returns, 1 Year [Percent]	18.53%
Average Annual Total Returns, 5 Years [Percent]	10.24%
Average Annual Total Returns, 10 Years [Percent]	7.33%
Premier Solutions Cornerstone (Series II) | DavisOpportunityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Davis Opportunity Fund - Class A (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Davis Selected Advisers LP
Portfolio Company Subadviser [Text Block]	Davis Selected Advisers (New York) Inc
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	22.12%
Average Annual Total Returns, 5 Years [Percent]	13.16%
Average Annual Total Returns, 10 Years [Percent]	9.87%
Premier Solutions Cornerstone (Series II) | FederatedHermesFundforUSGovernmentSecuritiesClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Government
Portfolio Company Name [Text Block]	Federated Hermes Fund for U.S. Government Securities - Class A* (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Federated Investment Management Company
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	4.20%
Average Annual Total Returns, 5 Years [Percent]	(0.31%)
Average Annual Total Returns, 10 Years [Percent]	0.72%
Premier Solutions Cornerstone (Series II) | FederatedHermesGlobalAllocationFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Allocation
Portfolio Company Name [Text Block]	Federated Hermes Global Allocation Fund - Class A* (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Federated Global Investment Management Corp;Federated Investment Management Company;
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	11.23%
Average Annual Total Returns, 5 Years [Percent]	6.26%
Average Annual Total Returns, 10 Years [Percent]	4.02%
Premier Solutions Cornerstone (Series II) | FederatedHermesInternationalLeadersFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Federated Hermes International Leaders Fund - Class A* (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Federated Global Investment Management Corp
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	16.99%
Average Annual Total Returns, 5 Years [Percent]	10.27%
Average Annual Total Returns, 10 Years [Percent]	4.12%
Premier Solutions Cornerstone (Series II) | FederatedHermesSustainableHighYieldBondFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund High Yield Bond
Portfolio Company Name [Text Block]	Federated Hermes Sustainable High Yield Bond Fund - Class A* (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Federated Investment Management Company
Portfolio Company Subadviser [Text Block]	Hermes Investment Management Ltd
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	12.42%
Average Annual Total Returns, 5 Years [Percent]	4.69%
Average Annual Total Returns, 10 Years [Percent]	3.91%
Premier Solutions Cornerstone (Series II) | FederatedHermesTotalReturnBondFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	Federated Hermes Total Return Bond Fund - Class A* (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Federated Investment Management Company
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	4.59%
Average Annual Total Returns, 5 Years [Percent]	1.53%
Average Annual Total Returns, 10 Years [Percent]	1.83%
Premier Solutions Cornerstone (Series II) | FranklinUSGovernmentSecuritiesFundClassA1Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Government
Portfolio Company Name [Text Block]	Franklin U.S. Government Securities Fund - Class A1* (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	4.37%
Average Annual Total Returns, 5 Years [Percent]	0.00%
Average Annual Total Returns, 10 Years [Percent]	0.69%
Premier Solutions Cornerstone (Series II) | GeorgePutnamBalancedFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Moderate Allocation
Portfolio Company Name [Text Block]	George Putnam Balanced Fund - Class A (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Putnam Investments Limited
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	19.92%
Average Annual Total Returns, 5 Years [Percent]	10.47%
Average Annual Total Returns, 10 Years [Percent]	8.01%
Premier Solutions Cornerstone (Series II) | GoldmanSachsCoreFixedIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core Bond
Portfolio Company Name [Text Block]	Goldman Sachs Core Fixed Income Fund - Class A* (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	5.99%
Average Annual Total Returns, 5 Years [Percent]	1.26%
Average Annual Total Returns, 10 Years [Percent]	1.65%
Premier Solutions Cornerstone (Series II) | GoldmanSachsEquityIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Goldman Sachs Equity Income Fund - Class A* (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	8.13%
Average Annual Total Returns, 5 Years [Percent]	10.23%
Average Annual Total Returns, 10 Years [Percent]	7.50%
Premier Solutions Cornerstone (Series II) | GoldmanSachsIncomeBuilderFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Moderately Conservative Allocation
Portfolio Company Name [Text Block]	Goldman Sachs Income Builder Fund - Class A* (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	10.43%
Average Annual Total Returns, 5 Years [Percent]	7.61%
Average Annual Total Returns, 10 Years [Percent]	4.92%
Premier Solutions Cornerstone (Series II) | GoldmanSachsInternationalEquityESGFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Goldman Sachs International Equity ESG Fund - Class A* (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	15.46%
Average Annual Total Returns, 5 Years [Percent]	11.64%
Average Annual Total Returns, 10 Years [Percent]	4.78%
Premier Solutions Cornerstone (Series II) | GoldmanSachsStrategicGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Goldman Sachs Strategic Growth Fund - Class A* (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	41.66%
Average Annual Total Returns, 5 Years [Percent]	17.19%
Average Annual Total Returns, 10 Years [Percent]	12.84%
Premier Solutions Cornerstone (Series II) | GoldmanSachsUSEquityInsightsFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Goldman Sachs U.S. Equity Insights Fund - Class A* (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	23.11%
Average Annual Total Returns, 5 Years [Percent]	13.55%
Average Annual Total Returns, 10 Years [Percent]	10.60%
Premier Solutions Cornerstone (Series II) | HartfordInternationalOpportunitiesHLSFundClassIBMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Hartford International Opportunities HLS Fund - Class IB
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	11.45%
Average Annual Total Returns, 5 Years [Percent]	8.20%
Average Annual Total Returns, 10 Years [Percent]	3.98%
Premier Solutions Cornerstone (Series II) | HartfordStockHLSFundClassIBMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Hartford Stock HLS Fund - Class IB
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	7.45%
Average Annual Total Returns, 5 Years [Percent]	13.15%
Average Annual Total Returns, 10 Years [Percent]	10.41%
Premier Solutions Cornerstone (Series II) | InvescoGlobalCoreEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Blend
Portfolio Company Name [Text Block]	Invesco Global Core Equity Fund - Class A (Closed to Contracts issued on or about 8/1/2011)
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Invesco Asset Management Ltd
Current Expenses [Percent]	1.23%
Average Annual Total Returns, 1 Year [Percent]	21.79%
Average Annual Total Returns, 5 Years [Percent]	8.98%
Average Annual Total Returns, 10 Years [Percent]	5.35%
Premier Solutions Cornerstone (Series II) | InvescoQualityIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Government
Portfolio Company Name [Text Block]	Invesco Quality Income Fund - Class A (Closed to Contracts issued on or about 8/1/2012)
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	5.25%
Average Annual Total Returns, 5 Years [Percent]	0.23%
Average Annual Total Returns, 10 Years [Percent]	1.30%
Premier Solutions Cornerstone (Series II) | MassMutualRetireSMARTbyJPMorgan2025FundClassSVCMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2025
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan 2025 Fund - Class SVC* (Closed to Contracts issued on or about 5/1/2014)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	12.52%
Average Annual Total Returns, 5 Years [Percent]	6.79%
Average Annual Total Returns, 10 Years [Percent]	5.19%
Premier Solutions Cornerstone (Series II) | MassMutualRetireSMARTbyJPMorgan2035FundClassSVCMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2035
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan 2035 Fund - Class SVC* (Closed to Contracts issued on or about 5/1/2014)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	16.36%
Average Annual Total Returns, 5 Years [Percent]	8.84%
Average Annual Total Returns, 10 Years [Percent]	6.25%
Premier Solutions Cornerstone (Series II) | MassMutualRetireSMARTbyJPMorgan2040FundClassSVCMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2040
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan 2040 Fund - Class SVC* (Closed to Contracts issued on or about 5/1/2014)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	17.93%
Average Annual Total Returns, 5 Years [Percent]	9.73%
Average Annual Total Returns, 10 Years [Percent]	6.63%
Premier Solutions Cornerstone (Series II) | MassMutualRetireSMARTbyJPMorgan2045FundClassSVCMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2045
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan 2045 Fund - Class SVC* (Closed to Contracts issued on or about 5/1/2014)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	18.89%
Average Annual Total Returns, 5 Years [Percent]	10.37%
Average Annual Total Returns, 10 Years [Percent]	6.95%
Premier Solutions Cornerstone (Series II) | MassMutualRetireSMARTbyJPMorgan2050FundClassSVCMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2050
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan 2050 Fund - Class SVC* (Closed to Contracts issued on or about 5/1/2014)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	19.08%
Average Annual Total Returns, 5 Years [Percent]	10.44%
Average Annual Total Returns, 10 Years [Percent]	7.10%
Premier Solutions Cornerstone (Series II) | MSIFGlobalOpportunityPortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Growth
Portfolio Company Name [Text Block]	MSIF Global Opportunity Portfolio - Class A
Portfolio Company Adviser [Text Block]	Morgan Stanley Investment Management, Inc.
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	49.29%
Average Annual Total Returns, 5 Years [Percent]	12.72%
Average Annual Total Returns, 10 Years [Percent]	12.65%
Premier Solutions Cornerstone (Series II) | PutnamInternationalEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Putnam International Equity Fund - Class A (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Putnam Investments Limited; The Putnam Advisory Company LLC
Current Expenses [Percent]	1.26%
Average Annual Total Returns, 1 Year [Percent]	18.62%
Average Annual Total Returns, 5 Years [Percent]	9.03%
Average Annual Total Returns, 10 Years [Percent]	3.61%
Premier Solutions Cornerstone (Series II) | PutnamLargeCapGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Putnam Large Cap Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Putnam Investments Limited
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	44.23%
Average Annual Total Returns, 5 Years [Percent]	18.37%
Average Annual Total Returns, 10 Years [Percent]	14.28%
Premier Solutions Cornerstone (Series II) | PutnamResearchFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Putnam Research Fund - Class A (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Putnam Investments Limite; The Putnam Advisory Company LLC
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	28.83%
Average Annual Total Returns, 5 Years [Percent]	16.09%
Average Annual Total Returns, 10 Years [Percent]	11.88%
Premier Solutions Cornerstone (Series II) | ParticipantLoanMember
Prospectus:
Name of Benefit [Text Block]	Participant Loan
Purpose of Benefit [Text Block]	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.
Standard Benefit [Flag]	true
Standard Benefit Expense, Maximum [Dollars]	$ 50.00
Brief Restrictions / Limitations [Text Block]	•Must be permitted by the Code and the terms of the Plan.BenefitPurposeWhether Benefit Is Standard or OptionalMaximum FeeRestrictions/Limitations
Name of Benefit [Text Block]	Participant Loan
Operation of Benefit [Text Block]	Participant Loans During the Accumulation Period, a Participant under a Tax-sheltered Annuity plan may request a loan from his or her Participant Account, if permitted by the Plan. Loans from a Participant’s Account may not be available in all states or may be subject to restrictions. When you initiate a loan from your Participant Account, We deduct a loan set-up fee of $50. In addition, while your loan is outstanding, We deduct a $50 annual loan administration fee from your Participant Account on a quarterly basis. We deduct 25 percent of the annual fee on the last Valuation Day of each quarter, or from the proceeds of a full Surrender of your Participant Account. When you take a loan from your Participant Account, for record-keeping purposes, an amount equal to your loan, plus interest, is placed into a loan account. When you make loan repayments, the amount of the loan account decreases until your loan account is re-paid in full. You must pay back your loan according to the payment schedule set by the terms of your loan agreement. The loan agreement describes the terms, conditions, and any fees or charges of your loan. Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Account. The longer a loan is outstanding, the greater the impact on the Participant’s Account is likely to be. Also, if not repaid, the outstanding loan balance will reduce the death benefit otherwise payable to the Beneficiary.
Premier Solutions Cornerstone (Series II) | SystemicWithdrawalOptionMember
Prospectus:
Name of Benefit [Text Block]	Systemic Withdrawal Option
Purpose of Benefit [Text Block]	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Limited to Participants who have terminated their employment with the Employer;•Duration of payments may not extend beyond the Participant’s life expectancy;•A Participant may not elect the Systemic Withdrawal Option if there is an outstanding Loan.
Name of Benefit [Text Block]	Systemic Withdrawal Option
Premier Solutions Cornerstone (Series II) | Standard Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Death Benefit
Purpose of Benefit [Text Block]	If the participant dies during the Accumulation Period, then the type of death benefit paid depends on whether the participant died (a) before age 65, or (b) on or after age 65. If the participant died before age 65, a Minimum Death Benefit is payable to the Beneficiary, which is generally the greater of the greater of (a) the value of the Participant Account and (b) 100% of the Contributions to the Participant Account less prior Surrenders and outstanding Participant loans.If the participant dies on or after age 65, then the Contract pays a death benefit equal to the Participant Account Value, less any outstanding charges and loan balances.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	1.25%
Brief Restrictions / Limitations [Text Block]	•For Minimum Death Benefit, value of Participant account measured on date that all completed paperwork received for all states except IL. In IL, measured on date Due Proof of Death is received.•The deduction of advisory fees will reduce your death benefit.
Name of Benefit [Text Block]	Death Benefit
Operation of Benefit [Text Block]	Death Benefits Determination of the Beneficiary: The Beneficiary is the person or persons designated to receive payment of the death benefit upon the death of the Participant. If no designated Beneficiary remains living at the death of the Participant, the Participant’s estate is the Beneficiary. Death before the Annuity Commencement Date: • Death prior to age 65: If the Participant dies before the Annuity Commencement Date or the Participant’s attainment of age 65 (whichever comes first) the Minimum Death Benefit is payable to the Beneficiary. The Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. For Contracts purchased in Illinois, the Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. To the extent you have Related Contracts under your plan, we may take into consideration corresponding Participant Account values, Contributions, Surrenders, or loan indebtedness in calculating the Minimum Death Benefit. The value of a Participant’s Account on any Valuation Day before the Annuity Commencement Date will be reduced by any applicable Premium Taxes not already deducted. • Death on or after age 65: If the Participant dies before the Annuity Commencement Date but on or after the Participant’s 65th birthday, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices. For Contracts purchased in Illinois, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death at our Administrative Offices. Calculation of the death benefit: Except for Contracts purchased in Illinois, if the Participant dies before the Annuity Commencement Date, the death benefit will be calculated as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction. The death benefit remains invested in the Separate Account and/or General Account option according to your last instructions until the proceeds are paid or we receive new settlement instructions from the Beneficiary. During the time period between our receipt of Due Proof of Death and our receipt of the completed settlement instructions, the calculated death benefit will be subject to market fluctuations. Upon receipt of complete settlement instructions, we will calculate the payable amount. If the proceeds are taken in a single sum, payment will normally be made within seven days of our receipt of completed settlement instructions. You may apply the death benefit payment to any one of the Annuity payout options (See “Annuity Payout Options”) instead of receiving the death benefit payment in a single sum. An election to receive payment of death benefits under an Annuity payout option must be made before a lump sum settlement and within one year after the death by written notice to us at our Administrative Offices. Proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payouts will become operative unless the initial Annuity payout is at least $20 on either a variable or fixed basis, or $20 on each basis when a combination benefit is elected. The manner in which the Annuity payouts are determined and in which they may vary from month to month are the same as applicable to a Participant’s Account after retirement (See “Contract Value”). Death on or after the Annuity Commencement Date: If the Annuitant dies on or after the Annuity Commencement Date, there may be no payout at death unless the Annuitant has elected an Annuity payout option that permits the Beneficiary to elect to continue Annuity payouts or to receive the computed value.
Premier Solutions Cornerstone (Series II) | Percent125Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	$ 9,198
Surrender Expense, 3 Years, Maximum [Dollars]	16,822
Surrender Expense, 5 Years, Maximum [Dollars]	24,481
Surrender Expense, 10 Years, Maximum [Dollars]	47,504
Annuitized Expense, 1 Year, Maximum [Dollars]	4,684
Annuitized Expense, 3 Years, Maximum [Dollars]	14,095
Annuitized Expense, 5 Years, Maximum [Dollars]	23,565
Annuitized Expense, 10 Years, Maximum [Dollars]	47,504
No Surrender Expense, 1 Year, Maximum [Dollars]	4,684
No Surrender Expense, 3 Years, Maximum [Dollars]	14,095
No Surrender Expense, 5 Years, Maximum [Dollars]	23,565
No Surrender Expense, 10 Years, Maximum [Dollars]	47,504
Premier Solutions Cornerstone (Series II) | Percent105Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	9,003
Surrender Expense, 3 Years, Maximum [Dollars]	16,252
Surrender Expense, 5 Years, Maximum [Dollars]	23,552
Surrender Expense, 10 Years, Maximum [Dollars]	45,844
Annuitized Expense, 1 Year, Maximum [Dollars]	4,479
Annuitized Expense, 3 Years, Maximum [Dollars]	13,505
Annuitized Expense, 5 Years, Maximum [Dollars]	22,626
Annuitized Expense, 10 Years, Maximum [Dollars]	45,844
No Surrender Expense, 1 Year, Maximum [Dollars]	4,479
No Surrender Expense, 3 Years, Maximum [Dollars]	13,505
No Surrender Expense, 5 Years, Maximum [Dollars]	22,626
No Surrender Expense, 10 Years, Maximum [Dollars]	45,844
Premier Solutions Cornerstone (Series II) | Percent085Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	8,808
Surrender Expense, 3 Years, Maximum [Dollars]	15,678
Surrender Expense, 5 Years, Maximum [Dollars]	22,615
Surrender Expense, 10 Years, Maximum [Dollars]	44,151
Annuitized Expense, 1 Year, Maximum [Dollars]	4,274
Annuitized Expense, 3 Years, Maximum [Dollars]	12,913
Annuitized Expense, 5 Years, Maximum [Dollars]	21,678
Annuitized Expense, 10 Years, Maximum [Dollars]	44,151
No Surrender Expense, 1 Year, Maximum [Dollars]	4,274
No Surrender Expense, 3 Years, Maximum [Dollars]	12,913
No Surrender Expense, 5 Years, Maximum [Dollars]	21,678
No Surrender Expense, 10 Years, Maximum [Dollars]	44,151
Premier Solutions Cornerstone (Series II) | Percent075Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	8,711
Surrender Expense, 3 Years, Maximum [Dollars]	15,391
Surrender Expense, 5 Years, Maximum [Dollars]	22,143
Surrender Expense, 10 Years, Maximum [Dollars]	43,291
Annuitized Expense, 1 Year, Maximum [Dollars]	4,171
Annuitized Expense, 3 Years, Maximum [Dollars]	12,616
Annuitized Expense, 5 Years, Maximum [Dollars]	21,201
Annuitized Expense, 10 Years, Maximum [Dollars]	43,291
No Surrender Expense, 1 Year, Maximum [Dollars]	4,171
No Surrender Expense, 3 Years, Maximum [Dollars]	12,616
No Surrender Expense, 5 Years, Maximum [Dollars]	21,201
No Surrender Expense, 10 Years, Maximum [Dollars]	43,291
Premier Solutions Cornerstone (Series II) | Percent065Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	8,614
Surrender Expense, 3 Years, Maximum [Dollars]	15,102
Surrender Expense, 5 Years, Maximum [Dollars]	21,670
Surrender Expense, 10 Years, Maximum [Dollars]	42,422
Annuitized Expense, 1 Year, Maximum [Dollars]	4,069
Annuitized Expense, 3 Years, Maximum [Dollars]	12,319
Annuitized Expense, 5 Years, Maximum [Dollars]	20,722
Annuitized Expense, 10 Years, Maximum [Dollars]	42,422
No Surrender Expense, 1 Year, Maximum [Dollars]	4,069
No Surrender Expense, 3 Years, Maximum [Dollars]	12,319
No Surrender Expense, 5 Years, Maximum [Dollars]	20,722
No Surrender Expense, 10 Years, Maximum [Dollars]	42,422
Premier Solutions Cornerstone (Series II) | Percent050Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	8,468
Surrender Expense, 3 Years, Maximum [Dollars]	14,669
Surrender Expense, 5 Years, Maximum [Dollars]	20,955
Surrender Expense, 10 Years, Maximum [Dollars]	41,102
Annuitized Expense, 1 Year, Maximum [Dollars]	3,915
Annuitized Expense, 3 Years, Maximum [Dollars]	11,871
Annuitized Expense, 5 Years, Maximum [Dollars]	20,000
Annuitized Expense, 10 Years, Maximum [Dollars]	41,102
No Surrender Expense, 1 Year, Maximum [Dollars]	3,915
No Surrender Expense, 3 Years, Maximum [Dollars]	11,871
No Surrender Expense, 5 Years, Maximum [Dollars]	20,000
No Surrender Expense, 10 Years, Maximum [Dollars]	41,102
Premier Solutions Cornerstone (Series II) | Percent035Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	8,321
Surrender Expense, 3 Years, Maximum [Dollars]	14,234
Surrender Expense, 5 Years, Maximum [Dollars]	20,236
Surrender Expense, 10 Years, Maximum [Dollars]	39,762
Annuitized Expense, 1 Year, Maximum [Dollars]	3,761
Annuitized Expense, 3 Years, Maximum [Dollars]	11,422
Annuitized Expense, 5 Years, Maximum [Dollars]	19,273
Annuitized Expense, 10 Years, Maximum [Dollars]	39,762
No Surrender Expense, 1 Year, Maximum [Dollars]	3,761
No Surrender Expense, 3 Years, Maximum [Dollars]	11,422
No Surrender Expense, 5 Years, Maximum [Dollars]	19,273
No Surrender Expense, 10 Years, Maximum [Dollars]	39,762
Premier Solutions Cornerstone (Series II) | Percent015Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	8,127
Surrender Expense, 3 Years, Maximum [Dollars]	13,652
Surrender Expense, 5 Years, Maximum [Dollars]	19,271
Surrender Expense, 10 Years, Maximum [Dollars]	37,944
Annuitized Expense, 1 Year, Maximum [Dollars]	3,556
Annuitized Expense, 3 Years, Maximum [Dollars]	10,821
Annuitized Expense, 5 Years, Maximum [Dollars]	18,297
Annuitized Expense, 10 Years, Maximum [Dollars]	37,944
No Surrender Expense, 1 Year, Maximum [Dollars]	3,556
No Surrender Expense, 3 Years, Maximum [Dollars]	10,821
No Surrender Expense, 5 Years, Maximum [Dollars]	18,297
No Surrender Expense, 10 Years, Maximum [Dollars]	37,944
Premier Solutions Cornerstone (Series II) | Percent000Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	7,981
Surrender Expense, 3 Years, Maximum [Dollars]	13,215
Surrender Expense, 5 Years, Maximum [Dollars]	18,541
Surrender Expense, 10 Years, Maximum [Dollars]	36,555
Annuitized Expense, 1 Year, Maximum [Dollars]	3,402
Annuitized Expense, 3 Years, Maximum [Dollars]	10,369
Annuitized Expense, 5 Years, Maximum [Dollars]	17,559
Annuitized Expense, 10 Years, Maximum [Dollars]	36,555
No Surrender Expense, 1 Year, Maximum [Dollars]	3,402
No Surrender Expense, 3 Years, Maximum [Dollars]	10,369
No Surrender Expense, 5 Years, Maximum [Dollars]	17,559
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 36,555
Premier Solutions Cornerstone
Prospectus:
Fees and Expenses [Text Block]
FEES AND EXPENSES	LOCATION IN PROSPECTUS
Charges for Early Withdrawals
You do not pay a sales charge at the time you make a Contribution to your
Participant Account. But you may pay a Contingent Deferred Sales Charge
(“CDSC”) if you fully or partially surrender your Participant Account Value during the first five Contract Years. No CDSC applies in the sixth Contract
Year or later.

For example, if you made a withdrawal of $100,000.00 (a partial surrender)
from your Participant Account Value during your first Contract Year, you would pay a maximum CDSC of $5,000.00.
Contract Charges: Contingent Deferred Sales Charge
Transaction Charges
In addition to the Contingent Deferred Surrender Charge, you may be
charged for other transactions. These may include fees to set up and administer a Loan from your Participant Account Value, charges for Premium
Taxes that are imposed by a State or other government entity, or a Transfer
Fee for transfers among the Sub-Accounts that exceed twelve transfers in a
Contract Year.
Contract Charges: Loan Fees; Premium Taxes; and Transfer Fees
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year.
Please refer to your Contract specifications page for information about the specific fees you will pay each year.

The fees and expenses don’t reflect advisory fees that are paid to investment advisors from the Participant Account. If such charges were reflected, such fees and expenses would be higher.
				Fee Table: Participant Transaction Expenses; Annual Contract Expenses; Annual Underlying Funds Operating Expenses
	Annual Fee	Minimum	Maximum
	Base Contract[1]	0%	1.35%
	Investment options (Fund fees and expenses)[2]	0.30%	2.24%
	1 As a percentage of Total Value of Participant Accounts under the Contract. [2] As a percentage of Underlying Fund assets.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

Lowest Annual Cost: $1,414	Highest Annual Cost: $2,949
Assumes: Investment of $100,000 •5% annual appreciation •Least expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals	Assumes: Investment of $100,000 •5% annual appreciation •Most expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or
Other Plan or Participant Charges	Any plan-specific fees.	Fee Table: Participant Transaction Expenses

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals
You do not pay a sales charge at the time you make a Contribution to your
Participant Account. But you may pay a Contingent Deferred Sales Charge
(“CDSC”) if you fully or partially surrender your Participant Account Value during the first five Contract Years. No CDSC applies in the sixth Contract
Year or later.

For example, if you made a withdrawal of $100,000.00 (a partial surrender)
from your Participant Account Value during your first Contract Year, you would pay a maximum CDSC of $5,000.00.
Contract Charges: Contingent Deferred Sales Charge

Surrender Charge Phaseout Period, Years | yr	5
Surrender Charge Example Maximum [Dollars]	$ 5,000.00
Transaction Charges [Text Block]
Transaction Charges
In addition to the Contingent Deferred Surrender Charge, you may be
charged for other transactions. These may include fees to set up and administer a Loan from your Participant Account Value, charges for Premium
Taxes that are imposed by a State or other government entity, or a Transfer
Fee for transfers among the Sub-Accounts that exceed twelve transfers in a
Contract Year.
Contract Charges: Loan Fees; Premium Taxes; and Transfer Fees

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year.
Please refer to your Contract specifications page for information about the specific fees you will pay each year.

The fees and expenses don’t reflect advisory fees that are paid to investment advisors from the Participant Account. If such charges were reflected, such fees and expenses would be higher.
				Fee Table: Participant Transaction Expenses; Annual Contract Expenses; Annual Underlying Funds Operating Expenses
	Annual Fee	Minimum	Maximum
	Base Contract[1]	0%	1.35%
	Investment options (Fund fees and expenses)[2]	0.30%	2.24%
	1 As a percentage of Total Value of Participant Accounts under the Contract. [2] As a percentage of Underlying Fund assets.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

Lowest Annual Cost: $1,414	Highest Annual Cost: $2,949
Assumes: Investment of $100,000 •5% annual appreciation •Least expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals	Assumes: Investment of $100,000 •5% annual appreciation •Most expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or
Other Plan or Participant Charges	Any plan-specific fees.	Fee Table: Participant Transaction Expenses

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	0.00%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.35%
Base Contract (N-4) Footnotes [Text Block]	1 As a percentage of Total Value of Participant Accounts under the Contract.
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.30%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	2.24%
Investment Options Footnotes [Text Block]	2 As a percentage of Underlying Fund assets.
Lowest and Highest Annual Cost [Table Text Block]
Lowest Annual Cost: $1,414	Highest Annual Cost: $2,949
Assumes: Investment of $100,000 •5% annual appreciation •Least expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals	Assumes: Investment of $100,000 •5% annual appreciation •Most expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or
Other Plan or Participant Charges	Any plan-specific fees.	Fee Table: Participant Transaction Expenses

Lowest Annual Cost [Dollars]	$ 1,414
Highest Annual Cost [Dollars]	$ 2,949
Risks [Table Text Block]
RISKS		LOCATION IN PROSPECTUS
Risk of Loss	You can lose money by investing in this Contract, including loss of principal and prior credited earnings.	Principal Risks
Not a Short Term Investment
The Contract is designed as a long-term accumulation Investment for retirement savings. It is not designed for short term investment and is not appropriate for an investor who needs ready access to cash.
Principal Risks
Risks Associated with Investment Options
•An investment in this Contract is subject to the risk of poor investment performance of the Underlying Funds available under the Contract.
•Each Underlying Fund has its own unique risks.
•You should review the prospectus for each Underlying Fund before making an investment decision.
Principal Risks
Insurance Company Risks
Any obligations, guarantees, and benefits of the Contract are subject to the claims- paying ability of the Talcott Resolution. If Talcott Resolution experiences financial distress, it may not be able to meet its obligations to you.
More information about Talcott Resolution, including its financial strength ratings, is available upon request. You may make such request by calling 844-
804-8989 or visiting https://www.talcottresolution.com
Principal Risks

Investment Restrictions [Text Block]	Talcott may add or remove an Underlying Fund as an investment option under the Contract or to limit its availability to new Contributions or Transfers of Participant Account Value
Optional Benefit Restrictions [Text Block]	Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-account will apply only to amounts remaining in the Sub-accounts. A loan that is not repaid will also reduce the death benefit.If the Participant elects to pay third-party advisory fees out of the Contract, they may be subject to federal and state taxes, and a 10% federal tax penalty may apply if the Participant is under age 59 1∕2.
Tax Implications [Text Block]	•You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.•Because you purchase the Contract through a qualified retirement plan, it does not provide any additional tax benefit.•Earnings on your Contract are generally taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59 1∕2.
Investment Professional Compensation [Text Block]	Your registered representative may receive compensation in the form of commissions for selling this Contract to you. Such compensation may influence your registered representative to recommend this Contract over another investment.
Exchanges [Text Block]	Because this Contract is no longer available for sale, it should not be offered to you in exchange for another annuity contract that you own. But you should be aware, in general, that some investment professionals have a financial incentive
Item 4. Fee Table [Text Block]	Fee Table The following tables describe the fees and expenses that you, as a Participant, will pay when opening, holding and surrendering amounts from your Participant Account. Please contact your Plan Administrator for information about the specific fees you will pay each year under the Contract. Please note that there may be additional extra-contractual fees and charges that are not reflected in the Fee Tables, such as custodial or advisory fees that are plan and/or Participant specific, and if such costs were reflected, the cost would be higher. Depending on the type of charge, these may reduce your Participant Account Value and/or could have tax consequences. See the Section “Plan Related Expenses” under “Contract Charges” later in this Prospectus. The Contract may be available to third-party intermediaries who may charge you a fee for their services in addition to Contract fees and expenses. If you wish to pay these fees from your Covered Account Value, then the deduction will reduce the death benefit and may be subject to state and federal income taxes and a 10% federal penalty tax may apply if you are under age 59 1∕2. The first table describes the fees and expenses you will pay at the time you make contributions to, withdrawals from, request a Loan from, surrender you Participant Account value, or transfer Participant Account value between Sub-Accounts. State Premium Tax may also be deducted.Participant Transaction Expenses
Sales Load on Premium Payments	None
Maximum Surrender Charge (as a % of each premium payment withdrawn)(1)	5%
Transfer Processing Fee	After the first 12 transfers in a Contract Year, we may charge $5 for each additional transfer during that Contract Year. There is no fee for the first 12 transfers during a Contract Year.
Loan Set-up Fee	$50
The next table describes the fees that you will pay each year during the time that you hold Participant Account value under the Contract (not including Underlying Fund fees and expenses). Annual Contract Expenses
	Maximum Fee	Minimum Fee
Annual Maintenance Fee(2)	$30	$0.00
Base Contract Fee (as a percentage of average daily Sub-Account value)(3)	1.25%	0.00%
Annual Loan Administration Fee(4)	$50.00	$50.00
The next item shows the minimum and maximum total operating expenses charged by the Underlying Funds as of December 31, 2023 that you may pay periodically during the time that you participate in the Contract. A complete list of the Underlying Funds available under the Contract, including their annual expenses, may be found at the back of this Prospectus in Appendix A – Underlying Funds.
Annual Underlying Funds Operating Expenses	Minimum	Maximum
Expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses	0.30%	2.24%
_____________________________________________________________________________________________ (1)We do not deduct a charge for sales expenses from premiums at the time they are paid. However, We may deduct a surrender charge when a premium is withdrawn upon a surrender or partial surrender or applied to certain annuity options during the first five years following the payment of that premium. The surrender charge is calculated as a percentage of the premium payment being withdrawn or annuitized during the applicable Premium Year. The amount of the surrender charge decreases over time, measured from the date the premium payment is credited to the Contract. The surrender charge percentages are shown below.
Premium Years Since Payment of Premium	1	2	3	4	5	6+
Charge (%)	5	4	3	2	1	0
(2)The Annual Maintenance Fee is deducted from each Participant Account on a quarterly basis. The maximum Annual Maintenance Fee is $30.00. The current Annual Maintenance Fee varies with the Average Participant Account Value under the Contract. For Average Participant Account Values between $0 and $19,999.00, the Annual Maintenance Fee is $20.00, for Average Participant Account Values between $20,000.00 and 39,000.00, the Annual Maintenance Fee is $10.00 and for Average Participant Account Values over $40,000.00, the Annual Maintenance Fee is $0.(3)The Base Contract Fee consists of the Mortality and Expense Risk and Administrative Charge, which varies with the total value of Participant Accounts under the Contract. The Mortality and Expense Risk and Administrative Charge is either deducted daily (Method 1) or quarterly (Method 2), depending on which method is selected by your Employer.(4)This fee does not include an interest charged under the terms of the loan.
Transaction Expenses [Table Text Block]	Participant Transaction Expenses
Sales Load on Premium Payments	None
Maximum Surrender Charge (as a % of each premium payment withdrawn)(1)	5%
Transfer Processing Fee	After the first 12 transfers in a Contract Year, we may charge $5 for each additional transfer during that Contract Year. There is no fee for the first 12 transfers during a Contract Year.
Loan Set-up Fee	$50

Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	5.00%
Deferred Sales Load, Footnotes [Text Block]	We do not deduct a charge for sales expenses from premiums at the time they are paid. However, We may deduct a surrender charge when a premium is withdrawn upon a surrender or partial surrender or applied to certain annuity options during the first five years following the payment of that premium. The surrender charge is calculated as a percentage of the premium payment being withdrawn or annuitized during the applicable Premium Year. The amount of the surrender charge decreases over time, measured from the date the premium payment is credited to the Contract. The surrender charge percentages are shown below.
Premium Years Since Payment of Premium	1	2	3	4	5	6+
Charge (%)	5	4	3	2	1	0
(2)The Annual Maintenance Fee is deducted from each Participant Account on a quarterly basis. The maximum Annual Maintenance Fee is $30.00. The current Annual Maintenance Fee varies with the Average Participant Account Value under the Contract. For Average Participant Account Values between $0 and $19,999.00, the Annual Maintenance Fee is $20.00, for Average Participant Account Values between $20,000.00 and 39,000.00, the Annual Maintenance Fee is $10.00 and for Average Participant Account Values over $40,000.00, the Annual Maintenance Fee is $0.(3)The Base Contract Fee consists of the Mortality and Expense Risk and Administrative Charge, which varies with the total value of Participant Accounts under the Contract. The Mortality and Expense Risk and Administrative Charge is either deducted daily (Method 1) or quarterly (Method 2), depending on which method is selected by your Employer.(4)This fee does not include an interest charged under the terms of the loan.EXAMPLE This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Participant administrative expenses, Base Contract Expenses and Underlying Fund fees and expenses. Please note that there may be additional extra-contractual fees and charges that are not reflected in the Example, such as custodian or advisory fees that are plan and/or participant specific. Depending on the type of charge, these may reduce only your Participant Account Value, and/or could have tax consequences. See the section “Plan Related Expenses” later in this Prospectus. The Example assumes that you invest $100,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the highest Total Annual Fund Operating Expenses. This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the underlying funds. If these arrangements were taken into consideration, the expenses shown would be lower. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	If you Surrender your Contract at the end of the applicable time period
Mortality and Expense Risk and Administrative Charge	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
1.25%	$8,175	$13,798	$19,513	$38,402
1.05%	$7,981	$13,215	$18,541	$36,555
0.85%	$7,786	$12,628	$17,561	$34,672
0.75%	$7,689	$12,334	$17,068	$33,715
0.65%	$7,591	$12,040	$16,568	$32,750
0.50%	$7,445	$11,597	$15,813	$31,283
0.35%	$7,299	$11,152	$15,053	$29,794
0.15%	$7,104	$10,558	$14,032	$27,773
0.00%	$6,958	$10,110	$13,260	$26,232
	If you annuitize at the end of the applicable time period
Mortality and Expense Risk and Administrative Charge	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
1.25%	$3,607	$10,972	$18,542	$38,402
1.05%	$3,402	$10,369	$17,559	$36,555
0.85%	$3,197	$9,764	$16,568	$34,672
0.75%	$3,095	$9,461	$16,069	$33,715
0.65%	$2,992	$9,156	$15,568	$32,750
0.50%	$2,839	$8,699	$14,813	$31,283
0.35%	$2,685	$8,240	$14,053	$29,794
0.15%	$2,480	$7,626	$13,032	$27,773
0.00%	$2,326	$7,164	$12,261	$26,232
	If you do not Surrender your Contract
Mortality and Expense Risk and Administrative Charge	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
1.25%	$3,607	$10,972	$18,542	$38,402
1.05%	$3,402	$10,369	$17,559	$36,555
0.85%	$3,197	$9,764	$16,568	$34,672
0.75%	$3,095	$9,461	$16,069	$33,715
0.65%	$2,992	$9,156	$15,568	$32,750
0.50%	$2,839	$8,699	$14,813	$31,283
0.35%	$2,685	$8,240	$14,053	$29,794
0.15%	$2,480	$7,626	$13,032	$27,773
0.00%	$2,326	$7,164	$12,261	$26,232
Principal Risks of Investing in the Contract Not a Short Term Investment Vehicle. The Contract is designed for retirement savings or other long-term purposes. It is not appropriate for investors who need ready access to cash. Risks Associated with Underlying Funds. The value of your investment and any returns will depend on the performance of the Underlying Fund(s) you select. You bear the risk of any decline in your Participant Account value resulting from the Underlying Fund(s)’ performance. Company’s Claims Paying Ability. Guarantees and benefits provided by the Talcott Resolution are subject to the financial strength and claims paying ability of the company. If the Talcott experiences financial difficulty, it may not be able to make guaranteed payments that exceed the assets in the Separate Account. Deduction of Third-Party Advisory Fees. Risks relating to the deduction of advisory fees will reduce your Participant Account Value and subject to state and federal income tax, as well as a 10% federal penalty tax if the Participant is under age 59 1/2. Limitations on Surrenders and Withdrawals. During the first five Contract Years we will deduct a Contingent Deferred Surrender Charge if you surrender or take a withdrawal from the Contract. You should purchase the Contract only if you have the ability to keep it in force for a substantial period of time. Contract Suspension. The Contract may be suspended where new Contributions and new Participant Accounts may be prohibited. Tax Consequences. Withdrawals are generally taxable as ordinary income. Withdrawals before age 59 1∕2 may be subject to a tax penalty. Cyber Security and Business Continuity Risk. Our business is highly dependent upon the effective operation of our computer systems and those of our business partners and service providers. Our business is therefore vulnerable to disruptions from utility outages and susceptible to operational and information security risks resulting from system failures and cybersecurity incidents. These risks include, among other things, the theft, misuse, corruption and destruction of electronic data, interference with or denial of service, attacks on systems or websites and other operational disruptions that could severely impede our ability to conduct our business and administer the Contract. Financial services companies and their third-party service providers are increasingly the targets of cyber-attacks involving the encryption of data (e.g., ransomware), disruptions in communications (e.g., denial of service), or unauthorized access to or release of personal or confidential information. In 2023, we were notified of a data security incident involving the MOVEit file transfer system used by numerous financial services companies. A third-party vendor uses that software on our behalf to, among other things, identify the deaths of insured persons and annuitants under life insurance policies and annuity contracts. We notified affected customers as required by law, and we continue to assess and investigate the overall impact of the incident. The techniques used to attack systems and networks change frequently, are becoming more sophisticated, and can originate from a wide variety of sources. The use of remote or flexible work arrangements, remote access tools, and mobile technology has expanded potential targets for cyber-attack. System failures and cybersecurity incidents may adversely affect you and/or your Contract. For instance, a cyber-attack may interfere with our ability to process Contract transactions or calculate Contract values, including Accumulation Unit values, or could result in the release of confidential customer information. Such events could also adversely affect us, as they may result in regulatory fines, financial losses and reputational damage. Cybersecurity incidents may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. Although we take efforts to protect our systems from cybersecurity incidents, there can be no assurance that we or our service providers or the underlying funds will be able to avoid cybersecurity incidents affecting Contract owners in the future. It is possible that a cybersecurity incident could persist for an extended period of time without detection. We are also exposed to risks related to natural and man-made disasters, and other severe events, such as storms, public health crises, terrorist acts, and military actions, any of which could adversely affect our business operations. While we have a business continuity plan and have taken precautions, we cannot assure you that severe events will not result in interruptions to our business operations, particularly if such events affect our computer systems or result in a significant number of our employees becoming unavailable. Interruptions to our business operations may impair our ability to effectively administer the Contract, including our ability to process orders and calculate Contract values. Additionally, our third-party service providers and other third-parties related to our business (such as financial intermediaries or underlying funds) are subject to similar risks. Successful implementation and execution of their business continuity policies and procedures are largely beyond our control. Disruptions to their business operations may impair our own business operations.Cybersecurity incidents may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. Although we take efforts to protect our systems from cybersecurity incidents, there can be no assurance that we or our service providers or the underlying funds will be able to avoid cybersecurity incidents affecting Contract owners in the future. It is possible that a cybersecurity incident could persist for an extended period of time without detection. We are also exposed to risks related to natural and man-made disasters, and other severe events, such as storms, public health crises, terrorist acts, and military actions, any of which could adversely affect our business operations. While we have a business continuity plan and have taken precautions, we cannot assure you that severe events will not result in interruptions to our business operations, particularly if such events affect our computer systems or result in a significant number of our employees becoming unavailable. Interruptions to our business operations may impair our ability to effectively administer the Contract, including our ability to process orders and calculate Contract values. Additionally, our third-party service providers and other third-parties related to our business (such as financial intermediaries or underlying funds) are subject to similar risks. Successful implementation and execution of their business continuity policies and procedures are largely beyond our control. Disruptions to their business operations may impair our own business operations.Talcott Resolution Life Insurance Company Talcott Resolution Life Insurance Company is a stock life insurance company originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently re-domiciled to Connecticut. Talcott Resolution Life Insurance Company is authorized to do business in all states of the United States and the District of Columbia. In June 2018, the Company changed its name from Hartford Life and Annuity Insurance Company to Talcott Resolution Life and Annuity Insurance Company. Our corporate offices are located at 1 American Row, Hartford, CT 06103. On January 1, 2013, Talcott Resolution entered into a reinsurance agreement and administrative services agreement with Massachusetts Mutual Life Insurance Company (“MassMutual”) to re-insure the obligations of Talcott Resolution under the Contracts and to provide administration of the Contracts. On December 20, 2020, MassMutual entered into a reinsurance agreement and subcontractor administrative services agreement with Great-West Life & Annuity Insurance (“Great-West”) to further re-insure the obligations of Talcott Resolution under the Contracts and to provide administration of the Contracts. On September 2, 2022, Great-West Life & Annuity Insurance Company was re-named Empower Annuity Insurance Company of America (“Empower”). Empower has primary responsibility for administration of the Contract and the Separate Account. Empower or its affiliates may also provide recordkeeping and other service to the Plan for which they receive compensation from Plan assets. Talcott Resolution Life Insurance Company is a direct, wholly owned subsidiary of TR Re, Ltd. an approved Class E insurer under the Bermuda Monetary Authority. Our indirect parents are Talcott Resolution Life, Inc., a Delaware corporation and Talcott Holdings, L.P., a Delaware limited partnership. Our ultimate parent is Talcott Financial Group Investments, LLC. (“TFGI”), a Bermuda exempted limited liability company. We are ultimately controlled by A. Michael Muscolino and Alan Waxman. Financial Condition of Talcott Resolution We are obligated to pay all amounts promised to you under your Contract. All guarantees under the Contract are subject to our financial strength and claims-paying capabilities. We provide information about our financial strength in reports filed with state insurance departments. You may obtain information about us by contacting us using the information stated on the cover page of this prospectus, visiting our website at www.talcottresolution.com or visiting the SEC’s website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.The Separate Account The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into Sub-Accounts. Each Sub-account invests in a single class of shares of an Underlying Fund, which is a separate mutual fund having its own investment objectives and policies and is registered with the SEC as an open-end management investment company or portfolio thereof. We do not guarantee the investment performance of the Sub-Accounts. Your Participant Account value allocated to the Sub-Accounts will vary with the investment performance of the Underlying Funds. You bear the full investment risk for all Contributions allocated to the Sub-Accounts of the Variable Account. Income, gains and losses credited to, or charged against, a Sub-Account reflect the Sub-Account’s investment experience and not the investment experience of Talcott Resolution’s other assets. Assets of the Separate Account may not be used to pay any liabilities of Talcott Resolution other than those arising under the Contract. Underlying Funds Each Underlying Fund is registered with the SEC as a diversified open–end management investment company under the 1940 Act. But the SEC does not supervise their management, investment practices or policies. The (i) name of each Underlying Fund, (ii) its investment objective, (iii) investment adviser and any sub-adviser, (iv) current expenses and (v) performance information is provided in Appendix A: Underlying Funds. Not all Underlying Funds may be available in all states. The Underlying Fund each issues a prospectus, which contains additional important information about the Fund. You may obtain copies of the prospectuses for the Underlying Funds by contacting Empower at 1-844-804-8989. For Contracts issued in connection with Employer-sponsored retirement plans, the Contract owner decides which Sub-Accounts described in this prospectus are available to Participants. As a result, if you are a Participant in an Employer-sponsored Plan, you may not be able to allocate Contributions to all the Sub-Accounts described in the Prospectus. For additional information about the Sub-Accounts available to you, please refer to materials describing your employer’s Plan. The Contract may contain a General Account option. The General Account option has certain restrictions. Neither the General Account option nor these restrictions are described in this prospectus. The General Account option is not required to be registered with the SEC. Fees and Payments Received by Talcott Resolution from the Fund Families On January 1, 2013, Talcott Resolution entered into a reinsurance agreement with Massachusetts Mutual Life Insurance Company (“MassMutual”) to reinsure the obligations of Talcott Resolution under the Contracts and to provide all of the administrative services necessary to support the Contracts. In this role, MassMutual receives all charges, fees, payments and compensation described in this Prospectus as payable to Talcott Resolution. On December 31, 2020, MassMutual entered into a reinsurance agreement with Empower Annuity Insurance Company of America (“Empower”) to further reinsure the obligations of Talcott Resolution under the Contracts. MassMutual also entered into an administrative services agreement and subcontract services agreement for Empower to provide all of the administrative services necessary to support the Contracts. Under these arrangements, Empower now receives (through MassMutual) all charges, fees, payments and compensation described in this Prospectus as payable to Talcott Resolution. The Contracts are no longer available for sale. The MassMutual affiliate formerly responsible for marketing and selling the Contracts continues to pay sales commissions and other compensation to financial intermediaries for sales and marketing activities related to the Contracts. Talcott Resolution receives substantial fees and payments with respect to the Underlying Funds that are offered as Sub-Accounts to your Plan through the Contract. These types of fees and payments, which are sometimes called “revenue sharing” payments, are among a number of factors considered when deciding to include a fund in the menu of Underlying Funds offered through the Contract. All of the Underlying Funds on the overall menu make payments to Talcott Resolution or an affiliate. These fees and payments under agreements between Talcott Resolution and the principal underwriters, transfer agents, investment advisers and/or other entities related to the Funds may be in amounts up to 0.80% of assets invested in a Underlying Fund. The fees and payments may include asset based sales compensation and service fees under distribution and/or servicing plans adopted by funds pursuant to Rule 12b-1 under the Investment Company Act of 1940. They may also include administrative service fees and additional payments, expense reimbursements and other compensation. The fees may result in a profit to the extent they exceed expenses, including the expenses of paying compensation to broker-dealers, financial institutions and other persons for selling the Contracts. Not all fund families pay the same amount of fees and compensation to Us and not all Funds pay according to the same formula. Because of this, the amount of the fees and payments received by Talcott Resolution varies by Fund and Talcott Resolution may receive greater or less fees and payments depending on which variable investment options your Plan selects. For information on which Underlying Funds pay Talcott Resolution such fees and at what level, please visit https://plan.empower-retirement.com/plancloudws/fundprospectus or call 1-844-804-8989. Written information will be provided upon request. Endorsement/Sponsorship Fees Paid By Talcott Resolution Empower, as sub-administrator for the Talcott Resolution Contracts, has entered into endorsement/sponsorship arrangements with the National Association of Police Organizations (NAPO), Fraternal Order of Police (FOP), and National Association of Government Defined Contribution Administrators (NAGDCA). Under the arrangements, Empower pays endorsement/sponsorship fees to NAPO, FOP and NAGDCA, which allows Empower to advertise its retirement products and services to their member organizations and individuals. For additional information on the amount of fees and payments made by Empower, as sub-administrator for the Talcott Resolution Contracts, please call 1-844-804-8989. Written information will be provided upon request. Voting Rights Talcott Resolution is the legal owner of all Underlying Fund shares held in the Separate Account and has the right to vote at the Fund’s shareholder meetings. As Sub-administrator of the Separate Account, Empower has assumed responsibility of voting the shares of the Underlying Funds on behalf of Talcott Resolution. To the extent required by federal securities laws or regulations, we will: • Notify the Contract Owner or Participant of any Fund shareholders’ meeting if the shares held for the Contract may be voted; •Send proxy materials and a form of instructions to the Contract Owner or Participant that may be used to provide instructions on how to vote the Fund shares held for the Contract; •Arrange for the handling and tallying of proxies received from Contract Owners or Participants; •Vote all Fund shares attributable to a Contract according to instructions received from the Contract Owner or Participant; and •Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received. All Fund shares for which no voting instructions are received will be voted in the same proportion as shares for which voting instructions have been received may result in a small number of Contract Owners or Participants determining the outcome of a proposal subject to a shareholder vote. If any federal securities laws or regulations, or their present interpretation, change to permit voting shares without obtaining Contract Owner or Participant instructions, Empower may decide to do so. Contract Owners or Participants may attend any shareholder meeting at which shares held for their Contract may be voted. During the Annuity Period under a Contract, the number of votes will decrease as the number of shares in the Underlying Funds held to fund the Annuity benefits decrease.Changes to the Funds and Separate Account We reserve the right, subject to any applicable law, to substitute the shares of any other registered investment company for the shares of any Fund held by the Separate Account. Substitution may occur if shares of the Fund(s) become unavailable or due to changes in applicable law or interpretations of law or as we deem appropriate. Current law requires notification to you of any such substitution and approval of the Securities and Exchange Commission. We also reserve the right, subject to any applicable law, to offer additional Sub-Accounts with differing investment objectives, and to make existing Sub-Account options unavailable under the Contracts in the future. We may offer additional separate account options from time to time under these Contracts. Such new options will be subject to the then in effect charges, fees, and or transfer restrictions for the Contracts for such additional separate accounts. General Account Option Important information you should know: The portion of the Contract relating to the General Account option is not registered under the Securities Act of 1933 (“1933 Act”) and the General Account option is not registered as an investment company under the Investment Company Act of 1940 (“1940 Act”). Neither the General Account option nor any interest in the General Account option is subject to the provisions or restrictions of the 1933 Act or the 1940 Act, and the staff of the Securities and Exchange Commission has not reviewed the disclosure regarding the General Account option. The General Account option is funded through the General Account of Talcott Resolution. Contributions and Contract values allocated to the General Account are subject to the financial strength and claims paying ability of Talcott Resolution.Declared Rate of Interest Talcott Resolution credits interest on Contributions made to the General Account at a rate We declare for any period of time that we determine. We may change the declared interest rate from time to time at Our discretion. Guaranteed Rate of Interest Talcott Resolution guarantees a minimum rate of interest. The declared interest rate will not be less than the minimum guaranteed rate of interest. Distributions and Transfers Distributions and transfers from the General Account within a reasonable period of time after a Participant request is received at the Empower Administrative Office. However, under certain conditions, transfers from the General Account may be limited or deferred. Distributions may be subject to a contingent deferred sales charge and may be deferred. The General Account is subject to Talcott Resolution’s claims-paying ability. Investors must look to the strength of the insurance company with regard to insurance company guarantees. Talcott Resolution’s ability to honor all guarantees under the Contract is subject to its claims-paying capabilities and/or financial strength. Guaranteed Separate Account We may also offer some Contract Owners a similar declared interest rate option through a guaranteed separate account. The portion of a Contract relating to such a guaranteed separate account is not registered under the 1933 Act and the guaranteed separate account is not registered as an investment company under the 1940 Act. All guarantees are subject to Our claims paying ability. Contract ChargesContingent Deferred Sales Charge The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contracts, including: •the cost of preparing sales literature, •commissions and other compensation paid to broker dealers and their registered representatives, and •other promotional and distribution related activities. If the Contingent Deferred Sales Charge is not sufficient to cover sales and distribution expenses, We pay those expenses from Our general assets, including surplus. Surplus might include profits resulting from unused Mortality and Expense Risk Charges. We do not deduct a sales charge at the time Contributions are made to the Contract. We may assess a Contingent Deferred Sales Charge when you partially or fully Surrender amounts held in your Participant Account under the Contract. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender from your Participant Account and the number of Contract Years completed with respect to your Participant Account before the Surrender. We do not assess a Contingent Deferred Sales Charge after the fifth Contract Year. The percentage used to calculate the Contingent Deferred Sales Charge is equal to:
Contract Years	Contingent Deferred Sales Charge as a percentage of Participant Account value Surrendered
During the First Year	5%
During the Second Year	4%
During the Third Year	3%
During the Fourth Year	2%
During the Fifth Year	1%
During the Sixth Year and thereafter	0%
➣Example: You request a full Surrender when the value of your Participant Account is $1,000 and the applicable Contingent Deferred Sales Charge is 5%: Your Sub-Account(s) will be surrendered by $1,000 and you will receive $950 (i.e., the $1,000 Surrender less the 5% Contingent Deferred Sales Charge). If you request a partial Surrender and ask for a specific dollar amount, the Contingent Deferred Sales Charge will be calculated on the total amount that must be withdrawn from your Sub-Account(s) to provide you with the amount requested. ➣Example: You ask for $1,000 when the applicable Contingent Deferred Sales Charge is 5%: Your Sub-Account(s) will be reduced by $1,052.63 (i.e., a total withdrawal of $1,052.63 made up of $52.63 in Contingent Deferred Sales Charge plus the $1,000 you requested). The net amount of $1,000 is paid to you. We may reduce the amount or term of the Contingent Deferred Sales Charge (See “Experience Rating under the Contracts” and “Negotiated Charges and Fees”). No deduction for Contingent Deferred Sales Charges will be made in certain cases. The following Surrenders are NOT subject to a Contingent Deferred Sales Charge: • Benefit Payments — We do not assess a Contingent Deferred Sales Charge on amounts Surrendered from the Contract to pay benefits to a Participant or a beneficiary under the terms of your Plan. We call these amounts “Benefit Payments”. Amounts Surrendered for transfer to the funding vehicle of another investment provider or Surrendered because of the termination of your Plan are not Benefit Payments. Upon Our request, the Contract Owner must provide documentation acceptable to us that a Surrender is a Benefit Payment.  •Plan Related Expenses — We do not assess a Contingent Deferred Sales Charge on amounts Surrendered from the Contract to pay certain administrative expenses or other Plan Related Expenses including, fees to consultants, auditors, third-party administrators and other plan service providers. We call these amounts “Plan Related Expenses.” Upon Our request, the Contract Owner must provide Us with reasonable documentation that a Surrender is a Plan Related Expense. •Transfer to an Approved Plan Related Investment Account — We do not assess a Contingent Deferred Sales Charge on amounts Surrendered from the Contract to transfer to an Approved Plan Related Investment Account. An Approved Plan Related Investment Account is a separate Participant directed investment account under your Plan that your Employer identifies and We accept for the purpose of Participant directed transfers of amounts from the Contract for investment outside of the Contract. We will allocate the deduction of the Contingent Deferred Sales Charge among all Sub-Accounts and any General Account value in a Participant Account on a prorate basis unless you elect a different allocation of the deduction for the Contingent Deferred Sales Charge.Annual Maintenance Fee The Annual Maintenance Fee is an annual fee that we deduct from the value of each Participant Account on a quarterly basis during the Accumulation Period. This means during the year We deduct 25 percent of the Annual Maintenance Fee on the last Valuation Day of each quarter, or from the proceeds of a full surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account. The maximum Annual Maintenance Fee permitted under the Contracts is $30. We determine the current amount of the Annual Maintenance Fee that will apply to all Participant Accounts under your plan’s Contract for the calendar year, using the table below based on the average of all Participant Account values under your plan’s Contract as of the last Valuation Day of the prior year. This means the Annual Maintenance Fee for any Contract Year may increase or decrease from the prior year depending on the average of all Participant Account values under your plan’s Contract as of the last Valuation Day of the prior year. The Annual Maintenance Fee will be as set forth in the table below; however, We may charge the maximum Annual Maintenance Fee of $30 if a plan negotiates additional services under the Contract. The Annual Maintenance Fee helps to compensate Us for Our administrative services related to maintaining the Contract and the Participant Accounts.
Average Participant Account Value under Your Contract	Amount of the Annual Maintenance Fee
$0 to $19,999.99	$20
$20,000.00 to $39,999.99	$10
$40,000.00 and over	$0
The Annual Maintenance Fee may be reduced or waived (See “Experience Rating under the Contracts” and “Negotiated Charges and Fees”). We may also reduce or waive some or all of the Annual Maintenance Fee for plans that use a third-party administrator with systems that are compatible with Our own.Mortality and Expense Risk and Administrative Charge For providing administrative services, and for assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate against all Contract values in the Sub-Accounts. The rate of the charge depends on the total value of the aggregate Participant Accounts within the Contract anticipated by your Employer within 24 months of initial purchase by your Employer. If the actual aggregate level of Participant Accounts within the Contract is lesser than the anticipated level, we may increase the Mortality and Expense Risk and Administrative Charge on a going-forward basis. In no event will the charge exceed 1.25%. Before Annuity Commencement Date
Total Value of Participant Accounts under a Contract	Mortality and Expense Risk and Administrative Charge
$0 to $3,499,999.99	1.25%
$3,500,000.00 to $4,999,999.99	1.05%
$5,000,000.00 to $24,999,999.99	0.85%
$25,000,000.00 to $34,999,999.99	0.75%
$35,000,000.00 to $49,999,999.99	0.65%
$50,000,000.00 to $69,999,999.99	0.50%
$70,000,000.00 to $84,999,999.99	0.35%
$85,000,000.00 to $99,999,999.99	0.15%
$100,000,000.00 and over	0.00%
After Annuity Commencement Date
Mortality and Expense Risk and Administrative Charge
All Participants	1.25%
When your Employer purchases the Contract, your Employer chooses one of the following two methods that the mortality and expense risk and administrative charge is deducted under the Contract: Method One: The mortality and expense risk and administrative charge is deducted daily. It is assessed as a percentage of the net asset value of each Fund when Accumulation Unit or Annuity Unit values are determined each day. Method Two: The mortality and expense risk and administrative charge is deducted each calendar quarter. It is assessed as a percentage of the average daily assets of the Sub-Accounts during the calendar quarter. The charge is deducted from your Participant Account by redeeming the Accumulation Units or Annuity Units in proportion to the dollar amount of the charge. Method Two is not available to Contracts issued in New York. The mortality and expense risk and administrative charge compensates us for providing administrative services and for assuming mortality and expense risks under the Contracts. We assume two types of mortality risk and an expense risk: Mortality Risk During The Accumulation Period: During the period your Contributions are accumulating, we are required to cover any difference between the Minimum Death Benefit paid and the Participant Account value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates. Mortality Risk During The Annuity Period: Once Annuity payouts have begun, we may be required to make Annuity payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates. Expense Risk: We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract. Although variable Annuity payouts will fluctuate with the performance of the underlying Fund selected, your Annuity payouts will not be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. This charge enables us to keep our commitments and to pay you as planned. We also provide various administrative support services for plans. These services include recordkeeping, statements of account, internet and automated voice response account access, and participant educational materials. If the mortality and expense risk and administrative charge under a Contract is insufficient to cover actual costs incurred by us, we will bear the loss. If the mortality and expense risk and administrative charge exceeds these costs, we will keep the excess as profit. We may use these profits, as well as revenue sharing and Rule 12b-1 fees received from certain Funds, for any proper corporate purpose including, among other things, payment of sales expenses, including the fees paid to distributors. We expect to make a profit from the mortality and expense risk and administrative charge. We may reduce the mortality and expense risk and administrative charge under the Contracts (See “Experience Rating under the Contracts” and “Negotiated Charges and Fees”).Loan Fees Loans may be subject to a one-time set-up fee of $50. In addition, loans may also be subject to an annual loan administration fee of $50. We deduct 25 percent of the annual fee at the end of each quarter or from the proceeds of a full Surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.Premium Taxes We reserve the right to deduct a charge for Premium Tax imposed on Us by a state or other governmental entity. Certain states and municipalities impose a Premium Tax. In some cases, Premium Taxes are deducted at the time purchase payments are made; in other cases Premium Tax is assessed on the Annuity Commencement Date. We will pay Premium Taxes at the time imposed under applicable law. At Our sole discretion, We may deduct Premium Taxes at the time We pay such taxes to the applicable taxing authorities, at the time the Contract is surrendered, at the time a death benefit is paid, or at the time a Participant annuitizes.Transfer Fee You can transfer your Participant Account values between or among the Sub-Accounts up to 12 times per Participant Contract Year. A Transfer Fee of $5 may apply to each transfer in excess of 12 made in a Participant Contract Year. We do not currently charge the $5 Transfer Fee. The Transfer Fee does not apply to Contracts issued in New York. Experience Rating under the Contracts We may apply experience credits under a Contract based on investment, administrative or other factors, including, but not limited to: (1) the total number of Participants, (2) the sum of all Participants’ Account values, (3) the allocation of Contract values between the General Account and the Separate Accounts under the Contract, (4) present or anticipated levels of Contributions, distributions, transfers, administrative expenses or commissions, and (5) whether We are the exclusive annuity contract provider. Experience credits can take the form of a reduction in the deduction for Program and Administrative Charges, a reduction in the term or amount of any applicable Contingent Deferred Sales Charges, an increase in the rate of interest credited under the Contract, a reduction in the amount of the Annual Maintenance Fee or any combination of the foregoing. We may apply experience credits either prospectively or retrospectively. We may apply and allocate experience credits in such manner as We deem appropriate. Any such credit will not be unfairly discriminatory against any person, including the affected Contract Owners or Participants. Experience credits have been given in certain cases. Owners of Contracts receiving experience credits will receive notification regarding such credits. Experience credits may be discontinued at Our sole discretion in the event of a change in applicable factors. For Contracts issued in New York, We may only apply experience credits prospectively.Negotiated Charges and Fees The charges and fees described in this section vary from Contract to Contract, depending on plan characteristics. The Contract Owner can negotiate charges and fees. This flexibility allows Us and the Contract Owner to custom design a charge and fee structure that meets the financial goals of both the Contract Owner and Talcott Resolution.Charges of the Funds The Separate Account purchases shares of the Funds at net asset value. The net asset value of the fund reflects investment advisory fees, distribution fees and operating expenses and administrative expenses already deducted from the assets of the Funds. These charges are described in the Underlying Fund’s prospectuses.Plan Related Expenses The Contract Owner may direct Us to deduct amounts from the assets under a Contract to pay certain administrative expenses or other Plan-related Expenses including, but not limited to, fees to consultants, auditors, counsel, Talcott Resolution and other Plan service providers. We will deduct and pay such amounts to the Contract Owner or as directed by the Contract Owner. We may agree to include these amounts as an adjustment to the charge for administrative undertakings for the Separate Account. You should consult a tax advisor regarding the tax treatment of adviser fee payments. Please consult with your investment adviser before requesting us to pay financial adviser fees from this Contract compared to other assets you may have. Any financial adviser fee you pay is in addition to this Contract’s fees and expenses. You should ask your financial adviser about compensation they receive for this Contract. We are not an investment adviser, and we do not provide investment advice in connection with sales of the Contract. We are not a fiduciary to you, and do not make recommendations or assess suitability.Description of the ContractsThe Contracts are group variable annuity contracts offered to: •Tax deferred annuity programs adopted according to Section 403(b) of the Code by public school systems and certain tax-exempt organizations described in Section 501(c)(3) of the Code; •Deferred compensation plans as defined in Section 457 of the Code sponsored by governmental employers or by certain tax-exempt organizations described in Section 501(c)(3) of the Code; • Qualified governmental excess benefit plans under Section 415(m) of the Code; •Retirement plans qualified under Sections 401(a) or 403(a) of the Code; and •Individual Retirement Annuity programs adopted according to Section 408 of the Code. The Contracts are not available for issuance except as described above. It is important that you notify Empower if you change your address. If your mail is returned to Empower, we are likely to suspend future mailings until an updated address is obtained. In addition, Empower may rely on a third party, including the U.S. Postal Service, to update your current address. Failure to give Empower a current address may result in payments due and payable on your Participant Account being considered abandoned property under state law (unless preempted by ERISA), and remitted to the applicable state.Assignments The Contract and a Participant’s interest in a Contract cannot be assigned, transferred or pledged.Pricing and Crediting of Contributions Initial Contributions to your Participant Account are credited within two Valuation Days of receipt of a properly completed application and the initial Contribution at the Empower Administrative Office. If the application or other information accompanying the initial Contribution is incomplete when received, We will hold the money in a non-interest bearing account for up to five Valuation Days while We try to obtain complete information. If We cannot obtain the information within five Valuation Days, We will either return the Contribution and explain why it could not be processed or keep the Contribution if the Participant authorizes Us to keep it until the necessary information is provided. Contributions properly designated for your Participant Account that are received prior to the close of the New York Stock Exchange will be invested on the same Valuation Day. Subsequent Contributions properly designated for your Participant Account that are received on a Non-Valuation Day or after the close of the New York Stock Exchange will be invested on the next Valuation Day.Canceling your Certificate For certificates issued in Florida, Minnesota, North Carolina, Texas and Utah in connection with 403(b) Contracts, you have a limited right to return your certificate for cancellation. We urge you to closely examine its provisions. If for any reason you are not satisfied with your certificate, simply return it within the timeframe specified after you receive it with a written request for cancellation that indicates your tax-withholding instructions. We will not deduct any Contingent Deferred Sales Charges during this time. We may require additional information before we can cancel your certificate. You bear the investment risk from the time the certificate is issued until we receive your complete cancellation request. The amount we pay you upon cancellation depends on the requirements of the state where you purchased your certificate.Surrender Charge Offset You may be eligible to receive a credit to your Participant Account if you elect to make a Contribution that is transferred from a contract of another carrier within your plan. The credit is equal to the surrender charge you incurred from the other carrier when you make the transfer, and is limited to a maximum credit of 7%. To be eligible, you must transfer the Contribution initially to the General Account, but you may reallocate the amount afterwards as permitted by the Contract. Your Employer may also be eligible for a Group Surrender Charge Offset if the initial payment made to the Contract consists of a transfer of funds held by the plan under an investment vehicle issued by another carrier. If, by reason of the transfer, the plan has paid, or will pay, a surrender charge, market value adjustment or other discontinuance penalty to the other carrier, Talcott Resolution will reimburse the plan not to exceed 7% of transferred assets.Contribution Amounts If the Plan adopted by the Contract Owner so provides, the Contract permits the allocation of Contributions, in multiples of 1% among the several Sub-Accounts of the Separate Account. The minimum amount that may be allocated to any Sub-Account in a Separate Account shall not be less than $10. Such changes must be requested in the form and manner prescribed by Us. Transfers between Sub-Accounts During phases of your Contract when transfers are permissible, you may make transfers between Sub-Accounts according to the following policies and procedures, as they may be amended from time to time. A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Participant Account value among the Funds available in your Contract. Your transfer request will be processed as of the end of the Valuation Day that it is received in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when We process your transfer. You are responsible for verifying transfer confirmations and promptly reporting any inaccuracy or discrepancy to Us and your Registered Representative. Any oral communication should be re-confirmed in writing. You may request a transfer into (purchases) a particular Sub-Account or transfers out of (redemptions) a particular Sub-Account. In addition, you may allocate Contributions to or request Surrenders from Sub-Accounts. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Fund We would need to sell to satisfy all Participants’ “transfer-out” requests. At the same time, We also combine all the daily requests to transfer into a particular Sub-Account or Contributions allocated to that Sub-Account and determine how many shares of that Underlying Fund We would need to buy to satisfy all Participants’ “transfer-in” requests. In addition, many of the Underlying Funds that are available as investment options in Our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by Us or Our affiliates. Each day, investors and participants in these other products engage in similar transfer transactions. We take advantage of Our size and available technology to combine sales of a particular Underlying Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by Us or Our affiliates. We also combine many of the purchases of that particular Underlying Fund for many of the products We offer. We then “net” these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that We sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund. For example, if We combine all transfer-out (redemption) requests and Surrenders of a Sub-Account with all other sales of that Underlying Fund from all Our other products, We may have to sell $1 million dollars of that Fund on any particular day. However, if other Participants and the owners of other products offered by Us, want to transfer-in (purchase) an amount equal to $300,000 of that same Fund, then We would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.Restrictions on Sub-Account Transfers First, you may make only one Sub-Account transfer request each day. We limit each Participants to one Sub-Account transfer request each Valuation Day. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one “Sub-Account transfer,” however, you cannot transfer the same Participant Account value more than once a Valuation Day. For Example: •If the only transfer you make on a day is a transfer of $10,000 from one Sub-Account into another Sub-Account, it would count as one Sub-Account transfer. •If, however, on a single day you transfer $10,000 out of one Sub-Account into five other Sub-Accounts (dividing the $10,000 among the five other Sub-Accounts however you chose), that day’s transfer activity would count as one Sub-Account transfer. •Likewise, if on a single day you transferred $10,000 out of one Sub-Account into ten other Sub-Accounts (dividing the $10,000 among the ten other Sub-Account however you chose), that day’s transfer activity would count as one Sub-Account transfer. •Conversely, if you have $10,000 in Participant Account value distribution among 10 different Sub-Accounts and you request to transfer the Participant Account value in all those Sub-Accounts into one Sub-Account, that would also count as one Sub-Account transfer. •However, you cannot transfer the same Participant Account value more than once in one day. That means if you have $10,000 in a money market fund Sub-Account and you transfer all $10,000 into a stock fund Sub-Account, on that same day you could not then transfer the $10,000 out of the stock fund Sub-Account into another Sub-Account. Second, you are allowed to submit a total of 20 Sub-Account transfers each Calendar Year (the “Transfer Rule”) by U.S. Mail, Voice Response Unit, internet, or telephone. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, We will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, Our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service. We may aggregate a Contract Owner’s Contracts or a Participant’s Participant Accounts for the purposes of enforcing these restrictions. The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company sponsored asset allocation program. Reallocations made based on a Fund merger or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law. The Contracts provide for a Transfer Fee of $5 that applies to transfers between available investment options under the Contract. We do not currently charge the $5 Transfer Fee. We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing. Third, policies have been designed to restrict excessive Sub-Account transfers. You should not purchase or become a Participant under this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don’t purchase or become a Participant under this Contract if you plan to engage in “market timing,” which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed on you, as discussed below:Fund Trading Policies Generally, you are subject to an Underlying Fund’s trading policies, if any. We are obligated to provide, at the Underlying Fund’s request, tax identification numbers and other shareholder identifying information contained in Our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, We have agreed to serve as a Fund’s agent to help monitor compliance with that Underlying Fund’s trading policy. We are obligated to follow each Underlying Fund’s instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning Sub-Account transfers into an Underlying Fund or other funds within that fund complex. We are not authorized to grant exceptions to an Fund’s trading policy. Please refer to each Underlying Fund’s prospectus for more information. Transactions that cannot be processed because of the Underlying Fund’s trading policies will be considered not in good order. In certain circumstances, the Underlying Fund’s trading policies do not apply or may be limited. For instance: •Certain types of financial intermediaries may not be required to provide Us with shareholder information. •“Excepted funds” such as money market funds and any Underlying Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that an Underlying Fund treats as a single investor. •An Underlying Fund can decide to exempt categories of Contract Owners whose contracts are subject to inconsistent trading restrictions or none at all. •Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company sponsored contractual or systematic program such as transfers of assets as a result of asset allocation programs, automatic rebalancing programs, Annuity payouts, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a result of any deduction of charges or fees under a Contract; or (iv) as a result of payments such as loan repayments, scheduled contributions, scheduled withdrawals, surrenders, or retirement plan contributions. Possibility of Undetected Abusive Trading or Market Timing. We may not be able to detect or prevent all abusive trading activities. For instance, •Since We net all the purchases and redemptions for a particular Underlying Fund for this and many of Our other products, transfers by any specific market timer could be inadvertently overlooked. •Certain forms of variable annuities and types of Underlying Funds may be attractive to market timers. We cannot provide assurances that we will be capable of addressing possible abuses in a timely manner. •These policies apply only to individuals and entities that own or are Participants under this Contract. However, the Underlying Funds that make up the Sub-Accounts of this Contract are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have different or less restrictive transfer rules or no transfer restrictions at all. •In some cases, We are unable to count the number of Sub-Account transfers requested by Participants or enforce the Transfer Rule because We do not keep Participant Account records for a Contract. In those cases, the Participant Account records and Participant Sub-Account transfer information are kept by the Contract Owner or its third party service provider. These Contract Owners and third party service providers may provide Us with limited information or no information at all regarding Participant Sub-Account transfers.Impact of Frequent Transfers We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Participant Account. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity payouts for your payee as well as reduce value of other optional benefits available under your Contract. Separate Account investors could be prevented from purchasing Fund shares if We reach an impasse on the execution of a Fund’s trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all Our variable product investors if the Fund and We cannot reach a mutually acceptable agreement on how to treat an investor who, in a Fund’s opinion, has violated the Fund’s trading policy. In some cases, We do not have the tax identification number or other identifying information requested by a Fund in Our records. In those cases, We rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, We may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all Participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.General Account Option Transfers You may make transfers out of the General Account Option to the Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%). For Contracts issued or amended on or after May 1, 1992: •Transfers of assets presently held in the General Account option, or which were held in the General Account option at any time during the preceding three months, to any account that we determine is a competing account, are prohibited. •Similarly, transfers of assets presently held in any account during the preceding three months, that we determine is a competing account, to the General Account option, are prohibited In addition, we may limit the maximum amount transferred or Surrendered from the General Account option under a Participant Account to 1/6th of such portion of the Participant Account held in the General Account option in any one Participant Contract Year. These restrictions apply to all transfers from the General Account Option, including all systematic transfers. As a result of these limitations, it may take a longer period of time (i.e., several years) to move Participant Account values in the General Account Option to Sub-Accounts and therefore this may not provide an effective short term defensive strategy.Telephone and Internet Transfers Transfer instructions received by telephone on any Valuation Day before the end of any Valuation Day will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. Transfer instructions you send electronically are considered to be received by Us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the end of any Valuation Day, the instructions will be carried out that Valuation Day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgement, you should contact Us as soon as possible. Telephone or internet transfer requests may be cancelled via the internet or by calling Us before the end of the Valuation Day you made the transfer request.  We, Our agents or Our affiliates are not responsible for losses resulting from telephone or electronic requests that We believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through Our website are genuine, including a requirement that Contract Owners and Participants provide certain identifying information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.Contract Value Your Participant Account value reflects the sum of the amounts under your Participant Account allocated to the General Account option and the Sub-Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit value. Therefore, on any Valuation Day the portion of your Participant Account allocated to the Sub-Accounts will reflect the investment performance of the Sub-Accounts and will fluctuate with the performance of the Underlying Funds. Contributions made or Contract values allocated to a Sub-Account are converted into Accumulation Units by dividing the amount of the Contribution or allocation, minus any Premium Taxes, by the Accumulation Unit value for that Valuation Day. The more Contributions or Contract values allocated to the Sub-Accounts under your Participant Account, the more Accumulation Units will be reflected under your Participant Account. You decrease the number of Accumulation Units in a Sub-Account under your Participant Account by requesting Surrenders, transferring money out of a Sub-Account, submitting a Death Benefit claim or by electing an Annuity payout from your Participant Account. To determine the current Accumulation Unit value, We take the prior Valuation Day’s Accumulation Unit value and multiply it by the Net Investment Factor for the current Valuation Day. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time). The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. At the time your Employer purchases the Contract, your Employer chooses one of the following two methods to calculate the Net Investment Factor. The value of your Participant Account will be the same, regardless of the method chosen by your Employer. Method One The Net Investment Factor for each Sub-Account equals: •the net asset value per share plus applicable distributions per share of the corresponding Underlying Fund at the end of the current Valuation Day; divided by •the net asset value per share of the corresponding Underlying Fund at the end of the prior Valuation Day; multiplied by •the daily expense factor for the mortality, expense risk and administrative charge and any other applicable charges, adjusted for the number of days in the period. Method Two (not available to Contracts issued in New York) The Net Investment Factor for each Sub-Account equals: •the net asset value per share of the corresponding Underlying Fund at the end of the current Valuation Day; divided by •the net asset value per share of the corresponding Underlying Fund at the end of the prior Valuation Day. Under Method Two, the value of any applicable Underlying Fund distributions per share creates additional Accumulation Units. We will send you a statement for each calendar quarter, that tells you how many Accumulation Units you have, their value and your total Participant Account value. You can also call (844) 804-8989 to obtain your Participant Account value or, where available, you may access your account information through our website at www.massmutual.com/govnp. Shares of the Underlying Funds are valued at net asset value on a daily basis. A complete description of the valuation method used in valuing Fund shares may be found in the Underlying Funds’ prospectus.Surrenders and Withdrawals IMPORTANT TAX INFORMATION: There are certain restrictions on section 403(b) tax-sheltered annuities. As of December 31, 1988, all section 403(b) annuities have limits on full and partial surrenders. Contributions to the Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless the Contract Owner/employee has a) attained age 59 1∕2, b) a severance from employment, c) died, d) become disabled or e) experienced financial hardship (cash value increases may not be distributed for hardships prior to age 59 1∕2). Distributions prior to age 59 1∕2 due to financial hardship or separation from service may still be subject to a penalty tax of 10%. We will not assume any responsibility for determining whether a withdrawal is permissible, with or without tax penalty, in any particular situation; or in monitoring withdrawal requests regarding pre or post January 1, 1989 Contract Values. Any full or partial Surrender described above may affect the continuing tax-qualified status of some Contracts or plans and may result in adverse tax consequences to the Contract Owner. The Contract Owner, therefore, should consult with a tax adviser before undertaking any such Surrender (See “ Federal Tax Considerations”). After termination of Contributions on your behalf and prior to your Annuity Commencement Date, you will have the following options: 1.Continue your Participant’s Account under the Contract. Under this option, when the selected Annuity Commencement Date arrives, payments will begin under the selected Annuity payout option (See “Annuity Payout Options”). At any time before the Annuity Commencement Date, you may your Participant Account for a lump sum cash settlement in accordance with 3. below.2.To provide Annuity payouts immediately. The values in your Participant’s Account may be applied, subject to contractual provisions, to provide for Fixed or Variable Annuity payouts, or a combination thereof, commencing immediately, under the selected Annuity payout option under the Contract (See “Annuity Payout Options”).3.To Surrender your Account in a single sum. The amount received will be the value next computed after receipt of a written Surrender request for complete Surrender at the Empower Administrative Office, less any applicable Contingent Deferred Sales Charge, Annual Maintenance Fee and Premium Taxes. Payment will normally be made within seven days after We receive the written request.4.To request a partial Surrender of your Participant’s Account. Partial Surrenders are taken from the Sub-Account(s) that you specify. If you do not specify the Sub-Account(s), We will take the amount out of all applicable Sub-Account(s) on a pro rata basis. We will deduct any applicable Sales Charges from the partial Surrender (See “Contract Charges”).5.To begin making monthly, quarterly, semi-annual or annual withdrawals while allowing your Participant Account to remain in the Accumulation Period. Your Participant Account remains subject to the Annual Maintenance Fee and any fluctuations in the investment results of the Sub-Accounts or any of the underlying investments. You may transfer the values of your Participant Account from one or more Sub-Accounts or the General Account option to any other Sub-Account, the General Account option or to any combination thereof, subject to Contract restrictions (See “Systematic Withdrawal Option”).Systematic Withdrawal Option If permitted by IRS regulations and the terms of the Plan, a Participant can make withdrawals while allowing his or her Participant Account to remain in the Accumulation Period under the Contract. Eligibility under this provision is limited to Participants who have terminated their employment with the Employer at the time they elect the Systematic Withdrawal Option (“SWO”). Payments are limited to 18.0% of the Participant’s Account annually. The minimum payment amount is $100. SWO payments generally are taxable as ordinary income and, if made prior to age 59 1∕2 , an IRS tax penalty may apply. Any Contingent Deferred Sales Charge otherwise applicable is waived on SWO payments. Participants elect the specific dollar amount to be withdrawn, the frequency of payments (monthly, quarterly, semi-annually or annually) and the duration of payments (either a fixed number of payments or until the Participant’s Account is depleted). The duration of payments may not extend beyond the Participant’s life expectancy as of the beginning date of SWO payments or the joint and last survivor life expectancy of the Participant and the Participant’s Beneficiary. Participants may not elect the SWO if there is an outstanding loan amount. A Participant can change the terms of a SWO as often as four times in each calendar year, can terminate the SWO at any time, and can elect one of the five available Annuity options or a partial or full lump sum withdrawal. If a partial or full lump sum withdrawal is elected within 12 months of a SWO payment, the Contingent Deferred Sales Charge that was previously waived, if any, will be deducted from the Participant’s Account upon withdrawal. Unless you direct otherwise, SWO payments will be deducted on a pro rata basis from the General Account option and each Sub-Account to which the Participant’s Account is allocated. The SWO may only be elected pursuant to an election on a form provided by Us. Election of the SWO does not affect Participants’ other rights under the Contracts.Payment of Surrender Value Payments from the Sub-Accounts may be delayed beyond seven days only for periods (1) during which the New York Stock Exchange is closed other than customary weekend or holidays closings, or during which trading on the New York Stock Exchange is restricted; (2) during which an emergency exists that makes the valuation and disposal of the securities not reasonably practical; and (3) such other periods that the SEC may by order permit for the protection of investors.Annuity Options You are not required to annuitize this Contract. A Participant selects an Annuity Commencement Date (usually between the Participant’s 50th birthday and the date on which the Participant attains their “applicable age” as described under “Federal Tax Considerations”) and an Annuity payout option. The Annuity Commencement Date may be any day of any month before or including the month of a Participant’s 90th birthday, or an earlier date if prescribed by applicable law. The Annuity Commencement Date and/or the Annuity payment option may be changed from time to time, but any such change must be made at least 30 days prior to the date on which Annuity payouts are scheduled to begin. Annuity payouts will normally be made on the first business day of each month, or another mutually agreed upon business day. The Contract contains five Annuity payout options that may be selected on either a Fixed or Variable Annuity basis, or a combination thereof. If a Participant does not elect otherwise, We reserve the right to begin Annuity payouts at age 90 under Option 2 with 120 monthly payments certain. However, unless required by applicable law, We will not assume responsibility in determining or monitoring any required minimum distributions (See “Federal Tax Considerations”). Generally, depending on the terms of your retirement plan, you may select from the following payment frequencies: monthly, quarterly, semi-annually, and annually. Annuity Payout Options Option 1: Life Annuity where We make monthly Annuity payouts for as long as the Annuitant lives. ❖❖ Payments under this option stop with the last monthly payment preceding the death of the Annuitant, even if the Annuitant dies after one payment. This option offers the maximum level of monthly payments of any of the other life annuity options (Options 2-4) since there is no guarantee of a minimum number of payments nor a provision for a death benefit payable to a Beneficiary. Option 2: Life Annuity with 120, 180 or 240 Monthly Payments Certain where We make monthly payments for the life of the Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary unless other provisions have been made and approved by Us. Option 3: Unit Refund Life Annuity where We make monthly payments during the life of the Annuitant terminating with the last payment due prior to the death of the Annuitant, except that an additional payment will be made to the Beneficiary if (a) below exceeds (b) below:
(a)	=	total amount applied under the option at the Annuity Commencement Date
Annuity Unit value at the Annuity Commencement Date
(b)	=	number of Annuity Units represented by each monthly Annuity payout made	×	number of monthly Annuity payouts made
The amount of the additional payments is determined by multiplying the excess, if any, by the Annuity Unit value as of the date We receive Due Proof of Death. Option 4: Joint and Last Survivor Annuity where We make monthly payments during the joint lifetime of the Annuitant and a designated individual (called the joint Annuitant) and then throughout the remaining lifetime of the survivor, ending with the last payment prior to the death of the survivor. ❖When the Annuity is purchased, the Annuitant elects what percentage (50%, 662/3%, 75% or 100%) of the monthly Annuity payout will continue to be paid to the survivor. ❖Under this Option 4, it would be possible for an Annuitant and joint Annuitant to receive only one payment in the event of the common or simultaneous death of the Annuitant and joint Annuitant prior to the due date for the second payment. Option 5: Payments for a Designated Period where We agree to make monthly payments for the number of years selected. Under the Contracts, the minimum number of years is five. In the event of the Annuitant’s death prior to the end of the designated period, the present value of any then remaining payments will be paid in one lump sum to the Beneficiary unless other provisions have been made and approved by Us. ❖Option 5 does not involve life contingencies and does not provide any mortality guarantee. ❖Surrenders are subject to the limitations set forth in the Contract and any applicable Contingent Deferred Sales Charges (See “Contract Charges”). For Contracts issued in New York, no surrenders are permitted by the Annuitant after Annuity payments commence under Option 5.  Once Annuity payouts have started, no Surrenders are permitted except from an annuity under Annuity Payout Option 5 - Payments for a Designated Period – that are paid on a variable basis. Such surrenders may be subject to a Contingent Deferred Sales Charge. Options 2 and 5 are available only if the guaranteed Annuity payout period is less than the life expectancy of the Annuitant or the joint life expectancy of the Annuitant and their Joint Annuitant at the time the option becomes effective. Such life expectancy shall be computed on the basis of the mortality table prescribed by the IRS or, if none is prescribed, the mortality table then in use by Us. We may offer other Annuity payout options from time to time. Not all Annuity payout options will be available in all states or in all Contracts.Calculation of Annuity Payment During the Annuity Period, your Participant Account Value will be applied to the Annuity Payout Option on either a fixed or variable basis, as you select. The minimum Annuity payout is $20. No election may be made which results in a first payment of less than $20. If at any time Annuity payouts are or become less than $20 We have the right to change the frequency of payment to intervals that will result in payments of at least $20.Variable Annuity Payments The value of the Annuity Unit for each Sub-Account in the Separate Account for any day is determined by multiplying the value for the preceding day by the product of (1) the Net Investment Factor (see “Contract Value”) for the day for which the Annuity Unit value is being calculated, and (2) a factor to neutralize the assumed net investment rate discussed below. The value of the Contract is determined as the product of the value of the Accumulation Unit credited to each Sub-Account no earlier than the close of business on the fifth business day preceding the date the first Annuity payout is due and the number of Accumulation Units credited to each Sub-Account as of the date the Annuity is to commence. The first monthly payment varies according to the Annuity payout option selected. The Contract cites Annuity tables derived from the 1983a Individual Annuitant Mortality Table with an assumed interest rate (“A.I.R.”) of 4.00% per annum. The total first monthly Annuity payout is determined by multiplying the value (expressed in thousands of dollars) of a Sub-Account (less any applicable Premium Taxes) by the amount of the first monthly payment per $1,000 of value obtained from the tables in the Contracts. With respect to Fixed Annuities only, the current rate will be applied if it is higher than the rate under the tables in the Contract. Level Annuity payouts would be provided if the net investment rate remained constant and equal to the A.I.R. In fact, payments will vary up or down in the proportion that the net investment rate varies up or down from the A.I.R. A higher A.I.R. may produce a higher initial payment but more slowly rising and more rapidly falling subsequent payments than would a lower interest rate assumption. The amount of the first monthly Annuity payout, determined as described above, is divided by the value of an Annuity Unit for the appropriate Sub-Account not later than the fifth business day preceding the day on which the payment is due in order to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed during the Annuity Period, and in each subsequent month the dollar amount of the Annuity payout is determined by multiplying this fixed number of Annuity Units by the then current Annuity Unit value. The Annuity payouts will be made on the date selected. The Annuity Unit value used in calculating the amount of the Annuity payouts will be based on an Annuity Unit value determined as of the close of business on a day not more than the fifth business day preceding the date of the Annuity payout. Here is an example of how a Variable Annuity is determined:
ILLUSTRATION OF ANNUITY PAYOUTS: (UNISEX) AGE 65, LIFE ANNUITY WITH 120 PAYMENTS CERTAIN
A.	Net amount applied	$139,782.50
B.	Initial monthly income per $1,000 of payment applied	6.13
C.	Initial monthly payment (A × B ÷ 1,000)	$856.87
D.	Annuity Unit Value	3.125
E.	Number of monthly annuity units (C ÷ D)	274.198
F.	Assume annuity unit value for second month equal to	2.897
G.	Second monthly payment (F × E)	$794.35
H.	Assume annuity unit value for third month equal to	3.415
I.	Third month payment (H × E)	$936.39
The above figures are simply to illustrate the calculation of a Variable Annuity and have no bearing on the actual historical record of any Separate Account.Benefits Available Under the Contract The following table summarizes information about the benefits under the Contract.
Benefit	Purpose	Whether Benefit Is Standard or Optional	Maximum Fee	Restrictions/ Limitations
Death Benefit
If the participant dies during
the Accumulation Period,
then the type of death benefit
paid depends on whether the
participant died (a) before
age 65, or (b) on or after
age 65. If the participant died
before age 65, a Minimum
Death Benefit is payable to
the Beneficiary, which is
generally the greater of the
greater of (a) the value of the
Participant Account and
(b) 100% of the
Contributions to the
Participant Account less prior
Surrenders and outstanding
Participant loans.
If the participant dies on or
after age 65, then the
Contract pays a death benefit
equal to the Participant
Account Value, less any
outstanding charges and loan
balances.
Standard
1.25% (Either
deducted via
Method 1 (daily
deduction as a
percentage of net
asset value of
each fund) or
Method 2
(quarterly
deduction as a
percentage of the
average daily
assets of Sub-
Accounts during
calendar quarter),
depending on
which method is
selected by your
Employer)

•For
Minimum
Death
Benefit,
value of
Participant
account
measured on
date that all
completed
paperwork
received for
all states
except IL. In
IL, measured
on date Due
Proof of
Death is
received.
•The
deduction of
advisory fees
will reduce
your death
benefit.

Participant Loan	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	Loan set-up fee of $50.00 and annual loan administration fee of $50.00.	•Must be permitted by the Code and the terms of the Plan.
Benefit	Purpose	Whether Benefit Is Standard or Optional	Maximum Fee	Restrictions/ Limitations
Systemic Withdrawal Option	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	None
•Limited to
Participants
who have
terminated
their
employment
with the
Employer;
•Duration of
payments
may not
extend
beyond the
Participant’s
life
expectancy;
•A Participant
may not
elect the
Systemic
Withdrawal
Option if
there is an
outstanding
Loan.

Death Benefits Determination of the Beneficiary: The Beneficiary is the person or persons designated to receive payment of the death benefit upon the death of the Participant. If no designated Beneficiary remains living at the death of the Participant, the Participant’s estate is the Beneficiary. Death before the Annuity Commencement Date: • Death prior to age 65: If the Participant dies before the Annuity Commencement Date or the Participant’s attainment of age 65 (whichever comes first) the Minimum Death Benefit is payable to the Beneficiary. The Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. For Contracts purchased in Illinois, the Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. To the extent you have Related Contracts under your plan, we may take into consideration corresponding Participant Account values, Contributions, Surrenders, or loan indebtedness in calculating the Minimum Death Benefit. The value of a Participant’s Account on any Valuation Day before the Annuity Commencement Date will be reduced by any applicable Premium Taxes not already deducted. • Death on or after age 65: If the Participant dies before the Annuity Commencement Date but on or after the Participant’s 65th birthday, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices. For Contracts purchased in Illinois, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death at our Administrative Offices. Calculation of the death benefit: Except for Contracts purchased in Illinois, if the Participant dies before the Annuity Commencement Date, the death benefit will be calculated as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction. The death benefit remains invested in the Separate Account and/or General Account option according to your last instructions until the proceeds are paid or we receive new settlement instructions from the Beneficiary. During the time period between our receipt of Due Proof of Death and our receipt of the completed settlement instructions, the calculated death benefit will be subject to market fluctuations. Upon receipt of complete settlement instructions, we will calculate the payable amount. If the proceeds are taken in a single sum, payment will normally be made within seven days of our receipt of completed settlement instructions. You may apply the death benefit payment to any one of the Annuity payout options (See “Annuity Payout Options”) instead of receiving the death benefit payment in a single sum. An election to receive payment of death benefits under an Annuity payout option must be made before a lump sum settlement and within one year after the death by written notice to us at our Administrative Offices. Proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payouts will become operative unless the initial Annuity payout is at least $20 on either a variable or fixed basis, or $20 on each basis when a combination benefit is elected. The manner in which the Annuity payouts are determined and in which they may vary from month to month are the same as applicable to a Participant’s Account after retirement (See “Contract Value”). Death on or after the Annuity Commencement Date: If the Annuitant dies on or after the Annuity Commencement Date, there may be no payout at death unless the Annuitant has elected an Annuity payout option that permits the Beneficiary to elect to continue Annuity payouts or to receive the computed value.Participant Loans During the Accumulation Period, a Participant under a Tax-sheltered Annuity plan may request a loan from his or her Participant Account, if permitted by the Plan. Loans from a Participant’s Account may not be available in all states or may be subject to restrictions. When you initiate a loan from your Participant Account, We deduct a loan set-up fee of $50. In addition, while your loan is outstanding, We deduct a $50 annual loan administration fee from your Participant Account on a quarterly basis. We deduct 25 percent of the annual fee on the last Valuation Day of each quarter, or from the proceeds of a full Surrender of your Participant Account. When you take a loan from your Participant Account, for record-keeping purposes, an amount equal to your loan, plus interest, is placed into a loan account. When you make loan repayments, the amount of the loan account decreases until your loan account is re-paid in full. You must pay back your loan according to the payment schedule set by the terms of your loan agreement. The loan agreement describes the terms, conditions, and any fees or charges of your loan. Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Account. The longer a loan is outstanding, the greater the impact on the Participant’s Account is likely to be. Also, if not repaid, the outstanding loan balance will reduce the death benefit otherwise payable to the Beneficiary.Federal Tax ConsiderationsGeneral The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on Our understanding of the existing provisions of the Code, Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income. This summary has been prepared by Us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract. THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.Civil Unions & Domestic Partnerships Upon your death, a surviving spouse may have certain continuation rights under the Contract that he or she may elect to exercise for the Contract’s death benefit and any joint-life coverage under an optional living benefit. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Parties to a civil union or domestic partnership are not treated as spouses under federal law. Consequently, certain transactions, such as change of ownership or continuation of the contract after death, may be taxable to those individuals. You should consult a tax and/or legal advisor for more information on this subject if it applies to you.Tax Reporting The federal, as well as state and local, tax laws and regulations require Us to report certain transactions with respect to the Contract (such as an exchange of or a distribution from the Contract) to the Internal Revenue Service and state and local tax authorities, and generally to provide you with a copy of what was reported. This copy is not intended to supplant your own records. It is your responsibility to ensure that what you report to the Internal Revenue Service and other relevant taxing authorities on your income tax returns is accurate based on your books and records. You should review whatever is reported to the taxing authorities by Us against your own records, and in consultation with your own tax advisor, and should notify Us if you find any discrepancies in case corrections have to be made.Taxation of Talcott Resolution and the Separate Account The Separate Account is taxed as part of Talcott Resolution which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a “regulated investment company” under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. (See “Contract Value”). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract. Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. Talcott Resolution is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since Talcott Resolution is the owner of the assets from which the tax benefits are derived.Diversification of the Separate Account For certain types of Contracts, the Internal Revenue Code (“Code”) requires that investments supporting these Contracts be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or Underlying Fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value. The Treasury Department’s diversification regulations under Code Section 817(h) require, among other things, that: •no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment, •no more than 70% is represented by any two investments, •no more than 80% is represented by any three investments and •no more than 90% is represented by any four investments. In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer. A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.Tax Ownership of the Assets in the Separate Account In order for certain variable annuity contracts to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the “owner” of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the “tax owner” of certain separate account assets, income and gain from such assets would be includable in the variable contract owner’s gross income. The U.S. Tax Court followed the IRS position and held that a variable contract owner would be treated for federal tax purposes as the owner of the separate account assets (Webber v. Commissioner, 14 Tax Court No. 17, June 30, 2015). The Treasury Department indicated in 1986 that it would provide guidance on the extent to which contract owners may direct their investments to particular sub-accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and variable life insurance contracts. The distinction between when a variable contract owner will be determined to own the separate account under the analysis of the IRS and the Tax Court can best be illustrated by the following IRS rulings. Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, indicates that, where interests in a partnership offered in an insurer’s separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such interests can be purchased directly by the general public or others without going through such a variable contract), such “public availability” means that such interests should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such interests directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in Our Separate Account for your Contract are available for purchase except through an insurer’s variable contracts or by other permitted entities. Rev. Rul. 2003-91 indicates that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the Underlying Fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, We believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, We reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.Non-Natural Persons as Owners Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under Section 72(u). However, Section 72(u) does not apply to: •A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person), •A contract acquired by the estate of a decedent by reason of such decedent’s death, •Certain contracts acquired with respect to tax-qualified retirement arrangements, •Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or •A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract’s purchase. A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts. Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the “holder” in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a “holder.” In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the “holder.” However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.Annuity Purchases by Nonresident Aliens and Foreign Corporations The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to Talcott Resolution. If withholding applies, We are required to withhold tax at the 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser’s country of citizenship or residence.Generation Skipping Transfer Tax Under certain circumstances, the Code may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require Talcott Resolution to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.Tax-Qualified Retirement Plans This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences. The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a “Qualified Plan” or “Plan”). Tax restrictions and consequences for Contracts or accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider if the Contract is a suitable investment if you are investing through a Qualified Plan. The following is only a general discussion about types of Qualified Plans for which the Contracts may be available. We are not the plan administrator for any Qualified Plan. The plan administrator or custodian, whichever is applicable, (but not Us) is responsible for all Plan administrative duties including, but not limited to, notification of distribution options, disbursement of Plan benefits, handling any processing and administration of Qualified Plan loans, compliance with regulatory requirements and federal and state tax reporting of income/distributions from the Plan to Plan participants and, if applicable, beneficiaries of Plan participants and IRA contributions from Plan participants. Our administrative duties are limited to administration of the Contract and any disbursements of any Contract benefits to the Owner, annuitant or beneficiary of the Contract, as applicable. Our tax reporting responsibility is limited to federal and state tax reporting of income/distributions to the applicable payee and IRA contributions from the Owner of a Contract, as recorded on Our books and records. If you are purchasing a Contract through a Qualified Plan, you should consult with your Plan administrator and/or a qualified tax adviser. You also should consult with a qualified tax adviser and/or Plan administrator before you withdraw any portion of your Contract Value. The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into Our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law and any applicable Qualified Plan terms. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences. We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.Individual Retirement Annuities (“IRAs”) In addition to “traditional” IRAs governed by Code Sections 408(a) and (b) (“Traditional IRAs”), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) that include after-tax employee contributions may be treated as deemed IRAs subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available. a.Traditional IRAs Traditional IRAs are subject to limits on the amounts that may be contributed each year, the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions (“RMDs”) when the Owner reaches their Required Beginning Date or dies (or the distribution qualifies for one of the other exceptions to the penalty on early distributions), as described below, may result in imposition of a 25% penalty tax on any excess of the RMD amount over the amount actually distributed. This excise tax is reduced to 10% if a distribution of the shortfall is made within two years and to the date the excise tax is assessed or imposed by the IRS. In addition, any amount received before the Owner reaches age 59 1∕2 or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA. You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into a Traditional IRA under certain circumstances, as indicated below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified Plans if the distribution is not transferred directly to the Traditional IRA. Effective January 1, 2020, non-spouse “designated beneficiaries” of a deceased Owner must generally receive distributions within 10 years of the death of the Owner. However, the life expectancy payout option (a/k/a “IRA stretch”) is still available for non-spouse beneficiaries who are “Eligible Designated Beneficiaries” enabling them to make a tax-free “direct rollover” (in the form of a direct transfer between Plan fiduciaries, as described below in “Rollover Distributions”) from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an “inherited IRA” that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant). “Eligible Designated Beneficiaries” include beneficiaries who are not more than 10 years younger, disabled, chronically ill, and minors until age of majority, at which time the 10-year rule applies. In addition, such a Plan is not required to permit such a rollover. b.SEP IRAs Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension (“SEP”) or a SEP IRA. A SEP IRA can have employer, and in limited circumstances employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification. c.SIMPLE IRAs The Savings Incentive Match Plan for Employees of small employers (“SIMPLE Plan”) is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees (“SIMPLE IRAs”). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 25% penalty tax for failure to make a full RMD (or reduced amount), and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification. A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection. If We do not serve as the Designated Financial Institution for your employer’s SIMPLE Plan, for you to use one of Our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with Us. d.Roth IRAs Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner’s lifetime. Generally, however, upon the Owner’s death the amount remaining in a Roth IRA must be distributed by the end of the tenth year after such death for non-spouse designated beneficiaries or distributed over the life or life expectancy of an Eligible Designated Beneficiary. The Owner of a Traditional IRA or other qualified plan assets may convert a Traditional IRA into a Roth IRA under certain circumstances. The conversion of a Traditional IRA or other qualified plan assets to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax in the year of conversion. In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA under limited circumstances, as indicated below. Distributions from eligible Qualified Plans can be “rolled over” directly (subject to tax) into a Roth IRA under certain circumstances. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a “conversion” Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.Qualified Pension or Profit-Sharing Plan or Section 401(k) Plan Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of “incidental” death benefits, and the time when RMDs must commence. There are annual limits on contributions to 401(a) defined contribution plans generally, and to 401(k) plans specifically. Salary reduction contributions to a 401(k) option cannot exceed the lesser of a dollar limit ($23,000 in 2024) or 100% of the employee’s “includible compensation.” For participants over age 50, a special additional catch-up provision may be available ($7,500 in 2024). In addition, a Plan’s provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. In addition, elective deferrals made by participants under a 401(k) arrangement are subject to specific distribution limitations similar to those outlined below for 403(b) plans. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice. In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits “incidental” to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.Tax-Sheltered Annuity under Section 403(b) (“TSA”) Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code Section 501(c)(3) to purchase a “tax-sheltered annuity” (“TSA”) contract and, subject to certain limitations, exclude employer contributions to a TSA from such an employee’s gross income. Generally, total contributions may not exceed the lesser of an annual dollar limit ($23,000 in 2024) or 100% of the employee’s “includable compensation” for the most recent full year of service, subject to other adjustments. There are also legal limits on the annual elective deferrals a participant may be permitted to make under a TSA. In certain cases, such as when the participant is age 50 or older, those limits may be increased ($7,500 in 2024). A TSA participant should contact the Plan administrator to determine applicable elective contribution limits. Special provisions may allow certain employees different overall limitations. A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made: a.after the employee reaches age 59 1∕2; b.upon the employee’s separation from service; c.upon the employee’s death or disability; d.in the case of hardship as defined in applicable regulations (and in the case of hardship, any income attributable to such contributions may not be distributed); e.as a qualified reservist distribution upon certain calls to active duty; or f.with respect to amounts invested in a lifetime income investment, the date that is 90 days prior to the day that such lifetime income investment may no longer be held as an investment option under the plan. An employer sponsoring a TSA may impose additional restrictions on your TSA through its Plan document. Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as a TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits “incidental” to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification. In addition, a life insurance contract issued after September 23, 2007 is generally ineligible to qualify as a TSA. Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below. However, effective for TSA contract exchanges after September 24, 2007, Reg. 1.403(b)-10(b) allows a TSA contract of a participant or beneficiary under a TSA Plan to be exchanged tax-free for another eligible TSA contract under that same TSA Plan, but only if all of the following conditions are satisfied: (1) such TSA Plan allows such an exchange, (2) the participant or beneficiary has an accumulated benefit after such exchange that is no less than such participant’s or beneficiary’s accumulated benefit immediately before such exchange (taking into account such participant’s or beneficiary’s accumulated benefit under both TSA contracts immediately before such exchange), (3) the second TSA contract is subject to distribution restrictions with respect to the participant that are no less stringent than those imposed on the TSA contract being exchanged, and (4) the employer for such TSA Plan enters into an agreement with the issuer of the second TSA contract under which such issuer and employer will provide each other from time to time with certain information necessary for such second TSA contract (or any other TSA contract that has contributions from such employer) to satisfy the TSA requirements under Code Section 403(b) and other federal tax requirements (e.g., plan loan conditions under Code Section 72(p) to avoid deemed distributions). Such necessary information could include information about the participant’s employment, information about other Qualified Plans of such employer, and whether a severance has occurred, or hardship rules are satisfied, for purposes of the TSA distribution restrictions. Consequently, you are advised to consult with a qualified tax advisor before attempting any such TSA exchange, particularly because it requires an agreement between the employer and issuer to provide each other with certain information.Deferred Compensation Plans under Section 457 (“Section 457 Plans”) Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code Section 457. For these purposes, a “governmental employer” is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an “Eligible Deferred Compensation Plan” or “Section 457(b) Plan.” Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant’s includible compensation or (2) the applicable dollar amount, ($23,000 in 2024). The Plan may provide for additional “catch-up” contributions. One catch-up contribution allows participants over age 50 to make additional contributions each year ($7,500 in 2024); while another permits 457(b) pre-retirement contributions in the three prior years to, but not including, the year the participant reaches normal retirement age. A participant cannot use both catch-up provisions concurrently. In addition, under Code Section 457(d) a Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 59 1∕2, (2) the participant has a severance from employment (including death), (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations), or (4) with respect to amounts invested in a lifetime income investment, the date that is 90 days prior to the date that such lifetime income investment may no longer be held as an investment option under the Plan. Under Code Section 457(g) all of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, annuity contracts, certain other insurance contracts, and custodial accounts described in Code Section 401(f) are treated as trusts. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (nongovernmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. Where the trust requirement does not apply, amounts held under a Section 457 Plan must remain subject to the claims of the employer’s general creditors under Code Section 457(b)(6). Taxation of Amounts Received from Qualified Plans Except under certain circumstances in the case of Roth IRAs or Roth accounts in a Qualified Plan, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other “investment in the contract.” For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, Code Section 72 provides the tax rules for determining what portion of each amount received represents a tax-free recovery of “investment in the contract”. For non-periodic amounts from certain Qualified Contracts or Plans, Code Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the “investment in the contract,” based on the ratio of the “investment in the contract” over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual. In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.Penalty Taxes for Qualified Plans Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions (“RMDs”). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform and are described in more detail below. a.Penalty Taxes on Premature Distributions Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59 1∕2. However, this 10% penalty tax does not apply to a distribution that is either: (i)made to a beneficiary (or to the employee’s estate) on or after the employee’s death; (ii)attributable to the employee’s becoming disabled under Code Section 72(m)(7); (iii) part of a series of substantially equal periodic payments (not less frequently than annually — “SEPPs”) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary (“SEPP Exception”), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service; (iv) (except for IRAs) made to an employee after separation from service after reaching age 55 (or made after age 50 in the case of a qualified public safety employee separated from certain government plans); (v)(except for IRAs) made to an alternate payee pursuant to a qualified domestic relations order under Code Section 414(p) (a similar exception for IRAs in Code Section 408(d)(6) covers certain transfers for the benefit of a spouse or ex-spouse); (vi) not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year which are not reimbursed by health insurance (without regard to whether the taxpayer deducts the unreimbursed medical expenses); (vii) certain qualified reservist distributions under Code Section 72(t)(2)(G) upon a call to active duty; (viii) distributions of up to $5,000 from a retirement plan in the case of a birth or adoption of a child under Code Section 72(t)(2)(H); or (ix) certain designated qualified disaster distributions. In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either: (i)made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met; (ii)not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); (iii) for a qualified first-time home buyer and meets the requirements of Code Section 72(t)(8); or (iv) certain other exceptions to the 10% penalty tax. If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59 1∕2 and (b) 5 years have elapsed since the first of these periodic payments. For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual’s employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%. b.RMDs and 25% Penalty Tax If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution (“RMD”) for the year, the participant is subject to a 25% penalty tax on the amount that has not been timely distributed. This excise tax is reduced to 10% if a distribution of the shortfall is made within two years and to the date the excise tax is assessed or imposed by the IRS. An individual’s interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of — (i)the calendar year in which the individual attains their applicable age, or (ii)(except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date. If the individual attains (1) age 70 1∕2 before 2020, the applicable age is 70 1∕2; (2) age 72 during or after 2020 but before 2023, the applicable age is 72; (3) age 72 during or after 2023 and age 73 before 2033, the applicable age is 73; or (4) age 74 after 2032, the applicable age is 75. The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over — (a)the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or (b)over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary. Effective January 1, 2020, non-spouse “designated beneficiaries” of a deceased plan participant Owner must generally receive distributions within 10 years of the death of the participant. However, the life expectancy payout option (a/k/a “stretch payout”) is still available for non-spouse beneficiaries who are “Eligible Designated Beneficiaries” enabling them to make a tax-free “direct rollover” (in the form of a direct transfer between Plan fiduciaries, as described below in “Rollover Distributions”) from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an “inherited IRA” that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant). “Eligible Designated Beneficiaries” include beneficiaries who are not more than 10 years younger, disabled, chronically ill, and minors until age of majority, at which time the 10-year rule applies. If an individual dies after RMDs have begun for such individual, any remainder of the individual’s interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual’s death. The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner’s surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own. The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount. RMDs also can be made in the form of Annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs. In addition, in computing any RMD amount based on a contract’s account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 25% penalty tax for RMDs (or reduced amount) if such additional RMD amount is not timely distributed. There is a recent exception to the RMD rules for certain lifetime income annuity benefits (Qualified Longevity Annuity Contracts, or “QLAC”), provided by Revenue Ruling 2012-3 and proposed Treasury regulations.Tax Withholding for Qualified Plans Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. The federal income tax withholding requirements, including any “elections out” and the rate at which withholding applies are different for periodic and non-periodic distributions. Special rules apply when the distribution is an “eligible rollover distribution” from a Qualified Plan (described below in “Rollover Distributions”). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the “eligible rollover distribution,” to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in “Rollover Distributions”). Payees cannot elect out of this mandatory 20% withholding in the case of such an “eligible rollover distribution.” Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States. Regardless of any “election out” (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee’s total tax liability.Rollover Distributions The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plans (a “direct transfer” or a “direct rollover”) or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a “60-day rollover”), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, We advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan. For instance, generally any amount can be transferred directly from one type of Qualified Plan to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transferor Plan and if other applicable conditions are met. Such a “direct transfer” between the same kinds of Plan is generally not treated as any form of “distribution” out of such a Plan for federal income tax purposes. By contrast, an amount distributed from one type of Plan into a different type of Plan generally is treated as a “distribution” out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a “direct rollover” (made directly to another Plan) or as a “60-day rollover.” The tax restrictions and other rules for a “direct rollover” and a “60-day rollover” are similar in many ways, but if any “eligible rollover distribution” made from certain types of Qualified Plan is not transferred directly to another Plan by a “direct rollover,” then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a “60-day rollover” by the recipient. If any amount less than 100% of such a distribution (e.g., the net amount after the 20% withholding) is transferred to another Plan in a “60-day rollover”, the amount that is not rolled over remains subject to normal income tax plus any applicable penalty. Under Code Sections 402(f)(2)(A) and 3405(c)(3) an “eligible rollover distribution” (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a “direct rollover”) is generally any distribution to an employee of any portion (or all) of the balance to the employee’s credit in any of the following types of “Eligible Retirement Plan”: (1) a Qualified Plan under Code Section 401(a) (“Qualified 401(a) Plan”), (2) a qualified annuity plan under Code Section 403(a) (“Qualified Annuity Plan”), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an “eligible rollover distribution” does not include any distribution that is either — a.an RMD amount; b.one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or c.any distribution made upon hardship of the employee. Before making an “eligible rollover distribution,” a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the “direct rollover” and “60-day rollover” rules and the distribution’s exposure to the 20% mandatory withholding if it is not made by “direct rollover.” Generally, under Code Sections 402(c), 403(b)(8) and 457 (e)(16), a “direct rollover” or a “60-day rollover” of an “eligible rollover distribution” can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an “eligible rollover distribution” that can qualify for a tax-free “60-day rollover” is limited to the amount that otherwise would be includable in gross income. By contrast, a “direct rollover” of an “eligible rollover distribution” can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a “predecessor” Qualified Plan. Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free “direct rollover” or “60-day rollover” can be made between a “Non-Roth IRA” (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from Non-Roth IRA to a Roth IRA, or a “conversion” of a Non-Roth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free “direct rollover” or “60-day rollover” can be made between an “inherited IRA” (Non-Roth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a “direct rollover” or a “60-day rollover” to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a “direct rollover” or a “60-day rollover” to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no l-year limit applies to any such “direct rollover.” Similar rules apply to a “direct rollover” or a “60-day rollover” of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer’s SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a “direct rollover” or a “60-day rollover” to an Eligible Retirement Plan that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible). Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse) or a non-spouse designated beneficiary, Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS and to qualified Coronavirus Related Distributions.Distribution The Contracts are no longer offered for sale. MML Distributors, LLC (“MMLD”), a subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”), is the principal underwriter of the Contracts, which are sold by affiliated and unaffiliated broker-dealer, and financial institutions. MMLD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). The principal business address of MMLD is 1295 State Street, Springfield, MA 01111. Financial Intermediaries receive commissions (described below under “Commissions”). Certain selected Financial Intermediaries also receive additional compensation (described below under “Additional Payments”). All or a portion of the payments made to Financial Intermediaries may be passed on to Registered Representatives according to a Financial Intermediaries’ internal compensation practices. Affiliated broker-dealers also employ individuals called “wholesalers” in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract value. Commissions Upfront commissions paid to Financial Intermediaries generally range from 0% to up to 7% of each Contribution you pay for your Contract. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to 1.20% of your Contract value. MMLD pays different commissions based on the Contract variation that you buy. Commission arrangements vary from one Financial Intermediary to another. We and MMLD are not involved in determining your Registered Representative’s compensation. Under certain circumstances, your Registered Representative may be required to return all or a portion of the commissions paid. Check with your Registered Representative to verify whether your account is a brokerage or an advisory account. Your interests may differ from Ours and your Registered Representative (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Registered Representative (or the Financial Intermediary with which they are associated) can be paid both by you and MMLD and its affiliates based on what you buy. Therefore, profits, and your Registered Representative’s (or their Financial Intermediary’s) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences. Additional Payments Subject to FINRA and Financial Intermediary rules, MMLD and its affiliates also make additional payments to Financial Intermediaries (who may or may not be affiliated with Us) to encourage the sale of this Contract and other contracts that We issue to retirement programs that We or Our affiliates offer (“Additional Payments”). Additional Payments are generally based on average net assets (or aged assets) of the contracts or programs attributable to a particular Financial Intermediary, on sales of the contracts or programs attributable to a particular Financial Intermediary, and/or sales expenses. Additional Payments may be used for various purposes, and may take various forms, such as: •Payments for access to Registered Representatives and/or Financial Intermediaries, such as through one-on-one wholesaler visits or attendance at national sales meetings or similar events. •Payments for inclusion of Our products on a Financial Intermediary’s “preferred list”; participation in, or visibility at, national and regional conferences; and/or articles in Financial Intermediary publications highlighting Our products and services. •Payments for various marketing expenses such as joint marketing campaigns and/or Financial Intermediary event advertising/participation; sponsorship of Financial Intermediary sales contests and/or promotions in which participants (including Registered Representatives) receive prizes such as travel awards, merchandise and recognition; and expenses of generating clients. •Payment and support to Underlying Fund companies including Fund related wholesaler support, training and marketing activities for certain Funds, and providing sales activity reports. •Sales support through such things as providing hardware and software, operational and systems integration, links to Our website from a Financial Intermediary’s websites; shareholder services (including sub-accounting) sponsorship of Financial Intermediary due diligence meetings; and/or expense allowances and reimbursements. •“Due diligence” payments for a Financial Intermediary’s examination of a product; payments for educational training, sales or training seminars, conferences and programs, sales and service desk training, and/or client or prospect seminar sponsorships. •Occasional meals and entertainment, tickets to sporting events and other gifts. More InformationModification of the Contracts Subject to any federal and state regulatory restrictions, We may modify the Contracts at any time by written agreement between the Contract Owner and Us. No modification will affect the amount or term of any Annuities begun prior to the effective date of the modification, unless it is required to conform the Contract to, or give the Contract Owner the benefit of, any federal or state statutes or any rule or regulation of the U.S. Treasury Department or the Internal Revenue Service. On or after the fifth anniversary of any contract we may change, from time to time, any or all of the terms of the Contracts by giving 90 days advance written notice to the Contract Owner, except that the Annuity tables, guaranteed interest rates and the Contingent Deferred Sales Charges which are applicable at the time a Participant’s Account is established under a contract, will continue to be applicable. We may modify the Contract at any time if such modification: (i) is necessary to make the Contract or the Separate Account comply with any law or regulation issued by a governmental agency to which We are subject; or (ii) is necessary to assure continued qualification of the Contract under the Code or other federal or state laws relating to retirement annuities or annuity contracts; or (iii) is necessary to reflect a change in the operation of the Separate Account or the Sub-Accounts); or (iv) provides additional Separate Account options; or (v) withdraws Separate Account options. In the event of any such modification We will provide notice to the Contract Owner or to the payee(s) during the Annuity period. Talcott may also make appropriate endorsement in the Contract to reflect such modification. A contract may be suspended by the Contract Owner by giving us written notice at least 90 days before the effective date of the suspension at our Administrative Office. A contract will be suspended automatically on its anniversary if the Contract Owner fails to assent to any modification of a contract. In this context, such modifications would have become effective on or before that anniversary. Upon suspension of a 403(b) Contract, we will continue to accept Contributions, subject to the terms of the Contract, as such terms are applicable to Participant’s Accounts under the Contracts prior to such suspension. However, no Contributions will be accepted on behalf of any new Participant Accounts. Annuitants at the time of any suspension will continue to receive their Annuity payouts. The suspension of a 403(b) Contract will not preclude a Contract Owner from applying existing Participant’s Accounts to the purchase of Fixed or Variable Annuity benefits. Upon suspension of all other Contracts, Talcott Resolution will not accept future contributions.Reservation of Rights Under the Contract We may, at Our sole discretion, elect not to exercise a right or reservation specified in this Contract. If we elect not to exercise a right or reservation, We are not waiving it. We may decide to exercise a right or a reservation that We previously did not exercise.Legal Proceeding Like other insurance companies, We are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, We do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company’s results of operations or cash flows in particular quarterly or annual periods.
Exchange Fee, Maximum [Dollars]	$ 5
Other Transaction Fee, Maximum [Dollars]	$ 50
Annual Contract Expenses [Table Text Block]	Annual Contract Expenses
	Maximum Fee	Minimum Fee
Annual Maintenance Fee(2)	$30	$0.00
Base Contract Fee (as a percentage of average daily Sub-Account value)(3)	1.25%	0.00%
Annual Loan Administration Fee(4)	$50.00	$50.00

Administrative Expense, Maximum [Dollars]	$ 30
Administrative Expense, Minimum [Dollars]	$ 0.00
Administrative Expense, Footnotes [Text Block]	The Annual Maintenance Fee is deducted from each Participant Account on a quarterly basis. The maximum Annual Maintenance Fee is $30.00. The current Annual Maintenance Fee varies with the Average Participant Account Value under the Contract. For Average Participant Account Values between $0 and $19,999.00, the Annual Maintenance Fee is $20.00, for Average Participant Account Values between $20,000.00 and 39,000.00, the Annual Maintenance Fee is $10.00 and for Average Participant Account Values over $40,000.00, the Annual Maintenance Fee is $0.
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.25%
Base Contract Expense (of Average Account Value), Minimum [Percent]	0.00%
Base Contract Expense, Footnotes [Text Block]	The Base Contract Fee consists of the Mortality and Expense Risk and Administrative Charge, which varies with the total value of Participant Accounts under the Contract. The Mortality and Expense Risk and Administrative Charge is either deducted daily (Method 1) or quarterly (Method 2), depending on which method is selected by your Employer.
Other Annual Expense, Maximum [Dollars]	$ 50.00
Other Annual Expense, Minimum [Dollars]	$ 50.00
Other Annual Expense, Footnotes [Text Block]	This fee does not include an interest charged under the terms of the loan.
Annual Portfolio Company Expenses [Table Text Block]
Annual Underlying Funds Operating Expenses	Minimum	Maximum
Expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses	0.30%	2.24%

Portfolio Company Expenses [Text Block]	Expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses
Portfolio Company Expenses Minimum [Percent]	0.30%
Portfolio Company Expenses Maximum [Percent]	2.24%
Item 5. Principal Risks [Table Text Block]	Principal Risks of Investing in the Contract Not a Short Term Investment Vehicle. The Contract is designed for retirement savings or other long-term purposes. It is not appropriate for investors who need ready access to cash. Risks Associated with Underlying Funds. The value of your investment and any returns will depend on the performance of the Underlying Fund(s) you select. You bear the risk of any decline in your Participant Account value resulting from the Underlying Fund(s)’ performance. Company’s Claims Paying Ability. Guarantees and benefits provided by the Talcott Resolution are subject to the financial strength and claims paying ability of the company. If the Talcott experiences financial difficulty, it may not be able to make guaranteed payments that exceed the assets in the Separate Account. Deduction of Third-Party Advisory Fees. Risks relating to the deduction of advisory fees will reduce your Participant Account Value and subject to state and federal income tax, as well as a 10% federal penalty tax if the Participant is under age 59 1/2. Limitations on Surrenders and Withdrawals. During the first five Contract Years we will deduct a Contingent Deferred Surrender Charge if you surrender or take a withdrawal from the Contract. You should purchase the Contract only if you have the ability to keep it in force for a substantial period of time. Contract Suspension. The Contract may be suspended where new Contributions and new Participant Accounts may be prohibited. Tax Consequences. Withdrawals are generally taxable as ordinary income. Withdrawals before age 59 1∕2 may be subject to a tax penalty. Cyber Security and Business Continuity Risk. Our business is highly dependent upon the effective operation of our computer systems and those of our business partners and service providers. Our business is therefore vulnerable to disruptions from utility outages and susceptible to operational and information security risks resulting from system failures and cybersecurity incidents. These risks include, among other things, the theft, misuse, corruption and destruction of electronic data, interference with or denial of service, attacks on systems or websites and other operational disruptions that could severely impede our ability to conduct our business and administer the Contract. Financial services companies and their third-party service providers are increasingly the targets of cyber-attacks involving the encryption of data (e.g., ransomware), disruptions in communications (e.g., denial of service), or unauthorized access to or release of personal or confidential information. In 2023, we were notified of a data security incident involving the MOVEit file transfer system used by numerous financial services companies. A third-party vendor uses that software on our behalf to, among other things, identify the deaths of insured persons and annuitants under life insurance policies and annuity contracts. We notified affected customers as required by law, and we continue to assess and investigate the overall impact of the incident. The techniques used to attack systems and networks change frequently, are becoming more sophisticated, and can originate from a wide variety of sources. The use of remote or flexible work arrangements, remote access tools, and mobile technology has expanded potential targets for cyber-attack. System failures and cybersecurity incidents may adversely affect you and/or your Contract. For instance, a cyber-attack may interfere with our ability to process Contract transactions or calculate Contract values, including Accumulation Unit values, or could result in the release of confidential customer information. Such events could also adversely affect us, as they may result in regulatory fines, financial losses and reputational damage. Cybersecurity incidents may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. Although we take efforts to protect our systems from cybersecurity incidents, there can be no assurance that we or our service providers or the underlying funds will be able to avoid cybersecurity incidents affecting Contract owners in the future. It is possible that a cybersecurity incident could persist for an extended period of time without detection. We are also exposed to risks related to natural and man-made disasters, and other severe events, such as storms, public health crises, terrorist acts, and military actions, any of which could adversely affect our business operations. While we have a business continuity plan and have taken precautions, we cannot assure you that severe events will not result in interruptions to our business operations, particularly if such events affect our computer systems or result in a significant number of our employees becoming unavailable. Interruptions to our business operations may impair our ability to effectively administer the Contract, including our ability to process orders and calculate Contract values. Additionally, our third-party service providers and other third-parties related to our business (such as financial intermediaries or underlying funds) are subject to similar risks. Successful implementation and execution of their business continuity policies and procedures are largely beyond our control. Disruptions to their business operations may impair our own business operations.Cybersecurity incidents may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. Although we take efforts to protect our systems from cybersecurity incidents, there can be no assurance that we or our service providers or the underlying funds will be able to avoid cybersecurity incidents affecting Contract owners in the future. It is possible that a cybersecurity incident could persist for an extended period of time without detection. We are also exposed to risks related to natural and man-made disasters, and other severe events, such as storms,public health crises, terrorist acts, and military actions, any of which could adversely affect our business operations. While we have a business continuity plan and have taken precautions, we cannot assure you that severe events will not result in interruptions to our business operations, particularly if such events affect our computer systems or result in a significant number of our employees becoming unavailable. Interruptions to our business operations may impair our ability to effectively administer the Contract, including our ability to process orders and calculate Contract values. Additionally, our third-party service providers and other third-parties related to our business (such as financial intermediaries or underlying funds) are subject to similar risks. Successful implementation and execution of their business continuity policies and procedures are largely beyond our control. Disruptions to their business operations may impair our own businessoperations.
Item 10. Benefits Available (N-4) [Text Block]	Benefits Available Under the Contract The following table summarizes information about the benefits under the Contract.
Benefit	Purpose	Whether Benefit Is Standard or Optional	Maximum Fee	Restrictions/ Limitations
Death Benefit
If the participant dies during
the Accumulation Period,
then the type of death benefit
paid depends on whether the
participant died (a) before
age 65, or (b) on or after
age 65. If the participant died
before age 65, a Minimum
Death Benefit is payable to
the Beneficiary, which is
generally the greater of the
greater of (a) the value of the
Participant Account and
(b) 100% of the
Contributions to the
Participant Account less prior
Surrenders and outstanding
Participant loans.
If the participant dies on or
after age 65, then the
Contract pays a death benefit
equal to the Participant
Account Value, less any
outstanding charges and loan
balances.
Standard
1.25% (Either
deducted via
Method 1 (daily
deduction as a
percentage of net
asset value of
each fund) or
Method 2
(quarterly
deduction as a
percentage of the
average daily
assets of Sub-
Accounts during
calendar quarter),
depending on
which method is
selected by your
Employer)

•For
Minimum
Death
Benefit,
value of
Participant
account
measured on
date that all
completed
paperwork
received for
all states
except IL. In
IL, measured
on date Due
Proof of
Death is
received.
•The
deduction of
advisory fees
will reduce
your death
benefit.

Participant Loan	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	Loan set-up fee of $50.00 and annual loan administration fee of $50.00.	•Must be permitted by the Code and the terms of the Plan.
Benefit	Purpose	Whether Benefit Is Standard or Optional	Maximum Fee	Restrictions/ Limitations
Systemic Withdrawal Option	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	None
•Limited to
Participants
who have
terminated
their
employment
with the
Employer;
•Duration of
payments
may not
extend
beyond the
Participant’s
life
expectancy;
•A Participant
may not
elect the
Systemic
Withdrawal
Option if
there is an
outstanding
Loan.

Benefits Available [Table Text Block]
Benefit	Purpose	Whether Benefit Is Standard or Optional	Maximum Fee	Restrictions/ Limitations
Death Benefit
If the participant dies during
the Accumulation Period,
then the type of death benefit
paid depends on whether the
participant died (a) before
age 65, or (b) on or after
age 65. If the participant died
before age 65, a Minimum
Death Benefit is payable to
the Beneficiary, which is
generally the greater of the
greater of (a) the value of the
Participant Account and
(b) 100% of the
Contributions to the
Participant Account less prior
Surrenders and outstanding
Participant loans.
If the participant dies on or
after age 65, then the
Contract pays a death benefit
equal to the Participant
Account Value, less any
outstanding charges and loan
balances.
Standard
1.25% (Either
deducted via
Method 1 (daily
deduction as a
percentage of net
asset value of
each fund) or
Method 2
(quarterly
deduction as a
percentage of the
average daily
assets of Sub-
Accounts during
calendar quarter),
depending on
which method is
selected by your
Employer)

•For
Minimum
Death
Benefit,
value of
Participant
account
measured on
date that all
completed
paperwork
received for
all states
except IL. In
IL, measured
on date Due
Proof of
Death is
received.
•The
deduction of
advisory fees
will reduce
your death
benefit.

Participant Loan	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	Loan set-up fee of $50.00 and annual loan administration fee of $50.00.	•Must be permitted by the Code and the terms of the Plan.
Benefit	Purpose	Whether Benefit Is Standard or Optional	Maximum Fee	Restrictions/ Limitations
Systemic Withdrawal Option	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	None
•Limited to
Participants
who have
terminated
their
employment
with the
Employer;
•Duration of
payments
may not
extend
beyond the
Participant’s
life
expectancy;
•A Participant
may not
elect the
Systemic
Withdrawal
Option if
there is an
outstanding
Loan.

Name of Benefit [Text Block]	Benefit
Purpose of Benefit [Text Block]	Purpose
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	Restrictions/Limitations
Name of Benefit [Text Block]	Benefit
Item 17. Portfolio Companies (N-4) [Text Block]	Appendix A – Underlying Funds The following is a list of the Underlying Funds currently available under the Contract. In the event more than one Underlying Funds were offered under the Contract, the Underlying Funds available to you may vary by Employer. In such an event, you should refer to your retirement plan documents for a list of Underlying Funds available to you. More information about the Underlying Fund is available in the prospectuses for the Fund, which may be amended from time to time and can be found online at https://plan.empower-retirement.com/plancloudws/fundprospectus. You can also request this information at no cost by calling (844) 804-8989 or sending an email request to participantservices@empower.com. The current expenses and performance information below reflect fees and expenses of the Underlying Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. The past performance of a Fund is not necessarily an indication of future performance.
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Value	AB Discovery Value Fund - Class A Adviser: AllianceBernstein L.P. Subadviser: N/A	1.10%	14.77%	10.57%	7.36%
US Fund Large Value	AB Value Fund - Class A Adviser: AllianceBernstein L.P. Subadviser: N/A	0.97%	18.79%	11.37%	6.70%
US Fund Small Growth	Alger Small Cap Growth Institutional Fund - Class I Adviser: Fred Alger Management, LLC Subadviser: N/A	1.38%	14.83%	7.63%	6.72%
US Fund Large Growth	American Funds AMCAP Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.99%	30.59%	11.73%	9.72%
US Fund Moderate Allocation	American Funds American Balanced Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.89%	13.61%	8.55%	7.18%
US Fund Large Value	American Funds American Mutual Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.91%	9.03%	10.36%	8.75%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Allocation	American Funds Capital Income Builder® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.92%	8.62%	6.78%	4.83%
US Fund Foreign Large Growth	American Funds EuroPacific Growth Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	1.12%	15.29%	7.34%	4.22%
US Fund Large Blend	American Funds Fundamental Investors FundSM - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.93%	25.46%	13.13%	10.28%
US Fund Global Large- Stock Growth	American Funds New Perspective Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	1.07%	24.19%	13.16%	9.38%
US Fund Global Small/Mid Stock	American Funds SMALLCAP World Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	1.31%	18.53%	10.24%	7.33%
US Fund Intermediate Core Bond	American Funds The Bond Fund of America® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.89%	4.42%	1.31%	1.65%
US Fund Large Growth	American Funds The Growth Fund of America® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.94%	36.76%	14.53%	11.48%
US Fund Moderately Aggressive Allocation	American Funds The Income Fund of America® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.91%	7.22%	7.71%	6.10%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	American Funds The Investment Company of America® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.91%	28.04%	13.72%	10.22%
US Fund Global Large- Stock Growth	American Funds The New Economy Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	1.06%	28.70%	11.04%	9.01%
US Fund Large Blend	American Funds Washington Mutual Investors Fund - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.92%	16.85%	12.89%	10.22%
US Fund Large Growth	Ave Maria Growth Fund Adviser: Schwartz Investment Counsel Inc Subadviser: N/A	0.91%	30.29%	14.38%	11.12%
US Fund Large Blend	Ave Maria Rising Dividend Fund Adviser: Schwartz Investment Counsel Inc Subadviser: N/A	0.91%	13.19%	12.79%	9.18%
US Fund Mid-Cap Blend	Ave Maria Value Fund Adviser: Schwartz Investment Counsel Inc Subadviser: N/A	0.94%	3.52%	11.55%	6.23%
US Fund Target-Date 2025	BlackRock LifePath® Dynamic 2025 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited; BlackRock (Singapore) Limited	0.84%	12.87%	6.79%	5.23%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2035	BlackRock LifePath® Dynamic 2035 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited; BlackRock (Singapore) Limited	0.84%	17.00%	9.12%	6.62%
US Fund Target-Date 2045	BlackRock LifePath® Dynamic 2045 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited; BlackRock (Singapore) Limited	0.84%	20.72%	10.82%	7.54%
US Fund Target-Date 2050	BlackRock LifePath® Dynamic 2050 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited; BlackRock (Singapore) Limited	0.84%	21.69%	10.93%	7.63%
US Fund Target-Date 2055	BlackRock LifePath® Dynamic 2055 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited; BlackRock (Singapore) Limited	0.84%	21.77%	11.13%	7.70%
US Insurance Large Blend	BlackRock S&P 500 Index V.I. Fund - Class III Shares Adviser: BlackRock Advisors LLC Subadviser: N/A	0.39%	25.90%	15.26%	11.52%
US Fund Intermediate Core Bond	BNY Mellon Bond Market Index Fund - Investor Class* Adviser: BNY Mellon Investment Adviser, Inc Subadviser: N/A	0.40%	5.14%	0.65%	1.36%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Blend	BNY Mellon Midcap Index Fund, Inc. - Investor Shares* (Closed to Contracts issued on or about 6/1/2014) Adviser: BNY Mellon Investment Adviser, Inc Subadviser: N/A	0.50%	15.89%	12.06%	8.76%
US Fund Large Blend	BNY Mellon S&P 500 Index Fund* Adviser: BNY Mellon Investment Adviser, Inc Subadviser: N/A	0.50%	25.68%	15.11%	11.48%
US Fund Small Blend	BNY Mellon Smallcap Stock Index Fund - Investor Shares* Adviser: BNY Mellon Investment Adviser, Inc Subadviser: N/A	0.50%	15.51%	10.54%	8.16%
US Fund Global Large- Stock Growth	Calamos Global Equity Fund - Class A* Adviser: Calamos Advisors LLC Subadviser: N/A	1.40%	24.28%	14.24%	8.74%
US Fund Foreign Large Growth	Calamos International Growth Fund - Class A* Adviser: Calamos Advisors LLC Subadviser: N/A	1.20%	15.05%	9.74%	4.67%
US Fund Corporate Bond	Calvert Income Fund - Class A Adviser: Calvert Research and Management Subadviser: N/A	0.93%	8.54%	2.97%	2.69%
US Fund Large Blend	ClearBridge Growth Fund - Class FI (Formerly Clearbridge Aggressive Growth Fund - Class FI) Adviser: Franklin Templeton Fund Adviser, LLC Subadviser: ClearBridge Investments, LLC	1.07%	23.78%	8.05%	6.02%
US Fund Small Growth	ClearBridge Small Cap Growth Fund - Class FI Adviser: Franklin Templeton Fund Adviser, LLC Subadviser: ClearBridge Investments, LLC	1.24%	8.60%	9.19%	7.71%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	ClearBridge Value Trust - Class FI* Adviser: Franklin Templeton Fund Adviser, LLC Subadviser: ClearBridge Investments, LLC	1.15%	19.21%	15.01%	9.44%
US Fund Large Value	Columbia Large Cap Value Fund - Advisor Class* (Closed to Contracts issued on or about 12/31/2010) Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	0.72%	9.85%	12.20%	8.83%
US Fund Mid-Cap Value	Columbia Select Mid Cap Value Fund - Advisor Class* (Effective 7/20/2020,the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	0.88%	10.50%	13.29%	8.42%
US Fund Mid-Cap Value	Columbia Select Mid Cap Value Fund - Class A* Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	1.13%	10.25%	12.99%	8.14%
US Fund Small Value	Columbia Select Small Cap Value Fund - Advisor Class* Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	1.01%	12.64%	10.45%	6.33%
US Fund Technology	Columbia Seligman Global Technology Fund - Class A* Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	1.27%	45.15%	25.49%	19.80%
US Fund Large Blend	Davis Opportunity Fund - Class A Adviser: Davis Selected Advisers LP Subadviser: Davis Selected Advisers (New York) Inc	0.93%	22.12%	13.16%	9.87%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core-Plus Bond	Delaware Diversified Income Fund - Class A* Adviser: Delaware Management Company Subadviser: Macquarie Investment Management Global Limited; Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited	0.70%	6.40%	2.06%	2.06%
US Fund Long-Term Bond	Delaware Extended Duration Bond Fund - Class A* (Closed to Contracts issued on or about 6/1/2014) Adviser: Delaware Management Company Subadviser: Macquarie Investment Management Global Limited; Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited	0.82%	9.36%	2.22%	3.12%
US Fund Technology	Delaware Ivy Science & Technology Fund - Class Y Adviser: Delaware Management Company Subadviser: Macquarie Investment Management Global Limited	1.24%	40.63%	17.53%	11.26%
US Fund Mid-Cap Blend	Eaton Vance Atlanta Capital SMID-Cap Fund - Class A Adviser: Eaton Vance Management Subadviser: Atlanta Capital Management Company,LLC	1.14%	13.72%	13.41%	10.88%
US Fund Small Value	Federated Hermes Clover Small Value Fund - Class A* Adviser: Federated Equity Mgmt Co. Of Penn Subadviser: N/A	1.14%	10.42%	11.36%	6.67%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	Federated Hermes Equity Income Fund, Inc. - Class A* Adviser: Federated Equity Mgmt Co. Of Penn Subadviser: N/A	1.12%	9.05%	9.38%	6.02%
US Fund Intermediate Government	Federated Hermes Fund for U.S. Government Securities - Class A* Adviser: Federated Investment Management Company Subadviser: N/A	0.97%	4.20%	-0.31%	0.72%
US Fund Global Allocation	Federated Hermes Global Allocation Fund - Class A* Adviser: Federated Global Investment Management Corp;Federated Investment Management Company; Subadviser: N/A	1.15%	11.23%	6.26%	4.02%
US Fund Foreign Large Blend	Federated Hermes International Leaders Fund - Class A* Adviser: Federated Global Investment Management Corp Subadviser: N/A	1.09%	16.99%	10.27%	4.12%
US Fund Mid-Cap Growth	Federated Hermes Kaufmann Fund - Class R* Adviser: Federated Equity Management Company Of Pennsylvania Subadviser: Federated Global Investment Management Corp	1.97%	14.87%	6.99%	8.26%
US Fund Mid-Cap Growth	Federated Hermes MDT Mid Cap Growth Fund - Class A* Adviser: Federated MDTA LLC Subadviser: N/A	1.15%	27.05%	15.26%	11.26%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund High Yield Bond	Federated Hermes Sustainable High Yield Bond Fund - Class A* Adviser: Federated Investment Management Company Subadviser: Hermes Investment Management Ltd	0.90%	12.42%	4.69%	3.91%
US Fund Intermediate Core-Plus Bond	Federated Hermes Total Return Bond Fund - Class A* Adviser: Federated Investment Management Company Subadviser: N/A	0.94%	4.59%	1.53%	1.83%
US Fund Large Blend	Fidelity Advisor® Leveraged Company Stock Fund - Class M Adviser: Fidelity Management & Research Company LLC Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	1.27%	25.49%	14.73%	7.67%
US Fund Large Growth	Fidelity Advisor® Stock Selector All Cap Fund - Class M Adviser: Fidelity Management & Research Company LLC Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	0.98%	26.31%	7.02%	10.59%
US Fund Moderately Conservative Allocation	Franklin Conservative Allocation Fund - Class A Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.84%	18.46%	10.06%	7.39%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Moderately Aggressive Allocation	Franklin Growth Allocation Fund - Class A Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.85%	11.11%	8.40%	6.16%
US Fund High Yield Bond	Franklin High Income Fund - Class A1* Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.76%	9.75%	4.91%	3.40%
US Fund Moderate Allocation	Franklin Income Fund - Class A1* Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.61%	4.48%	6.91%	4.82%
US Fund Moderate Allocation	Franklin Moderate Allocation Fund - Class A Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.84%	8.10%	6.08%	4.65%
US Fund Global Large- Stock Value	Franklin Mutual Beacon Fund - Class A Adviser: Franklin Mutual Advisers, LLC Subadviser: N/A	1.02%	8.82%	7.40%	5.93%
US Fund Global Large- Stock Value	Franklin Mutual Global Discovery Fund - Class A* Adviser: Franklin Mutual Advisers, LLC Subadviser: N/A	1.21%	20.27%	10.11%	6.04%
US Fund Multisector Bond	Franklin Strategic Income Fund - Class A* Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.93%	20.19%	12.48%	8.66%
US Fund Intermediate Government	Franklin U.S. Government Securities Fund - Class A1* Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.75%	4.37%	0.00%	0.69%
US Fund Moderate Allocation	George Putnam Balanced Fund - Class A Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited	0.96%	19.92%	10.47%	8.01%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core Bond	Goldman Sachs Core Fixed Income Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	0.72%	5.99%	1.26%	1.65%
US Fund Large Value	Goldman Sachs Equity Income Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	0.99%	8.13%	10.23%	7.50%
US Fund Intermediate Government	Goldman Sachs Government Income Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	0.82%	4.28%	-0.07%	0.71%
US Fund High Yield Bond	Goldman Sachs High Yield Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	0.98%	12.10%	4.21%	3.18%
US Fund Moderately Conservative Allocation	Goldman Sachs Income Builder Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	0.81%	10.43%	7.61%	4.92%
US Fund Foreign Large Blend	Goldman Sachs International Equity ESG Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.18%	15.46%	11.64%	4.78%
US Fund Large Blend	Goldman Sachs Large Cap Core Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.01%	26.49%	15.45%	11.99%
US Fund Large Value	Goldman Sachs Large Cap Value Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.01%	12.74%	11.20%	7.28%
US Fund Mid-Cap Growth	Goldman Sachs Mid Cap Growth Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.16%	18.82%	13.46%	9.11%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Blend	Goldman Sachs Mid Cap Value Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.18%	11.45%	13.11%	7.77%
US Fund Small Blend	Goldman Sachs Small Cap Value Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.25%	11.03%	8.25%	5.94%
US Fund Large Growth	Goldman Sachs Strategic Growth Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.03%	41.66%	17.19%	12.84%
US Fund Large Blend	Goldman Sachs U.S. Equity Insights Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	0.92%	23.11%	13.55%	10.60%
US Fund Moderate Allocation	Hartford Balanced HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.91%	14.50%	9.99%	7.34%
US Fund Large Blend	Hartford Capital Appreciation Fund - Class R5 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company	0.81%	19.25%	12.41%	9.05%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Moderately Conservative Allocation	Hartford Conservative Allocation Fund - Class R5 (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: N/A	0.84%	10.03%	4.61%	3.07%
US Fund Large Blend	Hartford Disciplined Equity HLS Fund - Class IB (Closed to Contracts issued on or about 6/13/2008) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.84%	20.95%	14.03%	11.56%
US Fund Large Value	Hartford Dividend and Growth HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.90%	13.89%	13.44%	10.31%
US Fund Moderately Aggressive Allocation	Hartford Growth Allocation Fund - Class R5 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Whitefoord LLP	0.77%	15.38%	8.87%	5.80%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund High Yield Bond	Hartford High Yield Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company	0.97%	12.58%	5.05%	3.88%
US Fund Foreign Large Blend	Hartford International Opportunities HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.01%	11.45%	8.20%	3.98%
US Fund Moderate Allocation	Hartford Moderate Allocation Fund - Class R5 (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: N/A	0.77%	12.91%	6.87%	4.55%
US Fund Small Growth	Hartford Small Company HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.05%	16.46%	11.51%	7.53%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	Hartford Stock HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.76%	7.45%	13.15%	10.41%
US Fund Intermediate Core-Plus Bond	Hartford Total Return Bond Fund - Class R5 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company	0.44%	6.90%	1.88%	2.23%
US Fund Intermediate Core-Plus Bond	Hartford Total Return Bond HLS Fund - Class IB (Closed to Contracts issued on or about 6/1/2010) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.75%	6.69%	1.59%	2.07%
US Fund Large Growth	Invesco American Franchise Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.99%	40.91%	16.07%	11.56%
US Fund Large Value	Invesco Comstock Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.82%	12.24%	13.41%	8.90%
US Fund Mid-Cap Growth	Invesco Discovery Mid Cap Growth Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.04%	12.96%	12.49%	9.41%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	Invesco Dividend Income Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.93%	7.02%	8.80%	7.88%
US Fund Moderately Aggressive Allocation	Invesco Equity and Income Fund - Class A* Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.78%	9.99%	9.61%	6.84%
US Fund Global Large- Stock Blend	Invesco Global Core Equity Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: Invesco Asset Management Ltd	1.23%	21.79%	8.98%	5.35%
US Fund Global Bond	Invesco Global Strategic Income Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.05%	8.65%	1.20%	1.37%
US Fund Large Value	Invesco Growth and Income Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.79%	12.56%	11.79%	8.23%
US Fund Global Bond	Invesco International Bond Fund - Class A* Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.05%	8.25%	0.03%	0.69%
US Fund Foreign Large Growth	Invesco International Diversified Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.27%	15.43%	6.11%	3.74%
US Fund Large Blend	Invesco Main Street Fund® - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.80%	23.07%	13.60%	9.95%
US Fund Mid-Cap Blend	Invesco Main Street Mid Cap Fund® - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.06%	14.48%	11.71%	7.54%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Government	Invesco Quality Income Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.85%	5.25%	0.23%	1.30%
US Fund Real Estate	Invesco Real Estate Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: Invesco Asset Management Ltd	1.24%	8.75%	5.62%	6.37%
US Fund Large Blend	Invesco Rising Dividends Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.99%	17.60%	13.82%	9.16%
US Fund Small Growth	Invesco Small Cap Growth Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.16%	12.66%	8.73%	7.35%
US Fund Mid-Cap Growth	Janus Henderson Enterprise Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	1.16%	17.51%	13.16%	11.48%
US Fund Large Growth	JPMorgan Large Cap Growth Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.94%	34.28%	20.59%	15.11%
US Fund Large Growth	LKCM Aquinas Catholic Equity Fund* Adviser: Luther King Capital Management Corporation Subadviser: N/A	1.00%	14.07%	13.78%	8.72%
US Fund Large Value	Lord Abbett Affiliated Fund, Inc. - Class P Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.92%	10.00%	9.27%	7.69%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Multisector Bond	Lord Abbett Bond- Debenture Fund, Inc. - Class P Adviser: Lord, Abbett & Co LLC Subadviser: N/A	1.03%	6.40%	3.07%	3.45%
US Fund Small Growth	Lord Abbett Developing Growth Fund - Class P Adviser: Lord, Abbett & Co LLC Subadviser: N/A	1.12%	8.07%	9.05%	6.70%
US Fund Large Blend	Lord Abbett Dividend Growth Fund - Class P Adviser: Lord, Abbett & Co LLC Subadviser: N/A	1.12%	15.68%	13.04%	9.97%
US Fund Large Value	Lord Abbett Fundamental Equity Fund - Class P Adviser: Lord, Abbett & Co LLC Subadviser: N/A	1.16%	12.65%	10.69%	7.37%
US Fund Mid-Cap Growth	Lord Abbett Growth Opportunities Fund - Class P Adviser: Lord, Abbett & Co LLC Subadviser: N/A	1.16%	10.26%	8.83%	7.03%
US Fund Intermediate Core-Plus Bond	Lord Abbett Total Return Fund - Class P Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.90%	5.65%	0.96%	1.57%
US Fund Mid-Cap Blend	Lord Abbett Value Opportunities Fund - Class P Adviser: Lord, Abbett & Co LLC Subadviser: N/A	1.36%	15.73%	10.45%	6.85%
US Fund Target-Date 2020	MassMutual RetireSMART by JPMorgan 2020 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.92%	10.94%	5.29%	4.16%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2025	MassMutual RetireSMART by JPMorgan 2025 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.92%	12.23%	6.51%	4.92%
US Fund Target-Date 2030	MassMutual RetireSMART by JPMorgan 2030 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.96%	13.89%	7.55%	5.47%
US Fund Target-Date 2035	MassMutual RetireSMART by JPMorgan 2035 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.99%	16.21%	8.58%	5.98%
US Fund Target-Date 2040	MassMutual RetireSMART by JPMorgan 2040 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.99%	17.56%	9.44%	6.36%
US Fund Target-Date 2045	MassMutual RetireSMART by JPMorgan 2045 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.98%	18.48%	10.10%	6.68%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2050	MassMutual RetireSMART by JPMorgan 2050 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.98%	18.84%	10.13%	6.84%
US Fund Target-Date 2055	MassMutual RetireSMART by JPMorgan 2055 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.97%	18.88%	10.15%	6.88%
US Fund Target-Date 2060	MassMutual RetireSMART by JPMorgan 2060 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.97%	18.75%	10.14%	8.14%
US Fund Target-Date Retirement	MassMutual RetireSMART by JPMorgan in Retirement Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.94%	10.94%	4.92%	3.46%
US Fund Target-Date 2000-2010	MassMutual Select T. Rowe Price Retirement 2005 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.99%	11.26%	5.43%	3.98%
US Fund Target-Date 2000-2010	MassMutual Select T. Rowe Price Retirement 2010 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.99%	11.83%	5.90%	4.29%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2015	MassMutual Select T. Rowe Price Retirement 2015 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.01%	12.37%	6.43%	4.59%
US Fund Target-Date 2020	MassMutual Select T. Rowe Price Retirement 2020 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.03%	12.94%	7.07%	4.92%
US Fund Target-Date 2025	MassMutual Select T. Rowe Price Retirement 2025 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.05%	13.92%	7.85%	5.37%
US Fund Target-Date 2030	MassMutual Select T. Rowe Price Retirement 2030 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.08%	15.70%	8.65%	5.87%
US Fund Target-Date 2035	MassMutual Select T. Rowe Price Retirement 2035 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.09%	17.56%	9.46%	6.38%
US Fund Target-Date 2040	MassMutual Select T. Rowe Price Retirement 2040 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.10%	18.99%	10.12%	6.81%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2045	MassMutual Select T. Rowe Price Retirement 2045 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.12%	19.90%	10.58%	7.12%
US Fund Target-Date 2050	MassMutual Select T. Rowe Price Retirement 2050 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.13%	20.18%	10.64%	7.17%
US Fund Target-Date 2055	MassMutual Select T. Rowe Price Retirement 2055 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.14%	20.25%	10.62%	7.15%
US Fund Target-Date 2060	MassMutual Select T. Rowe Price Retirement 2060 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.14%	20.23%	10.62%	7.15%
US Fund Moderately Conservative Allocation	MassMutual Select T. Rowe Price Retirement Balanced Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.99%	10.73%	5.60%	4.09%
US Fund Intermediate Government	MFS® Government Securities Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.76%	3.95%	0.11%	0.81%
US Fund Foreign Large Blend	MFS® Research International Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	1.04%	13.10%	8.45%	4.04%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	MFS® Value Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.79%	7.92%	11.24%	8.41%
US Fund Global Large- Stock Growth	MSIF Global Opportunity Portfolio - Class A Adviser: Morgan Stanley Investment Management, Inc. Subadviser: N/A	1.24%	49.29%	12.72%	12.65%
US Fund Large Blend	Neuberger Berman Sustainable Equity Fund - Class A Adviser: Neuberger Berman Investment Advisers LLC Subadviser: N/A	1.06%	26.53%	13.64%	9.77%
US Fund Large Blend	Nuveen Dividend Growth Fund - Class A Adviser: Nuveen Fund Advisors, LLC. Subadviser: Nuveen Asset Management, LLC	0.92%	14.79%	13.61%	10.20%
US Fund Natural Resources	PGIM Jennison Natural Resources Fund, Inc. - Class A Adviser: PGIM Investments LLC Subadviser: Jennison Associates LLC	1.27%	-2.18%	14.95%	1.43%
US Fund Intermediate Core-Plus Bond	PIMCO Total Return ESG Fund - Admin Class Adviser: Pacific Investment Management Company, LLC Subadviser: N/A	0.86%	5.53%	0.70%	1.37%
US Fund Large Growth	Pioneer Fundamental Growth Fund - Class A Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.02%	32.48%	17.38%	13.00%
US Fund Global Large- Stock Value	Pioneer Global Sustainable Equity Fund - Class A* Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.15%	16.24%	13.70%	8.49%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Value	Pioneer Mid Cap Value Fund - Class A Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.19%	12.16%	12.46%	7.35%
US Fund Mid-Cap Growth	Pioneer Select Mid Cap Growth Fund - Class A (Closed to Contracts issued on or about 9/1/2009) Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.03%	18.06%	10.46%	8.58%
US Fund Multisector Bond	Pioneer Strategic Income Fund - Class A Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.11%	7.76%	2.61%	2.67%
US Fund Large Blend	Putnam Core Equity Fund - Class A Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited	0.99%	27.68%	16.74%	11.87%
US Fund High Yield Bond	Putnam High Yield Fund - Class A Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited	1.05%	11.94%	4.47%	3.59%
US Fund Foreign Small/Mid Blend	Putnam International Capital Opportunities Fund - Class A Adviser: Putnam Investment Management, LLC Subadviser: The Putnam Advisory Company, LLC; Putnam Investments Limited	1.58%	15.22%	8.38%	3.75%
US Fund Foreign Large Blend	Putnam International Equity Fund - Class A Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited; The Putnam Advisory Company LLC	1.26%	18.62%	9.03%	3.61%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	Putnam Large Cap Growth Fund - Class A Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited	0.90%	44.23%	18.37%	14.28%
US Fund Large Value	Putnam Large Cap Value Fund - Class A Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited	0.90%	15.40%	14.30%	10.12%
US Fund Large Blend	Putnam Research Fund - Class A Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limite; The Putnam Advisory Company LLC	1.04%	28.83%	16.09%	11.88%
US Fund Large Growth	Putnam Sustainable Leaders Fund - Class A Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited	0.92%	26.25%	15.97%	12.54%
US Fund Large Value	T. Rowe Price Equity Income Fund - Class R Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.23%	9.06%	10.69%	7.38%
US Fund Large Growth	T. Rowe Price Growth Stock Fund - Class R Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.18%	44.52%	12.74%	11.13%
US Fund Target-Date 2000-2010	T. Rowe Price Retirement 2010 Fund - R Class Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	0.99%	11.85%	5.91%	4.56%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2015	T. Rowe Price Retirement 2015 Fund - R Class (Closed to Contracts issued on or about 5/2/2016) Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.00%	12.34%	6.48%	5.01%
US Fund Target-Date 2020	T. Rowe Price Retirement 2020 Fund - R Class Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.03%	12.92%	7.11%	5.52%
US Fund Target-Date 2025	T. Rowe Price Retirement 2025 Fund - R Class (Closed to Contracts issued on or about 5/2/2016) Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.04%	13.97%	7.90%	6.05%
US Fund Target-Date 2030	T. Rowe Price Retirement 2030 Fund - R Class Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.07%	15.72%	8.70%	6.59%
US Fund Target-Date 2035	T. Rowe Price Retirement 2035 Fund - R Class (Closed to Contracts issued on or about 5/2/2016) Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.09%	17.58%	9.50%	7.05%
US Fund Target-Date 2040	T. Rowe Price Retirement 2040 Fund - R Class Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.10%	18.95%	10.14%	7.42%
US Fund Target-Date 2045	T. Rowe Price Retirement 2045 Fund - R Class (Closed to Contracts issued on or about 5/2/2016) Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.12%	19.89%	10.62%	7.67%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2050	T. Rowe Price Retirement 2050 Fund - R Class Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.13%	20.11%	10.68%	7.71%
US Fund Target-Date 2055	T. Rowe Price Retirement 2055 Fund - R Class (Closed to Contracts issued on or about 5/2/2016) Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.14%	20.14%	10.64%	7.67%
US Fund Target-Date 2060	T. Rowe Price Retirement 2060 Fund - R Class (Closed to Contracts issued on or about 5/2/2016) Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.14%	20.22%	10.65%	8.13%
US Fund Moderately Conservative Allocation	T. Rowe Price Retirement Balanced Fund - R Class Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	0.99%	10.86%	5.64%	4.16%
US Fund Foreign Large Value	Templeton Foreign Fund - Class A* Adviser: Templeton Global Advisors Limited Subadviser: N/A	1.10%	19.95%	6.34%	2.27%
US Fund Global Bond	Templeton Global Bond Fund - Class A* Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.97%	2.43%	-2.57%	-0.62%
US Fund Global Large- Stock Blend	Templeton Growth Fund, Inc. - Class A Adviser: Templeton Global Advisors Limited Subadviser: Templeton Asset Management Ltd.	1.04%	20.98%	6.40%	3.22%
US Fund Intermediate Core Bond	TIAA-CREF Bond Index Fund - Retirement Class Adviser: Teachers Advisors LLC Subadviser: N/A	0.32%	5.48%	0.72%	1.44%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	TIAA-CREF Equity Index Fund - Retirement Class Adviser: Teachers Advisors LLC Subadviser: N/A	0.30%	25.59%	14.84%	11.17%
US Fund Large Growth	TIAA-CREF Large-Cap Growth Index Fund - Retirement Class Adviser: Teachers Advisors LLC Subadviser: N/A	0.30%	42.29%	19.14%	14.51%
US Fund Large Value	TIAA-CREF Large-Cap Value Index Fund - Retirement Class Adviser: Teachers Advisors LLC Subadviser: N/A	0.30%	11.15%	10.61%	8.09%
US Fund Mid-Cap Blend	Timothy Plan Large/Mid- Cap Value Fund - Class A* Adviser: Timothy Partners Ltd Subadviser: Westwood Management Corp	1.34%	13.20%	12.70%	8.67%
US Fund Small Value	Victory Sycamore Small Company Opportunity Fund - Class A Adviser: Victory Capital Management Inc. Subadviser: N/A	1.25%	11.05%	11.30%	9.09%
US Fund Large Value	Virtus NFJ Dividend Value Fund - Class A Adviser: Virtus Investment Advisers, Inc. Subadviser: NFJ Investment Group LLC - Dallas	1.04%	19.14%	9.94%	6.85%
US Fund Small Value	Virtus NFJ Small-Cap Value Fund - Class A* Adviser: Virtus Investment Advisers, Inc. Subadviser: NFJ Investment Group LLC - Dallas	1.17%	23.00%	8.70%	4.40%
*Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.HV-5776
Prospectuses Available [Text Block]	The following is a list of the Underlying Funds currently available under the Contract. In the event more than one Underlying Funds were offered under the Contract, the Underlying Funds available to you may vary by Employer. In such an event, you should refer to your retirement plan documents for a list of Underlying Funds available to you. More information about the Underlying Fund is available in the prospectuses for the Fund, which may be amended from time to time and can be found online at https://plan.empower-retirement.com/plancloudws/fundprospectus. You can also request this information at no cost by calling (844) 804-8989 or sending an email request to participantservices@empower.com. The current expenses and performance information below reflect fees and expenses of the Underlying Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. The past performance of a Fund is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Value	AB Discovery Value Fund - Class A Adviser: AllianceBernstein L.P. Subadviser: N/A	1.10%	14.77%	10.57%	7.36%
US Fund Large Value	AB Value Fund - Class A Adviser: AllianceBernstein L.P. Subadviser: N/A	0.97%	18.79%	11.37%	6.70%
US Fund Small Growth	Alger Small Cap Growth Institutional Fund - Class I Adviser: Fred Alger Management, LLC Subadviser: N/A	1.38%	14.83%	7.63%	6.72%
US Fund Large Growth	American Funds AMCAP Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.99%	30.59%	11.73%	9.72%
US Fund Moderate Allocation	American Funds American Balanced Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.89%	13.61%	8.55%	7.18%
US Fund Large Value	American Funds American Mutual Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.91%	9.03%	10.36%	8.75%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Allocation	American Funds Capital Income Builder® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.92%	8.62%	6.78%	4.83%
US Fund Foreign Large Growth	American Funds EuroPacific Growth Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	1.12%	15.29%	7.34%	4.22%
US Fund Large Blend	American Funds Fundamental Investors FundSM - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.93%	25.46%	13.13%	10.28%
US Fund Global Large- Stock Growth	American Funds New Perspective Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	1.07%	24.19%	13.16%	9.38%
US Fund Global Small/Mid Stock	American Funds SMALLCAP World Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	1.31%	18.53%	10.24%	7.33%
US Fund Intermediate Core Bond	American Funds The Bond Fund of America® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.89%	4.42%	1.31%	1.65%
US Fund Large Growth	American Funds The Growth Fund of America® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.94%	36.76%	14.53%	11.48%
US Fund Moderately Aggressive Allocation	American Funds The Income Fund of America® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.91%	7.22%	7.71%	6.10%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	American Funds The Investment Company of America® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.91%	28.04%	13.72%	10.22%
US Fund Global Large- Stock Growth	American Funds The New Economy Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	1.06%	28.70%	11.04%	9.01%
US Fund Large Blend	American Funds Washington Mutual Investors Fund - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.92%	16.85%	12.89%	10.22%
US Fund Large Growth	Ave Maria Growth Fund Adviser: Schwartz Investment Counsel Inc Subadviser: N/A	0.91%	30.29%	14.38%	11.12%
US Fund Large Blend	Ave Maria Rising Dividend Fund Adviser: Schwartz Investment Counsel Inc Subadviser: N/A	0.91%	13.19%	12.79%	9.18%
US Fund Mid-Cap Blend	Ave Maria Value Fund Adviser: Schwartz Investment Counsel Inc Subadviser: N/A	0.94%	3.52%	11.55%	6.23%
US Fund Target-Date 2025	BlackRock LifePath® Dynamic 2025 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited; BlackRock (Singapore) Limited	0.84%	12.87%	6.79%	5.23%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2035	BlackRock LifePath® Dynamic 2035 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited; BlackRock (Singapore) Limited	0.84%	17.00%	9.12%	6.62%
US Fund Target-Date 2045	BlackRock LifePath® Dynamic 2045 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited; BlackRock (Singapore) Limited	0.84%	20.72%	10.82%	7.54%
US Fund Target-Date 2050	BlackRock LifePath® Dynamic 2050 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited; BlackRock (Singapore) Limited	0.84%	21.69%	10.93%	7.63%
US Fund Target-Date 2055	BlackRock LifePath® Dynamic 2055 Fund - Investor A Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited; BlackRock (Singapore) Limited	0.84%	21.77%	11.13%	7.70%
US Insurance Large Blend	BlackRock S&P 500 Index V.I. Fund - Class III Shares Adviser: BlackRock Advisors LLC Subadviser: N/A	0.39%	25.90%	15.26%	11.52%
US Fund Intermediate Core Bond	BNY Mellon Bond Market Index Fund - Investor Class* Adviser: BNY Mellon Investment Adviser, Inc Subadviser: N/A	0.40%	5.14%	0.65%	1.36%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Blend	BNY Mellon Midcap Index Fund, Inc. - Investor Shares* (Closed to Contracts issued on or about 6/1/2014) Adviser: BNY Mellon Investment Adviser, Inc Subadviser: N/A	0.50%	15.89%	12.06%	8.76%
US Fund Large Blend	BNY Mellon S&P 500 Index Fund* Adviser: BNY Mellon Investment Adviser, Inc Subadviser: N/A	0.50%	25.68%	15.11%	11.48%
US Fund Small Blend	BNY Mellon Smallcap Stock Index Fund - Investor Shares* Adviser: BNY Mellon Investment Adviser, Inc Subadviser: N/A	0.50%	15.51%	10.54%	8.16%
US Fund Global Large- Stock Growth	Calamos Global Equity Fund - Class A* Adviser: Calamos Advisors LLC Subadviser: N/A	1.40%	24.28%	14.24%	8.74%
US Fund Foreign Large Growth	Calamos International Growth Fund - Class A* Adviser: Calamos Advisors LLC Subadviser: N/A	1.20%	15.05%	9.74%	4.67%
US Fund Corporate Bond	Calvert Income Fund - Class A Adviser: Calvert Research and Management Subadviser: N/A	0.93%	8.54%	2.97%	2.69%
US Fund Large Blend	ClearBridge Growth Fund - Class FI (Formerly Clearbridge Aggressive Growth Fund - Class FI) Adviser: Franklin Templeton Fund Adviser, LLC Subadviser: ClearBridge Investments, LLC	1.07%	23.78%	8.05%	6.02%
US Fund Small Growth	ClearBridge Small Cap Growth Fund - Class FI Adviser: Franklin Templeton Fund Adviser, LLC Subadviser: ClearBridge Investments, LLC	1.24%	8.60%	9.19%	7.71%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	ClearBridge Value Trust - Class FI* Adviser: Franklin Templeton Fund Adviser, LLC Subadviser: ClearBridge Investments, LLC	1.15%	19.21%	15.01%	9.44%
US Fund Large Value	Columbia Large Cap Value Fund - Advisor Class* (Closed to Contracts issued on or about 12/31/2010) Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	0.72%	9.85%	12.20%	8.83%
US Fund Mid-Cap Value	Columbia Select Mid Cap Value Fund - Advisor Class* (Effective 7/20/2020,the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	0.88%	10.50%	13.29%	8.42%
US Fund Mid-Cap Value	Columbia Select Mid Cap Value Fund - Class A* Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	1.13%	10.25%	12.99%	8.14%
US Fund Small Value	Columbia Select Small Cap Value Fund - Advisor Class* Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	1.01%	12.64%	10.45%	6.33%
US Fund Technology	Columbia Seligman Global Technology Fund - Class A* Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	1.27%	45.15%	25.49%	19.80%
US Fund Large Blend	Davis Opportunity Fund - Class A Adviser: Davis Selected Advisers LP Subadviser: Davis Selected Advisers (New York) Inc	0.93%	22.12%	13.16%	9.87%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core-Plus Bond	Delaware Diversified Income Fund - Class A* Adviser: Delaware Management Company Subadviser: Macquarie Investment Management Global Limited; Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited	0.70%	6.40%	2.06%	2.06%
US Fund Long-Term Bond	Delaware Extended Duration Bond Fund - Class A* (Closed to Contracts issued on or about 6/1/2014) Adviser: Delaware Management Company Subadviser: Macquarie Investment Management Global Limited; Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited	0.82%	9.36%	2.22%	3.12%
US Fund Technology	Delaware Ivy Science & Technology Fund - Class Y Adviser: Delaware Management Company Subadviser: Macquarie Investment Management Global Limited	1.24%	40.63%	17.53%	11.26%
US Fund Mid-Cap Blend	Eaton Vance Atlanta Capital SMID-Cap Fund - Class A Adviser: Eaton Vance Management Subadviser: Atlanta Capital Management Company,LLC	1.14%	13.72%	13.41%	10.88%
US Fund Small Value	Federated Hermes Clover Small Value Fund - Class A* Adviser: Federated Equity Mgmt Co. Of Penn Subadviser: N/A	1.14%	10.42%	11.36%	6.67%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	Federated Hermes Equity Income Fund, Inc. - Class A* Adviser: Federated Equity Mgmt Co. Of Penn Subadviser: N/A	1.12%	9.05%	9.38%	6.02%
US Fund Intermediate Government	Federated Hermes Fund for U.S. Government Securities - Class A* Adviser: Federated Investment Management Company Subadviser: N/A	0.97%	4.20%	-0.31%	0.72%
US Fund Global Allocation	Federated Hermes Global Allocation Fund - Class A* Adviser: Federated Global Investment Management Corp;Federated Investment Management Company; Subadviser: N/A	1.15%	11.23%	6.26%	4.02%
US Fund Foreign Large Blend	Federated Hermes International Leaders Fund - Class A* Adviser: Federated Global Investment Management Corp Subadviser: N/A	1.09%	16.99%	10.27%	4.12%
US Fund Mid-Cap Growth	Federated Hermes Kaufmann Fund - Class R* Adviser: Federated Equity Management Company Of Pennsylvania Subadviser: Federated Global Investment Management Corp	1.97%	14.87%	6.99%	8.26%
US Fund Mid-Cap Growth	Federated Hermes MDT Mid Cap Growth Fund - Class A* Adviser: Federated MDTA LLC Subadviser: N/A	1.15%	27.05%	15.26%	11.26%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund High Yield Bond	Federated Hermes Sustainable High Yield Bond Fund - Class A* Adviser: Federated Investment Management Company Subadviser: Hermes Investment Management Ltd	0.90%	12.42%	4.69%	3.91%
US Fund Intermediate Core-Plus Bond	Federated Hermes Total Return Bond Fund - Class A* Adviser: Federated Investment Management Company Subadviser: N/A	0.94%	4.59%	1.53%	1.83%
US Fund Large Blend	Fidelity Advisor® Leveraged Company Stock Fund - Class M Adviser: Fidelity Management & Research Company LLC Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	1.27%	25.49%	14.73%	7.67%
US Fund Large Growth	Fidelity Advisor® Stock Selector All Cap Fund - Class M Adviser: Fidelity Management & Research Company LLC Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	0.98%	26.31%	7.02%	10.59%
US Fund Moderately Conservative Allocation	Franklin Conservative Allocation Fund - Class A Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.84%	18.46%	10.06%	7.39%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Moderately Aggressive Allocation	Franklin Growth Allocation Fund - Class A Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.85%	11.11%	8.40%	6.16%
US Fund High Yield Bond	Franklin High Income Fund - Class A1* Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.76%	9.75%	4.91%	3.40%
US Fund Moderate Allocation	Franklin Income Fund - Class A1* Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.61%	4.48%	6.91%	4.82%
US Fund Moderate Allocation	Franklin Moderate Allocation Fund - Class A Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.84%	8.10%	6.08%	4.65%
US Fund Global Large- Stock Value	Franklin Mutual Beacon Fund - Class A Adviser: Franklin Mutual Advisers, LLC Subadviser: N/A	1.02%	8.82%	7.40%	5.93%
US Fund Global Large- Stock Value	Franklin Mutual Global Discovery Fund - Class A* Adviser: Franklin Mutual Advisers, LLC Subadviser: N/A	1.21%	20.27%	10.11%	6.04%
US Fund Multisector Bond	Franklin Strategic Income Fund - Class A* Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.93%	20.19%	12.48%	8.66%
US Fund Intermediate Government	Franklin U.S. Government Securities Fund - Class A1* Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.75%	4.37%	0.00%	0.69%
US Fund Moderate Allocation	George Putnam Balanced Fund - Class A Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited	0.96%	19.92%	10.47%	8.01%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core Bond	Goldman Sachs Core Fixed Income Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	0.72%	5.99%	1.26%	1.65%
US Fund Large Value	Goldman Sachs Equity Income Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	0.99%	8.13%	10.23%	7.50%
US Fund Intermediate Government	Goldman Sachs Government Income Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	0.82%	4.28%	-0.07%	0.71%
US Fund High Yield Bond	Goldman Sachs High Yield Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	0.98%	12.10%	4.21%	3.18%
US Fund Moderately Conservative Allocation	Goldman Sachs Income Builder Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	0.81%	10.43%	7.61%	4.92%
US Fund Foreign Large Blend	Goldman Sachs International Equity ESG Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.18%	15.46%	11.64%	4.78%
US Fund Large Blend	Goldman Sachs Large Cap Core Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.01%	26.49%	15.45%	11.99%
US Fund Large Value	Goldman Sachs Large Cap Value Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.01%	12.74%	11.20%	7.28%
US Fund Mid-Cap Growth	Goldman Sachs Mid Cap Growth Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.16%	18.82%	13.46%	9.11%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Blend	Goldman Sachs Mid Cap Value Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.18%	11.45%	13.11%	7.77%
US Fund Small Blend	Goldman Sachs Small Cap Value Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.25%	11.03%	8.25%	5.94%
US Fund Large Growth	Goldman Sachs Strategic Growth Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.03%	41.66%	17.19%	12.84%
US Fund Large Blend	Goldman Sachs U.S. Equity Insights Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	0.92%	23.11%	13.55%	10.60%
US Fund Moderate Allocation	Hartford Balanced HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.91%	14.50%	9.99%	7.34%
US Fund Large Blend	Hartford Capital Appreciation Fund - Class R5 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company	0.81%	19.25%	12.41%	9.05%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Moderately Conservative Allocation	Hartford Conservative Allocation Fund - Class R5 (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: N/A	0.84%	10.03%	4.61%	3.07%
US Fund Large Blend	Hartford Disciplined Equity HLS Fund - Class IB (Closed to Contracts issued on or about 6/13/2008) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.84%	20.95%	14.03%	11.56%
US Fund Large Value	Hartford Dividend and Growth HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.90%	13.89%	13.44%	10.31%
US Fund Moderately Aggressive Allocation	Hartford Growth Allocation Fund - Class R5 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Whitefoord LLP	0.77%	15.38%	8.87%	5.80%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund High Yield Bond	Hartford High Yield Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company	0.97%	12.58%	5.05%	3.88%
US Fund Foreign Large Blend	Hartford International Opportunities HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.01%	11.45%	8.20%	3.98%
US Fund Moderate Allocation	Hartford Moderate Allocation Fund - Class R5 (Effective 5/1/2019, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: N/A	0.77%	12.91%	6.87%	4.55%
US Fund Small Growth	Hartford Small Company HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.05%	16.46%	11.51%	7.53%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	Hartford Stock HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.76%	7.45%	13.15%	10.41%
US Fund Intermediate Core-Plus Bond	Hartford Total Return Bond Fund - Class R5 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company	0.44%	6.90%	1.88%	2.23%
US Fund Intermediate Core-Plus Bond	Hartford Total Return Bond HLS Fund - Class IB (Closed to Contracts issued on or about 6/1/2010) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.75%	6.69%	1.59%	2.07%
US Fund Large Growth	Invesco American Franchise Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.99%	40.91%	16.07%	11.56%
US Fund Large Value	Invesco Comstock Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.82%	12.24%	13.41%	8.90%
US Fund Mid-Cap Growth	Invesco Discovery Mid Cap Growth Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.04%	12.96%	12.49%	9.41%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	Invesco Dividend Income Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.93%	7.02%	8.80%	7.88%
US Fund Moderately Aggressive Allocation	Invesco Equity and Income Fund - Class A* Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.78%	9.99%	9.61%	6.84%
US Fund Global Large- Stock Blend	Invesco Global Core Equity Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: Invesco Asset Management Ltd	1.23%	21.79%	8.98%	5.35%
US Fund Global Bond	Invesco Global Strategic Income Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.05%	8.65%	1.20%	1.37%
US Fund Large Value	Invesco Growth and Income Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.79%	12.56%	11.79%	8.23%
US Fund Global Bond	Invesco International Bond Fund - Class A* Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.05%	8.25%	0.03%	0.69%
US Fund Foreign Large Growth	Invesco International Diversified Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.27%	15.43%	6.11%	3.74%
US Fund Large Blend	Invesco Main Street Fund® - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.80%	23.07%	13.60%	9.95%
US Fund Mid-Cap Blend	Invesco Main Street Mid Cap Fund® - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.06%	14.48%	11.71%	7.54%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Government	Invesco Quality Income Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.85%	5.25%	0.23%	1.30%
US Fund Real Estate	Invesco Real Estate Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: Invesco Asset Management Ltd	1.24%	8.75%	5.62%	6.37%
US Fund Large Blend	Invesco Rising Dividends Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.99%	17.60%	13.82%	9.16%
US Fund Small Growth	Invesco Small Cap Growth Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.16%	12.66%	8.73%	7.35%
US Fund Mid-Cap Growth	Janus Henderson Enterprise Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	1.16%	17.51%	13.16%	11.48%
US Fund Large Growth	JPMorgan Large Cap Growth Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	0.94%	34.28%	20.59%	15.11%
US Fund Large Growth	LKCM Aquinas Catholic Equity Fund* Adviser: Luther King Capital Management Corporation Subadviser: N/A	1.00%	14.07%	13.78%	8.72%
US Fund Large Value	Lord Abbett Affiliated Fund, Inc. - Class P Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.92%	10.00%	9.27%	7.69%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Multisector Bond	Lord Abbett Bond- Debenture Fund, Inc. - Class P Adviser: Lord, Abbett & Co LLC Subadviser: N/A	1.03%	6.40%	3.07%	3.45%
US Fund Small Growth	Lord Abbett Developing Growth Fund - Class P Adviser: Lord, Abbett & Co LLC Subadviser: N/A	1.12%	8.07%	9.05%	6.70%
US Fund Large Blend	Lord Abbett Dividend Growth Fund - Class P Adviser: Lord, Abbett & Co LLC Subadviser: N/A	1.12%	15.68%	13.04%	9.97%
US Fund Large Value	Lord Abbett Fundamental Equity Fund - Class P Adviser: Lord, Abbett & Co LLC Subadviser: N/A	1.16%	12.65%	10.69%	7.37%
US Fund Mid-Cap Growth	Lord Abbett Growth Opportunities Fund - Class P Adviser: Lord, Abbett & Co LLC Subadviser: N/A	1.16%	10.26%	8.83%	7.03%
US Fund Intermediate Core-Plus Bond	Lord Abbett Total Return Fund - Class P Adviser: Lord, Abbett & Co LLC Subadviser: N/A	0.90%	5.65%	0.96%	1.57%
US Fund Mid-Cap Blend	Lord Abbett Value Opportunities Fund - Class P Adviser: Lord, Abbett & Co LLC Subadviser: N/A	1.36%	15.73%	10.45%	6.85%
US Fund Target-Date 2020	MassMutual RetireSMART by JPMorgan 2020 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.92%	10.94%	5.29%	4.16%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2025	MassMutual RetireSMART by JPMorgan 2025 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.92%	12.23%	6.51%	4.92%
US Fund Target-Date 2030	MassMutual RetireSMART by JPMorgan 2030 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.96%	13.89%	7.55%	5.47%
US Fund Target-Date 2035	MassMutual RetireSMART by JPMorgan 2035 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.99%	16.21%	8.58%	5.98%
US Fund Target-Date 2040	MassMutual RetireSMART by JPMorgan 2040 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.99%	17.56%	9.44%	6.36%
US Fund Target-Date 2045	MassMutual RetireSMART by JPMorgan 2045 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.98%	18.48%	10.10%	6.68%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2050	MassMutual RetireSMART by JPMorgan 2050 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.98%	18.84%	10.13%	6.84%
US Fund Target-Date 2055	MassMutual RetireSMART by JPMorgan 2055 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.97%	18.88%	10.15%	6.88%
US Fund Target-Date 2060	MassMutual RetireSMART by JPMorgan 2060 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.97%	18.75%	10.14%	8.14%
US Fund Target-Date Retirement	MassMutual RetireSMART by JPMorgan in Retirement Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.94%	10.94%	4.92%	3.46%
US Fund Target-Date 2000-2010	MassMutual Select T. Rowe Price Retirement 2005 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.99%	11.26%	5.43%	3.98%
US Fund Target-Date 2000-2010	MassMutual Select T. Rowe Price Retirement 2010 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.99%	11.83%	5.90%	4.29%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2015	MassMutual Select T. Rowe Price Retirement 2015 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.01%	12.37%	6.43%	4.59%
US Fund Target-Date 2020	MassMutual Select T. Rowe Price Retirement 2020 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.03%	12.94%	7.07%	4.92%
US Fund Target-Date 2025	MassMutual Select T. Rowe Price Retirement 2025 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.05%	13.92%	7.85%	5.37%
US Fund Target-Date 2030	MassMutual Select T. Rowe Price Retirement 2030 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.08%	15.70%	8.65%	5.87%
US Fund Target-Date 2035	MassMutual Select T. Rowe Price Retirement 2035 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.09%	17.56%	9.46%	6.38%
US Fund Target-Date 2040	MassMutual Select T. Rowe Price Retirement 2040 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.10%	18.99%	10.12%	6.81%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2045	MassMutual Select T. Rowe Price Retirement 2045 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.12%	19.90%	10.58%	7.12%
US Fund Target-Date 2050	MassMutual Select T. Rowe Price Retirement 2050 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.13%	20.18%	10.64%	7.17%
US Fund Target-Date 2055	MassMutual Select T. Rowe Price Retirement 2055 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.14%	20.25%	10.62%	7.15%
US Fund Target-Date 2060	MassMutual Select T. Rowe Price Retirement 2060 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.14%	20.23%	10.62%	7.15%
US Fund Moderately Conservative Allocation	MassMutual Select T. Rowe Price Retirement Balanced Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.99%	10.73%	5.60%	4.09%
US Fund Intermediate Government	MFS® Government Securities Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.76%	3.95%	0.11%	0.81%
US Fund Foreign Large Blend	MFS® Research International Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	1.04%	13.10%	8.45%	4.04%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	MFS® Value Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.79%	7.92%	11.24%	8.41%
US Fund Global Large- Stock Growth	MSIF Global Opportunity Portfolio - Class A Adviser: Morgan Stanley Investment Management, Inc. Subadviser: N/A	1.24%	49.29%	12.72%	12.65%
US Fund Large Blend	Neuberger Berman Sustainable Equity Fund - Class A Adviser: Neuberger Berman Investment Advisers LLC Subadviser: N/A	1.06%	26.53%	13.64%	9.77%
US Fund Large Blend	Nuveen Dividend Growth Fund - Class A Adviser: Nuveen Fund Advisors, LLC. Subadviser: Nuveen Asset Management, LLC	0.92%	14.79%	13.61%	10.20%
US Fund Natural Resources	PGIM Jennison Natural Resources Fund, Inc. - Class A Adviser: PGIM Investments LLC Subadviser: Jennison Associates LLC	1.27%	-2.18%	14.95%	1.43%
US Fund Intermediate Core-Plus Bond	PIMCO Total Return ESG Fund - Admin Class Adviser: Pacific Investment Management Company, LLC Subadviser: N/A	0.86%	5.53%	0.70%	1.37%
US Fund Large Growth	Pioneer Fundamental Growth Fund - Class A Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.02%	32.48%	17.38%	13.00%
US Fund Global Large- Stock Value	Pioneer Global Sustainable Equity Fund - Class A* Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.15%	16.24%	13.70%	8.49%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Value	Pioneer Mid Cap Value Fund - Class A Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.19%	12.16%	12.46%	7.35%
US Fund Mid-Cap Growth	Pioneer Select Mid Cap Growth Fund - Class A (Closed to Contracts issued on or about 9/1/2009) Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.03%	18.06%	10.46%	8.58%
US Fund Multisector Bond	Pioneer Strategic Income Fund - Class A Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.11%	7.76%	2.61%	2.67%
US Fund Large Blend	Putnam Core Equity Fund - Class A Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited	0.99%	27.68%	16.74%	11.87%
US Fund High Yield Bond	Putnam High Yield Fund - Class A Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited	1.05%	11.94%	4.47%	3.59%
US Fund Foreign Small/Mid Blend	Putnam International Capital Opportunities Fund - Class A Adviser: Putnam Investment Management, LLC Subadviser: The Putnam Advisory Company, LLC; Putnam Investments Limited	1.58%	15.22%	8.38%	3.75%
US Fund Foreign Large Blend	Putnam International Equity Fund - Class A Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited; The Putnam Advisory Company LLC	1.26%	18.62%	9.03%	3.61%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	Putnam Large Cap Growth Fund - Class A Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited	0.90%	44.23%	18.37%	14.28%
US Fund Large Value	Putnam Large Cap Value Fund - Class A Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited	0.90%	15.40%	14.30%	10.12%
US Fund Large Blend	Putnam Research Fund - Class A Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limite; The Putnam Advisory Company LLC	1.04%	28.83%	16.09%	11.88%
US Fund Large Growth	Putnam Sustainable Leaders Fund - Class A Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited	0.92%	26.25%	15.97%	12.54%
US Fund Large Value	T. Rowe Price Equity Income Fund - Class R Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.23%	9.06%	10.69%	7.38%
US Fund Large Growth	T. Rowe Price Growth Stock Fund - Class R Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.18%	44.52%	12.74%	11.13%
US Fund Target-Date 2000-2010	T. Rowe Price Retirement 2010 Fund - R Class Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	0.99%	11.85%	5.91%	4.56%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2015	T. Rowe Price Retirement 2015 Fund - R Class (Closed to Contracts issued on or about 5/2/2016) Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.00%	12.34%	6.48%	5.01%
US Fund Target-Date 2020	T. Rowe Price Retirement 2020 Fund - R Class Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.03%	12.92%	7.11%	5.52%
US Fund Target-Date 2025	T. Rowe Price Retirement 2025 Fund - R Class (Closed to Contracts issued on or about 5/2/2016) Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.04%	13.97%	7.90%	6.05%
US Fund Target-Date 2030	T. Rowe Price Retirement 2030 Fund - R Class Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.07%	15.72%	8.70%	6.59%
US Fund Target-Date 2035	T. Rowe Price Retirement 2035 Fund - R Class (Closed to Contracts issued on or about 5/2/2016) Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.09%	17.58%	9.50%	7.05%
US Fund Target-Date 2040	T. Rowe Price Retirement 2040 Fund - R Class Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.10%	18.95%	10.14%	7.42%
US Fund Target-Date 2045	T. Rowe Price Retirement 2045 Fund - R Class (Closed to Contracts issued on or about 5/2/2016) Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.12%	19.89%	10.62%	7.67%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2050	T. Rowe Price Retirement 2050 Fund - R Class Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.13%	20.11%	10.68%	7.71%
US Fund Target-Date 2055	T. Rowe Price Retirement 2055 Fund - R Class (Closed to Contracts issued on or about 5/2/2016) Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.14%	20.14%	10.64%	7.67%
US Fund Target-Date 2060	T. Rowe Price Retirement 2060 Fund - R Class (Closed to Contracts issued on or about 5/2/2016) Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	1.14%	20.22%	10.65%	8.13%
US Fund Moderately Conservative Allocation	T. Rowe Price Retirement Balanced Fund - R Class Adviser: T. Rowe Price Associates, Inc. Subadviser: N/A	0.99%	10.86%	5.64%	4.16%
US Fund Foreign Large Value	Templeton Foreign Fund - Class A* Adviser: Templeton Global Advisors Limited Subadviser: N/A	1.10%	19.95%	6.34%	2.27%
US Fund Global Bond	Templeton Global Bond Fund - Class A* Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.97%	2.43%	-2.57%	-0.62%
US Fund Global Large- Stock Blend	Templeton Growth Fund, Inc. - Class A Adviser: Templeton Global Advisors Limited Subadviser: Templeton Asset Management Ltd.	1.04%	20.98%	6.40%	3.22%
US Fund Intermediate Core Bond	TIAA-CREF Bond Index Fund - Retirement Class Adviser: Teachers Advisors LLC Subadviser: N/A	0.32%	5.48%	0.72%	1.44%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	TIAA-CREF Equity Index Fund - Retirement Class Adviser: Teachers Advisors LLC Subadviser: N/A	0.30%	25.59%	14.84%	11.17%
US Fund Large Growth	TIAA-CREF Large-Cap Growth Index Fund - Retirement Class Adviser: Teachers Advisors LLC Subadviser: N/A	0.30%	42.29%	19.14%	14.51%
US Fund Large Value	TIAA-CREF Large-Cap Value Index Fund - Retirement Class Adviser: Teachers Advisors LLC Subadviser: N/A	0.30%	11.15%	10.61%	8.09%
US Fund Mid-Cap Blend	Timothy Plan Large/Mid- Cap Value Fund - Class A* Adviser: Timothy Partners Ltd Subadviser: Westwood Management Corp	1.34%	13.20%	12.70%	8.67%
US Fund Small Value	Victory Sycamore Small Company Opportunity Fund - Class A Adviser: Victory Capital Management Inc. Subadviser: N/A	1.25%	11.05%	11.30%	9.09%
US Fund Large Value	Virtus NFJ Dividend Value Fund - Class A Adviser: Virtus Investment Advisers, Inc. Subadviser: NFJ Investment Group LLC - Dallas	1.04%	19.14%	9.94%	6.85%
US Fund Small Value	Virtus NFJ Small-Cap Value Fund - Class A* Adviser: Virtus Investment Advisers, Inc. Subadviser: NFJ Investment Group LLC - Dallas	1.17%	23.00%	8.70%	4.40%

Portfolio Company Objective [Text Block]	UNDERLYINGFUND TYPE
Temporary Fee Reductions, Current Expenses [Text Block]	Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.
Premier Solutions Cornerstone | NotaShortTermInvestmentMember
Prospectus:
Principal Risk [Text Block]	Not a Short Term Investment Vehicle. The Contract is designed for retirement savings or other long-term purposes. It is not appropriate for investors who need ready access to cash.
Premier Solutions Cornerstone | InvestmentOptions1RiskMember
Prospectus:
Principal Risk [Text Block]	Risks Associated with Underlying Funds. The value of your investment and any returns will depend on the performance of the Underlying Fund(s) you select. You bear the risk of any decline in your Participant Account value resulting from the Underlying Fund(s)’ performance.
Premier Solutions Cornerstone | CompanysClaimsPayingAbilityMember
Prospectus:
Principal Risk [Text Block]	Company’s Claims Paying Ability. Guarantees and benefits provided by the Talcott Resolution are subject to the financial strength and claims paying ability of the company. If the Talcott experiences financial difficulty, it may not be able to make guaranteed payments that exceed the assets in the Separate Account.
Premier Solutions Cornerstone | DeductionThirdPartyAdvisoryFeesMember
Prospectus:
Principal Risk [Text Block]	Deduction of Third-Party Advisory Fees. Risks relating to the deduction of advisory fees will reduce your Participant Account Value and subject to state and federal income tax, as well as a 10% federal penalty tax if the Participant is under age 59 1/2.
Premier Solutions Cornerstone | LimitationsonSurrendersandWithdrawalsMember
Prospectus:
Principal Risk [Text Block]	Limitations on Surrenders and Withdrawals. During the first five Contract Years we will deduct a Contingent Deferred Surrender Charge if you surrender or take a withdrawal from the Contract. You should purchase the Contract only if you have the ability to keep it in force for a substantial period of time.
Premier Solutions Cornerstone | ContractSuspensionMember
Prospectus:
Principal Risk [Text Block]	Contract Suspension. The Contract may be suspended where new Contributions and new Participant Accounts may be prohibited.
Premier Solutions Cornerstone | TaxConsequencesMember
Prospectus:
Principal Risk [Text Block]	Tax Consequences. Withdrawals are generally taxable as ordinary income. Withdrawals before age 59 1∕2 may be subject to a tax penalty.
Premier Solutions Cornerstone | CyberSecurityandBusinessContinuityRiskMember
Prospectus:
Principal Risk [Text Block]	Cyber Security and Business Continuity Risk. Our business is highly dependent upon the effective operation of our computer systems and those of our business partners and service providers. Our business is therefore vulnerable to disruptions from utility outages and susceptible to operational and information security risks resulting from system failures and cybersecurity incidents. These risks include, among other things, the theft, misuse, corruption and destruction of electronic data, interference with or denial of service, attacks on systems or websites and other operational disruptions that could severely impede our ability to conduct our business and administer the Contract. Financial services companies and their third-party service providers are increasingly the targets of cyber-attacks involving the encryption of data (e.g., ransomware), disruptions in communications (e.g., denial of service), or unauthorized access to or release of personal or confidential information. In 2023, we were notified of a data security incident involving the MOVEit file transfer system used by numerous financial services companies. A third-party vendor uses that software on our behalf to, among other things, identify the deaths of insured persons and annuitants under life insurance policies and annuity contracts. We notified affected customers as required by law, and we continue to assess and investigate the overall impact of the incident. The techniques used to attack systems and networks change frequently, are becoming more sophisticated, and can originate from a wide variety of sources. The use of remote or flexible work arrangements, remote access tools, and mobile technology has expanded potential targets for cyber-attack. System failures and cybersecurity incidents may adversely affect you and/or your Contract. For instance, a cyber-attack may interfere with our ability to process Contract transactions or calculate Contract values, including Accumulation Unit values, or could result in the release of confidential customer information. Such events could also adversely affect us, as they may result in regulatory fines, financial losses and reputational damage. Cybersecurity incidents may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. Although we take efforts to protect our systems from cybersecurity incidents, there can be no assurance that we or our service providers or the underlying funds will be able to avoid cybersecurity incidents affecting Contract owners in the future. It is possible that a cybersecurity incident could persist for an extended period of time without detection. We are also exposed to risks related to natural and man-made disasters, and other severe events, such as storms, public health crises, terrorist acts, and military actions, any of which could adversely affect our business operations. While we have a business continuity plan and have taken precautions, we cannot assure you that severe events will not result in interruptions to our business operations, particularly if such events affect our computer systems or result in a significant number of our employees becoming unavailable. Interruptions to our business operations may impair our ability to effectively administer the Contract, including our ability to process orders and calculate Contract values. Additionally, our third-party service providers and other third-parties related to our business (such as financial intermediaries or underlying funds) are subject to similar risks. Successful implementation and execution of their business continuity policies and procedures are largely beyond our control. Disruptions to their business operations may impair our own business operations.Cybersecurity incidents may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. Although we take efforts to protect our systems from cybersecurity incidents, there can be no assurance that we or our service providers or the underlying funds will be able to avoid cybersecurity incidents affecting Contract owners in the future. It is possible that a cybersecurity incident could persist for an extended period of time without detection. We are also exposed to risks related to natural and man-made disasters, and other severe events, such as storms,public health crises, terrorist acts, and military actions, any of which could adversely affect our business operations. While we have a business continuity plan and have taken precautions, we cannot assure you that severe events will not result in interruptions to our business operations, particularly if such events affect our computer systems or result in a significant number of our employees becoming unavailable. Interruptions to our business operations may impair our ability to effectively administer the Contract, including our ability to process orders and calculate Contract values. Additionally, our third-party service providers and other third-parties related to our business (such as financial intermediaries or underlying funds) are subject to similar risks. Successful implementation and execution of their business continuity policies and procedures are largely beyond our control. Disruptions to their business operations may impair our own businessoperations.
Premier Solutions Cornerstone | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	You can lose money by investing in this Contract, including loss of principal and prior credited earnings.
Premier Solutions Cornerstone | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	The Contract is designed as a long-term accumulation Investment for retirement savings. It is not designed for short term investment and is not appropriate for an investor who needs ready access to cash.
Premier Solutions Cornerstone | Investment Options Risk [Member]
Prospectus:
Risk [Text Block]	•An investment in this Contract is subject to the risk of poor investment performance of the Underlying Funds available under the Contract.•Each Underlying Fund has its own unique risks.•You should review the prospectus for each Underlying Fund before making an investment decision.
Premier Solutions Cornerstone | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	Any obligations, guarantees, and benefits of the Contract are subject to the claims- paying ability of the Talcott Resolution. If Talcott Resolution experiences financial distress, it may not be able to meet its obligations to you. More information about Talcott Resolution, including its financial strength ratings, is available upon request. You may make such request by calling 844-804-8989 or visiting https://www.talcottresolution.com
Premier Solutions Cornerstone | FranklinMutualGlobalDiscoveryFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Value
Portfolio Company Name [Text Block]	Franklin Mutual Global Discovery Fund - Class A*
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	1.21%
Average Annual Total Returns, 1 Year [Percent]	20.27%
Average Annual Total Returns, 5 Years [Percent]	10.11%
Average Annual Total Returns, 10 Years [Percent]	6.04%
Premier Solutions Cornerstone | InvescoEquityandIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Moderately Aggressive Allocation
Portfolio Company Name [Text Block]	Invesco Equity and Income Fund - Class A*
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	9.99%
Average Annual Total Returns, 5 Years [Percent]	9.61%
Average Annual Total Returns, 10 Years [Percent]	6.84%
Premier Solutions Cornerstone | PIMCOTotalReturnESGFundAdminClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	PIMCO Total Return ESG Fund - Admin Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	5.53%
Average Annual Total Returns, 5 Years [Percent]	0.70%
Average Annual Total Returns, 10 Years [Percent]	1.37%
Premier Solutions Cornerstone | TempletonForeignFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Value
Portfolio Company Name [Text Block]	Templeton Foreign Fund - Class A*
Portfolio Company Adviser [Text Block]	Templeton Global Advisors Limited
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	19.95%
Average Annual Total Returns, 5 Years [Percent]	6.34%
Average Annual Total Returns, 10 Years [Percent]	2.27%
Premier Solutions Cornerstone | ABDiscoveryValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	AB Discovery Value Fund - Class A
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	14.77%
Average Annual Total Returns, 5 Years [Percent]	10.57%
Average Annual Total Returns, 10 Years [Percent]	7.36%
Premier Solutions Cornerstone | ABValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	AB Value Fund - Class A
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	18.79%
Average Annual Total Returns, 5 Years [Percent]	11.37%
Average Annual Total Returns, 10 Years [Percent]	6.70%
Premier Solutions Cornerstone | AlgerSmallCapGrowthInstitutionalFundClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	Alger Small Cap Growth Institutional Fund - Class I
Portfolio Company Adviser [Text Block]	Fred Alger Management, LLC
Current Expenses [Percent]	1.38%
Average Annual Total Returns, 1 Year [Percent]	14.83%
Average Annual Total Returns, 5 Years [Percent]	7.63%
Average Annual Total Returns, 10 Years [Percent]	6.72%
Premier Solutions Cornerstone | AmericanFundsAMCAPFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	American Funds AMCAP Fund® - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	30.59%
Average Annual Total Returns, 5 Years [Percent]	11.73%
Average Annual Total Returns, 10 Years [Percent]	9.72%
Premier Solutions Cornerstone | AmericanFundsAmericanBalancedFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Moderate Allocation
Portfolio Company Name [Text Block]	American Funds American Balanced Fund® - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	13.61%
Average Annual Total Returns, 5 Years [Percent]	8.55%
Average Annual Total Returns, 10 Years [Percent]	7.18%
Premier Solutions Cornerstone | AmericanFundsAmericanMutualFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	American Funds American Mutual Fund® - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	9.03%
Average Annual Total Returns, 5 Years [Percent]	10.36%
Average Annual Total Returns, 10 Years [Percent]	8.75%
Premier Solutions Cornerstone | AmericanFundsCapitalIncomeBuilderClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Allocation
Portfolio Company Name [Text Block]	American Funds Capital Income Builder® - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	8.62%
Average Annual Total Returns, 5 Years [Percent]	6.78%
Average Annual Total Returns, 10 Years [Percent]	4.83%
Premier Solutions Cornerstone | AmericanFundsFundamentalInvestorsFundSMClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	American Funds Fundamental Investors FundSM - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	25.46%
Average Annual Total Returns, 5 Years [Percent]	13.13%
Average Annual Total Returns, 10 Years [Percent]	10.28%
Premier Solutions Cornerstone | AmericanFundsNewPerspectiveFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Growth
Portfolio Company Name [Text Block]	American Funds New Perspective Fund® - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	24.19%
Average Annual Total Returns, 5 Years [Percent]	13.16%
Average Annual Total Returns, 10 Years [Percent]	9.38%
Premier Solutions Cornerstone | AmericanFundsWashingtonMutualInvestorsFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	American Funds Washington Mutual Investors Fund - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	16.85%
Average Annual Total Returns, 5 Years [Percent]	12.89%
Average Annual Total Returns, 10 Years [Percent]	10.22%
Premier Solutions Cornerstone | AmericanFundsEuroPacificGrowthFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	American Funds EuroPacific Growth Fund® - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	15.29%
Average Annual Total Returns, 5 Years [Percent]	7.34%
Average Annual Total Returns, 10 Years [Percent]	4.22%
Premier Solutions Cornerstone | AmericanFundsTheBondFundofAmericaClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core Bond
Portfolio Company Name [Text Block]	American Funds The Bond Fund of America® - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	4.42%
Average Annual Total Returns, 5 Years [Percent]	1.31%
Average Annual Total Returns, 10 Years [Percent]	1.65%
Premier Solutions Cornerstone | AmericanFundsTheGrowthFundofAmericaClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	American Funds The Growth Fund of America® - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	36.76%
Average Annual Total Returns, 5 Years [Percent]	14.53%
Average Annual Total Returns, 10 Years [Percent]	11.48%
Premier Solutions Cornerstone | AmericanFundsTheIncomeFundofAmericaClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Moderately Aggressive Allocation
Portfolio Company Name [Text Block]	American Funds The Income Fund of America® - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	7.22%
Average Annual Total Returns, 5 Years [Percent]	7.71%
Average Annual Total Returns, 10 Years [Percent]	6.10%
Premier Solutions Cornerstone | AmericanFundsTheInvestmentCompanyofAmericaClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	American Funds The Investment Company of America® - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	28.04%
Average Annual Total Returns, 5 Years [Percent]	13.72%
Average Annual Total Returns, 10 Years [Percent]	10.22%
Premier Solutions Cornerstone | AmericanFundsTheNewEconomyFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Growth
Portfolio Company Name [Text Block]	American Funds The New Economy Fund® - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	28.70%
Average Annual Total Returns, 5 Years [Percent]	11.04%
Average Annual Total Returns, 10 Years [Percent]	9.01%
Premier Solutions Cornerstone | AveMariaGrowthFundMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Ave Maria Growth Fund
Portfolio Company Adviser [Text Block]	Schwartz Investment Counsel Inc
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	30.29%
Average Annual Total Returns, 5 Years [Percent]	14.38%
Average Annual Total Returns, 10 Years [Percent]	11.12%
Premier Solutions Cornerstone | AveMariaRisingDividendFundMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Ave Maria Rising Dividend Fund
Portfolio Company Adviser [Text Block]	Schwartz Investment Counsel Inc
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	13.19%
Average Annual Total Returns, 5 Years [Percent]	12.79%
Average Annual Total Returns, 10 Years [Percent]	9.18%
Premier Solutions Cornerstone | AveMariaValueFundMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Ave Maria Value Fund
Portfolio Company Adviser [Text Block]	Schwartz Investment Counsel Inc
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	3.52%
Average Annual Total Returns, 5 Years [Percent]	11.55%
Average Annual Total Returns, 10 Years [Percent]	6.23%
Premier Solutions Cornerstone | BlackRockSandP500IndexVIFundClassIIISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Insurance Large Blend
Portfolio Company Name [Text Block]	BlackRock S&P 500 Index V.I. Fund - Class III Shares
Portfolio Company Adviser [Text Block]	BlackRock Advisors LLC
Current Expenses [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	25.90%
Average Annual Total Returns, 5 Years [Percent]	15.26%
Average Annual Total Returns, 10 Years [Percent]	11.52%
Premier Solutions Cornerstone | BlackRockLifePathDynamic2025FundInvestorASharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2025
Portfolio Company Name [Text Block]	BlackRock LifePath®Dynamic 2025 Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock International Limited; BlackRock (Singapore) Limited
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	12.87%
Average Annual Total Returns, 5 Years [Percent]	6.79%
Average Annual Total Returns, 10 Years [Percent]	5.23%
Premier Solutions Cornerstone | BlackRockLifePathDynamic2035FundInvestorASharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2035
Portfolio Company Name [Text Block]	BlackRock LifePath®Dynamic 2035 Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock International Limited; BlackRock (Singapore) Limited
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	17.00%
Average Annual Total Returns, 5 Years [Percent]	9.12%
Average Annual Total Returns, 10 Years [Percent]	6.62%
Premier Solutions Cornerstone | BlackRockLifePathDynamic2045FundInvestorASharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2045
Portfolio Company Name [Text Block]	BlackRock LifePath®Dynamic 2045 Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock International Limited; BlackRock (Singapore) Limited
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	20.72%
Average Annual Total Returns, 5 Years [Percent]	10.82%
Average Annual Total Returns, 10 Years [Percent]	7.54%
Premier Solutions Cornerstone | BlackRockLifePathDynamic2050FundInvestorASharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2050
Portfolio Company Name [Text Block]	BlackRock LifePath®Dynamic 2050 Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock International Limited; BlackRock (Singapore) Limited
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	21.69%
Average Annual Total Returns, 5 Years [Percent]	10.93%
Average Annual Total Returns, 10 Years [Percent]	7.63%
Premier Solutions Cornerstone | BlackRockLifePathDynamic2055FundInvestorASharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2055
Portfolio Company Name [Text Block]	BlackRock LifePath®Dynamic 2055 Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock International Limited; BlackRock (Singapore) Limited
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	21.77%
Average Annual Total Returns, 5 Years [Percent]	11.13%
Average Annual Total Returns, 10 Years [Percent]	7.70%
Premier Solutions Cornerstone | BNYMellonBondMarketIndexFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core Bond
Portfolio Company Name [Text Block]	BNY Mellon Bond Market Index Fund - Investor Class*
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Adviser, Inc
Current Expenses [Percent]	0.40%
Average Annual Total Returns, 1 Year [Percent]	5.14%
Average Annual Total Returns, 5 Years [Percent]	0.65%
Average Annual Total Returns, 10 Years [Percent]	1.36%
Premier Solutions Cornerstone | BNYMellonMidcapIndexFundIncInvestorSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	BNY Mellon Midcap Index Fund, Inc. - Investor Shares* (Closed to Contracts issued on or about 6/1/2014)
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Adviser, Inc
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	15.89%
Average Annual Total Returns, 5 Years [Percent]	12.06%
Average Annual Total Returns, 10 Years [Percent]	8.76%
Premier Solutions Cornerstone | BNYMellonSandP500IndexFundMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	BNY Mellon S&P 500 Index Fund*
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Adviser, Inc
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	25.68%
Average Annual Total Returns, 5 Years [Percent]	15.11%
Average Annual Total Returns, 10 Years [Percent]	11.48%
Premier Solutions Cornerstone | BNYMellonSmallcapStockIndexFundInvestorSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	BNY Mellon Smallcap Stock Index Fund - Investor Shares*
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Adviser, Inc
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	15.51%
Average Annual Total Returns, 5 Years [Percent]	10.54%
Average Annual Total Returns, 10 Years [Percent]	8.16%
Premier Solutions Cornerstone | CalamosGlobalEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Growth
Portfolio Company Name [Text Block]	Calamos Global Equity Fund - Class A*
Portfolio Company Adviser [Text Block]	Calamos Advisors LLC
Current Expenses [Percent]	1.40%
Average Annual Total Returns, 1 Year [Percent]	24.28%
Average Annual Total Returns, 5 Years [Percent]	14.24%
Average Annual Total Returns, 10 Years [Percent]	8.74%
Premier Solutions Cornerstone | CalamosInternationalGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	Calamos International Growth Fund - Class A*
Portfolio Company Adviser [Text Block]	Calamos Advisors LLC
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	15.05%
Average Annual Total Returns, 5 Years [Percent]	9.74%
Average Annual Total Returns, 10 Years [Percent]	4.67%
Premier Solutions Cornerstone | CalvertIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Corporate Bond
Portfolio Company Name [Text Block]	Calvert Income Fund - Class A
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	8.54%
Average Annual Total Returns, 5 Years [Percent]	2.97%
Average Annual Total Returns, 10 Years [Percent]	2.69%
Premier Solutions Cornerstone | ClearBridgeGrowthFundClassFIMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	ClearBridge Growth Fund - Class FI (Formerly Clearbridge Aggressive Growth Fund - Class FI)
Portfolio Company Adviser [Text Block]	Franklin Templeton Fund Adviser, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	23.78%
Average Annual Total Returns, 5 Years [Percent]	8.05%
Average Annual Total Returns, 10 Years [Percent]	6.02%
Premier Solutions Cornerstone | ClearBridgeSmallCapGrowthFundClassFIMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	ClearBridge Small Cap Growth Fund - Class FI
Portfolio Company Adviser [Text Block]	Franklin Templeton Fund Adviser, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	8.60%
Average Annual Total Returns, 5 Years [Percent]	9.19%
Average Annual Total Returns, 10 Years [Percent]	7.71%
Premier Solutions Cornerstone | ClearBridgeValueTrustClassFIMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	ClearBridge Value Trust - Class FI*
Portfolio Company Adviser [Text Block]	Franklin Templeton Fund Adviser, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	19.21%
Average Annual Total Returns, 5 Years [Percent]	15.01%
Average Annual Total Returns, 10 Years [Percent]	9.44%
Premier Solutions Cornerstone | ColumbiaLargeCapValueFundAdvisorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Columbia Large Cap Value Fund - Advisor Class* (Closed to Contracts issued on or about 12/31/2010)
Portfolio Company Adviser [Text Block]	Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	9.85%
Average Annual Total Returns, 5 Years [Percent]	12.20%
Average Annual Total Returns, 10 Years [Percent]	8.83%
Premier Solutions Cornerstone | ColumbiaSelectMidCapValueFundAdvisorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Columbia Select Mid Cap Value Fund - Advisor Class* (Effective 7/20/2020,the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	10.50%
Average Annual Total Returns, 5 Years [Percent]	13.29%
Average Annual Total Returns, 10 Years [Percent]	8.42%
Premier Solutions Cornerstone | ColumbiaSelectMidCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Columbia Select Mid Cap Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	10.25%
Average Annual Total Returns, 5 Years [Percent]	12.99%
Average Annual Total Returns, 10 Years [Percent]	8.14%
Premier Solutions Cornerstone | ColumbiaSelectSmallCapValueFundAdvisorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Columbia Select Small Cap Value Fund - Advisor Class*
Portfolio Company Adviser [Text Block]	Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	12.64%
Average Annual Total Returns, 5 Years [Percent]	10.45%
Average Annual Total Returns, 10 Years [Percent]	6.33%
Premier Solutions Cornerstone | ColumbiaSeligmanGlobalTechnologyFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Technology
Portfolio Company Name [Text Block]	Columbia Seligman Global Technology Fund - Class A*
Portfolio Company Adviser [Text Block]	Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	1.27%
Average Annual Total Returns, 1 Year [Percent]	45.15%
Average Annual Total Returns, 5 Years [Percent]	25.49%
Average Annual Total Returns, 10 Years [Percent]	19.80%
Premier Solutions Cornerstone | DelawareDiversifiedIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	Delaware Diversified Income Fund - Class A*
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited; Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	6.40%
Average Annual Total Returns, 5 Years [Percent]	2.06%
Average Annual Total Returns, 10 Years [Percent]	2.06%
Premier Solutions Cornerstone | DelawareExtendedDurationBondFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Long-Term Bond
Portfolio Company Name [Text Block]	Delaware Extended Duration Bond Fund - Class A* (Closed to Contracts issued on or about 6/1/2014)
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited; Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	9.36%
Average Annual Total Returns, 5 Years [Percent]	2.22%
Average Annual Total Returns, 10 Years [Percent]	3.12%
Premier Solutions Cornerstone | DelawareIvyScienceandTechnologyFundClassYMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Technology
Portfolio Company Name [Text Block]	Delaware Ivy Science & Technology Fund - Class Y
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	40.63%
Average Annual Total Returns, 5 Years [Percent]	17.53%
Average Annual Total Returns, 10 Years [Percent]	11.26%
Premier Solutions Cornerstone | EatonVanceAtlantaCapitalSMIDCapFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Eaton Vance Atlanta Capital SMID-Cap Fund - Class A
Portfolio Company Adviser [Text Block]	Eaton Vance Management
Portfolio Company Subadviser [Text Block]	Atlanta Capital Management Company,LLC
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	13.72%
Average Annual Total Returns, 5 Years [Percent]	13.41%
Average Annual Total Returns, 10 Years [Percent]	10.88%
Premier Solutions Cornerstone | FederatedHermesCloverSmallValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Federated Hermes Clover Small Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Federated Equity Mgmt Co. Of Penn
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	10.42%
Average Annual Total Returns, 5 Years [Percent]	11.36%
Average Annual Total Returns, 10 Years [Percent]	6.67%
Premier Solutions Cornerstone | FederatedHermesEquityIncomeFundIncClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Federated Hermes Equity Income Fund, Inc. - Class A*
Portfolio Company Adviser [Text Block]	Federated Equity Mgmt Co. Of Penn
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	9.05%
Average Annual Total Returns, 5 Years [Percent]	9.38%
Average Annual Total Returns, 10 Years [Percent]	6.02%
Premier Solutions Cornerstone | FederatedHermesKaufmannFundClassRMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Federated Hermes Kaufmann Fund - Class R*
Portfolio Company Adviser [Text Block]	Federated Equity Management Company Of Pennsylvania
Portfolio Company Subadviser [Text Block]	Federated Global Investment Management Corp
Current Expenses [Percent]	1.97%
Average Annual Total Returns, 1 Year [Percent]	14.87%
Average Annual Total Returns, 5 Years [Percent]	6.99%
Average Annual Total Returns, 10 Years [Percent]	8.26%
Premier Solutions Cornerstone | FederatedHermesMDTMidCapGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Federated Hermes MDT Mid Cap Growth Fund - Class A*
Portfolio Company Adviser [Text Block]	Federated MDTA LLC
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	27.05%
Average Annual Total Returns, 5 Years [Percent]	15.26%
Average Annual Total Returns, 10 Years [Percent]	11.26%
Premier Solutions Cornerstone | FidelityAdvisorLeveragedCompanyStockFundClassMMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Fidelity Advisor® Leveraged Company Stock Fund - Class M
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	1.27%
Average Annual Total Returns, 1 Year [Percent]	25.49%
Average Annual Total Returns, 5 Years [Percent]	14.73%
Average Annual Total Returns, 10 Years [Percent]	7.67%
Premier Solutions Cornerstone | FidelityAdvisorStockSelectorAllCapFundClassMMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Fidelity Advisor® Stock Selector All Cap Fund - Class M
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	26.31%
Average Annual Total Returns, 5 Years [Percent]	7.02%
Average Annual Total Returns, 10 Years [Percent]	10.59%
Premier Solutions Cornerstone | FranklinConservativeAllocationFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Moderately Conservative Allocation
Portfolio Company Name [Text Block]	Franklin Conservative Allocation Fund - Class A
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	18.46%
Average Annual Total Returns, 5 Years [Percent]	10.06%
Average Annual Total Returns, 10 Years [Percent]	7.39%
Premier Solutions Cornerstone | FranklinGrowthAllocationFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Moderately Aggressive Allocation
Portfolio Company Name [Text Block]	Franklin Growth Allocation Fund - Class A
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	11.11%
Average Annual Total Returns, 5 Years [Percent]	8.40%
Average Annual Total Returns, 10 Years [Percent]	6.16%
Premier Solutions Cornerstone | FranklinIncomeFundClassA1Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Moderate Allocation
Portfolio Company Name [Text Block]	Franklin Income Fund - Class A1*
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	4.48%
Average Annual Total Returns, 5 Years [Percent]	6.91%
Average Annual Total Returns, 10 Years [Percent]	4.82%
Premier Solutions Cornerstone | FranklinModerateAllocationFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Moderate Allocation
Portfolio Company Name [Text Block]	Franklin Moderate Allocation Fund - Class A
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	8.10%
Average Annual Total Returns, 5 Years [Percent]	6.08%
Average Annual Total Returns, 10 Years [Percent]	4.65%
Premier Solutions Cornerstone | FranklinMutualBeaconFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Value
Portfolio Company Name [Text Block]	Franklin Mutual Beacon Fund - Class A
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	8.82%
Average Annual Total Returns, 5 Years [Percent]	7.40%
Average Annual Total Returns, 10 Years [Percent]	5.93%
Premier Solutions Cornerstone | FranklinStrategicIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Multisector Bond
Portfolio Company Name [Text Block]	Franklin Strategic Income Fund - Class A*
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	20.19%
Average Annual Total Returns, 5 Years [Percent]	12.48%
Average Annual Total Returns, 10 Years [Percent]	8.66%
Premier Solutions Cornerstone | GoldmanSachsGovernmentIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Government
Portfolio Company Name [Text Block]	Goldman Sachs Government Income Fund - Class A*
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	4.28%
Average Annual Total Returns, 5 Years [Percent]	(0.07%)
Average Annual Total Returns, 10 Years [Percent]	0.71%
Premier Solutions Cornerstone | GoldmanSachsHighYieldFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund High Yield Bond
Portfolio Company Name [Text Block]	Goldman Sachs High Yield Fund - Class A*
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	12.10%
Average Annual Total Returns, 5 Years [Percent]	4.21%
Average Annual Total Returns, 10 Years [Percent]	3.18%
Premier Solutions Cornerstone | GoldmanSachsLargeCapCoreFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Goldman Sachs Large Cap Core Fund - Class A*
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	26.49%
Average Annual Total Returns, 5 Years [Percent]	15.45%
Average Annual Total Returns, 10 Years [Percent]	11.99%
Premier Solutions Cornerstone | GoldmanSachsLargeCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Goldman Sachs Large Cap Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	12.74%
Average Annual Total Returns, 5 Years [Percent]	11.20%
Average Annual Total Returns, 10 Years [Percent]	7.28%
Premier Solutions Cornerstone | GoldmanSachsMidCapGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Goldman Sachs Mid Cap Growth Fund - Class A*
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	18.82%
Average Annual Total Returns, 5 Years [Percent]	13.46%
Average Annual Total Returns, 10 Years [Percent]	9.11%
Premier Solutions Cornerstone | GoldmanSachsMidCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Goldman Sachs Mid Cap Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	11.45%
Average Annual Total Returns, 5 Years [Percent]	13.11%
Average Annual Total Returns, 10 Years [Percent]	7.77%
Premier Solutions Cornerstone | GoldmanSachsSmallCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	Goldman Sachs Small Cap Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	11.03%
Average Annual Total Returns, 5 Years [Percent]	8.25%
Average Annual Total Returns, 10 Years [Percent]	5.94%
Premier Solutions Cornerstone | HartfordBalancedHLSFundClassIBMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Moderate Allocation
Portfolio Company Name [Text Block]	Hartford Balanced HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	14.50%
Average Annual Total Returns, 5 Years [Percent]	9.99%
Average Annual Total Returns, 10 Years [Percent]	7.34%
Premier Solutions Cornerstone | HartfordCapitalAppreciationFundClassR5Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Hartford Capital Appreciation Fund - Class R5 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	19.25%
Average Annual Total Returns, 5 Years [Percent]	12.41%
Average Annual Total Returns, 10 Years [Percent]	9.05%
Premier Solutions Cornerstone | HartfordConservativeAllocationFundClassR5Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Moderately Conservative Allocation
Portfolio Company Name [Text Block]	Hartford Conservative Allocation Fund - Class R5 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	10.03%
Average Annual Total Returns, 5 Years [Percent]	4.61%
Average Annual Total Returns, 10 Years [Percent]	3.07%
Premier Solutions Cornerstone | HartfordDisciplinedEquityHLSFundClassIBMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Hartford Disciplined Equity HLS Fund - Class IB (Closed to Contracts issued on or about 6/13/2008)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	20.95%
Average Annual Total Returns, 5 Years [Percent]	14.03%
Average Annual Total Returns, 10 Years [Percent]	11.56%
Premier Solutions Cornerstone | HartfordDividendandGrowthHLSFundClassIBMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Hartford Dividend and Growth HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	13.89%
Average Annual Total Returns, 5 Years [Percent]	13.44%
Average Annual Total Returns, 10 Years [Percent]	10.31%
Premier Solutions Cornerstone | HartfordGrowthAllocationFundClassR5Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Moderately Aggressive Allocation
Portfolio Company Name [Text Block]	Hartford Growth Allocation Fund - Class R5 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Whitefoord LLP
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	15.38%
Average Annual Total Returns, 5 Years [Percent]	8.87%
Average Annual Total Returns, 10 Years [Percent]	5.80%
Premier Solutions Cornerstone | HartfordHighYieldFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund High Yield Bond
Portfolio Company Name [Text Block]	Hartford High Yield Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	12.58%
Average Annual Total Returns, 5 Years [Percent]	5.05%
Average Annual Total Returns, 10 Years [Percent]	3.88%
Premier Solutions Cornerstone | HartfordModerateAllocationFundClassR5Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Moderate Allocation
Portfolio Company Name [Text Block]	Hartford Moderate Allocation Fund - Class R5 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	12.91%
Average Annual Total Returns, 5 Years [Percent]	6.87%
Average Annual Total Returns, 10 Years [Percent]	4.55%
Premier Solutions Cornerstone | HartfordSmallCompanyHLSFundClassIBMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	Hartford Small Company HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	16.46%
Average Annual Total Returns, 5 Years [Percent]	11.51%
Average Annual Total Returns, 10 Years [Percent]	7.53%
Premier Solutions Cornerstone | HartfordTotalReturnBondFundClassR5Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	Hartford Total Return Bond Fund - Class R5 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company
Current Expenses [Percent]	0.44%
Average Annual Total Returns, 1 Year [Percent]	6.90%
Average Annual Total Returns, 5 Years [Percent]	1.88%
Average Annual Total Returns, 10 Years [Percent]	2.23%
Premier Solutions Cornerstone | HartfordTotalReturnBondHLSFundClassIBMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	Hartford Total Return Bond HLS Fund - Class IB (Closed to Contracts issued on or about 6/1/2010)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	6.69%
Average Annual Total Returns, 5 Years [Percent]	1.59%
Average Annual Total Returns, 10 Years [Percent]	2.07%
Premier Solutions Cornerstone | InvescoAmericanFranchiseFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Invesco American Franchise Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	40.91%
Average Annual Total Returns, 5 Years [Percent]	16.07%
Average Annual Total Returns, 10 Years [Percent]	11.56%
Premier Solutions Cornerstone | InvescoComstockFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Invesco Comstock Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	12.24%
Average Annual Total Returns, 5 Years [Percent]	13.41%
Average Annual Total Returns, 10 Years [Percent]	8.90%
Premier Solutions Cornerstone | InvescoDiscoveryMidCapGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Invesco Discovery Mid Cap Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	12.96%
Average Annual Total Returns, 5 Years [Percent]	12.49%
Average Annual Total Returns, 10 Years [Percent]	9.41%
Premier Solutions Cornerstone | InvescoDividendIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Invesco Dividend Income Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	7.02%
Average Annual Total Returns, 5 Years [Percent]	8.80%
Average Annual Total Returns, 10 Years [Percent]	7.88%
Premier Solutions Cornerstone | InvescoGlobalStrategicIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Bond
Portfolio Company Name [Text Block]	Invesco Global Strategic Income Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	8.65%
Average Annual Total Returns, 5 Years [Percent]	1.20%
Average Annual Total Returns, 10 Years [Percent]	1.37%
Premier Solutions Cornerstone | InvescoGrowthandIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Invesco Growth and Income Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	12.56%
Average Annual Total Returns, 5 Years [Percent]	11.79%
Average Annual Total Returns, 10 Years [Percent]	8.23%
Premier Solutions Cornerstone | InvescoInternationalBondFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Bond
Portfolio Company Name [Text Block]	Invesco International Bond Fund - Class A*
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	8.25%
Average Annual Total Returns, 5 Years [Percent]	0.03%
Average Annual Total Returns, 10 Years [Percent]	0.69%
Premier Solutions Cornerstone | InvescoInternationalDiversifiedFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	Invesco International Diversified Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.27%
Average Annual Total Returns, 1 Year [Percent]	15.43%
Average Annual Total Returns, 5 Years [Percent]	6.11%
Average Annual Total Returns, 10 Years [Percent]	3.74%
Premier Solutions Cornerstone | InvescoMainStreetFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Invesco Main Street Fund® - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	23.07%
Average Annual Total Returns, 5 Years [Percent]	13.60%
Average Annual Total Returns, 10 Years [Percent]	9.95%
Premier Solutions Cornerstone | InvescoMainStreetMidCapFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Invesco Main Street Mid Cap Fund® - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	14.48%
Average Annual Total Returns, 5 Years [Percent]	11.71%
Average Annual Total Returns, 10 Years [Percent]	7.54%
Premier Solutions Cornerstone | InvescoRealEstateFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Real Estate
Portfolio Company Name [Text Block]	Invesco Real Estate Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Invesco Asset Management Ltd
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	8.75%
Average Annual Total Returns, 5 Years [Percent]	5.62%
Average Annual Total Returns, 10 Years [Percent]	6.37%
Premier Solutions Cornerstone | InvescoRisingDividendsFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Invesco Rising Dividends Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	17.60%
Average Annual Total Returns, 5 Years [Percent]	13.82%
Average Annual Total Returns, 10 Years [Percent]	9.16%
Premier Solutions Cornerstone | InvescoSmallCapGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	Invesco Small Cap Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	12.66%
Average Annual Total Returns, 5 Years [Percent]	8.73%
Average Annual Total Returns, 10 Years [Percent]	7.35%
Premier Solutions Cornerstone | JanusHendersonEnterpriseFundClassSMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Janus Henderson Enterprise Fund - Class S
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	17.51%
Average Annual Total Returns, 5 Years [Percent]	13.16%
Average Annual Total Returns, 10 Years [Percent]	11.48%
Premier Solutions Cornerstone | JPMorganLargeCapGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	JPMorgan Large Cap Growth Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	34.28%
Average Annual Total Returns, 5 Years [Percent]	20.59%
Average Annual Total Returns, 10 Years [Percent]	15.11%
Premier Solutions Cornerstone | LKCMAquinasCatholicEquityFundMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	LKCM Aquinas Catholic Equity Fund*
Portfolio Company Adviser [Text Block]	Luther King Capital Management Corporation
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	14.07%
Average Annual Total Returns, 5 Years [Percent]	13.78%
Average Annual Total Returns, 10 Years [Percent]	8.72%
Premier Solutions Cornerstone | MassMutualRetireSMARTbyJPMorgan2020FundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2020
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan 2020 Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	10.94%
Average Annual Total Returns, 5 Years [Percent]	5.29%
Average Annual Total Returns, 10 Years [Percent]	4.16%
Premier Solutions Cornerstone | MassMutualRetireSMARTbyJPMorgan2025FundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2025
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan 2025 Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	12.23%
Average Annual Total Returns, 5 Years [Percent]	6.51%
Average Annual Total Returns, 10 Years [Percent]	4.92%
Premier Solutions Cornerstone | MassMutualRetireSMARTbyJPMorgan2030FundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2030
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan 2030 Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	13.89%
Average Annual Total Returns, 5 Years [Percent]	7.55%
Average Annual Total Returns, 10 Years [Percent]	5.47%
Premier Solutions Cornerstone | MassMutualRetireSMARTbyJPMorgan2035FundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2035
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan 2035 Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	16.21%
Average Annual Total Returns, 5 Years [Percent]	8.58%
Average Annual Total Returns, 10 Years [Percent]	5.98%
Premier Solutions Cornerstone | MassMutualRetireSMARTbyJPMorgan2040FundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2040
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan 2040 Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	17.56%
Average Annual Total Returns, 5 Years [Percent]	9.44%
Average Annual Total Returns, 10 Years [Percent]	6.36%
Premier Solutions Cornerstone | MassMutualRetireSMARTbyJPMorgan2045FundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2045
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan 2045 Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	18.48%
Average Annual Total Returns, 5 Years [Percent]	10.10%
Average Annual Total Returns, 10 Years [Percent]	6.68%
Premier Solutions Cornerstone | MassMutualRetireSMARTbyJPMorgan2050FundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2050
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan 2050 Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	18.84%
Average Annual Total Returns, 5 Years [Percent]	10.13%
Average Annual Total Returns, 10 Years [Percent]	6.84%
Premier Solutions Cornerstone | MassMutualRetireSMARTbyJPMorgan2055FundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2055
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan 2055 Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	18.88%
Average Annual Total Returns, 5 Years [Percent]	10.15%
Average Annual Total Returns, 10 Years [Percent]	6.88%
Premier Solutions Cornerstone | MassMutualRetireSMARTbyJPMorgan2060FundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2060
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan 2060 Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	18.75%
Average Annual Total Returns, 5 Years [Percent]	10.14%
Average Annual Total Returns, 10 Years [Percent]	8.14%
Premier Solutions Cornerstone | MassMutualRetireSMARTbyJPMorganinRetirementFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date Retirement
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan in Retirement Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	10.94%
Average Annual Total Returns, 5 Years [Percent]	4.92%
Average Annual Total Returns, 10 Years [Percent]	3.46%
Premier Solutions Cornerstone | MassMutualSelectTRowePriceRetirement2005FundClassM3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2000-2010
Portfolio Company Name [Text Block]	MassMutual Select T. Rowe Price Retirement 2005 Fund - Class M3*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	11.26%
Average Annual Total Returns, 5 Years [Percent]	5.43%
Average Annual Total Returns, 10 Years [Percent]	3.98%
Premier Solutions Cornerstone | MassMutualSelectTRowePriceRetirement2010FundClassM3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2000-2010
Portfolio Company Name [Text Block]	MassMutual Select T. Rowe Price Retirement 2010 Fund - Class M3*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	11.83%
Average Annual Total Returns, 5 Years [Percent]	5.90%
Average Annual Total Returns, 10 Years [Percent]	4.29%
Premier Solutions Cornerstone | MassMutualSelectTRowePriceRetirement2015FundClassM3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2015
Portfolio Company Name [Text Block]	MassMutual Select T. Rowe Price Retirement 2015 Fund - Class M3*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	12.37%
Average Annual Total Returns, 5 Years [Percent]	6.43%
Average Annual Total Returns, 10 Years [Percent]	4.59%
Premier Solutions Cornerstone | MassMutualSelectTRowePriceRetirement2020FundClassM3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2020
Portfolio Company Name [Text Block]	MassMutual Select T. Rowe Price Retirement 2020 Fund - Class M3*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	12.94%
Average Annual Total Returns, 5 Years [Percent]	7.07%
Average Annual Total Returns, 10 Years [Percent]	4.92%
Premier Solutions Cornerstone | MassMutualSelectTRowePriceRetirement2025FundClassM3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2025
Portfolio Company Name [Text Block]	MassMutual Select T. Rowe Price Retirement 2025 Fund - Class M3*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	13.92%
Average Annual Total Returns, 5 Years [Percent]	7.85%
Average Annual Total Returns, 10 Years [Percent]	5.37%
Premier Solutions Cornerstone | MassMutualSelectTRowePriceRetirement2030FundClassM3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2030
Portfolio Company Name [Text Block]	MassMutual Select T. Rowe Price Retirement 2030 Fund - Class M3*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	15.70%
Average Annual Total Returns, 5 Years [Percent]	8.65%
Average Annual Total Returns, 10 Years [Percent]	5.87%
Premier Solutions Cornerstone | MassMutualSelectTRowePriceRetirement2035FundClassM3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2035
Portfolio Company Name [Text Block]	MassMutual Select T. Rowe Price Retirement 2035 Fund - Class M3*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	17.56%
Average Annual Total Returns, 5 Years [Percent]	9.46%
Average Annual Total Returns, 10 Years [Percent]	6.38%
Premier Solutions Cornerstone | MassMutualSelectTRowePriceRetirement2040FundClassM3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2040
Portfolio Company Name [Text Block]	MassMutual Select T. Rowe Price Retirement 2040 Fund - Class M3*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	18.99%
Average Annual Total Returns, 5 Years [Percent]	10.12%
Average Annual Total Returns, 10 Years [Percent]	6.81%
Premier Solutions Cornerstone | MassMutualSelectTRowePriceRetirement2045FundClassM3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2045
Portfolio Company Name [Text Block]	MassMutual Select T. Rowe Price Retirement 2045 Fund - Class M3*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	19.90%
Average Annual Total Returns, 5 Years [Percent]	10.58%
Average Annual Total Returns, 10 Years [Percent]	7.12%
Premier Solutions Cornerstone | MassMutualSelectTRowePriceRetirement2050FundClassM3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2050
Portfolio Company Name [Text Block]	MassMutual Select T. Rowe Price Retirement 2050 Fund - Class M3*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	20.18%
Average Annual Total Returns, 5 Years [Percent]	10.64%
Average Annual Total Returns, 10 Years [Percent]	7.17%
Premier Solutions Cornerstone | MassMutualSelectTRowePriceRetirement2055FundClassM3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2055
Portfolio Company Name [Text Block]	MassMutual Select T. Rowe Price Retirement 2055 Fund - Class M3*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	20.25%
Average Annual Total Returns, 5 Years [Percent]	10.62%
Average Annual Total Returns, 10 Years [Percent]	7.15%
Premier Solutions Cornerstone | MassMutualSelectTRowePriceRetirement2060FundClassM3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2060
Portfolio Company Name [Text Block]	MassMutual Select T. Rowe Price Retirement 2060 Fund - Class M3*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	20.23%
Average Annual Total Returns, 5 Years [Percent]	10.62%
Average Annual Total Returns, 10 Years [Percent]	7.15%
Premier Solutions Cornerstone | MassMutualSelectTRowePriceRetirementBalancedFundClassM3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Moderately Conservative Allocation
Portfolio Company Name [Text Block]	MassMutual Select T. Rowe Price Retirement Balanced Fund - Class M3*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	10.73%
Average Annual Total Returns, 5 Years [Percent]	5.60%
Average Annual Total Returns, 10 Years [Percent]	4.09%
Premier Solutions Cornerstone | MFSGovernmentSecuritiesFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Government
Portfolio Company Name [Text Block]	MFS® Government Securities Fund - Class R3*
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	3.95%
Average Annual Total Returns, 5 Years [Percent]	0.11%
Average Annual Total Returns, 10 Years [Percent]	0.81%
Premier Solutions Cornerstone | MFSResearchInternationalFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	MFS® Research International Fund - Class R3*
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	13.10%
Average Annual Total Returns, 5 Years [Percent]	8.45%
Average Annual Total Returns, 10 Years [Percent]	4.04%
Premier Solutions Cornerstone | MFSValueFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	MFS® Value Fund - Class R3*
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	7.92%
Average Annual Total Returns, 5 Years [Percent]	11.24%
Average Annual Total Returns, 10 Years [Percent]	8.41%
Premier Solutions Cornerstone | NeubergerBermanSustainableEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Neuberger Berman Sustainable Equity Fund - Class A
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	26.53%
Average Annual Total Returns, 5 Years [Percent]	13.64%
Average Annual Total Returns, 10 Years [Percent]	9.77%
Premier Solutions Cornerstone | NuveenDividendGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Nuveen Dividend Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Nuveen Fund Advisors, LLC.
Portfolio Company Subadviser [Text Block]	Nuveen Asset Management, LLC
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	14.79%
Average Annual Total Returns, 5 Years [Percent]	13.61%
Average Annual Total Returns, 10 Years [Percent]	10.20%
Premier Solutions Cornerstone | PGIMJennisonNaturalResourcesFundIncClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Natural Resources
Portfolio Company Name [Text Block]	PGIM Jennison Natural Resources Fund, Inc. - Class A
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC
Current Expenses [Percent]	1.27%
Average Annual Total Returns, 1 Year [Percent]	(2.18%)
Average Annual Total Returns, 5 Years [Percent]	14.95%
Average Annual Total Returns, 10 Years [Percent]	1.43%
Premier Solutions Cornerstone | PioneerFundamentalGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Pioneer Fundamental Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	32.48%
Average Annual Total Returns, 5 Years [Percent]	17.38%
Average Annual Total Returns, 10 Years [Percent]	13.00%
Premier Solutions Cornerstone | PioneerGlobalSustainableEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Value
Portfolio Company Name [Text Block]	Pioneer Global Sustainable Equity Fund - Class A*
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	16.24%
Average Annual Total Returns, 5 Years [Percent]	13.70%
Average Annual Total Returns, 10 Years [Percent]	8.49%
Premier Solutions Cornerstone | PioneerMidCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Pioneer Mid Cap Value Fund - Class A
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	12.16%
Average Annual Total Returns, 5 Years [Percent]	12.46%
Average Annual Total Returns, 10 Years [Percent]	7.35%
Premier Solutions Cornerstone | PioneerSelectMidCapGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Pioneer Select Mid Cap Growth Fund - Class A (Closed to Contracts issued on or about 9/1/2009)
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	18.06%
Average Annual Total Returns, 5 Years [Percent]	10.46%
Average Annual Total Returns, 10 Years [Percent]	8.58%
Premier Solutions Cornerstone | PioneerStrategicIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Multisector Bond
Portfolio Company Name [Text Block]	Pioneer Strategic Income Fund - Class A
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	7.76%
Average Annual Total Returns, 5 Years [Percent]	2.61%
Average Annual Total Returns, 10 Years [Percent]	2.67%
Premier Solutions Cornerstone | PutnamCoreEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Putnam Core Equity Fund - Class A
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Putnam Investments Limited
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	27.68%
Average Annual Total Returns, 5 Years [Percent]	16.74%
Average Annual Total Returns, 10 Years [Percent]	11.87%
Premier Solutions Cornerstone | PutnamInternationalCapitalOpportunitiesFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Small/Mid Blend
Portfolio Company Name [Text Block]	Putnam International Capital Opportunities Fund - Class A
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	The Putnam Advisory Company, LLC; Putnam Investments Limited
Current Expenses [Percent]	1.58%
Average Annual Total Returns, 1 Year [Percent]	15.22%
Average Annual Total Returns, 5 Years [Percent]	8.38%
Average Annual Total Returns, 10 Years [Percent]	3.75%
Premier Solutions Cornerstone | PutnamLargeCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Putnam Large Cap Value Fund - Class A
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Putnam Investments Limited
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	15.40%
Average Annual Total Returns, 5 Years [Percent]	14.30%
Average Annual Total Returns, 10 Years [Percent]	10.12%
Premier Solutions Cornerstone | PutnamSustainableLeadersFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Putnam Sustainable Leaders Fund - Class A
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Putnam Investments Limited
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	26.25%
Average Annual Total Returns, 5 Years [Percent]	15.97%
Average Annual Total Returns, 10 Years [Percent]	12.54%
Premier Solutions Cornerstone | TRowePriceEquityIncomeFundClassRMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	T. Rowe Price Equity Income Fund - Class R
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.23%
Average Annual Total Returns, 1 Year [Percent]	9.06%
Average Annual Total Returns, 5 Years [Percent]	10.69%
Average Annual Total Returns, 10 Years [Percent]	7.38%
Premier Solutions Cornerstone | TRowePriceGrowthStockFundClassRMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	T. Rowe Price Growth Stock Fund - Class R
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	44.52%
Average Annual Total Returns, 5 Years [Percent]	12.74%
Average Annual Total Returns, 10 Years [Percent]	11.13%
Premier Solutions Cornerstone | TRowePriceRetirement2010FundRClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2000-2010
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2010 Fund - R Class
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	11.85%
Average Annual Total Returns, 5 Years [Percent]	5.91%
Average Annual Total Returns, 10 Years [Percent]	4.56%
Premier Solutions Cornerstone | TRowePriceRetirement2015FundRClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2015
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2015 Fund - R Class (Closed to Contracts issued on or about 5/2/2016)
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	12.34%
Average Annual Total Returns, 5 Years [Percent]	6.48%
Average Annual Total Returns, 10 Years [Percent]	5.01%
Premier Solutions Cornerstone | TRowePriceRetirement2020FundRClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2020
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2020 Fund - R Class
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	12.92%
Average Annual Total Returns, 5 Years [Percent]	7.11%
Average Annual Total Returns, 10 Years [Percent]	5.52%
Premier Solutions Cornerstone | TRowePriceRetirement2025FundRClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2025
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2025 Fund - R Class (Closed to Contracts issued on or about 5/2/2016)
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	13.97%
Average Annual Total Returns, 5 Years [Percent]	7.90%
Average Annual Total Returns, 10 Years [Percent]	6.05%
Premier Solutions Cornerstone | TRowePriceRetirement2030FundRClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2030
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2030 Fund - R Class
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	15.72%
Average Annual Total Returns, 5 Years [Percent]	8.70%
Average Annual Total Returns, 10 Years [Percent]	6.59%
Premier Solutions Cornerstone | TRowePriceRetirement2035FundRClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2035
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2035 Fund - R Class (Closed to Contracts issued on or about 5/2/2016)
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	17.58%
Average Annual Total Returns, 5 Years [Percent]	9.50%
Average Annual Total Returns, 10 Years [Percent]	7.05%
Premier Solutions Cornerstone | TRowePriceRetirement2040FundRClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2040
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2040 Fund - R Class
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	18.95%
Average Annual Total Returns, 5 Years [Percent]	10.14%
Average Annual Total Returns, 10 Years [Percent]	7.42%
Premier Solutions Cornerstone | TRowePriceRetirement2045FundRClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2045
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2045 Fund - R Class (Closed to Contracts issued on or about 5/2/2016)
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	19.89%
Average Annual Total Returns, 5 Years [Percent]	10.62%
Average Annual Total Returns, 10 Years [Percent]	7.67%
Premier Solutions Cornerstone | TRowePriceRetirement2050FundRClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2050
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2050 Fund - R Class
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	20.11%
Average Annual Total Returns, 5 Years [Percent]	10.68%
Average Annual Total Returns, 10 Years [Percent]	7.71%
Premier Solutions Cornerstone | TRowePriceRetirement2055FundRClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2055
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2055 Fund - R Class (Closed to Contracts issued on or about 5/2/2016)
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	20.14%
Average Annual Total Returns, 5 Years [Percent]	10.64%
Average Annual Total Returns, 10 Years [Percent]	7.67%
Premier Solutions Cornerstone | TRowePriceRetirement2060FundRClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2060
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2060 Fund - R Class (Closed to Contracts issued on or about 5/2/2016)
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	20.22%
Average Annual Total Returns, 5 Years [Percent]	10.65%
Average Annual Total Returns, 10 Years [Percent]	8.13%
Premier Solutions Cornerstone | TRowePriceRetirementBalancedFundRClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Moderately Conservative Allocation
Portfolio Company Name [Text Block]	T. Rowe Price Retirement Balanced Fund - R Class
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	10.86%
Average Annual Total Returns, 5 Years [Percent]	5.64%
Average Annual Total Returns, 10 Years [Percent]	4.16%
Premier Solutions Cornerstone | TempletonGlobalBondFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Bond
Portfolio Company Name [Text Block]	Templeton Global Bond Fund - Class A*
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	2.43%
Average Annual Total Returns, 5 Years [Percent]	(2.57%)
Average Annual Total Returns, 10 Years [Percent]	(0.62%)
Premier Solutions Cornerstone | TempletonGrowthFundIncClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Blend
Portfolio Company Name [Text Block]	Templeton Growth Fund, Inc. - Class A
Portfolio Company Adviser [Text Block]	Templeton Global Advisors Limited
Portfolio Company Subadviser [Text Block]	Templeton Asset Management Ltd.
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	20.98%
Average Annual Total Returns, 5 Years [Percent]	6.40%
Average Annual Total Returns, 10 Years [Percent]	3.22%
Premier Solutions Cornerstone | TIAACREFBondIndexFundRetirementClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core Bond
Portfolio Company Name [Text Block]	TIAA-CREF Bond Index Fund - Retirement Class
Portfolio Company Adviser [Text Block]	Teachers Advisors LLC
Current Expenses [Percent]	0.32%
Average Annual Total Returns, 1 Year [Percent]	5.48%
Average Annual Total Returns, 5 Years [Percent]	0.72%
Average Annual Total Returns, 10 Years [Percent]	1.44%
Premier Solutions Cornerstone | TIAACREFEquityIndexFundRetirementClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	TIAA-CREF Equity Index Fund - Retirement Class
Portfolio Company Adviser [Text Block]	Teachers Advisors LLC
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	25.59%
Average Annual Total Returns, 5 Years [Percent]	14.84%
Average Annual Total Returns, 10 Years [Percent]	11.17%
Premier Solutions Cornerstone | TIAACREFLargeCapGrowthIndexFundRetirementClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	TIAA-CREF Large-Cap Growth Index Fund - Retirement Class
Portfolio Company Adviser [Text Block]	Teachers Advisors LLC
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	42.29%
Average Annual Total Returns, 5 Years [Percent]	19.14%
Average Annual Total Returns, 10 Years [Percent]	14.51%
Premier Solutions Cornerstone | TIAACREFLargeCapValueIndexFundRetirementClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	TIAA-CREF Large-Cap Value Index Fund - Retirement Class
Portfolio Company Adviser [Text Block]	Teachers Advisors LLC
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	11.15%
Average Annual Total Returns, 5 Years [Percent]	10.61%
Average Annual Total Returns, 10 Years [Percent]	8.09%
Premier Solutions Cornerstone | TimothyPlanLargeMidCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Timothy Plan Large/Mid-Cap Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Timothy Partners Ltd
Portfolio Company Subadviser [Text Block]	Westwood Management Corp
Current Expenses [Percent]	1.34%
Average Annual Total Returns, 1 Year [Percent]	13.20%
Average Annual Total Returns, 5 Years [Percent]	12.70%
Average Annual Total Returns, 10 Years [Percent]	8.67%
Premier Solutions Cornerstone | VictorySycamoreSmallCompanyOpportunityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Victory Sycamore Small Company Opportunity Fund - Class A
Portfolio Company Adviser [Text Block]	Victory Capital Management Inc.
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	11.05%
Average Annual Total Returns, 5 Years [Percent]	11.30%
Average Annual Total Returns, 10 Years [Percent]	9.09%
Premier Solutions Cornerstone | VirtusNFJDividendValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Virtus NFJ Dividend Value Fund - Class A
Portfolio Company Adviser [Text Block]	Virtus Investment Advisers, Inc.
Portfolio Company Subadviser [Text Block]	NFJ Investment Group LLC - Dallas
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	19.14%
Average Annual Total Returns, 5 Years [Percent]	9.94%
Average Annual Total Returns, 10 Years [Percent]	6.85%
Premier Solutions Cornerstone | VirtusNFJSmallCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Virtus NFJ Small-Cap Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Virtus Investment Advisers, Inc.
Portfolio Company Subadviser [Text Block]	NFJ Investment Group LLC - Dallas
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	23.00%
Average Annual Total Returns, 5 Years [Percent]	8.70%
Average Annual Total Returns, 10 Years [Percent]	4.40%
Premier Solutions Cornerstone | LordAbbettValueOpportunitiesFundClassPMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Lord Abbett Value Opportunities Fund - Class P
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	1.36%
Average Annual Total Returns, 1 Year [Percent]	15.73%
Average Annual Total Returns, 5 Years [Percent]	10.45%
Average Annual Total Returns, 10 Years [Percent]	6.85%
Premier Solutions Cornerstone | FranklinHighIncomeFundClassA1Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund High Yield Bond
Portfolio Company Name [Text Block]	Franklin High Income Fund - Class A1*
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	9.75%
Average Annual Total Returns, 5 Years [Percent]	4.91%
Average Annual Total Returns, 10 Years [Percent]	3.40%
Premier Solutions Cornerstone | PutnamHighYieldFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund High Yield Bond
Portfolio Company Name [Text Block]	Putnam High Yield Fund - Class A
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Putnam Investments Limited
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	11.94%
Average Annual Total Returns, 5 Years [Percent]	4.47%
Average Annual Total Returns, 10 Years [Percent]	3.59%
Premier Solutions Cornerstone | AmericanFundsSMALLCAPWorldFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Small/Mid Stock
Portfolio Company Name [Text Block]	American Funds SMALLCAP World Fund® - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.31%
Average Annual Total Returns, 1 Year [Percent]	18.53%
Average Annual Total Returns, 5 Years [Percent]	10.24%
Average Annual Total Returns, 10 Years [Percent]	7.33%
Premier Solutions Cornerstone | DavisOpportunityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Davis Opportunity Fund - Class A
Portfolio Company Adviser [Text Block]	Davis Selected Advisers LP
Portfolio Company Subadviser [Text Block]	Davis Selected Advisers (New York) Inc
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	22.12%
Average Annual Total Returns, 5 Years [Percent]	13.16%
Average Annual Total Returns, 10 Years [Percent]	9.87%
Premier Solutions Cornerstone | FederatedHermesFundforUSGovernmentSecuritiesClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Government
Portfolio Company Name [Text Block]	Federated Hermes Fund for U.S. Government Securities - Class A*
Portfolio Company Adviser [Text Block]	Federated Investment Management Company
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	4.20%
Average Annual Total Returns, 5 Years [Percent]	(0.31%)
Average Annual Total Returns, 10 Years [Percent]	0.72%
Premier Solutions Cornerstone | FederatedHermesGlobalAllocationFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Allocation
Portfolio Company Name [Text Block]	Federated Hermes Global Allocation Fund - Class A*
Portfolio Company Adviser [Text Block]	Federated Global Investment Management Corp;Federated Investment Management Company;
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	11.23%
Average Annual Total Returns, 5 Years [Percent]	6.26%
Average Annual Total Returns, 10 Years [Percent]	4.02%
Premier Solutions Cornerstone | FederatedHermesInternationalLeadersFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Federated Hermes International Leaders Fund - Class A*
Portfolio Company Adviser [Text Block]	Federated Global Investment Management Corp
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	16.99%
Average Annual Total Returns, 5 Years [Percent]	10.27%
Average Annual Total Returns, 10 Years [Percent]	4.12%
Premier Solutions Cornerstone | FederatedHermesSustainableHighYieldBondFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund High Yield Bond
Portfolio Company Name [Text Block]	Federated Hermes Sustainable High Yield Bond Fund - Class A*
Portfolio Company Adviser [Text Block]	Federated Investment Management Company
Portfolio Company Subadviser [Text Block]	Hermes Investment Management Ltd
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	12.42%
Average Annual Total Returns, 5 Years [Percent]	4.69%
Average Annual Total Returns, 10 Years [Percent]	3.91%
Premier Solutions Cornerstone | FederatedHermesTotalReturnBondFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	Federated Hermes Total Return Bond Fund - Class A*
Portfolio Company Adviser [Text Block]	Federated Investment Management Company
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	4.59%
Average Annual Total Returns, 5 Years [Percent]	1.53%
Average Annual Total Returns, 10 Years [Percent]	1.83%
Premier Solutions Cornerstone | FranklinUSGovernmentSecuritiesFundClassA1Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Government
Portfolio Company Name [Text Block]	Franklin U.S. Government Securities Fund - Class A1*
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	4.37%
Average Annual Total Returns, 5 Years [Percent]	0.00%
Average Annual Total Returns, 10 Years [Percent]	0.69%
Premier Solutions Cornerstone | GeorgePutnamBalancedFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Moderate Allocation
Portfolio Company Name [Text Block]	George Putnam Balanced Fund - Class A
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Putnam Investments Limited
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	19.92%
Average Annual Total Returns, 5 Years [Percent]	10.47%
Average Annual Total Returns, 10 Years [Percent]	8.01%
Premier Solutions Cornerstone | GoldmanSachsCoreFixedIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core Bond
Portfolio Company Name [Text Block]	Goldman Sachs Core Fixed Income Fund - Class A*
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	5.99%
Average Annual Total Returns, 5 Years [Percent]	1.26%
Average Annual Total Returns, 10 Years [Percent]	1.65%
Premier Solutions Cornerstone | GoldmanSachsEquityIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Goldman Sachs Equity Income Fund - Class A*
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	8.13%
Average Annual Total Returns, 5 Years [Percent]	10.23%
Average Annual Total Returns, 10 Years [Percent]	7.50%
Premier Solutions Cornerstone | GoldmanSachsIncomeBuilderFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Moderately Conservative Allocation
Portfolio Company Name [Text Block]	Goldman Sachs Income Builder Fund - Class A*
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	10.43%
Average Annual Total Returns, 5 Years [Percent]	7.61%
Average Annual Total Returns, 10 Years [Percent]	4.92%
Premier Solutions Cornerstone | GoldmanSachsInternationalEquityESGFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Goldman Sachs International Equity ESG Fund - Class A*
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	15.46%
Average Annual Total Returns, 5 Years [Percent]	11.64%
Average Annual Total Returns, 10 Years [Percent]	4.78%
Premier Solutions Cornerstone | GoldmanSachsStrategicGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Goldman Sachs Strategic Growth Fund - Class A*
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	41.66%
Average Annual Total Returns, 5 Years [Percent]	17.19%
Average Annual Total Returns, 10 Years [Percent]	12.84%
Premier Solutions Cornerstone | GoldmanSachsUSEquityInsightsFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Goldman Sachs U.S. Equity Insights Fund - Class A*
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	23.11%
Average Annual Total Returns, 5 Years [Percent]	13.55%
Average Annual Total Returns, 10 Years [Percent]	10.60%
Premier Solutions Cornerstone | HartfordInternationalOpportunitiesHLSFundClassIBMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Hartford International Opportunities HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	11.45%
Average Annual Total Returns, 5 Years [Percent]	8.20%
Average Annual Total Returns, 10 Years [Percent]	3.98%
Premier Solutions Cornerstone | HartfordStockHLSFundClassIBMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Hartford Stock HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	7.45%
Average Annual Total Returns, 5 Years [Percent]	13.15%
Average Annual Total Returns, 10 Years [Percent]	10.41%
Premier Solutions Cornerstone | InvescoGlobalCoreEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Blend
Portfolio Company Name [Text Block]	Invesco Global Core Equity Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Invesco Asset Management Ltd
Current Expenses [Percent]	1.23%
Average Annual Total Returns, 1 Year [Percent]	21.79%
Average Annual Total Returns, 5 Years [Percent]	8.98%
Average Annual Total Returns, 10 Years [Percent]	5.35%
Premier Solutions Cornerstone | InvescoQualityIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Government
Portfolio Company Name [Text Block]	Invesco Quality Income Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	5.25%
Average Annual Total Returns, 5 Years [Percent]	0.23%
Average Annual Total Returns, 10 Years [Percent]	1.30%
Premier Solutions Cornerstone | MSIFGlobalOpportunityPortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Growth
Portfolio Company Name [Text Block]	MSIF Global Opportunity Portfolio - Class A
Portfolio Company Adviser [Text Block]	Morgan Stanley Investment Management, Inc.
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	49.29%
Average Annual Total Returns, 5 Years [Percent]	12.72%
Average Annual Total Returns, 10 Years [Percent]	12.65%
Premier Solutions Cornerstone | PutnamInternationalEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Putnam International Equity Fund - Class A
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Putnam Investments Limited; The Putnam Advisory Company LLC
Current Expenses [Percent]	1.26%
Average Annual Total Returns, 1 Year [Percent]	18.62%
Average Annual Total Returns, 5 Years [Percent]	9.03%
Average Annual Total Returns, 10 Years [Percent]	3.61%
Premier Solutions Cornerstone | PutnamLargeCapGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Putnam Large Cap Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Putnam Investments Limited
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	44.23%
Average Annual Total Returns, 5 Years [Percent]	18.37%
Average Annual Total Returns, 10 Years [Percent]	14.28%
Premier Solutions Cornerstone | PutnamResearchFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Putnam Research Fund - Class A
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Putnam Investments Limite; The Putnam Advisory Company LLC
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	28.83%
Average Annual Total Returns, 5 Years [Percent]	16.09%
Average Annual Total Returns, 10 Years [Percent]	11.88%
Premier Solutions Cornerstone | LordAbbettAffiliatedFundIncClassPMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Lord Abbett Affiliated Fund, Inc. - Class P
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	10.00%
Average Annual Total Returns, 5 Years [Percent]	9.27%
Average Annual Total Returns, 10 Years [Percent]	7.69%
Premier Solutions Cornerstone | LordAbbettBondDebentureFundIncClassPMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Multisector Bond
Portfolio Company Name [Text Block]	Lord Abbett Bond-Debenture Fund, Inc. - Class P
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	6.40%
Average Annual Total Returns, 5 Years [Percent]	3.07%
Average Annual Total Returns, 10 Years [Percent]	3.45%
Premier Solutions Cornerstone | LordAbbettDevelopingGrowthFundClassPMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	Lord Abbett Developing Growth Fund - Class P
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	8.07%
Average Annual Total Returns, 5 Years [Percent]	9.05%
Average Annual Total Returns, 10 Years [Percent]	6.70%
Premier Solutions Cornerstone | LordAbbettDividendGrowthFundClassPMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Lord Abbett Dividend Growth Fund - Class P
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	15.68%
Average Annual Total Returns, 5 Years [Percent]	13.04%
Average Annual Total Returns, 10 Years [Percent]	9.97%
Premier Solutions Cornerstone | LordAbbettFundamentalEquityFundClassPMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Lord Abbett Fundamental Equity Fund - Class P
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	12.65%
Average Annual Total Returns, 5 Years [Percent]	10.69%
Average Annual Total Returns, 10 Years [Percent]	7.37%
Premier Solutions Cornerstone | LordAbbettGrowthOpportunitiesFundClassPMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Lord Abbett Growth Opportunities Fund - Class P
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	10.26%
Average Annual Total Returns, 5 Years [Percent]	8.83%
Average Annual Total Returns, 10 Years [Percent]	7.03%
Premier Solutions Cornerstone | LordAbbettTotalReturnFundClassPMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	Lord Abbett Total Return Fund - Class P
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	5.65%
Average Annual Total Returns, 5 Years [Percent]	0.96%
Average Annual Total Returns, 10 Years [Percent]	1.57%
Premier Solutions Cornerstone | ParticipantLoanMember
Prospectus:
Name of Benefit [Text Block]	Participant Loan
Purpose of Benefit [Text Block]	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.
Standard Benefit [Flag]	true
Standard Benefit Expense, Maximum [Dollars]	$ 50.00
Brief Restrictions / Limitations [Text Block]	•Must be permitted by the Code and the terms of the Plan.BenefitPurposeWhether Benefit Is Standard or OptionalMaximum FeeRestrictions/Limitations
Name of Benefit [Text Block]	Participant Loan
Operation of Benefit [Text Block]	Participant Loans During the Accumulation Period, a Participant under a Tax-sheltered Annuity plan may request a loan from his or her Participant Account, if permitted by the Plan. Loans from a Participant’s Account may not be available in all states or may be subject to restrictions. When you initiate a loan from your Participant Account, We deduct a loan set-up fee of $50. In addition, while your loan is outstanding, We deduct a $50 annual loan administration fee from your Participant Account on a quarterly basis. We deduct 25 percent of the annual fee on the last Valuation Day of each quarter, or from the proceeds of a full Surrender of your Participant Account. When you take a loan from your Participant Account, for record-keeping purposes, an amount equal to your loan, plus interest, is placed into a loan account. When you make loan repayments, the amount of the loan account decreases until your loan account is re-paid in full. You must pay back your loan according to the payment schedule set by the terms of your loan agreement. The loan agreement describes the terms, conditions, and any fees or charges of your loan. Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Account. The longer a loan is outstanding, the greater the impact on the Participant’s Account is likely to be. Also, if not repaid, the outstanding loan balance will reduce the death benefit otherwise payable to the Beneficiary.
Premier Solutions Cornerstone | SystemicWithdrawalOptionMember
Prospectus:
Name of Benefit [Text Block]	Systemic Withdrawal Option
Purpose of Benefit [Text Block]	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Limited to Participants who have terminated their employment with the Employer;•Duration of payments may not extend beyond the Participant’s life expectancy;•A Participant may not elect the Systemic Withdrawal Option if there is an outstanding Loan.
Name of Benefit [Text Block]	Systemic Withdrawal Option
Premier Solutions Cornerstone | Standard Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Death Benefit
Purpose of Benefit [Text Block]	If the participant dies during the Accumulation Period, then the type of death benefit paid depends on whether the participant died (a) before age 65, or (b) on or after age 65. If the participant died before age 65, a Minimum Death Benefit is payable to the Beneficiary, which is generally the greater of the greater of (a) the value of the Participant Account and (b) 100% of the Contributions to the Participant Account less prior Surrenders and outstanding Participant loans.If the participant dies on or after age 65, then the Contract pays a death benefit equal to the Participant Account Value, less any outstanding charges and loan balances.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	1.25%
Brief Restrictions / Limitations [Text Block]	•For Minimum Death Benefit, value of Participant account measured on date that all completed paperwork received for all states except IL. In IL, measured on date Due Proof of Death is received.•The deduction of advisory fees will reduce your death benefit.
Name of Benefit [Text Block]	Death Benefit
Operation of Benefit [Text Block]	Death Benefits Determination of the Beneficiary: The Beneficiary is the person or persons designated to receive payment of the death benefit upon the death of the Participant. If no designated Beneficiary remains living at the death of the Participant, the Participant’s estate is the Beneficiary. Death before the Annuity Commencement Date: • Death prior to age 65: If the Participant dies before the Annuity Commencement Date or the Participant’s attainment of age 65 (whichever comes first) the Minimum Death Benefit is payable to the Beneficiary. The Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. For Contracts purchased in Illinois, the Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. To the extent you have Related Contracts under your plan, we may take into consideration corresponding Participant Account values, Contributions, Surrenders, or loan indebtedness in calculating the Minimum Death Benefit. The value of a Participant’s Account on any Valuation Day before the Annuity Commencement Date will be reduced by any applicable Premium Taxes not already deducted. • Death on or after age 65: If the Participant dies before the Annuity Commencement Date but on or after the Participant’s 65th birthday, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices. For Contracts purchased in Illinois, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death at our Administrative Offices. Calculation of the death benefit: Except for Contracts purchased in Illinois, if the Participant dies before the Annuity Commencement Date, the death benefit will be calculated as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction. The death benefit remains invested in the Separate Account and/or General Account option according to your last instructions until the proceeds are paid or we receive new settlement instructions from the Beneficiary. During the time period between our receipt of Due Proof of Death and our receipt of the completed settlement instructions, the calculated death benefit will be subject to market fluctuations. Upon receipt of complete settlement instructions, we will calculate the payable amount. If the proceeds are taken in a single sum, payment will normally be made within seven days of our receipt of completed settlement instructions. You may apply the death benefit payment to any one of the Annuity payout options (See “Annuity Payout Options”) instead of receiving the death benefit payment in a single sum. An election to receive payment of death benefits under an Annuity payout option must be made before a lump sum settlement and within one year after the death by written notice to us at our Administrative Offices. Proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payouts will become operative unless the initial Annuity payout is at least $20 on either a variable or fixed basis, or $20 on each basis when a combination benefit is elected. The manner in which the Annuity payouts are determined and in which they may vary from month to month are the same as applicable to a Participant’s Account after retirement (See “Contract Value”). Death on or after the Annuity Commencement Date: If the Annuitant dies on or after the Annuity Commencement Date, there may be no payout at death unless the Annuitant has elected an Annuity payout option that permits the Beneficiary to elect to continue Annuity payouts or to receive the computed value.
Premier Solutions Cornerstone | Percent125Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	$ 8,175
Surrender Expense, 3 Years, Maximum [Dollars]	13,798
Surrender Expense, 5 Years, Maximum [Dollars]	19,513
Surrender Expense, 10 Years, Maximum [Dollars]	38,402
Annuitized Expense, 1 Year, Maximum [Dollars]	3,607
Annuitized Expense, 3 Years, Maximum [Dollars]	10,972
Annuitized Expense, 5 Years, Maximum [Dollars]	18,542
Annuitized Expense, 10 Years, Maximum [Dollars]	38,402
No Surrender Expense, 1 Year, Maximum [Dollars]	3,607
No Surrender Expense, 3 Years, Maximum [Dollars]	10,972
No Surrender Expense, 5 Years, Maximum [Dollars]	18,542
No Surrender Expense, 10 Years, Maximum [Dollars]	38,402
Premier Solutions Cornerstone | Percent105Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	7,981
Surrender Expense, 3 Years, Maximum [Dollars]	13,215
Surrender Expense, 5 Years, Maximum [Dollars]	18,541
Surrender Expense, 10 Years, Maximum [Dollars]	36,555
Annuitized Expense, 1 Year, Maximum [Dollars]	3,402
Annuitized Expense, 3 Years, Maximum [Dollars]	10,369
Annuitized Expense, 5 Years, Maximum [Dollars]	17,559
Annuitized Expense, 10 Years, Maximum [Dollars]	36,555
No Surrender Expense, 1 Year, Maximum [Dollars]	3,402
No Surrender Expense, 3 Years, Maximum [Dollars]	10,369
No Surrender Expense, 5 Years, Maximum [Dollars]	17,559
No Surrender Expense, 10 Years, Maximum [Dollars]	36,555
Premier Solutions Cornerstone | Percent085Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	7,786
Surrender Expense, 3 Years, Maximum [Dollars]	12,628
Surrender Expense, 5 Years, Maximum [Dollars]	17,561
Surrender Expense, 10 Years, Maximum [Dollars]	34,672
Annuitized Expense, 1 Year, Maximum [Dollars]	3,197
Annuitized Expense, 3 Years, Maximum [Dollars]	9,764
Annuitized Expense, 5 Years, Maximum [Dollars]	16,568
Annuitized Expense, 10 Years, Maximum [Dollars]	34,672
No Surrender Expense, 1 Year, Maximum [Dollars]	3,197
No Surrender Expense, 3 Years, Maximum [Dollars]	9,764
No Surrender Expense, 5 Years, Maximum [Dollars]	16,568
No Surrender Expense, 10 Years, Maximum [Dollars]	34,672
Premier Solutions Cornerstone | Percent075Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	7,689
Surrender Expense, 3 Years, Maximum [Dollars]	12,334
Surrender Expense, 5 Years, Maximum [Dollars]	17,068
Surrender Expense, 10 Years, Maximum [Dollars]	33,715
Annuitized Expense, 1 Year, Maximum [Dollars]	3,095
Annuitized Expense, 3 Years, Maximum [Dollars]	9,461
Annuitized Expense, 5 Years, Maximum [Dollars]	16,069
Annuitized Expense, 10 Years, Maximum [Dollars]	33,715
No Surrender Expense, 1 Year, Maximum [Dollars]	3,095
No Surrender Expense, 3 Years, Maximum [Dollars]	9,461
No Surrender Expense, 5 Years, Maximum [Dollars]	16,069
No Surrender Expense, 10 Years, Maximum [Dollars]	33,715
Premier Solutions Cornerstone | Percent065Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	7,591
Surrender Expense, 3 Years, Maximum [Dollars]	12,040
Surrender Expense, 5 Years, Maximum [Dollars]	16,568
Surrender Expense, 10 Years, Maximum [Dollars]	32,750
Annuitized Expense, 1 Year, Maximum [Dollars]	2,992
Annuitized Expense, 3 Years, Maximum [Dollars]	9,156
Annuitized Expense, 5 Years, Maximum [Dollars]	15,568
Annuitized Expense, 10 Years, Maximum [Dollars]	32,750
No Surrender Expense, 1 Year, Maximum [Dollars]	2,992
No Surrender Expense, 3 Years, Maximum [Dollars]	9,156
No Surrender Expense, 5 Years, Maximum [Dollars]	15,568
No Surrender Expense, 10 Years, Maximum [Dollars]	32,750
Premier Solutions Cornerstone | Percent050Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	7,445
Surrender Expense, 3 Years, Maximum [Dollars]	11,597
Surrender Expense, 5 Years, Maximum [Dollars]	15,813
Surrender Expense, 10 Years, Maximum [Dollars]	31,283
Annuitized Expense, 1 Year, Maximum [Dollars]	2,839
Annuitized Expense, 3 Years, Maximum [Dollars]	8,699
Annuitized Expense, 5 Years, Maximum [Dollars]	14,813
Annuitized Expense, 10 Years, Maximum [Dollars]	31,283
No Surrender Expense, 1 Year, Maximum [Dollars]	2,839
No Surrender Expense, 3 Years, Maximum [Dollars]	8,699
No Surrender Expense, 5 Years, Maximum [Dollars]	14,813
No Surrender Expense, 10 Years, Maximum [Dollars]	31,283
Premier Solutions Cornerstone | Percent035Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	7,299
Surrender Expense, 3 Years, Maximum [Dollars]	11,152
Surrender Expense, 5 Years, Maximum [Dollars]	15,053
Surrender Expense, 10 Years, Maximum [Dollars]	29,794
Annuitized Expense, 1 Year, Maximum [Dollars]	2,685
Annuitized Expense, 3 Years, Maximum [Dollars]	8,240
Annuitized Expense, 5 Years, Maximum [Dollars]	14,053
Annuitized Expense, 10 Years, Maximum [Dollars]	29,794
No Surrender Expense, 1 Year, Maximum [Dollars]	2,685
No Surrender Expense, 3 Years, Maximum [Dollars]	8,240
No Surrender Expense, 5 Years, Maximum [Dollars]	14,053
No Surrender Expense, 10 Years, Maximum [Dollars]	29,794
Premier Solutions Cornerstone | Percent015Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	7,104
Surrender Expense, 3 Years, Maximum [Dollars]	10,558
Surrender Expense, 5 Years, Maximum [Dollars]	14,032
Surrender Expense, 10 Years, Maximum [Dollars]	27,773
Annuitized Expense, 1 Year, Maximum [Dollars]	2,480
Annuitized Expense, 3 Years, Maximum [Dollars]	7,626
Annuitized Expense, 5 Years, Maximum [Dollars]	13,032
Annuitized Expense, 10 Years, Maximum [Dollars]	27,773
No Surrender Expense, 1 Year, Maximum [Dollars]	2,480
No Surrender Expense, 3 Years, Maximum [Dollars]	7,626
No Surrender Expense, 5 Years, Maximum [Dollars]	13,032
No Surrender Expense, 10 Years, Maximum [Dollars]	27,773
Premier Solutions Cornerstone | Percent000Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	6,958
Surrender Expense, 3 Years, Maximum [Dollars]	10,110
Surrender Expense, 5 Years, Maximum [Dollars]	13,260
Surrender Expense, 10 Years, Maximum [Dollars]	26,232
Annuitized Expense, 1 Year, Maximum [Dollars]	2,326
Annuitized Expense, 3 Years, Maximum [Dollars]	7,164
Annuitized Expense, 5 Years, Maximum [Dollars]	12,261
Annuitized Expense, 10 Years, Maximum [Dollars]	26,232
No Surrender Expense, 1 Year, Maximum [Dollars]	2,326
No Surrender Expense, 3 Years, Maximum [Dollars]	7,164
No Surrender Expense, 5 Years, Maximum [Dollars]	12,261
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 26,232
Premier Solutions Chicago Public Schools
Prospectus:
Fees and Expenses [Text Block]
FEES AND EXPENSES	LOCATION IN PROSPECTUS
Charges for Early Withdrawals
You do not pay a sales charge at the time you make a Contribution to your
Participant Account. But you may pay a Contingent Deferred Sales Charge
(“CDSC”) if you fully or partially surrender your Participant Account Value during the first five Contract Years. No CDSC applies in the sixth Contract
Year or later.

For example, if you made a withdrawal of $100,000.00 (a partial surrender)
from your Participant Account Value during your first Contract Year, you would pay a maximum CDSC of $5,000.00.
Contract Charges: Contingent Deferred Sales Charge
Transaction Charges
In addition to the Contingent Deferred Surrender Charge, you may be
charged for other transactions. These may include fees to set up and administer a Loan from your Participant Account Value, charges for Premium
Taxes that are imposed by a State or other government entity, or a Transfer
Fee for transfers among the Sub-Accounts that exceed twelve transfers in a
Contract Year.
Contract Charges: Loan Fees; Premium Taxes; and Transfer Fees
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year.
Please refer to your Contract specifications page for information about the specific fees you will pay each year.

The fees and expenses don’t reflect advisory fees that are paid to investment advisors from the Participant Account. If such charges were reflected, such fees and expenses would be higher.
				Fee Table: Participant Transaction Expenses; Annual Contract Expenses; Annual Underlying Funds Operating Expenses
	Annual Fee	Minimum	Maximum
	Base Contract[1]	0%	1.35%
	Investment options (Fund fees and expenses)[2]	0.14%	1.71%
	1 As a percentage of Total Value of Participant Accounts under the Contract. [2] As a percentage of Underlying Fund assets.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

Lowest Annual Cost: $1,277	Highest Annual Cost: $2,561
Assumes: Investment of $100,000 •5% annual appreciation •Least expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals	Assumes: Investment of $100,000 •5% annual appreciation •Most expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or
Other Plan or Participant Charges	Any plan-specific fees.	Fee Table: Participant Transaction Expenses

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals
You do not pay a sales charge at the time you make a Contribution to your
Participant Account. But you may pay a Contingent Deferred Sales Charge
(“CDSC”) if you fully or partially surrender your Participant Account Value during the first five Contract Years. No CDSC applies in the sixth Contract
Year or later.

For example, if you made a withdrawal of $100,000.00 (a partial surrender)
from your Participant Account Value during your first Contract Year, you would pay a maximum CDSC of $5,000.00.
Contract Charges: Contingent Deferred Sales Charge

Surrender Charge Phaseout Period, Years | yr	5
Surrender Charge Example Maximum [Dollars]	$ 5,000.00
Transaction Charges [Text Block]
Transaction Charges
In addition to the Contingent Deferred Surrender Charge, you may be
charged for other transactions. These may include fees to set up and administer a Loan from your Participant Account Value, charges for Premium
Taxes that are imposed by a State or other government entity, or a Transfer
Fee for transfers among the Sub-Accounts that exceed twelve transfers in a
Contract Year.
Contract Charges: Loan Fees; Premium Taxes; and Transfer Fees

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year.
Please refer to your Contract specifications page for information about the specific fees you will pay each year.

The fees and expenses don’t reflect advisory fees that are paid to investment advisors from the Participant Account. If such charges were reflected, such fees and expenses would be higher.
				Fee Table: Participant Transaction Expenses; Annual Contract Expenses; Annual Underlying Funds Operating Expenses
	Annual Fee	Minimum	Maximum
	Base Contract[1]	0%	1.35%
	Investment options (Fund fees and expenses)[2]	0.14%	1.71%
	1 As a percentage of Total Value of Participant Accounts under the Contract. [2] As a percentage of Underlying Fund assets.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

Lowest Annual Cost: $1,277	Highest Annual Cost: $2,561
Assumes: Investment of $100,000 •5% annual appreciation •Least expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals	Assumes: Investment of $100,000 •5% annual appreciation •Most expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or
Other Plan or Participant Charges	Any plan-specific fees.	Fee Table: Participant Transaction Expenses

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	0.00%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.35%
Base Contract (N-4) Footnotes [Text Block]	1 As a percentage of Total Value of Participant Accounts under the Contract.
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.14%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.71%
Investment Options Footnotes [Text Block]	2 As a percentage of Underlying Fund assets.
Lowest and Highest Annual Cost [Table Text Block]
Lowest Annual Cost: $1,277	Highest Annual Cost: $2,561
Assumes: Investment of $100,000 •5% annual appreciation •Least expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals	Assumes: Investment of $100,000 •5% annual appreciation •Most expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or
Other Plan or Participant Charges	Any plan-specific fees.	Fee Table: Participant Transaction Expenses

Lowest Annual Cost [Dollars]	$ 1,277
Highest Annual Cost [Dollars]	$ 2,561
Risks [Table Text Block]
RISKS		LOCATION IN PROSPECTUS
Risk of Loss	You can lose money by investing in this Contract, including loss of principal and prior credited earnings.	Principal Risks
Not a Short Term Investment
The Contract is designed as a long-term accumulation Investment for retirement savings. It is not designed for short term investment and is not appropriate for an investor who needs ready access to cash.
Principal Risks
Risks Associated with Investment Options
•An investment in this Contract is subject to the risk of poor investment performance of the Underlying Funds available under the Contract.
•Each Underlying Fund has its own unique risks.
•You should review the prospectus for each Underlying Fund before making an investment decision.
Principal Risks
Insurance Company Risks
Any obligations, guarantees, and benefits of the Contract are subject to the claims- paying ability of the Talcott Resolution. If Talcott Resolution experiences financial distress, it may not be able to meet its obligations to you.
More information about Talcott Resolution, including its financial strength ratings, is available upon request. You may make such request by calling 844-
804-8989 or visiting https://www.talcottresolution.com
Principal Risks

Investment Restrictions [Text Block]	Talcott may add or remove an Underlying Fund as an investment option under the Contract or to limit its availability to new Contributions or Transfers of Participant Account Value
Optional Benefit Restrictions [Text Block]	Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-account will apply only to amounts remaining in the Sub-accounts. A loan that is not repaid will also reduce the death benefit.If the Participant elects to pay third-party advisory fees out of the Contract, they may be subject to federal and state taxes, and a 10% federal tax penalty may apply if the Participant is under age 59 1∕2.
Tax Implications [Text Block]	•You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.•Because you purchase the Contract through a qualified retirement plan, it does not provide any additional tax benefit.•Earnings on your Contract are generally taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59 1∕2.
Investment Professional Compensation [Text Block]	Your registered representative may receive compensation in the form of commissions for selling this Contract to you. Such compensation may influence your registered representative to recommend this Contract over another investment.
Exchanges [Text Block]	Because this Contract is no longer available for sale, it should not be offered to you in exchange for another annuity contract that you own. But you should be aware, in general, that some investment professionals have a financial incentive
Item 4. Fee Table [Text Block]	Fee Table The following tables describe the fees and expenses that you, as a Participant, will pay when opening, holding and surrendering amounts from your Participant Account. Please contact your Plan Administrator for information about the specific fees you will pay each year under the Contract. Please note that there may be additional extra-contractual fees and charges that are not reflected in the Fee Tables, such as custodial or advisory fees that are plan and/or Participant specific, and if such costs were reflected, the cost would be higher. Depending on the type of charge, these may reduce your Participant Account Value and/or could have tax consequences. See the Section “Plan Related Expenses” under “Contract Charges” later in this Prospectus. The Contract may be available to third-party intermediaries who may charge you a fee for their services in addition to Contract fees and expenses. If you wish to pay these fees from your Covered Account Value, then the deduction will reduce the death benefit and may be subject to state and federal income taxes and a 10% federal penalty tax may apply if you are under age 59 1∕2. The first table describes the fees and expenses you will pay at the time you make contributions to, withdrawals from, request a Loan from, surrender you Participant Account value, or transfer Participant Account value between Sub-Accounts. State Premium Tax may also be deducted.Participant Transaction Expenses
Sales Load on Premium Payments	None
Maximum Surrender Charge (as a % of each premium payment withdrawn)(1)	5%
Transfer Processing Fee	After the first 12 transfers in a Contract Year, we may charge $5 for each additional transfer during that Contract Year. There is no fee for the first 12 transfers during a Contract Year.
Loan Set-up Fee	$50
The next table describes the fees that you will pay each year during the time that you hold Participant Account value under the Contract (not including Underlying Fund fees and expenses). Annual Contract Expenses
	Maximum Fee	Minimum Fee
Annual Maintenance Fee(2)	$30	$0.00
Base Contract Fee (as a percentage of average daily Sub-Account value)(3)	1.25%	0.00%
Annual Loan Administration Fee(4)	$50.00	$50.00
The next item shows the minimum and maximum total operating expenses charged by the Underlying Funds as of December 31, 2023 that you may pay periodically during the time that you participate in the Contract. A complete list of the Underlying Funds available under the Contract, including their annual expenses, may be found at the back of this Prospectus in Appendix A – Underlying Funds.
Annual Underlying Funds Operating Expenses	Minimum	Maximum
Expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses	0.14%	1.71%
_____________________________________________________________________________________________ (1)We do not deduct a charge for sales expenses from premiums at the time they are paid. However, We may deduct a surrender charge when a premium is withdrawn upon a surrender or partial surrender or applied to certain annuity options during the first five years following the payment of that premium. The surrender charge is calculated as a percentage of the premium payment being withdrawn or annuitized during the applicable Premium Year. The amount of the surrender charge decreases over time, measured from the date the premium payment is credited to the Contract. The surrender charge percentages are shown below.
Premium Years Since Payment of Premium	1	2	3	4	5	6+
Charge (%)	5	4	3	2	1	0
(2)The Annual Maintenance Fee is deducted from each Participant Account on a quarterly basis. The maximum Annual Maintenance Fee is $30.00. The current Annual Maintenance Fee varies with the Average Participant Account Value under the Contract. For Average Participant Account Values between $0 and $19,999.00, the Annual Maintenance Fee is $20.00, for Average Participant Account Values between $20,000.00 and 39,000.00, the Annual Maintenance Fee is $10.00 and for Average Participant Account Values over $40,000.00, the Annual Maintenance Fee is $0.(3)The Base Contract Fee consists of the Mortality and Expense Risk and Administrative Charge, which varies with the total value of Participant Accounts under the Contract. The Mortality and Expense Risk and Administrative Charge is either deducted daily (Method 1) or quarterly (Method 2), depending on which method is selected by your Employer.(4)This fee does not include an interest charged under the terms of the loan.
Transaction Expenses [Table Text Block]	Participant Transaction Expenses
Sales Load on Premium Payments	None
Maximum Surrender Charge (as a % of each premium payment withdrawn)(1)	5%
Transfer Processing Fee	After the first 12 transfers in a Contract Year, we may charge $5 for each additional transfer during that Contract Year. There is no fee for the first 12 transfers during a Contract Year.
Loan Set-up Fee	$50

Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	5.00%
Deferred Sales Load, Footnotes [Text Block]	We do not deduct a charge for sales expenses from premiums at the time they are paid. However, We may deduct a surrender charge when a premium is withdrawn upon a surrender or partial surrender or applied to certain annuity options during the first five years following the payment of that premium. The surrender charge is calculated as a percentage of the premium payment being withdrawn or annuitized during the applicable Premium Year. The amount of the surrender charge decreases over time, measured from the date the premium payment is credited to the Contract. The surrender charge percentages are shown below.
Premium Years Since Payment of Premium	1	2	3	4	5	6+
Charge (%)	5	4	3	2	1	0

Exchange Fee, Maximum [Dollars]	$ 5
Other Transaction Fee, Maximum [Dollars]	$ 50
Annual Contract Expenses [Table Text Block]	Annual Contract Expenses
	Maximum Fee	Minimum Fee
Annual Maintenance Fee(2)	$30	$0.00
Base Contract Fee (as a percentage of average daily Sub-Account value)(3)	1.25%	0.00%
Annual Loan Administration Fee(4)	$50.00	$50.00

Administrative Expense, Maximum [Dollars]	$ 30
Administrative Expense, Minimum [Dollars]	$ 0.00
Administrative Expense, Footnotes [Text Block]	The Annual Maintenance Fee is deducted from each Participant Account on a quarterly basis. The maximum Annual Maintenance Fee is $30.00. The current Annual Maintenance Fee varies with the Average Participant Account Value under the Contract. For Average Participant Account Values between $0 and $19,999.00, the Annual Maintenance Fee is $20.00, for Average Participant Account Values between $20,000.00 and 39,000.00, the Annual Maintenance Fee is $10.00 and for Average Participant Account Values over $40,000.00, the Annual Maintenance Fee is $0.
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.25%
Base Contract Expense (of Average Account Value), Minimum [Percent]	0.00%
Base Contract Expense, Footnotes [Text Block]	The Base Contract Fee consists of the Mortality and Expense Risk and Administrative Charge, which varies with the total value of Participant Accounts under the Contract. The Mortality and Expense Risk and Administrative Charge is either deducted daily (Method 1) or quarterly (Method 2), depending on which method is selected by your Employer.
Other Annual Expense, Maximum [Dollars]	$ 50.00
Other Annual Expense, Minimum [Dollars]	$ 50.00
Other Annual Expense, Footnotes [Text Block]	This fee does not include an interest charged under the terms of the loan.
Annual Portfolio Company Expenses [Table Text Block]
Annual Underlying Funds Operating Expenses	Minimum	Maximum
Expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses	0.14%	1.71%

Portfolio Company Expenses [Text Block]	Expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses
Portfolio Company Expenses Minimum [Percent]	0.14%
Portfolio Company Expenses Maximum [Percent]	1.71%
Item 5. Principal Risks [Table Text Block]	Principal Risks of Investing in the Contract Not a Short Term Investment Vehicle. The Contract is designed for retirement savings or other long-term purposes. It is not appropriate for investors who need ready access to cash. Risks Associated with Underlying Funds. The value of your investment and any returns will depend on the performance of the Underlying Fund(s) you select. You bear the risk of any decline in your Participant Account value resulting from the Underlying Fund(s)’ performance. Company’s Claims Paying Ability. Guarantees and benefits provided by the Talcott Resolution are subject to the financial strength and claims paying ability of the company. If the Talcott experiences financial difficulty, it may not be able to make guaranteed payments that exceed the assets in the Separate Account. Deduction of Third-Party Advisory Fees. Risks relating to the deduction of advisory fees will reduce your Participant Account Value and subject to state and federal income tax, as well as a 10% federal penalty tax if the Participant is under age 59 1/2. Limitations on Surrenders and Withdrawals. During the first five Contract Years we will deduct a Contingent Deferred Surrender Charge if you surrender or take a withdrawal from the Contract. You should purchase the Contract only if you have the ability to keep it in force for a substantial period of time. Contract Suspension. The Contract may be suspended where new Contributions and new Participant Accounts may be prohibited. Tax Consequences. Withdrawals are generally taxable as ordinary income. Withdrawals before age 59 1∕2 may be subject to a tax penalty. Cyber Security and Business Continuity Risk. Our business is highly dependent upon the effective operation of our computer systems and those of our business partners and service providers. Our business is therefore vulnerable to disruptions from utility outages and susceptible to operational and information security risks resulting from system failures and cybersecurity incidents. These risks include, among other things, the theft, misuse, corruption and destruction of electronic data, interference with or denial of service, attacks on systems or websites and other operational disruptions that could severely impede our ability to conduct our business and administer the Contract. Financial services companies and their third-party service providers are increasingly the targets of cyber-attacks involving the encryption of data (e.g., ransomware), disruptions in communications (e.g., denial of service), or unauthorized access to or release of personal or confidential information. In 2023, we were notified of a data security incident involving the MOVEit file transfer system used by numerous financial services companies. A third-party vendor uses that software on our behalf to, among other things, identify the deaths of insured persons and annuitants under life insurance policies and annuity contracts. We notified affected customers as required by law, and we continue to assess and investigate the overall impact of the incident. The techniques used to attack systems and networks change frequently, are becoming more sophisticated, and can originate from a wide variety of sources. The use of remote or flexible work arrangements, remote access tools, and mobile technology has expanded potential targets for cyber-attack. System failures and cybersecurity incidents may adversely affect you and/or your Contract. For instance, a cyber-attack may interfere with our ability to process Contract transactions or calculate Contract values, including Accumulation Unit values, or could result in the release of confidential customer information. Such events could also adversely affect us, as they may result in regulatory fines, financial losses and reputational damage. Cybersecurity incidents may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. Although we take efforts to protect our systems from cybersecurity incidents, there can be no assurance that we or our service providers or the underlying funds will be able to avoid cybersecurity incidents affecting Contract owners in the future. It is possible that a cybersecurity incident could persist for an extended period of time without detection. We are also exposed to risks related to natural and man-made disasters, and other severe events, such as storms, public health crises, terrorist acts, and military actions, any of which could adversely affect our business operations. While we have a business continuity plan and have taken precautions, we cannot assure you that severe events will not result in interruptions to our business operations, particularly if such events affect our computer systems or result in a significant number of our employees becoming unavailable. Interruptions to our business operations may impair our ability to effectively administer the Contract, including our ability to process orders and calculate Contract values. Additionally, our third-party service providers and other third-parties related to our business (such as financial intermediaries or underlying funds) are subject to similar risks. Successful implementation and execution of their business continuity policies and procedures are largely beyond our control. Disruptions to their business operations may impair our own business operations.Cybersecurity incidents may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. Although we take efforts to protect our systems from cybersecurity incidents, there can be no assurance that we or our service providers or the underlying funds will be able to avoid cybersecurity incidents affecting Contract owners in the future. It is possible that a cybersecurity incident could persist for an extended period of time without detection. We are also exposed to risks related to natural and man-made disasters, and other severe events, such as storms, public health crises, terrorist acts, and military actions, any of which could adversely affect our business operations. While we have a business continuity plan and have taken precautions, we cannot assure you that severe events will not result in interruptions to our business operations, particularly if such events affect our computer systems or result in a significant number of our employees becoming unavailable. Interruptions to our business operations may impair our ability to effectively administer the Contract, including our ability to process orders and calculate Contract values. Additionally, our third-party service providers and other third-parties related to our business (such as financial intermediaries or underlying funds) are subject to similar risks. Successful implementation and execution of their business continuity policies and procedures are largely beyond our control. Disruptions to their business operations may impair our own business operations.
Item 10. Benefits Available (N-4) [Text Block]	The above figures are simply to illustrate the calculation of a Variable Annuity and have no bearing on the actual historical record of any Separate Account.Benefits Available Under the Contract The following table summarizes information about the benefits under the Contract.
Benefit	Purpose	Whether Benefit Is Standard or Optional	Maximum Fee	Restrictions/ Limitations
Death Benefit
If the participant dies during
the Accumulation Period,
then the type of death benefit
paid depends on whether the
participant died (a) before
age 65, or (b) on or after
age 65. If the participant died
before age 65, a Minimum
Death Benefit is payable to
the Beneficiary, which is
generally the greater of the
greater of (a) the value of the
Participant Account and
(b) 100% of the
Contributions to the
Participant Account less prior
Surrenders and outstanding
Participant loans.
If the participant dies on or
after age 65, then the
Contract pays a death benefit
equal to the Participant
Account Value, less any
outstanding charges and loan
balances.
Standard
1.25% (Either
deducted via
Method 1 (daily
deduction as a
percentage of net
asset value of
each fund) or
Method 2
(quarterly
deduction as a
percentage of the
average daily
assets of Sub-
Accounts during
calendar quarter),
depending on
which method is
selected by your
Employer)

•For
Minimum
Death
Benefit,
value of
Participant
account
measured on
date that all
completed
paperwork
received for
all states
except IL. In
IL, measured
on date Due
Proof of
Death is
received.
•The
deduction of
advisory fees
will reduce
your death
benefit.

Participant Loan	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	Loan set-up fee of $50.00 and annual loan administration fee of $50.00.	•Must be permitted by the Code and the terms of the Plan.
Benefit	Purpose	Whether Benefit Is Standard or Optional	Maximum Fee	Restrictions/ Limitations
Systemic Withdrawal Option	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	None
•Limited to
Participants
who have
terminated
their
employment
with the
Employer;
•Duration of
payments
may not
extend
beyond the
Participant’s
life
expectancy;
•A Participant
may not
elect the
Systemic
Withdrawal
Option if
there is an
outstanding
Loan.

Benefits Available [Table Text Block]
Benefit	Purpose	Whether Benefit Is Standard or Optional	Maximum Fee	Restrictions/ Limitations
Death Benefit
If the participant dies during
the Accumulation Period,
then the type of death benefit
paid depends on whether the
participant died (a) before
age 65, or (b) on or after
age 65. If the participant died
before age 65, a Minimum
Death Benefit is payable to
the Beneficiary, which is
generally the greater of the
greater of (a) the value of the
Participant Account and
(b) 100% of the
Contributions to the
Participant Account less prior
Surrenders and outstanding
Participant loans.
If the participant dies on or
after age 65, then the
Contract pays a death benefit
equal to the Participant
Account Value, less any
outstanding charges and loan
balances.
Standard
1.25% (Either
deducted via
Method 1 (daily
deduction as a
percentage of net
asset value of
each fund) or
Method 2
(quarterly
deduction as a
percentage of the
average daily
assets of Sub-
Accounts during
calendar quarter),
depending on
which method is
selected by your
Employer)

•For
Minimum
Death
Benefit,
value of
Participant
account
measured on
date that all
completed
paperwork
received for
all states
except IL. In
IL, measured
on date Due
Proof of
Death is
received.
•The
deduction of
advisory fees
will reduce
your death
benefit.

Participant Loan	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	Loan set-up fee of $50.00 and annual loan administration fee of $50.00.	•Must be permitted by the Code and the terms of the Plan.
Benefit	Purpose	Whether Benefit Is Standard or Optional	Maximum Fee	Restrictions/ Limitations
Systemic Withdrawal Option	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	None
•Limited to
Participants
who have
terminated
their
employment
with the
Employer;
•Duration of
payments
may not
extend
beyond the
Participant’s
life
expectancy;
•A Participant
may not
elect the
Systemic
Withdrawal
Option if
there is an
outstanding
Loan.

Name of Benefit [Text Block]	Benefit
Purpose of Benefit [Text Block]	Purpose
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	Restrictions/Limitations
Name of Benefit [Text Block]	Benefit
Item 17. Portfolio Companies (N-4) [Text Block]	Appendix A – Underlying Funds The following is a list of the Underlying Funds currently available under the Contract. In the event more than one Underlying Funds were offered under the Contract, the Underlying Funds available to you may vary by Employer. In such an event, you should refer to your retirement plan documents for a list of Underlying Funds available to you. More information about the Underlying Fund is available in the prospectuses for the Fund, which may be amended from time to time and can be found online at https://plan.empower-retirement.com/plancloudws/fundprospectus. You can also request this information at no cost by calling (844) 804-8989 or sending an email request to participantservices@empower.com. The current expenses and performance information below reflect fees and expenses of the Underlying Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. The past performance of a Fund is not necessarily an indication of future performance.
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Value	AB Discovery Value Fund - Class A Adviser: AllianceBernstein L.P. Subadviser: N/A	1.10%	14.77%	10.57%	7.36%
US Fund Diversified Emerging Mkts	Allspring Emerging Markets Equity Fund - Class A* Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	1.43%	8.39%	3.34%	2.00%
US Fund Large Value	American Century Equity Income Fund - Investor Class Adviser: American Century Investment Management Inc Subadviser: N/A	0.93%	3.90%	8.07%	8.00%
US Fund Money Market - Taxable	American Century U.S. Government Money Market Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	0.71%	4.40%	1.44%	1.10%
US Fund Global Large- Stock Blend	American Funds Capital World Growth and Income FundSM - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	1.06%	20.42%	10.30%	6.89%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	American Funds The Growth Fund of America® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.94%	36.76%	14.53%	11.48%
US Fund Moderately Aggressive Allocation	American Funds The Income Fund of America® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.91%	7.22%	7.71%	6.10%
US Fund Small Growth	Baron Small Cap Fund - Retail Shares Adviser: BAMCO Inc Subadviser: N/A	1.31%	26.88%	13.73%	9.03%
US Insurance Large Blend	BlackRock S&P 500 Index V.I. Fund - Class I Adviser: BlackRock Advisors LLC Subadviser: N/A	0.14%	26.22%	15.55%	11.80%
US Fund Mid-Cap Blend	BNY Mellon Midcap Index Fund - Investor Shares* (Closed to Contracts issued on or about 6/1/2014) Adviser: BNY Mellon Investment Adviser, Inc Subadviser: N/A	0.50%	15.89%	12.06%	8.76%
US Fund Small Blend	BNY Mellon Smallcap Stock Index Fund - Investor Shares* Adviser: BNY Mellon Investment Adviser, Inc Subadviser: N/A	0.50%	15.51%	10.54%	8.16%
US Fund Large Growth	Calvert Equity Fund - Class A Adviser: Calvert Research and Management Subadviser: Atlanta Capital Management Company,LLC	0.91%	17.93%	16.27%	12.70%
US Fund Large Blend	Davis New York Venture Fund - Class A Adviser: Davis Selected Advisers LP Subadviser: Davis Selected Advisers (New York) Inc	0.92%	30.00%	11.97%	8.70%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund High Yield Bond	Eaton Vance Income Fund of Boston - Class A* Adviser: Boston Management and Research Subadviser: Eaton Vance Advisers International Ltd.	1.00%	11.77%	5.15%	4.13%
US Fund Short-Term Bond	Federated Hermes Short- Term Income Fund - Service Shares* Adviser: Federated Investment Management Company Subadviser: N/A	0.66%	5.07%	1.77%	1.49%
US Fund Large Blend	Fidelity Advisor® Leveraged Company Stock Fund - Class M Adviser: Fidelity Management & Research Company LLC Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	1.27%	25.49%	14.73%	7.67%
US Fund Mid-Cap Value	Fidelity Advisor® Value Strategies Fund - Class M Adviser: Fidelity Management & Research Company LLC Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	1.39%	19.90%	16.15%	8.88%
US Fund Mid-Cap Value	Franklin Mutual U.S. Mid Cap Value Fund - Class A* Adviser: Franklin Mutual Advisers, LLC Subadviser: N/A	0.90%	7.40%	6.78%	4.96%
US Fund Mid-Cap Growth	Goldman Sachs Small/Mid Cap Growth Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.25%	13.90%	12.95%	9.20%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	Hartford Capital Appreciation HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.67%	20.00%	13.30%	9.27%
US Fund Large Value	Hartford Dividend and Growth HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.65%	14.18%	13.72%	10.58%
US Fund Foreign Large Blend	Hartford International Opportunities HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.76%	11.72%	8.47%	4.24%
US Fund Large Blend	Hartford Stock HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.51%	7.72%	13.44%	10.69%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core-Plus Bond	Hartford Total Return Bond HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.50%	6.97%	1.86%	2.32%
US Fund Ultrashort Bond	Hartford Ultrashort Bond HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.44%	5.18%	1.80%	1.27%
US Fund Mid-Cap Growth	Hartford MidCap HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.73%	14.87%	9.70%	8.77%
US Fund Moderately Aggressive Allocation	Invesco Equity and Income Fund - Class A* Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.78%	9.99%	9.61%	6.84%
US Fund Intermediate Core Bond	Invesco Intermediate Bond Factor Fund - Class A* Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.52%	6.28%	1.69%	2.01%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Bond	Invesco International Bond Fund - Class A* Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.05%	8.25%	0.03%	0.69%
US Fund Real Estate	Invesco Real Estate Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: Invesco Asset Management Ltd	1.24%	8.75%	5.62%	6.37%
US Fund Small Value	Invesco Small Cap Value Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.10%	22.91%	20.69%	10.09%
US Fund Technology	Invesco Technology Fund - Investor Class Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.00%	47.38%	14.90%	12.11%
US Fund Mid-Cap Value	Invesco Value Opportunities Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.09%	15.15%	16.74%	8.67%
US Fund Moderate Allocation	Janus Henderson Balanced Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	1.07%	14.98%	9.18%	7.56%
US Fund Large Growth	Janus Henderson Forty Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	0.98%	39.34%	16.37%	13.16%
US Fund Foreign Large Blend	Janus Henderson Overseas Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	1.29%	10.52%	10.79%	3.00%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Growth	John Hancock New Opportunities Fund - Class A* Adviser: John Hancock Investment Management LLC Subadviser: GW&K Investment Management, LLC	1.21%	14.44%	10.24%	6.15%
US Fund Small Value	Keeley Small Cap Dividend Value Fund - Class A* Adviser: Keeley-Teton Advisors, LLC Subadviser: N/A	1.29%	9.96%	10.37%	6.19%
US Fund Mid-Cap Blend	Lord Abbett Value Opportunities Fund - Class A Adviser: Lord, Abbett & Co LLC Subadviser: N/A	1.16%	15.94%	10.67%	7.05%
US Fund Large Growth	Massachusetts Investors Growth Stock Fund - Class A Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.71%	24.08%	16.72%	12.77%
US Fund Intermediate Government	MFS® Government Securities Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.76%	3.95%	0.11%	0.81%
US Fund Foreign Small/Mid Value	Oakmark International Small Cap Fund - Investor Class Adviser: Harris Associates L.P. Subadviser: N/A	1.34%	19.52%	11.02%	4.83%
US Fund Inflation- Protected Bond	PIMCO Real Return Fund - Class A Adviser: Pacific Investment Management Company, LLC Subadviser: N/A	1.07%	3.33%	2.87%	1.97%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core-Plus Bond	PIMCO Total Return Fund - Class A Adviser: Pacific Investment Management Company, LLC Subadviser: N/A	0.83%	5.94%	0.97%	1.57%
US Fund Foreign Large Blend	Putnam International Equity Fund - Class A Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited; The Putnam Advisory Company LLC	1.26%	18.62%	9.03%	3.61%
US Fund Foreign Large Blend	Thornburg International Equity Fund - Class R3* Adviser: Thornburg Investment Management Inc Subadviser: N/A	1.36%	15.45%	9.95%	4.47%
US Fund Large Blend	Victory Special Value Fund - Class A Adviser: Victory Capital Management Inc. Subadviser: N/A	1.38%	24.38%	14.72%	8.78%
US Fund Mid-Cap Growth	Victory Munder Mid-Cap Core Growth Fund - Class A Adviser: Victory Capital Management Inc. Subadviser: N/A	1.28%	14.28%	11.30%	7.45%
US Fund Foreign Large Value	Virtus NFJ International Value Fund - Class A* Adviser: Virtus Investment Advisers, Inc. Subadviser: NFJ Investment Group LLC - Dallas	1.30%	10.33%	5.39%	0.24%
*Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.HV-3573
Prospectuses Available [Text Block]	The following is a list of the Underlying Funds currently available under the Contract. In the event more than one Underlying Funds were offered under the Contract, the Underlying Funds available to you may vary by Employer. In such an event, you should refer to your retirement plan documents for a list of Underlying Funds available to you. More information about the Underlying Fund is available in the prospectuses for the Fund, which may be amended from time to time and can be found online at https://plan.empower-retirement.com/plancloudws/fundprospectus. You can also request this information at no cost by calling (844) 804-8989 or sending an email request to participantservices@empower.com. The current expenses and performance information below reflect fees and expenses of the Underlying Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. The past performance of a Fund is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Value	AB Discovery Value Fund - Class A Adviser: AllianceBernstein L.P. Subadviser: N/A	1.10%	14.77%	10.57%	7.36%
US Fund Diversified Emerging Mkts	Allspring Emerging Markets Equity Fund - Class A* Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	1.43%	8.39%	3.34%	2.00%
US Fund Large Value	American Century Equity Income Fund - Investor Class Adviser: American Century Investment Management Inc Subadviser: N/A	0.93%	3.90%	8.07%	8.00%
US Fund Money Market - Taxable	American Century U.S. Government Money Market Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	0.71%	4.40%	1.44%	1.10%
US Fund Global Large- Stock Blend	American Funds Capital World Growth and Income FundSM - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	1.06%	20.42%	10.30%	6.89%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	American Funds The Growth Fund of America® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.94%	36.76%	14.53%	11.48%
US Fund Moderately Aggressive Allocation	American Funds The Income Fund of America® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.91%	7.22%	7.71%	6.10%
US Fund Small Growth	Baron Small Cap Fund - Retail Shares Adviser: BAMCO Inc Subadviser: N/A	1.31%	26.88%	13.73%	9.03%
US Insurance Large Blend	BlackRock S&P 500 Index V.I. Fund - Class I Adviser: BlackRock Advisors LLC Subadviser: N/A	0.14%	26.22%	15.55%	11.80%
US Fund Mid-Cap Blend	BNY Mellon Midcap Index Fund - Investor Shares* (Closed to Contracts issued on or about 6/1/2014) Adviser: BNY Mellon Investment Adviser, Inc Subadviser: N/A	0.50%	15.89%	12.06%	8.76%
US Fund Small Blend	BNY Mellon Smallcap Stock Index Fund - Investor Shares* Adviser: BNY Mellon Investment Adviser, Inc Subadviser: N/A	0.50%	15.51%	10.54%	8.16%
US Fund Large Growth	Calvert Equity Fund - Class A Adviser: Calvert Research and Management Subadviser: Atlanta Capital Management Company,LLC	0.91%	17.93%	16.27%	12.70%
US Fund Large Blend	Davis New York Venture Fund - Class A Adviser: Davis Selected Advisers LP Subadviser: Davis Selected Advisers (New York) Inc	0.92%	30.00%	11.97%	8.70%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund High Yield Bond	Eaton Vance Income Fund of Boston - Class A* Adviser: Boston Management and Research Subadviser: Eaton Vance Advisers International Ltd.	1.00%	11.77%	5.15%	4.13%
US Fund Short-Term Bond	Federated Hermes Short- Term Income Fund - Service Shares* Adviser: Federated Investment Management Company Subadviser: N/A	0.66%	5.07%	1.77%	1.49%
US Fund Large Blend	Fidelity Advisor® Leveraged Company Stock Fund - Class M Adviser: Fidelity Management & Research Company LLC Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	1.27%	25.49%	14.73%	7.67%
US Fund Mid-Cap Value	Fidelity Advisor® Value Strategies Fund - Class M Adviser: Fidelity Management & Research Company LLC Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	1.39%	19.90%	16.15%	8.88%
US Fund Mid-Cap Value	Franklin Mutual U.S. Mid Cap Value Fund - Class A* Adviser: Franklin Mutual Advisers, LLC Subadviser: N/A	0.90%	7.40%	6.78%	4.96%
US Fund Mid-Cap Growth	Goldman Sachs Small/Mid Cap Growth Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.25%	13.90%	12.95%	9.20%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	Hartford Capital Appreciation HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.67%	20.00%	13.30%	9.27%
US Fund Large Value	Hartford Dividend and Growth HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.65%	14.18%	13.72%	10.58%
US Fund Foreign Large Blend	Hartford International Opportunities HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.76%	11.72%	8.47%	4.24%
US Fund Large Blend	Hartford Stock HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.51%	7.72%	13.44%	10.69%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core-Plus Bond	Hartford Total Return Bond HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.50%	6.97%	1.86%	2.32%
US Fund Ultrashort Bond	Hartford Ultrashort Bond HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.44%	5.18%	1.80%	1.27%
US Fund Mid-Cap Growth	Hartford MidCap HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.73%	14.87%	9.70%	8.77%
US Fund Moderately Aggressive Allocation	Invesco Equity and Income Fund - Class A* Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.78%	9.99%	9.61%	6.84%
US Fund Intermediate Core Bond	Invesco Intermediate Bond Factor Fund - Class A* Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.52%	6.28%	1.69%	2.01%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Bond	Invesco International Bond Fund - Class A* Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.05%	8.25%	0.03%	0.69%
US Fund Real Estate	Invesco Real Estate Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: Invesco Asset Management Ltd	1.24%	8.75%	5.62%	6.37%
US Fund Small Value	Invesco Small Cap Value Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.10%	22.91%	20.69%	10.09%
US Fund Technology	Invesco Technology Fund - Investor Class Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.00%	47.38%	14.90%	12.11%
US Fund Mid-Cap Value	Invesco Value Opportunities Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.09%	15.15%	16.74%	8.67%
US Fund Moderate Allocation	Janus Henderson Balanced Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	1.07%	14.98%	9.18%	7.56%
US Fund Large Growth	Janus Henderson Forty Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	0.98%	39.34%	16.37%	13.16%
US Fund Foreign Large Blend	Janus Henderson Overseas Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	1.29%	10.52%	10.79%	3.00%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Growth	John Hancock New Opportunities Fund - Class A* Adviser: John Hancock Investment Management LLC Subadviser: GW&K Investment Management, LLC	1.21%	14.44%	10.24%	6.15%
US Fund Small Value	Keeley Small Cap Dividend Value Fund - Class A* Adviser: Keeley-Teton Advisors, LLC Subadviser: N/A	1.29%	9.96%	10.37%	6.19%
US Fund Mid-Cap Blend	Lord Abbett Value Opportunities Fund - Class A Adviser: Lord, Abbett & Co LLC Subadviser: N/A	1.16%	15.94%	10.67%	7.05%
US Fund Large Growth	Massachusetts Investors Growth Stock Fund - Class A Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.71%	24.08%	16.72%	12.77%
US Fund Intermediate Government	MFS® Government Securities Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.76%	3.95%	0.11%	0.81%
US Fund Foreign Small/Mid Value	Oakmark International Small Cap Fund - Investor Class Adviser: Harris Associates L.P. Subadviser: N/A	1.34%	19.52%	11.02%	4.83%
US Fund Inflation- Protected Bond	PIMCO Real Return Fund - Class A Adviser: Pacific Investment Management Company, LLC Subadviser: N/A	1.07%	3.33%	2.87%	1.97%
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core-Plus Bond	PIMCO Total Return Fund - Class A Adviser: Pacific Investment Management Company, LLC Subadviser: N/A	0.83%	5.94%	0.97%	1.57%
US Fund Foreign Large Blend	Putnam International Equity Fund - Class A Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited; The Putnam Advisory Company LLC	1.26%	18.62%	9.03%	3.61%
US Fund Foreign Large Blend	Thornburg International Equity Fund - Class R3* Adviser: Thornburg Investment Management Inc Subadviser: N/A	1.36%	15.45%	9.95%	4.47%
US Fund Large Blend	Victory Special Value Fund - Class A Adviser: Victory Capital Management Inc. Subadviser: N/A	1.38%	24.38%	14.72%	8.78%
US Fund Mid-Cap Growth	Victory Munder Mid-Cap Core Growth Fund - Class A Adviser: Victory Capital Management Inc. Subadviser: N/A	1.28%	14.28%	11.30%	7.45%
US Fund Foreign Large Value	Virtus NFJ International Value Fund - Class A* Adviser: Virtus Investment Advisers, Inc. Subadviser: NFJ Investment Group LLC - Dallas	1.30%	10.33%	5.39%	0.24%

Portfolio Company Objective [Text Block]	UNDERLYINGFUND TYPE
Temporary Fee Reductions, Current Expenses [Text Block]	*Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.HV-3573
Premier Solutions Chicago Public Schools | NotaShortTermInvestmentMember
Prospectus:
Principal Risk [Text Block]	Not a Short Term Investment Vehicle. The Contract is designed for retirement savings or other long-term purposes. It is not appropriate for investors who need ready access to cash.
Premier Solutions Chicago Public Schools | InvestmentOptions1RiskMember
Prospectus:
Principal Risk [Text Block]	Risks Associated with Underlying Funds. The value of your investment and any returns will depend on the performance of the Underlying Fund(s) you select. You bear the risk of any decline in your Participant Account value resulting from the Underlying Fund(s)’ performance.
Premier Solutions Chicago Public Schools | CompanysClaimsPayingAbilityMember
Prospectus:
Principal Risk [Text Block]	Company’s Claims Paying Ability. Guarantees and benefits provided by the Talcott Resolution are subject to the financial strength and claims paying ability of the company. If the Talcott experiences financial difficulty, it may not be able to make guaranteed payments that exceed the assets in the Separate Account.
Premier Solutions Chicago Public Schools | DeductionThirdPartyAdvisoryFeesMember
Prospectus:
Principal Risk [Text Block]	Deduction of Third-Party Advisory Fees. Risks relating to the deduction of advisory fees will reduce your Participant Account Value and subject to state and federal income tax, as well as a 10% federal penalty tax if the Participant is under age 59 1/2.
Premier Solutions Chicago Public Schools | LimitationsonSurrendersandWithdrawalsMember
Prospectus:
Principal Risk [Text Block]	Limitations on Surrenders and Withdrawals. During the first five Contract Years we will deduct a Contingent Deferred Surrender Charge if you surrender or take a withdrawal from the Contract. You should purchase the Contract only if you have the ability to keep it in force for a substantial period of time.
Premier Solutions Chicago Public Schools | ContractSuspensionMember
Prospectus:
Principal Risk [Text Block]	Contract Suspension. The Contract may be suspended where new Contributions and new Participant Accounts may be prohibited.
Premier Solutions Chicago Public Schools | TaxConsequencesMember
Prospectus:
Principal Risk [Text Block]	Tax Consequences. Withdrawals are generally taxable as ordinary income. Withdrawals before age 59 1∕2 may be subject to a tax penalty.
Premier Solutions Chicago Public Schools | CyberSecurityandBusinessContinuityRiskMember
Prospectus:
Principal Risk [Text Block]	Cyber Security and Business Continuity Risk. Our business is highly dependent upon the effective operation of our computer systems and those of our business partners and service providers. Our business is therefore vulnerable to disruptions from utility outages and susceptible to operational and information security risks resulting from system failures and cybersecurity incidents. These risks include, among other things, the theft, misuse, corruption and destruction of electronic data, interference with or denial of service, attacks on systems or websites and other operational disruptions that could severely impede our ability to conduct our business and administer the Contract. Financial services companies and their third-party service providers are increasingly the targets of cyber-attacks involving the encryption of data (e.g., ransomware), disruptions in communications (e.g., denial of service), or unauthorized access to or release of personal or confidential information. In 2023, we were notified of a data security incident involving the MOVEit file transfer system used by numerous financial services companies. A third-party vendor uses that software on our behalf to, among other things, identify the deaths of insured persons and annuitants under life insurance policies and annuity contracts. We notified affected customers as required by law, and we continue to assess and investigate the overall impact of the incident. The techniques used to attack systems and networks change frequently, are becoming more sophisticated, and can originate from a wide variety of sources. The use of remote or flexible work arrangements, remote access tools, and mobile technology has expanded potential targets for cyber-attack. System failures and cybersecurity incidents may adversely affect you and/or your Contract. For instance, a cyber-attack may interfere with our ability to process Contract transactions or calculate Contract values, including Accumulation Unit values, or could result in the release of confidential customer information. Such events could also adversely affect us, as they may result in regulatory fines, financial losses and reputational damage. Cybersecurity incidents may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. Although we take efforts to protect our systems from cybersecurity incidents, there can be no assurance that we or our service providers or the underlying funds will be able to avoid cybersecurity incidents affecting Contract owners in the future. It is possible that a cybersecurity incident could persist for an extended period of time without detection. We are also exposed to risks related to natural and man-made disasters, and other severe events, such as storms, public health crises, terrorist acts, and military actions, any of which could adversely affect our business operations. While we have a business continuity plan and have taken precautions, we cannot assure you that severe events will not result in interruptions to our business operations, particularly if such events affect our computer systems or result in a significant number of our employees becoming unavailable. Interruptions to our business operations may impair our ability to effectively administer the Contract, including our ability to process orders and calculate Contract values. Additionally, our third-party service providers and other third-parties related to our business (such as financial intermediaries or underlying funds) are subject to similar risks. Successful implementation and execution of their business continuity policies and procedures are largely beyond our control. Disruptions to their business operations may impair our own business operations.Cybersecurity incidents may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. Although we take efforts to protect our systems from cybersecurity incidents, there can be no assurance that we or our service providers or the underlying funds will be able to avoid cybersecurity incidents affecting Contract owners in the future. It is possible that a cybersecurity incident could persist for an extended period of time without detection. We are also exposed to risks related to natural and man-made disasters, and other severe events, such as storms, public health crises, terrorist acts, and military actions, any of which could adversely affect our business operations. While we have a business continuity plan and have taken precautions, we cannot assure you that severe events will not result in interruptions to our business operations, particularly if such events affect our computer systems or result in a significant number of our employees becoming unavailable. Interruptions to our business operations may impair our ability to effectively administer the Contract, including our ability to process orders and calculate Contract values. Additionally, our third-party service providers and other third-parties related to our business (such as financial intermediaries or underlying funds) are subject to similar risks. Successful implementation and execution of their business continuity policies and procedures are largely beyond our control. Disruptions to their business operations may impair our own business operations.
Premier Solutions Chicago Public Schools | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	You can lose money by investing in this Contract, including loss of principal and prior credited earnings.
Premier Solutions Chicago Public Schools | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	The Contract is designed as a long-term accumulation Investment for retirement savings. It is not designed for short term investment and is not appropriate for an investor who needs ready access to cash.
Premier Solutions Chicago Public Schools | Investment Options Risk [Member]
Prospectus:
Risk [Text Block]	•An investment in this Contract is subject to the risk of poor investment performance of the Underlying Funds available under the Contract.•Each Underlying Fund has its own unique risks.•You should review the prospectus for each Underlying Fund before making an investment decision.
Premier Solutions Chicago Public Schools | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	Any obligations, guarantees, and benefits of the Contract are subject to the claims- paying ability of the Talcott Resolution. If Talcott Resolution experiences financial distress, it may not be able to meet its obligations to you. More information about Talcott Resolution, including its financial strength ratings, is available upon request. You may make such request by calling 844-804-8989 or visiting https://www.talcottresolution.com
Premier Solutions Chicago Public Schools | AmericanCenturyEquityIncomeFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	American Century Equity Income Fund - Investor Class
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	3.90%
Average Annual Total Returns, 5 Years [Percent]	8.07%
Average Annual Total Returns, 10 Years [Percent]	8.00%
Premier Solutions Chicago Public Schools | AmericanCenturyUSGovernmentMoneyMarketFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Money Market - Taxable
Portfolio Company Name [Text Block]	American Century U.S. Government Money Market Fund - Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	4.40%
Average Annual Total Returns, 5 Years [Percent]	1.44%
Average Annual Total Returns, 10 Years [Percent]	1.10%
Premier Solutions Chicago Public Schools | BlackRockSP500IndexVIFundClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	US Insurance Large Blend
Portfolio Company Name [Text Block]	BlackRock S&P 500 Index V.I. Fund - Class I
Portfolio Company Adviser [Text Block]	BlackRock Advisors LLC
Current Expenses [Percent]	0.14%
Average Annual Total Returns, 1 Year [Percent]	26.22%
Average Annual Total Returns, 5 Years [Percent]	15.55%
Average Annual Total Returns, 10 Years [Percent]	11.80%
Premier Solutions Chicago Public Schools | CalvertEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Calvert Equity Fund - Class A
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Portfolio Company Subadviser [Text Block]	Atlanta Capital Management Company,LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	17.93%
Average Annual Total Returns, 5 Years [Percent]	16.27%
Average Annual Total Returns, 10 Years [Percent]	12.70%
Premier Solutions Chicago Public Schools | HartfordDividendandGrowthHLSFundClassIAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Hartford Dividend and Growth HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	14.18%
Average Annual Total Returns, 5 Years [Percent]	13.72%
Average Annual Total Returns, 10 Years [Percent]	10.58%
Premier Solutions Chicago Public Schools | HartfordMidCapHLSFundClassIAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Hartford MidCap HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	14.87%
Average Annual Total Returns, 5 Years [Percent]	9.70%
Average Annual Total Returns, 10 Years [Percent]	8.77%
Premier Solutions Chicago Public Schools | HartfordTotalReturnBondHLSFundClassIAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	Hartford Total Return Bond HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	6.97%
Average Annual Total Returns, 5 Years [Percent]	1.86%
Average Annual Total Returns, 10 Years [Percent]	2.32%
Premier Solutions Chicago Public Schools | HartfordUltrashortBondHLSFundClassIAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Ultrashort Bond
Portfolio Company Name [Text Block]	Hartford Ultrashort Bond HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.44%
Average Annual Total Returns, 1 Year [Percent]	5.18%
Average Annual Total Returns, 5 Years [Percent]	1.80%
Average Annual Total Returns, 10 Years [Percent]	1.27%
Premier Solutions Chicago Public Schools | InvescoEquityandIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Moderately Aggressive Allocation
Portfolio Company Name [Text Block]	Invesco Equity and Income Fund - Class A*
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	9.99%
Average Annual Total Returns, 5 Years [Percent]	9.61%
Average Annual Total Returns, 10 Years [Percent]	6.84%
Premier Solutions Chicago Public Schools | InvescoIntermediateBondFactorFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core Bond
Portfolio Company Name [Text Block]	Invesco Intermediate Bond Factor Fund - Class A*
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.52%
Average Annual Total Returns, 1 Year [Percent]	6.28%
Average Annual Total Returns, 5 Years [Percent]	1.69%
Average Annual Total Returns, 10 Years [Percent]	2.01%
Premier Solutions Chicago Public Schools | MassachusettsInvestorsGrowthStockFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Massachusetts Investors Growth Stock Fund - Class A
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	24.08%
Average Annual Total Returns, 5 Years [Percent]	16.72%
Average Annual Total Returns, 10 Years [Percent]	12.77%
Premier Solutions Chicago Public Schools | ABDiscoveryValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	AB Discovery Value Fund - Class A
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	14.77%
Average Annual Total Returns, 5 Years [Percent]	10.57%
Average Annual Total Returns, 10 Years [Percent]	7.36%
Premier Solutions Chicago Public Schools | AllspringEmergingMarketsEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Diversified Emerging Mkts
Portfolio Company Name [Text Block]	Allspring Emerging Markets Equity Fund - Class A*
Portfolio Company Adviser [Text Block]	Allspring Funds Management, LLC
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Current Expenses [Percent]	1.43%
Average Annual Total Returns, 1 Year [Percent]	8.39%
Average Annual Total Returns, 5 Years [Percent]	3.34%
Average Annual Total Returns, 10 Years [Percent]	2.00%
Premier Solutions Chicago Public Schools | AmericanFundsCapitalWorldGrowthandIncomeFundSMClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Blend
Portfolio Company Name [Text Block]	American Funds Capital World Growth and Income FundSM - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	20.42%
Average Annual Total Returns, 5 Years [Percent]	10.30%
Average Annual Total Returns, 10 Years [Percent]	6.89%
Premier Solutions Chicago Public Schools | AmericanFundsTheGrowthFundofAmericaClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	American Funds The Growth Fund of America® - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	36.76%
Average Annual Total Returns, 5 Years [Percent]	14.53%
Average Annual Total Returns, 10 Years [Percent]	11.48%
Premier Solutions Chicago Public Schools | AmericanFundsTheIncomeFundofAmericaClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Moderately Aggressive Allocation
Portfolio Company Name [Text Block]	American Funds The Income Fund of America® - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	7.22%
Average Annual Total Returns, 5 Years [Percent]	7.71%
Average Annual Total Returns, 10 Years [Percent]	6.10%
Premier Solutions Chicago Public Schools | BNYMellonMidcapIndexFundIncInvestorSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	15.89%
Average Annual Total Returns, 5 Years [Percent]	12.06%
Average Annual Total Returns, 10 Years [Percent]	8.76%
Premier Solutions Chicago Public Schools | BNYMellonSmallcapStockIndexFundInvestorSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	BNY Mellon Smallcap Stock Index Fund - Investor Shares*
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Adviser, Inc
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	15.51%
Average Annual Total Returns, 5 Years [Percent]	10.54%
Average Annual Total Returns, 10 Years [Percent]	8.16%
Premier Solutions Chicago Public Schools | DavisNewYorkVentureFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Davis New York Venture Fund - Class A
Portfolio Company Adviser [Text Block]	Davis Selected Advisers LP
Portfolio Company Subadviser [Text Block]	Davis Selected Advisers (New York) Inc
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	30.00%
Average Annual Total Returns, 5 Years [Percent]	11.97%
Average Annual Total Returns, 10 Years [Percent]	8.70%
Premier Solutions Chicago Public Schools | EatonVanceIncomeFundofBostonClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund High Yield Bond
Portfolio Company Name [Text Block]	Eaton Vance Income Fund of Boston - Class A*
Portfolio Company Adviser [Text Block]	Boston Management and Research
Portfolio Company Subadviser [Text Block]	Eaton Vance Advisers International Ltd.
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	11.77%
Average Annual Total Returns, 5 Years [Percent]	5.15%
Average Annual Total Returns, 10 Years [Percent]	4.13%
Premier Solutions Chicago Public Schools | FidelityAdvisorLeveragedCompanyStockFundClassMMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Fidelity Advisor® Leveraged Company Stock Fund - Class M
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	1.27%
Average Annual Total Returns, 1 Year [Percent]	25.49%
Average Annual Total Returns, 5 Years [Percent]	14.73%
Average Annual Total Returns, 10 Years [Percent]	7.67%
Premier Solutions Chicago Public Schools | GoldmanSachsSmallMidCapGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Goldman Sachs Small/Mid Cap Growth Fund - Class A*
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	13.90%
Average Annual Total Returns, 5 Years [Percent]	12.95%
Average Annual Total Returns, 10 Years [Percent]	9.20%
Premier Solutions Chicago Public Schools | InvescoInternationalBondFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Bond
Portfolio Company Name [Text Block]	Invesco International Bond Fund - Class A*
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	8.25%
Average Annual Total Returns, 5 Years [Percent]	0.03%
Average Annual Total Returns, 10 Years [Percent]	0.69%
Premier Solutions Chicago Public Schools | InvescoRealEstateFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Real Estate
Portfolio Company Name [Text Block]	Invesco Real Estate Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Invesco Asset Management Ltd
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	8.75%
Average Annual Total Returns, 5 Years [Percent]	5.62%
Average Annual Total Returns, 10 Years [Percent]	6.37%
Premier Solutions Chicago Public Schools | InvescoSmallCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Invesco Small Cap Value Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	22.91%
Average Annual Total Returns, 5 Years [Percent]	20.69%
Average Annual Total Returns, 10 Years [Percent]	10.09%
Premier Solutions Chicago Public Schools | InvescoValueOpportunitiesFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Invesco Value Opportunities Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	15.15%
Average Annual Total Returns, 5 Years [Percent]	16.74%
Average Annual Total Returns, 10 Years [Percent]	8.67%
Premier Solutions Chicago Public Schools | JanusHendersonBalancedFundClassSMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Moderate Allocation
Portfolio Company Name [Text Block]	Janus Henderson Balanced Fund - Class S
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	14.98%
Average Annual Total Returns, 5 Years [Percent]	9.18%
Average Annual Total Returns, 10 Years [Percent]	7.56%
Premier Solutions Chicago Public Schools | JanusHendersonFortyFundClassSMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Janus Henderson Forty Fund - Class S
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	39.34%
Average Annual Total Returns, 5 Years [Percent]	16.37%
Average Annual Total Returns, 10 Years [Percent]	13.16%
Premier Solutions Chicago Public Schools | JanusHendersonOverseasFundClassSMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Janus Henderson Overseas Fund - Class S
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	1.29%
Average Annual Total Returns, 1 Year [Percent]	10.52%
Average Annual Total Returns, 5 Years [Percent]	10.79%
Average Annual Total Returns, 10 Years [Percent]	3.00%
Premier Solutions Chicago Public Schools | LordAbbettValueOpportunitiesFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Lord Abbett Value Opportunities Fund - Class A
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	15.94%
Average Annual Total Returns, 5 Years [Percent]	10.67%
Average Annual Total Returns, 10 Years [Percent]	7.05%
Premier Solutions Chicago Public Schools | MFSGovernmentSecuritiesFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Government
Portfolio Company Name [Text Block]	MFS® Government Securities Fund - Class R3*
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	3.95%
Average Annual Total Returns, 5 Years [Percent]	0.11%
Average Annual Total Returns, 10 Years [Percent]	0.81%
Premier Solutions Chicago Public Schools | PIMCORealReturnFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Inflation-Protected Bond
Portfolio Company Name [Text Block]	PIMCO Real Return Fund - Class A
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	3.33%
Average Annual Total Returns, 5 Years [Percent]	2.87%
Average Annual Total Returns, 10 Years [Percent]	1.97%
Premier Solutions Chicago Public Schools | PIMCOTotalReturnFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	PIMCO Total Return Fund - Class A
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	5.94%
Average Annual Total Returns, 5 Years [Percent]	0.97%
Average Annual Total Returns, 10 Years [Percent]	1.57%
Premier Solutions Chicago Public Schools | ThornburgInternationalEquityFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Thornburg International Equity Fund - Class R3*
Portfolio Company Adviser [Text Block]	Thornburg Investment Management Inc
Current Expenses [Percent]	1.36%
Average Annual Total Returns, 1 Year [Percent]	15.45%
Average Annual Total Returns, 5 Years [Percent]	9.95%
Average Annual Total Returns, 10 Years [Percent]	4.47%
Premier Solutions Chicago Public Schools | VictorySpecialValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Victory Special Value Fund - Class A
Portfolio Company Adviser [Text Block]	Victory Capital Management Inc.
Current Expenses [Percent]	1.38%
Average Annual Total Returns, 1 Year [Percent]	24.38%
Average Annual Total Returns, 5 Years [Percent]	14.72%
Average Annual Total Returns, 10 Years [Percent]	8.78%
Premier Solutions Chicago Public Schools | VictoryMunderMidCapCoreGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Victory Munder Mid-Cap Core Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Victory Capital Management Inc.
Current Expenses [Percent]	1.28%
Average Annual Total Returns, 1 Year [Percent]	14.28%
Average Annual Total Returns, 5 Years [Percent]	11.30%
Average Annual Total Returns, 10 Years [Percent]	7.45%
Premier Solutions Chicago Public Schools | VirtusNFJInternationalValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Value
Portfolio Company Name [Text Block]	Virtus NFJ International Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Virtus Investment Advisers, Inc.
Portfolio Company Subadviser [Text Block]	NFJ Investment Group LLC - Dallas
Current Expenses [Percent]	1.30%
Average Annual Total Returns, 1 Year [Percent]	10.33%
Average Annual Total Returns, 5 Years [Percent]	5.39%
Average Annual Total Returns, 10 Years [Percent]	0.24%
Premier Solutions Chicago Public Schools | HartfordCapitalAppreciationHLSFundClassIAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Hartford Capital Appreciation HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	20.00%
Average Annual Total Returns, 5 Years [Percent]	13.30%
Average Annual Total Returns, 10 Years [Percent]	9.27%
Premier Solutions Chicago Public Schools | HartfordStockHLSFundClassIAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Hartford Stock HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	7.72%
Average Annual Total Returns, 5 Years [Percent]	13.44%
Average Annual Total Returns, 10 Years [Percent]	10.69%
Premier Solutions Chicago Public Schools | BaronSmallCapFundRetailSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	Baron Small Cap Fund - Retail Shares
Portfolio Company Adviser [Text Block]	BAMCO Inc
Current Expenses [Percent]	1.31%
Average Annual Total Returns, 1 Year [Percent]	26.88%
Average Annual Total Returns, 5 Years [Percent]	13.73%
Average Annual Total Returns, 10 Years [Percent]	9.03%
Premier Solutions Chicago Public Schools | HartfordInternationalOpportunitiesHLSFundClassIAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Hartford International Opportunities HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	11.72%
Average Annual Total Returns, 5 Years [Percent]	8.47%
Average Annual Total Returns, 10 Years [Percent]	4.24%
Premier Solutions Chicago Public Schools | KeeleySmallCapDividendValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Keeley Small Cap Dividend Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Keeley-Teton Advisors, LLC
Current Expenses [Percent]	1.29%
Average Annual Total Returns, 1 Year [Percent]	9.96%
Average Annual Total Returns, 5 Years [Percent]	10.37%
Average Annual Total Returns, 10 Years [Percent]	6.19%
Premier Solutions Chicago Public Schools | FranklinMutualUSMidCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Franklin Mutual U.S. Mid Cap Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	7.40%
Average Annual Total Returns, 5 Years [Percent]	6.78%
Average Annual Total Returns, 10 Years [Percent]	4.96%
Premier Solutions Chicago Public Schools | InvescoTechnologyFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Technology
Portfolio Company Name [Text Block]	Invesco Technology Fund - Investor Class
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	47.38%
Average Annual Total Returns, 5 Years [Percent]	14.90%
Average Annual Total Returns, 10 Years [Percent]	12.11%
Premier Solutions Chicago Public Schools | JohnHancockNewOpportunitiesFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	John Hancock New Opportunities Fund - Class A*
Portfolio Company Adviser [Text Block]	John Hancock Investment Management LLC
Portfolio Company Subadviser [Text Block]	GW&K Investment Management, LLC
Current Expenses [Percent]	1.21%
Average Annual Total Returns, 1 Year [Percent]	14.44%
Average Annual Total Returns, 5 Years [Percent]	10.24%
Average Annual Total Returns, 10 Years [Percent]	6.15%
Premier Solutions Chicago Public Schools | PutnamInternationalEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Putnam International Equity Fund - Class A
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Putnam Investments Limited; The Putnam Advisory Company LLC
Current Expenses [Percent]	1.26%
Average Annual Total Returns, 1 Year [Percent]	18.62%
Average Annual Total Returns, 5 Years [Percent]	9.03%
Average Annual Total Returns, 10 Years [Percent]	3.61%
Premier Solutions Chicago Public Schools | FederatedHermesShortTermIncomeFundServiceSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Short-Term Bond
Portfolio Company Name [Text Block]	Federated Hermes Short-Term Income Fund - Service Shares*
Portfolio Company Adviser [Text Block]	Federated Investment Management Company
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	5.07%
Average Annual Total Returns, 5 Years [Percent]	1.77%
Average Annual Total Returns, 10 Years [Percent]	1.49%
Premier Solutions Chicago Public Schools | FidelityAdvisorValueStrategiesFundClassMMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Fidelity Advisor® Value Strategies Fund - Class M
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	1.39%
Average Annual Total Returns, 1 Year [Percent]	19.90%
Average Annual Total Returns, 5 Years [Percent]	16.15%
Average Annual Total Returns, 10 Years [Percent]	8.88%
Premier Solutions Chicago Public Schools | OakmarkInternationalSmallCapFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Small/Mid Value
Portfolio Company Name [Text Block]	Oakmark International Small Cap Fund - Investor Class
Portfolio Company Adviser [Text Block]	Harris Associates L.P.
Current Expenses [Percent]	1.34%
Average Annual Total Returns, 1 Year [Percent]	19.52%
Average Annual Total Returns, 5 Years [Percent]	11.02%
Average Annual Total Returns, 10 Years [Percent]	4.83%
Premier Solutions Chicago Public Schools | ParticipantLoanMember
Prospectus:
Name of Benefit [Text Block]	Participant Loan
Purpose of Benefit [Text Block]	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.
Standard Benefit [Flag]	true
Standard Benefit Expense, Maximum [Dollars]	$ 50.00
Brief Restrictions / Limitations [Text Block]	•Must be permitted by the Code and the terms of the Plan.BenefitPurposeWhether Benefit Is Standard or OptionalMaximum FeeRestrictions/Limitations
Name of Benefit [Text Block]	Participant Loan
Operation of Benefit [Text Block]	Participant Loans During the Accumulation Period, a Participant under a Tax-sheltered Annuity plan may request a loan from his or her Participant Account, if permitted by the Plan. Loans from a Participant’s Account may not be available in all states or may be subject to restrictions. When you initiate a loan from your Participant Account, We deduct a loan set-up fee of $50. In addition, while your loan is outstanding, We deduct a $50 annual loan administration fee from your Participant Account on a quarterly basis. We deduct 25 percent of the annual fee on the last Valuation Day of each quarter, or from the proceeds of a full Surrender of your Participant Account. When you take a loan from your Participant Account, for record-keeping purposes, an amount equal to your loan, plus interest, is placed into a loan account. When you make loan repayments, the amount of the loan account decreases until your loan account is re-paid in full. You must pay back your loan according to the payment schedule set by the terms of your loan agreement. The loan agreement describes the terms, conditions, and any fees or charges of your loan. Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Account. The longer a loan is outstanding, the greater the impact on the Participant’s Account is likely to be. Also, if not repaid, the outstanding loan balance will reduce the death benefit otherwise payable to the Beneficiary.
Premier Solutions Chicago Public Schools | SystemicWithdrawalOptionMember
Prospectus:
Name of Benefit [Text Block]	Systemic Withdrawal Option
Purpose of Benefit [Text Block]	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Limited to Participants who have terminated their employment with the Employer;•Duration of payments may not extend beyond the Participant’s life expectancy;•A Participant may not elect the Systemic Withdrawal Option if there is an outstanding Loan.
Name of Benefit [Text Block]	Systemic Withdrawal Option
Premier Solutions Chicago Public Schools | Standard Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Death Benefit
Purpose of Benefit [Text Block]	If the participant dies during the Accumulation Period, then the type of death benefit paid depends on whether the participant died (a) before age 65, or (b) on or after age 65. If the participant died before age 65, a Minimum Death Benefit is payable to the Beneficiary, which is generally the greater of the greater of (a) the value of the Participant Account and (b) 100% of the Contributions to the Participant Account less prior Surrenders and outstanding Participant loans.If the participant dies on or after age 65, then the Contract pays a death benefit equal to the Participant Account Value, less any outstanding charges and loan balances.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	1.25%
Brief Restrictions / Limitations [Text Block]	•For Minimum Death Benefit, value of Participant account measured on date that all completed paperwork received for all states except IL. In IL, measured on date Due Proof of Death is received.•The deduction of advisory fees will reduce your death benefit.
Name of Benefit [Text Block]	Death Benefit
Operation of Benefit [Text Block]	Death Benefits Determination of the Beneficiary: The Beneficiary is the person or persons designated to receive payment of the death benefit upon the death of the Participant. If no designated Beneficiary remains living at the death of the Participant, the Participant’s estate is the Beneficiary. Death before the Annuity Commencement Date: • Death prior to age 65: If the Participant dies before the Annuity Commencement Date or the Participant’s attainment of age 65 (whichever comes first) the Minimum Death Benefit is payable to the Beneficiary. The Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. For Contracts purchased in Illinois, the Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. To the extent you have Related Contracts under your plan, we may take into consideration corresponding Participant Account values, Contributions, Surrenders, or loan indebtedness in calculating the Minimum Death Benefit. The value of a Participant’s Account on any Valuation Day before the Annuity Commencement Date will be reduced by any applicable Premium Taxes not already deducted. • Death on or after age 65: If the Participant dies before the Annuity Commencement Date but on or after the Participant’s 65th birthday, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices. For Contracts purchased in Illinois, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death at our Administrative Offices. Calculation of the death benefit: Except for Contracts purchased in Illinois, if the Participant dies before the Annuity Commencement Date, the death benefit will be calculated as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction. The death benefit remains invested in the Separate Account and/or General Account option according to your last instructions until the proceeds are paid or we receive new settlement instructions from the Beneficiary. During the time period between our receipt of Due Proof of Death and our receipt of the completed settlement instructions, the calculated death benefit will be subject to market fluctuations. Upon receipt of complete settlement instructions, we will calculate the payable amount. If the proceeds are taken in a single sum, payment will normally be made within seven days of our receipt of completed settlement instructions. You may apply the death benefit payment to any one of the Annuity payout options (See “Annuity Payout Options”) instead of receiving the death benefit payment in a single sum. An election to receive payment of death benefits under an Annuity payout option must be made before a lump sum settlement and within one year after the death by written notice to us at our Administrative Offices. Proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payouts will become operative unless the initial Annuity payout is at least $20 on either a variable or fixed basis, or $20 on each basis when a combination benefit is elected. The manner in which the Annuity payouts are determined and in which they may vary from month to month are the same as applicable to a Participant’s Account after retirement (See “Contract Value”). Death on or after the Annuity Commencement Date: If the Annuitant dies on or after the Annuity Commencement Date, there may be no payout at death unless the Annuitant has elected an Annuity payout option that permits the Beneficiary to elect to continue Annuity payouts or to receive the computed value.
Premier Solutions Chicago Public Schools | Percent125Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	$ 7,659
Surrender Expense, 3 Years, Maximum [Dollars]	12,246
Surrender Expense, 5 Years, Maximum [Dollars]	16,919
Surrender Expense, 10 Years, Maximum [Dollars]	33,427
Annuitized Expense, 1 Year, Maximum [Dollars]	3,064
Annuitized Expense, 3 Years, Maximum [Dollars]	9,369
Annuitized Expense, 5 Years, Maximum [Dollars]	15,919
Annuitized Expense, 10 Years, Maximum [Dollars]	33,427
No Surrender Expense, 1 Year, Maximum [Dollars]	3,064
No Surrender Expense, 3 Years, Maximum [Dollars]	9,369
No Surrender Expense, 5 Years, Maximum [Dollars]	15,919
No Surrender Expense, 10 Years, Maximum [Dollars]	33,427
Premier Solutions Chicago Public Schools | Percent105Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	7,465
Surrender Expense, 3 Years, Maximum [Dollars]	11,656
Surrender Expense, 5 Years, Maximum [Dollars]	15,914
Surrender Expense, 10 Years, Maximum [Dollars]	31,480
Annuitized Expense, 1 Year, Maximum [Dollars]	2,859
Annuitized Expense, 3 Years, Maximum [Dollars]	8,760
Annuitized Expense, 5 Years, Maximum [Dollars]	14,914
Annuitized Expense, 10 Years, Maximum [Dollars]	31,480
No Surrender Expense, 1 Year, Maximum [Dollars]	2,859
No Surrender Expense, 3 Years, Maximum [Dollars]	8,760
No Surrender Expense, 5 Years, Maximum [Dollars]	14,914
No Surrender Expense, 10 Years, Maximum [Dollars]	31,480
Premier Solutions Chicago Public Schools | Percent085Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	7,270
Surrender Expense, 3 Years, Maximum [Dollars]	11,063
Surrender Expense, 5 Years, Maximum [Dollars]	14,900
Surrender Expense, 10 Years, Maximum [Dollars]	29,493
Annuitized Expense, 1 Year, Maximum [Dollars]	2,654
Annuitized Expense, 3 Years, Maximum [Dollars]	8,148
Annuitized Expense, 5 Years, Maximum [Dollars]	13,900
Annuitized Expense, 10 Years, Maximum [Dollars]	29,493
No Surrender Expense, 1 Year, Maximum [Dollars]	2,654
No Surrender Expense, 3 Years, Maximum [Dollars]	8,148
No Surrender Expense, 5 Years, Maximum [Dollars]	13,900
No Surrender Expense, 10 Years, Maximum [Dollars]	29,493
Premier Solutions Chicago Public Schools | Percent075Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	7,172
Surrender Expense, 3 Years, Maximum [Dollars]	10,766
Surrender Expense, 5 Years, Maximum [Dollars]	14,390
Surrender Expense, 10 Years, Maximum [Dollars]	28,485
Annuitized Expense, 1 Year, Maximum [Dollars]	2,552
Annuitized Expense, 3 Years, Maximum [Dollars]	7,841
Annuitized Expense, 5 Years, Maximum [Dollars]	13,390
Annuitized Expense, 10 Years, Maximum [Dollars]	28,485
No Surrender Expense, 1 Year, Maximum [Dollars]	2,552
No Surrender Expense, 3 Years, Maximum [Dollars]	7,841
No Surrender Expense, 5 Years, Maximum [Dollars]	13,390
No Surrender Expense, 10 Years, Maximum [Dollars]	28,485
Premier Solutions Chicago Public Schools | Percent065Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	7,075
Surrender Expense, 3 Years, Maximum [Dollars]	10,468
Surrender Expense, 5 Years, Maximum [Dollars]	13,878
Surrender Expense, 10 Years, Maximum [Dollars]	27,467
Annuitized Expense, 1 Year, Maximum [Dollars]	2,449
Annuitized Expense, 3 Years, Maximum [Dollars]	7,534
Annuitized Expense, 5 Years, Maximum [Dollars]	12,878
Annuitized Expense, 10 Years, Maximum [Dollars]	27,467
No Surrender Expense, 1 Year, Maximum [Dollars]	2,449
No Surrender Expense, 3 Years, Maximum [Dollars]	7,534
No Surrender Expense, 5 Years, Maximum [Dollars]	12,878
No Surrender Expense, 10 Years, Maximum [Dollars]	27,467
Premier Solutions Chicago Public Schools | Percent050Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	6,929
Surrender Expense, 3 Years, Maximum [Dollars]	10,020
Surrender Expense, 5 Years, Maximum [Dollars]	13,106
Surrender Expense, 10 Years, Maximum [Dollars]	25,921
Annuitized Expense, 1 Year, Maximum [Dollars]	2,295
Annuitized Expense, 3 Years, Maximum [Dollars]	7,071
Annuitized Expense, 5 Years, Maximum [Dollars]	12,106
Annuitized Expense, 10 Years, Maximum [Dollars]	25,921
No Surrender Expense, 1 Year, Maximum [Dollars]	2,295
No Surrender Expense, 3 Years, Maximum [Dollars]	7,071
No Surrender Expense, 5 Years, Maximum [Dollars]	12,106
No Surrender Expense, 10 Years, Maximum [Dollars]	25,921
Premier Solutions Chicago Public Schools | Percent035Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	6,783
Surrender Expense, 3 Years, Maximum [Dollars]	9,571
Surrender Expense, 5 Years, Maximum [Dollars]	12,328
Surrender Expense, 10 Years, Maximum [Dollars]	24,351
Annuitized Expense, 1 Year, Maximum [Dollars]	2,142
Annuitized Expense, 3 Years, Maximum [Dollars]	6,607
Annuitized Expense, 5 Years, Maximum [Dollars]	11,329
Annuitized Expense, 10 Years, Maximum [Dollars]	24,351
No Surrender Expense, 1 Year, Maximum [Dollars]	2,142
No Surrender Expense, 3 Years, Maximum [Dollars]	6,607
No Surrender Expense, 5 Years, Maximum [Dollars]	11,329
No Surrender Expense, 10 Years, Maximum [Dollars]	24,351
Premier Solutions Chicago Public Schools | Percent015Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	6,588
Surrender Expense, 3 Years, Maximum [Dollars]	8,970
Surrender Expense, 5 Years, Maximum [Dollars]	11,285
Surrender Expense, 10 Years, Maximum [Dollars]	22,222
Annuitized Expense, 1 Year, Maximum [Dollars]	1,937
Annuitized Expense, 3 Years, Maximum [Dollars]	5,987
Annuitized Expense, 5 Years, Maximum [Dollars]	10,285
Annuitized Expense, 10 Years, Maximum [Dollars]	22,222
No Surrender Expense, 1 Year, Maximum [Dollars]	1,937
No Surrender Expense, 3 Years, Maximum [Dollars]	5,987
No Surrender Expense, 5 Years, Maximum [Dollars]	10,285
No Surrender Expense, 10 Years, Maximum [Dollars]	22,222
Premier Solutions Chicago Public Schools | Percent000Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	6,442
Surrender Expense, 3 Years, Maximum [Dollars]	8,517
Surrender Expense, 5 Years, Maximum [Dollars]	10,496
Surrender Expense, 10 Years, Maximum [Dollars]	20,598
Annuitized Expense, 1 Year, Maximum [Dollars]	1,783
Annuitized Expense, 3 Years, Maximum [Dollars]	5,519
Annuitized Expense, 5 Years, Maximum [Dollars]	9,496
Annuitized Expense, 10 Years, Maximum [Dollars]	20,598
No Surrender Expense, 1 Year, Maximum [Dollars]	1,783
No Surrender Expense, 3 Years, Maximum [Dollars]	5,519
No Surrender Expense, 5 Years, Maximum [Dollars]	9,496
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 20,598